PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 43.9%
Communications - 1.4%
AT&T, Inc.
3.500% due 09/15/53  $ 2,953,000 $ 2,085,068
3.850% due 06/01/60  1,900,000 1,375,473
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  2,600,000 1,747,141
3.850% due 04/01/61  1,400,000 831,600
T-Mobile USA, Inc.
5.050% due 07/15/33  3,900,000 3,859,529
Verizon Communications, Inc.
3.400% due 03/22/41  2,800,000 2,189,810
5.500% due 02/23/54  750,000 758,647
12,847,268
Consumer, Cyclical - 4.9%
American Airlines Pass-Through Trust
Class A
2.875% due 01/11/36  5,494,402 4,681,436
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  2,664,275 2,451,176
3.600% due 03/22/29  2,421,940 2,293,929
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  562,250 518,312
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 2,000,000 1,967,501
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 822,876 758,415
4.625% due 12/20/25 ~ 168,276 167,891
British Airways Pass-Through Trust
Class AA (United Kingdom)
3.300% due 06/15/34 ~ 2,385,500 2,146,158
Continental Airlines Pass-Through Trust
Class A
4.000% due 04/29/26  1,005,593 993,539
Delta Air Lines Pass-Through Trust
Class AA
3.625% due 01/30/29  251,818 238,452
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 2,121,219 2,100,062
4.750% due 10/20/28 ~ 2,000,000 1,956,779
Ford Motor Credit Co. LLC
2.300% due 02/10/25  2,325,000 2,255,308
3.375% due 11/13/25  1,050,000 1,010,660
4.542% due 08/01/26  1,550,000 1,505,255
Genting New York LLC/GENNY Capital, Inc.
3.300% due 02/15/26 ~ 1,900,000 1,823,756
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
4.875% due 07/01/31 ~ 3,450,000 3,092,011
Kohl's Corp.
4.625% due 05/01/31  1,750,000 1,474,375
Las Vegas Sands Corp.
3.900% due 08/08/29  1,189,000 1,082,868
Marriott International, Inc.
2.750% due 10/15/33  1,500,000 1,220,070
a
Principal
Amount Value
5.300% due 05/15/34  $ 300,000 $ 296,835
Meritage Homes Corp.
3.875% due 04/15/29 ~ 3,375,000 3,104,558
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 2,000,000 1,881,079
Royal Caribbean Cruises Ltd.
7.250% due 01/15/30 ~ 2,250,000 2,339,296
Tapestry, Inc.
7.850% due 11/27/33  1,000,000 1,086,169
U.S. Airways Pass-Through Trust Class A
4.625% due 12/03/26  772,639 760,294
United Airlines Pass-Through Trust Class A
2.900% due 11/01/29  331,073 294,319
5.800% due 07/15/37  2,750,000 2,806,780
United Airlines Pass-Through Trust
Class AA
4.150% due 02/25/33  527,875 495,143
46,802,426
Consumer, Non-Cyclical - 4.9%
AbbVie, Inc.
5.400% due 03/15/54  3,000,000 3,090,319
Amgen, Inc.
5.650% due 03/02/53  1,650,000 1,682,470
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  1,525,000 1,450,171
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
5.450% due 01/23/39  2,500,000 2,582,653
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 1,000,000 992,768
Block, Inc.
2.750% due 06/01/26  2,000,000 1,882,937
Campbell Soup Co.
5.400% due 03/21/34  1,500,000 1,511,962
Global Payments, Inc.
5.300% due 08/15/29  2,150,000 2,141,594
HCA, Inc.
5.450% due 04/01/31  1,400,000 1,407,788
Humana, Inc.
5.500% due 03/15/53  2,600,000 2,531,626
IQVIA, Inc.
5.700% due 05/15/28  2,200,000 2,233,261
J M Smucker Co.
6.200% due 11/15/33  1,400,000 1,494,196
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.750% due 03/15/34 ~ 1,650,000 1,734,723
JBS USA LUX SA/JBS USA Food Co./JBS
USA Finance, Inc.
3.000% due 05/15/32  3,000,000 2,448,618
Kraft Heinz Foods Co.
4.375% due 06/01/46  3,700,000 3,127,140
McCormick & Co., Inc.
4.950% due 04/15/33  2,100,000 2,078,031
Merck & Co., Inc.
5.150% due 05/17/63  1,900,000 1,883,251
UnitedHealth Group, Inc.
4.750% due 05/15/52  1,000,000 928,178
5.050% due 04/15/53  4,000,000 3,887,776
Universal Health Services, Inc.
2.650% due 10/15/30  2,000,000 1,697,016
2.650% due 01/15/32  2,675,000 2,190,056

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Viatris, Inc.
3.850% due 06/22/40  $ 4,750,000 $ 3,511,138
46,487,672
Energy - 3.3%
Cheniere Energy Partners LP
4.500% due 10/01/29  3,000,000 2,858,181
Cheniere Energy, Inc.
5.650% due 04/15/34 ~ 900,000 906,989
CrownRock LP/CrownRock Finance, Inc.
5.000% due 05/01/29 ~ 2,550,000 2,521,149
Enbridge, Inc. (Canada)
7.375% due 01/15/83  1,750,000 1,762,574
Energy Transfer LP
5.000% due 05/15/44  3,050,000 2,699,711
5.550% due 05/15/34  750,000 752,753
5.750% due 02/15/33  3,700,000 3,761,293
6.500% due 11/15/26  1,000,000 982,642
7.375% due 02/01/31 ~ 3,700,000 3,873,234
MPLX LP
5.650% due 03/01/53  2,150,000 2,104,446
Oleoducto Central SA (Colombia)
4.000% due 07/14/27 ~ 1,409,000 1,317,630
Targa Resources Corp.
6.500% due 03/30/34  3,400,000 3,655,203
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
4.000% due 01/15/32  4,350,000 3,918,826
31,114,631
Financial - 17.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300% due 01/30/32  2,000,000 1,716,047
5.750% due 06/06/28  1,200,000 1,216,545
Air Lease Corp.
3.000% due 02/01/30  2,500,000 2,211,573
4.650% due 06/15/26  2,700,000 2,556,081
Allianz SE (Germany)
6.350% due 09/06/53 ~ 800,000 841,745
American Homes 4 Rent LP
5.500% due 02/01/34  950,000 947,497
Aon North America, Inc.
5.450% due 03/01/34  1,800,000 1,821,809
Banco do Brasil SA (Brazil)
6.000% due 03/18/31 ~ 600,000 603,750
Banco Mercantil del Norte SA (Mexico)
7.625% due 01/10/28 ~ 550,000 550,939
8.375% due 10/14/30 ~ 707,000 726,029
Banco Santander SA (Spain)
5.538% due 03/14/30  2,800,000 2,800,727
Bank of America Corp.
2.482% due 09/21/36  2,500,000 2,000,952
2.687% due 04/22/32  2,000,000 1,693,524
2.972% due 02/04/33  2,000,000 1,701,458
4.375% (UST + 2.760%)
due 01/27/27 § 1,500,000 1,409,914
5.015% due 07/22/33  3,000,000 2,953,763
5.468% due 01/23/35  2,400,000 2,416,553
Barclays PLC (United Kingdom)
5.690% due 03/12/30  3,450,000 3,469,107
9.625% due 12/15/29  1,000,000 1,062,902
BBVA Bancomer SA (Mexico)
8.125% due 01/08/39 ~ 2,026,000 2,100,346
a
Principal
Amount Value
BNP Paribas SA (France)
8.500% due 08/14/28 ~ $ 2,350,000 $ 2,462,217
BPCE SA (France)
6.508% due 01/18/35 ~ 750,000 762,829
Broadstone Net Lease LLC
2.600% due 09/15/31  1,000,000 792,170
Citigroup, Inc.
2.561% due 05/01/32  2,000,000 1,668,637
4.150% due 11/15/26  1,750,000 1,616,360
5.827% due 02/13/35  1,850,000 1,832,363
6.174% due 05/25/34  4,300,000 4,368,845
6.270% due 11/17/33  2,000,000 2,113,166
Danske Bank AS (Denmark)
5.705% due 03/01/30 ~ 2,400,000 2,416,276
Extra Space Storage LP
5.400% due 02/01/34  2,100,000 2,091,553
Fidelity National Financial, Inc.
3.200% due 09/17/51  2,000,000 1,277,667
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  4,100,000 3,455,614
Goldman Sachs Group, Inc.
2.383% due 07/21/32  5,200,000 4,267,246
2.615% due 04/22/32  4,000,000 3,358,236
4.482% due 08/23/28  4,000,000 3,912,000
7.500% due 02/10/29  1,500,000 1,596,512
Host Hotels & Resorts LP
2.900% due 12/15/31  3,700,000 3,077,243
HSBC Holdings PLC (United Kingdom)
4.700% due 03/09/31  1,450,000 1,223,027
JPMorgan Chase & Co.
5.336% due 01/23/35  4,575,000 4,594,615
5.717% due 09/14/33  5,850,000 5,968,901
6.254% due 10/23/34  2,150,000 2,298,024
6.875% due 06/01/29  1,950,000 2,022,681
Kite Realty Group LP
5.500% due 03/01/34  1,200,000 1,192,876
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ 2,650,000 1,690,469
Lloyds Banking Group PLC (United
Kingdom)
5.462% due 01/05/28  2,100,000 2,101,141
Massachusetts Mutual Life Insurance Co.
5.672% due 12/01/52 ~ 4,050,000 4,050,035
Morgan Stanley
2.484% due 09/16/36  9,100,000 7,201,157
2.943% due 01/21/33  3,000,000 2,550,634
5.123% due 02/01/29  2,000,000 1,995,906
5.942% due 02/07/39  2,650,000 2,635,364
6.342% due 10/18/33  2,000,000 2,140,774
Nasdaq, Inc.
5.950% due 08/15/53  2,450,000 2,583,668
Northwestern Mutual Life Insurance Co.
3.625% due 09/30/59 ~ 3,500,000 2,467,249
PNC Financial Services Group, Inc.
5.676% due 01/22/35  1,250,000 1,261,950
6.250% due 03/15/30  1,200,000 1,166,007
6.875% (SOFR + 2.284%)
due 10/20/34 § 1,500,000 1,643,399
Principal Financial Group, Inc.
5.375% due 03/15/33  1,550,000 1,563,251
Prologis LP
5.125% due 01/15/34  2,500,000 2,512,046

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Prudential Financial, Inc.
6.750% due 03/01/53  $ 1,900,000 $ 1,980,167
Skandinaviska Enskilda Banken AB
(Sweden)
5.375% due 03/05/29 ~ 1,650,000 1,654,653
State Street Corp.
6.700% due 03/15/29  1,950,000 1,983,583
Sun Communities Operating LP
5.700% due 01/15/33  1,850,000 1,835,912
Teachers Insurance & Annuity Association
of America
4.270% due 05/15/47 ~ 2,000,000 1,659,860
U.S. Bancorp
5.678% due 01/23/35  2,050,000 2,070,811
UBS Group AG (Switzerland)
4.875% due 02/12/27 ~ 1,000,000 920,717
5.699% due 02/08/35 ~ 1,000,000 1,005,515
7.750% due 04/12/31 ~ 2,650,000 2,732,068
VICI Properties LP
5.750% due 04/01/34  800,000 793,164
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/27 ~ 1,500,000 1,422,594
4.625% due 12/01/29 ~ 8,600,000 8,138,607
Wells Fargo & Co.
4.897% due 07/25/33  1,000,000 963,981
5.499% due 01/23/35  4,200,000 4,211,469
162,106,470
Industrial - 2.4%
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 2,450,000 2,463,209
5.500% due 03/26/54 ~ 550,000 555,623
Berry Global, Inc.
4.875% due 07/15/26 ~ 2,000,000 1,961,468
Flowserve Corp.
2.800% due 01/15/32  5,589,000 4,598,712
3.500% due 10/01/30  443,000 394,055
HEICO Corp.
5.350% due 08/01/33  2,600,000 2,609,895
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  4,100,000 3,385,083
Smurfit Kappa Treasury ULC (Ireland)
due 01/15/30 # ~ 1,000,000 999,131
Veralto Corp.
5.450% due 09/18/33 ~ 1,300,000 1,316,838
Weir Group PLC (United Kingdom)
2.200% due 05/13/26 ~ 3,650,000 3,389,130
Westinghouse Air Brake Technologies Corp.
5.611% due 03/11/34  1,300,000 1,317,304
22,990,448
Technology - 2.6%
Broadcom, Inc.
3.137% due 11/15/35 ~ 4,000,000 3,233,113
4.926% due 05/15/37 ~ 1,500,000 1,424,354
Concentrix Corp.
6.850% due 08/02/33  1,400,000 1,392,457
Fiserv, Inc.
5.600% due 03/02/33  4,050,000 4,130,624
Intel Corp.
5.600% due 02/21/54  2,100,000 2,141,235
5.700% due 02/10/53  2,500,000 2,586,149
Kyndryl Holdings, Inc.
3.150% due 10/15/31  3,000,000 2,525,838
a
Principal
Amount Value
6.350% due 02/20/34  $ 1,000,000 $ 1,026,988
Micron Technology, Inc.
5.300% due 01/15/31  900,000 905,536
Oracle Corp.
3.950% due 03/25/51  3,000,000 2,287,502
Skyworks Solutions, Inc.
3.000% due 06/01/31  600,000 503,503
Texas Instruments, Inc.
5.050% due 05/18/63  2,000,000 1,949,389
24,106,688
Utilities - 7.3%
AES Corp.
5.450% due 06/01/28  2,000,000 1,996,979
Arizona Public Service Co.
5.550% due 08/01/33  950,000 961,395
Brooklyn Union Gas Co.
4.632% due 08/05/27 ~ 2,175,000 2,112,901
Dominion Energy, Inc.
4.350% (UST + 3.195%)
due 01/15/27 § 1,550,000 1,458,808
DPL, Inc.
4.350% due 04/15/29  1,125,000 1,031,318
Duke Energy Corp.
6.100% due 09/15/53  1,750,000 1,850,950
Duke Energy Ohio, Inc.
5.650% due 04/01/53  1,000,000 1,019,336
Duke Energy Progress LLC
5.250% due 03/15/33  3,400,000 3,443,879
Duke Energy Progress NC Storm Funding
LLC
2.387% due 07/01/39  2,650,000 2,140,834
Edison International
8.125% due 06/15/53  5,000,000 5,183,470
Exelon Corp.
5.450% due 03/15/34  1,250,000 1,258,925
FirstEnergy Corp.
4.150% due 07/15/27  2,500,000 2,399,676
Georgia Power Co.
5.250% due 03/15/34  2,250,000 2,274,653
Indianapolis Power & Light Co.
5.700% due 04/01/54 ~ 500,000 501,685
IPALCO Enterprises, Inc.
4.250% due 05/01/30  3,000,000 2,795,248
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 1,500,000 1,020,915
National Grid PLC (United Kingdom)
5.809% due 06/12/33  2,400,000 2,453,280
Nevada Power Co.
5.900% due 05/01/53  2,650,000 2,765,163
NextEra Energy Capital Holdings, Inc.
6.700% due 09/01/54  2,650,000 2,665,279
NextEra Energy Operating Partners LP
4.250% due 07/15/24 ~ 3,350,000 3,322,757
7.250% due 01/15/29 ~ 2,250,000 2,304,749
Pacific Gas & Electric Co.
6.950% due 03/15/34  1,000,000 1,095,491
PacifiCorp
5.300% due 02/15/31  3,000,000 3,010,660
5.500% due 05/15/54  1,000,000 963,170
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 940,053
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  823,279 790,233

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Piedmont Natural Gas Co., Inc.
5.050% due 05/15/52  $ 1,000,000 $ 913,898
Sempra
4.125% due 04/01/52  2,350,000 2,179,733
5.500% due 08/01/33  4,100,000 4,113,731
Southern California Gas Co.
5.600% due 04/01/54  2,900,000 2,903,926
Southern Co.
5.700% due 03/15/34  1,400,000 1,444,787
Southern Co. Gas Capital Corp.
5.750% due 09/15/33  2,500,000 2,589,148
Texas Electric Market Stabilization Funding
N LLC
4.265% due 08/01/36 ~ 950,808 921,450
Virginia Electric & Power Co.
5.000% due 04/01/33  350,000 345,518
Vistra Operations Co. LLC
6.950% due 10/15/33 ~ 2,100,000 2,243,403
69,417,401
Total Corporate Bonds & Notes
    (Cost $427,794,209) 415,873,004
SENIOR LOAN NOTES - 13.5%
Communications - 0.4%
SBA Senior Finance II LLC Term B
7.340% (SOFR + 2.000%)
due 01/25/31 § 3,984,197 3,993,296
Consumer, Cyclical - 4.1%
BCPE Empire Holdings, Inc.
9.330% (SOFR + 4.000%)
due 12/11/28 § 3,000,000 3,007,917
Caesars Entertainment, Inc. Term B1
8.040% (SOFR + 2.750%)
due 02/06/31 § 7,250,000 7,265,406
ClubCorp Holdings, Inc. Term B
10.564% (SOFR + 5.000%)
due 09/18/26 § 1,920,384 1,926,145
Flutter Financing BV Term B (Ireland)
7.559% (SOFR + 2.250%)
due 11/25/30 § 4,488,750 4,494,760
Hilton Domestic Operating Co., Inc. Term
B3
7.179% (SOFR + 1.750%)
due 06/21/28 § 3,500,000 3,509,723
Hilton Grand Vacations Borrower LLC
Term B
8.192% (SOFR + 2.750%)
due 08/02/28 § 4,465,649 4,474,022
Marriott Ownership Resorts, Inc. Term B
due 08/29/25 ∞ 5,000,000 4,987,500
SeaWorld Parks & Entertainment, Inc.
Term B
7.830% (SOFR + 2.500%)
due 08/25/28 § 6,862,421 6,869,284
United Airlines, Inc. Term B
8.076% (SOFR + 2.750%)
due 02/15/31 § 2,550,000 2,556,574
39,091,331
a
Principal
Amount Value
Consumer, Non-Cyclical - 2.5%
Allied Universal Holdco LLC Term B
9.180% (SOFR + 3.750%)
due 05/12/28 § $ 2,110,849 $ 2,110,117
Boost Newco Borrower LLC Term B
8.309% (SOFR + 3.000%)
due 01/31/31 § 3,500,000 3,514,494
CoreLogic, Inc. Term B
due 06/02/28 ∞ 997,442 978,013
Medline Borrower LP Term B
due 10/23/28 ∞ 3,000,000 3,010,935
Pathway Vet Alliance LLC Term B
9.195% (SOFR + 3.750%)
due 03/31/27 § 6,334,849 5,578,626
Verscend Holding Corp. Term B
9.445% (SOFR + 4.000%)
due 08/27/25 § 2,468,274 2,470,478
Wand NewCo 3, Inc. Term B
9.080% (SOFR + 3.750%)
due 01/30/31 § 6,000,000 6,022,914
23,685,577
Energy - 0.1%
Buckeye Partners LP Term B1
7.330% (SOFR + 2.000%)
due 11/01/26 § 1,000,000 1,002,847
Financial - 2.8%
AssuredPartners, Inc. Term B
8.942% (SOFR + 3.500%)
due 02/12/27 § 2,677,545 2,683,677
Avolon TLB Borrower 1 U.S. LLC Term B6
(Ireland)
7.329% (SOFR + 2.000%)
due 06/22/28 § 3,482,522 3,487,418
Deerfield Dakota Holding LLC Term B
9.059% (SOFR + 3.750%)
due 04/09/27 § ∞ 1,994,819 1,987,089
Delos Aircraft Leasing DAC Term B (Ireland)
7.302% (SOFR + 2.000%)
due 10/31/27 § 3,000,000 3,012,375
HUB International Ltd. Term B
8.574% (SOFR + 3.250%)
due 06/20/30 § 5,486,250 5,493,355
NFP Corp. Term B
8.695% (SOFR + 3.250%)
due 02/16/27 § 1,500,155 1,503,718
USI, Inc. Term B
8.302% (SOFR + 3.000%)
due 11/22/29 § 7,700,958 7,714,196
25,881,828
Industrial - 2.0%
CD&R Hydra Buyer, Inc.
due 03/25/31 ∞ 2,000,000 2,005,000
Chariot Buyer LLC Term B
8.680% (SOFR + 3.250%)
due 11/03/28 § 2,992,347 2,992,081
Proampac PG Borrower LLC Term B
9.823% (SOFR + 4.500%)
due 09/15/28 § 3,441,353 3,451,677

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Roper Industrial Products Investment Co.
4.536% (SOFR + 2.500%)
due 11/22/29 § $ 2,977,519 $ 2,996,661
Titan Acquisition Ltd. Term B (Canada)
8.442% (SOFR + 3.000%)
due 03/28/25 ± § 2,976,253 2,976,253
TK Elevator U.S. Newco, Inc. Term B
(Germany)
9.081% (SOFR + 3.500%)
due 07/30/27 § 1,990,013 1,998,512
TransDigm, Inc. Term I
8.570% (SOFR + 3.250%)
due 08/24/28 § 2,746,269 2,754,967
19,175,151
Technology - 1.6%
Central Parent, Inc. Term B
due 07/06/29 ∞ 2,982,475 2,994,193
Dun & Bradstreet Corp. Term B2
due 01/18/29 ∞ 4,000,000 4,003,752
Epicor Software Corp. Term C
8.696% (SOFR + 3.250%)
due 07/30/27 § 1,984,576 1,993,568
UKG, Inc. Term B
8.814% (SOFR + 3.500%)
due 02/10/31 § 6,127,770 6,161,442
15,152,955
Total Senior Loan Notes
    (Cost $127,618,397) 127,982,985
MORTGAGE-BACKED SECURITIES - 6.8%
Fannie Mae - 3.5%
due 04/01/54 # 8,500,000 8,578,712
due 04/01/54 # 4,500,000 4,478,366
5.000% due 04/01/38  3,380,661 3,376,835
5.500% due 05/01/38 1,392,262 1,403,709
6.000% due 07/01/53 3,710,311 3,746,414
6.500% due 09/01/53  11,212,603 11,461,364
33,045,400
Freddie Mac - 2.5%
4.500% due 05/01/38  3,885,953 3,826,064
5.000% due 01/01/53  2,097,890 2,048,864
5.500% due 04/01/38 - 06/01/53 12,435,243 12,442,744
6.000% due 01/01/39  2,743,269 2,787,870
6.500% due 07/01/53  2,033,339 2,078,451
23,183,993
Government National Mortgage Association - 0.8%
6.000% due 12/20/52 - 10/20/53 7,882,519 7,958,372
Total Mortgage-Backed Securities
    (Cost $64,003,859) 64,187,765
ASSET-BACKED SECURITIES - 15.4%
Automobile Other - 0.5%
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25  362,175 360,802
0.890% due 10/19/26  1,050,000 1,012,861
1.410% due 08/18/27  1,500,000 1,398,562
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
4.420% due 11/15/27  $ 1,700,000 $ 1,680,833
5.610% due 07/17/28  750,000 752,173
5,205,231
Automobile Sequential - 3.4%
Ally Auto Receivables Trust
5.070% due 04/15/27  3,000,000 2,990,983
5.460% due 05/15/28  1,900,000 1,911,195
Ford Credit Auto Owner Trust
1.290% due 06/15/26  298,574 291,464
3.190% due 07/15/31 ~ 3,000,000 2,945,689
3.880% due 11/15/34 ~ 2,650,000 2,566,897
5.140% due 03/15/26  1,404,762 1,402,115
5.270% due 05/17/27  2,000,000 1,999,443
5.280% due 02/15/36 ~ 3,350,000 3,394,351
5.570% due 06/15/26  2,983,640 2,984,643
GM Financial Consumer Automobile
Receivables Trust
5.100% due 05/18/26  1,123,118 1,121,046
GM Financial Revolving Receivables Trust
5.120% due 04/11/35 ~ 2,400,000 2,416,611
5.770% due 08/11/36 ~ 1,750,000 1,809,345
Honda Auto Receivables Owner Trust
0.600% due 12/20/27  1,580,000 1,512,784
Mercedes-Benz Auto Receivables Trust
5.260% due 10/15/25  112,103 112,067
Santander Drive Auto Receivables Trust
5.610% due 10/15/27  1,350,000 1,354,221
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,650,000 2,657,809
Toyota Auto Receivables Owner Trust
0.430% due 01/15/26  501,012 490,334
31,960,997
Credit Card Bullet - 0.3%
Chase Issuance Trust
4.630% due 01/15/31  2,800,000 2,792,957
Other Asset-Backed Securities - 11.2%
AIMCO CLO (Cayman)
6.824% (SOFR + 1.500%)
due 04/16/37 ~ § 3,000,000 2,999,446
AIMCO CLO 11 Ltd. (Cayman)
6.708% (SOFR + 1.392%)
due 10/17/34 ~ § 1,500,000 1,499,850
Buttermilk Park CLO Ltd. (Cayman)
6.676% (SOFR + 1.362%)
due 10/15/31 ~ § 1,185,497 1,188,518
Carlyle Global Market Strategies CLO Ltd.
7.248% (SOFR + 1.942%)
due 08/14/30 ~ § 2,000,000 2,006,367
CIFC Funding Ltd. (Cayman)
6.441% (SOFR + 1.132%)
due 04/19/29 ~ § 1,552,733 1,551,531
6.660% (SOFR + 1.362%)
due 07/18/31 ~ § 3,542,371 3,550,922
Dryden 55 CLO Ltd. (Cayman)
7.476% (SOFR + 2.162%)
due 04/15/31 ~ § 1,000,000 992,311
Dryden 58 CLO Ltd. (Cayman)
7.078% (SOFR + 1.762%)
due 07/17/31 ~ § 1,000,000 1,003,475
7.378% (SOFR + 2.062%)
due 07/17/31 ~ § 1,000,000 1,003,488

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Dryden 61 CLO Ltd. (Cayman)
6.568% (SOFR + 1.252%)
due 01/17/32 ~ § $ 2,250,000 $ 2,250,563
Dryden 64 CLO Ltd. (Cayman)
6.960% (SOFR + 1.662%)
due 04/18/31 ~ § 800,000 801,787
Hilton Grand Vacations Trust
3.610% due 06/20/34 ~ 173,346 166,471
Madison Park Funding XXVIII Ltd.
(Cayman)
7.176% (SOFR + 1.862%)
due 07/15/30 ~ § 1,400,000 1,405,147
Magnetite CLO XVIII Ltd. (Cayman)
6.449% (SOFR + 1.142%)
due 11/15/28 ~ § 649,288 649,415
Magnetite XII Ltd. (Cayman)
6.472% (SOFR + 1.150%)
due 10/15/31 ~ § 1,800,000 1,800,000
Magnetite XIV-R Ltd. (Cayman)
6.680% (SOFR + 1.382%)
due 10/18/31 ~ § 2,483,336 2,484,827
Magnetite XIX Ltd. (Cayman)
6.628% (SOFR + 1.312%)
due 04/17/34 ~ § 4,500,000 4,505,863
Magnetite XXI Ltd. (Cayman)
6.599% (SOFR + 1.282%)
due 04/20/34 ~ § 5,000,000 5,011,046
Magnetite XXII Ltd. (Cayman)
7.176% (SOFR + 1.862%)
due 04/15/31 ~ § 1,500,000 1,504,676
Magnetite XXIX Ltd. (Cayman)
6.566% (SOFR + 1.252%)
due 01/15/34 ~ § 1,300,000 1,301,690
MVW LLC
1.740% due 10/20/37 ~ 99,364 93,203
4.930% due 10/20/40 ~ 1,550,077 1,528,297
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 248,942 218,496
0.940% due 07/15/69 ~ 3,691,581 3,229,864
1.220% due 07/15/69 ~ 536,638 486,356
1.310% due 01/15/69 ~ 369,275 341,055
1.690% due 05/15/69 ~ 1,819,261 1,650,179
2.230% due 07/15/70 ~ 3,741,924 3,306,463
2.460% due 11/15/68 ~ 275,171 258,973
2.640% due 05/15/68 ~ 294,258 278,744
4.160% due 10/15/70 ~ 3,224,733 3,085,543
5.510% due 10/15/71 ~ 4,990,832 5,016,551
Navient Student Loan Trust
1.310% due 12/26/69 ~ 981,624 843,552
1.320% due 08/26/69 ~ 814,211 715,455
3.390% due 12/15/59 ~ 1,267,153 1,216,991
6.035% (SOFR + 0.714%)
due 12/26/69 ~ § 589,564 581,710
6.485% (SOFR + 1.164%)
due 06/25/69 ~ § 597,996 598,000
Neuberger Berman Loan Advisers CLO 25
Ltd. (Cayman)
6.910% (SOFR + 1.612%)
due 10/18/29 ~ § 1,500,000 1,505,651
Neuberger Berman Loan Advisers CLO 31
Ltd. (Cayman)
6.619% (SOFR + 1.302%)
due 04/20/31 ~ § 1,000,000 1,000,023
a
Principal
Amount Value
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ $ 1,350,000 $ 1,322,438
Palmer Square CLO Ltd. (Cayman)
1.530% (SOFR + 1.530%)
due 04/16/37 ~ § 1,250,000 1,250,000
Palmer Square Loan Funding Ltd. (Cayman)
6.831% (SOFR + 1.512%)
due 05/20/29 ~ § 4,000,000 3,957,733
6.976% (SOFR + 1.662%)
due 10/15/29 ~ § 4,800,000 4,753,907
6.979% (SOFR + 1.662%)
due 07/20/29 ~ § 2,500,000 2,499,892
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,800,000 3,816,689
SLM Student Loan Trust
6.173% (SOFR + 0.812%)
due 10/25/64 ~ § 457,654 451,394
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 1,362,676 1,203,216
1.290% due 07/15/53 ~ 554,745 505,716
1.680% due 02/15/51 ~ 736,615 668,073
2.230% due 09/15/37 ~ 1,761,737 1,653,816
2.340% due 09/15/34 ~ 78,952 77,429
2.700% due 05/15/31 ~ 73,542 72,601
2.820% due 10/15/35 ~ 421,626 408,559
2.880% due 09/15/34 ~ 771,612 752,129
3.440% due 07/15/36 ~ 666,185 642,654
3.500% due 02/15/36 ~ 362,645 351,934
3.600% due 01/15/37 ~ 413,081 400,907
3.630% due 11/15/35 ~ 341,087 331,063
4.480% due 05/16/50 ~ 1,145,110 1,114,661
5.240% due 03/15/56 ~ 3,000,000 3,000,669
5.670% due 11/15/52 ~ 1,576,764 1,591,976
6.170% (SOFR + 0.844%)
due 01/15/53 ~ § 3,314,563 3,285,861
SoFi Professional Loan Program Trust
2.540% due 05/15/46 ~ 534,317 502,420
Stratus CLO Ltd. (Cayman)
6.979% (SOFR + 1.662%)
due 12/29/29 ~ § 4,000,000 3,981,378
Verizon Master Trust
4.730% due 04/21/31 ~ 4,200,000 4,181,166
106,410,780
Total Asset-Backed Securities
    (Cost $147,359,984) 146,369,965
U.S. TREASURY OBLIGATIONS - 18.1%
U.S. Treasury Bonds - 11.1%
1.125% due 05/15/40  6,000,000 3,750,938
1.250% due 05/15/50  3,750,000 1,919,238
1.375% due 08/15/50  2,750,000 1,453,096
1.750% due 08/15/41  5,500,000 3,713,789
1.875% due 11/15/51  3,350,000 2,007,514
2.000% due 02/15/50  1,750,000 1,096,621
2.000% due 08/15/51  2,500,000 1,549,707
2.250% due 08/15/46  1,950,000 1,335,255
2.250% due 02/15/52  7,500,000 4,935,352
2.500% due 02/15/46  6,500,000 4,703,105
2.750% due 11/15/47  3,500,000 2,616,387
2.875% due 05/15/52  8,250,000 6,244,863
3.000% due 11/15/44  3,750,000 3,004,248
3.000% due 08/15/52  10,000,000 7,770,312

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.625% due 02/15/53  $ 23,000,000 $ 20,202,266
3.625% due 05/15/53  2,000,000 1,757,773
3.875% due 02/15/43  15,000,000 13,870,898
4.000% due 11/15/42  6,000,000 5,653,594
4.250% due 02/15/54  13,050,000 12,836,918
4.750% due 11/15/53  4,600,000 4,911,578
105,333,452
U.S. Treasury Notes - 7.0%
0.625% due 05/15/30  8,500,000 6,866,738
1.125% due 02/15/31  6,000,000 4,921,641
1.875% due 02/28/29  10,000,000 8,960,742
2.750% due 08/15/32  9,000,000 8,073,633
3.375% due 05/15/33  1,000,000 936,973
3.500% due 02/15/33  15,000,000 14,208,984
4.000% due 02/15/34  21,000,000 20,655,470
4.500% due 11/15/33  2,000,000 2,044,844
66,669,025
Total U.S. Treasury Obligations
    (Cost $192,599,525) 172,002,477
FOREIGN GOVERNMENT BONDS & NOTES - 0.1%
Mexico Government (Mexico)
6.000% due 05/07/36  1,200,000 1,205,167
Total Foreign Government Bonds & Notes
    (Cost $1,190,357) 1,205,167
SHORT-TERM INVESTMENTS - 4.0%
Repurchase Agreements - 4.0%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$38,007,044; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $38,745,985) 37,986,152 37,986,152
Total Short-Term Investments
(Cost $37,986,152) 37,986,152
TOTAL INVESTMENTS - 101.8%
(Cost $998,552,483) 965,607,515
OTHER ASSETS & LIABILITIES, NET - (1.8%) (17,524,087)
NET ASSETS - 100.0% $ 948,083,428

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 415,873,004 $ – $ 415,873,004 $ –
Senior Loan Notes 127,982,985 – 125,006,732 2,976,253
Mortgage-Backed Securities 64,187,765 – 64,187,765 –
Asset-Backed Securities 146,369,965 – 146,369,965 –
U.S. Treasury Obligations 172,002,477 – 172,002,477 –
Foreign Government Bonds & Notes 1,205,167 – 1,205,167 –
Short-Term Investments 37,986,152 – 37,986,152 –
Total $ 965,607,515 $ – $ 962,631,262 $ 2,976,253

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 42.2%
Basic Materials - 3.4%
Alpek SAB de CV (Mexico)
3.250% due 02/25/31 ~ $ 245,000 $ 209,947
Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~ 500,000 494,333
3.950% due 09/10/50 ~ 430,000 323,779
4.000% due 09/11/27 ~ 1,080,000 1,031,208
4.500% due 03/15/28 ~ 2,070,000 2,006,849
4.750% due 04/10/27 ~ 750,000 735,224
5.500% due 05/02/33 ~ 2,430,000 2,417,279
5.625% due 04/01/30 ~ 1,855,000 1,883,040
ArcelorMittal SA (Luxembourg)
6.800% due 11/29/32  4,290,000 4,591,579
Braskem America Finance Co. (Brazil)
7.125% due 07/22/41 ~ 3,835,000 3,462,414
Braskem Netherlands Finance BV (Brazil)
5.875% due 01/31/50 ~ 2,095,000 1,617,650
Celanese U.S. Holdings LLC
6.050% due 03/15/25  290,000 290,631
6.330% due 07/15/29  590,000 612,104
6.379% due 07/15/32  1,255,000 1,303,003
6.700% due 11/15/33  7,390,000 7,884,284
First Quantum Minerals Ltd. (Zambia)
9.375% due 03/01/29 ~ 2,675,000 2,774,416
FMC Corp.
3.450% due 10/01/29  2,190,000 1,973,414
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ 3,545,000 3,170,740
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ 1,385,000 1,356,175
Freeport-McMoRan, Inc.
4.625% due 08/01/30  500,000 480,780
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ 2,540,000 1,919,276
Glencore Funding LLC (Australia)
4.000% due 03/27/27 ~ 1,730,000 1,673,060
6.375% due 10/06/30 ~ 3,685,000 3,890,796
6.500% due 10/06/33 ~ 23,475,000 25,123,954
Nutrien Ltd. (Canada)
5.800% due 03/27/53  690,000 704,981
OCP SA (Morocco)
3.750% due 06/23/31 ~ 2,140,000 1,829,540
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 3,300,000 3,004,642
POSCO (South Korea)
5.625% due 01/17/26 ~ 970,000 972,508
Sociedad Quimica y Minera de Chile SA
(Chile)
3.500% due 09/10/51 ~ 3,165,000 2,167,169
6.500% due 11/07/33 ~ 2,145,000 2,246,135
Suzano Austria GmbH (Brazil)
3.750% due 01/15/31  2,420,000 2,140,844
84,291,754
Communications - 4.4%
Alibaba Group Holding Ltd. (China)
3.250% due 02/09/61  540,000 344,896
AT&T, Inc.
3.500% due 09/15/53  255,000 180,051
3.550% due 09/15/55  692,000 484,256
3.650% due 09/15/59  4,655,000 3,243,561
a
Principal
Amount Value
3.800% due 12/01/57  $ 90,000 $ 65,215
Baidu, Inc. (China)
2.375% due 10/09/30  695,000 589,725
3.075% due 04/07/25  705,000 688,052
Bharti Airtel Ltd. (India)
4.375% due 06/10/25 ~ 3,105,000 3,055,144
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 01/15/34 ~ 3,080,000 2,327,645
Charter Communications Operating LLC/
Charter Communications Operating
Capital
4.400% due 04/01/33  1,725,000 1,529,729
4.400% due 12/01/61  2,315,000 1,513,541
4.800% due 03/01/50  3,475,000 2,574,516
5.500% due 04/01/63  3,715,000 2,916,925
6.384% due 10/23/35  270,000 266,998
6.650% due 02/01/34  3,138,000 3,217,895
CommScope, Inc.
6.000% due 03/01/26 ~ 1,140,000 1,044,525
Corning, Inc.
5.450% due 11/15/79  2,120,000 2,009,610
CSC Holdings LLC
3.375% due 02/15/31 ~ 330,000 224,559
4.500% due 11/15/31 ~ 3,060,000 2,169,255
4.625% due 12/01/30 ~ 5,070,000 2,578,649
DISH DBS Corp.
5.125% due 06/01/29  405,000 169,259
5.250% due 12/01/26 ~ 690,000 544,606
5.750% due 12/01/28 ~ 1,285,000 885,532
Empresa Nacional de Telecomunicaciones
SA (Chile)
3.050% due 09/14/32 ~ 535,000 426,430
Expedia Group, Inc.
2.950% due 03/15/31  7,560,000 6,603,538
6.250% due 05/01/25 ~ 340,000 341,548
Kenbourne Invest SA (Chile)
4.700% due 01/22/28 ~ 2,305,000 820,812
MercadoLibre, Inc. (Brazil)
3.125% due 01/14/31  945,000 791,781
Meta Platforms, Inc.
4.950% due 05/15/33  3,090,000 3,129,043
Millicom International Cellular SA
(Guatemala)
4.500% due 04/27/31 ~ 955,000 819,425
Motorola Solutions, Inc.
5.400% due 04/15/34  3,410,000 3,404,568
Netflix, Inc.
4.875% due 06/15/30 ~ 13,120,000 13,031,696
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 955,000 866,050
Prosus NV (China)
3.061% due 07/13/31 ~ 4,880,000 3,974,312
3.832% due 02/08/51 ~ 450,000 277,212
Sprint Capital Corp.
8.750% due 03/15/32  3,165,000 3,839,958
T-Mobile USA, Inc.
2.550% due 02/15/31  2,510,000 2,139,020
2.625% due 02/15/29  1,290,000 1,155,615
2.700% due 03/15/32  8,100,000 6,815,876
2.875% due 02/15/31  950,000 826,019
3.375% due 04/15/29  480,000 444,305

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.500% due 04/15/31  $ 2,920,000 $ 2,639,642
3.875% due 04/15/30  2,600,000 2,436,400
Tencent Holdings Ltd. (China)
3.290% due 06/03/60 ~ 2,405,000 1,562,630
Time Warner Cable Enterprises LLC
8.375% due 07/15/33  990,000 1,105,800
Time Warner Cable LLC
4.500% due 09/15/42  2,160,000 1,599,767
5.500% due 09/01/41  250,000 208,321
6.550% due 05/01/37  520,000 491,898
6.750% due 06/15/39  6,155,000 5,866,851
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 6,600,000 6,274,573
Verizon Communications, Inc.
4.400% due 11/01/34  1,595,000 1,504,373
4.500% due 08/10/33  1,860,000 1,779,409
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 2,275,000 2,053,046
109,854,062
Consumer, Cyclical - 3.9%
American Airlines Pass-Through Trust
Class A
3.600% due 04/15/31  1,759,327 1,596,335
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 1,800,000 1,770,751
American Builders & Contractors Supply
Co., Inc.
3.875% due 11/15/29 ~ 2,600,000 2,339,673
AutoZone, Inc.
4.000% due 04/15/30  3,440,000 3,265,670
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ 745,000 752,026
Carnival Corp.
4.000% due 08/01/28 ~ 850,000 792,345
5.750% due 03/01/27 ~ 1,795,000 1,777,697
Daimler Truck Finance North America LLC
(Germany)
5.500% due 09/20/33 ~ 1,910,000 1,936,097
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 525,000 519,763
4.750% due 10/20/28 ~ 2,540,000 2,485,109
Dick's Sporting Goods, Inc.
4.100% due 01/15/52  2,195,000 1,592,876
Falabella SA (Chile)
3.375% due 01/15/32 ~ 1,570,000 1,241,038
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 587,949
4.125% due 08/17/27  1,590,000 1,509,651
5.125% due 06/16/25  760,000 753,418
7.122% due 11/07/33  1,300,000 1,399,670
Forestar Group, Inc.
3.850% due 05/15/26 ~ 855,000 817,253
General Motors Co.
5.000% due 04/01/35  3,090,000 2,930,725
5.600% due 10/15/32  590,000 597,291
6.125% due 10/01/25  140,000 141,237
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 524,731
3.100% due 01/12/32  9,385,000 7,953,036
Goodyear Tire & Rubber Co.
5.625% due 04/30/33  1,360,000 1,243,123
a
Principal
Amount Value
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ $ 1,115,000 $ 961,099
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
6.625% due 01/15/32 ~ 2,620,000 2,632,503
Hyundai Capital America
6.100% due 09/21/28 ~ 5,795,000 5,973,051
Lear Corp.
3.550% due 01/15/52  3,255,000 2,271,216
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 2,160,000 1,948,663
4.375% due 01/15/31 ~ 1,210,000 1,084,876
Marriott International, Inc.
5.300% due 05/15/34  2,005,000 1,983,851
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 1,180,000 1,080,222
MDC Holdings, Inc.
6.000% due 01/15/43  90,000 91,543
Meritage Homes Corp.
3.875% due 04/15/29 ~ 1,420,000 1,306,214
MGM Resorts International
due 04/15/32 # 2,010,000 2,005,003
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.500% due 06/20/27 ~ 435,500 438,246
NCL Corp. Ltd.
5.875% due 03/15/26 ~ 535,000 528,479
5.875% due 02/15/27 ~ 4,815,000 4,760,410
New Red Finance, Inc. (Canada)
4.000% due 10/15/30 ~ 1,320,000 1,177,073
Newell Brands, Inc.
5.700% due 04/01/26  5,000 4,914
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 785,000 821,139
Nissan Motor Co. Ltd. (Japan)
3.522% due 09/17/25 ~ 2,700,000 2,603,805
NVR, Inc.
3.000% due 05/15/30  1,545,000 1,372,879
Phinia, Inc.
due 04/15/29 # ~ 525,000 530,719
Royal Caribbean Cruises Ltd.
5.500% due 04/01/28 ~ 1,735,000 1,715,965
6.250% due 03/15/32 ~ 970,000 978,337
Travel & Leisure Co.
4.625% due 03/01/30 ~ 1,155,000 1,055,305
United Airlines Pass-Through Trust Class A
3.700% due 09/01/31  2,836,196 2,544,849
5.800% due 07/15/37  1,140,000 1,163,538
United Airlines, Inc.
4.375% due 04/15/26 ~ 45,000 43,533
4.625% due 04/15/29 ~ 1,840,000 1,713,252
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 5,830,000 6,197,121
Warnermedia Holdings, Inc.
3.755% due 03/15/27  570,000 544,120
4.054% due 03/15/29  730,000 683,593
4.279% due 03/15/32  5,185,000 4,634,066
5.391% due 03/15/62  3,670,000 3,048,541
Yum! Brands, Inc.
4.750% due 01/15/30 ~ 430,000 408,132
96,833,721

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Consumer, Non-Cyclical - 3.7%
Amgen, Inc.
4.663% due 06/15/51  $ 289,000 $ 256,154
5.750% due 03/02/63  1,945,000 1,985,352
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26  122,000 119,282
4.900% due 02/01/46  580,000 551,540
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
3.500% due 06/01/30  1,640,000 1,528,355
4.350% due 06/01/40  1,540,000 1,395,564
Ashtead Capital, Inc. (United Kingdom)
5.800% due 04/15/34 ~ 1,680,000 1,679,065
5.950% due 10/15/33 ~ 1,570,000 1,588,462
BAT Capital Corp. (United Kingdom)
2.789% due 09/06/24  3,290,000 3,248,824
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 385,000 210,471
BRF SA (Brazil)
5.750% due 09/21/50 ~ 2,460,000 1,958,447
Centene Corp.
2.625% due 08/01/31  7,960,000 6,540,144
3.000% due 10/15/30  3,945,000 3,385,941
3.375% due 02/15/30  1,885,000 1,669,303
4.625% due 12/15/29  1,985,000 1,885,937
Cigna Group
4.375% due 10/15/28  1,750,000 1,707,837
CVS Health Corp.
1.875% due 02/28/31  430,000 350,608
2.125% due 09/15/31  990,000 808,649
3.750% due 04/01/30  670,000 624,603
CVS Pass-Through Trust
6.036% due 12/10/28  1,381,963 1,395,843
Elevance Health, Inc.
4.100% due 05/15/32  225,000 210,752
Encompass Health Corp.
4.750% due 02/01/30  110,000 103,140
Equifax, Inc.
2.600% due 12/15/25  1,310,000 1,251,334
Gartner, Inc.
3.625% due 06/15/29 ~ 740,000 670,708
Global Payments, Inc.
5.400% due 08/15/32  4,650,000 4,613,751
HCA, Inc.
3.500% due 09/01/30  450,000 407,106
4.625% due 03/15/52  2,160,000 1,807,318
5.500% due 06/01/33  4,360,000 4,377,220
5.600% due 04/01/34  2,505,000 2,523,280
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
7.250% due 11/15/53 ~ 4,265,000 4,586,585
JBS USA LUX SA/JBS USA Food Co./JBS
USA Finance, Inc.
3.750% due 12/01/31  3,010,000 2,604,428
Kimberly-Clark de Mexico SAB de CV
(Mexico)
2.431% due 07/01/31 ~ 355,000 301,677
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ 2,065,000 1,727,724
Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/33  2,570,000 2,531,695
a
Principal
Amount Value
Pilgrim's Pride Corp.
3.500% due 03/01/32  $ 1,860,000 $ 1,578,266
Post Holdings, Inc.
4.500% due 09/15/31 ~ 780,000 702,392
Quest Diagnostics, Inc.
6.400% due 11/30/33  1,455,000 1,572,643
Roche Holdings, Inc.
4.985% due 03/08/34 ~ 3,720,000 3,747,737
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 665,000 584,117
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 300,000 248,878
Solventum Corp.
5.900% due 04/30/54 ~ 1,565,000 1,562,426
Teva Pharmaceutical Finance Co. LLC
(Israel)
6.150% due 02/01/36  280,000 272,627
Teva Pharmaceutical Finance Netherlands
III BV (Israel)
3.150% due 10/01/26  6,440,000 6,025,852
4.100% due 10/01/46  10,020,000 6,914,077
4.750% due 05/09/27  730,000 707,607
7.125% due 01/31/25  570,000 573,631
8.125% due 09/15/31  540,000 592,946
United Rentals North America, Inc.
6.125% due 03/15/34 ~ 2,980,000 2,987,429
Verisk Analytics, Inc.
5.750% due 04/01/33  2,510,000 2,610,817
Viatris, Inc.
4.000% due 06/22/50  375,000 258,583
91,547,127
Energy - 4.8%
Aker BP ASA (Norway)
4.000% due 01/15/31 ~ 4,520,000 4,131,641
6.000% due 06/13/33 ~ 2,745,000 2,835,847
Baytex Energy Corp. (Canada)
due 03/15/32 # ~ 1,800,000 1,819,627
Cheniere Energy Partners LP
3.250% due 01/31/32  1,340,000 1,142,517
4.000% due 03/01/31  400,000 363,916
5.950% due 06/30/33  4,530,000 4,635,109
Cheniere Energy, Inc.
5.650% due 04/15/34 ~ 1,725,000 1,738,396
Continental Resources, Inc.
2.875% due 04/01/32 ~ 10,410,000 8,487,960
4.375% due 01/15/28  660,000 638,036
5.750% due 01/15/31 ~ 7,355,000 7,315,918
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,587,331
6.750% due 09/15/37 ~ 1,415,000 1,540,012
Devon Energy Corp.
4.500% due 01/15/30  1,560,000 1,504,716
Ecopetrol SA (Colombia)
8.375% due 01/19/36  1,505,000 1,520,116
Enbridge, Inc. (Canada)
5.700% due 03/08/33  2,980,000 3,053,142
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,440,000 1,319,285
5.875% due 03/30/31 ~ 1,195,000 1,050,704
Energy Transfer LP
3.750% due 05/15/30  2,010,000 1,853,602
4.950% due 06/15/28  680,000 674,808
5.250% due 04/15/29  410,000 410,586

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.300% due 04/15/47  $ 2,670,000 $ 2,431,038
5.400% due 10/01/47  795,000 734,233
5.750% due 02/15/33  3,045,000 3,095,443
6.550% due 12/01/33  1,450,000 1,557,470
EnLink Midstream LLC
6.500% due 09/01/30 ~ 1,445,000 1,487,932
Enterprise Products Operating LLC
6.650% due 10/15/34  520,000 580,430
7.550% due 04/15/38  180,000 216,053
EQM Midstream Partners LP
6.375% due 04/01/29 ~ 1,500,000 1,512,194
6.500% due 07/01/27 ~ 380,000 383,699
EQT Corp.
3.125% due 05/15/26 ~ 25,000 23,758
3.625% due 05/15/31 ~ 685,000 603,420
3.900% due 10/01/27  715,000 680,146
5.000% due 01/15/29  405,000 397,123
5.750% due 02/01/34  2,530,000 2,523,232
6.125% due 02/01/25  33,000 33,061
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ 510,000 479,297
Leviathan Bond Ltd. (Israel)
6.125% due 06/30/25 ~ 2,970,000 2,927,737
MPLX LP
4.500% due 04/15/38  1,510,000 1,341,611
4.800% due 02/15/29  930,000 919,043
Occidental Petroleum Corp.
6.450% due 09/15/36  2,215,000 2,363,161
7.875% due 09/15/31  767,000 870,005
Ovintiv, Inc.
6.250% due 07/15/33  1,040,000 1,081,818
6.500% due 08/15/34  1,485,000 1,576,455
Plains All American Pipeline LP/PAA
Finance Corp.
3.800% due 09/15/30  4,260,000 3,906,589
Raizen Fuels Finance SA (Brazil)
6.450% due 03/05/34 ~ 1,260,000 1,293,532
6.950% due 03/05/54 ~ 785,000 808,651
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  1,620,000 1,558,608
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 1,955,000 1,278,296
Southwestern Energy Co.
4.750% due 02/01/32  1,430,000 1,317,549
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 670,000 607,320
Targa Resources Corp.
6.500% due 03/30/34  7,740,000 8,320,963
Targa Resources Partners LP/Targa
Resources Partners Finance Corp.
4.000% due 01/15/32  170,000 153,150
4.875% due 02/01/31  770,000 737,807
5.500% due 03/01/30  540,000 537,811
6.500% due 07/15/27  265,000 268,101
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 4,415,000 3,184,166
Var Energi ASA (Norway)
8.000% due 11/15/32 ~ 2,895,000 3,253,884
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 1,885,000 1,602,934
4.125% due 08/15/31 ~ 1,175,000 1,045,696
Viper Energy, Inc.
7.375% due 11/01/31 ~ 740,000 769,956
a
Principal
Amount Value
Western Midstream Operating LP
4.050% due 02/01/30  $ 2,824,000 $ 2,636,632
5.250% due 02/01/50  600,000 537,093
5.300% due 03/01/48  130,000 114,149
5.500% due 08/15/48  960,000 849,716
6.150% due 04/01/33  2,525,000 2,591,068
Williams Cos., Inc.
5.150% due 03/15/34  2,090,000 2,072,112
7.500% due 01/15/31  5,385,000 6,005,509
120,892,920
Financial - 14.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  1,840,000 1,665,841
3.300% due 01/30/32  780,000 669,259
3.400% due 10/29/33  11,155,000 9,401,224
5.100% due 01/19/29  1,425,000 1,417,316
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ 700,000 702,243
Air Lease Corp.
3.125% due 12/01/30  2,995,000 2,630,528
3.375% due 07/01/25  580,000 565,431
3.750% due 06/01/26  2,715,000 2,619,830
Aircastle Ltd.
2.850% due 01/26/28 ~ 3,485,000 3,130,375
5.950% due 02/15/29 ~ 355,000 355,391
6.500% due 07/18/28 ~ 3,485,000 3,557,488
American Express Co.
4.420% due 08/03/33  1,640,000 1,563,929
American Homes 4 Rent LP
3.375% due 07/15/51  385,000 256,706
American Tower Corp.
5.900% due 11/15/33  6,235,000 6,459,613
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 6,845,000 6,255,504
3.950% due 07/15/26 ~ 1,315,000 1,237,067
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 3,000,000 2,989,518
ARES Capital Corp.
2.150% due 07/15/26  3,980,000 3,666,359
3.200% due 11/15/31  3,225,000 2,691,465
Arthur J Gallagher & Co.
5.450% due 07/15/34  585,000 589,148
Athene Holding Ltd.
3.500% due 01/15/31  6,575,000 5,786,242
5.875% due 01/15/34  3,630,000 3,639,576
Aviation Capital Group LLC
6.375% due 07/15/30 ~ 6,410,000 6,605,158
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 2,700,000 2,417,240
Banco Santander Chile (Chile)
2.700% due 01/10/25 ~ 1,505,000 1,471,737
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand (Mexico)
5.375% due 04/17/25 ~ 1,010,000 1,006,755
Banco Santander SA (Spain)
1.849% due 03/25/26  1,600,000 1,495,444
2.958% due 03/25/31  1,000,000 862,448
4.175% due 03/24/28  200,000 192,848
Bank of America Corp.
2.572% due 10/20/32  3,040,000 2,523,078
2.592% due 04/29/31  2,550,000 2,199,385

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.972% due 02/04/33  $ 1,920,000 $ 1,633,400
3.419% due 12/20/28  3,934,000 3,691,713
3.974% due 02/07/30  3,230,000 3,062,201
4.200% due 08/26/24  2,465,000 2,450,501
4.450% due 03/03/26  330,000 325,241
5.288% due 04/25/34  2,850,000 2,842,499
5.872% due 09/15/34  9,050,000 9,390,262
6.204% due 11/10/28  710,000 734,795
Barclays PLC (United Kingdom)
4.972% due 05/16/29  2,496,000 2,446,903
5.088% due 06/20/30  4,250,000 4,096,512
6.224% due 05/09/34  5,960,000 6,150,386
BBVA Bancomer SA (Mexico)
1.875% due 09/18/25 ~ 1,445,000 1,372,781
Blackstone Secured Lending Fund
2.125% due 02/15/27  2,905,000 2,621,336
Blue Owl Capital Corp.
2.625% due 01/15/27  3,135,000 2,865,023
2.875% due 06/11/28  4,745,000 4,196,848
Blue Owl Technology Finance Corp.
2.500% due 01/15/27  1,760,000 1,563,647
3.750% due 06/17/26 ~ 1,880,000 1,742,401
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 3,135,000 2,915,272
2.219% due 06/09/26 ~ 1,130,000 1,086,913
4.375% due 03/01/33 ~ 970,000 920,674
4.400% due 08/14/28 ~ 2,325,000 2,254,328
4.625% due 03/13/27 ~ 555,000 541,744
5.125% due 01/13/29 ~ 2,280,000 2,277,374
5.176% due 01/09/30 ~ 2,615,000 2,616,351
5.198% due 01/10/30 ~ 920,000 915,335
Brighthouse Financial, Inc.
5.625% due 05/15/30  2,485,000 2,495,741
CaixaBank SA (Spain)
6.840% due 09/13/34 ~ 1,505,000 1,609,718
Capital One Financial Corp.
6.377% due 06/08/34  4,180,000 4,343,714
Citigroup, Inc.
3.106% due 04/08/26  655,000 638,589
3.980% due 03/20/30  1,000,000 942,548
5.500% due 09/13/25  630,000 629,950
CNA Financial Corp.
5.125% due 02/15/34  460,000 447,819
Credit Agricole SA (France)
4.000% due 01/10/33 ~ 1,665,000 1,554,329
6.251% due 01/10/35 ~ 9,645,000 9,810,263
Credit Suisse AG (Switzerland)
2.950% due 04/09/25  1,580,000 1,538,732
Danske Bank AS (Denmark)
3.244% due 12/20/25 ~ 800,000 784,288
Deutsche Bank AG (Germany)
2.129% due 11/24/26  3,410,000 3,217,036
3.729% due 01/14/32  4,535,000 3,822,745
6.819% due 11/20/29  2,360,000 2,468,499
7.079% due 02/10/34  2,605,000 2,681,146
EPR Properties
3.600% due 11/15/31  610,000 510,246
Equinix, Inc.
2.150% due 07/15/30  3,125,000 2,591,682
Extra Space Storage LP
5.900% due 01/15/31  1,875,000 1,940,993
Fidelity National Financial, Inc.
3.400% due 06/15/30  7,400,000 6,576,931
a
Principal
Amount Value
FS KKR Capital Corp.
3.400% due 01/15/26  $ 3,285,000 $ 3,118,733
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  1,260,000 1,061,969
6.750% due 12/01/33  400,000 421,974
Goldman Sachs Group, Inc.
3.102% due 02/24/33  6,125,000 5,240,161
3.615% due 03/15/28  710,000 679,325
3.691% due 06/05/28  255,000 244,052
4.223% due 05/01/29  1,000,000 962,785
5.950% due 01/15/27  1,733,000 1,771,006
6.750% due 10/01/37  2,955,000 3,229,918
HSBC Holdings PLC (United Kingdom)
0.976% due 05/24/25  500,000 496,172
3.973% due 05/22/30  1,870,000 1,748,384
4.762% due 03/29/33  2,585,000 2,404,269
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.375% due 02/01/29  120,000 102,416
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ 775,000 648,492
6.625% due 06/20/33 ~ 1,525,000 1,583,681
7.200% due 11/28/33 ~ 3,340,000 3,600,070
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 2,235,000 2,018,770
Jefferies Financial Group, Inc.
6.250% due 01/15/36  3,960,000 4,113,195
JPMorgan Chase & Co.
2.522% due 04/22/31  2,660,000 2,299,881
2.739% due 10/15/30  1,260,000 1,116,270
2.956% due 05/13/31  2,215,000 1,936,914
4.203% due 07/23/29  3,010,000 2,902,900
4.452% due 12/05/29  4,010,000 3,910,454
4.912% due 07/25/33  6,300,000 6,170,687
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ 1,095,000 798,862
Macquarie Bank Ltd. (Australia)
3.231% due 03/21/25 ~ 2,480,000 2,430,958
Main Street Capital Corp.
6.950% due 03/01/29  475,000 482,888
Mitsubishi UFJ Financial Group, Inc.
(Japan)
2.309% due 07/20/32  1,825,000 1,518,711
3.837% due 04/17/26  455,000 447,135
4.080% due 04/19/28  470,000 456,666
Morgan Stanley
2.188% due 04/28/26  3,400,000 3,281,163
2.484% due 09/16/36  10,035,000 7,941,056
2.699% due 01/22/31  2,830,000 2,473,254
3.622% due 04/01/31  3,040,000 2,789,166
4.431% due 01/23/30  170,000 164,693
5.164% due 04/20/29  2,045,000 2,043,962
5.424% due 07/21/34  1,315,000 1,319,635
5.942% due 02/07/39  1,605,000 1,596,136
6.342% due 10/18/33  2,440,000 2,611,745
Mutual of Omaha Insurance Co.
6.800% due 06/15/36 ~ 1,000,000 1,061,938
NatWest Group PLC (United Kingdom)
4.892% due 05/18/29  360,000 352,529
5.076% due 01/27/30  1,840,000 1,808,745
Navient Corp.
5.000% due 03/15/27  2,145,000 2,056,523

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Penn Mutual Life Insurance Co.
6.650% due 06/15/34 ~ $ 2,555,000 $ 2,663,795
PNC Financial Services Group, Inc.
5.068% due 01/24/34  995,000 964,246
Rocket Mortgage LLC/Rocket Mortgage
Co.-Issuer, Inc.
2.875% due 10/15/26 ~ 2,760,000 2,552,608
3.625% due 03/01/29 ~ 2,915,000 2,624,988
3.875% due 03/01/31 ~ 6,225,000 5,429,160
4.000% due 10/15/33 ~ 3,810,000 3,231,150
Santander Holdings USA, Inc.
2.490% due 01/06/28  2,065,000 1,877,478
SBA Communications Corp.
3.125% due 02/01/29  2,510,000 2,216,909
Societe Generale SA (France)
2.625% due 01/22/25 ~ 3,650,000 3,557,857
3.653% due 07/08/35 ~ 4,340,000 3,686,351
6.066% due 01/19/35 ~ 1,990,000 2,003,257
7.132% due 01/19/55 ~ 2,395,000 2,392,757
Standard Chartered PLC (United Kingdom)
2.819% due 01/30/26 ~ 3,395,000 3,309,124
3.265% due 02/18/36 ~ 8,465,000 7,116,005
6.296% due 07/06/34 ~ 3,290,000 3,445,711
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,676,737
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.474% due 07/08/25  835,000 795,184
3.040% due 07/16/29  1,960,000 1,777,775
Truist Financial Corp.
5.867% due 06/08/34  1,180,000 1,194,905
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 850,000 694,691
3.091% due 05/14/32 ~ 2,240,000 1,906,354
4.194% due 04/01/31 ~ 3,760,000 3,493,680
4.751% (UST + 1.750%)
due 05/12/28 ~ § 675,000 661,636
5.699% due 02/08/35 ~ 1,270,000 1,277,004
6.442% due 08/11/28 ~ 680,000 700,361
6.537% due 08/12/33 ~ 1,885,000 1,988,631
9.016% due 11/15/33 ~ 1,200,000 1,457,147
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 2,820,000 2,603,540
5.459% due 06/30/35 ~ 455,000 427,701
VICI Properties LP
5.125% due 05/15/32  6,870,000 6,577,938
Weyerhaeuser Co.
4.000% due 04/15/30  2,210,000 2,089,227
357,755,705
Industrial - 3.3%
Amphenol Corp.
2.200% due 09/15/31  370,000 306,399
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 2,860,000 2,609,770
5.300% due 03/26/34 ~ 4,095,000 4,117,079
Boeing Co.
2.196% due 02/04/26  595,000 557,293
3.625% due 02/01/31  1,820,000 1,603,142
3.750% due 02/01/50  690,000 480,678
5.705% due 05/01/40  3,890,000 3,726,135
5.805% due 05/01/50  2,865,000 2,713,318
Carrier Global Corp.
3.577% due 04/05/50  50,000 37,295
a
Principal
Amount Value
5.900% due 03/15/34  $ 445,000 $ 467,898
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ 14,925,000 13,233,463
5.125% due 06/08/26 ~ 2,665,000 2,577,275
Embraer Netherlands Finance BV (Brazil)
7.000% due 07/28/30 ~ 1,960,000 2,053,653
Empresa de los Ferrocarriles del Estado
(Chile)
3.068% due 08/18/50 ~ 620,000 376,021
Huntington Ingalls Industries, Inc.
4.200% due 05/01/30  1,650,000 1,548,414
Ingersoll Rand, Inc.
5.700% due 08/14/33  3,210,000 3,294,302
Jabil, Inc.
3.000% due 01/15/31  2,195,000 1,880,266
5.450% due 02/01/29  370,000 372,123
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  2,450,000 2,533,597
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ 1,985,000 2,009,519
L3Harris Technologies, Inc.
5.350% due 06/01/34  1,140,000 1,140,453
Mohawk Industries, Inc.
5.850% due 09/18/28  1,655,000 1,704,680
Nordson Corp.
5.800% due 09/15/33  3,105,000 3,242,887
Owens Corning
7.000% due 12/01/36  3,525,000 3,970,291
Penske Truck Leasing Co. LP/PTL Finance
Corp.
6.050% due 08/01/28 ~ 2,475,000 2,548,090
RTX Corp.
2.250% due 07/01/30  320,000 273,397
5.150% due 02/27/33  5,165,000 5,177,534
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 2,500,000 2,165,043
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 2,900,000 2,711,343
Textron, Inc.
3.000% due 06/01/30  3,710,000 3,275,705
6.100% due 11/15/33  2,785,000 2,921,059
Trimble, Inc.
6.100% due 03/15/33  3,070,000 3,208,983
Veralto Corp.
5.450% due 09/18/33 ~ 4,480,000 4,538,025
83,375,130
Technology - 3.4%
Broadcom, Inc.
3.137% due 11/15/35 ~ 4,110,000 3,322,024
3.187% due 11/15/36 ~ 18,615,000 14,822,117
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  15,105,000 13,293,367
Entegris, Inc.
4.750% due 04/15/29 ~ 4,065,000 3,900,209
Fiserv, Inc.
5.625% due 08/21/33  5,170,000 5,284,081
Hewlett Packard Enterprise Co.
6.200% due 10/15/35  2,685,000 2,874,944
KLA Corp.
5.650% due 11/01/34  1,995,000 2,100,183
Leidos, Inc.
2.300% due 02/15/31  1,690,000 1,397,952
5.750% due 03/15/33  3,615,000 3,707,408

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Marvell Technology, Inc.
5.950% due 09/15/33  $ 1,510,000 $ 1,565,545
Microchip Technology, Inc.
5.050% due 03/15/29  3,030,000 3,031,705
Micron Technology, Inc.
5.875% due 02/09/33  530,000 548,671
5.875% due 09/15/33  18,410,000 19,093,983
Oracle Corp.
2.875% due 03/25/31  1,830,000 1,592,040
2.950% due 04/01/30  260,000 231,460
4.100% due 03/25/61  2,480,000 1,863,834
4.650% due 05/06/30  900,000 882,891
6.250% due 11/09/32  1,940,000 2,076,602
Seagate HDD Cayman
4.091% due 06/01/29  220,000 203,163
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 105,000 102,753
Western Digital Corp.
2.850% due 02/01/29  1,880,000 1,637,616
4.750% due 02/15/26  940,000 918,966
84,451,514
Utilities - 1.0%
AES Corp.
3.950% due 07/15/30 ~ 2,390,000 2,180,218
Boston Gas Co.
3.001% due 08/01/29 ~ 410,000 363,245
Calpine Corp.
3.750% due 03/01/31 ~ 3,075,000 2,695,815
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 2,385,000 2,049,395
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ 3,488,700 3,519,282
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 485,411
Enel Finance International NV (Italy)
6.800% due 09/15/37 ~ 2,425,000 2,632,731
Entergy Corp.
2.800% due 06/15/30  820,000 717,229
IPALCO Enterprises, Inc.
4.250% due 05/01/30  775,000 722,106
NRG Energy, Inc.
4.450% due 06/15/29 ~ 2,095,000 1,982,338
Pacific Gas & Electric Co.
2.500% due 02/01/31  350,000 291,314
3.250% due 06/01/31  1,820,000 1,581,107
4.300% due 03/15/45  1,835,000 1,452,242
Pattern Energy Operations LP/Pattern
Energy Operations, Inc.
4.500% due 08/15/28 ~ 640,000 597,184
Sempra Global
3.250% due 01/15/32 ~ 2,400,000 1,986,798
Southern Co.
5.700% due 03/15/34  1,335,000 1,377,707
Transelec SA (Chile)
4.250% due 01/14/25 ~ 1,085,000 1,071,579
25,705,701
Total Corporate Bonds & Notes
    (Cost $1,038,020,596) 1,054,707,634
a
Principal
Amount Value
CONVERTIBLE CORPORATE BONDS & NOTES - 0.8%
Communications - 0.3%
DISH Network Corp.
0.000% due 12/15/25  $ 1,805,000 $ 1,326,675
3.375% due 08/15/26  4,500,000 2,823,750
Etsy, Inc.
0.250% due 06/15/28  3,295,000 2,603,050
Uber Technologies, Inc.
0.000% due 12/15/25  170,000 191,675
6,945,150
Consumer, Cyclical - 0.1%
Carnival Corp.
5.750% due 12/01/27  490,000 739,900
Southwest Airlines Co.
1.250% due 05/01/25  1,365,000 1,386,499
2,126,399
Consumer, Non-Cyclical - 0.3%
BioMarin Pharmaceutical, Inc.
0.599% due 08/01/24  515,000 506,966
1.250% due 05/15/27  4,060,000 4,024,678
Teladoc Health, Inc.
1.250% due 06/01/27  2,525,000 2,133,625
6,665,269
Utilities - 0.1%
PPL Capital Funding, Inc.
2.875% due 03/15/28 ~ 760,000 726,226
2.875% due 03/15/28  2,650,000 2,545,988
3,272,214
Total Convertible Corporate Bonds & Notes
    (Cost $18,203,023) 19,009,032
MORTGAGE-BACKED SECURITIES - 17.0%
Collateralized Mortgage Obligations - Commercial - 1.8%
BANK 2019-BNK22
2.978% due 11/15/62  1,200,000 1,076,352
BANK 2023-BNK45
5.203% due 02/15/56  1,020,000 1,030,705
BANK 2023-BNK46
5.745% due 08/15/56  525,000 551,022
Benchmark Mortgage Trust
6.363% due 07/15/56 § 235,000 245,807
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  1,835,476 1,735,040
Credit Suisse Mortgage Trust
3.953% due 09/15/37 ~ 6,800,000 6,033,928
4.373% due 09/15/37 ~ 1,700,000 874,052
CSMC Trust
3.304% due 09/15/37 ~ 183,088 160,923
DBJPM Mortgage Trust
2.890% due 08/10/49  2,010,000 1,888,970
Extended Stay America Trust
6.519% (SOFR + 1.194%)
due 07/15/38 ~ § 3,931,300 3,932,591
7.689% (SOFR + 2.364%)
due 07/15/38 ~ § 2,103,702 2,103,700

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates (IO)
0.254% due 05/25/33 ± § Ω $ 19,999,083 $ 446,667
0.358% due 06/25/32 § 18,302,275 486,288
0.718% due 12/25/30 ± § Ω 11,191,666 425,913
Freddie Mac (IO)
0.471% due 02/25/36 ± § Ω 4,977,261 186,580
0.566% due 12/25/27 ± § Ω 5,956,939 103,931
0.775% due 03/25/28 ± § Ω 6,064,681 118,212
Freddie Mac Multifamily Structured Pass-
Through Certificates (IO)
0.123% due 07/25/33 ± § Ω 7,996,604 108,561
0.230% due 06/25/54 § 22,523,926 406,604
0.296% due 03/25/32 § 6,893,932 140,301
0.342% due 04/25/55 § 13,191,282 315,029
0.397% due 12/25/31 ± § Ω 14,943,405 324,344
0.514% due 03/25/31 ± § Ω 16,840,380 467,314
0.629% due 10/25/26 ± § Ω 16,413,854 195,154
0.878% due 06/25/29 ± § Ω 7,192,414 266,779
1.225% due 06/25/27 ± § Ω 1,440,016 28,766
1.281% due 07/25/26 ± § Ω 4,909,969 108,210
1.318% due 01/25/30 ± § Ω 3,298,724 202,996
Government National Mortgage Association
(IO)
0.061% due 10/16/48 ± § Ω 4,401,314 5,978
0.328% due 01/16/53 ± § Ω 23,812,658 162,810
0.447% due 08/16/58 ± § Ω 1,211,222 28,698
0.505% due 04/16/57 ± § Ω 1,580,381 45,142
0.519% due 12/16/59 ± § Ω 1,601,776 53,240
0.526% due 02/16/59 ± § Ω 1,835,093 54,121
0.566% due 01/16/63 ± § Ω 4,828,603 229,403
0.568% due 11/16/47 ± § Ω 7,564,987 107,406
0.571% due 02/16/62 ± § Ω 3,377,738 161,211
0.584% due 07/16/58 ± § Ω 978,656 27,188
0.611% due 06/16/64 ± § Ω 5,999,059 374,482
0.640% due 02/16/61 ± § Ω 2,111,628 102,484
0.664% due 11/16/55 ± § Ω 6,450,104 179,840
0.805% due 01/16/61 § 12,146,620 713,115
0.826% due 05/16/63 ± § Ω 4,567,333 271,111
0.838% due 05/16/60 ± § Ω 1,722,581 95,242
0.871% due 10/16/62 ± § Ω 2,654,923 161,342
0.912% due 11/16/60 ± § Ω 5,564,330 345,567
1.422% due 10/16/60 § 30,026,807 2,793,649
GS Mortgage Securities Corp. Trust
3.550% due 03/05/33 ~ § 1,310,000 1,041,073
GS Mortgage Securities Trust
2.911% due 02/13/53  1,552,462 1,373,514
3.164% due 05/10/50  1,519,378 1,427,103
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  3,400,000 3,196,480
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § 5,314,000 4,928,322
WFRBS Commercial Mortgage Trust
4.204% due 11/15/47 § 3,830,000 3,563,776
45,407,036
Collateralized Mortgage Obligations - Residential - 2.2%
510 Asset-Backed Trust
2.240% due 06/25/61 ~ § 1,200,919 1,172,826
Connecticut Avenue Securities Trust
6.420% (SOFR + 1.100%)
due 02/25/44 ~ § 1,109,881 1,110,799
a
Principal
Amount Value
7.485% (SOFR + 2.164%)
due 01/25/40 ~ § $ 899,277 $ 911,547
CoreVest American Finance Ltd.
7.553% due 12/28/30 ~ § 3,070,000 3,089,484
Credit Suisse Mortgage Trust
2.000% due 01/25/60 ~ 1,294,311 1,116,858
CSMC Trust
1.101% due 05/25/66 ~ § 752,437 618,236
2.969% due 07/25/57 ~ § 9,880,000 8,970,111
4.081% due 03/25/60 ~ § 535,435 533,671
Fannie Mae
6.820% (SOFR + 1.500%)
due 10/25/43 ~ § 2,270,380 2,281,549
Fannie Mae (IO)
0.715% (6.036% - SOFR)
due 09/25/41 - 08/25/45 ± § Ω 2,864,837 247,880
1.045% (6.366% - SOFR)
due 04/25/40 ± § Ω 219,247 22,046
1.165% (6.486% - SOFR)
due 07/25/42 ± § Ω 70,390 7,539
1.215% (6.536% - SOFR)
due 03/25/42 ± § Ω 482,317 28,583
1.522% due 10/25/35 ± § Ω 130,696 8,717
1.690% due 03/25/36 ± § Ω 84,602 5,096
2.302% due 07/25/36 ± § Ω 142,306 13,321
3.000% due 11/25/26 - 09/25/32 ± Ω 881,837 29,607
3.500% due 07/25/28 - 11/25/41 ± Ω 808,057 95,476
4.000% due 11/25/41 ± Ω 944,286 171,420
4.500% due 11/25/39 - 09/25/48 ± Ω 2,177,057 305,635
5.000% due 01/25/38 - 01/25/39 ± Ω 334,334 57,370
5.000% due 01/25/39 ± § Ω 85,888 15,857
5.313% due 12/25/36 ± § Ω 633,255 51,050
5.500% due 01/25/39 ± § Ω 80,298 16,254
5.500% due 06/25/44 ± Ω 479,294 45,237
6.000% due 01/25/38 - 07/25/38 ± Ω 340,195 70,416
Freddie Mac (IO)
0.517% (5.836% - SOFR)
due 10/15/41 ± § Ω 191,801 16,536
0.567% (5.886% - SOFR)
due 05/15/44 ± § Ω 1,024,362 83,001
0.597% (5.916% - SOFR)
due 09/15/37 ± § Ω 566,466 42,975
0.617% (5.936% - SOFR)
due 08/15/39 ± § Ω 516,540 39,699
0.797% (6.116% - SOFR)
due 01/15/40 ± § Ω 94,763 8,492
0.817% (6.136% - SOFR)
due 09/15/42 ± § Ω 326,414 25,644
0.857% (6.176% - SOFR)
due 11/15/36 ± § Ω 180,481 15,382
3.000% due 12/15/31 ± Ω 112,882 4,539
3.500% due 06/15/27 ± Ω 382,050 9,915
Government National Mortgage Association
5.744% (SOFR + 0.414%)
due 02/20/68 - 05/20/68 § 626,350 621,897
5.744% (SOFR + 0.414%)
due 07/20/68 ± § Ω 494,706 487,292
5.944% (SOFR + 0.614%)
due 03/20/61 § 372,307 371,994
6.451% (SOFR + 1.114%)
due 05/20/60 ± § Ω 90,206 89,793

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Government National Mortgage Association
(IO)
0.659% (5.986% - SOFR)
due 08/16/42 ± § Ω $ 374,736 $ 37,147
0.709% (6.036% - SOFR)
due 06/16/43 ± § Ω 304,124 12,119
0.759% (6.086% - SOFR)
due 10/16/42 ± § Ω 499,136 49,686
1.037% (6.366% - SOFR)
due 04/20/40 ± § Ω 53,045 5,558
1.107% (6.436% - SOFR)
due 06/20/40 ± § Ω 1,013,396 113,021
1.159% (6.486% - SOFR)
due 04/16/42 ± § Ω 1,007,958 131,300
3.500% due 05/20/43 - 04/20/50 ± Ω 2,200,712 382,922
3.500% due 07/20/50 5,970,940 1,083,656
4.000% due 04/16/45 - 01/16/46 ± Ω 1,258,533 226,137
4.500% due 09/16/45  4,636,198 866,536
5.000% due 10/20/44  2,666,895 526,248
Legacy Mortgage Asset Trust
1.750% due 04/25/61 ~ § 1,722,922 1,674,548
2.250% due 07/25/67 ~ § 3,263,094 3,158,866
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 539,558
2.500% due 11/25/60 ~ § 700,000 591,202
3.750% due 05/25/58 ~ § 244,631 234,513
NLT Trust
3.200% due 10/25/62 ~ § 1,393,794 1,236,955
NYMT Loan Trust
3.750% due 02/25/68 ~ § 2,384,655 2,193,301
PRKCM Trust
2.071% due 11/25/56 ~ § 939,251 799,850
PRPM LLC
due 03/25/54 # ~ § 1,085,000 1,032,885
4.000% due 11/25/53 - 01/25/54 ~ § 4,858,110 4,666,192
4.200% due 12/25/64 ~ § 2,369,520 2,276,232
6.959% due 02/25/29 ~ § 1,953,101 1,955,508
RCO VII Mortgage LLC
7.021% due 01/25/29 ~ § 3,455,506 3,448,632
Redwood Funding Trust
7.500% due 07/25/59 ~ § 716,244 708,097
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § 1,090,000 1,095,851
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § 572,599 535,871
3.750% due 12/25/58 ~ § 505,000 450,207
VOLT XCII LLC
4.893% due 02/27/51 ~ § 1,993,931 1,949,350
54,795,692
Fannie Mae - 7.0%
due 04/01/54 # 2,785,000 2,771,611
due 05/01/54 # 2,747,000 2,771,687
due 05/01/54 # 2,273,000 2,218,570
1.500% due 03/01/51  1,386,633 1,049,201
2.000% due 02/01/52  20,220,922 16,053,449
2.500% due 11/01/50 - 06/01/62 58,362,619 48,274,287
3.000% due 09/01/42 - 03/01/52 37,954,695 33,383,808
3.500% due 03/01/43 - 06/01/52 26,915,368 24,391,759
3.900% due 08/01/32  500,000 469,310
4.000% due 11/01/42 - 04/01/52 10,456,949 9,857,033
4.060% due 07/01/32  600,000 570,027
4.310% due 02/01/30  500,000 491,019
4.420% due 04/01/33  198,290 193,640
a
Principal
Amount Value
4.490% due 06/01/28  $ 1,600,000 $ 1,586,211
4.500% due 10/01/44 - 03/01/54 9,765,665 9,418,571
4.680% due 07/01/33  100,000 99,901
5.000% due 05/01/41 - 03/01/53 5,448,451 5,404,688
5.500% due 05/01/53 - 09/01/53 8,670,748 8,647,962
6.000% due 07/01/41 - 05/01/53 5,693,424 5,784,343
6.500% due 05/01/40 - 02/01/53 1,862,062 1,930,227
7.000% due 02/01/39  343,421 361,858
175,729,162
Freddie Mac - 5.9%
2.000% due 12/01/51  49,616,998 39,357,602
2.107% (UST + 1.285%)
due 03/01/47 § 284,388 264,896
2.500% due 07/01/50 - 04/01/52 79,427,805 66,490,835
3.000% due 01/01/47 - 05/01/52 12,025,715 10,571,928
3.500% due 04/01/52 - 06/01/52 6,596,831 5,914,621
4.000% due 06/01/44 - 02/01/53 11,092,541 10,464,546
4.500% due 03/01/47 - 11/01/52 3,603,881 3,464,019
5.000% due 03/01/38 - 06/01/53 5,245,065 5,178,516
5.500% due 04/01/53 - 06/01/53 3,640,460 3,634,705
6.000% due 11/01/39  1,134,557 1,177,098
6.500% due 01/01/53  297,064 303,654
7.000% due 03/01/39  96,082 102,448
146,924,868
Government National Mortgage Association - 0.1%
4.500% due 03/20/41 - 03/20/49 2,423,568 2,373,035
5.000% due 10/20/47  284,710 285,491
6.000% due 09/20/38  508,052 534,767
3,193,293
Total Mortgage-Backed Securities
    (Cost $456,760,573) 426,050,051
ASSET-BACKED SECURITIES - 10.7%
Automobile Other - 1.7%
American Credit Acceptance Receivables
Trust
5.830% due 10/13/28 ~ 3,175,000 3,169,367
7.650% due 09/12/30 ~ 3,460,000 3,586,417
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 706,011
Avis Budget Rental Car Funding AESOP
LLC
4.250% due 02/20/27 ~ 260,000 251,653
6.110% due 12/20/30 ~ 560,000 561,166
6.480% due 06/20/30 ~ 2,080,000 2,110,993
Bridgecrest Lending Auto Securitization
Trust
7.840% due 08/15/29  2,265,000 2,383,407
CarMax Auto Owner Trust
6.000% due 07/15/30  2,700,000 2,702,549
Carvana Auto Receivables Trust
5.800% due 05/10/30 ~ 710,000 713,163
6.590% due 02/11/30 ~ 1,495,000 1,535,508
7.220% due 02/11/30 ~ 1,000,000 1,033,151
Credit Acceptance Auto Loan Trust
6.710% due 07/17/34 ~ 390,000 393,382
Drive Auto Receivables Trust
5.430% due 11/17/31  2,040,000 2,044,235
Ford Credit Auto Owner Trust
3.340% due 07/15/31 ~ 1,000,000 979,723

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
GLS Auto Receivables Issuer Trust
5.950% due 12/17/29 ~ $ 3,500,000 $ 3,504,832
6.440% due 05/15/29 ~ 2,697,000 2,728,507
GLS Auto Select Receivables Trust
6.430% due 01/15/31 ~ 1,390,000 1,411,331
Hertz Vehicle Financing LLC
1.560% due 12/26/25 ~ 2,295,000 2,240,144
LAD Auto Receivables Trust
5.330% due 02/15/29 ~ 1,040,000 1,037,888
5.640% due 06/15/29 ~ 1,040,000 1,040,741
6.150% due 06/16/31 ~ 600,000 602,134
Santander Drive Auto Receivables Trust
4.490% due 08/15/29  2,085,000 2,046,492
5.980% due 04/16/29  1,500,000 1,525,896
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ 100,000 100,363
VStrong Auto Receivables Trust
5.770% due 07/15/30 ~ 300,000 301,105
7.290% due 07/15/30 ~ 100,000 100,898
Westlake Automobile Receivables Trust
5.650% due 02/15/29 ~ 2,255,000 2,257,746
6.020% due 10/15/29 ~ 1,695,000 1,701,299
42,770,101
Automobile Sequential - 0.7%
Avis Budget Rental Car Funding AESOP
LLC
5.130% due 10/20/28 ~ 2,560,000 2,563,072
5.780% due 04/20/28 ~ 4,140,000 4,204,414
5.900% due 08/21/28 ~ 2,000,000 2,039,098
6.020% due 02/20/30 ~ 1,780,000 1,839,908
Carvana Auto Receivables Trust
5.080% due 03/11/30 ~ 1,463,000 1,460,024
6.420% due 01/10/28 ~ 2,063,435 2,076,415
Octane Receivables Trust
5.680% due 05/20/30 ~ 1,640,000 1,641,763
OneMain Direct Auto Receivables Trust
5.410% due 11/14/29 ~ 275,000 275,515
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ 2,245,000 2,249,045
Westlake Automobile Receivables Trust
5.440% due 05/17/27 ~ 575,000 574,843
18,924,097
Other Asset-Backed Securities - 8.3%
37 Capital CLO 4 Ltd.
10.867% (SOFR + 5.500%)
due 01/15/34 ~ § 1,500,000 1,526,052
Affirm Asset Securitization Trust
5.610% due 02/15/29 ~ 3,635,000 3,629,043
6.610% due 01/18/28 ~ 405,000 407,557
7.110% due 11/15/28 ~ 454,245 456,461
AMMC CLO 18 Ltd. (Cayman)
7.185% (SOFR + 1.862%)
due 05/26/31 ~ § 2,615,000 2,621,538
AMMC CLO XII Ltd. (Cayman)
7.063% (SOFR + 1.762%)
due 11/10/30 ~ § 2,635,000 2,638,294
Anchorage Capital CLO 13 LLC (Cayman)
7.376% (SOFR + 2.062%)
due 04/15/34 ~ § 2,085,000 2,090,195
Anchorage Capital CLO 19 Ltd. (Cayman)
7.426% (SOFR + 2.112%)
due 10/15/34 ~ § 1,425,000 1,427,770
a
Principal
Amount Value
Anchorage Capital CLO 28 Ltd. (Cayman)
7.535% (SOFR + 2.250%)
due 04/20/37 ~ § $ 565,000 $ 564,825
Anchorage Capital CLO 6 Ltd. (Cayman)
due 04/22/34 # ~ § 2,530,000 2,530,000
Applebee's Funding LLC/IHOP Funding LLC
7.824% due 03/05/53 ~ 2,440,000 2,529,297
ARES XXXIR CLO Ltd. (Cayman)
7.185% (SOFR + 1.862%)
due 05/24/30 ~ § 1,005,000 1,007,036
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 2,525,000 2,540,111
Bain Capital CLO Ltd. (Jersey)
7.325% (SOFR + 2.000%)
due 04/16/37 ~ § 1,690,000 1,691,531
Bain Capital Credit CLO Ltd. (Cayman)
7.260% (SOFR + 1.962%)
due 04/18/33 ~ § 425,000 424,385
7.560% (SOFR + 2.262%)
due 04/18/34 ~ § 950,000 943,010
Betony CLO 2 Ltd. (Cayman)
7.179% (SOFR + 1.862%)
due 04/30/31 ~ § 775,000 776,594
BHG Securitization Trust
5.810% due 04/17/35 ~ 1,055,000 1,061,359
6.490% due 04/17/35 ~ 1,075,000 1,083,126
Bryant Park Funding Ltd. (Cayman)
6.932% (SOFR + 1.620%)
due 04/15/37 ~ § 2,005,000 2,004,755
Canyon CLO Ltd. (Cayman)
7.276% (SOFR + 1.962%)
due 07/15/31 ~ § 500,000 501,729
Carlyle Global Market Strategies CLO Ltd.
7.069% (SOFR + 1.762%)
due 05/15/31 ~ § 750,000 751,908
7.229% (SOFR + 1.912%)
due 01/20/32 ~ § 500,000 501,366
CarVal CLO II Ltd. (Cayman)
8.779% (SOFR + 3.462%)
due 04/20/32 ~ § 250,000 251,473
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 4,009,764 3,613,978
CIFC Funding Ltd. (Cayman)
6.960% (SOFR + 1.662%)
due 04/18/31 ~ § 3,350,000 3,353,864
CLI Funding VIII LLC
1.640% due 02/18/46 ~ 1,929,239 1,714,156
2.720% due 01/18/47 ~ 3,976,128 3,549,769
Credit Suisse European Mortgage Capital
Ltd. (Ireland)
8.479% (USD LIBOR + 2.900%)
due 08/09/24 ~ § 3,925,350 3,918,910
DB Master Finance LLC
2.791% due 11/20/51 ~ 2,297,125 1,928,304
4.030% due 11/20/47 ~ 470,000 448,738
Dryden 53 CLO Ltd. (Cayman)
6.976% (SOFR + 1.662%)
due 01/15/31 ~ § 1,000,000 1,003,463
Elmwood CLO VIII Ltd. (Cayman)
6.877% (SOFR + 1.550%)
due 04/20/37 ~ § 1,600,000 1,599,942
9.127% (SOFR + 3.800%)
due 04/20/37 ~ § 2,515,000 2,514,816

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
EverBright Solar Trust
6.430% due 06/22/54 ~ $ 887,000 $ 887,831
EWC Master Issuer LLC
5.500% due 03/15/52 ~ 957,938 913,217
FirstKey Homes Trust
2.058% due 09/17/38 ~ 2,300,000 2,077,635
2.189% due 08/17/38 ~ 4,049,000 3,679,682
FOCUS Brands Funding
8.241% due 10/30/53 ~ 498,750 531,111
Foundation Finance Trust
1.270% due 05/15/41 ~ 1,397,900 1,270,720
Frontier Issuer LLC
6.600% due 08/20/53 ~ 5,100,000 5,161,882
Generate CLO 7 Ltd. (Cayman)
7.499% (SOFR + 2.200%)
due 04/22/37 ~ § 2,000,000 1,999,974
GoldenTree Loan Management U.S. CLO 8
Ltd. (Cayman)
7.179% (SOFR + 1.862%)
due 10/20/34 ~ § 1,445,000 1,442,895
GoldenTree Loan Opportunities XI Ltd.
(Cayman)
6.910% (SOFR + 1.612%)
due 01/18/31 ~ § 1,156,000 1,159,400
Golub Capital Partners CLO 53B Ltd.
(Cayman)
7.379% (SOFR + 2.062%)
due 07/20/34 ~ § 1,325,000 1,328,370
Golub Capital Partners CLO 72 B Ltd.
(Jersey)
7.396% (SOFR + 2.100%)
due 04/25/37 ~ § 1,805,000 1,804,960
Hardee's Funding LLC
due 03/20/54 # ~ 460,000 465,417
Hayfin Kingsland X Ltd. (Cayman)
7.431% (SOFR + 2.112%)
due 04/28/31 ~ § 4,185,000 4,202,292
Hildene Community Funding CDO Ltd.
(Cayman)
2.600% due 11/01/35 ~ 2,274,198 1,883,134
HIN Timeshare Trust
3.420% due 10/09/39 ~ 406,907 384,546
HINNT LLC
5.490% due 03/15/43 ~ 600,000 603,283
Invesco CLO Ltd. (Cayman)
7.229% (SOFR + 1.912%)
due 10/22/34 ~ § 835,000 833,700
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 6,052,800 5,620,482
KKR CLO 44 Ltd. (Cayman)
8.010% (SOFR + 2.700%)
due 01/20/36 ~ § 4,120,000 4,159,992
Long Point Park CLO Ltd.
6.953% (SOFR + 1.637%)
due 01/17/30 ~ § 660,000 662,090
Madison Park Funding XLVIII Ltd. (Cayman)
7.571% (SOFR + 2.262%)
due 04/19/33 ~ § 960,000 964,777
Madison Park Funding XXIV Ltd. (Cayman)
7.329% (SOFR + 2.012%)
due 10/20/29 ~ § 975,000 977,407
Magnolia Finance X DAC (Ireland)
8.205% due 08/13/24  4,101,407 4,090,966
a
Principal
Amount Value
MetroNet Infrastructure Issuer LLC
6.230% due 04/20/54 ~ $ 200,000 $ 200,585
Milos CLO Ltd. (Cayman)
7.129% (SOFR + 1.812%)
due 10/20/30 ~ § 1,055,000 1,059,012
Mosaic Solar Loans LLC
5.500% due 09/20/49 ~ 3,567,582 3,567,768
MVW LLC
5.320% due 02/20/43 ~ 1,271,000 1,278,212
6.200% due 02/20/43 ~ 445,000 446,808
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 1,138,026 1,001,058
1.690% due 05/15/69 ~ 3,364,364 3,072,821
5.510% due 10/15/71 ~ 811,010 815,189
OCP CLO Ltd. (Cayman)
7.279% (SOFR + 1.962%)
due 07/20/32 ~ § 1,500,000 1,504,335
Octagon Investment Partners 31 Ltd.
(Cayman)
6.819% (SOFR + 1.500%)
due 07/20/30 ~ § 2,035,000 2,048,245
OHA Credit Funding 17 Ltd. (Bermuda)
7.213% (SOFR + 1.900%)
due 04/20/37 ~ § 1,275,000 1,278,448
OHA Credit Funding 18 Ltd. (Bermuda)
due 04/20/37 # ~ 2,500,000 2,500,000
OHA Credit Partners XI Ltd. (Cayman)
7.229% (SOFR + 1.912%)
due 01/20/32 ~ § 3,810,000 3,819,330
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,073,013
4.050% due 10/14/36 ~ 2,735,000 2,403,671
Palmer Square CLO Ltd. (Cayman)
7.118% (SOFR + 1.800%)
due 04/20/35 ~ § 720,000 718,216
7.305% (SOFR + 2.000%)
due 04/15/37 ~ § 1,305,000 1,301,371
Palmer Square Loan Funding Ltd. (Cayman)
6.976% (SOFR + 1.662%)
due 10/15/29 ~ § 3,588,000 3,553,545
Park Blue CLO Ltd. (Jersey)
8.029% (SOFR + 2.700%)
due 01/25/37 ~ § 5,500,000 5,521,385
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,516,158 5,011,633
Post CLO Ltd. (Cayman)
8.518% (SOFR + 3.200%)
due 04/20/35 ~ § 500,000 488,578
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,058,182
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 198,741
2.688% due 05/17/26 ~ 455,000 416,769
Reese Park CLO Ltd. (Cayman)
7.226% (SOFR + 1.912%)
due 10/15/34 ~ § 755,000 754,572
Republic Finance Issuance Trust
2.800% due 12/22/31 ~ 2,800,000 2,602,644
Rockford Tower CLO Ltd. (Cayman)
8.229% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 967,849
8.581% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,915,990

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
RR 28 Ltd. (Cayman)
6.841% (SOFR + 1.550%)
due 04/15/37 ~ § $ 2,010,000 $ 2,009,917
SEB Funding LLC
due 04/30/54 # ~ 1,400,000 1,417,825
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 1,980,000 1,974,484
7.120% due 09/20/40 ~ 79,523 80,386
Silver Point CLO 4 Ltd.
6.887% (SOFR + 1.630%)
due 04/15/37 ~ § 1,880,000 1,876,798
Sixth Street CLO XXIV Ltd. (Jersey)
due 04/23/37 # ~ § 1,590,000 1,590,000
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 363,355 329,732
1.340% due 03/17/53 ~ 2,006,403 1,806,004
1.390% due 01/15/53 ~ 1,117,039 986,188
1.590% due 01/15/53 ~ 217,721 194,643
3.960% due 07/15/42 ~ 1,155,000 1,082,885
4.000% due 07/15/42 ~ 120,000 112,597
5.240% due 03/15/56 ~ 3,140,000 3,140,701
5.880% due 03/15/56 ~ 1,997,000 2,005,240
6.220% due 03/15/56 ~ 511,000 513,266
6.769% (SOFR + 1.450%)
due 03/15/56 ~ § 4,430,000 4,443,622
Sound Point CLO XXVIII Ltd. (Cayman)
7.236% (SOFR + 1.912%)
due 01/25/32 ~ § 1,895,000 1,900,184
Sound Point CLO XXXII Ltd. (Cayman)
7.736% (SOFR + 2.412%)
due 10/25/34 ~ § 1,540,000 1,532,282
Stonepeak ABS
2.301% due 02/28/33 ~ 4,550,618 4,236,346
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 3,181,859 3,118,958
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 407,553 360,256
2.100% due 09/20/45 ~ 1,496,384 1,360,976
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ 2,120,817 1,965,064
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 922,425 922,186
TIF Funding II LLC (Bermuda)
2.090% due 08/20/45 ~ 718,333 651,593
TIF Funding III LLC (Bermuda)
due 05/22/34 # ~ 1,820,000 1,835,405
due 05/22/34 # ~ 425,000 427,760
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,727,873
Wave LLC
3.597% due 09/15/44 ~ 926,280 825,776
Wellington Management CLO 2 Ltd. (Jersey)
6.864% (SOFR + 1.550%)
due 04/20/37 ~ § 2,000,000 2,000,000
Willis Engine Structured Trust IV
5.438% due 09/15/43 ~ § 166,977 154,040
Ziply Fiber Issuer LLC
due 04/20/54 # ~ 4,100,000 4,108,569
206,980,644
Total Asset-Backed Securities
    (Cost $267,504,307) 268,674,842
a
Principal
Amount Value
U.S. GOVERNMENT AGENCY ISSUES - 0.2%
Tennessee Valley Authority
4.250% due 09/15/65  $ 4,745,000 $ 4,147,900
Total U.S. Government Agency Issues
    (Cost $3,892,280) 4,147,900
U.S. TREASURY OBLIGATIONS - 19.7%
U.S. Treasury Bonds - 10.5%
1.875% due 11/15/51  4,187,500 2,509,392
2.000% due 11/15/41  22,055,000 15,479,853
2.000% due 08/15/51  5,440,000 3,372,163
2.375% due 05/15/51  8,105,000 5,504,751
3.000% due 02/15/49  500,000 389,990
3.250% due 05/15/42  7,500,000 6,377,637
3.375% due 08/15/42  8,350,000 7,215,085
3.375% due 11/15/48  5,000 4,180
3.625% due 08/15/43  510,000 453,820
3.625% due 02/15/53  1,070,000 939,845
3.625% due 05/15/53  41,025,000 36,056,328
3.875% due 05/15/43 ‡ 4,350,000 4,016,104
4.000% due 11/15/52  10,270,000 9,659,015
4.125% due 08/15/53 ‡ 77,190,000 74,210,948
4.250% due 02/15/54  5,710,000 5,616,766
4.375% due 08/15/43 ‡ 65,300,000 64,544,969
4.500% due 02/15/44  2,690,000 2,705,552
4.750% due 11/15/53  23,065,000 24,627,293
263,683,691
U.S. Treasury Inflation Protected Securities - 0.4%
1.125% due 01/15/33 ^ 9,720,622 9,121,600
1.500% due 02/15/53 ^ 269,716 235,733
9,357,333
U.S. Treasury Notes - 8.8%
due 03/31/29 # 16,775,000 16,703,575
due 03/31/31 # 390,000 387,837
2.000% due 05/31/24  3,105,000 3,088,264
3.875% due 08/15/33  58,455,000 56,915,990
4.000% due 07/31/30  600,000 592,277
4.000% due 02/15/34  13,995,000 13,765,395
4.625% due 02/28/26  49,810,000 49,773,032
4.625% due 09/30/28  75,000 76,090
4.875% due 10/31/28  18,410,000 18,875,284
4.875% due 10/31/30  56,475,000 58,539,867
218,717,611
Total U.S. Treasury Obligations
    (Cost $490,141,536) 491,758,635
FOREIGN GOVERNMENT BONDS & NOTES - 5.8%
Australia Government (Australia)
2.750% due 11/21/28 ~ AUD 3,540,000 2,223,233
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/29  BRL 45,312,000 8,840,969
10.000% due 01/01/33  64,363,000 12,210,733
Chile Government (Chile)
3.500% due 01/31/34  $ 3,480,000 3,055,317
3.500% due 01/25/50  2,260,000 1,654,150
Colombia Government (Colombia)
7.500% due 02/02/34  1,735,000 1,777,338
8.000% due 11/14/35  880,000 926,047

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Dominican Republic (Dominican Republic)
4.875% due 09/23/32 ~ $ 1,735,000 $ 1,558,509
Indonesia Treasury (Indonesia)
6.875% due 04/15/29  IDR 49,367,000,000 3,149,135
Mexican Bonos (Mexico)
5.750% due 03/05/26  MXN 124,700,000 6,943,146
7.500% due 05/26/33  46,069,500 2,469,233
7.750% due 11/23/34  67,699,600 3,644,323
8.500% due 05/31/29  230,330,000 13,416,070
Mexico Government (Mexico)
6.000% due 05/07/36  $ 450,000 451,938
New South Wales Treasury Corp. (Australia)
3.000% due 03/20/28  AUD 6,800,000 4,283,672
New Zealand Government (New Zealand)
3.500% due 04/14/33 ~ NZD 11,125,000 6,139,032
Norway Government (Norway)
1.750% due 03/13/25 ~ NOK 66,735,000 6,007,571
Panama Government (Panama)
6.853% due 03/28/54  $ 685,000 623,779
8.000% due 03/01/38  1,675,000 1,758,934
Paraguay Government (Paraguay)
6.000% due 02/09/36 ~ 1,305,000 1,323,466
6.100% due 08/11/44 ~ 695,000 676,037
Philippine Government (Philippines)
2.650% due 12/10/45  1,865,000 1,240,583
2.950% due 05/05/45  2,595,000 1,816,505
Qatar Government (Qatar)
5.103% due 04/23/48 ~ 2,460,000 2,397,543
Republic of Poland Government (Poland)
5.500% due 04/04/53  3,500,000 3,496,496
5.500% due 03/18/54  6,640,000 6,620,877
Republic of South Africa Government
(South Africa)
7.300% due 04/20/52  2,515,000 2,184,906
8.875% due 02/28/35  ZAR 142,010,000 5,987,064
Romania Government (Romania)
6.375% due 01/30/34 ~ $ 2,208,000 2,242,986
7.125% due 01/17/33 ~ 844,000 904,230
Turkiye Government (Turkey)
5.875% due 05/21/30  EUR 4,385,000 4,733,487
U.K. Gilts (United Kingdom)
0.250% due 01/31/25 ~ GBP 5,210,000 6,342,359
Uruguay Government (Uruguay)
8.250% due 05/21/31  UYU 658,430,000 16,797,501
9.750% due 07/20/33  223,815,000 6,273,556
Total Foreign Government Bonds & Notes
    (Cost $142,183,035) 144,170,725
SHORT-TERM INVESTMENTS - 5.2%
Repurchase Agreements - 1.6%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$40,260,032; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $41,042,827) $ 40,237,901 40,237,901
U.S. Government Agency Issues - 2.4%
Fannie Mae
5.398% due 04/01/24  23,180,000 23,166,684
a
Principal
Amount Value
Federal Home Loan Bank
5.400% due 04/04/24  $ 2,140,000 $ 2,137,849
5.401% due 04/08/24  15,060,000 15,036,209
5.402% due 04/10/24  10,650,000 10,630,117
5.404% due 04/15/24  10,380,000 10,353,168
61,324,027
U.S. Treasury Bills - 1.2%
4.641% due 04/23/24  2,000,000 1,993,565
5.228% due 07/18/24 ‡ 6,690,000 6,586,479
6.158% due 05/30/24 ‡ 23,030,000 22,831,563
31,411,607
Total Short-Term Investments
(Cost $133,011,386) 132,973,535
TOTAL INVESTMENTS - 101.6%
(Cost $2,549,716,736) 2,541,492,354
DERIVATIVES - 0.1% 2,372,752
OTHER ASSETS & LIABILITIES, NET - (1.7%) (42,774,534)
NET ASSETS - 100.0% $ 2,501,090,572

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $8,361,354 or 0.3% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/24 1,052 $ 215,252,633 $ 215,117,564 ( $ 135,069 )
CBOT U.S. Long Bond 06/24 2,292 270,196,841 276,042,750 5,845,909
CBOT Ultra 10 Year U.S. Treasury Notes 06/24 469 53,329,748 53,751,797 422,049
$ 6,132,889
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 06/24 60 6,454,779 6,420,938 33,841
CBOT Ultra 10 Year U.S. Treasury Notes 06/24 2,643 299,839,906 302,912,578 (3,072,672)
CME Ultra Long Term U.S. Treasury Bond 06/24 233 29,335,694 30,057,000 (721,306)
( $ 3,760,137 )
Total Futures Contracts $ 2,372,752
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 1,054,707,634 $ – $ 1,054,707,634 $ –
Convertible Corporate Bonds & Notes 19,009,032 – 19,009,032 –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 45,407,036 – 40,018,344 5,388,692
Collateralized Mortgage Obligations - Residential 54,795,692 – 51,823,030 2,972,662
Fannie Mae 175,729,162 – 175,729,162 –
Freddie Mac 146,924,868 – 146,924,868 –
Government National Mortgage Association 3,193,293 – 3,193,293 –
Total Mortgage-Backed Securities 426,050,051 – 417,688,697 8,361,354
Asset-Backed Securities 268,674,842 – 268,674,842 –
U.S. Government Agency Issues 4,147,900 – 4,147,900 –
U.S. Treasury Obligations 491,758,635 – 491,758,635 –
Foreign Government Bonds & Notes 144,170,725 – 144,170,725 –
Short-Term Investments 132,973,535 – 132,973,535 –
Derivatives:
Interest Rate Contracts
Futures 6,301,799 6,301,799 – –
Total Assets 2,547,794,153 6,301,799 2,533,131,000 8,361,354
a
Liabilities Due to Custodian (190,906) – (190,906) –
Derivatives:
Interest Rate Contracts
Futures (3,929,047) (3,929,047) – –
Total Liabilities (4,119,953) (3,929,047) (190,906) –
Total $ 2,543,674,200 $ 2,372,752 $ 2,532,940,094 $ 8,361,354

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
EXCHANGE-TRADED FUNDS - 3.8%
Invesco Senior Loan ETF 213,810 $ 4,522,081
iShares iBoxx High Yield Corporate Bond 39,920 3,102,982
SPDR Bloomberg High Yield Bond 16,318 1,553,473
SPDR Bloomberg Short Term High Yield
Bond 62,000 1,563,640
a
Total Exchange-Traded Funds
    (Cost $10,534,068) 10,742,176
Principal
Amount
CORPORATE BONDS & NOTES - 2.6%
Consumer, Non-Cyclical - 1.5%
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.625% due 07/15/26 ~ $ 822,000 822,150
CoreLogic, Inc.
4.500% due 05/01/28 ~ 2,125,000 1,907,724
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 1,475,425 1,527,164
4,257,038
Financial - 0.9%
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
7.000% due 01/15/31 ~ 500,000 505,387
Panther Escrow Issuer LLC
due 06/01/31 # ~ 1,850,000 1,882,394
2,387,781
Technology - 0.2%
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 500,000 510,976
Total Corporate Bonds & Notes
    (Cost $7,049,300) 7,155,795
SENIOR LOAN NOTES - 91.2%
Communications - 1.5%
CNT Holdings I Corp. Term B
8.817% (SOFR + 3.500%)
due 11/08/27 § 3,481,678 3,489,296
StubHub Holdco Sub LLC Term B
10.075% (SOFR + 4.750%)
due 03/15/30 § ∞ 750,000 752,500
Xplornet Communications, Inc. (2nd Lien)
(Canada)
12.610% (SOFR + 7.000%)
due 10/01/29 § 500,000 112,031
4,353,827
Consumer, Cyclical - 12.4%
Alterra Mountain Co. Term B
8.945% (SOFR + 3.500%)
due 08/17/28 § 994,898 1,000,183
Aramark Services, Inc. Term B6
7.941% (SOFR + 2.500%)
due 06/22/30 § 248,125 248,745
BCPE Empire Holdings, Inc.
9.330% (SOFR + 4.000%)
due 12/11/28 § 3,493,303 3,502,521
a
Principal
Amount Value
Caesars Entertainment, Inc.
Term B
8.681% (SOFR + 3.250%)
due 02/06/30 § $ 2,475,000 $ 2,484,088
Term B1
8.040% (SOFR + 2.750%)
due 02/06/31 § 1,750,000 1,753,719
Carnival Corp. Term B
8.357% (SOFR + 3.000%)
due 08/08/27 § 997,487 999,670
ClubCorp Holdings, Inc. Term B
10.564% (SOFR + 5.000%)
due 09/18/26 § ∞ 4,394,806 4,407,991
Fertitta Entertainment LLC Term B
due 01/27/29 ∞ 1,994,911 2,001,925
K-Mac Holdings Corp.
due 04/30/24 ∞ 500,000 500,937
MajorDrive Holdings IV LLC Term B
due 06/01/28 ∞ 997,436 1,000,137
Motion Finco SARL Term B3 (United
Kingdom)
4.943% (SOFR + 3.250%)
due 11/12/29 § ∞ 2,623,750 2,622,766
SeaWorld Parks & Entertainment, Inc.
Term B
7.830% (SOFR + 2.500%)
due 08/25/28 § ∞ 2,972,297 2,975,270
SRS Distribution, Inc. Term B
8.945% (SOFR + 3.500%)
due 06/02/28 § ∞ 5,581,696 5,621,231
SWF Holdings I Corp. Term B
9.445% (SOFR + 4.000%)
due 10/06/28 § ∞ 2,556,593 2,357,999
Whatabrands LLC Term B
8.692% (SOFR + 3.250%)
due 08/03/28 § 2,789,584 2,794,427
Windsor Holdings III LLC Term B
9.326% (SOFR + 4.000%)
due 08/01/30 § 748,125 752,801
35,024,410
Consumer, Non-Cyclical - 15.2%
8th Avenue Food & Provisions, Inc. Term B
9.192% (SOFR + 3.750%)
due 10/01/25 § 3,362,887 3,307,191
10.192% (SOFR + 4.750%)
due 10/01/25 § 124,681 122,655
AlixPartners LLP Term B
7.945% (SOFR + 2.750%)
due 02/04/28 § 746,153 747,967
Allied Universal Holdco LLC Term B
9.181% (SOFR + 3.750%)
due 05/12/28 § 997,442 997,096
10.080% (SOFR + 4.750%)
due 05/12/28 § 4,355,619 4,373,899
Anticimex Global AB Term B1 (Sweden)
due 11/16/28 ∞ 1,745,536 1,749,537
Bausch & Lomb Corp.
9.330% (SOFR + 4.000%)
due 09/29/28 § ∞ 2,365,307 2,369,742
Boost Newco Borrower LLC Term B
8.309% (SOFR + 3.000%)
due 01/31/31 § 1,375,000 1,380,694

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CoreLogic, Inc.
(2nd Lien)
12.000% (SOFR + 7.000%)
due 06/04/29 § $ 2,000,000 $ 1,892,500
Term B
due 06/02/28 ∞ 249,361 244,503
Curium Bidco SARL Term B (Luxembourg)
9.815% (SOFR + 4.500%)
due 07/31/29 ± § 1,735,625 1,746,473
Fiesta Purchaser, Inc. Term B
9.327% (SOFR + 4.000%)
due 02/12/31 § ∞ 1,375,000 1,378,545
Gainwell Acquisition Corp.
(2nd Lien)
13.429% (SOFR + 8.000%)
due 10/02/28 ± § 1,125,000 1,068,750
Term B
9.409% (SOFR + 4.000%)
due 10/01/27 § 1,811,464 1,738,441
Heartland Dental LLC Term B
10.329% (SOFR + 5.000%)
due 04/28/28 § 1,001,428 1,004,500
Mavis Tire Express Services Topco Corp.
Term B
9.077% (SOFR + 3.750%)
due 05/04/28 § 1,493,954 1,498,249
Medline Borrower LP Term B
8.441% (SOFR + 3.000%)
due 10/23/28 § 4,300,133 4,306,966
Midwest Veterinary Partners LLC
9.445% (SOFR + 4.000%)
due 04/27/28 § 1,355,432 1,357,126
Naked Juice LLC
8.659% (SOFR + 3.250%)
due 01/24/29 § ∞ 1,483,602 1,388,651
Pathway Vet Alliance LLC Term B
9.195% (SOFR + 3.750%)
due 03/31/27 § ∞ 2,036,086 1,793,029
Pegasus Bidco BV Term B (Netherlands)
9.060% (SOFR + 3.750%)
due 07/12/29 § 1,250 1,251
PG Investment Co. 59 SARL Term B
(Luxembourg)
due 03/24/31 ∞ 500,000 501,875
Southern Veterinary Partners LLC
9.445% (SOFR + 4.000%)
due 10/05/27 § ∞ 2,767,653 2,773,708
Spin Holdco, Inc. Term B
9.585% (SOFR + 4.000%)
due 03/04/28 § 1,901,557 1,766,071
Wand NewCo 3, Inc. Term B
9.080% (SOFR + 3.750%)
due 01/30/31 § ∞ 3,125,000 3,136,934
42,646,353
Energy - 1.6%
ITT Holdings LLC Term B
8.677% (SOFR + 3.250%)
due 10/05/30 § 748,125 750,089
Medallion Midland Acquisition LP Term B
8.830% (SOFR + 3.500%)
due 10/18/28 § 250,000 250,703
a
Principal
Amount Value
Oryx Midstream Services Permian Basin
LLC Term B
8.436% (SOFR + 3.000%)
due 10/05/28 § $ 1,500,000 $ 1,507,098
Traverse Midstream Partners LLC Term B
8.817% (SOFR + 3.500%)
due 02/16/28 § 2,000,000 2,008,334
4,516,224
Financial - 15.4%
Acrisure LLC
Term B1
8.945% (SOFR + 3.500%)
due 02/15/27 § 2,238,991 2,240,216
Term B3
9.695% (SOFR + 4.250%)
due 02/15/27 § 6,237,114 6,261,476
Term B5
9.830% (SOFR + 4.500%)
due 11/06/30 § 498,750 501,867
Alliant Holdings Intermediate, LLC Term B6
8.827% (SOFR + 3.500%)
due 11/06/30 § ∞ 4,982,021 5,007,499
Apex Group Treasury LLC Term B
9.379% (SOFR + 3.750%)
due 07/27/28 § 3,951,266 3,956,205
10.317% (SOFR + 5.000%)
due 07/27/28 ± § 124,370 124,992
AssuredPartners, Inc.
8.827% (SOFR + 3.500%)
due 02/12/27 § 498,731 499,729
Term B
8.942% (SOFR + 3.500%)
due 02/12/27 § 2,876,346 2,882,640
Term B4
9.077% (SOFR + 3.750%)
due 02/12/27 § 497,500 498,536
Term B5
5.025% (SOFR + 2.750%)
due 02/12/27 § 500,000 501,354
BroadStreet Partners, Inc. Term B3
9.087% (SOFR + 3.750%)
due 01/27/29 § 2,244,375 2,253,492
Cushman & Wakefield U.S. Borrower LLC
Term B
8.195% (SOFR + 2.750%)
due 08/21/25 § 102,795 102,538
Deerfield Dakota Holding LLC (2nd Lien)
12.321% (SOFR + 6.750%)
due 04/07/28 § ∞ 3,940,000 3,949,850
HUB International Ltd. Term B
8.574% (SOFR + 3.250%)
due 06/20/30 § 5,103,750 5,110,359
Hyperion Refinance SARL Term B (United
Kingdom)
9.337% (SOFR + 4.000%)
due 04/18/30 § 2,982,497 2,998,340
IMA Financial Group, Inc. Term B
9.079% (SOFR + 3.750%)
due 11/01/28 § 1,372,774 1,377,064
NFP Corp. Term B
8.695% (SOFR + 3.250%)
due 02/16/27 § 2,981,885 2,988,967

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Truist Insurance Holdings LLC (2nd Lien)
due 03/08/32 ∞ $ 2,000,000 $ 2,015,000
43,270,124
Industrial - 30.7%
Apple Bidco LLC Term B
8.830% (SOFR + 3.500%)
due 09/22/28 § ∞ 5,208,159 5,227,690
ASP LS Acquisition Corp.
10.131% (SOFR + 4.500%)
due 05/07/28 § ∞ 2,898,895 2,710,467
CD&R Hydra Buyer, Inc.
due 03/25/31 ∞ 2,875,000 2,882,188
Chariot Buyer LLC Term B
8.680% (SOFR + 3.250%)
due 11/03/28 § 1,727,840 1,727,686
9.080% (SOFR + 3.750%)
due 11/03/28 § 2,625,000 2,633,613
Charter Next Generation, Inc. Term B
8.827% (SOFR + 3.500%)
due 12/01/27 § ∞ 2,300,000 2,306,534
Crosby U.S. Acquisition Corp. Term B
9.327% (SOFR + 4.000%)
due 08/16/29 § 3,250,000 3,271,762
Doosan Bobcat North America, Inc. Term B
7.902% (SOFR + 2.500%)
due 04/20/29 § 497,118 498,360
Dynasty Acquisition Co., Inc. Term B1
8.829% (SOFR + 3.500%)
due 08/24/28 § ∞ 5,749,417 5,758,397
Engineered Machinery Holdings, Inc.
(2nd Lien)
11.571% (SOFR + 6.000%)
due 05/21/29 § 375,000 371,562
Term B
9.321% (SOFR + 3.750%)
due 05/19/28 § ∞ 972,513 970,157
Filtration Group Corp.
9.695% (SOFR + 4.250%)
due 10/21/28 § ∞ 1,779,410 1,788,465
Term B
8.945% (SOFR + 3.500%)
due 10/21/28 § 994,898 998,540
Icebox Holdco III, Inc. Term B
9.071% (SOFR + 3.500%)
due 12/22/28 § 992,405 993,912
Kenan Advantage Group, Inc. Term B3
9.080% (SOFR + 3.750%)
due 01/25/29 § 995,000 996,741
LABL, Inc. Term B
10.427% (SOFR + 5.000%)
due 10/29/28 § ∞ 3,683,588 3,609,342
LTI Holdings, Inc.
8.945% (SOFR + 3.500%)
due 09/06/25 § 1,268,993 1,259,588
10.195% (SOFR + 4.750%)
due 07/24/26 § 248,698 246,366
Oregon Tool Holdings, Inc. Term B
9.564% (SOFR + 4.000%)
due 10/13/28 § 2,019,266 1,841,570
Pregis TopCo LLC
due 07/31/26 ∞ 249,361 249,932
9.083% (SOFR + 3.750%)
due 07/31/26 § ∞ 2,985,406 2,993,800
a
Principal
Amount Value
Pretium PKG Holdings, Inc.
Term A
10.306% (SOFR + 5.000%)
due 10/02/28 § $ 400,925 $ 407,858
Term A1
9.906% (SOFR + 4.600%)
due 10/02/28 § ∞ 3,239,251 2,918,025
Pro Mach Group, Inc. Term B
due 08/31/28 ∞ 2,250,000 2,260,688
Proampac PG Borrower LLC
9.300% (SOFR + 3.000%)
due 09/15/28 § 750,000 750,000
Term B
9.823% (SOFR + 4.500%)
due 09/15/28 § 1,442,882 1,447,211
Quikrete Holdings, Inc. Term B
due 03/25/31 ∞ 500,000 500,729
Roper Industrial Products Investment Co.
9.302% (SOFR + 4.000%)
due 11/22/29 § 3,473,172 3,495,501
Spirit AeroSystems, Inc. Term B
9.563% (SOFR + 4.250%)
due 01/15/27 § ∞ 1,369,630 1,378,190
SPX FLOW, Inc. Term B
9.927% (SOFR + 4.500%)
due 04/05/29 § 2,919,091 2,934,781
Standard Aero Ltd. Term B2
8.829% (SOFR + 3.500%)
due 08/24/28 ± § ∞ 2,216,827 2,219,598
Star U.S. Bidco LLC Term B
9.677% (SOFR + 4.250%)
due 03/17/27 § 2,151,198 2,161,954
Titan Acquisition Ltd. Term B (Canada)
8.442% (SOFR + 3.000%)
due 03/28/25 ± § ∞ 9,567,723 9,567,723
TK Elevator U.S. Newco, Inc. Term B
(Germany)
8.791% (SOFR + 3.500%)
due 04/30/30 § ∞ 2,242,816 2,252,395
9.081% (SOFR + 3.500%)
due 07/30/27 § 623,438 624,961
TransDigm, Inc.
Term H
8.079% (SOFR + 3.250%)
due 02/22/27 § 3,268,398 3,279,713
Term I
8.570% (SOFR + 3.250%)
due 08/24/28 § 3,725,616 3,737,415
Term J
due 02/28/31 ∞ 1,496,250 1,505,055
Trident TPI Holdings, Inc. Term B4
10.559% (SOFR + 5.250%)
due 09/15/28 § 497,481 499,969
USIC Holdings, Inc. (2nd Lien)
12.064% (SOFR + 6.500%)
due 05/14/29 § ∞ 900,000 895,500
86,173,938
Technology - 14.4%
Applied Systems, Inc.
(2nd Lien)
10.559% (SOFR + 5.250%)
due 02/23/32 § 4,250,000 4,408,049

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Term B
8.809% (SOFR + 3.500%)
due 02/24/31 § ∞ $ 5,344,579 $ 5,382,996
Central Parent, Inc. Term B
9.309% (SOFR + 4.000%)
due 07/06/29 § 3,723,763 3,738,393
Cotiviti, Inc. Term B
due 02/21/31 ± ∞ 1,375,000 1,380,156
Dun & Bradstreet Corp. Term B2
8.082% (SOFR + 2.750%)
due 01/18/29 § 715,217 715,888
Ellucian Holdings, Inc.
(2nd Lien)
13.000% (SOFR + 8.000%)
due 10/09/28 § 2,990,741 3,005,694
Term B
8.926% (SOFR + 3.500%)
due 10/09/29 § ∞ 1,490,252 1,498,324
Epicor Software Corp. Term D
9.077% (SOFR + 3.750%)
due 07/30/27 § 2,375,000 2,390,091
Peraton Corp.
(2nd Lien)
13.176% (SOFR + 7.750%)
due 02/01/29 § 1,982,352 1,991,768
Term B
due 02/01/28 ∞ 249,343 249,521
Polaris Newco LLC (2nd Lien)
14.443% (SOFR + 9.000%)
due 06/04/29 § ∞ 2,750,000 2,751,719
Project Ruby Ultimate Parent Corp.
Term B
8.692% (SOFR + 3.250%)
due 03/10/28 § ∞ 376,285 376,353
Term B1
8.942% (SOFR + 3.500%)
due 03/10/28 § 750,000 751,875
RealPage, Inc. (2nd Lien)
11.945% (SOFR + 6.500%)
due 04/23/29 § ∞ 300,549 299,121
UKG, Inc.
(2nd Lien)
10.680% (SOFR + 5.250%)
due 05/03/27 § 2,293,103 2,312,453
Term B
8.814% (SOFR + 3.500%)
due 02/10/31 § ∞ 9,090,561 9,140,514
40,392,915
Total Senior Loan Notes
    (Cost $254,382,603) 256,377,791
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 12.4%
Repurchase Agreements - 12.4%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$34,860,737; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $35,538,406) $ 34,841,574 $ 34,841,574
Total Short-Term Investments
(Cost $34,841,574) 34,841,574
TOTAL INVESTMENTS - 110.0%
(Cost $306,807,545) 309,117,336
OTHER ASSETS & LIABILITIES, NET - (10.0%) (28,102,154)
NET ASSETS - 100.0% $ 281,015,182

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
As of March 31, 2024, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
The table below shows transfers to/from Level 3:
All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $16,107,692 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 10,742,176 $ 10,742,176 $ – $ –
Corporate Bonds & Notes 7,155,795 – 7,155,795 –
Senior Loan Notes 256,377,791 – 240,270,099 16,107,692
Short-Term Investments 34,841,574 – 34,841,574 –
Total $ 309,117,336 $ 10,742,176 $ 282,267,468 $ 16,107,692
Senior Loan
Notes
Value, Beginning of Period $ 7,038,240
Purchases 4,199,308
Sales (Includes Paydowns) (3,354,337)
Accrued Discounts (Premiums) 5,867
Net Realized Gains (Losses) 73,385
Change in Net Unrealized Appreciation (Depreciation) (30,809)
Transfers In 12,382,946
Transfers Out (4,206,908)
Value, End of Period $ 16,107,692
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable $ 26,224
Amount Level Transfer Change in Fair Valuation Measurement Inputs
Transferred From To From To
$ 12,382,946 2 3 Vendor Price (Observable Inputs) Unobservable Single Broker Quote
4,206,908 3 2 Unobservable Single Broker Quote Vendor Price (Observable Inputs)

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.1%
Industrial - 0.1%
spacing
Chart Industries, Inc. * 4,371 $ 719,991
TNT Crane & Rigging, Inc. * 11,518 32,757
752,748
Total Common Stocks
    (Cost $4,972,287) 752,748
Principal
Amount
CORPORATE BONDS & NOTES - 89.6%
Basic Materials - 3.1%
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ $ 4,300,000 3,769,110
Northern Star Resources Ltd. (Australia)
6.125% due 04/11/33 ~ 1,675,000 1,683,798
Novelis Corp.
3.875% due 08/15/31 ~ 3,225,000 2,773,631
4.750% due 01/30/30 ~ 3,033,000 2,800,847
Perenti Finance Pty Ltd. (Australia)
6.500% due 10/07/25 ~ 2,500,000 2,489,375
SNF Group SACA (France)
3.375% due 03/15/30 ~ 3,650,000 3,162,973
16,679,734
Communications - 11.7%
Altice France Holding SA (Luxembourg)
10.500% due 05/15/27 ~ 1,300,000 487,619
Altice France SA (France)
8.125% due 02/01/27 ~ 1,300,000 1,017,300
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 2,700,000 2,206,642
4.250% due 01/15/34 ~ 1,000,000 755,729
4.750% due 03/01/30 ~ 7,900,000 6,788,199
5.375% due 06/01/29 ~ 5,700,000 5,222,099
Ciena Corp.
4.000% due 01/31/30 ~ 3,950,000 3,535,582
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~ 1,940,000 1,830,158
7.500% due 06/01/29 ~ 1,310,000 1,084,570
7.875% due 04/01/30 ~ 375,000 373,043
CSC Holdings LLC
5.375% due 02/01/28 ~ 450,000 387,442
5.750% due 01/15/30 ~ 1,100,000 583,185
6.500% due 02/01/29 ~ 2,400,000 2,035,574
11.250% due 05/15/28 ~ 1,200,000 1,190,163
11.750% due 01/31/29 ~ 2,950,000 2,956,445
DISH Network Corp.
11.750% due 11/15/27 ~ 6,625,000 6,770,160
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 1,550,000 1,439,854
5.875% due 10/15/27 ~ 825,000 799,364
8.625% due 03/15/31 ~ 2,300,000 2,351,253
Level 3 Financing, Inc.
4.000% due 04/15/31 ~ 4,675,000 2,851,750
4.625% due 09/15/27 ~ 3,320,000 2,241,000
10.500% due 05/15/30 ~ 427,000 438,743
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/29 ~ 1,500,000 1,176,850
11.750% due 10/15/28 ~ 250,000 270,885
a
Principal
Amount Value
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ $ 850,000 $ 770,829
5.000% due 08/15/27 ~ 3,325,000 3,202,608
Univision Communications, Inc.
8.000% due 08/15/28 ~ 5,075,000 5,173,562
Verus Securitization Trust (United Kingdom)
4.750% due 07/15/31 ~ 5,350,000 4,616,296
Vmed O2 U.K. Financing I PLC (United
Kingdom)
due 04/15/32 # ~ 600,000 602,487
63,159,391
Consumer, Cyclical - 19.0%
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  1,268,955 1,169,791
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.750% due 04/20/29 ~ 2,220,000 2,183,926
Boyd Gaming Corp.
4.750% due 06/15/31 ~ 6,613,000 6,083,180
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ 6,050,000 5,521,659
Carnival Corp.
7.000% due 08/15/29 ~ 2,600,000 2,713,867
Cedar Fair LP
5.250% due 07/15/29  5,550,000 5,280,351
Cedar Fair LP/Canada's Wonderland Co./
Magnum Management Corp./Millennium
Op
6.500% due 10/01/28  1,225,000 1,230,154
Churchill Downs, Inc.
6.750% due 05/01/31 ~ 1,925,000 1,938,159
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 05/15/28 ~ 4,125,000 4,184,536
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.625% due 01/15/29 ~ 1,700,000 1,560,517
6.750% due 01/15/30 ~ 4,250,000 3,819,612
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
4.875% due 07/01/31 ~ 3,875,000 3,472,911
5.000% due 06/01/29 ~ 1,000,000 933,357
6.625% due 01/15/32 ~ 1,950,000 1,959,305
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 3,450,000 3,354,418
LGI Homes, Inc.
4.000% due 07/15/29 ~ 4,600,000 4,023,292
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 8,768,000 8,231,831
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 1,650,000 1,510,480
4.750% due 01/15/28  3,750,000 3,525,869
Merlin Entertainments Group U.S. Holdings,
Inc. (United Kingdom)
7.375% due 02/15/31 ~ 3,000,000 3,025,257
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp.
4.875% due 05/01/29 ~ 3,650,000 3,382,716
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,900,000 1,736,880
3.875% due 01/15/28 ~ 650,000 611,351

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.000% due 10/15/30 ~ $ 6,700,000 $ 5,974,535
4.375% due 01/15/28 ~ 1,900,000 1,798,637
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~ 2,600,000 2,436,747
Royal Caribbean Cruises Ltd.
6.250% due 03/15/32 ~ 200,000 201,719
7.250% due 01/15/30 ~ 2,675,000 2,781,162
9.250% due 01/15/29 ~ 1,875,000 2,012,269
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 4,650,000 4,382,854
Viking Cruises Ltd.
6.250% due 05/15/25 ~ 895,000 895,991
7.000% due 02/15/29 ~ 1,225,000 1,231,299
9.125% due 07/15/31 ~ 2,750,000 3,009,562
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 175,000 170,461
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 2,450,000 2,571,909
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
7.125% due 02/15/31 ~ 3,165,000 3,277,424
102,197,988
Consumer, Non-Cyclical - 14.1%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ 2,000,000 1,797,000
5.875% due 02/15/28 ~ 5,875,000 5,820,574
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 2,500,000 2,275,154
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 350,000 315,875
4.625% due 07/15/28 ~ 2,775,000 2,632,806
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 1,125,000 615,014
11.000% due 09/30/28 ~ 1,937,000 1,297,790
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 3,260,000 3,415,104
Charles River Laboratories International,
Inc.
3.750% due 03/15/29 ~ 575,000 525,342
4.000% due 03/15/31 ~ 2,800,000 2,504,392
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 2,400,000 2,240,826
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 905,000 699,250
5.250% due 05/15/30 ~ 300,000 244,885
5.625% due 03/15/27 ~ 2,150,000 1,981,139
CoreLogic, Inc.
4.500% due 05/01/28 ~ 1,650,000 1,481,292
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 2,935,000 3,033,234
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~ 3,500,000 3,356,194
6.000% due 06/01/29 ~ 2,650,000 2,375,047
Hertz Corp.
5.000% due 12/01/29 ~ 3,100,000 2,398,366
IQVIA, Inc.
6.500% due 05/15/30 ~ 2,325,000 2,375,604
Medline Borrower LP
3.875% due 04/01/29 ~ 5,375,000 4,895,881
a
Principal
Amount Value
Medline Borrower LP/Medline Co.-Issuer,
Inc.
6.250% due 04/01/29 ~ $ 750,000 $ 754,296
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~ 1,975,000 1,681,618
5.750% due 11/01/28 ~ 1,500,000 1,184,500
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 5,550,000 5,091,499
Pilgrim's Pride Corp.
4.250% due 04/15/31  2,800,000 2,526,876
Post Holdings, Inc.
4.625% due 04/15/30 ~ 4,700,000 4,318,185
Star Parent, Inc.
9.000% due 10/01/30 ~ 2,150,000 2,278,045
Surgery Center Holdings, Inc.
due 04/15/32 # ~ 100,000 100,902
Tenet Healthcare Corp.
4.250% due 06/01/29  3,365,000 3,130,963
4.375% due 01/15/30  2,300,000 2,127,734
6.125% due 06/15/30  425,000 424,556
6.750% due 05/15/31 ~ 1,325,000 1,350,811
U.S. Foods, Inc.
4.625% due 06/01/30 ~ 2,050,000 1,904,713
7.250% due 01/15/32 ~ 250,000 260,495
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 2,403,250 2,487,525
75,903,487
Energy - 10.7%
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 6,850,000 6,593,844
6.625% due 02/01/32 ~ 200,000 201,039
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.875% due 06/30/29 ~ 3,200,000 3,053,922
Civitas Resources, Inc.
8.625% due 11/01/30 ~ 2,250,000 2,417,540
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 5,325,000 5,037,004
7.500% due 12/15/33 ~ 2,300,000 2,368,878
CrownRock LP/CrownRock Finance, Inc.
5.000% due 05/01/29 ~ 2,300,000 2,273,978
Diamond Foreign Asset Co./Diamond
Finance LLC
8.500% due 10/01/30 ~ 2,725,000 2,877,962
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 2,650,000 2,724,752
EnLink Midstream LLC
5.625% due 01/15/28 ~ 3,500,000 3,469,031
EQM Midstream Partners LP
4.750% due 01/15/31 ~ 1,750,000 1,629,041
5.500% due 07/15/28  1,075,000 1,061,052
6.500% due 07/01/27 ~ 1,550,000 1,565,088
7.500% due 06/01/30 ~ 50,000 53,493
Genesis Energy LP/Genesis Energy
Finance Corp.
7.750% due 02/01/28  1,670,000 1,679,673
8.250% due 01/15/29  225,000 231,174
Range Resources Corp.
4.750% due 02/15/30 ~ 2,450,000 2,286,340
8.250% due 01/15/29  1,550,000 1,613,361

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
USA Compression Partners LP/USA
Compression Finance Corp.
7.125% due 03/15/29 ~ $ 2,325,000 $ 2,355,436
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 675,000 608,214
3.875% due 11/01/33 ~ 4,515,000 3,839,388
4.125% due 08/15/31 ~ 675,000 600,719
6.250% due 01/15/30 ~ 150,000 151,022
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 1,600,000 1,633,297
8.375% due 06/01/31 ~ 350,000 361,163
9.500% due 02/01/29 ~ 850,000 916,715
9.875% due 02/01/32 ~ 5,415,000 5,839,368
57,442,494
Financial - 4.7%
Avolon Holdings Funding Ltd. (Ireland)
2.875% due 02/15/25 ~ 4,100,000 3,990,595
3.250% due 02/15/27 ~ 1,500,000 1,394,755
Howard Hughes Corp.
4.375% due 02/01/31 ~ 3,925,000 3,411,964
5.375% due 08/01/28 ~ 2,375,000 2,280,822
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 450,000 406,464
4.875% due 09/15/29 ~ 3,050,000 2,863,887
5.000% due 07/15/28 ~ 625,000 598,604
5.250% due 03/15/28 ~ 500,000 484,171
OneMain Finance Corp.
3.875% due 09/15/28  2,500,000 2,232,715
Panther Escrow Issuer LLC
due 06/01/31 # ~ 2,600,000 2,645,526
Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer
4.875% due 05/15/29 ~ 3,800,000 3,536,667
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/27 ~ 1,750,000 1,659,693
25,505,863
Industrial - 19.0%
Bombardier, Inc. (Canada)
due 07/01/31 # ~ 200,000 200,657
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 5,150,000 4,806,081
4.125% due 04/15/29 ~ 3,150,000 2,909,405
Chart Industries, Inc.
7.500% due 01/01/30 ~ 1,775,000 1,845,460
9.500% due 01/01/31 ~ 3,175,000 3,460,487
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~ 1,125,000 1,125,249
8.750% due 04/15/30 ~ 775,000 762,278
EMRLD Borrower LP/Emerald Co.-Issuer,
Inc.
6.625% due 12/15/30 ~ 2,340,000 2,365,373
First Student Bidco, Inc./First Transit Parent,
Inc.
4.000% due 07/31/29 ~ 4,650,000 4,125,802
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 2,450,000 2,246,963
3.750% due 08/01/25 ~ 1,725,000 1,681,890
4.000% due 08/01/28 ~ 750,000 692,170
4.375% due 08/15/29 ~ 2,000,000 1,844,365
4.750% due 06/15/29 ~ 400,000 376,594
6.750% due 01/15/31 ~ 675,000 692,592
a
Principal
Amount Value
Graham Packaging Co., Inc.
7.125% due 08/15/28 ~ $ 2,600,000 $ 2,360,406
Husky Injection Molding Systems Ltd./Titan
Co.-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 2,800,000 2,899,030
LABL, Inc.
5.875% due 11/01/28 ~ 2,500,000 2,303,696
6.750% due 07/15/26 ~ 1,300,000 1,285,394
8.250% due 11/01/29 ~ 1,025,000 876,621
9.500% due 11/01/28 ~ 150,000 151,921
10.500% due 07/15/27 ~ 2,650,000 2,630,445
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/26 ~ 1,375,000 1,401,814
9.250% due 04/15/27 ~ 6,300,000 6,256,939
OT Merger Corp.
7.875% due 10/15/29 ~ 7,157,000 5,118,539
Regal Rexnord Corp.
6.400% due 04/15/33 ~ 4,200,000 4,360,133
Sealed Air Corp.
6.125% due 02/01/28 ~ 4,850,000 4,864,211
Sealed Air Corp./Sealed Air Corp. U.S.
7.250% due 02/15/31 ~ 225,000 234,211
Sensata Technologies BV
4.000% due 04/15/29 ~ 1,100,000 1,005,534
Sensata Technologies, Inc.
4.375% due 02/15/30 ~ 5,650,000 5,147,096
Spirit AeroSystems, Inc.
9.375% due 11/30/29 ~ 2,725,000 2,975,801
9.750% due 11/15/30 ~ 450,000 503,917
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 5,125,000 5,180,678
Standard Industries, Inc.
3.375% due 01/15/31 ~ 450,000 377,795
4.375% due 07/15/30 ~ 1,650,000 1,483,746
4.750% due 01/15/28 ~ 4,425,000 4,226,590
TK Elevator Holdco GmbH (Germany)
7.625% due 07/15/28 ~ 3,151,000 3,092,726
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 3,200,000 3,095,119
TransDigm, Inc.
4.625% due 01/15/29  925,000 859,515
4.875% due 05/01/29  1,200,000 1,117,639
5.500% due 11/15/27  1,525,000 1,493,802
6.375% due 03/01/29 ~ 1,250,000 1,255,454
6.625% due 03/01/32 ~ 675,000 682,790
6.750% due 08/15/28 ~ 2,975,000 3,017,983
6.875% due 12/15/30 ~ 1,150,000 1,173,569
7.125% due 12/01/31 ~ 1,975,000 2,037,821
102,606,301
Technology - 2.4%
Entegris, Inc.
4.375% due 04/15/28 ~ 1,675,000 1,575,705
4.750% due 04/15/29 ~ 4,475,000 4,293,588
NCR Atleos Corp.
9.500% due 04/01/29 ~ 1,200,000 1,284,761
Open Text Corp. (Canada)
3.875% due 12/01/29 ~ 650,000 579,807
Open Text Holdings, Inc. (Canada)
4.125% due 12/01/31 ~ 2,350,000 2,064,324
Rackspace Technology Global, Inc.
3.500% due 02/15/28 ~ 2,025,000 708,127

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
UKG, Inc.
6.875% due 02/01/31 ~ $ 2,370,000 $ 2,416,113
12,922,425
Utilities - 4.9%
Calpine Corp.
5.125% due 03/15/28 ~ 4,950,000 4,754,913
NextEra Energy Operating Partners LP
7.250% due 01/15/29 ~ 4,200,000 4,302,199
NRG Energy, Inc.
3.625% due 02/15/31 ~ 4,650,000 4,017,450
PG&E Corp.
5.250% due 07/01/30  3,960,000 3,767,105
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 6,450,000 5,981,889
5.000% due 07/31/27 ~ 3,350,000 3,246,607
7.750% due 10/15/31 ~ 575,000 602,606
26,672,769
Total Corporate Bonds & Notes
    (Cost $490,382,377) 483,090,452
SENIOR LOAN NOTES - 1.8%
Consumer, Cyclical - 0.7%
SRS Distribution, Inc. Term B
8.970% (SOFR + 3.500%)
due 06/02/28 § 3,960,660 3,988,714
Financial - 0.2%
Truist Insurance Holdings LLC Term B
due 03/24/31 ∞ 1,250,000 1,249,475
Industrial - 0.5%
CD&R Hydra Buyer, Inc.
due 03/25/31 ∞ 2,610,538 2,617,064
Technology - 0.4%
Peraton Corp. (2nd Lien)
13.176% (SOFR + 7.750%)
due 02/01/29 § 2,125,000 2,135,094
UKG, Inc. Term B
8.814% (SOFR + 3.500%)
due 02/10/31 § 614 617
2,135,711
Total Senior Loan Notes
    (Cost $9,885,701) 9,990,964
ASSET-BACKED SECURITIES - 4.5%
Other Asset-Backed Securities - 4.5%
AIMCO CLO (Cayman)
12.178% (SOFR + 6.862%)
due 10/17/34 ~ § 500,000 499,985
AIMCO CLO 10 Ltd. (Cayman)
11.529% (SOFR + 6.212%)
due 07/22/32 ~ § 2,200,000 2,195,418
Benefit Street Partners CLO XVI Ltd.
(Cayman)
12.278% (SOFR + 6.962%)
due 01/17/32 ~ § 2,500,000 2,510,617
a
Principal
Amount Value
CarVal CLO III Ltd. (Cayman)
12.019% (SOFR + 6.702%)
due 07/20/32 ~ § $ 3,975,000 $ 3,928,959
CIFC Funding Ltd. (Cayman)
12.976% (SOFR + 7.662%)
due 01/16/33 ~ § 4,550,000 4,589,598
Clover CLO LLC
12.179% (SOFR + 6.862%)
due 04/20/32 ~ § 500,000 501,980
Dryden 55 CLO Ltd. (Cayman)
12.776% (SOFR + 7.462%)
due 04/15/31 ~ § 250,000 196,668
Eaton Vance CLO Ltd.
11.826% (SOFR + 6.512%)
due 10/15/34 ~ § 500,000 497,896
Magnetite XXIII Ltd. (Cayman)
11.886% (SOFR + 6.562%)
due 01/25/35 ~ § 500,000 502,692
Neuberger Berman Loan Advisers CLO 35
Ltd. (Cayman)
12.571% (SOFR + 7.262%)
due 01/19/33 ~ § 2,100,000 2,057,182
OCP CLO Ltd. (Cayman)
11.429% (SOFR + 6.112%)
due 07/20/31 ~ § 1,330,000 1,318,242
Parallel Ltd. (Cayman)
12.779% (SOFR + 7.462%)
due 10/20/34 ~ § 2,000,000 1,922,321
Rad CLO 2 Ltd. (Cayman)
13.026% (SOFR + 7.712%)
due 10/15/31 ~ § 1,750,000 1,640,990
RR 19 Ltd. (Cayman)
12.076% (SOFR + 6.762%)
due 10/15/35 ~ § 625,000 628,037
Trimaran Cavu Ltd. (Cayman)
12.930% (SOFR + 7.632%)
due 01/18/35 ~ § 1,130,000 1,137,839
24,128,424
Total Asset-Backed Securities
    (Cost $23,437,883) 24,128,424
SHORT-TERM INVESTMENTS - 3.7%
Repurchase Agreements - 3.7%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$19,794,693; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $20,179,556) 19,783,812 19,783,812
Total Short-Term Investments
(Cost $19,783,812) 19,783,812
TOTAL INVESTMENTS - 99.7%
(Cost $548,462,060) 537,746,400
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,474,219
NET ASSETS - 100.0% $ 539,220,619

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 752,748 $ 719,991 $ 32,757 $ –
Corporate Bonds & Notes 483,090,452 – 483,090,452 –
Senior Loan Notes 9,990,964 – 9,990,964 –
Asset-Backed Securities 24,128,424 – 24,128,424 –
Short-Term Investments 19,783,812 – 19,783,812 –
Total $ 537,746,400 $ 719,991 $ 537,026,409 $ –

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 0.7%
Financial - 0.7%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ $ 6,000 $ 5,339
Bank of America Corp.
5.875% due 03/15/28  410,000 404,241
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 15,159 1,757
1.000% due 10/01/50 ~ 6,537,483 733,757
1.500% due 10/01/53  1,782,216 198,564
2.500% due 10/01/47  667 89
Nordea Kredit Realkreditaktieselskab
(Denmark)
1.000% due 10/01/50 ~ 656 74
1.500% due 10/01/53  734,931 76,291
2.000% due 10/01/53  999,840 110,563
2.000% due 10/01/53 ~ 199,843 23,802
2.500% due 10/01/47  335 45
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~ 136 15
1.500% due 10/01/52 ~ 5,328,767 614,400
1.500% due 10/01/53 ~ 99,676 9,978
2.500% due 10/01/47 ~ 1,798 241
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ 331,097 36,393
2.500% due 04/01/47 ~ 8,272 1,113
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 99,103
4.932% (EURIBOR + 1.000%)
due 01/16/26 ~ § 100,000 108,389
7.750% due 03/01/29 ~ 100,000 123,168
2,547,322
Technology - 0.0%
VMware LLC
3.900% due 08/21/27  $ 100,000 95,810
Total Corporate Bonds & Notes
    (Cost $3,242,824) 2,643,132
MORTGAGE-BACKED SECURITIES - 20.2%
Collateralized Mortgage Obligations - Commercial - 1.2%
BAMLL Commercial Mortgage Securities
Trust
6.490% (SOFR + 1.164%)
due 09/15/38 ~ § 500,000 480,774
BDS LLC
7.126% (SOFR + 1.800%)
due 03/19/39 ~ § 1,000,000 998,255
GS Mortgage Securities Corp. II
8.726% (SOFR + 3.400%)
due 08/15/39 ~ § 1,600,000 1,609,742
LoanCore Issuer Ltd. (Cayman)
6.869% (SOFR + 1.550%)
due 01/17/37 ~ § 599,916 599,375
MF1 LLC
7.476% (SOFR + 2.150%)
due 06/19/37 ~ § 600,000 602,527
TRTX Issuer Ltd. (Cayman)
6.969% (SOFR + 1.650%)
due 02/15/39 ~ § 500,000 496,263
4,786,936
a
Principal
Amount Value
Collateralized Mortgage Obligations - Residential - 2.8%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § $ 185,286 $ 172,746
Bear Stearns Adjustable Rate Mortgage
Trust
5.125% due 01/25/35 § 59,410 48,996
Chevy Chase Funding LLC Mortgage-
Backed Certificates
5.804% (SOFR + 0.474%)
due 03/25/35 ~ § 156,592 149,702
Citigroup Mortgage Loan Trust, Inc.
4.995% due 05/25/42 ~ § 504,515 466,838
6.980% (UST + 2.400%)
due 05/25/35 § 4,591 4,481
Eurosail-UK PLC (United Kingdom)
6.292% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 269,729 339,621
Fannie Mae REMICS
5.586% (SOFR + 0.264%)
due 08/25/34 § $ 12,914 12,643
5.692% (SOFR + 0.174%)
due 07/25/37 § 210,526 205,128
5.750% due 05/25/35 § 166,506 169,173
5.785% (SOFR + 0.464%)
due 07/25/37 § 2,070 2,036
Freddie Mac
5.883% (SOFR + 0.564%)
due 09/15/42 § 535,097 527,020
Freddie Mac REMICS
5.783% (SOFR + 0.464%)
due 01/15/47 § 869,067 848,768
5.798% (SOFR + 0.464%)
due 07/15/44 § 251,398 248,800
Freddie Mac Structured Pass-Through
Certificates
5.704% (SOFR + 0.374%)
due 08/25/31 § 35,019 35,591
Government National Mortgage Association
REMICS
6.219% (SOFR + 0.900%)
due 10/20/72 § 2,417,271 2,424,094
6.246% (SOFR + 0.865%)
due 08/20/68 § 589,209 580,521
6.419% (SOFR + 1.100%)
due 05/20/73 § 509,007 511,122
6.464% (SOFR + 1.465%)
due 04/20/67 § 493,571 496,875
Great Hall Mortgages No 1 PLC (United
Kingdom)
5.472% (SONIA + 0.249%)
due 03/18/39 ~ § GBP 2,348 2,956
5.492% (SONIA + 0.269%)
due 06/18/38 ~ § 721 908
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ $ 115,864 116,793
GSR Mortgage Loan Trust
6.167% due 01/25/35 § 61,126 56,354
HarborView Mortgage Loan Trust
6.123% (SOFR + 0.794%)
due 06/20/35 § 1,518,952 1,402,813
Impac CMB Trust
6.444% (SOFR + 1.114%)
due 07/25/33 ± § Ω 7,900 7,683

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
JP Morgan Mortgage Trust
5.656% due 07/25/35 ± § Ω $ 27,486 $ 26,081
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificate Trust
5.880% (SOFR + 0.554%)
due 12/15/30 § 38,531 36,360
6.140% (SOFR + 0.814%)
due 11/15/31 § 50,774 47,964
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 288,641 273,736
Residential Mortgage Securities 32 PLC
(United Kingdom)
6.473% (SONIA + 1.250%)
due 06/20/70 ~ § GBP 357,531 452,126
Sequoia Mortgage Trust
6.141% (SOFR + 0.814%)
due 10/19/26 ± § Ω $ 35,755 33,797
Structured Adjustable Rate Mortgage Loan
Trust
7.020% due 02/25/34 § 12,580 11,992
Structured Asset Mortgage Investments
II Trust
5.941% (SOFR + 0.614%)
due 07/19/35 § 154,280 142,272
6.101% (SOFR + 0.774%)
due 10/19/34 § 65,118 60,578
Thornburg Mortgage Securities Trust
6.064% (SOFR + 0.734%)
due 06/25/44 § 941,977 860,609
Towd Point Mortgage Funding PLC (United
Kingdom)
6.366% (SONIA + 1.144%)
due 10/20/51 ~ § GBP 496,555 627,007
11,404,184
Fannie Mae - 12.6%
due 06/01/52 # $ 7,068,000 6,548,845
due 04/01/54 # 8,000,000 8,174,195
due 04/01/54 # 15,000,000 14,285,680
due 05/01/54 # 9,500,000 9,585,374
due 05/01/54 # 9,500,000 9,453,587
due 05/01/54 # 3,300,000 3,220,978
4.394% (RFUCC + 1.644%)
due 03/01/35 § 70,462 70,443
5.000% (US FED + 1.250%)
due 08/01/24 § 335 333
5.175% (RFUCC + 0.675%)
due 02/01/36 § 27,816 27,675
5.331% (RFUCC + 2.000%)
due 04/01/35 § 76,550 75,860
5.522% (RFUCC + 1.272%)
due 11/01/35 § 18,944 18,742
5.608% (RFUCC + 1.357%)
due 12/01/34 § 14,885 14,715
5.663% (RFUCC + 1.538%)
due 01/01/36 § 5,758 5,710
5.850% (RFUCC + 1.725%)
due 05/01/35 § 152 150
6.030% (RFUCC + 1.780%)
due 11/01/35 § 6,690 6,663
6.281% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 58,939 58,747
51,547,697
a
Principal
Amount Value
Freddie Mac - 0.1%
5.981% (RFUCC + 1.731%)
due 08/01/35 § $ 1,119 $ 1,118
6.350% (UST + 2.225%)
due 01/01/34 § 30,408 30,793
6.500% due 02/01/54  400,001 408,812
440,723
Government National Mortgage Association - 3.5%
due 04/20/54 # 15,500,000 14,105,521
3.625% (UST + 1.500%)
due 02/20/25 - 01/20/27 § 3,593 3,542
3.750% (UST + 1.500%)
due 11/20/26 § 1,510 1,483
4.000% (UST + 1.500%)
due 10/20/24 - 12/20/26 § 2,932 2,888
14,113,434
Total Mortgage-Backed Securities
    (Cost $82,705,032) 82,292,974
ASSET-BACKED SECURITIES - 9.7%
Home Equity Other - 1.2%
ABFC Trust
6.144% (SOFR + 0.814%)
due 06/25/34 § 821,020 797,856
ACE Securities Corp. Home Equity Loan
Trust
6.224% (SOFR + 0.894%)
due 04/25/34 § 557,066 517,709
Citigroup Mortgage Loan Trust, Inc.
5.734% (SOFR + 0.404%)
due 09/25/36 ~ § 225,780 214,774
Credit-Based Asset Servicing &
Securitization LLC
4.021% (SOFR + 1.164%)
due 06/25/35 § 1,083,000 1,030,433
Home Equity Asset Trust
6.299% (SOFR + 0.969%)
due 08/25/34 § 93,758 92,057
6.644% (SOFR + 1.314%)
due 07/25/35 § 814,334 794,621
Merrill Lynch Mortgage Investors Trust
6.164% (SOFR + 0.834%)
due 10/25/35 § 622,129 595,539
Morgan Stanley ABS Capital I, Inc. Trust
6.104% (SOFR + 0.774%)
due 01/25/35 § 429,794 414,719
6.419% (SOFR + 1.089%)
due 07/25/34 § 68,573 68,670
Renaissance Home Equity Loan Trust
6.204% (SOFR + 0.874%)
due 12/25/32 ± § Ω 158,182 141,278
Saxon Asset Securities Trust
5.754% (SOFR + 0.424%)
due 09/25/37 § 118,321 111,524
Structured Asset Securities Corp. Mortgage
Loan Trust
6.940% (SOFR + 1.614%)
due 04/25/35 § 125,110 123,412
4,902,592

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Other Asset-Backed Securities - 8.5%
522 Funding CLO Ltd.
6.619% (SOFR + 1.302%)
due 10/20/31 ~ § $ 1,065,727 $ 1,068,429
ACAS CLO Ltd. (Cayman)
6.450% (SOFR + 1.152%)
due 10/18/28 ~ § 201,800 202,177
Adagio CLO VIII DAC (Ireland)
4.872% (EURIBOR + 0.930%)
due 04/15/32 ~ § EUR 1,000,000 1,071,920
Apidos CLO XXVI Ltd. (Cayman)
6.460% (SOFR + 1.162%)
due 07/18/29 ~ § $ 181,313 181,692
Apidos CLO XXVII Ltd. (Cayman)
6.508% (SOFR + 1.192%)
due 07/17/30 ~ § 205,891 206,376
Ares European CLO VI DAC (Ireland)
4.552% (EURIBOR + 0.610%)
due 04/15/30 ~ § EUR 391,975 420,759
Ares European CLO X DAC (Ireland)
4.722% (EURIBOR + 0.780%)
due 10/15/31 ~ § 812,456 874,082
ARES L CLO Ltd. (Cayman)
6.626% (SOFR + 1.312%)
due 01/15/32 ~ § $ 810,000 810,243
ARES LII CLO Ltd. (Cayman)
6.629% (SOFR + 1.312%)
due 04/22/31 ~ § 300,000 300,653
Atlas Senior Loan Fund Ltd. (Cayman)
6.726% (SOFR + 1.412%)
due 01/16/30 ~ § 218,282 218,391
Benefit Street Partners CLO XVII Ltd.
(Cayman)
6.656% (SOFR + 1.342%)
due 07/15/32 ~ § 1,800,000 1,800,399
Black Diamond CLO DAC (Ireland)
4.830% (EURIBOR + 0.860%)
due 01/20/32 ~ § EUR 329,914 355,482
Carlyle Euro CLO DAC (Ireland)
4.531% (EURIBOR + 0.630%)
due 08/15/30 ~ § 344,058 370,723
Carlyle Global Market Strategies CLO Ltd.
6.518% (SOFR + 1.212%)
due 08/14/30 ~ § $ 199,452 199,900
6.659% (SOFR + 1.342%)
due 04/22/32 ~ § 500,000 500,905
Carlyle Global Market Strategies Euro CLO
Ltd. (Ireland)
4.651% (EURIBOR + 0.750%)
due 11/15/31 ~ § EUR 1,696,289 1,818,416
Catamaran CLO Ltd. (Cayman)
6.679% (SOFR + 1.362%)
due 04/22/30 ~ § $ 232,716 233,275
CBAM Ltd. (Cayman)
6.829% (SOFR + 1.512%)
due 07/20/30 ~ § 374,664 375,438
CIFC Funding Ltd. (Cayman)
6.530% (SOFR + 1.212%)
due 10/24/30 ~ § 304,697 304,484
6.560% (SOFR + 1.262%)
due 04/18/31 ~ § 459,443 460,531
a
Principal
Amount Value
Crestline Denali CLO XIV Ltd. (Cayman)
6.717% (SOFR + 1.402%)
due 10/23/31 ~ § $ 277,246 $ 277,144
Crestline Denali CLO XV Ltd. (Cayman)
6.609% (SOFR + 1.292%)
due 04/20/30 ~ § 214,915 215,033
CVC Cordatus Opportunity Loan Fund DAC
(Ireland)
5.289% (EURIBOR + 1.380%)
due 08/15/33 ~ § EUR 1,000,000 1,077,675
Dryden 52 Euro CLO DAC (Ireland)
4.761% (EURIBOR + 0.860%)
due 05/15/34 ~ § 394,009 422,743
Dryden 64 CLO Ltd. (Cayman)
6.530% (SOFR + 1.232%)
due 04/18/31 ~ § $ 565,221 566,393
Dryden XXVI Senior Loan Fund (Cayman)
6.476% (SOFR + 1.162%)
due 04/15/29 ~ § 1,140,967 1,139,884
Gallatin CLO VIII Ltd. (Cayman)
6.666% (SOFR + 1.352%)
due 07/15/31 ~ § 286,625 286,369
Goldentree Loan Management U.S. CLO 2
Ltd. (Cayman)
6.489% (SOFR + 1.172%)
due 11/20/30 ~ § 180,687 180,742
Goldentree Loan Opportunities XI Ltd.
(Cayman)
6.630% (SOFR + 1.332%)
due 01/18/31 ~ § 381,973 382,085
HalseyPoint CLO 3 Ltd. (Cayman)
7.029% (SOFR + 1.712%)
due 11/30/32 ~ § 950,000 950,206
Harvest CLO XXII DAC (Ireland)
4.792% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 1,200,000 1,287,256
KKR CLO 9 Ltd. (Cayman)
6.526% (SOFR + 1.212%)
due 07/15/30 ~ § $ 174,290 174,640
LCM CLO XIII LP (Cayman)
6.441% (SOFR + 1.132%)
due 07/19/27 ~ § 6,892 6,894
LCM XV LP (Cayman)
6.579% (SOFR + 1.262%)
due 07/20/30 ~ § 658,822 659,102
LCM XVIII LP (Cayman)
6.599% (SOFR + 1.282%)
due 04/20/31 ~ § 728,950 729,606
Madison Park Euro Funding IX DAC
(Ireland)
4.822% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 1,000,000 1,067,500
Magnetite CLO XVIII Ltd. (Cayman)
6.449% (SOFR + 1.142%)
due 11/15/28 ~ § $ 97,393 97,412
Man GLG Euro CLO II DAC (Ireland)
4.812% (EURIBOR + 0.870%)
due 01/15/30 ~ § EUR 38,833 41,923
MidOcean Credit CLO II (Cayman)
6.611% (SOFR + 1.292%)
due 01/29/30 ~ § $ 80,516 80,536
MidOcean Credit CLO VIII (Cayman)
6.631% (SOFR + 1.312%)
due 02/20/31 ~ § 243,970 244,442

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
OAK Hill European Credit Partners VII DAC
(Ireland)
4.710% (EURIBOR + 0.740%)
due 10/20/31 ~ § EUR 568,544 $ 608,895
Oaktree CLO Ltd. (Cayman)
6.689% (SOFR + 1.372%)
due 04/22/30 ~ § $ 300,000 300,154
Octagon Investment Partners Ltd. (Cayman)
6.536% (SOFR + 1.222%)
due 04/16/31 ~ § 516,329 516,445
OSD CLO Ltd. (Cayman)
6.448% (SOFR + 1.132%)
due 04/17/31 ~ § 1,230,197 1,232,485
OZLM CLO XXIV Ltd. (Cayman)
6.739% (SOFR + 1.422%)
due 07/20/32 ~ § 200,000 200,388
OZLM VIII Ltd. (Cayman)
6.558% (SOFR + 1.242%)
due 10/17/29 ~ § 122,302 122,549
Palmer Square Loan Funding Ltd. (Cayman)
6.376% (SOFR + 1.062%)
due 10/15/29 ~ § 465,751 465,387
6.379% (SOFR + 1.062%)
due 07/20/29 ~ § 378,200 377,999
Rad CLO 5 Ltd. (Cayman)
6.700% (SOFR + 1.382%)
due 07/24/32 ~ § 500,000 500,375
Regatta VIII Funding Ltd. (Cayman)
6.828% (SOFR + 1.512%)
due 10/17/30 ~ § 444,819 445,836
Romark CLO Ltd. (Cayman)
6.607% (SOFR + 1.292%)
due 10/23/30 ~ § 363,779 364,578
Saranac CLO VI Ltd. (Jersey)
6.717% (SOFR + 1.402%)
due 08/13/31 ~ § 262,227 263,520
Segovia European CLO 6- DAC (Ireland)
4.850% (EURIBOR + 0.880%)
due 07/20/32 ~ § EUR 399,820 430,402
SLM Student Loan Trust
6.173% (SOFR + 0.812%)
due 10/25/64 ~ § $ 538,417 531,052
Sound Point CLO IX Ltd. (Cayman)
6.789% (SOFR + 1.472%)
due 07/20/32 ~ § 600,000 599,837
Sound Point CLO XV Ltd. (Cayman)
6.477% (SOFR + 1.162%)
due 01/23/29 ~ § 9,094 9,112
Stratus CLO Ltd. (Cayman)
6.529% (SOFR + 1.212%)
due 12/29/29 ~ § 248,491 248,541
TCW CLO Ltd. (Cayman)
6.556% (SOFR + 1.232%)
due 04/25/31 ~ § 375,976 375,899
THL Credit Wind River CLO Ltd. (Cayman)
6.656% (SOFR + 1.342%)
due 07/15/31 ~ § 300,000 299,831
TSTAT Ltd. (Bermuda)
6.918% (SOFR + 1.600%)
due 07/20/31 ~ § 470,975 471,687
United States Small Business
Administration
5.290% due 12/01/27  237,150 234,385
a
Principal
Amount Value
Venture XIV CLO Ltd. (Cayman)
6.629% (SOFR + 1.292%)
due 08/28/29 ~ § $ 26,083 $ 26,119
Venture XVII CLO Ltd. (Cayman)
6.456% (SOFR + 1.142%)
due 04/15/27 ~ § 392,921 392,921
Venture XXIV CLO Ltd. (Cayman)
6.479% (SOFR + 1.162%)
due 10/20/28 ~ § 128,042 128,180
Venture XXVIII CLO Ltd. (Cayman)
6.569% (SOFR + 1.252%)
due 07/20/30 ~ § 251,499 251,973
Vibrant CLO XI Ltd. (Cayman)
6.699% (SOFR + 1.382%)
due 07/20/32 ~ § 300,000 299,889
Voya CLO Ltd. (Cayman)
6.528% (SOFR + 1.212%)
due 04/17/30 ~ § 1,082,957 1,084,978
6.676% (SOFR + 1.362%)
due 07/14/31 ~ § 423,989 423,459
Wellfleet CLO Ltd. (Cayman)
6.678% (SOFR + 1.362%)
due 07/17/31 ~ § 1,671,493 1,674,635
34,543,371
Total Asset-Backed Securities
    (Cost $39,766,002) 39,445,963
U.S. TREASURY OBLIGATIONS - 88.6%
U.S. Treasury Inflation Protected Securities - 88.6%
0.125% due 10/15/24 ^ 4,929,635 4,899,637
0.125% due 04/15/25 ^ ‡ 4,024,546 3,925,468
0.125% due 10/15/25 ^ 19,621,781 19,046,409
0.125% due 04/15/26 ^ 6,704,796 6,422,800
0.125% due 07/15/26 ^ 14,568,161 13,966,475
0.125% due 10/15/26 ^ 17,610,840 16,804,962
0.125% due 04/15/27 ^ 5,681,312 5,354,538
0.125% due 01/15/30 ^ 14,315,941 12,965,362
0.125% due 07/15/30 ^ 11,709,161 10,555,520
0.125% due 01/15/31 ^ 12,679,714 11,286,966
0.125% due 07/15/31 ^ 3,255,972 2,881,999
0.125% due 02/15/51 ^ 2,380,664 1,425,369
0.125% due 02/15/52 ^ 2,990,871 1,763,579
0.250% due 07/15/29 ^ 12,182,709 11,238,275
0.250% due 02/15/50 ^ 3,286,383 2,078,033
0.375% due 07/15/25 ^ 10,090,461 9,872,167
0.375% due 01/15/27 ^ ‡ 1,072,302 1,023,053
0.375% due 07/15/27 ^ 19,483,532 18,544,905
0.500% due 01/15/28 ^ 11,975,746 11,335,869
0.625% due 01/15/26 ^ 3,844,148 3,734,478
0.625% due 07/15/32 ^ 20,629,118 18,719,889
0.625% due 02/15/43 ^ 8,359,040 6,427,508
0.750% due 07/15/28 ^ 6,328,990 6,048,695
0.750% due 02/15/42 ^ 8,532,500 6,819,244
0.750% due 02/15/45 ^ 9,654,700 7,420,410
0.875% due 01/15/29 ^ 6,474,957 6,175,319
0.875% due 02/15/47 ^ 6,776,810 5,232,862
1.000% due 02/15/46 ^ 6,808,989 5,458,994
1.000% due 02/15/48 ^ 7,880,985 6,215,178
1.000% due 02/15/49 ^ 5,639,140 4,424,424
1.125% due 01/15/33 ^ 9,838,200 9,232,834
1.250% due 04/15/28 ^ 719,635 699,255
1.375% due 07/15/33 ^ 13,813,656 13,266,371

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.375% due 02/15/44 ^ $ 9,410,938 $ 8,265,006
1.500% due 02/15/53 ^ 2,282,214 1,994,666
1.625% due 10/15/27 ^ ‡ 12,287,728 12,173,468
1.750% due 01/15/28 ^ ‡ 2,648,002 2,626,843
2.000% due 01/15/26 ^ 7,699,705 7,666,800
2.125% due 02/15/40 ^ 3,238,586 3,281,576
2.125% due 02/15/41 ^ 2,830,301 2,870,189
2.125% due 02/15/54 ^ 2,009,520 2,033,657
2.375% due 01/15/25 ^ 5,236,896 5,232,785
2.375% due 01/15/27 ^ 137,618 138,752
2.375% due 10/15/28 ^ 18,536,460 18,966,212
2.500% due 01/15/29 ^ 5,025,926 5,165,942
3.625% due 04/15/28 ^ 13,640,724 14,510,485
3.875% due 04/15/29 ^ 10,093,560 11,034,383
361,227,611
Total U.S. Treasury Obligations
    (Cost $404,512,328) 361,227,611
FOREIGN GOVERNMENT BONDS & NOTES - 8.8%
Canadian Government (Canada)
4.250% due 12/01/26 ^ CAD 2,703,645 2,133,056
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~ EUR 4,100,810 4,388,301
0.100% due 07/25/31 ^ ~ 1,173,470 1,240,644
0.250% due 07/25/24 ^ ~ 1,998,176 2,176,966
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~ 1,427,784 1,458,448
1.400% due 05/26/25 ^ ~ 12,002,040 12,819,887
1.800% due 05/15/36 ^ ~ 597,144 647,234
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^ JPY 521,625,510 3,616,369
0.100% due 03/10/29 ^ 1,077,979,801 7,505,554
Total Foreign Government Bonds & Notes
    (Cost $39,649,661) 35,986,459
SHORT-TERM INVESTMENTS - 11.4%
Repurchase Agreements - 11.4%
Deutsche Bank Securities, Inc.
5.450% due 04/02/24
(Dated 04/01/24, repurchase price of
$44,806,782; collateralized by U.S.
Treasury Bonds: 3.380% due 08/15/42
and value $45,801,664) $ 44,800,000 44,800,000
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $1,800,769; collateralized by U.S.
Treasury Bonds: 3.375% due 08/15/42
and value $1,835,799) 1,799,779 1,799,779
46,599,779
Total Short-Term Investments
(Cost $46,599,779) 46,599,779
TOTAL INVESTMENTS - 139.4%
(Cost $616,475,626) 568,195,918
DERIVATIVES - 0.0% 66,658
OTHER ASSETS & LIABILITIES, NET - (39.4%) (160,570,390)
NET ASSETS - 100.0% $ 407,692,186

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $208,839 or 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2024, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $3,584,367 at a weighted average interest rate of 5.4%. As of March 31, 2024, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$60,725,603 at a weighted average interest rate of 0.8%.
(c) As of March 31, 2024, open futures contracts outstanding were as follows:
(d) As of March 31, 2024, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 06/24 244 $ 26,872,753 $ 27,034,438 $ 161,685
CBOT Ultra 10 Year U.S. Treasury Notes 06/24 14 1,605,049 1,604,531 (518)
CME Ultra Long Term U.S. Treasury Bond 06/24 36 4,597,369 4,644,000 46,631
Eurex 5 Year Euro BOBL 06/24 19 2,420,644 2,423,906 3,262
Eurex 30 Year Euro BUXL 06/24 14 2,008,978 2,051,109 42,131
Euro-BTP Italian Bond 06/24 19 2,402,800 2,439,485 36,685
SFE 10 Year Australian Bond 06/24 69 5,201,454 5,241,698 40,244
$ 330,120
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/24 136 27,781,689 27,809,875 (28,186)
CBOT 5 Year U.S. Treasury Notes 06/24 747 79,923,585 79,940,672 (17,087)
CBOT U.S. Long Bond 06/24 221 26,028,691 26,616,688 (587,997)
Eurex 2 Year Euro SCHATZ 06/24 249 28,367,185 28,394,574 (27,389)
Eurex 10 Year Euro BUND 06/24 107 15,187,569 15,396,979 (209,410)
Eurex French Government Bond OAT 06/24 15 2,054,807 2,074,143 (19,336)
EUX Short term Euro-BTP 06/24 62 7,070,854 7,082,175 (11,321)
SFE 3 Year Australian Bond 06/24 16 1,115,018 1,114,730 288
( $ 900,438 )
Total Futures Contracts ( $ 570,318 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 23,182 USD 15,184 04/24 BOA $ – ( $ 78 )
CAD 2,933,638 USD 2,162,557 04/24 HSB 3,240 –
DKK 1,660,000 USD 240,720 05/24 HSB – (274)
EUR 711,000 USD 771,346 04/24 BOA – (4,283)
EUR 30,264,000 USD 32,751,701 04/24 MSC – (101,387)
JPY 972,886,662 USD 6,436,233 04/24 BNP – (9,448)
JPY 722,201,036 USD 4,776,146 04/24 MSC – (5,364)
NZD 226,955 USD 138,077 04/24 BNP – (2,483)
NZD 226,955 USD 136,286 05/24 HSB – (687)
USD 27,985 AUD 43,000 04/24 CIT – (36)
USD 15,197 AUD 23,182 05/24 BOA 78 –
USD 12,944 AUD 19,818 05/24 TDB 19 –
USD 2,168,216 CAD 2,943,889 04/24 MSC – (5,149)
USD 2,162,557 CAD 2,932,350 05/24 HSB – (3,237)
USD 3,491,310 DKK 24,018,757 04/24 BOA 17,304 –
USD 417,577 DKK 2,866,026 04/24 JPM 3,043 –
USD 2,185,888 DKK 15,030,167 05/24 BNP 8,813 –
USD 1,721,612 DKK 11,805,627 05/24 BOA 11,602 –
USD 1,172,676 EUR 1,071,000 04/24 BNP 17,228 –
USD 32,503,106 EUR 29,904,000 04/24 DUB 241,179 –
USD 770,612 EUR 712,000 04/24 HSB 2,471 –
USD 769,197 EUR 712,000 05/24 BNP 163 –
USD 32,791,468 EUR 30,264,000 05/24 MSC 103,223 –
USD 1,711,167 GBP 1,348,000 04/24 BNP 9,789 –
USD 1,704,614 GBP 1,348,000 05/24 BRC 2,967 –

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(e) As of March 31, 2024, premiums received, and value of written options outstanding were as follows:
(f) As of March 31, 2024, swap agreements outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 4,868,170 JPY 729,564,402 04/24 HSB $ 48,746 $ –
USD 6,467,838 JPY 966,644,257 04/24 TDB 82,290 –
USD 6,436,233 JPY 968,454,672 05/24 BNP 9,380 –
USD 4,776,146 JPY 718,915,048 05/24 MSC 5,287 –
Total Forward Foreign Currency Contracts $ 566,822 ( $ 132,426 )
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - U.S. CPI Urban
Consumers 233.92
Maximum of [0, Final Index/Initial Index
- (1.000+4.000%)^10] 04/22/24 JPM $ 13,400,000 $ 97,485 ( $ 1 )
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 100,087 (41,672)
$ 197,572 ( $ 41,673 )
- – - – - –
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 2 Year Interest Rate
Swap Receive SOFR 3.800% 04/16/24 BNP $ 15,300,000 $ 70,598 ( $ 379 )
Call - 2 Year Interest Rate
Swap Receive SOFR 4.269% 05/13/24 GSC 15,400,000 66,990 (21,993)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.900% 08/29/25 GSC EUR 2,900,000 37,692 (41,828)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.800% 09/01/25 GSC 16,700,000 210,240 (218,511)
$ 385,520 ( $ 282,711 )
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.900% 08/29/25 GSC 2,900,000 37,692 (13,526)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.800% 09/01/25 GSC 16,700,000 210,240 (88,603)
$ 247,932 ( $ 102,129 )
Total Interest Rate Swaptions $ 633,452 ( $ 384,840 )
- – - – - –
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - CME 3 Month Euro EURIBOR (12/24) $ 96.75 04/12/24 ICE 149 EUR 36,039,375 $ 100,481 ( $ 1,004 )
- – - – - –
Total Written Options $ 931,505 ( $ 427,517 )
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.550% 6 Month EURIBOR A/S LCH 08/10/24 EUR 200,000 ( $ 3,029 ) ( $ 2,162 ) ( $ 867 )
2.420% U.S. CPI Urban Consumers Z/Z LCH 08/24/24 $ 3,700,000 (27,825) – (27,825)
2.500% U.S. CPI Urban Consumers Z/Z LCH 09/07/24 8,500,000 (50,335) – (50,335)
2.510% U.S. CPI Urban Consumers Z/Z LCH 09/08/24 4,300,000 (25,055) – (25,055)
2.560% U.S. CPI Urban Consumers Z/Z LCH 09/12/24 400,000 (2,088) – (2,088)
2.565% U.S. CPI Urban Consumers Z/Z LCH 09/12/24 3,800,000 (19,646) – (19,646)
4.613% 1 Day USD SOFR A/A LCH 10/31/25 3,410,000 (18,404) (14,771) (3,633)
3.900% 1 Day USD SOFR A/A LCH 03/22/26 15,800,000 (201,643) 1,883 (203,526)
3.800% 1 Day USD SOFR A/A LCH 04/18/26 7,650,000 (102,168) – (102,168)
0.700% 6 Month EURIBOR A/S LCH 04/11/27 EUR 700,000 (57,182) (54,245) (2,937)
0.650% 6 Month EURIBOR A/S LCH 04/12/27 1,400,000 (116,981) (110,629) (6,352)
0.650% 6 Month EURIBOR A/S LCH 05/11/27 900,000 (73,131) (73,138) 7

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.000% 6 Month EURIBOR A/S LCH 05/13/27 EUR 1,600,000 ( $ 107,263 ) ( $ 112,780 ) $ 5,517
1.000% 6 Month EURIBOR A/S LCH 05/18/27 700,000 (46,563) (49,606) 3,043
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 $ 14,780,000 (1,177,384) (174,348) (1,003,036)
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (325,202) (305,429) (19,773)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 7,700,000 (1,017,897) (954,413) (63,484)
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (486,962) (462,962) (24,000)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (102,081) (96,657) (5,424)
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (1,100,056) (1,165,781) 65,725
2.879% 6 Month EURIBOR A/S LCH 08/15/32 7,600,000 291,274 1,161 290,113
2.356% Eurostat Eurozone HICP Z/Z LCH 11/15/33 1,500,000 29,465 (2,380) 31,845
2.363% Eurostat Eurozone HICP Z/Z LCH 11/15/33 800,000 16,263 – 16,263
2.390% Eurostat Eurozone HICP Z/Z LCH 11/15/33 900,000 20,906 881 20,025
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 16,000,000 (1,032,801) (255,926) (776,875)
2.750% 6 Month EURIBOR A/S LCH 09/18/34 EUR 39,900,000 897,795 655,520 242,275
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 (642) (1,250) 608
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 (19,829) (30,243) 10,414
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 900,000 22,712 (20,415) 43,127
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 68,011 6,015 61,996
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 66,635 1,735 64,900
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 14,150 – 14,150
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 400,000 35,952 3,920 32,032
( $ 4,651,004 ) ( $ 3,216,020 ) ( $ 1,434,984 )
a –
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.475% 1 Day Euro Overnight A/A LCH 02/26/25 EUR 76,500,000 $ 35,178 $ 14,285 $ 20,893
4.250% 1 Day USD SOFR A/A CME 12/20/25 $ 48,500,000 495,644 187,141 308,503
4.750% 1 Day USD SOFR A/A LCH 01/18/26 3,400,000 (2,102) (14,326) 12,224
4.758% 1 Day USD SOFR A/A LCH 01/18/26 11,600,000 (8,838) (48,352) 39,514
2.314% U.S. CPI Urban Consumers Z/Z LCH 02/26/26 2,100,000 221,891 203,223 18,668
2.419% U.S. CPI Urban Consumers Z/Z LCH 03/05/26 2,800,000 281,185 255,476 25,709
2.768% U.S. CPI Urban Consumers Z/Z LCH 05/13/26 1,700,000 134,522 118,816 15,706
2.813% U.S. CPI Urban Consumers Z/Z LCH 05/14/26 1,000,000 76,720 67,532 9,188
2.703% U.S. CPI Urban Consumers Z/Z LCH 05/25/26 1,210,000 98,346 86,786 11,560
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 EUR 800,000 17,567 30,996 (13,429)
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 26,005 47,984 (21,979)
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 3,816 9,023 (5,207)
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 136,946 129,014 7,932
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 145,602 136,950 8,652
0.300% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 14,434 (3,502) 17,936
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 26,484 23,914 2,570
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 29,249 26,277 2,972
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 (29,807) (7,203) (22,604)
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 $ 5,100,000 568,910 535,506 33,404
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 41,025 8,184 32,841
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 1,500,000 32,491 71,769 (39,278)
2.720% Eurostat Eurozone HICP Z/Z LCH 06/15/32 1,400,000 (12,481) 27,531 (40,012)
2.470% Eurostat Eurozone HICP Z/Z LCH 07/15/32 800,000 14,926 35,407 (20,481)
2.635% 6 Month EURIBOR A/S LCH 02/15/33 2,516,000 (20,681) – (20,681)
0.190% 6 Month EURIBOR A/S LCH 11/04/52 1,500,000 726,619 741,440 (14,821)
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 749,129 764,542 (15,413)
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,351,553 1,380,359 (28,806)
2.548% Eurostat Eurozone HICP Z/Z LCH 11/15/53 300,000 (7,592) (929) (6,663)
2.620% Eurostat Eurozone HICP Z/Z LCH 11/15/53 100,000 (5,017) – (5,017)
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 $ 3,050,000 900,540 188,282 712,258
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 1,305,968 240,036 1,065,932
3.500% 1 Day USD SOFR A/A CME 06/20/54 2,400,000 34,112 63,946 (29,834)

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(g) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.500% 6 Month EURIBOR A/S LCH 09/18/54 EUR 11,600,000 ( $ 589,017 ) ( $ 568,236 ) ( $ 20,781 )
$ 6,793,327 $ 4,751,871 $ 2,041,456
Total Interest Rate Swaps $ 2,142,323 $ 1,535,851 $ 606,472
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.125% due 04/15/25 SOFR + 0.150% Z MSC 04/15/24 $ 15,000,000 $ 9,656 $ – $ 9,656
U.S. Treasury Inflation Protected Securities
0.375% due 01/15/27 SOFR + 0.150% Z MSC 04/15/24 20,000,000 29,099 – 29,099
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/31 SOFR + 0.150% Z MSC 04/15/24 20,000,000 47,859 – 47,859
U.S. Treasury Inflation Protected Securities
0.625% due 01/15/26 5.490% Z MSC 04/30/24 10,000,000 (6,946) – (6,946)
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32 5.490% Z MSC 04/30/24 30,000,000 (56,043) – (56,043)
$ 23,625 $ – $ 23,625
Total Swap Agreements $ 2,165,948 $ 1,535,851 $ 630,097
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 2,643,132 $ – $ 2,643,132 $ –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 4,786,936 – 4,786,936 –
Collateralized Mortgage Obligations - Residential 11,404,184 – 11,336,623 67,561
Fannie Mae 51,547,697 – 51,547,697 –
Freddie Mac 440,723 – 440,723 –
Government National Mortgage Association 14,113,434 – 14,113,434 –
Total Mortgage-Backed Securities 82,292,974 – 82,225,413 67,561
Asset-Backed Securities
Home Equity Other 4,902,592 – 4,761,314 141,278
Other Asset-Backed Securities 34,543,371 – 34,543,371 –
Total Asset-Backed Securities 39,445,963 – 39,304,685 141,278
U.S. Treasury Obligations 361,227,611 – 361,227,611 –
Foreign Government Bonds & Notes 35,986,459 – 35,986,459 –
Short-Term Investments 46,599,779 – 46,599,779 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 566,822 – 566,822 –
Interest Rate Contracts
Futures 330,926 330,926 – –
Swaps 3,335,116 – 3,335,116 –
Total Interest Rate Contracts 3,666,042 330,926 3,335,116 –
Total Asset - Derivatives 4,232,864 330,926 3,901,938 –
Total Assets 572,428,782 330,926 571,889,017 208,839
a

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Liabilities Sale-Buyback Financing Transactions ( $ 337,515,074 ) $ – ( $ 337,515,074 ) $ –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (132,426) – (132,426) –
Interest Rate Contracts
Futures (901,244) (901,244) – –
Written Options (427,517) – (427,517) –
Swaps (2,705,019) – (2,705,019) –
Total Interest Rate Contracts (4,033,780) (901,244) (3,132,536) –
Total Liabilities - Derivatives (4,166,206) (901,244) (3,264,962) –
Total Liabilities (341,681,280) (901,244) (340,780,036) –
Total $ 230,747,502 ( $ 570,318 ) $ 231,108,981 $ 208,839

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 26.5%
Basic Materials - 0.5%
BHP Billiton Finance USA Ltd. (Australia)
5.250% due 09/08/33  $ 1,730,000 $ 1,751,055
CF Industries, Inc.
4.950% due 06/01/43  410,000 367,290
DuPont de Nemours, Inc.
5.319% due 11/15/38  295,000 294,974
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~ 300,000 254,887
5.400% due 05/08/28 ~ 445,000 447,932
LYB International Finance III LLC
1.250% due 10/01/25  329,000 309,035
Nutrien Ltd. (Canada)
5.000% due 04/01/49  375,000 342,479
Steel Dynamics, Inc.
1.650% due 10/15/27  750,000 668,782
Vale Overseas Ltd. (Brazil)
3.750% due 07/08/30  780,000 701,974
5,138,408
Communications - 1.4%
Amazon.com, Inc.
3.875% due 08/22/37  800,000 722,589
AT&T, Inc.
2.750% due 06/01/31  2,000,000 1,723,310
3.550% due 09/15/55  1,434,000 1,003,501
5.400% due 02/15/34  400,000 405,398
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  1,285,000 863,491
3.700% due 04/01/51  860,000 532,457
Comcast Corp.
3.250% due 11/01/39  1,970,000 1,545,375
5.350% due 05/15/53  1,000,000 993,224
Corning, Inc.
5.750% due 08/15/40  300,000 302,230
Cox Communications, Inc.
2.950% due 10/01/50 ~ 245,000 151,380
Deutsche Telekom AG (Germany)
3.625% due 01/21/50 ~ 700,000 529,655
Discovery Communications LLC
3.625% due 05/15/30  980,000 877,004
Meta Platforms, Inc.
5.600% due 05/15/53  760,000 803,857
Paramount Global
2.900% due 01/15/27  302,000 276,332
Sprint Capital Corp.
6.875% due 11/15/28  357,000 380,716
T-Mobile USA, Inc.
5.050% due 07/15/33  895,000 885,713
5.150% due 04/15/34  477,000 475,587
Verizon Communications, Inc.
5.050% due 05/09/33  1,255,000 1,254,998
13,726,817
Consumer, Cyclical - 1.5%
7-Eleven, Inc.
1.800% due 02/10/31 ~ 780,000 626,837
2.500% due 02/10/41 ~ 283,000 191,783
Alimentation Couche-Tard, Inc. (Canada)
3.625% due 05/13/51 ~ 875,000 648,213
a
Principal
Amount Value
American Airlines Pass-Through Trust
Class A
3.650% due 12/15/29  $ 1,092,690 $ 1,003,031
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  1,402,960 1,290,746
American Airlines Pass-Through Trust
Class B
3.950% due 01/11/32  1,955,765 1,802,929
Delta Air Lines Pass-Through Trust Class A
2.500% due 12/10/29  1,742,863 1,569,607
General Motors Financial Co., Inc.
2.700% due 06/10/31  230,000 191,817
Hasbro, Inc.
3.900% due 11/19/29  362,000 336,195
Hyundai Capital America
1.800% due 01/10/28 ~ 395,000 348,043
5.650% due 06/26/26 ~ 1,574,000 1,579,549
JetBlue Pass-Through Trust Class B
7.750% due 05/15/30  982,387 1,004,704
Lear Corp.
2.600% due 01/15/32  265,000 217,689
O'Reilly Automotive, Inc.
3.900% due 06/01/29  300,000 287,201
Starbucks Corp.
3.350% due 03/12/50  565,000 403,462
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  440,224 392,580
3.700% due 09/01/31  1,113,170 998,820
United Airlines Pass-Through Trust Class B
3.650% due 04/07/27  1,062,153 1,019,550
3.650% due 07/07/27  1,477,778 1,407,177
15,319,933
Consumer, Non-Cyclical - 3.2%
AbbVie, Inc.
4.050% due 11/21/39  2,120,000 1,888,850
4.250% due 11/21/49  400,000 346,727
Altria Group, Inc.
2.450% due 02/04/32  835,000 677,906
Amgen, Inc.
5.250% due 03/02/33  995,000 1,003,821
5.600% due 03/02/43  500,000 509,004
5.650% due 03/02/53  535,000 545,528
AstraZeneca PLC (United Kingdom)
6.450% due 09/15/37  205,000 231,888
Baptist Healthcare System Obligated Group
3.540% due 08/15/50  540,000 404,349
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  2,000,000 1,781,460
Bimbo Bakeries USA, Inc. (Mexico)
5.375% due 01/09/36 ~ 200,000 198,554
Bon Secours Mercy Health, Inc.
3.205% due 06/01/50  700,000 497,983
Boston Scientific Corp.
4.550% due 03/01/39  167,000 156,423
6.500% due 11/15/35  215,000 239,352
Bristol-Myers Squibb Co.
4.125% due 06/15/39  500,000 443,340
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  805,000 693,578
Campbell Soup Co.
5.400% due 03/21/34  460,000 463,668

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CommonSpirit Health
2.782% due 10/01/30  $ 1,065,000 $ 924,612
3.910% due 10/01/50  650,000 511,268
CVS Health Corp.
4.875% due 07/20/35  850,000 817,995
5.050% due 03/25/48  430,000 390,776
5.250% due 02/21/33  300,000 300,204
CVS Pass-Through Trust
4.163% due 08/11/36 ~ 457,466 400,552
DH Europe Finance II SARL
3.250% due 11/15/39  285,000 230,435
Element Fleet Management Corp. (Canada)
6.271% due 06/26/26 ~ 535,000 541,474
Elevance Health, Inc.
2.250% due 05/15/30  335,000 286,638
Gilead Sciences, Inc.
2.600% due 10/01/40  675,000 476,827
Global Payments, Inc.
3.200% due 08/15/29  500,000 449,435
5.300% due 08/15/29  285,000 283,886
HCA, Inc.
5.250% due 06/15/26  1,850,000 1,845,160
5.500% due 06/15/47  700,000 665,999
J M Smucker Co.
6.200% due 11/15/33  325,000 346,867
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL
6.750% due 03/15/34 ~ 700,000 735,943
Kellanova
5.250% due 03/01/33  775,000 778,013
Keurig Dr Pepper, Inc.
3.200% due 05/01/30  400,000 360,573
Kraft Heinz Foods Co.
4.625% due 10/01/39  640,000 582,916
Kroger Co.
1.700% due 01/15/31  800,000 647,490
MedStar Health, Inc.
3.626% due 08/15/49  520,000 399,675
Merck & Co., Inc.
5.000% due 05/17/53  530,000 519,335
MultiCare Health System
2.803% due 08/15/50  560,000 345,912
MyMichigan Health
3.409% due 06/01/50  1,000,000 732,222
Nationwide Children's Hospital, Inc.
4.556% due 11/01/52  150,000 138,913
PeaceHealth Obligated Group
3.218% due 11/15/50  655,000 452,805
Pfizer Investment Enterprises Pte. Ltd.
5.300% due 05/19/53  1,245,000 1,238,733
Piedmont Healthcare, Inc.
2.864% due 01/01/52  515,000 339,231
Quanta Services, Inc.
2.350% due 01/15/32  890,000 723,830
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/30  625,000 511,765
Royalty Pharma PLC
2.150% due 09/02/31  84,000 67,742
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 500,000 414,796
Takeda Pharmaceutical Co. Ltd. (Japan)
3.025% due 07/09/40  1,695,000 1,278,136
a
Principal
Amount Value
Triton Container International Ltd.
(Bermuda)
2.050% due 04/15/26 ~ $ 500,000 $ 460,917
UnitedHealth Group, Inc.
2.750% due 05/15/40  945,000 695,987
5.875% due 02/15/53  420,000 454,812
University of Miami
4.063% due 04/01/52  240,000 203,264
Verisk Analytics, Inc.
5.750% due 04/01/33  300,000 312,050
Viterra Finance BV (Netherlands)
3.200% due 04/21/31 ~ 1,000,000 868,063
Zoetis, Inc.
5.600% due 11/16/32  400,000 415,373
32,233,055
Energy - 1.4%
Aker BP ASA (Norway)
2.000% due 07/15/26 ~ 207,000 191,374
BG Energy Capital PLC (United Kingdom)
5.125% due 10/15/41 ~ 280,000 263,485
BP Capital Markets America, Inc.
4.812% due 02/13/33  860,000 849,191
Cheniere Energy, Inc.
5.650% due 04/15/34 ~ 310,000 312,407
Coterra Energy, Inc.
3.900% due 05/15/27  495,000 476,627
DT Midstream, Inc.
4.300% due 04/15/32 ~ 790,000 718,433
Enbridge, Inc. (Canada)
5.700% due 03/08/33  700,000 717,181
Energy Transfer LP
3.900% due 07/15/26  2,470,000 2,396,205
4.150% due 09/15/29  605,000 574,720
6.100% due 02/15/42  455,000 460,725
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~ 475,000 383,676
4.317% due 12/30/39 ~ 335,000 244,945
Galaxy Pipeline Assets Bidco Ltd. (United
Arab Emirates)
2.940% due 09/30/40 ~ 513,216 412,763
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 1,685,000 1,606,956
HF Sinclair Corp.
5.875% due 04/01/26  842,000 847,988
Kinder Morgan, Inc.
5.050% due 02/15/46  310,000 275,501
MPLX LP
4.500% due 04/15/38  580,000 515,321
NGPL PipeCo LLC
3.250% due 07/15/31 ~ 860,000 735,258
Phillips 66 Co.
5.300% due 06/30/33  620,000 624,108
Saudi Arabian Oil Co. (Saudi Arabia)
1.625% due 11/24/25 ~ 200,000 188,408
Suncor Energy, Inc. (Canada)
5.950% due 12/01/34  690,000 723,346
TotalEnergies Capital International SA
(France)
2.986% due 06/29/41  1,130,000 855,440
14,374,058

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Financial - 12.0%
ABN AMRO Bank NV (Netherlands)
2.470% due 12/13/29 ~ $ 400,000 $ 350,535
6.575% due 10/13/26 ~ 1,100,000 1,111,274
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  1,080,000 1,003,331
3.300% due 01/30/32  550,000 471,913
AIB Group PLC (Ireland)
6.608% due 09/13/29 ~ 405,000 422,397
Alexandria Real Estate Equities, Inc.
3.375% due 08/15/31  1,130,000 1,008,172
American Tower Corp.
2.950% due 01/15/51  229,000 147,870
3.100% due 06/15/50  351,000 233,486
5.900% due 11/15/33  1,060,000 1,098,186
ANZ New Zealand International Ltd. (New
Zealand)
5.355% due 08/14/28 ~ 690,000 698,271
Aon North America, Inc.
5.450% due 03/01/34  800,000 809,693
5.750% due 03/01/54  700,000 718,300
Athene Global Funding
1.450% due 01/08/26 ~ 905,000 840,735
2.500% due 03/24/28 ~ 885,000 790,630
Australia & New Zealand Banking Group
Ltd. (Australia)
4.400% due 05/19/26 ~ 640,000 624,672
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ 5,605,000 4,987,974
4.250% due 04/15/26 ~ 765,000 738,619
5.750% due 03/01/29 ~ 619,000 616,434
6.375% due 05/04/28 ~ 1,005,000 1,026,096
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 182,503
5.147% due 08/18/25  400,000 397,329
6.607% due 11/07/28  1,000,000 1,057,419
Bank of America Corp.
1.197% due 10/24/26  1,385,000 1,296,727
2.676% due 06/19/41  1,900,000 1,352,732
3.705% due 04/24/28  1,445,000 1,383,028
4.376% due 04/27/28  740,000 722,664
5.202% due 04/25/29  1,060,000 1,061,330
5.288% due 04/25/34  1,460,000 1,456,157
5.819% due 09/15/29  1,560,000 1,600,105
5.872% due 09/15/34  940,000 975,342
Bank of Ireland Group PLC (Ireland)
2.029% due 09/30/27 ~ 1,212,000 1,109,209
5.601% due 03/20/30 ~ 290,000 291,091
Bank of Montreal (Canada)
5.717% due 09/25/28  940,000 965,911
Bank of New York Mellon Corp.
6.317% due 10/25/29  400,000 422,249
6.474% due 10/25/34  620,000 675,517
Bank of Nova Scotia (Canada)
4.850% due 02/01/30  600,000 595,979
Banque Federative du Credit Mutuel SA
(France)
1.604% due 10/04/26 ~ 1,365,000 1,249,942
5.790% due 07/13/28 ~ 570,000 585,003
Barclays PLC (United Kingdom)
2.894% due 11/24/32  358,000 297,894
6.224% due 05/09/34  945,000 975,187
a
Principal
Amount Value
6.496% due 09/13/27  $ 260,000 $ 265,304
Berkshire Hathaway Finance Corp.
3.850% due 03/15/52  925,000 748,670
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 550,000 489,874
5.176% due 01/09/30 ~ 1,580,000 1,580,816
5.894% due 12/05/34 ~ 290,000 303,368
BPCE SA (France)
1.652% due 10/06/26 ~ 1,670,000 1,568,570
3.116% due 10/19/32 ~ 660,000 542,259
5.716% due 01/18/30 ~ 370,000 371,934
5.975% due 01/18/27 ~ 1,810,000 1,815,572
Brixmor Operating Partnership LP
2.500% due 08/16/31  260,000 213,649
4.125% due 05/15/29  600,000 565,981
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  520,000 375,416
Brown & Brown, Inc.
2.375% due 03/15/31  1,125,000 933,397
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 850,000 868,842
Camden Property Trust
3.150% due 07/01/29  1,100,000 1,006,279
Capital One Financial Corp.
3.800% due 01/31/28  1,000,000 951,280
Citigroup, Inc.
2.520% due 11/03/32  225,000 184,616
3.057% due 01/25/33  1,909,000 1,623,573
3.520% due 10/27/28  1,140,000 1,075,276
Commonwealth Bank of Australia (Australia)
3.305% due 03/11/41 ~ 660,000 482,479
Corebridge Financial, Inc.
3.650% due 04/05/27  985,000 940,897
3.850% due 04/05/29  270,000 252,571
Credit Agricole SA (France)
2.811% due 01/11/41 ~ 250,000 169,368
5.335% due 01/10/30 ~ 730,000 728,144
6.316% due 10/03/29 ~ 500,000 518,615
Credit Suisse AG (Switzerland)
1.250% due 08/07/26  1,175,000 1,070,774
Crown Castle, Inc.
2.900% due 04/01/41  2,000,000 1,415,631
Danske Bank AS (Denmark)
5.705% due 03/01/30 ~ 475,000 478,221
Deutsche Bank AG (Germany)
2.311% due 11/16/27  471,000 430,768
6.720% due 01/18/29  365,000 377,695
6.819% due 11/20/29  380,000 397,470
7.146% due 07/13/27  570,000 585,996
DNB Bank ASA (Norway)
1.605% due 03/30/28 ~ 805,000 720,807
DOC DR LLC
2.625% due 11/01/31  315,000 259,754
Empower Finance 2020 LP (Canada)
3.075% due 09/17/51 ~ 625,000 422,715
Equinix, Inc.
2.900% due 11/18/26  400,000 375,377
Essex Portfolio LP
5.500% due 04/01/34  190,000 190,298
Extra Space Storage LP
2.400% due 10/15/31  1,230,000 1,012,691
F&G Global Funding
1.750% due 06/30/26 ~ 460,000 417,343

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Federal Realty OP LP
1.250% due 02/15/26  $ 785,000 $ 726,606
Federation des Caisses Desjardins du
Quebec (Canada)
5.700% due 03/14/28 ~ 520,000 528,223
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 ~ 390,000 386,828
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,713,000 2,494,513
2.640% due 02/24/28  716,000 667,060
3.691% due 06/05/28  1,785,000 1,708,366
6.484% due 10/24/29  830,000 873,527
Healthpeak OP LLC
2.875% due 01/15/31  1,130,000 971,003
HSBC Holdings PLC (United Kingdom)
2.013% due 09/22/28  2,375,000 2,124,128
2.206% due 08/17/29  495,000 433,999
Huntington National Bank
5.650% due 01/10/30  513,000 516,107
ING Groep NV (Netherlands)
6.083% due 09/11/27  206,000 208,617
KBC Group NV (Belgium)
6.324% due 09/21/34 ~ 740,000 776,633
KeyCorp
4.789% due 06/01/33  115,000 105,370
Lloyds Banking Group PLC (United
Kingdom)
1.627% due 05/11/27  590,000 543,382
5.462% due 01/05/28  675,000 675,366
5.679% due 01/05/35  735,000 739,783
LSEGA Financing PLC (United Kingdom)
2.000% due 04/06/28 ~ 1,160,000 1,036,095
Macquarie Group Ltd. (Australia)
1.340% due 01/12/27 ~ 1,075,000 997,540
2.871% due 01/14/33 ~ 600,000 499,734
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.538% due 07/20/27  500,000 460,682
3.741% due 03/07/29  1,045,000 994,812
Mizuho Financial Group, Inc. (Japan)
5.778% due 07/06/29  2,440,000 2,494,669
Morgan Stanley
3.217% due 04/22/42  805,000 616,071
4.457% due 04/22/39  855,000 778,236
5.123% due 02/01/29  440,000 439,099
5.164% due 04/20/29  1,110,000 1,109,437
5.449% due 07/20/29  430,000 433,916
5.466% due 01/18/35  396,000 399,690
Mutual of Omaha Cos Global Funding
5.800% due 07/27/26 ~ 600,000 605,767
Nasdaq, Inc.
5.550% due 02/15/34  295,000 300,156
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30  515,000 490,840
4.892% due 05/18/29  1,400,000 1,370,945
5.778% due 03/01/35  755,000 765,924
New York Life Insurance Co.
3.750% due 05/15/50 ~ 1,140,000 877,778
NNN REIT, Inc.
5.600% due 10/15/33  250,000 253,240
Nomura Holdings, Inc. (Japan)
6.070% due 07/12/28  650,000 669,431
a
Principal
Amount Value
Nordea Bank Abp (Finland)
5.375% due 09/22/27 ~ $ 580,000 $ 584,239
Northwestern Mutual Global Funding
1.700% due 06/01/28 ~ 490,000 429,821
PNC Financial Services Group, Inc.
5.068% due 01/24/34  503,000 487,453
Public Storage Operating Co.
2.250% due 11/09/31  320,000 265,855
Realty Income Corp.
1.800% due 03/15/33  705,000 534,626
4.850% due 03/15/30  810,000 801,111
Sabra Health Care LP
3.200% due 12/01/31  515,000 428,071
Santander Holdings USA, Inc.
6.174% due 01/09/30  865,000 873,377
Santander UK Group Holdings PLC (United
Kingdom)
1.673% due 06/14/27  560,000 512,425
6.534% due 01/10/29  1,400,000 1,448,003
Scentre Group Trust 1/Scentre Group Trust
2 (Australia)
3.625% due 01/28/26 ~ 1,225,000 1,188,423
Societe Generale SA (France)
1.792% due 06/09/27 ~ 455,000 416,921
5.634% due 01/19/30 ~ 1,066,000 1,062,051
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~ 565,000 524,514
6.097% due 01/11/35 ~ 885,000 911,959
Sumitomo Mitsui Financial Group, Inc.
(Japan)
5.716% due 09/14/28  1,300,000 1,337,468
Teachers Insurance & Annuity Association
of America
3.300% due 05/15/50 ~ 555,000 389,578
Toronto-Dominion Bank (Canada)
5.523% due 07/17/28  510,000 521,143
Truist Financial Corp.
5.122% due 01/26/34  520,000 500,748
6.047% due 06/08/27  470,000 476,461
7.161% due 10/30/29  625,000 666,714
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 940,000 870,089
3.869% due 01/12/29 ~ 1,115,000 1,054,832
5.428% due 02/08/30 ~ 217,000 217,390
5.699% due 02/08/35 ~ 225,000 226,241
6.537% due 08/12/33 ~ 440,000 464,190
UDR, Inc.
1.900% due 03/15/33  185,000 140,281
2.100% due 08/01/32  1,130,000 886,765
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 1,440,000 1,329,467
Wells Fargo & Co.
4.611% due 04/25/53  780,000 689,889
5.198% due 01/23/30  555,000 553,991
5.499% due 01/23/35  785,000 787,143
5.557% due 07/25/34  470,000 472,019
6.303% due 10/23/29  1,165,000 1,213,777
6.491% due 10/23/34  800,000 858,437
Welltower OP LLC
2.800% due 06/01/31  1,200,000 1,030,081
Westpac Banking Corp. (Australia)
5.405% due 08/10/33  780,000 773,604

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
WP Carey, Inc.
2.250% due 04/01/33  $ 325,000 $ 251,882
2.400% due 02/01/31  420,000 348,983
119,687,791
Industrial - 1.0%
BAE Systems PLC (United Kingdom)
3.400% due 04/15/30 ~ 935,000 853,194
Boeing Co.
2.700% due 02/01/27  2,115,000 1,949,060
3.100% due 05/01/26  1,000,000 949,581
Canadian Pacific Railway Co. (Canada)
4.700% due 05/01/48  500,000 446,518
CRH America, Inc.
3.875% due 05/18/25 ~ 250,000 245,102
CSX Corp.
3.800% due 11/01/46  500,000 398,165
Graphic Packaging International LLC
1.512% due 04/15/26 ~ 594,000 550,788
L3Harris Technologies, Inc.
5.400% due 07/31/33  300,000 302,053
Masco Corp.
2.000% due 10/01/30  525,000 430,495
Norfolk Southern Corp.
3.050% due 05/15/50  300,000 203,157
Northrop Grumman Corp.
3.850% due 04/15/45  400,000 322,252
Otis Worldwide Corp.
3.112% due 02/15/40  150,000 115,448
5.250% due 08/16/28  500,000 506,748
Penske Truck Leasing Co. LP/PTL Finance
Corp.
6.050% due 08/01/28 ~ 800,000 823,625
RTX Corp.
3.750% due 11/01/46  1,000,000 774,787
5.150% due 02/27/33  604,000 605,466
Siemens Financieringsmaatschappij NV
(Germany)
3.300% due 09/15/46 ~ 250,000 190,805
Union Pacific Corp.
3.550% due 08/15/39  400,000 335,379
10,002,623
Technology - 1.5%
Analog Devices, Inc.
2.800% due 10/01/41  259,000 188,142
Apple, Inc.
3.950% due 08/08/52  2,000,000 1,687,099
Broadcom, Inc.
1.950% due 02/15/28 ~ 1,800,000 1,605,711
3.187% due 11/15/36 ~ 148,000 117,845
CGI, Inc. (Canada)
2.300% due 09/14/31  600,000 483,460
Dell International LLC/EMC Corp.
6.200% due 07/15/30  695,000 731,706
Intel Corp.
4.900% due 08/05/52  400,000 373,677
5.700% due 02/10/53  378,000 391,026
Intuit, Inc.
5.500% due 09/15/53  240,000 249,319
KLA Corp.
3.300% due 03/01/50  800,000 587,887
Leidos, Inc.
2.300% due 02/15/31  700,000 579,034
a
Principal
Amount Value
Marvell Technology, Inc.
5.750% due 02/15/29  $ 600,000 $ 614,586
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.500% due 05/11/31  1,000,000 837,650
3.250% due 05/11/41  895,000 665,194
Oracle Corp.
3.800% due 11/15/37  575,000 482,446
4.900% due 02/06/33  850,000 832,592
5.550% due 02/06/53  600,000 587,356
QUALCOMM, Inc.
4.500% due 05/20/52  300,000 269,714
Roper Technologies, Inc.
1.750% due 02/15/31  400,000 322,211
Texas Instruments, Inc.
5.050% due 05/18/63  670,000 653,045
TSMC Global Ltd. (Taiwan)
1.375% due 09/28/30 ~ 700,000 567,009
VMware LLC
4.700% due 05/15/30  1,590,000 1,548,276
14,374,985
Utilities - 4.0%
Atmos Energy Corp.
1.500% due 01/15/31  705,000 567,172
Baltimore Gas & Electric Co.
5.400% due 06/01/53  930,000 925,785
Commonwealth Edison Co.
3.650% due 06/15/46  1,300,000 1,001,952
Constellation Energy Generation LLC
5.800% due 03/01/33  819,000 844,572
Dominion Energy, Inc.
3.300% due 04/15/41  1,000,000 753,759
DTE Electric Co.
3.250% due 04/01/51  500,000 350,598
DTE Electric Securitization Funding II LLC
6.090% due 09/01/38  600,000 653,619
DTE Energy Co.
4.875% due 06/01/28  750,000 741,909
Duke Energy Corp.
3.750% due 09/01/46  1,500,000 1,133,554
6.100% due 09/15/53  850,000 899,033
Duke Energy Indiana LLC
3.250% due 10/01/49  395,000 278,367
Duquesne Light Holdings, Inc.
2.775% due 01/07/32 ~ 800,000 654,942
Edison International
5.750% due 06/15/27  255,000 258,455
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  550,000 452,547
Entergy Arkansas LLC
2.650% due 06/15/51  995,000 606,482
Entergy Louisiana LLC
2.900% due 03/15/51  260,000 165,261
4.000% due 03/15/33  430,000 395,470
Entergy Mississippi LLC
5.000% due 09/01/33  1,115,000 1,095,994
Evergy, Inc.
2.900% due 09/15/29  1,160,000 1,036,831
Eversource Energy
3.375% due 03/01/32  755,000 657,375
Fells Point Funding Trust
3.046% due 01/31/27 ~ 2,370,000 2,224,268

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
FirstEnergy Transmission LLC
4.550% due 04/01/49 ~ $ 525,000 $ 444,811
Fortis, Inc. (Canada)
3.055% due 10/04/26  750,000 710,353
ITC Holdings Corp.
2.950% due 05/14/30 ~ 360,000 317,472
4.950% due 09/22/27 ~ 1,792,000 1,781,353
Jersey Central Power & Light Co.
4.300% due 01/15/26 ~ 1,130,000 1,104,914
MidAmerican Energy Co.
5.850% due 09/15/54  380,000 405,792
Monongahela Power Co.
5.850% due 02/15/34 ~ 320,000 328,876
Nevada Power Co.
6.000% due 03/15/54  350,000 369,732
NRG Energy, Inc.
2.000% due 12/02/25 ~ 430,000 403,801
2.450% due 12/02/27 ~ 1,020,000 917,391
Ohio Power Co.
5.000% due 06/01/33  825,000 810,040
Pacific Gas & Electric Co.
2.950% due 03/01/26  1,490,000 1,423,302
3.750% due 08/15/42  191,000 142,549
4.300% due 03/15/45  325,000 257,209
5.800% due 05/15/34  600,000 605,831
6.400% due 06/15/33  765,000 806,395
6.750% due 01/15/53  390,000 425,401
PG&E Recovery Funding LLC
5.536% due 07/15/49  975,000 1,008,888
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/38  325,000 307,811
5.099% due 06/01/54  415,000 412,364
5.212% due 12/01/49  225,000 224,529
Public Service Co. of Oklahoma
5.250% due 01/15/33  930,000 924,346
Public Service Electric & Gas Co.
5.450% due 03/01/54  600,000 619,230
Public Service Enterprise Group, Inc.
5.450% due 04/01/34  390,000 390,978
Puget Energy, Inc.
2.379% due 06/15/28  330,000 294,600
SCE Recovery Funding LLC
4.697% due 06/15/42  573,437 556,757
5.112% due 12/14/49  240,000 235,115
Sierra Pacific Power Co.
5.900% due 03/15/54 ~ 630,000 652,556
Sigeco Securitization I LLC
5.026% due 11/15/38  604,000 602,291
Southern California Edison Co.
4.125% due 03/01/48  1,290,000 1,042,916
5.875% due 12/01/53  841,000 867,701
Southern California Gas Co.
6.350% due 11/15/52  600,000 661,482
Southern Co.
5.700% due 03/15/34  675,000 696,594
Southern Co. Gas Capital Corp.
4.400% due 06/01/43  1,000,000 839,618
Southern Power Co.
5.150% due 09/15/41  895,000 837,239
Union Electric Co.
due 04/01/34 # 710,000 711,631
3.900% due 04/01/52  520,000 411,854
a
Principal
Amount Value
WEC Energy Group, Inc.
1.375% due 10/15/27  $ 615,000 $ 542,183
39,793,850
Total Corporate Bonds & Notes
    (Cost $287,070,920) 264,651,520
MORTGAGE-BACKED SECURITIES - 37.3%
Collateralized Mortgage Obligations - Commercial - 3.7%
ACRE Commercial Mortgage Ltd. CLO
6.271% (SOFR + 0.944%)
due 12/18/37 ~ § 51,368 51,273
6.841% (SOFR + 1.514%)
due 12/18/37 ~ § 1,198,000 1,167,936
BAMLL RE-Remic Trust
1.898% due 11/26/47 ~ § 1,955,000 1,887,972
Cars Net Lease Mortgage Notes
3.100% due 12/15/50 ~ 423,013 368,737
Commercial Mortgage Trust
2.321% due 01/10/38 ~ § 1,900,000 1,604,076
DataBank Issuer LLC
2.060% due 02/27/51 ~ 1,300,000 1,192,455
Fannie Mae
1.707% due 11/25/31 § 3,500,000 2,844,182
2.593% due 06/25/32 § 4,798,000 4,122,175
Freddie Mac
7.120% (SOFR + 1.800%)
due 07/25/41 ~ § 3,497,609 3,323,321
Freddie Mac (IO)
1.195% due 11/25/30 § 18,945,000 1,250,186
1.212% due 10/25/30 § 15,300,000 1,008,688
1.364% due 12/25/29 § 8,830,000 458,587
Freddie Mac Multifamily Structured Pass-
Through Certificates
2.920% due 06/25/32  2,100,000 1,854,863
FREMF Mortgage Trust
3.607% due 01/25/26 ~ § 2,100,000 1,859,607
3.880% due 01/25/50 ~ § 2,385,000 2,284,300
4.052% due 04/25/48 ~ § 2,000,000 1,929,650
4.071% due 08/25/47 ~ § 2,000,000 1,979,690
GAM Re-REMICS Trust
2.290% due 09/27/51 ~ § 1,700,000 1,583,796
LFT CRE Ltd.
7.390% (SOFR + 2.064%)
due 06/15/39 ~ § 2,590,000 2,507,408
MHC Commercial Mortgage Trust
7.540% (SOFR + 2.215%)
due 04/15/38 ~ § 629,158 625,479
SLG Office Trust
2.585% due 07/15/41 ~ 2,470,000 2,045,878
Wells Fargo Commercial Mortgage Trust
6.590% (SOFR + 1.264%)
due 02/15/40 ~ § 692,901 688,925
36,639,184
Collateralized Mortgage Obligations - Residential - 5.0%
Ajax Mortgage Loan Trust
2.239% due 06/25/66 ~ § 1,095,983 1,067,416
Credit Suisse Mortgage Trust
4.681% due 08/25/60 ~ § 1,351,290 1,339,831
CSMC Trust
4.037% due 09/27/60 ~ § 2,251,140 2,180,909

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Fannie Mae REMICS
3.500% due 11/25/57  $ 3,608,901 $ 3,401,532
Freddie Mac REMICS
1.500% due 01/25/51  2,630,656 2,060,542
2.000% due 12/25/51  2,102,383 1,809,191
3.500% due 01/15/48  4,947,593 4,382,257
Government National Mortgage Association
(IO)
0.113% due 03/20/71 § 39,710,168 667,977
Grene Energy Senior
11.000% due 01/17/61 ± Ω 90,318 76,770
PRET LLC
2.487% due 10/25/51 ~ § 2,947,671 2,888,256
Pretium Mortgage Credit Partners I LLC
5.239% due 09/27/60 ~ § 1,397,385 1,382,697
PRPM LLC
4.000% due 11/25/53 ~ § 840,066 808,846
5.115% due 03/25/26 ~ § 706,803 700,644
Seasoned Credit Risk Transfer Trust
2.000% due 05/25/60  5,016,781 3,954,764
3.000% due 05/25/60 - 10/25/62 12,325,307 10,940,792
3.250% due 11/25/61  1,580,341 1,358,821
3.500% due 11/25/57  2,248,470 1,990,772
Towd Point Mortgage Trust
2.918% due 11/30/60 ~ § 3,186,813 2,727,773
4.000% due 11/25/47 ~ § 577,865 547,870
VCAT LLC
5.289% due 12/26/50 ~ § 756,029 751,398
VOLT XCII LLC
4.893% due 02/27/51 ~ § 373,938 365,578
VOLT XCIII LLC
4.893% due 02/27/51 ~ § 1,484,597 1,444,723
VOLT XCIV LLC
5.239% due 02/27/51 ~ § 1,022,593 1,001,364
VOLT XCIX LLC
5.116% due 04/25/51 ~ § 714,320 696,764
VOLT XCVI LLC
5.116% due 03/27/51 ~ § 773,327 758,158
VOLT XCVII LLC
5.239% due 04/25/51 ~ § 886,030 873,304
50,178,949
Fannie Mae - 19.8%
0.970% due 07/01/27  5,543,585 4,923,139
1.090% due 04/01/28  2,847,551 2,484,013
1.275% due 04/01/30  3,562,860 2,941,941
1.370% due 03/01/30  3,539,568 2,959,312
1.410% due 12/01/30  10,170,000 8,264,465
1.440% due 01/01/31  1,400,000 1,135,998
1.460% due 12/01/30  5,000,000 4,077,647
1.560% due 01/01/31  2,700,000 2,209,822
1.754% due 03/01/32 § 3,296,842 2,680,741
1.815% due 01/01/31  1,003,383 845,095
1.870% due 05/01/31  6,400,000 5,334,413
1.960% due 09/01/33  3,750,000 2,963,720
2.010% due 01/01/32  2,200,000 1,828,419
2.140% due 12/01/33  2,537,957 2,078,921
2.160% due 12/01/33  3,085,413 2,531,567
2.290% due 01/01/37  3,946,841 3,150,116
2.320% due 02/01/35  1,912,000 1,537,838
2.500% due 11/01/51 - 03/01/62 21,261,248 17,454,784
2.510% due 10/01/30  2,730,000 2,405,170
2.550% due 10/01/30  900,186 799,145
3.000% due 05/01/47 - 06/01/62 25,715,957 22,276,120
a
Principal
Amount Value
3.040% due 07/01/32  $ 2,935,477 $ 2,646,186
3.080% due 05/01/32  1,875,000 1,673,035
3.140% due 07/01/32  1,710,000 1,529,252
3.190% due 07/01/33  1,735,259 1,563,467
3.260% due 02/01/31  800,000 732,871
3.500% due 01/01/50 - 03/01/61 8,733,246 7,844,237
3.510% due 09/01/32  5,000,000 4,583,873
3.540% due 10/01/32  2,654,213 2,458,051
3.610% due 01/01/37  2,405,484 2,248,505
3.650% due 10/01/32  4,566,000 4,228,271
3.670% due 09/01/32  546,000 503,761
3.700% due 10/01/32  3,958,878 3,685,234
3.730% due 10/01/32  4,916,406 4,580,602
3.750% due 09/01/32  2,610,000 2,449,833
3.790% due 12/01/30  2,610,000 2,475,215
3.800% due 09/01/32  2,210,061 2,071,140
3.805% due 11/01/32  1,470,000 1,376,791
3.810% due 10/01/32  3,930,000 3,683,826
3.830% due 09/01/32  2,500,000 2,348,122
3.870% due 03/01/30  4,592,000 4,403,839
3.895% due 02/01/33  3,600,000 3,390,724
3.910% due 08/01/32  1,300,000 1,225,370
4.000% due 10/01/43 - 04/01/52 6,710,800 6,256,533
4.090% due 09/01/31 - 02/01/34 4,481,360 4,243,270
4.550% due 10/01/32  1,030,000 1,012,385
5.000% due 12/01/49 - 12/01/61 19,984,721 19,638,884
5.500% due 09/01/52 - 05/01/58 7,496,900 7,566,401
6.000% due 12/01/61  2,612,615 2,742,566
198,044,630
Freddie Mac - 1.3%
2.500% due 07/01/50  3,579,145 2,988,140
3.000% due 10/01/51 - 02/01/52 4,472,827 3,885,665
3.500% due 04/01/37  1,087,035 1,033,246
3.700% due 06/01/34  5,000,000 4,608,817
12,515,868
Government National Mortgage Association - 7.5%
2.500% due 10/20/45 - 10/20/50 2,909,197 2,464,681
2.808% due 07/20/71 § 2,485,651 2,192,153
2.931% due 10/20/70 § 1,885,255 1,685,155
3.000% due 08/20/50 - 03/20/52 4,859,157 4,281,918
3.074% due 09/20/70 § 5,603,093 5,043,860
3.093% due 12/20/71 § 2,938,481 2,619,884
3.500% due 10/20/50 - 03/20/52 17,231,357 15,690,611
4.000% due 12/20/51 - 03/20/52 4,408,163 4,111,362
4.500% due 07/20/52 - 09/20/52 9,144,779 8,845,285
5.000% due 07/20/52 - 06/20/63 16,691,005 16,579,279
5.500% due 09/20/52 - 07/20/53 4,594,758 4,591,856
6.583% (UST + 1.704%)
due 03/20/72 § 1,997,620 2,089,705
6.608% (UST + 1.717%)
due 02/20/72 § 2,004,668 2,094,339
6.681% (UST + 1.836%)
due 08/20/71 § 2,364,681 2,477,585
74,767,673
Total Mortgage-Backed Securities
    (Cost $408,479,094) 372,146,304

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 14.4%
Automobile Other - 4.1%
American Credit Acceptance Receivables
Trust
5.830% due 10/13/28 ~ $ 1,617,000 $ 1,614,131
AmeriCredit Automobile Receivables Trust
1.210% due 12/18/26  3,060,000 2,894,093
Carvana Auto Receivables Trust
3.430% due 01/15/26 ~ 54,844 54,776
Credit Acceptance Auto Loan Trust
1.640% due 06/17/30 ~ 3,815,000 3,767,860
DT Auto Owner Trust
1.100% due 02/16/27 ~ 464,362 460,369
Exeter Automobile Receivables Trust
5.980% due 12/15/28  3,400,000 3,392,314
Flagship Credit Auto Trust
2.180% due 02/16/27 ~ 1,762,000 1,671,684
GLS Auto Receivables Issuer Trust
1.640% due 10/15/26 ~ 341,409 335,665
5.340% due 06/15/28 ~ 1,889,000 1,872,448
6.420% due 06/15/28 ~ 2,000,000 2,015,702
Octane Receivables Trust
2.890% due 03/20/26 ~ 2,282,871 2,262,028
6.290% due 07/20/28 ~ 2,613,000 2,617,448
Santander Consumer Auto Receivables
Trust
1.570% due 01/15/27 ~ 1,400,000 1,321,044
Santander Drive Auto Receivables Trust
4.430% due 03/15/27  1,539,000 1,525,844
5.670% due 12/16/30  3,200,000 3,185,310
5.690% due 02/18/31  3,200,000 3,184,289
Westlake Automobile Receivables Trust
5.480% due 09/15/27 ~ 3,300,000 3,276,909
6.020% due 09/15/28 ~ 2,100,000 2,114,039
6.680% due 04/17/28 ~ 2,900,000 2,929,102
40,495,055
Automobile Sequential - 0.4%
Credit Acceptance Auto Loan Trust
6.130% due 12/15/33 ~ 2,370,000 2,396,628
6.390% due 08/15/33 ~ 1,600,000 1,623,593
FHF Trust
1.270% due 03/15/27 ~ 75,303 73,691
4,093,912
Credit Card Other - 0.4%
Continental Finance Credit Card ABS
Master Trust
2.240% due 12/15/28 ~ 1,455,265 1,437,642
6.190% due 10/15/30 ~ 2,870,000 2,833,407
4,271,049
Manufactured Housing Sequential - 0.4%
Cascade MH Asset Trust
2.708% due 02/25/46 ~ 1,420,000 1,111,846
4.250% due 08/25/54 ~ § 3,223,854 2,932,536
4,044,382
Other Asset-Backed Securities - 9.1%
American Homes 4 Rent Trust
5.885% due 04/17/52 ~ 2,135,000 2,122,930
AMSR Trust
2.006% due 11/17/37 ~ 2,120,000 1,984,554
2.327% due 10/17/38 ~ 1,342,000 1,206,325
2.751% due 06/17/38 ~ 3,650,000 3,118,148
a
Principal
Amount Value
4.000% due 10/17/39 ~ $ 3,000,000 $ 2,713,024
Aqua Finance Trust
3.970% due 07/17/46 ~ 1,225,000 1,088,866
Bastion Funding I LLC
7.119% due 04/25/38 ~ 1,363,250 1,360,871
Bridge Trust
3.400% due 11/17/37 ~ 3,000,000 2,880,138
Business Jet Securities LLC
2.918% due 04/15/36 ~ 3,252,154 3,019,568
2.981% due 11/15/35 ~ 628,594 611,163
CFIN Issuer LLC
3.250% due 02/16/26 ~ 1,024,639 1,001,354
Diversified Abs Phase VI LLC
7.500% due 11/28/39  1,479,370 1,451,991
DP Lion Holdco LLC
8.243% due 11/30/43  1,088,917 1,108,354
FirstKey Homes Trust
2.389% due 08/17/38 ~ 5,500,000 4,985,557
5.197% due 05/19/39 ~ 915,000 887,390
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ § 4,600,000 4,057,921
3.850% due 10/25/26 ~ § 2,100,000 1,861,083
4.450% due 01/25/26 ~ § 2,700,000 2,510,510
6.190% due 04/25/27 ~ 3,000,000 2,913,932
6.500% due 03/26/27 ~ § 2,550,000 2,504,865
7.900% due 07/25/27 ~ 3,000,000 3,036,173
Goodgreen Trust (Jersey)
5.900% due 01/17/61 ~ 1,872,828 1,790,944
Hilton Grand Vacations Trust
4.300% due 01/25/37 ~ 1,400,740 1,361,286
Jonah Energy Abs I LLC
7.200% due 12/10/37 ~ 1,328,259 1,325,088
Jonah Energy LLC
7.800% due 11/10/37  1,683,443 1,655,161
MNR ABS Issuer I LLC
8.946% due 12/15/38  1,266,174 1,293,088
MVW LLC
1.140% due 01/22/41 ~ 493,052 458,980
New Residential Mortgage Loan Trust
4.000% due 09/04/39 ~ 2,537,000 2,270,796
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~ 855,700 807,658
3.104% due 07/25/26 ~ 1,596,966 1,490,854
3.228% due 05/25/26 ~ 1,028,788 968,154
3.844% due 12/25/25 ~ 745,552 715,182
OneMain Financial Issuance Trust
3.450% due 09/14/35 ~ 675,000 599,759
Pagaya AI Technology in Housing Trust
4.250% due 08/25/25 ~ 3,000,000 2,922,551
PNMAC GMSR Issuer Trust
9.570% (SOFR + 4.250%)
due 05/25/27 ~ § 1,730,000 1,757,415
Progress Residential Trust
2.106% due 04/17/38 ~ 3,250,000 2,967,047
2.409% due 05/17/38 ~ 1,570,000 1,433,645
2.425% due 07/17/38 ~ 2,530,000 2,288,989
2.538% due 05/17/26 ~ 1,650,000 1,513,954
2.547% due 04/19/38 ~ 2,550,000 2,343,579
2.811% due 11/17/40 ~ 1,000,000 868,727
5.200% due 04/17/39 ~ 1,685,000 1,613,320
Regional Management Issuance Trust
1.680% due 03/17/31 ~ 1,116,188 1,082,029
2.420% due 03/17/31 ~ 895,000 834,073

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.800% due 10/15/30 ~ $ 2,000,000 $ 1,869,300
RT Financial LLC
7.851% due 10/15/43  1,897,304 1,936,262
SCF Equipment Leasing LLC
1.540% due 10/21/30 ~ 2,055,000 1,944,949
6.770% due 08/22/33 ~ 2,385,000 2,511,860
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~ 355,026 335,962
Upstart Securitization Trust
5.980% due 08/20/32 ~ 1,467,112 1,461,974
90,847,303
Total Asset-Backed Securities
    (Cost $147,943,773) 143,751,701
U.S. TREASURY OBLIGATIONS - 20.1%
U.S. Treasury Bonds - 8.5%
1.250% due 05/15/50  127,000 64,998
1.375% due 08/15/50  15,270,000 8,068,644
1.625% due 11/15/50  6,885,000 3,891,101
1.875% due 02/15/51  7,498,800 4,519,785
1.875% due 11/15/51  8,070,000 4,836,011
2.000% due 08/15/51  6,815,000 4,224,501
2.250% due 08/15/46  6,550,000 4,485,087
2.375% due 02/15/42  4,790,000 3,564,246
2.375% due 05/15/51  260,000 176,587
2.750% due 08/15/42  5,700,000 4,474,945
2.875% due 08/15/45  4,210,000 3,278,702
2.875% due 05/15/52  11,800,000 8,932,047
3.125% due 02/15/43  368,000 304,987
3.250% due 05/15/42  37,515,000 31,900,939
3.875% due 08/15/40  2,000,000 1,888,594
3.875% due 05/15/43  260,000 240,043
84,851,217
U.S. Treasury Notes - 11.5%
1.250% due 03/31/28  5,485,000 4,874,258
1.500% due 02/15/30  1,075,000 924,458
1.625% due 05/15/31  565,000 476,299
1.875% due 02/28/29  7,300,000 6,541,342
1.875% due 02/15/32  14,200,000 11,996,504
2.875% due 05/15/32  3,175,000 2,883,297
3.125% due 08/31/29  1,900,000 1,799,137
3.500% due 04/30/28  33,000,000 32,017,734
3.500% due 04/30/30  33,900,000 32,583,727
4.125% due 07/31/28  5,000,000 4,969,629
4.500% due 11/15/33  15,200,000 15,540,813
114,607,198
U.S. Treasury Strip Coupons - 0.1%
due 11/15/40  2,320,000 1,083,796
due 02/15/41  1,486,372 685,238
1,769,034
Total U.S. Treasury Obligations
    (Cost $231,172,626) 201,227,449
FOREIGN GOVERNMENT BONDS & NOTES - 0.5%
Chile Government (Chile)
2.550% due 01/27/32  272,000 230,215
Mexico Government (Mexico)
2.659% due 05/24/31  596,000 498,679
3.500% due 02/12/34  868,000 724,100
a
Principal
Amount Value
3.750% due 01/11/28  $ 730,000 $ 694,687
4.400% due 02/12/52  475,000 364,049
4.600% due 01/23/46  480,000 387,329
4.875% due 05/19/33  1,000,000 949,125
6.338% due 05/04/53  200,000 197,820
Republic of Poland Government (Poland)
5.500% due 03/18/54  430,000 428,762
Saudi Government (Saudi Arabia)
2.250% due 02/02/33 ~ 338,000 272,704
Total Foreign Government Bonds & Notes
    (Cost $5,437,457) 4,747,470
MUNICIPAL BONDS - 0.3%
California State Build America Bonds
7.350% due 11/01/39  1,000,000 1,183,809
Oklahoma Development Finance Authority
4.714% due 05/01/52  445,000 426,078
Regents of the University of California
Medical Center Pooled Revenue
3.706% due 05/15/20  675,000 464,574
Texas Natural Gas Securitization Finance
Corp.
5.102% due 04/01/35  445,000 449,280
5.169% due 04/01/41  745,000 757,695
Total Municipal Bonds
    (Cost $3,860,659) 3,281,436
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $3,508,003; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $3,576,316) 3,506,075 3,506,075
Total Short-Term Investments
(Cost $3,506,075) 3,506,075
TOTAL INVESTMENTS - 99.5%
(Cost $1,087,470,604) 993,311,955
OTHER ASSETS & LIABILITIES, NET - 0.5% 5,008,527
NET ASSETS - 100.0% $ 998,320,482

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, an investment with a total aggregate value of $76,770 or less than 0.1% of the Fund’s net assets was determined by a valuation committee established under the Valuation Policy.
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 264,651,520 $ – $ 264,651,520 $ –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 36,639,184 – 36,639,184 –
Collateralized Mortgage Obligations - Residential 50,178,949 – 50,102,179 76,770
Fannie Mae 198,044,630 – 198,044,630 –
Freddie Mac 12,515,868 – 12,515,868 –
Government National Mortgage Association 74,767,673 – 74,767,673 –
Total Mortgage-Backed Securities 372,146,304 – 372,069,534 76,770
Asset-Backed Securities 143,751,701 – 143,751,701 –
U.S. Treasury Obligations 201,227,449 – 201,227,449 –
Foreign Government Bonds & Notes 4,747,470 – 4,747,470 –
Municipal Bonds 3,281,436 – 3,281,436 –
Short-Term Investments 3,506,075 – 3,506,075 –
Total $ 993,311,955 $ – $ 993,235,185 $ 76,770

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Drillco Holdings Luxembourg SA * ± Ω
(Luxembourg)  34,768 $ 838,778
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 206,671
Total Common Stocks
    (Cost $820,792) 1,045,449
Principal
Amount
CORPORATE BONDS & NOTES - 39.2%
Communications - 0.7%
AT&T, Inc.
1.700% due 03/25/26  $ 3,700,000 3,460,999
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.850% due 04/01/61  7,500,000 4,455,002
Paramount Global
2.900% due 01/15/27  100,000 91,501
3.700% due 06/01/28  900,000 797,927
T-Mobile USA, Inc.
3.375% due 04/15/29  7,200,000 6,664,576
15,470,005
Consumer, Cyclical - 4.2%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,404,348 1,322,657
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ 4,716,667 4,607,097
American Airlines Pass-Through Trust
Class A
2.875% due 01/11/36  4,372,533 3,725,561
3.250% due 04/15/30  2,018,530 1,825,890
4.000% due 01/15/27  512,128 496,666
American Airlines Pass-Through Trust
Class AA
3.000% due 04/15/30  3,092,289 2,821,165
American Honda Finance Corp.
6.018% (SOFR + 0.670%)
due 01/10/25 § 4,600,000 4,611,032
6.057% (SOFR + 0.700%)
due 11/22/24 § 3,200,000 3,209,264
Daimler Truck Finance North America LLC
(Germany)
6.111% (SOFR + 0.750%)
due 12/13/24 ~ § 6,650,000 6,673,929
Ford Motor Credit Co. LLC
2.748% due 06/14/24  GBP 300,000 376,420
3.375% due 11/13/25  $ 2,300,000 2,213,827
4.125% due 08/17/27  4,400,000 4,177,650
5.800% due 03/08/29  3,700,000 3,716,438
Hyatt Hotels Corp.
1.800% due 10/01/24  7,200,000 7,049,571
Hyundai Capital America
1.650% due 09/17/26 ~ 7,200,000 6,587,742
5.250% due 01/08/27 ~ 2,600,000 2,598,392
5.650% due 06/26/26 ~ 3,400,000 3,411,987
6.500% due 01/16/29 ~ 800,000 839,715
a
Principal
Amount Value
6.503% (SOFR + 1.150%)
due 08/04/25 ~ § $ 3,100,000 $ 3,118,024
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  7,072,464 6,570,563
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 5,900,000 5,243,537
Toyota Motor Credit Corp.
5.850% (SOFR + 0.520%)
due 08/22/24 § 3,500,000 3,504,947
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  4,700,000 4,797,042
United Airlines Pass-Through Trust
Class AA
2.700% due 11/01/33  4,068,169 3,490,350
Volkswagen Group of America Finance LLC
(Germany)
4.625% due 11/13/25 ~ 1,000,000 988,207
5.650% due 09/12/28 ~ 6,200,000 6,321,566
94,299,239
Consumer, Non-Cyclical - 3.0%
Bacardi Ltd. (Bermuda)
4.450% due 05/15/25 ~ 6,700,000 6,609,072
BAT International Finance PLC (United
Kingdom)
5.931% due 02/02/29  4,700,000 4,827,111
Bayer U.S. Finance LLC (Germany)
6.375% due 11/21/30 ~ 7,700,000 7,877,485
Becton Dickinson & Co.
1.957% due 02/11/31  7,900,000 6,486,337
Bristol-Myers Squibb Co.
4.950% due 02/20/26  4,500,000 4,501,286
CommonSpirit Health
6.073% due 11/01/27  4,200,000 4,276,262
Constellation Brands, Inc.
3.700% due 12/06/26  4,400,000 4,246,073
CVS Pass-Through Trust
6.943% due 01/10/30  127,354 130,494
Duke University
2.682% due 10/01/44  9,600,000 7,097,331
Elevance Health, Inc.
2.375% due 01/15/25  3,400,000 3,317,325
HCA, Inc.
3.375% due 03/15/29  7,300,000 6,698,930
Imperial Brands Finance PLC (United
Kingdom)
3.125% due 07/26/24 ~ 6,200,000 6,146,636
3.875% due 07/26/29 ~ 3,300,000 3,097,283
IQVIA, Inc.
6.250% due 02/01/29  2,900,000 3,013,521
68,325,146
Energy - 2.1%
Canadian Natural Resources Ltd. (Canada)
6.450% due 06/30/33  2,600,000 2,773,895
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,426,387
Energy Transfer LP
5.550% due 05/15/34  4,450,000 4,466,336
6.050% due 12/01/26  2,100,000 2,142,746
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ 358,998 337,736
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 ~ 4,100,000 4,100,000

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Odebrecht Oil & Gas Finance Ltd. (Brazil)
0.000% due 04/29/24 ~ $ 1,012,000 $ 55,660
ONEOK, Inc.
6.625% due 09/01/53  4,100,000 4,521,675
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33  1,900,000 1,893,482
Pioneer Natural Resources Co.
5.100% due 03/29/26  2,300,000 2,297,861
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ 2,421,872 2,522,634
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  6,800,000 6,542,305
Targa Resources Corp.
5.200% due 07/01/27  6,600,000 6,592,688
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 810,951
4.125% due 08/15/31 ~ 200,000 177,991
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 1,500,000 1,531,217
Western Midstream Operating LP
6.350% due 01/15/29  3,900,000 4,047,798
46,241,362
Financial - 20.7%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  2,800,000 2,846,703
Ally Financial, Inc.
6.848% due 01/03/30  3,800,000 3,913,994
American Express Co.
5.098% due 02/16/28  4,300,000 4,294,845
American Tower Corp.
2.100% due 06/15/30  8,000,000 6,651,346
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,005,738
Aviation Capital Group LLC
4.125% due 08/01/25 ~ 6,620,000 6,449,130
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25  3,400,000 3,193,637
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 312,867
4.750% * ~ ∂ 5,600,000 1,752,052
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,602,384
6.527% due 11/07/27  2,000,000 2,052,023
Bank of America Corp.
5.015% due 07/22/33  6,500,000 6,399,820
5.819% due 09/15/29  5,500,000 5,641,395
Bank of America NA
6.376% (SOFR + 1.020%)
due 08/18/26 § 4,200,000 4,248,565
Bank of Ireland Group PLC (Ireland)
6.253% due 09/16/26 ~ 6,400,000 6,442,129
Bank of Montreal (Canada)
4.689% due 07/28/29 ~ 5,500,000 5,477,634
Bank of Nova Scotia (Canada)
5.450% due 06/12/25  1,000,000 1,001,163
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~ EUR 900,000 970,965
7.242% (SOFR + 1.880%)
due 09/13/27 § $ 3,600,000 3,661,289
7.385% due 11/02/28  4,000,000 4,243,707
BGC Group, Inc.
3.750% due 10/01/24  700,000 690,286
a
Principal
Amount Value
8.000% due 05/25/28  $ 2,400,000 $ 2,551,633
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 3,600,000 3,206,445
3.132% due 01/20/33 ~ 7,800,000 6,641,784
5.497% due 05/20/30 ~ 1,000,000 1,002,576
BPCE SA (France)
6.612% due 10/19/27 ~ 4,300,000 4,392,677
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 3,700,000 3,782,017
Capital One Financial Corp.
5.700% due 02/01/30  2,200,000 2,219,273
Citibank NA
5.864% due 09/29/25  3,100,000 3,130,803
Citigroup, Inc.
2.572% due 06/03/31  8,100,000 6,923,735
3.070% due 02/24/28  3,600,000 3,387,085
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ 6,700,000 6,563,275
5.500% due 07/18/25  300,000 301,180
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,400,000 1,402,206
Credit Suisse AG (Switzerland)
7.500% due 02/15/28  2,000,000 2,157,482
7.950% due 01/09/25  2,000,000 2,033,615
Crown Castle, Inc.
2.250% due 01/15/31  7,900,000 6,504,760
3.700% due 06/15/26  2,277,000 2,199,998
CTP NV (Netherlands)
0.875% due 01/20/26 ~ EUR 2,100,000 2,138,477
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ $ 4,500,000 4,511,027
Deutsche Bank AG (Germany)
3.961% due 11/26/25  13,500,000 13,318,081
5.706% due 02/08/28  1,500,000 1,498,322
EPR Properties
4.500% due 04/01/25  2,200,000 2,167,869
Essex Portfolio LP
3.375% due 04/15/26  500,000 481,776
Extra Space Storage LP
3.875% due 12/15/27  2,600,000 2,471,221
Federation des Caisses Desjardins du
Quebec (Canada)
4.400% due 08/23/25 ~ 7,000,000 6,915,782
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30  1,800,000 1,644,449
Goldman Sachs Bank USA
6.133% (SOFR + 0.770%)
due 03/18/27 § 4,500,000 4,500,038
Goldman Sachs Group, Inc.
3.272% due 09/29/25  3,000,000 2,964,208
3.500% due 04/01/25  3,400,000 3,336,557
5.798% due 08/10/26  2,900,000 2,910,157
6.419% (SOFR + 1.065%)
due 08/10/26 § 2,900,000 2,912,674
Host Hotels & Resorts LP
3.875% due 04/01/24  700,000 700,000
4.000% due 06/15/25  1,350,000 1,321,945
HSBC Holdings PLC (United Kingdom)
5.546% due 03/04/30  4,200,000 4,226,446
7.390% due 11/03/28  8,500,000 9,046,936
HSBC USA, Inc.
5.625% due 03/17/25  4,600,000 4,609,678

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ING Groep NV (Netherlands)
6.921% (SOFR + 1.560%)
due 09/11/27 § $ 4,700,000 $ 4,772,122
Intesa Sanpaolo SpA (Italy)
3.250% due 09/23/24 ~ 7,300,000 7,213,346
JPMorgan Chase & Co.
2.083% due 04/22/26  800,000 771,048
4.851% due 07/25/28  4,800,000 4,761,084
4.912% due 07/25/33  6,400,000 6,268,634
5.546% due 12/15/25  4,300,000 4,298,050
6.070% due 10/22/27  4,300,000 4,388,646
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ 2,600,000 2,623,723
Kilroy Realty LP
4.375% due 10/01/25  2,600,000 2,545,784
6.250% due 01/15/36  2,000,000 1,954,989
Lloyds Banking Group PLC (United
Kingdom)
4.450% due 05/08/25  4,500,000 4,446,439
5.985% due 08/07/27  2,300,000 2,322,383
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,151,103
Lseg U.S. Fin Corp. (United Kingdom)
4.875% due 03/28/27 ~ $ 3,600,000 3,586,996
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  500,000 491,894
MassMutual Global Funding II
5.050% due 12/07/27 ~ 4,000,000 4,007,148
6.328% (SOFR + 0.980%)
due 07/10/26 ~ § 3,000,000 3,025,248
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.412% due 07/17/25  6,900,000 6,564,572
5.133% due 07/20/33  6,500,000 6,516,092
6.295% (SOFR + 0.940%)
due 02/20/26 § 500,000 501,239
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  8,700,000 7,282,520
5.414% due 09/13/28  3,300,000 3,331,395
Morgan Stanley
4.889% due 07/20/33  6,500,000 6,306,725
6.407% due 11/01/29  2,800,000 2,937,196
Morgan Stanley Bank NA
6.427% (SOFR + 1.080%)
due 01/14/28 § 4,400,000 4,457,216
Nationwide Building Society (United
Kingdom)
6.557% due 10/18/27 ~ 4,300,000 4,413,086
NatWest Group PLC (United Kingdom)
5.778% due 03/01/35  4,500,000 4,565,111
NNN REIT, Inc.
3.500% due 10/15/27  5,600,000 5,307,509
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28  500,000 440,302
2.679% due 07/16/30  6,700,000 5,745,414
5.842% due 01/18/28  1,700,000 1,732,090
6.181% due 01/18/33  2,500,000 2,652,209
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ 3,700,000 3,684,139
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  590,000 570,048
Pricoa Global Funding I
4.200% due 08/28/25 ~ 4,500,000 4,441,757
a
Principal
Amount Value
Principal Life Global Funding II
5.500% due 06/28/28 ~ $ 6,300,000 $ 6,348,345
Protective Life Global Funding
5.209% due 04/14/26 ~ 3,200,000 3,203,276
Realty Income Corp.
3.200% due 01/15/27  8,100,000 7,663,384
Regency Centers LP
4.125% due 03/15/28  3,500,000 3,375,536
Royal Bank of Canada (Canada)
4.875% due 01/19/27  3,500,000 3,493,514
Santander Holdings USA, Inc.
2.490% due 01/06/28  6,025,000 5,477,872
Scentre Group Trust 1/Scentre Group Trust
2 (Australia)
3.625% due 01/28/26 ~ 7,300,000 7,082,031
Societe Generale SA (France)
3.337% due 01/21/33 ~ 8,000,000 6,713,759
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~ 4,000,000 3,713,371
6.287% (SOFR + 0.930%)
due 11/23/25 ~ § 5,400,000 5,400,246
Store Capital LLC
4.500% due 03/15/28  7,600,000 7,216,213
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.902% due 09/17/28  6,000,000 5,260,849
5.464% due 01/13/26  1,600,000 1,606,123
Synchrony Bank
5.625% due 08/23/27  5,600,000 5,497,895
TER Finance Jersey Ltd. (Jersey)
0.000% due 01/02/25 ~ ± 1,100,000 1,039,470
Tesco Property Finance 4 PLC (United
Kingdom)
5.801% due 10/13/40 ~ GBP 181,858 235,065
Tesco Property Finance 5 PLC (United
Kingdom)
5.661% due 10/13/41 ~ 93,500 119,787
Toronto-Dominion Bank (Canada)
4.701% due 06/05/27 ~ $ 3,400,000 3,380,357
Truist Financial Corp.
5.900% due 10/28/26  6,000,000 6,031,560
UBS Group AG (Switzerland)
3.869% due 01/12/29 ~ 9,100,000 8,608,942
5.699% due 02/08/35 ~ 3,200,000 3,217,648
5.711% due 01/12/27 ~ 2,800,000 2,809,648
6.537% due 08/12/33 ~ 8,500,000 8,967,301
Virgin Money UK PLC (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 611,466
Wells Fargo & Co.
2.393% due 06/02/28  $ 2,200,000 2,014,264
4.808% due 07/25/28  600,000 591,371
5.574% due 07/25/29  4,700,000 4,757,160
6.303% due 10/23/29  3,500,000 3,646,540
Wells Fargo Bank NA
5.450% due 08/07/26  2,700,000 2,718,873
5.550% due 08/01/25  2,000,000 2,010,019
6.431% (SOFR + 1.070%)
due 12/11/26 § 4,400,000 4,465,710
467,282,711
Industrial - 1.3%
Boeing Co.
4.875% due 05/01/25  3,500,000 3,461,658

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Canadian Pacific Railway Co. (Canada)
3.125% due 06/01/26  $ 9,800,000 $ 9,359,914
GATX Corp.
4.000% due 06/30/30  7,400,000 6,882,580
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,537,500
Penske Truck Leasing Co. LP/PTL Finance
Corp.
due 03/30/29 # ~ 4,500,000 4,505,050
RTX Corp.
5.750% due 11/08/26  3,100,000 3,148,512
29,895,214
Technology - 2.0%
Amdocs Ltd.
2.538% due 06/15/30  4,700,000 4,027,985
Broadcom, Inc.
2.600% due 02/15/33 ~ 1,800,000 1,462,449
3.137% due 11/15/35 ~ 7,388,000 5,971,560
3.469% due 04/15/34 ~ 3,639,000 3,119,570
Dell International LLC/EMC Corp.
5.850% due 07/15/25  9,200,000 9,248,684
Fiserv, Inc.
5.450% due 03/15/34  4,500,000 4,559,381
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
3.875% due 06/18/26  4,000,000 3,884,137
Open Text Corp. (Canada)
6.900% due 12/01/27 ~ 8,100,000 8,381,799
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,522,905
6.150% due 11/09/29  2,700,000 2,846,938
46,025,408
Utilities - 5.2%
AES Corp.
5.450% due 06/01/28  4,000,000 3,993,959
DTE Electric Co.
4.050% due 05/15/48  100,000 82,126
DTE Energy Co.
5.100% due 03/01/29  4,300,000 4,284,621
Enel Finance America LLC (Italy)
7.100% due 10/14/27 ~ 2,900,000 3,069,633
Enel Finance International NV (Italy)
2.250% due 07/12/31 ~ 7,500,000 6,076,484
Entergy Louisiana LLC
2.350% due 06/15/32  7,700,000 6,293,583
EPH Financing International AS (Czech
Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 3,685,370
Evergy, Inc.
2.450% due 09/15/24  $ 8,800,000 8,664,150
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ 4,300,000 3,998,275
National Grid PLC (United Kingdom)
5.602% due 06/12/28  3,400,000 3,465,106
National Rural Utilities Cooperative Finance
Corp.
4.800% due 03/15/28  2,600,000 2,598,501
New York State Electric & Gas Corp.
2.150% due 10/01/31 ~ 7,200,000 5,792,806
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  9,600,000 8,178,533
a
Principal
Amount Value
Pacific Gas & Electric Co.
2.950% due 03/01/26  $ 2,100,000 $ 2,005,997
3.500% due 06/15/25  2,400,000 2,338,681
5.450% due 06/15/27  4,800,000 4,816,575
5.550% due 05/15/29  4,500,000 4,540,746
6.400% due 06/15/33  4,800,000 5,059,731
6.950% due 03/15/34  2,250,000 2,464,854
PacifiCorp
5.450% due 02/15/34  4,300,000 4,316,031
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  3,600,000 3,604,532
ReNew Wind Energy AP2/ReNew Power
Pvt Ltd. other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ 5,900,000 5,401,426
Southern California Edison Co.
2.500% due 06/01/31  7,000,000 5,914,951
5.150% due 06/01/29  4,500,000 4,519,991
Southern Co.
3.250% due 07/01/26  5,700,000 5,479,938
WEC Energy Group, Inc.
1.800% due 10/15/30  8,400,000 6,928,422
117,575,022
Total Corporate Bonds & Notes
    (Cost $918,507,488) 885,114,107
SENIOR LOAN NOTES - 0.1%
Technology - 0.1%
Cotiviti, Inc. Term B
due 02/21/31 ∞ 1,700,000 1,702,834
Total Senior Loan Notes
    (Cost $1,691,500) 1,702,834
MORTGAGE-BACKED SECURITIES - 71.4%
Collateralized Mortgage Obligations - Commercial - 8.4%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ 9,600,000 9,233,774
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,330,249
AREIT Trust
7.569% (SOFR + 2.242%)
due 06/17/39 ~ § 5,600,000 5,613,003
Ashford Hospitality Trust
6.498% (SOFR + 1.172%)
due 06/15/35 ~ § 1,732,793 1,719,685
Atrium Hotel Portfolio Trust
6.573% (SOFR + 1.247%)
due 06/15/35 ~ § 6,500,000 6,470,613
Austin Fairmont Hotel Trust
6.423% (SOFR + 1.097%)
due 09/15/32 ~ § 4,500,000 4,481,344
BAMLL Commercial Mortgage Securities
Trust
6.490% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,730,833
BDS LLC
7.463% (SOFR + 2.137%)
due 08/19/38 ~ § 6,499,939 6,511,638
Benchmark Mortgage Trust
3.458% due 03/15/55  6,500,000 5,799,614

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
BSPDF Issuer Ltd. (Cayman)
6.640% (SOFR + 1.314%)
due 10/15/36 ~ § $ 6,536,343 $ 6,449,116
BX Commercial Mortgage Trust
6.128% (SOFR + 0.803%)
due 10/15/38 ~ § 4,582,111 4,550,737
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  6,200,000 5,405,242
CFCRE Commercial Mortgage Trust
3.060% due 11/10/49  2,474,538 2,404,500
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49  3,468,162 3,384,253
3.778% due 09/10/58  5,900,000 5,695,496
DBGS Mortgage Trust
3.843% due 04/10/37 ~ 8,700,000 7,670,966
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 5,887,347
Extended Stay America Trust
6.519% (SOFR + 1.194%)
due 07/15/38 ~ § 6,399,790 6,401,892
GS Mortgage Securities Corp. II
8.726% (SOFR + 3.400%)
due 08/15/39 ~ § 6,700,000 6,740,796
GS Mortgage Securities Trust
3.602% due 10/10/49 ~ § 7,000,000 6,120,321
JP Morgan Chase Commercial Mortgage
Securities Trust
6.823% (SOFR + 1.497%)
due 12/15/31 ~ § 2,944,345 2,492,575
6.940% (SOFR + 1.614%)
due 09/15/29 ~ § 1,902,780 1,810,858
LCCM CLO Trust
6.640% (SOFR + 1.314%)
due 12/13/38 ~ § 7,691,183 7,594,820
LFT CRE CLO Ltd.
6.610% (SOFR + 1.284%)
due 06/15/39 ~ § 6,124,804 6,099,374
Manhattan West 2020-1MW Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 7,645,663
MF1 Multifamily Housing Mortgage Loan
Trust
6.290% (SOFR + 0.964%)
due 07/15/36 ~ § 1,495,976 1,493,829
Morgan Stanley Bank of America Merrill
Lynch Trust
3.150% due 03/15/48  941,372 931,053
Morgan Stanley Capital I Trust
2.428% due 04/05/42 ~ § 4,900,000 3,978,224
NYO Commercial Mortgage Trust
6.535% (SOFR + 1.209%)
due 11/15/38 ~ § 11,200,000 10,859,657
One New York Plaza Trust
6.390% (SOFR + 1.064%)
due 01/15/36 ~ § 3,780,000 3,689,601
PFP Ltd. (Bermuda)
7.600% (SOFR + 2.274%)
due 08/19/35 ~ § 6,400,000 6,423,910
Ready Capital Mortgage Financing LLC
7.881% (SOFR + 2.552%)
due 10/25/39 ~ § 5,889,226 5,894,214
STWD Ltd. (Cayman)
6.520% (SOFR + 1.194%)
due 07/15/38 ~ § 414,370 411,953
a
Principal
Amount Value
STWD Mortgage Trust (Cayman)
6.298% (SOFR + 0.972%)
due 11/15/36 ~ § $ 7,100,000 $ 7,045,704
TRTX Issuer Ltd. (Cayman)
6.969% (SOFR + 1.650%)
due 02/15/39 ~ § 6,600,000 6,550,677
Wells Fargo Commercial Mortgage Trust
3.809% due 12/15/48  4,837,000 4,687,558
189,211,089
Collateralized Mortgage Obligations - Residential - 9.4%
Alternative Loan Trust (IO)
0.000% (4.886% - SOFR)
due 05/25/35 § 595,844 24,101
Banc of America Funding Trust
3.715% due 08/25/47 ~ § 3,075,895 2,500,192
5.721% due 02/20/36 § 194,743 180,660
Banc of America Mortgage Trust
6.000% due 05/25/37  1,689,565 1,277,137
BCAP LLC Trust
4.527% due 03/26/37 ~ § 103,891 100,850
5.250% due 02/26/36 ~ § 946,401 372,996
Bear Stearns Adjustable Rate Mortgage
Trust
4.569% due 08/25/33 § 405,680 370,488
Bear Stearns ALT-A Trust
4.998% due 01/25/36 § 577,149 532,070
Bear Stearns Structured Products, Inc.
Trust
4.198% due 12/26/46 § 341,107 269,169
5.115% due 01/26/36 § 334,902 268,305
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § 4,081,863 3,596,714
CHL Mortgage Pass-Through Trust
5.543% due 05/20/34 § 300,528 279,538
6.084% (SOFR + 0.754%)
due 03/25/35 § 360,314 334,104
6.500% due 10/25/37  722,897 298,935
Citigroup Mortgage Loan Trust
4.546% due 08/25/36 § 360,063 314,997
Citigroup Mortgage Loan Trust, Inc.
5.318% due 08/25/35 § 59,179 55,531
Credit Suisse First Boston Mortgage
Securities Corp. (Switzerland)
6.065% due 03/25/32 ~ § 70,598 65,645
DSLA Mortgage Loan Trust
6.143% due 07/19/44 § 233,576 213,488
Fannie Mae REMICS
5.116% due 10/25/42 § 289,798 286,944
5.692% (SOFR + 0.174%)
due 07/25/37 § 43,860 42,735
5.815% (SOFR + 0.494%)
due 11/25/42 § 994,726 979,682
5.833% (SOFR + 0.514%)
due 04/18/28 § 5,818 5,809
5.883% (SOFR + 0.564%)
due 10/18/30 § 142 141
Fannie Mae REMICS (IO)
1.265% (6.586% - SOFR)
due 10/25/35 § 1,247 89
First Franklin Mortgage Loan Trust
5.754% (SOFR + 0.424%)
due 10/25/36 § 13,900,000 10,746,442

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
First Horizon Alternative Mortgage
Securities Trust
5.266% due 03/25/35 § $ 306,067 $ 183,516
6.900% due 06/25/34 § 967,907 902,572
Freddie Mac
7.500% due 09/20/26  10,631 10,645
Freddie Mac REMICS
5.623% (SOFR + 0.304%)
due 10/15/43 § 2,363,102 2,305,456
5.644% (SOFR + 0.464%)
due 10/15/40 § 1,938,948 1,925,412
5.645% (SOFR + 0.464%)
due 08/15/40 § 2,018,120 2,019,100
5.783% (SOFR + 0.464%)
due 12/15/29 § 3,357 3,339
Freddie Mac Structured Pass-Through
Certificates
6.289% (US FED + 1.200%)
due 10/25/44 § 439,694 398,752
6.489% (US FED + 1.400%)
due 07/25/44 § 2,113,214 1,960,203
Government National Mortgage Association
5.819% (SOFR + 0.500%)
due 01/20/72 § 2,532,124 2,468,045
6.119% (SOFR + 0.800%)
due 01/20/73 § 4,569,822 4,560,504
6.199% (SOFR + 0.880%)
due 02/20/73 § 5,171,361 5,181,759
6.219% (SOFR + 0.900%)
due 01/20/73 § 7,586,365 7,607,142
Government National Mortgage Association
REMICS
5.944% (SOFR + 0.614%)
due 04/20/64 § 440,912 440,501
5.994% (SOFR + 0.664%)
due 05/20/65 § 763,474 759,057
6.044% (SOFR + 0.714%)
due 07/20/65 - 08/20/65 § 4,913,572 4,888,346
6.069% (SOFR + 0.750%)
due 10/20/72 § 3,593,271 3,571,922
6.194% (SOFR + 0.864%)
due 01/20/66 § 3,309,859 3,298,329
6.199% (SOFR + 0.880%)
due 03/20/73 § 5,017,525 5,027,673
6.289% (SOFR + 0.970%)
due 12/20/73 § 9,424,310 9,488,686
6.339% (SOFR + 1.020%)
due 12/20/72 § 3,177,006 3,207,357
6.464% (SOFR + 1.465%)
due 04/20/67 § 4,038,311 4,065,338
Great Hall Mortgages No. 1 PLC (United
Kingdom)
5.754% (SOFR + 0.392%)
due 06/18/39 ~ § 699,230 695,879
GreenPoint Mortgage Funding Trust
5.984% (SOFR + 0.654%)
due 11/25/45 § 17,346 15,171
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 6,016,415 4,849,236
HarborView Mortgage Loan Trust
5.604% (SOFR + 0.434%)
due 05/25/38 § 607,771 474,264
a
Principal
Amount Value
Impac CMB Trust
5.984% (SOFR + 0.384%)
due 05/25/35 § $ 20,321 $ 18,572
IndyMac ARM Trust
5.545% due 01/25/32 ± § Ω 5,576 5,113
JP Morgan Alternative Loan Trust
5.804% (SOFR + 0.474%)
due 05/25/36 § 1,661,582 1,294,202
6.000% due 12/27/36 ~ 862,375 452,099
JP Morgan Mortgage Trust
4.111% due 12/26/37 ~ § 3,008,653 2,548,980
5.744% (SOFR + 0.414%)
due 10/25/35 § 947,187 668,777
Legacy Mortgage Asset Trust
6.882% due 10/25/59 ~ § 4,672,017 4,675,670
Lehman Mortgage Trust
5.750% due 02/25/37  4,878,493 3,275,931
MASTR Adjustable Rate Mortgages Trust
5.990% due 04/21/34 ± § Ω 6,486 6,070
MASTR Alternative Loan Trust
5.844% (SOFR + 0.514%)
due 03/25/36 § 689,360 73,772
Merrill Lynch Mortgage Investors Trust
4.385% due 06/25/35 § 12,233 11,515
Metlife Securitization Trust
3.750% due 03/25/57 ~ § 4,092,686 3,871,100
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 6,118,983 5,137,855
3.500% due 12/25/57 ~ § 3,341,529 3,178,065
6.864% due 10/25/63 ~ § 4,039,026 4,089,421
OBX Trust
6.094% (SOFR + 0.764%)
due 06/25/57 ~ § 3,218,035 3,102,757
6.120% due 11/25/62 ~ § 4,227,080 4,228,392
PHH Alternative Mortgage Trust
5.764% (SOFR + 0.434%)
due 02/25/37 § 6,064,620 4,426,523
PRKCM Trust
5.335% due 08/25/57 ~ § 3,892,738 3,838,714
RAAC Trust
6.094% (SOFR + 0.764%)
due 06/25/47 § 1,357,442 1,313,694
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § 624,073 220,741
Reperforming Loan REMIC Trust
5.784% (SOFR + 0.454%)
due 06/25/35 ~ § 706,450 665,204
Residential Asset Securitization Trust (IO)
0.000% (4.836% - SOFR)
due 11/25/35 § 1,601,586 95,286
Resloc UK PLC (United Kingdom)
4.100% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,531,843 1,602,975
RFMSI Trust
5.323% due 09/25/35 § $ 358,609 233,483
Ripon Mortgages PLC (United Kingdom)
5.922% (SONIA + 0.700%)
due 08/28/56 ~ § GBP 6,620,053 8,359,384
RMAC Securities No. 1 PLC (United
Kingdom)
5.812% (SONIA + 0.589%)
due 06/12/44 ~ § 3,217,530 3,866,194
Seasoned Credit Risk Transfer Trust
11.770% due 09/25/60 ~ § $ 2,987,509 2,376,849

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Securitized Asset-Backed Receivables LLC
Trust
6.104% (SOFR + 0.774%)
due 08/25/35 § $ 3,356,032 $ 2,712,794
Sequoia Mortgage Trust
6.143% (SOFR + 0.814%)
due 07/20/33 § 183,091 177,472
Structured Adjustable Rate Mortgage Loan
Trust
4.414% due 01/25/35 § 37,503 36,810
Structured Asset Mortgage Investments
II Trust
5.864% (SOFR + 0.534%)
due 05/25/36 § 360,509 231,894
5.904% (SOFR + 0.574%)
due 02/25/36 § 527,608 410,788
5.941% (SOFR + 0.614%)
due 07/19/35 § 54,709 51,711
6.004% (SOFR + 0.674%)
due 02/25/36 § 321,371 262,085
Structured Asset Mortgage Investments
Trust
6.101% (SOFR + 0.774%)
due 09/19/32 § 10,428 9,994
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,186,859 1,213,951
Suntrust Alternative Loan Trust (IO)
0.000% (4.986% - SOFR)
due 12/25/35 § 1,766,824 43,421
Towd Point Mortgage Funding (United
Kingdom)
6.572% (SONIA + 1.350%)
due 07/20/45 ~ § GBP 14,653,842 18,513,339
Towd Point Mortgage Funding PLC (United
Kingdom)
6.366% (SONIA + 1.144%)
due 10/20/51 ~ § 5,488,243 6,930,081
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 3,888,983 3,635,624
UWM Mortgage Trust
2.500% due 11/25/51 - 12/25/51 ~ § 15,417,704 12,643,382
Verus Securitization Trust
4.260% due 02/25/67 ~ § 3,527,897 3,305,931
5.850% due 12/25/67 ~ § 4,139,822 4,119,494
Wachovia Mortgage Loan Trust LLC Trust
6.237% due 05/20/36 ± § Ω 31,092 29,274
WaMu Mortgage Pass-Through Certificates
Trust
5.024% due 01/25/36 § 287,540 271,426
5.984% (SOFR + 0.654%)
due 12/25/45 § 14,846 14,519
6.024% (SOFR + 0.694%)
due 10/25/45 § 15,011 14,385
Washington Mutual Mortgage Pass-Through
Certificates Trust
5.919% (US FED + 0.830%)
due 11/25/46 § 845,443 689,116
6.000% due 07/25/36  1,073,327 814,611
Washington Mutual Mortgage Pass-Through
Certificates Trust (IO)
0.000% (4.736% - SOFR)
due 11/25/35 § 8,030,961 276,456
a
Principal
Amount Value
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
5.975% due 02/25/33 ± § Ω $ 1,585 $ 1,522
213,472,384
Fannie Mae - 49.3%
due 02/01/52 # 142,000,000 122,316,390
due 03/01/52 # 5,000,000 4,478,293
due 06/01/52 # 85,391,015 79,118,918
due 04/01/54 # 13,600,000 13,534,618
due 04/01/54 # 78,000,000 76,113,916
due 04/01/54 # 14,500,000 13,809,490
due 04/01/54 # 4,000,000 3,704,631
due 04/01/54 # 122,400,000 109,552,114
due 04/01/54 # 62,500,000 53,777,846
due 04/01/54 # 9,000,000 9,195,970
due 05/01/54 # 165,900,000 161,927,327
due 05/01/54 # 91,000,000 86,698,447
due 05/01/54 # 26,300,000 21,770,836
due 05/01/54 # 24,000,000 24,215,683
due 05/01/54 # 191,700,000 190,763,430
3.000% due 08/01/52  26,957,538 23,227,900
3.000% due 09/01/52  50,987,296 43,930,405
3.000% due 04/01/27 - 06/01/52 40,594,052 35,021,677
3.500% due 05/01/33 - 05/01/35 5,373,999 5,152,074
4.000% due 06/01/24 - 04/01/54 5,665,158 5,340,506
4.357% (US FED + 1.272%)
due 03/01/33 § 66,109 64,252
4.500% due 04/01/24 - 09/01/53 12,517,695 11,937,381
4.533% (US FED + 1.255%)
due 05/01/36 § 6,762 6,554
4.675% (US FED + 1.255%)
due 05/01/36 § 230,005 222,979
4.700% (US FED + 1.259%)
due 05/01/36 § 5,092 5,020
4.830% (RFUCC + 1.455%)
due 04/01/35 § 60,202 59,598
5.000% due 05/01/25 - 07/01/53 9,727,681 9,542,975
5.055% (UST + 2.055%)
due 04/01/34 § 38,891 38,996
5.415% (UST + 2.068%)
due 03/01/34 § 1,875 1,852
5.500% due 09/01/24 - 07/01/53 2,209,756 2,246,089
5.505% (RFUCC + 1.255%)
due 07/01/35 § 113,864 113,167
5.557% (RFUCC + 1.314%)
due 08/01/35 § 91,104 90,154
5.585% (RFUCC + 1.335%)
due 12/01/34 § 151,092 149,744
5.645% (RFUCC + 1.395%)
due 12/01/34 § 1,401 1,386
5.663% (RFUCC + 1.413%)
due 07/01/33 § 6,636 6,539
5.663% (RFUCC + 1.538%)
due 01/01/36 § 5,007 4,965
5.691% (US FED + 1.741%)
due 09/01/34 § 18,339 18,266
5.691% (RFUCC + 1.373%)
due 09/01/35 § 31,119 30,828
5.820% (UST + 1.695%)
due 02/01/33 § 85,063 84,465
6.000% (RFUCC + 2.250%)
due 06/01/34 § 1,592 1,581
6.000% due 11/01/34 - 10/01/53 1,146,694 1,181,356

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.050% (UST + 1.925%)
due 02/01/33 § $ 1,737 $ 1,719
6.090% (RFUCC + 1.840%)
due 09/01/35 § 13,640 13,663
6.150% (UST + 2.025%)
due 01/01/34 § 3,275 3,342
6.281% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 312,711 310,869
6.306% (RFUCC + 1.679%)
due 03/01/33 § 1,487 1,486
6.394% (UST + 2.360%)
due 11/01/34 § 604,589 623,324
6.500% due 09/01/28 - 12/01/53 3,260,112 3,334,785
7.169% (RFUCC + 1.550%)
due 09/01/33 § 8,196 8,236
7.355% (RFUCC + 1.605%)
due 08/01/36 § 16,277 16,311
7.500% due 01/01/33  5,182 5,269
8.000% due 05/01/30  675 679
1,113,778,301
Freddie Mac - 3.9%
3.000% due 04/01/52 - 08/01/52 24,142,892 20,798,858
3.500% due 08/01/27 - 04/01/52 6,942,263 6,319,258
4.000% due 09/01/52  25,219,793 23,372,358
4.000% due 11/01/33 - 10/01/52 4,962,072 4,638,681
4.500% due 06/01/52 - 09/01/52 1,971,462 1,879,089
4.624% (UST + 2.249%)
due 03/01/32 § 12,820 12,746
5.000% due 12/01/52 - 09/01/53 22,380,986 21,928,869
5.232% (UST + 2.249%)
due 03/01/32 § 9,460 9,368
5.500% due 12/01/24 - 10/01/53 7,271,304 7,286,009
5.585% (RFUCC + 1.345%)
due 09/01/35 § 59,042 59,803
6.000% (UST + 2.250%)
due 05/01/29 2,801 2,829
6.000% (UST + 2.250%)
due 07/01/32 § 5,364 5,330
6.262% (UST + 2.137%)
due 01/01/28 § 1,727 1,705
6.500% due 11/01/53  300,000 306,608
6.500% due 01/01/54  984,566 1,006,256
7.000% due 10/01/37  9,289 9,592
87,637,359
Government National Mortgage Association - 0.4%
due 05/20/54 # 4,900,000 4,020,161
3.625% (UST + 1.500%)
due 07/20/24 - 03/20/33 § 130,338 128,616
3.750% (UST + 1.500%)
due 10/20/24 - 12/20/32 § 55,889 54,864
3.875% (UST + 1.500%)
due 04/20/24 - 06/20/32 § 60,308 59,562
4.000% (UST + 1.500%)
due 10/20/24 - 09/20/30 § 8,674 8,511
4.000% due 03/15/44 - 09/15/49 705,445 664,512
4.125% (UST + 2.000%)
due 03/20/29 § 15,484 15,377
4.500% (UST + 3.500%)
due 11/20/24 § 2,015 2,002
5.000% due 05/15/33 - 07/20/49 4,180,697 4,241,692
6.000% due 06/15/38 - 09/15/38 2,105 2,159
7.500% due 07/15/31 - 12/15/31 9,858 10,445
a
Principal
Amount Value
8.000% due 12/15/29 - 08/15/32 $ 101,682 $ 103,160
8.500% due 09/15/29 - 12/15/30 83,502 83,488
9,394,549
Total Mortgage-Backed Securities
    (Cost $1,649,583,264) 1,613,493,682
ASSET-BACKED SECURITIES - 14.8%
Automobile Sequential - 1.4%
Ally Auto Receivables Trust
5.760% due 11/15/26  3,838,706 3,842,441
BMW Vehicle Lease Trust
5.950% due 08/25/25  3,909,125 3,914,193
CarMax Auto Owner Trust
5.720% due 11/16/26  3,268,595 3,270,877
Drive Auto Receivables Trust
5.830% due 12/15/26  4,300,000 4,303,488
FHF Issuer Trust
5.690% due 02/15/30 ~ 3,500,000 3,501,791
GLS Auto Receivables Issuer Trust
3.550% due 01/15/26 ~ 246,524 246,272
Santander Drive Auto Receivables Trust
6.310% due 07/15/27  3,471,453 3,480,821
SFS Auto Receivables Securitization Trust
5.350% due 06/21/27 ~ 4,400,000 4,394,428
Tesla Auto Lease Trust
5.860% due 08/20/25 ~ 2,031,877 2,034,836
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,400,000 2,407,072
31,396,219
Credit Card Bullet - 0.3%
Discover Card Execution Note Trust
6.040% (SOFR + 0.714%)
due 12/15/26 § 6,600,000 6,607,443
Home Equity Other - 4.3%
ABFC Trust
6.269% (SOFR + 0.939%)
due 07/25/35 § 3,768,951 3,518,052
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
6.204% (SOFR + 0.874%)
due 02/25/36 § 1,479,792 1,141,293
Asset-Backed Securities Corp. Home Equity
Loan Trust
6.464% (SOFR + 1.134%)
due 07/25/35 § 1,737,369 1,658,021
Citigroup Mortgage Loan Trust, Inc.
5.744% (SOFR + 0.414%)
due 12/25/36 § 8,553,601 3,483,999
5.764% (SOFR + 0.434%)
due 12/25/36 ~ § 1,747,873 958,776
Countrywide Asset-Backed Certificates
6.344% (SOFR + 1.014%)
due 03/25/47 ~ § 1,270,064 964,062
CWABS Asset-Backed Certificates Trust
5.584% (SOFR + 0.254%)
due 06/25/47 § 4,307,857 3,840,949
5.674% (SOFR + 0.344%)
due 10/25/47 § 170,284 167,238
5.724% (SOFR + 0.394%)
due 03/25/37 § 1,911,969 1,820,518

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
FBR Securitization Trust
6.209% (SOFR + 0.879%)
due 09/25/35 § $ 26,143,495 $ 25,245,903
GSAA Home Equity Trust
5.784% (SOFR + 0.454%)
due 09/25/36 § 8,325,417 1,953,485
Home Equity Asset Trust
6.224% (SOFR + 0.894%)
due 10/25/34 § 999,003 984,451
Home Equity Mortgage Loan Asset-Backed
Trust
5.764% (SOFR + 0.434%)
due 04/25/37 § 3,221,889 2,756,213
HSI Asset Securitization Corp. Trust
5.939% (SOFR + 0.609%)
due 02/25/36 § 400,277 373,554
Imc Home Equity Loan Trust
5.432% due 08/20/29 ± § Ω 317 303
IXIS Real Estate Capital Trust
5.644% (SOFR + 0.314%)
due 01/25/37 § 10,204,452 3,663,845
JP Morgan Mortgage Acquisition Trust
5.879% (SOFR + 0.549%)
due 05/25/36 § 8,691,254 8,185,309
Lehman ABS Mortgage Loan CLO Trust
5.534% (SOFR + 0.204%)
due 06/25/37 ~ § 762,380 500,332
Mastr Asset-Backed Securities Trust
5.944% (SOFR + 0.614%)
due 04/25/36 § 7,011,824 1,635,546
Merrill Lynch Mortgage Investors Trust
6.194% (SOFR + 0.864%)
due 09/25/35 § 906,803 873,990
Morgan Stanley ABS Capital I, Inc. Trust
5.504% (SOFR + 0.174%)
due 05/25/37 § 132,945 116,843
5.624% (SOFR + 0.294%)
due 05/25/37 § 5,814,078 5,111,695
5.624% (SOFR + 0.294%)
due 03/25/37 § 2,247,915 971,769
5.664% (SOFR + 0.334%)
due 11/25/36 § 5,187,444 2,472,905
5.694% (SOFR + 0.364%)
due 03/25/37 § 3,763,950 1,627,128
Morgan Stanley Capital I, Inc. Trust
5.804% (SOFR + 0.474%)
due 03/25/36 § 1,402,171 1,139,345
Option One Mortgage Loan Trust
5.584% (SOFR + 0.254%)
due 02/25/37 § 4,036,222 2,517,053
5.664% (SOFR + 0.334%)
due 02/25/37 § 11,296,336 5,379,323
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates
6.269% (SOFR + 0.939%)
due 07/25/35 § 6,700,000 6,161,332
Renaissance Home Equity Loan Trust
4.304% (SOFR + 0.994%)
due 08/25/33 § 133,211 121,596
Saxon Asset Securities Trust
6.104% (SOFR + 0.774%)
due 10/25/35 § 1,985,173 1,869,978
a
Principal
Amount Value
Soundview Home Loan Trust
5.554% (SOFR + 0.224%)
due 02/25/37 § $ 1,351,034 $ 374,364
Structured Asset Investment Loan Trust
6.064% (SOFR + 0.734%)
due 01/25/36 § 4,171,518 3,811,969
Structured Asset Securities Corp. Mortgage
Loan Trust
5.714% (SOFR + 0.384%)
due 03/25/36 § 1,198,225 1,112,226
Terwin Mortgage Trust
5.864% (SOFR + 0.534%)
due 04/25/37 ~ ± § Ω 123,199 115,939
96,629,304
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage
Loan Trust
5.784% (SOFR + 0.454%)
due 12/25/36 ± § Ω 146,823 137,223
Other Asset-Backed Securities - 8.8%
ACAS CLO Ltd. (Cayman)
6.450% (SOFR + 1.152%)
due 10/18/28 ~ § 3,531,502 3,538,099
Allegro CLO XI Ltd. (Cayman Islands)
due 01/19/33 # § 4,400,000 4,400,000
Anchorage Capital CLO 6 Ltd. (Cayman)
due 04/22/34 # ~ § 5,700,000 5,700,000
Ares XL CLO Ltd. (Cayman)
6.446% (SOFR + 1.132%)
due 01/15/29 ~ § 3,008,785 3,012,095
Avoca CLO XVII DAC (Netherlands)
4.762% (EURIBOR + 0.820%)
due 10/15/32 ~ § EUR 6,000,000 6,418,141
Benefit Street Partners CLO XVI Ltd.
(Cayman)
6.608% (SOFR + 1.292%)
due 01/17/32 ~ § $ 7,000,000 7,001,554
Benefit Street Partners CLO XVII Ltd.
(Cayman)
6.656% (SOFR + 1.342%)
due 07/15/32 ~ § 7,000,000 7,001,551
BlueMountain CLO Ltd. (Cayman)
due 11/15/30 # ~ 1,100,000 1,100,000
Carlyle U.S. CLO Ltd. (Cayman)
6.478% (SOFR + 1.150%)
due 10/15/31 ~ § 4,500,000 4,500,000
Catamaran CLO Ltd. (Cayman)
6.679% (SOFR + 1.362%)
due 04/22/30 ~ § 5,236,113 5,248,693
CIFC Funding Ltd. (Cayman)
6.529% (SOFR + 1.212%)
due 04/20/30 ~ § 579,249 578,843
CVC Cordatus Loan Fund XI DAC (Ireland)
4.592% (EURIBOR + 0.650%)
due 10/15/31 ~ § EUR 6,036,278 6,460,694
DLLAD LLC
5.190% due 04/20/26 ~ $ 2,813,572 2,806,547
Dryden 52 Euro CLO DAC (Ireland)
4.761% (EURIBOR + 0.860%)
due 05/15/34 ~ § EUR 5,516,131 5,918,408
Dryden 54 Senior Loan Fund (Cayman)
6.479% (SOFR + 1.150%)
due 10/19/29 ~ § $ 4,600,000 4,600,000

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Elmwood CLO VII Ltd. (Cayman)
6.947% (SOFR + 1.630%)
due 01/17/34 ~ § $ 3,000,000 $ 3,013,830
Golub Capital Partners CLO 26B Ltd.
(Cayman)
6.599% (SOFR + 1.282%)
due 04/20/31 ~ § 4,081,919 4,081,626
HalseyPoint CLO II Ltd. (Cayman)
6.679% (SOFR + 1.362%)
due 07/20/31 ~ § 5,691,940 5,700,614
Harvest CLO XI DAC (Ireland)
4.553% (EURIBOR + 0.650%)
due 06/26/30 ~ § EUR 3,196,556 3,434,453
KKR CLO 11 Ltd. (Cayman)
6.756% (SOFR + 1.442%)
due 01/15/31 ~ § $ 3,574,642 3,581,008
KKR CLO 21 Ltd. (Cayman)
6.576% (SOFR + 1.262%)
due 04/15/31 ~ § 1,944,466 1,944,878
Kubota Credit Owner Trust
5.610% due 07/15/26 ~ 3,388,557 3,390,075
LCM CLO XIII LP (Cayman)
6.441% (SOFR + 1.132%)
due 07/19/27 ~ § 40,204 40,215
LCM CLO XXIV Ltd. (Cayman)
6.559% (SOFR + 1.242%)
due 03/20/30 ~ § 434,919 435,245
LCM CLO XXV Ltd. (Cayman)
6.418% (SOFR + 1.100%)
due 07/20/30 ~ § 4,090,659 4,100,553
Madison Park Funding XXIX Ltd. (Cayman)
due 10/18/30 # ~ § 4,900,000 4,900,000
Magnetite CLO XVIII Ltd. (Cayman)
6.449% (SOFR + 1.142%)
due 11/15/28 ~ § 2,272,508 2,272,951
Magnetite CLO XXV Ltd. (Cayman)
6.786% (SOFR + 1.462%)
due 01/25/32 ~ § 3,095,000 3,096,895
Marathon CLO XIII Ltd. (Cayman)
due 04/15/32 # ~ § 4,600,000 4,600,000
Marathon Static CLO Ltd. (Cayman)
6.483% (SOFR + 1.150%)
due 07/20/30 ~ § 4,100,000 4,100,023
Marble Point CLO X Ltd. (Cayman)
6.616% (SOFR + 1.302%)
due 10/15/30 ~ § 3,902,489 3,911,222
MKS CLO Ltd. (Cayman)
6.579% (SOFR + 1.262%)
due 07/20/30 ~ § 2,754,269 2,754,269
Nelnet Student Loan Trust
6.640% due 02/20/41 ~ 1,875,784 1,908,653
7.519% (SOFR + 2.200%)
due 02/20/41 ~ § 1,875,784 1,902,063
OZLM VI Ltd. (Cayman)
6.658% (SOFR + 1.342%)
due 04/17/31 ~ § 4,654,557 4,653,393
OZLM VIII Ltd. (Cayman)
6.558% (SOFR + 1.242%)
due 10/17/29 ~ § 3,261,394 3,267,972
Pagaya AI Debt Trust
6.258% due 10/15/31 ~ 5,000,000 4,998,564
6.813% due 03/15/30 ~ § 768,791 772,781
8.234% due 07/15/30 ~ § 1,470,630 1,491,085
a
Principal
Amount Value
Rad CLO 21 Ltd. (Cayman)
6.964% (SOFR + 1.590%)
due 01/25/33 ~ § $ 3,000,000 $ 3,012,004
Regatta XIX Funding Ltd. (Cayman)
6.638% (SOFR + 1.320%)
due 04/20/35 ~ § 1,800,000 1,799,333
Saranac CLO VI Ltd. (Jersey)
6.717% (SOFR + 1.402%)
due 08/13/31 ~ § 5,943,817 5,973,120
Saranac CLO VII Ltd. (Jersey)
6.811% (SOFR + 1.492%)
due 11/20/29 ~ § 774,331 775,951
Sound Point CLO XVI Ltd. (Cayman)
6.566% (SOFR + 1.242%)
due 07/25/30 ~ § 3,343,016 3,345,524
Sound Point CLO XVII  Ltd. (Cayman)
6.559% (SOFR + 1.242%)
due 10/20/30 ~ § 3,198,264 3,193,466
Stratus CLO Ltd. (Cayman)
6.479% (SOFR + 1.162%)
due 12/28/29 ~ § 4,467,470 4,457,253
Symphony CLO 39 Ltd. (Bermuda)
7.002% (SOFR + 1.590%)
due 04/25/34 ~ § 4,400,000 4,415,995
THL Credit Wind River CLO Ltd. (Cayman)
6.560% (SOFR + 1.262%)
due 10/18/30 ~ § 2,576,125 2,582,039
6.656% (SOFR + 1.342%)
due 07/15/31 ~ § 7,000,000 6,996,052
Tikehau CLO DAC (Ireland)
4.754% (EURIBOR + 0.870%)
due 08/04/34 ~ § EUR 6,000,000 6,458,861
Venture XXIX CLO Ltd. (Cayman)
6.559% (SOFR + 1.252%)
due 09/07/30 ~ § $ 200,940 200,790
Venture XXVIII CLO Ltd. (Cayman)
6.569% (SOFR + 1.252%)
due 07/20/30 ~ § 5,532,989 5,535,755
Voya CLO Ltd. (Cayman)
due 07/20/32 # ~ § 2,900,000 2,900,000
6.528% (SOFR + 1.212%)
due 04/17/30 ~ § 3,989,840 3,997,289
Wellfleet CLO Ltd. (Cayman)
6.469% (SOFR + 1.152%)
due 04/20/29 ~ § 325,771 326,154
198,606,579
Total Asset-Backed Securities
    (Cost $346,663,497) 333,376,768
U.S. GOVERNMENT AGENCY ISSUES - 1.5%
Freddie Mac
0.680% due 08/06/25  35,600,000 33,631,084
Total U.S. Government Agency Issues
    (Cost $35,600,000) 33,631,084
U.S. TREASURY OBLIGATIONS - 15.0%
U.S. Treasury Bonds - 11.1%
1.375% due 11/15/40  25,850,000 16,631,345
1.875% due 02/15/41 ‡ 4,700,000 3,278,066
2.500% due 02/15/45 ‡ 1,300,000 951,057

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.750% due 08/15/42  $ 26,200,000 $ 20,569,047
2.875% due 05/15/43 ‡ 5,500,000 4,372,178
2.875% due 08/15/45 ‡ 9,200,000 7,164,859
3.125% due 02/15/42 ‡ 8,000,000 6,697,031
3.125% due 08/15/44  35,400,000 28,972,532
3.250% due 05/15/42  66,800,000 56,783,470
3.375% due 05/15/44 ‡ 26,300,000 22,450,777
3.625% due 02/15/44  13,500,000 11,983,359
3.750% due 11/15/43  20,900,000 18,912,459
3.875% due 05/15/43  13,400,000 12,355,162
4.250% due 05/15/39 ‡ 4,900,000 4,891,004
4.375% due 11/15/39  20,700,000 20,889,211
4.500% due 08/15/39  7,700,000 7,891,598
4.625% due 02/15/40 ‡ 5,500,000 5,700,664
250,493,819
U.S. Treasury Inflation Protected Securities - 3.7%
0.125% due 10/15/24 ^ ‡ 1,081,701 1,075,053
0.125% due 04/15/25 ^ ‡ 1,313,191 1,280,785
0.125% due 07/15/31 ^ 16,337,384 14,460,912
0.125% due 01/15/32 ^ 4,894,604 4,278,321
0.125% due 02/15/51 ^ 6,632,696 3,971,178
0.125% due 02/15/52 ^ 1,329,276 783,813
0.250% due 01/15/25 ^ ‡ 10,545,471 10,366,046
0.250% due 02/15/50 ^ 3,238,407 2,047,697
0.625% due 07/15/32 ^ 20,271,021 18,391,464
0.750% due 02/15/45 ^ 7,333,200 5,635,338
0.875% due 02/15/47 ^ 2,427,117 1,873,882
1.000% due 02/15/46 ^ 1,171,269 938,912
1.000% due 02/15/48 ^ 12,629,848 9,958,801
1.000% due 02/15/49 ^ 1,715,616 1,345,864
1.250% due 04/15/28 ^ 7,710,375 7,492,021
83,900,087
U.S. Treasury Notes - 0.0%
2.250% due 08/15/27 ‡ 20,000 18,679
U.S. Treasury Strip Coupons - 0.2%
due 02/15/42  12,200,000 5,337,487
Total U.S. Treasury Obligations
    (Cost $402,736,043) 339,750,072
FOREIGN GOVERNMENT BONDS & NOTES - 3.6%
Brazil Government (Brazil)
6.125% due 03/15/34  4,400,000 4,359,113
Brazil Letras do Tesouro Nacional (Brazil)
10.371% due 07/01/24  BRL 18,400,000 3,581,732
Chile Government (Chile)
3.500% due 01/31/34  $ 7,000,000 6,145,753
Hydro-Quebec (Canada)
8.625% due 06/15/29  1,000,000 1,157,382
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~ EUR 5,893,200 6,406,211
Korea Development Bank (Republic of
Korea)
6.050% (SOFR + 0.700%)
due 10/23/26 § $ 900,000 906,871
Mexican Bonos (Mexico)
7.000% due 09/03/26  MXN 168,000,000 9,494,584
8.500% due 03/01/29  59,700,000 3,475,381
8.500% due 05/31/29  10,900,000 634,894
Mexico Government (Mexico)
6.000% due 05/07/36  $ 900,000 903,876
a
Principal
Amount Value
Mexico Udibonos (Mexico)
2.750% due 11/27/31 ^ MXN 119,092,131 $ 6,143,371
3.000% due 12/03/26 ^ 29,367,406 1,642,293
4.000% due 11/30/28 ^ 58,653,686 3,367,674
4.000% due 08/24/34 ^ 16,225,086 884,191
Republic of Poland Government (Poland)
5.125% due 09/18/34  $ 2,300,000 2,301,288
Romanian Government (Romania)
3.000% due 02/27/27 ~ 6,500,000 6,075,323
Saudi Government (Saudi Arabia)
4.750% due 01/16/30 ~ 4,400,000 4,371,426
4.875% due 07/18/33 ~ 5,000,000 4,977,110
State of Israel (Israel)
3.800% due 05/13/60 ~ 9,000,000 6,229,535
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~ GBP 6,370,000 7,984,419
Total Foreign Government Bonds & Notes
    (Cost $84,680,931) 81,042,427
SHORT-TERM INVESTMENTS - 1.1%
Commercial Paper - 0.3%
a
American Electric Power Co., Inc.
5.851% due 05/15/24 ~ $ 2,900,000 2,878,451
Bacardi-Martini BV (Bermuda)
6.082% due 04/17/24 ~ 3,400,000 3,389,048
6,267,499
Foreign Government Issues - 0.0%
Argentina Treasury Bond BONCER
(Argentina)
3.750% due 05/20/24 ^ ARS 1,342,000 3,578
Repurchase Agreements - 0.8%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$17,415,903; collateralized by U.S.
Treasury Bonds: 3.375% due 08/15/42
and value $17,754,473) $ 17,406,330 17,406,330
U.S. Treasury Bills - 0.0%
4.875% due 05/02/24 ‡ 21,000 20,905
5.015% due 05/16/24 ‡ 100,000 99,347
120,252
Total Short-Term Investments
(Cost $23,799,940) 23,797,659
TOTAL INVESTMENTS - 146.7%
(Cost $3,464,083,455) 3,312,954,082
TOTAL SECURITIES SOLD SHORT - (0.9%)
(Proceeds $21,007,316) (20,909,414)
DERIVATIVES - 0.2% 3,854,084
OTHER ASSETS & LIABILITIES, NET - (46.0%) (1,037,942,362)
NET ASSETS - 100.0% $ 2,257,956,390

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $2,064,919 or
0.1% of the Fund’s net assets were in default.
(b) As of March 31, 2024, investments with a total aggregate value of $1,134,222 or 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of March 31, 2024, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $4,364,835 at a weighted average interest rate of 5.3%. As of March 31, 2024, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$104,517,420 at a weighted average interest rate of 0.4%.
(d) As of March 31, 2024, securities sold short outstanding were as follows:
(e) As of March 31, 2024, open futures contracts outstanding were as follows:
(f) As of March 31, 2024, forward foreign currency contracts outstanding were as follows:
Description
Principal
Amount Value
Mortgage-Backed Securities - (0.9%)
Fannie Mae
2.000% due 05/01/54  $ 21,700,000 ( $ 17,199,190 )
4.000% due 10/01/52  999,900 (927,642)
4.000% due 07/01/53  999,901 (926,863)
Freddie Mac
4.000% due 08/01/52  1,000,000 (927,894)
4.000% due 04/01/53  999,901 (927,825)
Total Securities Sold Short
(Proceeds $21,007,316) ( $ 20,909,414 )
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/24 34 $ 6,957,021 $ 6,952,469 ( $ 4,552 )
CBOT 5 Year U.S. Treasury Notes 06/24 2,625 280,219,158 280,916,015 696,857
MSE 10 Year Canada Treasury Notes 06/24 291 25,713,519 25,852,822 139,303
$ 831,608
Short Futures Outstanding
CBOT 10 Year U.S. Treasury Notes 06/24 222 24,449,169 24,596,906 (147,737)
CBOT U.S. Long Bond 06/24 18 2,118,770 2,167,875 (49,105)
CBOT Ultra 10 Year U.S. Treasury Notes 06/24 1,379 156,608,940 158,046,328 (1,437,388)
Eurex 10 Year Euro BUND 06/24 263 37,261,641 37,844,911 (583,270)
ICE Long Gilt 06/24 112 14,087,393 14,127,596 (40,203)
TSE Japanese 10 Year Bond 06/24 33 31,748,159 31,755,252 (7,093)
( $ 2,264,796 )
Total Futures Contracts ( $ 1,433,188 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 284,914 USD 185,318 04/24 BNP $ 347 $ –
AUD 3,093,121 USD 2,008,939 04/24 HSB 6,694 –
AUD 32,764,965 USD 21,474,837 04/24 TDB – (123,547)
AUD 138,738 USD 90,950 05/24 BOA – (466)
AUD 118,597 USD 77,462 05/24 TDB – (114)
AUD 7,940,665 USD 5,194,495 05/24 UBS – (15,649)
BRL 51,400,433 USD 10,287,905 04/24 DUB – (39,384)
BRL 51,394,406 USD 10,397,937 04/24 JPM – (150,617)
BRL 27,257,231 USD 5,404,964 05/24 DUB 12,873 –
BRL 24,440,440 USD 4,860,403 07/24 DUB – (29,370)
CAD 4,728,799 USD 3,485,876 04/24 HSB 5,223 –
EUR 6,676,000 USD 7,237,016 04/24 BNP – (34,614)
EUR 65,012,000 USD 70,355,986 04/24 MSC – (217,797)

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
GBP 55,106,000 USD 69,602,636 04/24 HSB $ – ( $ 50,611 )
GBP 1,058,000 USD 1,339,836 04/24 JPM – (4,481)
IDR 7,140,603,809 USD 453,061 06/24 BNP – (4,165)
IDR 12,774,799,416 USD 807,918 06/24 HSB – (4,827)
IDR 27,647,070,490 USD 1,750,013 06/24 JPM – (11,972)
IDR 9,663,031,232 USD 622,297 06/24 MSC – (14,828)
IDR 26,436,192,494 USD 1,673,326 06/24 SCB – (11,408)
INR 452,893,786 USD 5,431,455 06/24 BNP – (13,157)
INR 1,214,491,063 USD 14,571,438 06/24 SCB – (41,600)
JPY 526,500,165 USD 3,484,449 04/24 BOA – (6,445)
MXN 38,980,310 USD 2,294,786 06/24 JPM 21,031 –
MXN 2,387,000 USD 140,534 06/24 UBS 1,278 –
THB 361,964 USD 10,188 04/24 HSB – (254)
TRY 160,954,837 USD 4,969,756 04/24 BRC – (96,147)
TRY 34,303,753 USD 1,048,742 04/24 GSC – (6,907)
TRY 84,398,500 USD 2,491,952 05/24 BRC – (6,915)
TRY 91,600,711 USD 2,692,275 05/24 BRC 14,127 –
TRY 35,551,357 USD 1,028,151 05/24 GSC 18,003 –
TRY 34,967,835 USD 1,031,425 05/24 JPM – (1,803)
TRY 46,508,488 USD 1,351,667 05/24 JPM 2,239 –
TRY 33,604,151 USD 929,139 06/24 BRC 18,786 –
TRY 32,613,732 USD 916,580 06/24 GSC – (1,754)
TRY 22,453,514 USD 561,956 09/24 GSC 14,416 –
TRY 2,397,404 USD 50,372 03/25 DUB 840 –
TRY 2,118,113 USD 43,713 03/25 JPM 1,573 –
TWD 5,308,668 USD 171,452 06/24 BNP – (4,956)
TWD 21,228,979 USD 690,288 06/24 JPM – (24,481)
USD 90,873 AUD 138,738 04/24 BOA 465 –
USD 5,741,912 AUD 8,698,000 04/24 CIT 73,860 –
USD 12,515,933 AUD 19,247,000 04/24 HSB – (26,375)
USD 5,190,091 AUD 7,940,665 04/24 UBS 15,556 –
USD 5,623,794 AUD 8,655,000 05/24 BRC – (20,937)
USD 5,404,964 BRL 27,169,671 04/24 DUB – (12,285)
USD 4,860,403 BRL 24,230,762 04/24 DUB 29,131 –
USD 10,286,699 BRL 51,394,406 04/24 JPM 39,380 –
USD 2,584,240 BRL 12,800,000 07/24 GSC 54,121 –
USD 1,127,260 BRL 5,600,000 07/24 JPM 20,332 –
USD 3,494,998 CAD 4,745,323 04/24 MSC – (8,300)
USD 3,485,876 CAD 4,726,723 05/24 HSB – (5,218)
USD 83,873 CNH 609,000 04/24 CIT – (19)
USD 32,080 CNH 230,485 04/24 HSB 329 –
USD 13,472 CNH 96,408 04/24 MSC 191 –
USD 13,612 CNH 97,605 04/24 SCB 166 –
USD 459,350 DKK 3,160,136 04/24 BOA 2,277 –
USD 54,940 DKK 377,081 04/24 JPM 400 –
USD 589,516 DKK 4,041,288 04/24 SCB 4,995 –
USD 616,177 DKK 4,236,830 05/24 BNP 2,484 –
USD 485,302 DKK 3,327,866 05/24 BOA 3,271 –
USD 3,371,439 EUR 3,113,000 04/24 BOA 12,980 –
USD 74,535,196 EUR 68,575,000 04/24 DUB 553,064 –
USD 70,441,412 EUR 65,012,000 05/24 MSC 221,739 –
USD 64,288,071 GBP 50,644,000 04/24 BNP 367,758 –
USD 3,788,266 GBP 2,964,000 04/24 BOA 47,253 –
USD 1,013,629 GBP 804,000 04/24 CIT – (1,139)
USD 2,076,389 GBP 1,621,000 04/24 CIT 30,445 –
USD 347,344 GBP 273,000 04/24 HSB 2,778 –
USD 69,614,319 GBP 55,106,000 05/24 HSB 51,268 –
USD 3,537,046 JPY 528,625,680 04/24 TDB 45,002 –
USD 3,484,448 JPY 524,106,349 05/24 BOA 6,377 –
USD 841,953 MXN 14,121,000 04/24 CIT – (5,220)
USD 10,670,558 MXN 181,262,895 05/24 CIT – (161,220)
USD 3,376,978 MXN 57,058,000 06/24 CIT – (12,833)
USD 1,345,838 MXN 22,608,000 06/24 CIT 2,699 –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(g) As of March 31, 2024, purchased options outstanding were as follows:
(h) As of March 31, 2024, premiums received, and value of written options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 1,395,126 PEN 5,193,217 06/24 CIT $ 1,033 $ –
USD 4,311,681 SGD 5,759,021 04/24 BOA 43,164 –
USD 4,296,007 SGD 5,713,732 04/24 MSC 61,058 –
USD 11,134 TRY 386,156 05/24 GSC – (206)
USD 137,036 TWD 4,232,897 05/24 BNP 4,577 –
USD 738,035 TWD 22,842,240 06/24 BNP 21,631 –
USD 5,024,000 TWD 155,764,598 06/24 MSC 138,734 –
USD 5,502,000 TWD 168,710,027 06/24 SCB 210,725 –
Total Forward Foreign Currency Contracts $ 2,186,673 ( $ 1,172,021 )
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Put - GBP versus USD GBP 1.20 09/26/24 GSC GBP 5,700,000 $ 188,046 $ 30,986
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Put - 1 Year Interest Rate
Swap Receive SOFR 5.050% 05/28/24 BNP $ 28,200,000 $ 32,430 $ 13,203
Put - 1 Year Interest Rate
Swap Receive SOFR 4.975% 05/29/24 GSC 28,200,000 31,020 20,651
Put - 10 Year Interest Rate
Swap Receive SOFR 4.500% 02/13/25 BOA 6,800,000 104,318 66,662
Put - 10 Year Interest Rate
Swap Receive SOFR 4.500% 02/13/25 DUB 13,500,000 203,267 132,345
Put - 30 Year Interest Rate
Swap Receive SOFR 3.920% 02/27/25 GSC 3,700,000 161,690 119,652
$ 532,725 $ 352,513
Total Purchased Options $ 720,771 $ 383,499
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Put - GBP versus USD GBP 1.10 09/26/24 GSC GBP 11,400,000 $ 116,845 ( $ 5,727 )
- – - – - –
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 5 Year Interest Rate
Swap Receive SOFR 3.750% 04/02/24 MSC $ 4,000,000 $ 9,530 ( $ 26 )
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.500% 04/08/24 CIT EUR 2,200,000 4,046 (471)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.500% 04/08/24 GSC $ 1,900,000 7,125 (102)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.680% 04/15/24 GSC 1,850,000 6,299 (3,351)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.560% 04/18/24 CIT EUR 1,200,000 3,560 (6,684)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.685% 04/18/24 GSC $ 1,850,000 7,307 (4,509)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.750% 04/18/24 GSC 1,900,000 6,626 (7,510)
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.560% 04/22/24 JPM EUR 3,100,000 4,754 (6,106)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.480% 04/25/24 JPM 1,300,000 3,699 (4,838)

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(i) As of March 31, 2024, swap agreements outstanding were as follows:
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 3.678% 04/25/24 MSC $ 1,900,000 $ 5,439 ( $ 6,101 )
Call - 5 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.480% 04/29/24 CIT EUR 2,100,000 3,070 (3,144)
Call - 2 Year Interest Rate
Swap Receive SOFR 3.350% 05/28/24 BNP $ 14,100,000 32,430 (1,669)
Call - 2 Year Interest Rate
Swap Receive SOFR 3.195% 05/29/24 GSC 14,100,000 31,020 (1,115)
$ 124,905 ( $ 45,626 )
Put - 5 Year Interest Rate
Swap Pay SOFR 4.250% 04/02/24 MSC 4,000,000 9,530 (10)
Put - 5 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.850% 04/08/24 CIT EUR 2,200,000 4,046 (183)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.900% 04/08/24 GSC $ 1,900,000 7,125 (4,264)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.080% 04/15/24 GSC 1,850,000 6,299 (1,637)
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.850% 04/18/24 CIT EUR 1,200,000 3,561 (581)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.085% 04/18/24 GSC $ 1,850,000 7,307 (2,121)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.150% 04/18/24 GSC 1,900,000 6,626 (1,345)
Put - 5 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.860% 04/22/24 JPM EUR 3,100,000 4,754 (1,693)
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.770% 04/25/24 JPM 1,300,000 3,699 (1,953)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.078% 04/25/24 MSC $ 1,900,000 5,439 (3,331)
Put - 5 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.780% 04/29/24 CIT EUR 2,100,000 3,070 (2,896)
Put - 5 Year Interest Rate
Swap Pay SOFR 4.244% 02/27/25 GSC $ 14,100,000 162,150 (122,131)
$ 223,606 ( $ 142,145 )
Total Interest Rate Swaptions $ 348,511 ( $ 187,771 )
- – - – - –
Total Written Options $ 465,356 ( $ 193,498 )
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
03/31/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Banco do Brasil SA Q 1.000% 12/20/24 JPM 1.080% $ 2,500,000 $ 3,475 ( $ 22,735 ) $ 26,210
South Africa Government Q 1.000% 12/20/26 MSC 1.600% 4,800,000 (72,334) (119,096) 46,762
Colombia Government Q 1.000% 06/20/27 GSC 1.005% 4,600,000 448 (117,838) 118,286
Colombia Government Q 1.000% 06/20/27 MSC 1.005% 1,600,000 156 (56,399) 56,555
Colombia Government Q 1.000% 12/20/27 GSC 1.202% 2,100,000 (13,770) (137,063) 123,293
Colombia Government Q 1.000% 12/20/27 MSC 1.202% 1,900,000 (12,458) (124,009) 111,551
( $ 94,483 ) ( $ 577,140 ) $ 482,657
Exchange
General Electric Co. Q 1.000% 06/20/24 ICE 0.096% 3,950,000 9,196 7,580 1,616
General Electric Co. Q 1.000% 12/20/24 ICE 0.101% 2,200,000 14,837 12,856 1,981
Rolls-Royce PLC Q 1.000% 06/20/25 ICE 0.266% EUR 4,300,000 42,451 25,566 16,885
Boeing Co. Q 1.000% 06/20/25 ICE 0.328% $ 6,900,000 49,370 48,208 1,162
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.439% 7,300,000 104,856 65,872 38,984
British Telecommunications PLC Q 1.000% 06/20/28 ICE 0.511% EUR 3,800,000 80,630 38,977 41,653
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.595% $ 6,000,000 93,860 49,656 44,204
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.451% 2,400,000 423,955 400,052 23,903

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Exchange
(continued)
Implied
Credit
Spread at
03/31/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Boeing Co. Q 1.000% 06/20/29 ICE 1.073% $ 4,300,000 ( $ 13,023 ) $ 21,517 ( $ 34,540 )
$ 806,132 $ 670,284 $ 135,848
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $ 711,649 $ 93,144 $ 618,505
Credit Default Swaps on Credit Indices - Buy Protection (4)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (5)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.S35 Q 5.000% 12/20/25 ICE $ 2,425,000 ( $ 148,697 ) ( $ 112,577 ) ( $ 36,120 )
CDX.NA.HY.S36 Q 5.000% 06/20/26 ICE 4,656,000 (329,380) (238,061) (91,319)
( $ 478,077 ) ( $ 350,638 ) ( $ 127,439 )
Total Credit Default Swaps $ 233,572 ( $ 257,494 ) $ 491,066
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end.
Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.650% 1 Day USD SOFR A/A LCH 11/22/24 $ 9,600,000 ( $ 157,931 ) ( $ 91,507 ) ( $ 66,424 )
4.000% 1 Day CAD Overnight Repo S/S LCH 06/21/25 CAD 92,200,000 (622,222) (354,461) (267,761)
4.820% 1 Day CAD Overnight Repo S/S LCH 07/13/25 13,900,000 36,918 52,376 (15,458)
4.750% 1 Day CAD Overnight Repo S/S LCH 07/14/25 34,800,000 66,424 108,702 (42,278)
3.500% 1 Day CAD Overnight Repo A/A LCH 12/18/25 27,100,000 (85,412) (22,011) (63,401)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (1,927,946) (1,725,829) (202,117)
2.750% 6 Month EURIBOR A/S LCH 09/18/29 16,400,000 197,578 239,949 (42,371)
2.547% 6 Month EURIBOR A/S LCH 03/09/33 4,500,000 (15,671) (53,405) 37,734
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 197,236 (47,780) 245,016
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 110,792 (38,914) 149,706
2.750% 6 Month EURIBOR A/S LCH 09/18/34 EUR 54,100,000 1,217,312 1,158,243 59,069
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (475,374) (550,269) 74,895
( $ 1,458,296 ) ( $ 1,324,906 ) ( $ 133,390 )
a –

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.388% 1 Day USD SOFR A/A LCH 10/18/24 $ 41,700,000 ( $ 8,616 ) ( $ 33,926 ) $ 25,310
3.750% 1 Day USD SOFR A/A LCH 06/21/25 53,300,000 1,437,143 666,335 770,808
4.600% 1 Day USD SOFR A/A LCH 07/17/25 15,300,000 146,326 32,235 114,091
3.500% 1 Day USD SOFR A/A LCH 12/18/25 20,000,000 145,298 14,509 130,789
4.073% 1 Day USD SOFR A/A LCH 12/31/25 125,700,000 1,346,377 – 1,346,377
3.807% 1 Day USD SOFR A/A LCH 05/31/28 10,700,000 118,700 – 118,700
3.255% 6 Month EURIBOR A/S LCH 11/22/28 EUR 1,000,000 (22,546) (24,959) 2,413
2.920% 6 Month EURIBOR A/S LCH 12/13/28 2,600,000 (19,216) (25,678) 6,462
3.750% 1 Day USD SOFR A/A LCH 06/20/29 $ 4,900,000 32,878 (41,281) 74,159
3.585% 1 Day USD SOFR A/A LCH 10/31/30 37,900,000 748,025 – 748,025
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 24,729 – 24,729
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 47,099 – 47,099
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 33,603 – 33,603
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 47,391 – 47,391
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 30,100,000 (43,541) (345,231) 301,690
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 34,800,000 6,132,547 5,045,538 1,087,009
3.156% 1 Day USD SOFR A/A LCH 03/10/33 27,600,000 501,034 531,778 (30,744)
3.717% 1 Day USD SOFR A/A LCH 08/15/33 12,400,000 139,937 – 139,937
3.743% 1 Day USD SOFR A/A LCH 08/15/33 700,000 6,458 – 6,458
3.745% 1 Day USD SOFR A/A LCH 08/15/33 7,300,000 66,222 – 66,222
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 54,080 – 54,080
3.754% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 53,460 – 53,460
3.763% 1 Day USD SOFR A/A LCH 08/15/33 1,700,000 13,008 – 13,008
4.250% 1 Day USD SOFR A/A LCH 11/22/33 1,900,000 (53,416) (64,410) 10,994
3.305% 6 Month EURIBOR A/S LCH 11/27/33 EUR 1,400,000 (88,040) (77,986) (10,054)
3.128% 6 Month EURIBOR A/S LCH 12/04/33 900,000 (41,927) (35,575) (6,352)
3.950% 1 Day USD SOFR A/A LCH 12/19/33 $ 2,000,000 (8,720) (8,266) (454)
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 6,200,000 (84,084) (131,861) 47,777
2.890% 6 Month EURIBOR A/S LCH 12/22/33 EUR 1,800,000 (45,668) (6,336) (39,332)
3.854% 1 Day USD SOFR A/A LCH 12/29/33 $ 1,900,000 5,988 (8,014) 14,002
3.684% 1 Day USD SOFR A/A LCH 01/03/34 900,000 15,311 (4,039) 19,350
2.650% 6 Month EURIBOR A/S LCH 01/08/34 EUR 1,800,000 (6,399) (6,485) 86
3.648% 1 Day USD SOFR A/A LCH 01/08/34 $ 1,900,000 37,628 (8,490) 46,118
3.670% 1 Day USD SOFR A/A LCH 01/08/34 2,000,000 35,877 (9,231) 45,108
3.594% 1 Day USD SOFR A/A LCH 01/09/34 1,900,000 45,953 – 45,953
2.670% 6 Month EURIBOR A/S LCH 04/03/34 EUR 900,000 (7,640) (2,845) (4,795)
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 15,793 23,970 (8,177)
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 220,000,000 63,179 105,059 (41,880)
0.705% 1 Day JPY TONAR S/S LCH 10/31/38 170,000,000 64,330 96,868 (32,538)
0.785% 1 Day JPY TONAR S/S LCH 11/12/38 310,000,000 95,445 153,910 (58,465)
0.750% 1 Day JPY TONAR S/S LCH 12/20/38 42,800,000 15,086 23,013 (7,927)
0.500% 1 Day JPY TONAR A/A LCH 03/15/42 1,394,400,000 1,114,405 1,420,798 (306,393)
0.662% 1 Day JPY TONAR A/A LCH 04/19/42 138,000,000 80,839 116,220 (35,381)
0.800% 1 Day JPY TONAR A/A LCH 06/15/52 3,770,000,000 3,684,130 4,635,105 (950,975)
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 3,936,212 3,817,049 119,163
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 416,278 677,328 (261,050)
2.500% 6 Month EURIBOR A/S LCH 09/18/54 EUR 20,300,000 (1,030,780) (993,885) (36,895)
3.750% 1 Day GBP SONIA A/A LCH 09/18/54 GBP 1,200,000 (28,750) (24,734) (4,016)
$ 19,231,426 $ 15,506,483 $ 3,724,943
Total Interest Rate Swaps $ 17,773,130 $ 14,181,577 $ 3,591,553
Total Swap Agreements $ 18,006,702 $ 13,924,083 $ 4,082,619

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(j) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 838,778 $ – $ – $ 838,778
Financial 206,671 206,671 – –
Total Common Stocks 1,045,449 206,671 – 838,778
Corporate Bonds & Notes 885,114,107 – 884,074,637 1,039,470
Senior Loan Notes 1,702,834 – 1,702,834 –
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 189,211,089 – 189,211,089 –
Collateralized Mortgage Obligations - Residential 213,472,384 – 213,430,405 41,979
Fannie Mae 1,113,778,301 – 1,113,778,301 –
Freddie Mac 87,637,359 – 87,637,359 –
Government National Mortgage Association 9,394,549 – 9,394,549 –
Total Mortgage-Backed Securities 1,613,493,682 – 1,613,451,703 41,979
Asset-Backed Securities
Automobile Sequential 31,396,219 – 31,396,219 –
Credit Card Bullet 6,607,443 – 6,607,443 –
Home Equity Other 96,629,304 – 96,513,062 116,242
Home Equity Sequential 137,223 – – 137,223
Other Asset-Backed Securities 198,606,579 – 198,606,579 –
Total Asset-Backed Securities 333,376,768 – 333,123,303 253,465
U.S. Government Agency Issues 33,631,084 – 33,631,084 –
U.S. Treasury Obligations 339,750,072 – 339,750,072 –
Foreign Government Bonds & Notes 81,042,427 – 81,042,427 –
Short-Term Investments 23,797,659 – 23,797,659 –
Derivatives:
Credit Contracts
Swaps 653,045 – 653,045 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 2,186,673 – 2,186,673 –
Purchased Options 30,986 – 30,986 –
Total Foreign Currency Contracts 2,217,659 – 2,217,659 –
Interest Rate Contracts
Futures 836,160 836,160 – –
Purchased Options 352,513 – 352,513 –
Swaps 6,126,791 – 6,126,791 –
Total Interest Rate Contracts 7,315,464 836,160 6,479,304 –
Total Asset - Derivatives 10,186,168 836,160 9,350,008 –
Total Assets 3,323,140,250 1,042,831 3,319,923,727 2,173,692
a
Liabilities Sale-Buyback Financing Transactions (99,429,750) – (99,429,750) –
Securities Sold Short
Mortgage-Backed Securities (20,909,414) – (20,909,414) –
Derivatives:
Credit Contracts
Swaps (161,979) – (161,979) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (1,172,021) – (1,172,021) –
Written Options (5,727) – (5,727) –
Total Foreign Currency Contracts (1,177,748) – (1,177,748) –
Interest Rate Contracts
Futures (2,269,348) (2,269,348) – –
Written Options (187,771) – (187,771) –
Swaps (2,535,238) – (2,535,238) –
Total Interest Rate Contracts (4,992,357) (2,269,348) (2,723,009) –
Total Liabilities - Derivatives (6,332,084) (2,269,348) (4,062,736) –
Total Liabilities (126,671,248) (2,269,348) (124,401,900) –
Total $ 3,196,469,002 ( $ 1,226,517 ) $ 3,195,521,827 $ 2,173,692

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 47.7%
Basic Materials - 1.7%
ArcelorMittal SA (Luxembourg)
3.600% due 07/16/24  $ 1,585,000 $ 1,573,678
Celanese U.S. Holdings LLC
6.050% due 03/15/25  2,030,000 2,034,415
Celulosa Arauco y Constitucion SA (Chile)
4.500% due 08/01/24  1,300,000 1,294,049
LG Chem Ltd. (South Korea)
3.250% due 10/15/24 ~ 3,000,000 2,960,632
LYB International Finance III LLC
1.250% due 10/01/25  2,618,000 2,459,126
MEGlobal Canada ULC (Kuwait)
5.000% due 05/18/25 ~ 3,600,000 3,559,198
Newmont Corp./Newcrest Finance Pty. Ltd.
5.300% due 03/15/26 ~ 1,085,000 1,088,203
Nutrien Ltd. (Canada)
4.900% due 03/27/28  1,520,000 1,512,786
POSCO (South Korea)
4.375% due 08/04/25 ~ 2,000,000 1,969,055
5.625% due 01/17/26 ~ 4,500,000 4,511,635
Sherwin-Williams Co.
4.250% due 08/08/25  1,470,000 1,449,273
Steel Dynamics, Inc.
2.800% due 12/15/24  2,000,000 1,963,021
Westlake Corp.
0.875% due 08/15/24  2,505,000 2,459,300
28,834,371
Communications - 2.6%
AT&T, Inc.
4.100% due 02/15/28  1,100,000 1,066,699
Charter Communications Operating LLC/
Charter Communications Operating
Capital
4.908% due 07/23/25  13,049,000 12,893,723
6.150% due 11/10/26  555,000 559,482
Cox Communications, Inc.
3.150% due 08/15/24 ~ 4,606,000 4,559,256
3.500% due 08/15/27 ~ 895,000 850,632
Crown Castle Towers LLC
4.241% due 07/15/48 ~ 1,040,000 992,304
KT Corp. (South Korea)
4.000% due 08/08/25 ~ 1,680,000 1,648,725
NBN Co. Ltd. (Australia)
1.450% due 05/05/26 ~ 3,725,000 3,449,320
NTT Finance Corp. (Japan)
4.142% due 07/26/24 ~ 440,000 437,951
4.239% due 07/25/25 ~ 885,000 873,451
Rogers Communications, Inc. (Canada)
2.950% due 03/15/25  5,060,000 4,933,569
3.200% due 03/15/27  4,345,000 4,125,855
5.000% due 02/15/29  2,700,000 2,682,378
T-Mobile USA, Inc.
2.250% due 02/15/26  1,895,000 1,794,343
Verizon Communications, Inc.
2.625% due 08/15/26  4,110,000 3,895,151
44,762,839
Consumer, Cyclical - 6.0%
Advance Auto Parts, Inc.
5.900% due 03/09/26  2,355,000 2,352,422
a
Principal
Amount Value
American Airlines Pass-Through Trust
Class B
3.700% due 04/15/27  $ 728,022 $ 706,526
Aptiv PLC/Aptiv Corp.
2.396% due 02/18/25  2,665,000 2,587,606
AutoZone, Inc.
6.250% due 11/01/28  1,865,000 1,957,310
Brunswick Corp.
0.850% due 08/18/24  4,840,000 4,749,050
Daimler Truck Finance North America LLC
(Germany)
1.625% due 12/13/24 ~ 3,665,000 3,566,331
5.000% due 01/15/27 ~ 710,000 708,200
5.150% due 01/16/26 ~ 965,000 961,882
Dollar General Corp.
5.200% due 07/05/28  1,734,000 1,744,132
Ford Motor Credit Co. LLC
5.125% due 06/16/25  3,035,000 3,008,717
5.800% due 03/05/27  2,285,000 2,294,424
General Motors Financial Co., Inc.
2.900% due 02/26/25  6,670,000 6,508,434
5.400% due 04/06/26  1,770,000 1,771,206
5.400% due 05/08/27  1,115,000 1,118,258
Hasbro, Inc.
3.000% due 11/19/24  6,300,000 6,188,251
Hyundai Capital America
0.875% due 06/14/24 ~ 2,765,000 2,736,801
1.000% due 09/17/24 ~ 1,805,000 1,766,085
5.250% due 01/08/27 ~ 950,000 949,412
5.500% due 03/30/26 ~ 1,575,000 1,578,126
5.600% due 03/30/28 ~ 2,255,000 2,281,680
6.250% due 11/03/25 ~ 1,310,000 1,323,908
Hyundai Capital Services, Inc. (South
Korea)
2.125% due 04/24/25 ~ 1,385,000 1,335,024
Lowe's Cos., Inc.
3.350% due 04/01/27  1,125,000 1,075,199
4.800% due 04/01/26  2,260,000 2,247,693
Marriott International, Inc.
3.750% due 03/15/25  650,000 639,160
5.450% due 09/15/26  975,000 980,364
Mattel, Inc.
3.375% due 04/01/26 ~ 2,250,000 2,153,421
5.875% due 12/15/27 ~ 2,425,000 2,436,077
Mercedes-Benz Finance North America LLC
(Germany)
4.800% due 03/30/26 ~ 1,750,000 1,739,796
4.800% due 01/11/27 ~ 5,575,000 5,556,804
Nordstrom, Inc.
2.300% due 04/08/24  320,000 319,861
O'Reilly Automotive, Inc.
5.750% due 11/20/26  1,840,000 1,870,762
Ross Stores, Inc.
0.875% due 04/15/26  1,960,000 1,802,160
4.600% due 04/15/25  6,465,000 6,406,153
Tapestry, Inc.
7.000% due 11/27/26  460,000 474,133
7.050% due 11/27/25  380,000 387,989
VF Corp.
2.400% due 04/23/25  4,388,000 4,225,036
2.800% due 04/23/27  2,275,000 2,069,660

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Volkswagen Group of America Finance LLC
(Germany)
3.950% due 06/06/25 ~ $ 2,440,000 $ 2,394,782
5.700% due 09/12/26 ~ 1,700,000 1,717,518
5.800% due 09/12/25 ~ 1,995,000 2,004,531
6.000% due 11/16/26 ~ 1,905,000 1,943,170
Warnermedia Holdings, Inc.
3.755% due 03/15/27  6,730,000 6,424,432
6.412% due 03/15/26  1,595,000 1,595,033
102,657,519
Consumer, Non-Cyclical - 6.9%
AbbVie, Inc.
2.950% due 11/21/26  5,180,000 4,934,301
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  3,270,000 3,045,594
4.448% due 03/16/28  6,415,000 6,232,635
Becton Dickinson & Co.
3.734% due 12/15/24  1,473,000 1,454,291
4.693% due 02/13/28  4,860,000 4,812,456
Campbell Soup Co.
5.200% due 03/19/27  1,355,000 1,358,710
Cardinal Health, Inc.
3.500% due 11/15/24  2,100,000 2,070,613
Coca-Cola Europacific Partners PLC
(United Kingdom)
0.800% due 05/03/24 ~ 8,235,000 8,198,762
1.500% due 01/15/27 ~ 460,000 417,767
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ 1,255,000 1,212,513
CVS Health Corp.
1.300% due 08/21/27  4,650,000 4,122,903
2.875% due 06/01/26  1,540,000 1,468,666
3.000% due 08/15/26  1,435,000 1,368,203
5.000% due 02/20/26  3,440,000 3,429,571
Element Fleet Management Corp. (Canada)
5.643% due 03/13/27 ~ 1,590,000 1,595,435
Elevance Health, Inc.
5.350% due 10/15/25  1,130,000 1,131,025
ERAC USA Finance LLC
4.600% due 05/01/28 ~ 3,430,000 3,388,474
5.000% due 02/15/29 ~ 1,335,000 1,338,006
HCA, Inc.
3.125% due 03/15/27  3,505,000 3,315,760
5.375% due 02/01/25  2,085,000 2,079,463
5.875% due 02/15/26  1,960,000 1,969,026
Health Care Service Corp. A Mutual Legal
Reserve Co.
1.500% due 06/01/25 ~ 5,295,000 5,053,462
HPHT Finance 19 Ltd. (Hong Kong)
2.875% due 11/05/24 ~ 1,880,000 1,847,131
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,139,897
Humana, Inc.
1.350% due 02/03/27  1,675,000 1,509,223
5.750% due 03/01/28  1,050,000 1,073,324
Imperial Brands Finance PLC (United
Kingdom)
3.125% due 07/26/24 ~ 6,615,000 6,558,064
4.250% due 07/21/25 ~ 3,045,000 2,990,489
IQVIA, Inc.
6.250% due 02/01/29  1,235,000 1,283,344
a
Principal
Amount Value
JDE Peet's NV (Netherlands)
0.800% due 09/24/24 ~ $ 2,060,000 $ 2,009,228
Mars, Inc.
4.550% due 04/20/28 ~ 4,490,000 4,447,892
Mondelez International Holdings
Netherlands BV
4.250% due 09/15/25 ~ 1,960,000 1,929,500
PeaceHealth Obligated Group
1.375% due 11/15/25  455,000 423,543
Pelabuhan Indonesia Persero PT
(Indonesia)
4.875% due 10/01/24 ~ 5,400,000 5,377,103
Perrigo Finance Unlimited Co.
3.900% due 12/15/24  1,298,000 1,275,923
S&P Global, Inc.
2.450% due 03/01/27  3,790,000 3,548,417
Solventum Corp.
5.450% due 02/25/27 ~ 3,265,000 3,277,086
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  5,570,000 5,382,896
Viatris, Inc.
1.650% due 06/22/25  3,440,000 3,272,279
2.300% due 06/22/27  2,164,000 1,965,661
Viterra Finance BV (Netherlands)
4.900% due 04/21/27 ~ 3,270,000 3,215,483
118,524,119
Energy - 2.8%
Aker BP ASA (Norway)
2.000% due 07/15/26 ~ 905,000 836,682
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25  5,520,000 5,282,767
3.800% due 04/15/24  500,000 499,632
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25  3,610,000 3,611,507
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 495,000 500,610
DCP Midstream Operating LP
5.375% due 07/15/25  3,860,000 3,847,946
Enbridge, Inc. (Canada)
2.500% due 01/15/25  4,505,000 4,399,334
5.900% due 11/15/26  1,110,000 1,130,921
6.000% due 11/15/28  910,000 946,669
Energy Transfer LP
2.900% due 05/15/25  890,000 864,084
4.250% due 04/01/24  135,000 135,000
6.050% due 12/01/26  4,420,000 4,509,969
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 1,435,000 1,368,535
ONEOK, Inc.
5.550% due 11/01/26  2,270,000 2,291,509
Ovintiv, Inc.
5.650% due 05/15/25  2,710,000 2,711,110
Pioneer Natural Resources Co.
5.100% due 03/29/26  706,000 705,343
Sabine Pass Liquefaction LLC
5.625% due 03/01/25  3,935,000 3,932,565
5.750% due 05/15/24  301,000 300,922
TransCanada PipeLines Ltd. (Canada)
6.203% due 03/09/26  4,375,000 4,375,852
Williams Cos., Inc.
5.400% due 03/02/26  5,700,000 5,717,369
47,968,326

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Financial - 19.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.650% due 10/29/24  $ 2,339,000 $ 2,282,348
6.100% due 01/15/27  980,000 996,346
6.450% due 04/15/27 ~ 5,959,000 6,120,726
Ally Financial, Inc.
3.875% due 05/21/24  4,605,000 4,591,337
American Tower Corp.
2.400% due 03/15/25  1,730,000 1,677,580
3.550% due 07/15/27  1,894,000 1,802,679
Athene Global Funding
1.716% due 01/07/25 ~ 5,985,000 5,803,425
5.684% due 02/23/26 ~ 2,620,000 2,631,071
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 4,385,000 4,087,273
2.875% due 02/15/25 ~ 3,500,000 3,406,605
3.950% due 07/01/24 ~ 1,125,000 1,118,575
5.750% due 03/01/29 ~ 1,860,000 1,852,289
6.375% due 05/04/28 ~ 1,065,000 1,087,356
Banco del Estado de Chile (Chile)
2.704% due 01/09/25 ~ 1,010,000 985,831
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand (Mexico)
5.375% due 04/17/25 ~ 3,955,000 3,942,294
Banco Santander SA (Spain)
3.496% due 03/24/25  3,600,000 3,535,221
5.552% due 03/14/28  1,400,000 1,400,726
5.742% due 06/30/24  600,000 599,635
Bank of America Corp.
0.976% due 04/22/25  4,375,000 4,362,063
1.734% due 07/22/27  1,930,000 1,779,768
3.384% due 04/02/26  3,705,000 3,624,778
3.841% due 04/25/25  2,435,000 2,431,688
5.080% due 01/20/27  2,000,000 1,990,585
Bank of Montreal (Canada)
3.700% due 06/07/25  4,725,000 4,637,038
Bank of New York Mellon Corp.
4.414% due 07/24/26  3,390,000 3,350,126
4.947% due 04/26/27  3,310,000 3,295,693
Banque Federative du Credit Mutuel SA
(France)
0.998% due 02/04/25 ~ 2,850,000 2,743,370
4.935% due 01/26/26 ~ 2,215,000 2,201,724
Barclays PLC (United Kingdom)
5.304% due 08/09/26  2,155,000 2,144,392
5.674% due 03/12/28  970,000 973,726
7.325% due 11/02/26  2,470,000 2,531,709
BPCE SA (France)
4.500% due 03/15/25 ~ 3,770,000 3,715,610
Brighthouse Financial Global Funding
1.000% due 04/12/24 ~ 3,485,000 3,480,249
1.550% due 05/24/26 ~ 700,000 641,034
Brixmor Operating Partnership LP
3.650% due 06/15/24  3,295,000 3,277,118
CaixaBank SA (Spain)
6.208% due 01/18/29 ~ 2,525,000 2,577,927
6.684% due 09/13/27 ~ 2,680,000 2,739,407
Capital One Financial Corp.
2.636% due 03/03/26  3,675,000 3,572,902
4.985% due 07/24/26  2,830,000 2,812,648
5.700% due 02/01/30  1,200,000 1,210,513
a
Principal
Amount Value
6.312% due 06/08/29  $ 1,495,000 $ 1,537,458
7.149% due 10/29/27  1,210,000 1,259,574
Charles Schwab Corp.
2.450% due 03/03/27  5,593,000 5,213,629
Citigroup, Inc.
0.981% due 05/01/25  3,600,000 3,584,314
3.106% due 04/08/26  1,845,000 1,798,773
4.140% due 05/24/25  3,580,000 3,570,067
4.400% due 06/10/25  750,000 739,834
5.174% due 02/13/30  1,735,000 1,727,415
CNO Global Funding
1.650% due 01/06/25 ~ 3,575,000 3,454,841
1.750% due 10/07/26 ~ 4,630,000 4,223,163
Corebridge Financial, Inc.
3.500% due 04/04/25  2,720,000 2,663,438
Corebridge Global Funding
5.200% due 01/12/29 ~ 890,000 891,606
Credicorp Ltd. (Peru)
2.750% due 06/17/25 ~ 665,000 640,357
Crown Castle International Corp.
2.900% due 03/15/27  2,100,000 1,964,902
Crown Castle, Inc.
1.050% due 07/15/26  2,400,000 2,182,595
4.450% due 02/15/26  4,655,000 4,579,992
5.000% due 01/11/28  555,000 549,420
5.600% due 06/01/29  1,425,000 1,444,539
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ 1,770,000 1,774,337
6.259% due 09/22/26 ~ 1,350,000 1,363,521
Discover Bank
2.450% due 09/12/24  640,000 630,598
Discover Financial Services
3.950% due 11/06/24  1,155,000 1,142,044
Equitable Financial Life Global Funding
1.000% due 01/09/26 ~ 215,000 198,755
1.100% due 11/12/24 ~ 3,520,000 3,423,804
1.700% due 11/12/26 ~ 1,910,000 1,741,599
Essex Portfolio LP
3.875% due 05/01/24  1,500,000 1,497,273
Fifth Third Bancorp
6.339% due 07/27/29  1,145,000 1,180,788
Fifth Third Bank NA
5.852% due 10/27/25  6,710,000 6,705,514
First American Financial Corp.
4.600% due 11/15/24  615,000 609,461
Goldman Sachs Group, Inc.
3.500% due 04/01/25  3,620,000 3,552,452
4.482% due 08/23/28  1,810,000 1,770,180
5.700% due 11/01/24  1,500,000 1,500,846
5.836% (SOFR + 0.486%)
due 10/21/24 § 2,215,000 2,216,490
5.866% (SOFR + 0.505%)
due 09/10/24 § 2,430,000 2,431,590
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26  5,875,000 5,628,916
Huntington National Bank
5.699% due 11/18/25  1,465,000 1,456,721
Jackson National Life Global Funding
1.750% due 01/12/25 ~ 3,835,000 3,720,431
JPMorgan Chase & Co.
0.824% due 06/01/25  3,830,000 3,796,974
2.083% due 04/22/26  6,250,000 6,023,813
4.080% due 04/26/26  3,570,000 3,516,322

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.040% due 01/23/28  $ 1,720,000 $ 1,714,606
6.235% (SOFR + 0.885%)
due 04/22/27 § 2,700,000 2,710,433
LeasePlan Corp. NV (Netherlands)
2.875% due 10/24/24 ~ 4,715,000 4,638,814
Lloyds Banking Group PLC (United
Kingdom)
4.500% due 11/04/24  2,250,000 2,228,749
5.462% due 01/05/28  1,730,000 1,730,940
LPL Holdings, Inc.
6.750% due 11/17/28  960,000 1,005,893
LSEGA Financing PLC (United Kingdom)
0.650% due 04/06/24 ~ 6,165,000 6,161,012
Mitsubishi UFJ Financial Group, Inc.
(Japan)
0.953% due 07/19/25  4,020,000 3,960,745
Morgan Stanley
1.164% due 10/21/25  2,950,000 2,872,742
2.630% due 02/18/26  3,420,000 3,329,377
3.620% due 04/17/25  2,660,000 2,657,054
6.138% due 10/16/26  3,000,000 3,035,319
Morgan Stanley Bank NA
4.754% due 04/21/26  2,960,000 2,941,399
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~ 1,255,000 1,233,000
3.479% due 03/22/25 ~ 1,850,000 1,814,705
Northwestern Mutual Global Funding
4.350% due 09/15/27 ~ 2,840,000 2,781,610
PNC Financial Services Group, Inc.
4.758% due 01/26/27  3,290,000 3,260,440
5.300% due 01/21/28  755,000 756,049
5.671% due 10/28/25  4,585,000 4,584,784
5.812% due 06/12/26  1,260,000 1,264,578
Principal Life Global Funding II
0.750% due 04/12/24 ~ 1,230,000 1,228,351
Public Storage Operating Co.
5.820% (SOFR + 0.470%)
due 04/23/24 § 1,045,000 1,045,091
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~ 4,330,000 4,193,808
Realty Income Corp.
5.050% due 01/13/26  625,000 623,078
Royal Bank of Canada (Canada)
4.875% due 01/19/27  4,135,000 4,127,338
Santander Holdings USA, Inc.
2.490% due 01/06/28  2,580,000 2,345,711
SBA Tower Trust
1.631% due 05/15/51 ~ 1,045,000 946,196
1.884% due 07/15/50 ~ 725,000 677,107
2.836% due 01/15/50 ~ 2,045,000 1,996,311
6.599% due 01/15/28 ~ 2,920,000 2,995,358
Simon Property Group LP
2.000% due 09/13/24  1,099,000 1,081,778
Societe Generale SA (France)
2.625% due 10/16/24 ~ 335,000 329,291
5.519% due 01/19/28 ~ 4,625,000 4,595,073
Standard Chartered PLC (United Kingdom)
1.822% due 11/23/25 ~ 1,825,000 1,775,760
4.300% due 02/19/27 ~ 1,308,000 1,270,364
State Street Corp.
4.857% due 01/26/26  1,515,000 1,506,361
Synchrony Financial
4.250% due 08/15/24  4,015,000 3,989,545
a
Principal
Amount Value
Toronto-Dominion Bank (Canada)
5.532% due 07/17/26  $ 3,190,000 $ 3,219,107
Truist Financial Corp.
5.761% (SOFR + 0.400%)
due 06/09/25 § 2,995,000 2,988,127
U.S. Bancorp
4.548% due 07/22/28  3,490,000 3,422,014
5.727% due 10/21/26  1,940,000 1,951,049
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 1,400,000 1,273,440
4.488% due 05/12/26 ~ 1,135,000 1,119,178
4.490% due 08/05/25 ~ 3,100,000 3,084,839
6.327% due 12/22/27 ~ 1,950,000 1,992,684
Wells Fargo & Co.
2.188% due 04/30/26  2,725,000 2,624,923
3.908% due 04/25/26  3,760,000 3,691,358
4.540% due 08/15/26  3,465,000 3,421,700
Western Union Co.
2.850% due 01/10/25  6,945,000 6,792,486
WP Carey, Inc.
4.600% due 04/01/24  4,000,000 4,000,000
334,913,406
Industrial - 2.5%
Amcor Flexibles North America, Inc.
4.000% due 05/17/25  2,745,000 2,695,935
Amphenol Corp.
4.750% due 03/30/26  1,250,000 1,241,209
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 2,015,000 2,011,482
Canadian Pacific Railway Co. (Canada)
1.750% due 12/02/26  2,100,000 1,929,442
DAE Funding LLC (United Arab Emirates)
1.550% due 08/01/24 ~ 990,000 973,884
GATX Corp.
3.250% due 03/30/25  3,138,000 3,062,873
3.250% due 09/15/26  1,449,000 1,384,495
3.850% due 03/30/27  777,000 748,908
5.400% due 03/15/27  460,000 463,393
GTP Acquisition Partners I LLC Class A
3.482% due 06/15/50 ~ 9,535,000 9,299,516
Mohawk Industries, Inc.
5.850% due 09/18/28  1,560,000 1,606,828
Otis Worldwide Corp.
2.056% due 04/05/25  3,870,000 3,743,365
Owens Corning
3.400% due 08/15/26  321,000 307,764
Parker-Hannifin Corp.
3.650% due 06/15/24  2,800,000 2,787,967
Penske Truck Leasing Co. LP/PTL Finance
Corp.
3.450% due 07/01/24 ~ 2,403,000 2,388,424
5.350% due 01/12/27 ~ 920,000 921,125
5.750% due 05/24/26 ~ 2,880,000 2,901,760
Regal Rexnord Corp.
6.050% due 02/15/26 ~ 2,230,000 2,242,693
Republic Services, Inc.
0.875% due 11/15/25  675,000 629,643
SMBC Aviation Capital Finance DAC
(Ireland)
3.550% due 04/15/24 ~ 1,645,000 1,643,361
42,984,067

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Technology - 2.2%
CDW LLC/CDW Finance Corp.
5.500% due 12/01/24  $ 655,000 $ 652,585
Fiserv, Inc.
2.750% due 07/01/24  6,545,000 6,496,659
5.150% due 03/15/27  2,165,000 2,173,677
Fortinet, Inc.
1.000% due 03/15/26  2,565,000 2,361,317
Microchip Technology, Inc.
0.983% due 09/01/24  3,900,000 3,821,270
Micron Technology, Inc.
4.185% due 02/15/27  465,000 453,274
4.975% due 02/06/26  475,000 472,687
5.375% due 04/15/28  3,360,000 3,394,371
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.700% due 05/01/25  2,780,000 2,698,582
3.150% due 05/01/27  195,000 184,487
3.875% due 06/18/26  2,030,000 1,971,200
4.400% due 06/01/27  480,000 470,821
Qorvo, Inc.
1.750% due 12/15/24  1,660,000 1,614,013
Take-Two Interactive Software, Inc.
3.550% due 04/14/25  1,520,000 1,491,504
5.000% due 03/28/26  3,590,000 3,572,371
Western Digital Corp.
4.750% due 02/15/26  4,785,000 4,677,929
Workday, Inc.
3.500% due 04/01/27  1,680,000 1,609,116
38,115,863
Utilities - 3.5%
AES Corp.
3.300% due 07/15/25 ~ 2,565,000 2,486,399
American Electric Power Co., Inc.
5.200% due 01/15/29  3,230,000 3,239,459
APA Infrastructure Ltd. (Australia)
4.200% due 03/23/25 ~ 7,745,000 7,634,727
Constellation Energy Generation LLC
5.600% due 03/01/28  1,850,000 1,885,131
DTE Energy Co.
4.220% due 11/01/24  3,560,000 3,527,718
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~ 4,580,000 4,191,247
2.650% due 09/10/24 ~ 5,970,000 5,886,725
6.800% due 10/14/25 ~ 500,000 510,203
Georgia Power Co.
5.004% due 02/23/27  835,000 836,411
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27  2,360,000 2,161,653
4.450% due 06/20/25  3,195,000 3,157,186
5.749% due 09/01/25  2,045,000 2,054,457
6.051% due 03/01/25  1,520,000 1,526,262
NiSource, Inc.
5.250% due 03/30/28  535,000 538,944
NRG Energy, Inc.
3.750% due 06/15/24 ~ 2,225,000 2,213,343
Pacific Gas & Electric Co.
3.500% due 06/15/25  3,760,000 3,663,934
PacifiCorp
5.100% due 02/15/29  1,140,000 1,149,084
Sempra
3.300% due 04/01/25  2,450,000 2,397,708
a
Principal
Amount Value
5.400% due 08/01/26  $ 2,025,000 $ 2,031,674
Southern California Gas Co.
2.950% due 04/15/27  1,395,000 1,316,687
Tenaga Nasional Bhd. (Malaysia)
7.500% due 11/01/25 ~ 1,200,000 1,234,671
Terraform Global Operating LP
6.125% due 03/01/26 ~ 4,135,000 4,080,346
Vistra Operations Co. LLC
5.125% due 05/13/25 ~ 1,490,000 1,478,237
59,202,206
Total Corporate Bonds & Notes
    (Cost $823,711,214) 817,962,716
MORTGAGE-BACKED SECURITIES - 13.1%
Collateralized Mortgage Obligations - Commercial - 4.4%
BAMLL Commercial Mortgage Securities
Trust
6.473% (SOFR + 1.147%)
due 09/15/34 ~ § 5,645,000 5,645,737
6.773% (SOFR + 1.447%)
due 09/15/34 ~ § 780,000 778,224
7.323% (SOFR + 1.997%)
due 09/15/34 ~ § 2,015,000 2,000,674
7.440% (SOFR + 2.114%)
due 09/15/38 ~ § 1,570,000 1,360,943
Bank
2.056% due 11/15/62  31,907 31,774
2.263% due 08/15/61  174,588 164,892
BCP Trust
6.239% (SOFR + 0.913%)
due 06/15/38 ~ § 1,045,000 994,500
Benchmark Mortgage Trust
6.035% due 07/15/56  926,442 935,043
BFLD Trust
7.279% (SOFR + 1.954%)
due 10/15/34 ~ § 4,575,000 4,566,251
BPR Trust
6.590% (SOFR + 1.264%)
due 09/15/38 ~ § 1,585,000 1,566,987
BSREP Commercial Mortgage Trust
7.340% (SOFR + 2.014%)
due 08/15/38 ~ § 663,394 514,352
BX Commercial Mortgage Trust
6.371% (SOFR + 1.046%)
due 04/15/34 ~ § 490,000 489,501
6.671% (SOFR + 1.346%)
due 04/15/34 ~ § 1,787,678 1,785,205
6.719% (SOFR + 1.394%)
due 06/15/36 ~ § 935,000 909,873
8.466% (SOFR + 3.141%)
due 06/15/27 ~ § 1,815,000 1,823,902
BX Trust
5.391% due 02/15/28 ~ 2,950,000 2,873,017
Cold Storage Trust
6.732% (SOFR + 1.414%)
due 11/15/37 ~ § 1,484,316 1,482,404
COMM Mortgage Trust
3.244% due 10/10/29 ~ 220,000 203,489
3.759% due 08/10/48  260,000 253,253
3.935% due 10/10/29 ~ § 1,893,000 1,686,985

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Commercial Mortgage Trust
3.838% due 09/10/47  $ 2,825,000 $ 2,791,789
3.926% due 03/10/48 § 845,000 783,806
3.956% due 02/10/47 § 931,231 902,219
4.066% due 03/10/48 § 1,770,000 1,603,010
4.080% due 08/10/47  2,055,000 2,026,476
4.621% due 08/10/47 ~ § 710,000 635,079
Credit Suisse Mortgage Capital Certificates
6.803% (SOFR + 1.477%)
due 05/15/36 ~ § 2,134,689 2,132,836
6.973% (SOFR + 1.647%)
due 05/15/36 ~ § 1,571,091 1,570,505
CSAIL Commercial Mortgage Trust
2.360% due 06/15/52  94,615 93,945
CyrusOne Data Centers Issuer I LLC
4.760% due 03/22/49 ~ 510,000 478,098
Extended Stay America Trust
7.139% (SOFR + 1.814%)
due 07/15/38 ~ § 1,572,520 1,572,583
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
4.600% due 06/25/30  1,666,761 1,664,210
Fontainebleau Miami Beach Trust
3.144% due 12/10/36 ~ 3,595,000 3,510,309
Great Wolf Trust
6.673% (SOFR + 1.348%)
due 12/15/36 ~ § 359,489 359,463
6.973% (SOFR + 1.648%)
due 12/15/36 ~ § 287,868 287,510
7.272% (SOFR + 1.947%)
due 12/15/36 ~ § 809,868 808,654
GS Mortgage Securities Corp. Trust
7.040% (SOFR + 1.714%)
due 05/15/26 ~ § 1,440,000 1,163,881
GS Mortgage Securities Trust
3.433% due 05/10/50  1,825,000 1,704,819
JP Morgan Chase Commercial Mortgage
Securities Trust
7.460% (SOFR + 2.134%)
due 10/15/33 ~ § 2,345,000 2,209,529
7.540% (SOFR + 2.214%)
due 09/15/29 ~ § 1,025,000 810,962
7.860% (SOFR + 2.534%)
due 10/15/33 ~ § 1,890,000 1,670,279
JPMBB Commercial Mortgage Securities
Trust
3.934% due 09/15/47  2,420,000 2,396,454
KIND Trust
7.194% (SOFR + 1.864%)
due 08/15/38 ~ § 2,048,180 1,984,924
LSTAR Commercial Mortgage Trust
2.809% due 03/10/49 ~ 1,260,000 1,226,537
Morgan Stanley Capital I Trust
7.240% (SOFR + 1.914%)
due 12/15/36 ~ § 775,000 227,892
ONE Mortgage Trust
6.389% (SOFR + 1.064%)
due 03/15/36 ~ § 2,945,000 2,817,137
6.539% (SOFR + 1.214%)
due 03/15/36 ~ § 1,580,000 1,490,049
RLGH Trust
6.240% (SOFR + 0.914%)
due 04/15/36 ~ § 1,370,000 1,355,352
a
Principal
Amount Value
SCG Mortgage Trust
7.716% (SOFR + 2.391%)
due 12/15/40 ~ § $ 1,835,000 $ 1,849,454
WSTN Trust
7.018% due 07/05/37 ~ § 3,080,000 3,079,102
75,273,869
Collateralized Mortgage Obligations - Residential - 3.8%
Angel Oak Mortgage Trust
0.909% due 01/25/66 ~ § 1,018,400 863,127
0.985% due 04/25/66 ~ § 884,349 734,844
1.068% due 05/25/66 ~ § 658,638 556,596
2.872% due 04/25/65 ~ § 174,715 163,052
4.300% due 07/25/67 ~ § 6,155,555 5,941,413
4.800% due 09/26/67 ~ § 5,457,236 5,310,620
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 562,268 482,741
BRAVO Residential Funding Trust
1.699% due 04/25/60 ~ § 877,335 809,739
CIM Trust
2.500% due 04/25/50 ~ § 1,193,658 976,082
4.500% due 03/25/62 ~ § 2,451,015 2,369,305
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ § 883,039 723,162
1.506% due 04/27/65 ~ § 95,141 90,304
Connecticut Avenue Securities Trust
6.320% (SOFR + 1.000%)
due 12/25/41 ~ § 693,166 693,338
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 179,503 166,413
1.260% due 04/25/66 ~ § 374,343 324,000
Ellington Financial Mortgage Trust
0.797% due 02/25/66 ~ § 218,512 184,197
0.931% due 06/25/66 ~ § 2,224 1,785
1.106% due 02/25/66 ~ § 187,696 157,753
1.291% due 06/25/66 ~ § 523,719 422,901
1.550% due 09/25/66 ~ § 517,527 406,941
3.046% due 11/25/59 ~ § 166,119 156,703
Fannie Mae
3.000% due 11/25/47  1,656,160 1,515,899
Fannie Mae Connecticut Avenue Securities
6.635% (SOFR + 1.314%)
due 01/25/30 § 6,446 6,449
Federal Home Loan Mortgage Corp. STACR
REMICS Trust
7.170% (SOFR + 1.850%)
due 11/25/43 ~ § 834,578 845,144
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 171,186 164,203
6.000% (SOFR + 0.964%)
due 03/25/50 ~ § 363,121 343,724
Freddie Mac
8.270% (SOFR + 2.950%)
due 06/25/42 ~ § 924,019 948,643
Freddie Mac STACR Trust
6.970% (SOFR + 1.650%)
due 01/25/34 ~ § 537,227 539,325
7.000% due 09/15/30  64,040 64,774
7.120% (SOFR + 1.800%)
due 11/25/41 ~ § 1,160,000 1,167,930
Freddie Mac Structured Agency Credit Risk
Debt Notes
3.865% due 05/25/47 ~ § 121,252 116,189

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § $ 1,085,000 $ 905,850
3.339% due 10/25/59 ~ § 680,000 642,016
3.500% due 11/25/57 ~ § 180,780 160,950
4.000% due 02/25/59 ~ § 70,331 65,777
4.500% due 02/25/59 ~ § 96,225 91,985
GS Mortgage-Backed Securities Trust
5.133% due 07/25/44 ~ § 13,361 13,335
Imperial Fund Mortgage Trust
1.516% due 09/25/56 ~ § 832,463 689,038
4.767% due 06/25/67 ~ § 1,365,451 1,343,073
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 391,398 333,159
3.500% due 08/25/50 ~ § 256,352 225,976
MFA Trust
0.852% due 01/25/56 ~ § 338,883 317,413
7.177% due 10/25/58 ~ § 1,674,159 1,689,938
Morgan Stanley Residential Mortgage Loan
Trust
7.530% due 09/25/68 ~ § 676,056 688,430
NLT Trust
1.520% due 08/25/56 ~ § 722,632 602,877
OBX Trust
3.000% due 01/25/60 - 05/25/60 ~ § 1,430,201 1,225,439
3.500% due 12/25/49 - 02/25/60 ~ § 679,284 602,950
6.194% (SOFR + 0.864%)
due 02/25/60 ~ § 278,253 267,941
6.344% (SOFR + 1.014%)
due 10/25/59 ~ § 81,946 80,995
6.394% (SOFR + 1.064%)
due 02/25/60 ~ § 454,999 416,317
6.635% (SOFR + 1.314%)
due 06/25/59 ~ § 102,211 99,744
7.513% due 10/25/63 ~ § 182,533 185,897
Oceanview Mortgage Trust
2.500% due 12/25/51 ~ § 1,379,705 1,195,072
Sequoia Mortgage Trust
4.000% due 06/25/48 - 08/25/48 ~ § 264,724 247,580
4.500% due 08/25/48 ~ § 14,026 13,688
SG Residential Mortgage Trust
1.381% due 05/25/65 ~ § 330,392 292,591
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 707,251 641,986
1.162% due 08/25/56 ~ § 2,012,577 1,680,341
2.408% due 02/25/50 ~ § 599,981 562,803
2.916% due 09/27/49 ~ § 583,848 563,872
Towd Point Mortgage Trust
3.750% due 03/25/58 - 05/25/58 ~ § 1,988,574 1,908,630
3.750% due 09/25/62 ~ 2,511,114 2,340,541
TRK Trust
1.409% due 07/25/56 ~ § 361,865 312,054
Verus Securitization Trust
0.918% due 02/25/64 ~ § 589,027 523,648
1.031% due 02/25/66 ~ § 529,411 458,971
1.052% due 01/25/66 ~ § 408,842 360,185
1.155% due 01/25/66 ~ § 243,433 214,014
1.373% due 09/25/66 ~ § 688,491 573,674
1.829% due 10/25/66 ~ § 2,643,354 2,299,290
1.977% due 03/25/60 ~ § 8,143 8,102
2.226% due 05/25/60 ~ § 160,192 158,385
3.288% due 01/25/67 ~ § 2,901,370 2,564,716
3.913% due 07/25/59 ~ § 212,901 204,842
4.117% due 07/25/59 ~ § 284,492 273,740
a
Principal
Amount Value
6.438% due 03/25/68 ~ § $ 1,534,755 $ 1,534,020
6.664% due 12/25/68 ~ § 303,082 304,867
6.939% due 09/25/68 ~ § 1,282,079 1,292,395
7.272% due 10/25/68 ~ § 2,473,775 2,510,707
7.330% due 11/25/68 ~ § 2,700,701 2,739,868
Vista Point Securitization Trust
2.496% due 04/25/65 ~ § 175,302 162,325
Wells Fargo Mortgage-Backed Securities
Trust
2.500% due 09/25/51 ~ § 1,546,282 1,348,977
65,188,280
Fannie Mae - 2.6%
due 04/01/54 # 2,740,000 2,765,373
2.000% due 10/01/50  634,414 505,720
2.500% due 11/01/51 - 01/01/52 3,189,176 2,660,336
3.000% due 09/01/28 - 06/01/52 8,522,460 7,561,334
3.500% due 01/01/44 - 01/01/52 1,411,563 1,284,162
4.000% due 03/01/41 - 09/01/52 4,128,954 3,835,451
4.500% due 05/01/41 - 07/01/52 6,928,905 6,663,851
5.000% due 07/01/24 - 09/01/53 2,735,813 2,698,351
5.098% (UST + 2.258%)
due 06/01/35 § 60,627 60,448
5.500% due 01/01/36 - 10/01/53 3,851,447 3,898,004
5.828% (UST + 2.250%)
due 06/01/33 § 172,626 177,000
5.964% (RFUCC + 1.503%)
due 02/01/33 § 14,184 14,132
6.000% due 03/01/37 - 08/01/53 12,514,802 12,753,421
6.230% (RFUCC + 1.605%)
due 04/01/33 § 15,977 15,928
6.399% (UST + 2.215%)
due 02/01/33 § 32,083 31,789
6.500% due 05/01/33  203,036 207,546
7.000% due 06/01/33  114,597 116,516
7.293% (RFUCC + 1.549%)
due 01/01/35 § 1,802 1,828
45,251,190
Freddie Mac - 1.1%
1.500% due 02/01/36  2,275,319 1,983,121
2.500% due 01/01/52 - 04/01/52 4,420,459 3,702,978
3.500% due 02/01/52  2,393,247 2,159,488
4.000% due 12/01/49 - 09/01/52 1,113,382 1,035,801
4.500% due 09/01/37 - 05/01/50 2,838,590 2,790,800
5.000% due 12/01/41 - 03/01/50 1,840,681 1,826,714
5.500% due 07/01/38 - 08/01/53 2,968,447 2,969,380
5.879% (UST + 2.250%)
due 08/01/35 § 128,949 132,225
6.000% due 02/01/53  1,260,617 1,293,033
6.076% (UST + 1.951%)
due 02/01/35 § 51,127 50,604
6.269% (UST + 2.179%)
due 09/01/35 § 82,299 83,123
7.000% due 03/01/39  133,156 137,654
7.500% due 06/01/38  115,073 119,384
18,284,305
Government National Mortgage Association - 1.2%
due 04/20/54 # 1,460,000 1,484,570
3.000% due 09/20/47  2,217,097 1,980,493
3.500% due 07/20/52  5,254,763 4,782,383
3.625% (UST + 1.500%)
due 09/20/34 - 01/20/35 § 593,930 591,370

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.000% due 10/20/50 - 10/20/52 $ 2,813,414 $ 2,638,809
4.500% due 08/20/47 - 10/20/52 6,961,449 6,695,861
5.000% due 12/20/34 - 05/20/48 1,193,380 1,196,256
5.500% due 09/15/45 - 02/20/49 1,040,791 1,062,468
6.000% due 07/15/36  141,693 146,231
20,578,441
Total Mortgage-Backed Securities
    (Cost $234,697,978) 224,576,085
ASSET-BACKED SECURITIES - 18.1%
Automobile Other - 5.6%
Ally Auto Receivables Trust
6.010% due 01/17/34 ~ 445,955 445,875
6.080% due 01/17/34 ~ 825,830 832,682
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26  1,665,000 1,606,107
1.060% due 08/18/26  980,000 952,318
1.290% due 06/18/27  2,095,000 1,944,666
1.590% due 10/20/25  138,124 137,692
1.800% due 12/18/25  1,175,000 1,161,269
4.810% due 04/18/28  4,195,000 4,155,416
5.800% due 12/18/28  1,150,000 1,159,875
Bayview Opportunity Master Fund VII LLC
due 12/26/31 # ~ 1,175,000 1,175,000
CarMax Auto Owner Trust
1.090% due 03/16/26  2,730,000 2,691,381
5.470% due 08/15/29  1,375,000 1,373,856
5.470% due 02/15/29  555,000 555,908
5.570% due 11/15/28  2,495,000 2,488,706
5.610% due 02/15/29  1,695,000 1,697,437
6.390% due 05/15/29  1,845,000 1,899,134
6.440% due 12/16/30  1,160,000 1,169,571
6.550% due 10/15/29  1,625,000 1,642,546
6.580% due 05/15/29  1,845,000 1,900,336
Exeter Automobile Receivables Trust
2.560% due 06/15/28  403,802 398,333
5.980% due 12/15/28  945,000 942,864
6.510% due 12/15/27  2,940,000 2,957,696
6.690% due 06/15/29  245,000 248,338
Ford Credit Auto Lease Trust
4.180% due 10/15/25  3,385,000 3,347,179
5.540% due 12/15/26  1,060,000 1,054,464
6.200% due 02/15/27  755,000 765,278
6.430% due 04/15/27  1,425,000 1,452,896
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~ 1,470,000 1,378,906
2.290% due 08/15/31 ~ 2,390,000 2,318,318
5.070% due 01/15/29  3,820,000 3,793,401
Ford Credit Floorplan Master Owner Trust A
5.750% due 05/15/28 ~ 1,485,000 1,482,748
6.620% due 05/15/28 ~ 1,765,000 1,783,042
GM Financial Automobile Leasing Trust
5.130% due 08/20/26  2,425,000 2,404,281
5.760% due 01/20/27  2,920,000 2,924,944
GM Financial Consumer Automobile
Receivables Trust
1.050% due 05/18/26  1,005,000 982,572
5.030% due 09/18/28  520,000 519,844
5.210% due 12/18/28  1,090,000 1,082,512
GMF Floorplan Owner Revolving Trust
5.730% due 06/15/28 ~ 5,330,000 5,332,218
a
Principal
Amount Value
Hyundai Auto Receivables Trust
1.600% due 12/15/26  $ 1,360,000 $ 1,335,700
Octane Receivables Trust
4.900% due 05/22/28 ~ 1,290,000 1,271,240
5.960% due 07/20/29 ~ 940,000 938,457
6.480% due 07/20/29 ~ 685,000 691,162
6.740% due 08/20/29 ~ 225,000 228,438
7.580% due 09/20/29 ~ 195,000 202,246
Santander Bank Auto Credit-Linked Notes
5.916% due 08/16/32 ~ 254,220 253,791
6.451% due 12/15/32 ~ 1,170,911 1,173,539
6.493% due 06/15/33 ~ 1,310,726 1,314,896
6.663% due 12/15/33 ~ 1,650,000 1,658,885
6.736% due 06/15/33 ~ 699,459 701,678
Santander Bank NA - SBCLN
1.833% due 12/15/31 ~ 85,455 84,236
Santander Consumer Auto Receivables
Trust
1.290% due 04/15/26 ~ 394,101 392,869
Santander Drive Auto Receivables Trust
2.850% due 04/17/28 ~ 4,605,000 4,492,196
3.760% due 07/16/29  3,340,000 3,241,687
4.740% due 10/16/28  1,330,000 1,314,631
5.090% due 05/15/30  905,000 895,389
5.240% due 05/15/28  3,500,000 3,486,466
Santander Retail Auto Lease Trust
1.110% due 03/20/26 ~ 1,290,000 1,280,203
3.850% due 03/22/27 ~ 990,000 974,009
SFS Auto Receivables Securitization Trust
5.510% due 01/20/32 ~ 260,000 261,288
5.710% due 01/22/30 ~ 1,895,000 1,916,426
U.S. Bank NA
6.789% due 08/25/32 ~ 213,126 214,437
World Omni Auto Receivables Trust
2.550% due 09/15/28  1,105,000 1,042,371
World Omni Select Auto Trust
0.840% due 06/15/26  49,433 49,321
1.250% due 10/15/26  1,375,000 1,355,505
1.440% due 11/15/27  540,000 503,914
5.870% due 08/15/28  1,200,000 1,206,047
96,640,636
Automobile Sequential - 1.4%
ARI Fleet Lease Trust
5.410% due 02/17/32 ~ 3,245,682 3,238,815
CarMax Auto Owner Trust
4.940% due 08/15/29  715,000 714,197
Enterprise Fleet Financing LLC
5.560% due 04/22/30 ~ 5,551,286 5,559,404
Ford Credit Auto Owner Trust
5.220% due 03/15/30  2,225,000 2,221,644
Navistar Financial Dealer Note Master
Owner Trust II
6.180% due 08/25/28 ~ 1,540,000 1,553,080
Octane Receivables Trust
1.210% due 09/20/28 ~ 492,530 481,604
5.870% due 05/21/29 ~ 759,691 760,597
5.880% due 06/20/31 ~ 3,838,804 3,842,008
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 539,969 540,762
6.024% due 12/15/32 ~ 330,055 331,738
SFS Auto Receivables Securitization Trust
4.950% due 05/21/29 ~ 780,000 776,828

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Wheels Fleet Lease Funding 1 LLC
6.460% due 08/18/38 ~ $ 3,920,000 $ 3,952,667
23,973,344
Home Equity Other - 0.1%
Finance of America HECM Buyout
4.000% due 08/01/32 ~ § 1,232,494 1,211,477
Other Asset-Backed Securities - 11.0%
Apidos CLO XVIII (Cayman)
6.472% (SOFR + 1.150%)
due 10/22/30 ~ § 3,590,000 3,590,220
Apidos CLO XXV Ltd. (Cayman)
6.458% (SOFR + 1.150%)
due 10/20/31 ~ § 6,040,000 6,040,000
Atrium XIII (Cayman)
6.470% (SOFR + 1.150%)
due 11/21/30 ~ § 6,045,000 6,061,322
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 2,775,000 2,791,607
Ballyrock CLO 15 Ltd. (Cayman)
6.636% (SOFR + 1.322%)
due 04/15/34 ~ § 1,215,000 1,214,520
BlueMountain CLO Ltd. (Cayman)
due 11/15/30 # ~ 4,615,000 4,615,000
BRE Grand Islander Timeshare Issuer LLC
3.280% due 09/26/33 ~ 357,020 343,523
Cedar Funding XIV CLO Ltd. (Cayman)
6.676% (SOFR + 1.362%)
due 07/15/33 ~ § 2,230,000 2,230,713
CIFC Funding Ltd. (Cayman)
6.626% (SOFR + 1.312%)
due 07/15/33 ~ § 4,185,000 4,194,157
6.630% (SOFR + 1.312%)
due 04/24/30 ~ § 2,703,245 2,703,777
DLLAA LLC
5.640% due 02/22/28 ~ 2,165,000 2,188,836
DLLST LLC
4.930% due 04/22/30 ~ 180,000 178,750
5.050% due 08/20/27 ~ 665,000 662,327
Driven Brands Funding LLC
4.739% due 04/20/48 ~ 980,200 962,919
Driven Brands Funding, LLC
3.981% due 10/20/49 ~ 938,350 883,905
4.641% due 04/20/49 ~ 598,500 580,692
Dryden 86 CLO Ltd. (Cayman)
6.678% (SOFR + 1.362%)
due 07/17/34 ~ § 5,775,000 5,769,829
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~ 1,069,150 1,019,231
2.690% due 03/25/30 ~ 139,784 138,616
6.160% due 02/25/38 ~ 1,300,926 1,322,950
7.300% due 02/25/38 ~ 1,119,891 1,142,088
FirstKey Homes Trust
1.339% due 08/17/37 ~ 2,885,417 2,719,370
1.567% due 10/19/37 ~ 843,000 788,368
1.740% due 08/17/37 ~ 2,170,000 2,046,222
1.968% due 10/19/37 ~ 5,395,000 5,035,696
2.241% due 08/17/37 ~ 3,355,000 3,164,760
FOCUS Brands Funding LLC
5.093% due 04/30/47 ~ 2,349,900 2,281,251
a
Principal
Amount Value
GoldenTree Loan Management U.S. CLO 1
Ltd. (Cayman)
6.709% (SOFR + 1.392%)
due 10/20/34 ~ § $ 4,870,000 $ 4,877,827
Hardee's Funding LLC
2.865% due 06/20/51 ~ 816,900 695,661
3.981% due 12/20/50 ~ 1,702,800 1,537,060
4.959% due 06/20/48 ~ 3,888,675 3,859,506
5.710% due 06/20/48 ~ 1,701,000 1,621,260
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 488,587 465,838
3.610% due 06/20/34 ~ 628,379 603,458
6.110% due 01/25/38 ~ 2,820,441 2,849,463
6.940% due 01/25/38 ~ 527,300 538,494
HPEFS Equipment Trust
1.290% due 03/20/29 ~ 1,710,000 1,675,133
5.910% due 04/20/28 ~ 1,495,000 1,499,770
6.130% due 08/20/29 ~ 3,555,000 3,567,988
6.480% due 01/21/31 ~ 635,000 643,967
6.970% due 07/21/31 ~ 630,000 641,809
KKR CLO 29 Ltd. (Cayman)
6.776% (SOFR + 1.462%)
due 01/15/32 ~ § 2,500,000 2,504,929
Madison Park Funding XXIII Ltd. (Cayman)
6.551% (SOFR + 1.232%)
due 07/27/31 ~ § 2,513,201 2,511,442
7.131% (SOFR + 1.812%)
due 07/27/31 ~ § 3,290,000 3,299,771
Madison Park Funding XXIX Ltd. (Cayman)
due 10/18/30 # ~ 4,675,000 4,675,000
Madison Park Funding XXXIII Ltd.
(Cayman)
6.604% (SOFR + 1.290%)
due 10/15/32 ~ § 3,565,000 3,567,852
Magnetite CLO XXV Ltd. (Cayman)
6.786% (SOFR + 1.462%)
due 01/25/32 ~ § 1,640,000 1,641,004
Magnetite XXV Ltd. (Cayman)
7.136% (SOFR + 1.812%)
due 01/25/32 ~ § 1,235,000 1,238,904
Marathon Static CLO Ltd. (Cayman)
6.483% (SOFR + 1.150%)
due 07/20/30 ~ § 4,580,000 4,580,026
Marble Point CLO XII Ltd. (Cayman)
6.586% (SOFR + 1.272%)
due 07/16/31 ~ § 1,651,850 1,650,717
Marble Point CLO XIV Ltd. (Cayman)
6.531% (SOFR + 1.200%)
due 01/20/32 ~ § 5,425,000 5,437,465
MidOcean Credit CLO XI Ltd. (Cayman)
7.096% (SOFR + 1.730%)
due 10/18/33 ~ § 1,480,000 1,484,930
8.016% (SOFR + 2.650%)
due 10/18/33 ~ § 2,220,000 2,215,713
MVW LLC
2.230% due 05/20/39 ~ 237,697 218,584
2.730% due 10/20/37 ~ 208,664 197,923
4.930% due 10/20/40 ~ 2,573,129 2,536,973
MVW Owner Trust
2.890% due 11/20/36 ~ 547,261 531,699
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 391,932 353,593
1.220% due 07/15/69 ~ 323,101 292,827
1.310% due 01/15/69 ~ 176,997 163,471

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.690% due 05/15/69 ~ $ 581,510 $ 531,118
2.150% due 11/15/68 ~ 3,007,327 2,797,581
2.400% due 10/15/68 ~ 446,463 419,902
2.460% due 11/15/68 ~ 800,746 753,613
2.640% due 05/15/68 ~ 810,680 767,941
3.420% due 01/15/43 ~ 955,300 929,987
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 761,719 690,576
Neuberger Berman Loan Advisers CLO 26
Ltd. (Cayman)
6.960% (SOFR + 1.662%)
due 10/18/30 ~ § 2,155,000 2,163,116
Neuberger Berman Loan Advisers CLO 32
Ltd. (Cayman)
6.561% (SOFR + 1.252%)
due 01/20/32 ~ § 980,000 981,519
Neuberger Berman Loan Advisers CLO 40
Ltd. (Cayman)
6.636% (SOFR + 1.322%)
due 04/16/33 ~ § 1,085,000 1,087,250
Oaktree CLO Ltd. (Cayman)
6.864% (SOFR + 1.550%)
due 07/15/33 ~ § 3,785,000 3,785,058
OCP CLO Ltd. (Cayman)
6.699% (SOFR + 1.382%)
due 07/20/29 ~ § 2,112,809 2,116,915
7.126% (SOFR + 1.812%)
due 07/15/30 ~ § 2,710,000 2,718,183
Octagon Investment Partners 39 Ltd.
(Cayman)
6.483% (SOFR + 1.150%)
due 10/20/30 ~ § 6,040,000 6,038,469
Progress Residential Trust
1.495% due 10/17/27 ~ 5,622,000 5,266,877
2.078% due 06/17/37 ~ 458,455 440,023
SEB Funding LLC
due 04/30/54 # ~ 2,700,000 2,734,376
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~ 955,190 896,720
3.510% due 07/20/37 ~ 214,257 207,690
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ 1,030,751 939,653
1.310% due 07/17/51 ~ 1,685,060 1,529,134
1.600% due 09/15/54 ~ 3,075,241 2,801,360
6.160% (SOFR + 0.834%)
due 01/15/37 ~ § 1,148,558 1,143,710
6.940% (SOFR + 1.614%)
due 04/15/32 ~ § 68,791 68,809
Symphony CLO XXIII Ltd. (Cayman)
6.596% (SOFR + 1.282%)
due 01/15/34 ~ § 3,617,975 3,623,400
Symphony CLO XXVI Ltd. (Cayman)
6.659% (SOFR + 1.342%)
due 04/20/33 ~ § 1,110,000 1,109,589
Symphony Static CLO I Ltd. (Cayman)
7.036% (SOFR + 1.712%)
due 10/25/29 ~ § 2,825,000 2,774,970
TCI-Flatiron CLO Ltd. (Cayman)
6.981% (SOFR + 1.662%)
due 01/29/32 ~ § 2,175,000 2,180,973
THL Credit Wind River CLO Ltd. (Cayman
Islands)
due 10/20/30 # ~ 6,880,000 6,880,000
a
Principal
Amount Value
Verdant Receivables LLC
6.240% due 01/13/31 ~ $ 2,442,332 $ 2,448,297
189,677,515
Total Asset-Backed Securities
    (Cost $311,466,893) 311,502,972
U.S. TREASURY OBLIGATIONS - 18.9%
U.S. Treasury Inflation Protected Securities - 0.5%
2.375% due 10/15/28 ^ 8,341,007 8,536,846
U.S. Treasury Notes - 18.4%
due 03/31/26 # 42,905,000 42,799,413
4.000% due 12/15/25 ‡ 2,335,000 2,306,633
4.125% due 02/15/27 ‡ 26,335,000 26,115,885
4.250% due 12/31/25  26,215,000 26,002,003
4.250% due 01/31/26  120,035,000 119,101,915
4.625% due 02/28/26  99,040,000 98,966,494
315,292,343
Total U.S. Treasury Obligations
    (Cost $324,840,997) 323,829,189
FOREIGN GOVERNMENT BONDS & NOTES - 0.9%
Korea Electric Power Corp. (South Korea)
5.375% due 07/31/26 ~ 5,300,000 5,321,264
Korea Housing Finance Corp. (South Korea)
4.625% due 02/24/28 ~ 3,300,000 3,285,672
Korea Hydro & Nuclear Power Co. Ltd.
(South Korea)
1.250% due 04/27/26 ~ 1,790,000 1,651,257
4.250% due 07/27/27 ~ 1,480,000 1,441,010
5.000% due 07/18/28 ~ 3,400,000 3,407,089
Total Foreign Government Bonds & Notes
    (Cost $15,228,652) 15,106,292
MUNICIPAL BONDS - 0.1%
Golden State Tobacco Securitization Corp.
1.711% due 06/01/24  1,505,000 1,494,760
Total Municipal Bonds
    (Cost $1,505,000) 1,494,760
SHORT-TERM INVESTMENTS - 4.2%
Commercial Paper - 1.3%
a
Bacardi-Martini BV (Bermuda)
6.135% due 04/25/24 ~ 4,545,000 4,524,343
Crown Castle, Inc.
5.830% due 04/30/24 ~ 4,535,000 4,510,810
International Flavors & Fragrances, Inc.
5.671% due 04/03/24 ~ 4,540,000 4,535,896
VF Corp.
5.704% due 07/23/24 ~ 4,515,000 4,435,644
Walgreens Boots Alliance, Inc.
6.448% due 04/15/24 ~ 4,545,000 4,531,054
22,537,747

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
a
Repurchase Agreements - 2.9%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$50,507,352; collateralized by U.S.
Treasury Bonds: 2.000% due 01/15/26
and value $51,489,261) $ 50,479,588 $ 50,479,588
Total Short-Term Investments
(Cost $73,018,622) 73,017,335
TOTAL INVESTMENTS - 103.0%
(Cost $1,784,469,356) 1,767,489,349
DERIVATIVES - 0.0% (763,790)
OTHER ASSETS & LIABILITIES, NET - (3.0%) (50,845,055)
NET ASSETS - 100.0% $ 1,715,880,504
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 06/24 2,168 $ 443,747,517 $ 443,322,127 ( $ 425,390 )
a
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 06/24 70 7,480,043 7,491,094 (11,051)
CBOT 10 Year U.S. Treasury Notes 06/24 359 39,638,138 39,776,078 (137,940)
CBOT Ultra 10 Year U.S. Treasury Notes 06/24 257 29,317,713 29,454,609 (136,896)
CME Ultra Long Term U.S. Treasury Bond 06/24 26 3,301,487 3,354,000 (52,513)
( $ 338,400 )
Total Futures Contracts ( $ 763,790 )
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 817,962,716 $ – $ 817,962,716 $ –
Mortgage-Backed Securities 224,576,085 – 224,576,085 –
Asset-Backed Securities 311,502,972 – 311,502,972 –
U.S. Treasury Obligations 323,829,189 – 323,829,189 –
Foreign Government Bonds & Notes 15,106,292 – 15,106,292 –
Municipal Bonds 1,494,760 – 1,494,760 –
Short-Term Investments 73,017,335 – 73,017,335 –
Total Assets 1,767,489,349 – 1,767,489,349 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (763,790) (763,790) – –
Total Liabilities (763,790) (763,790) – –
Total $ 1,766,725,559 ( $ 763,790 ) $ 1,767,489,349 $ –

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 34.5%
Azerbaijan - 0.2%
SOCAR Turkey Enerji AS via Steas Funding
1 DAC
7.230% due 03/17/26 ~ $ 720,000 $ 716,454
Brazil - 5.8%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ 2,351,523 2,290,482
Aegea Finance SARL
9.000% due 01/20/31 ~ 1,225,000 1,298,154
Cosan Luxembourg SA
7.250% due 06/27/31 ~ 2,075,000 2,120,517
CSN Inova Ventures
6.750% due 01/28/28 ~ 2,375,000 2,329,391
FS Luxembourg SARL
8.875% due 02/12/31 ~ 1,800,000 1,783,826
Globo Comunicacao e Participacoes SA
4.875% due 01/22/30 ~ 1,275,000 1,116,360
5.500% due 01/14/32 ~ 1,100,000 956,182
Minerva Luxembourg SA
8.875% due 09/13/33 ~ 2,850,000 3,000,423
Samarco Mineracao SA
9.500% Cash or 9.000% PIK due
06/30/31 ~ 2,893,126 2,612,920
Usiminas International SARL
5.875% due 07/18/26 ~ 800,000 790,557
18,298,812
Chile - 0.8%
Sociedad Quimica y Minera de Chile SA
6.500% due 11/07/33 ~ 2,475,000 2,591,694
China - 0.1%
Country Garden Holdings Co. Ltd.
4.200% due 02/06/26 ~ ∂ 2,100,000 149,100
6.150% due 09/17/25 * ~ ∂ 200,000 13,664
7.250% due 04/08/26 * ~ ∂ 1,775,000 124,250
287,014
Czech Republic - 2.2%
Ceska sporitelna AS
5.737% due 03/08/28 ~ EUR 1,300,000 1,451,605
5.943% due 06/29/27 ~ 400,000 446,931
Energo-Pro AS
8.500% due 02/04/27 ~ $ 3,000,000 3,042,810
Raiffeisenbank AS
7.125% due 01/19/26 ~ EUR 1,700,000 1,865,838
6,807,184
Israel - 2.6%
Energean Israel Finance Ltd.
5.375% due 03/30/28 ~ $ 1,675,000 1,534,585
8.500% due 09/30/33 ~ 2,305,000 2,286,560
Energian Israel Finance Ltd.
4.875% due 03/30/26 ~ 725,000 689,702
Israel Discount Bank Ltd.
5.375% due 01/26/28 ~ 1,175,000 1,151,255
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ 2,550,000 2,469,150
8,131,252
a
Principal
Amount Value
Kazakhstan - 1.4%
Tengizchevroil Finance Co. International Ltd.
4.000% due 08/15/26 ~ $ 4,600,000 $ 4,357,792
Macau - 0.4%
MGM China Holdings Ltd.
5.250% due 06/18/25 ~ 975,000 962,572
Wynn Macau Ltd.
5.500% due 01/15/26 ~ 450,000 439,022
1,401,594
Mexico - 5.2%
Banco Mercantil del Norte SA
5.875% due 01/24/27 ~ 2,900,000 2,765,662
BBVA Bancomer SA
5.125% due 01/18/33 ~ 1,200,000 1,115,988
8.450% due 06/29/38 ~ 3,200,000 3,381,159
Cemex SAB de CV
9.125% due 03/14/28 ~ 1,575,000 1,711,992
Comision Federal de Electricidad
5.000% due 09/29/36 ~ 1,129,600 1,008,168
Electricidad Firme de Mexico Holdings SA
de CV
4.900% due 11/20/26 ~ 2,075,000 1,967,846
Petroleos Mexicanos
6.490% due 01/23/27  1,800,000 1,699,092
6.500% due 03/13/27  2,750,000 2,592,186
16,242,093
Multi-National - 2.9%
Asian Development Bank
6.720% due 02/08/28  INR 79,400,000 949,355
European Bank for Reconstruction &
Development
6.300% due 10/26/27  321,600,000 3,801,206
Inter-American Development Bank
5.700% due 11/12/24  54,000,000 643,095
7.000% due 01/25/29  43,000,000 514,827
International Bank for Reconstruction &
Development
6.850% due 04/24/28  72,000,000 863,567
7.050% due 07/22/29  189,000,000 2,292,106
9,064,156
Nigeria - 2.0%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 1,975,000 2,020,527
IHS Holding Ltd.
5.625% due 11/29/26 ~ $ 1,225,000 1,142,215
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 3,225,000 3,083,777
6,246,519
Romania - 1.0%
Banca Comerciala Romana SA
7.625% due 05/19/27 ~ EUR 1,300,000 1,479,793
Banca Transilvania SA
8.875% due 04/27/27 ~ 1,400,000 1,603,694
3,083,487
Saudi Arabia - 1.4%
Greensaif Pipelines Bidco SARL
6.129% due 02/23/38 ~ $ 3,100,000 3,153,731

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
TMS Issuer SARL
5.780% due 08/23/32 ~ $ 1,250,000 $ 1,290,235
4,443,966
Singapore - 0.8%
Puma International Financing SA
5.000% due 01/24/26 ~ 2,550,000 2,473,531
South Africa - 1.2%
Sasol Financing USA LLC
8.750% due 05/03/29 ~ 2,275,000 2,320,927
Transnet SOC Ltd.
8.250% due 02/06/28 ~ 1,350,000 1,345,876
3,666,803
Tanzania - 0.3%
HTA Group Ltd.
7.000% due 12/18/25 ~ 1,118,000 1,117,530
Turkey - 1.2%
WE Soda Investments Holding PLC
9.375% due 02/14/31 ~ 825,000 849,420
9.500% due 10/06/28 ~ 2,925,000 3,044,732
3,894,152
Ukraine - 0.2%
NPC Ukrenergo
6.875% due 11/09/28 * ~ ∂ 1,325,000 507,276
United Arab Emirates - 1.7%
Galaxy Pipeline Assets Bidco Ltd.
2.160% due 03/31/34 ~ 5,429,680 4,680,386
MAF Global Securities Ltd.
7.875% due 06/30/27 ~ 725,000 760,708
5,441,094
United Kingdom - 2.4%
HSBC Holdings PLC
6.254% due 03/09/34  3,700,000 3,901,360
Standard Chartered PLC
6.097% due 01/11/35 ~ 3,600,000 3,709,666
7,611,026
United States - 0.5%
JPMorgan Chase Bank NA
35.600% due 03/15/34 ~ TRY 825,000,000 1,499,037
Venezuela - 0.2%
Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ ∂ $ 1,432,000 136,170
9.750% due 05/17/35 * ~ ∂ 2,733,498 314,352
12.750% * ~ ∂ 1,152,000 145,728
596,250
Total Corporate Bonds & Notes
    (Cost $108,305,074) 108,478,716
FOREIGN GOVERNMENT BONDS & NOTES - 56.9%
Angola - 1.1%
Angola Government
8.250% due 05/09/28 ~ 3,700,000 3,572,399
a
Principal
Amount Value
Argentina - 3.1%
Argentine Republic Government
0.750% due 07/09/30 § $ 6,075,000 $ 3,197,272
3.625% due 07/09/35 § 9,800,000 4,087,450
4.250% due 01/09/38 § 2,275,000 1,059,680
Provincia de Buenos Aires/Government
6.375% due 09/01/37 ~ § 3,116,898 1,277,666
9,622,068
Brazil - 5.8%
Brazil Notas do Tesouro Nacional
6.000% due 08/15/50 ^ BRL 3,525,000 3,067,111
10.000% due 01/01/33  38,825,000 7,365,749
Brazil Notas do Tesouro Nacional Class F
10.000% due 01/01/27  38,700,000 7,679,641
18,112,501
Colombia - 4.6%
Colombia Government
4.500% due 03/15/29  $ 2,875,000 2,653,483
7.500% due 02/02/34  4,325,000 4,430,539
Colombia TES
6.000% due 04/28/28  COP 31,500,000,000 7,252,674
14,336,696
Dominican Republic - 1.6%
Dominican Republic
4.500% due 01/30/30 ~ $ 3,200,000 2,923,767
5.500% due 02/22/29 ~ 1,100,000 1,070,584
5.950% due 01/25/27 ~ 1,050,000 1,047,326
5,041,677
Ecuador - 2.6%
Ecuador Government
3.500% due 07/31/35 ~ § 6,575,000 3,477,814
6.000% due 07/31/30 ~ § 6,725,000 4,577,288
8,055,102
Egypt - 2.4%
Egypt Government
5.800% due 09/30/27 ~ 4,450,000 4,026,315
7.300% due 09/30/33 ~ 4,100,000 3,369,011
7,395,326
Gabon - 0.8%
Gabon Government
6.625% due 02/06/31 ~ 3,000,000 2,566,974
Ghana - 0.7%
Ghana Government
6.375% due 02/11/27 * ~ ∂ 450,000 232,106
7.750% due 04/07/29 * ~ ∂ 1,860,000 961,846
8.625% due 04/07/34 * ~ ∂ 2,050,000 1,058,103
2,252,055
Guatemala - 1.2%
Guatemala Government
5.250% due 08/10/29 ~ 2,650,000 2,570,973
7.050% due 10/04/32 ~ 1,200,000 1,275,750
3,846,723
Hungary - 0.4%
Hungary Government
6.125% due 05/22/28 ~ 1,350,000 1,384,653

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Indonesia - 4.7%
Indonesia Treasury
6.375% due 08/15/28  IDR 47,400,000,000 $ 2,974,316
6.500% due 02/15/31  14,100,000,000 882,569
6.625% due 02/15/34  99,000,000,000 6,195,477
6.875% due 04/15/29  63,500,000,000 4,050,683
7.000% due 02/15/33  10,100,000,000 651,082
14,754,127
Iraq - 1.3%
Iraq Government
5.800% due 01/15/28 ~ $ 4,162,500 3,928,006
Israel - 2.1%
Israel Government
5.500% due 03/12/34  6,775,000 6,719,784
Ivory Coast - 1.5%
Ivory Coast Government
4.875% due 01/30/32 ~ EUR 3,511,000 3,274,400
8.250% due 01/30/37 ~ $ 1,325,000 1,332,076
4,606,476
Kenya - 1.1%
Republic of Kenya Government
7.250% due 02/28/28 ~ 1,750,000 1,674,608
9.750% due 02/16/31 ~ 1,875,000 1,925,391
3,599,999
Mexico - 3.0%
Mexican Bonos
7.750% due 11/23/34  MXN 118,600,000 6,384,332
Mexico Government
6.050% due 01/11/40  $ 1,326,000 1,313,761
6.350% due 02/09/35  1,600,000 1,653,450
9,351,543
Nigeria - 1.5%
Nigeria Government
6.125% due 09/28/28 ~ 4,325,000 3,924,660
7.143% due 02/23/30 ~ 875,000 796,840
4,721,500
Peru - 2.8%
Peru Government
5.400% due 08/12/34  PEN 16,050,000 3,717,311
6.150% due 08/12/32  20,200,000 5,105,634
8,822,945
Poland - 4.0%
Republic of Poland Government
5.125% due 09/18/34  $ 2,025,000 2,026,134
5.500% due 03/18/54  975,000 972,192
6.000% due 10/25/33  PLN 14,000,000 3,648,797
7.500% due 07/25/28  21,725,000 5,893,413
12,540,536
Romania - 1.3%
Romania Government
6.375% due 01/30/34 ~ $ 3,940,000 4,002,429
Saudi Arabia - 1.3%
Saudi Government
5.750% due 01/16/54 ~ 4,100,000 4,069,250
a
Principal
Amount Value
Slovenia - 1.1%
Slovenia Government
5.000% due 09/19/33 ~ $ 3,425,000 $ 3,440,204
South Africa - 2.0%
Republic of South Africa Government
7.300% due 04/20/52  2,250,000 1,954,688
8.000% due 01/31/30  ZAR 94,200,000 4,425,510
8.750% due 02/28/48  2,000 73
6,380,271
Tunisia - 1.1%
Tunisian Republic
6.375% due 07/15/26 ~ EUR 3,950,000 3,600,100
Ukraine - 2.1%
State Agency of Roads of Ukraine
6.250% due 06/24/30 * ~ ∂ $ 4,700,000 1,378,510
Ukraine Government
7.750% due 09/01/26 * ~ ∂ 575,000 204,103
7.750% due 09/01/29 * ~ ∂ 6,725,000 2,188,530
7.750% due 08/01/41 * ~ ∂ § 4,800,000 2,675,098
6,446,241
Uzbekistan - 0.3%
Republic of Uzbekistan
7.850% due 10/12/28 ~ 1,025,000 1,073,493
Venezuela - 0.3%
Venezuela Government
8.250% due 10/13/24 * ~ ∂ 1,784,900 264,169
9.000% * ~ ∂ 816,000 122,941
11.750% due 10/21/26 * ~ ∂ 2,249,400 417,328
12.750% * ~ ∂ 1,624,000 284,116
1,088,554
Zambia - 1.1%
Zambia Government
8.500% due 04/14/24 * ~ ∂ 2,125,000 1,576,325
8.970% due 07/30/27 * ~ ∂ 2,375,000 1,752,679
3,329,004
Total Foreign Government Bonds & Notes
    (Cost $173,377,251) 178,660,636

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $14,506,394 or
4.6% of the Fund’s net assets were in default.
(b) As of March 31, 2024, open futures contracts outstanding were as follows:
(c) As of March 31, 2024, forward foreign currency contracts outstanding were as follows:
(d) As of March 31, 2024, swap agreements outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 4.9%
Repurchase Agreements - 4.9%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$15,468,689; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $15,769,482) $ 15,460,186 $ 15,460,186
Total Short-Term Investments
(Cost $15,460,186) 15,460,186
TOTAL INVESTMENTS - 96.3%
(Cost $297,142,511) 302,599,538
DERIVATIVES - 0.3% 1,067,716
OTHER ASSETS & LIABILITIES, NET - 3.4% 10,705,228
NET ASSETS - 100.0% $ 314,372,482
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Eurex 5 Year Euro BOBL 06/24 155 $ 19,631,063 $ 19,773,970 $ 142,907
a
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 875,000 USD 951,409 04/24 HSB $ – ( $ 6,968 )
KRW 12,312,000,000 USD 9,287,519 04/24 CIT – (153,944)
TRY 33,000,000 USD 1,013,514 04/24 JPM 341 –
USD 9,298,088 CNH 67,500,000 04/24 CIT – (2,823)
USD 18,528,146 CNH 133,400,000 04/24 HSB 146,789 –
USD 17,287,254 EUR 15,790,000 04/24 HSB 244,131 –
USD 4,449,388 KRW 6,000,000,000 04/24 HSB – (1,672)
USD 4,458,640 PEN 16,500,000 04/24 CIT 25,218 –
USD 991,735 TRY 33,000,000 04/24 JPM – (22,119)
USD 4,505,789 ZAR 85,600,000 04/24 JPM – (5,493)
Total Forward Foreign Currency Contracts $ 416,479 ( $ 193,019 )
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
03/31/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Construction Bank Corp. Q 1.000% 12/20/25 GSC 0.383% $ 5,000,000 ( $ 53,027 ) ( $ 55,144 ) $ 2,117
China Construction Bank Corp. Q 1.000% 12/20/25 GSC 0.383% 6,550,000 (69,465) (65,368) (4,097)
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/25 GSC 0.392% 5,000,000 (52,321) (55,144) 2,823
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/25 GSC 0.392% 6,450,000 (67,494) (64,335) (3,159)
China Development Bank Q 1.000% 12/20/25 GSC 0.393% 6,200,000 (64,751) (69,002) 4,251
China Development Bank Q 1.000% 12/20/25 GSC 0.393% 4,300,000 (44,907) (43,176) (1,731)
Bank of China Ltd. Q 1.000% 12/20/25 GSC 0.406% 8,400,000 (86,727) (90,205) 3,478

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
03/31/24 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bank of China Ltd. Q 1.000% 12/20/25 GSC 0.406% $ 3,800,000 ( $ 38,864 ) ( $ 36,051 ) ( $ 2,813 )
a
Total Credit Default Swaps ( $ 477,556 ) ( $ 478,425 ) $ 869
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative.
The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.160% 3 Month KRW KWCDC Q/Q LCH 06/19/29 KRW 26,100,000,000 ( $ 52,099 ) $ – ( $ 52,099 )
a –
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Egypt Treasury Bills SOFR + 0.700% Z HSB 06/13/24 $ 1,159,168 $ 68,256 $ – $ 68,256
Egypt Treasury Bills SOFR + 0.700% Z HSB 06/14/24 568,753 42,585 – 42,585
Egypt Treasury Bills SOFR + 0.600% Z JPM 06/20/24 1,125,088 24,118 – 24,118
Egypt Treasury Bills SOFR + 0.700% Z HSB 06/21/24 525,861 25,986 – 25,986
Egypt Treasury Bills SOFR + 0.600% Z JPM 09/19/24 1,128,452 46,330 – 46,330
Egypt Treasury Bills SOFR + 0.600% Z JPM 09/26/24 711,733 (2,684) – (2,684)
Egypt Treasury Bills SOFR + 0.600% Z JPM 12/19/24 1,125,652 31,378 – 31,378
Egypt Treasury Bills SOFR + 0.600% Z JPM 03/06/25 1,052,580 (9,543) – (9,543)
Nigeria Treasury Bills ±
1 Day USD Fed
Funds + 0.000% Z CIT 03/10/25 1,524,387 314,502 – 314,502
Nigeria Treasury Bills ±
1 Day USD Fed
Funds + 0.000% Z CIT 03/17/25 680,851 158,083 – 158,083
Egypt Treasury Bills SOFR + 0.600% Z JPM 03/20/25 1,127,515 50,339 – 50,339
Nigeria Treasury Bills ±
1 Day USD Fed
Funds + 0.000% Z CIT 04/02/25 1,684,162 30,341 – 30,341
Zambia Government Bonds
1 Day USD Fed
Funds + 0.000% Z CIT 12/18/27 725,733 (27,112) – (27,112)
$ 752,579 $ – $ 752,579
Total Swap Agreements $ 222,924 ( $ 478,425 ) $ 701,349

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(e) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 108,478,716 $ – $ 108,478,716 $ –
Foreign Government Bonds & Notes 178,660,636 – 178,660,636 –
Short-Term Investments 15,460,186 – 15,460,186 –
Derivatives:
Credit Contracts
Swaps 12,669 – 12,669 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 416,479 – 416,479 –
Interest Rate Contracts
Futures 142,907 142,907 – –
Swaps 791,918 – 288,992 502,926
Total Interest Rate Contracts 934,825 142,907 288,992 502,926
Total Asset - Derivatives 1,363,973 142,907 718,140 502,926
Total Assets 303,963,511 142,907 303,317,678 502,926
a
Liabilities Due to Custodian (31,692) – (31,692) –
Derivatives:
Credit Contracts
Swaps (11,800) – (11,800) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (193,019) – (193,019) –
Interest Rate Contracts
Swaps (91,438) – (91,438) –
Total Liabilities - Derivatives (296,257) – (296,257) –
Total Liabilities (327,949) – (327,949) –
Total $ 303,635,562 $ 142,907 $ 302,989,729 $ 502,926

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
spacing
Dr Ing hc F Porsche AG ~ (Germany)  9,769 $ 971,603
Total Preferred Stocks
    (Cost $899,456) 971,603
COMMON STOCKS - 96.9%
Basic Materials - 2.4%
spacing
Linde PLC 18,986 8,815,579
RPM International, Inc. 15,642 1,860,616
Sherwin-Williams Co. 14,632 5,082,133
15,758,328
Communications - 0.7%
spacing
T-Mobile U.S., Inc. 27,888 4,551,879
Consumer, Cyclical - 10.2%
spacing
Costco Wholesale Corp. 4,829 3,537,870
Cummins, Inc. 10,312 3,038,431
Dollar General Corp. 23,733 3,703,772
Hilton Worldwide Holdings, Inc. 40,971 8,739,524
Home Depot, Inc. 22,509 8,634,452
Las Vegas Sands Corp. 49,164 2,541,779
Marriott International, Inc. Class A  7,673 1,935,975
McDonald's Corp. 21,802 6,147,074
NIKE, Inc. Class B  27,889 2,621,008
Ross Stores, Inc. 60,326 8,853,444
Target Corp. 23,154 4,103,120
Tractor Supply Co. 11,205 2,932,573
Walmart, Inc. 120,942 7,277,080
Yum! Brands, Inc. 26,596 3,687,535
67,753,637
Consumer, Non-Cyclical - 24.4%
spacing
AbbVie, Inc. 35,135 6,398,083
Agilent Technologies, Inc. 39,378 5,729,893
AstraZeneca PLC ADR (United Kingdom)  106,194 7,194,644
Automatic Data Processing, Inc. 13,689 3,418,691
Avery Dennison Corp. 24,294 5,423,635
Becton Dickinson & Co. 27,635 6,838,281
Cigna Group 11,099 4,031,046
Coca-Cola Co. 119,066 7,284,458
Colgate-Palmolive Co. 81,029 7,296,661
Constellation Brands, Inc. Class A  11,934 3,243,184
Danaher Corp. 28,161 7,032,365
Elevance Health, Inc. 11,050 5,729,867
Eli Lilly & Co. 15,813 12,301,881
Equifax, Inc. 9,936 2,658,079
GE HealthCare Technologies, Inc. 42,312 3,846,584
Johnson & Johnson 20,740 3,280,861
Kenvue, Inc. 191,112 4,101,264
McKesson Corp. 19,887 10,676,336
Medtronic PLC 13,503 1,176,786
Mondelez International, Inc. Class A  104,593 7,321,510
PepsiCo, Inc. 31,269 5,472,388
Philip Morris International, Inc. 50,131 4,593,002
S&P Global, Inc. 7,776 3,308,299
Stryker Corp. 21,666 7,753,611
Thermo Fisher Scientific, Inc. 17,843 10,370,530
a Shares Value
UnitedHealth Group, Inc. 22,514 $ 11,137,676
Zoetis, Inc. 30,248 5,118,264
162,737,879
Energy - 4.8%
spacing
ConocoPhillips 36,659 4,665,958
EOG Resources, Inc. 38,182 4,881,187
EQT Corp. 108,158 4,009,417
Exxon Mobil Corp. 77,864 9,050,911
Schlumberger NV 133,256 7,303,761
Williams Cos., Inc. 56,469 2,200,597
32,111,831
Financial - 17.8%
spacing
American Express Co. 32,662 7,436,811
American Tower Corp. REIT 27,112 5,357,060
Aon PLC Class A  7,002 2,336,707
Bank of America Corp. 208,853 7,919,706
Charles Schwab Corp. 102,493 7,414,344
Chubb Ltd. 51,293 13,291,555
Equity Residential REIT 99,791 6,297,810
Goldman Sachs Group, Inc. 8,342 3,484,370
Hartford Financial Services Group, Inc. 47,644 4,909,714
JPMorgan Chase & Co. 69,149 13,850,545
Marsh & McLennan Cos., Inc. 54,272 11,178,947
Morgan Stanley 67,334 6,340,169
Progressive Corp. 29,633 6,128,697
Rexford Industrial Realty, Inc. REIT 47,792 2,403,938
Visa, Inc. Class A  53,852 15,029,016
Wells Fargo & Co. 88,423 5,124,997
118,504,386
Industrial - 14.7%
spacing
Amphenol Corp. Class A  71,280 8,222,148
Ball Corp. 26,143 1,760,993
CSX Corp. 93,902 3,480,947
General Electric Co. 81,193 14,251,807
Honeywell International, Inc. 40,325 8,276,706
Howmet Aerospace, Inc. 98,359 6,730,706
Illinois Tool Works, Inc. 9,947 2,669,079
JB Hunt Transport Services, Inc. 13,506 2,691,071
Northrop Grumman Corp. 12,336 5,904,750
Old Dominion Freight Line, Inc. 21,310 4,673,496
Otis Worldwide Corp. 31,383 3,115,390
Rockwell Automation, Inc. 8,102 2,360,356
Schneider Electric SE 20,022 4,526,501
Stanley Black & Decker, Inc. 33,618 3,292,211
TE Connectivity Ltd. 38,637 5,611,638
Toro Co. 22,049 2,020,350
Trane Technologies PLC 14,276 4,285,655
Union Pacific Corp. 26,660 6,556,494
Waste Connections, Inc. 42,530 7,315,585
97,745,883
Technology - 19.7%
spacing
Accenture PLC Class A  34,338 11,901,894
Analog Devices, Inc. 22,602 4,470,449
Apple, Inc. 139,648 23,946,839
Applied Materials, Inc. 40,043 8,258,068
Broadridge Financial Solutions, Inc. 36,010 7,377,009
KLA Corp. 13,395 9,357,345
Microchip Technology, Inc. 54,050 4,848,825
Microsoft Corp. 107,743 45,329,635

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
QUALCOMM, Inc. 19,142 $ 3,240,741
Roper Technologies, Inc. 17,440 9,781,050
Texas Instruments, Inc. 17,791 3,099,370
131,611,225
Utilities - 2.2%
spacing
Ameren Corp. 62,899 4,652,010
Atmos Energy Corp. 24,934 2,963,905
CMS Energy Corp. 64,885 3,915,161
NextEra Energy, Inc. 37,080 2,369,783
WEC Energy Group, Inc. 11,937 980,266
14,881,125
Total Common Stocks
    (Cost $464,673,747) 645,656,173
Principal
Amount
SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$18,859,044; collateralized by U.S.
Treasury Bonds: 2.000% due 01/15/26
and value $19,225,803) $ 18,848,677 18,848,677
Total Short-Term Investments
(Cost $18,848,677) 18,848,677
TOTAL INVESTMENTS - 99.8%
(Cost $484,421,880) 665,476,453
OTHER ASSETS & LIABILITIES, NET - 0.2% 1,172,451
NET ASSETS - 100.0% $ 666,648,904
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 971,603 $ – $ 971,603 $ –
Common Stocks
Basic Materials 15,758,328 15,758,328 – –
Communications 4,551,879 4,551,879 – –
Consumer, Cyclical 67,753,637 67,753,637 – –
Consumer, Non-Cyclical 162,737,879 162,737,879 – –
Energy 32,111,831 32,111,831 – –
Financial 118,504,386 118,504,386 – –
Industrial 97,745,883 93,219,382 4,526,501 –
Technology 131,611,225 131,611,225 – –
Utilities 14,881,125 14,881,125 – –
Total Common Stocks 645,656,173 641,129,672 4,526,501 –
Short-Term Investments 18,848,677 – 18,848,677 –
Total $ 665,476,453 $ 641,129,672 $ 24,346,781 $ –

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.2%
Basic Materials - 1.9%
spacing
Air Products & Chemicals, Inc. 25,212 $ 6,108,111
Albemarle Corp. 13,583 1,789,424
Celanese Corp. 10,995 1,889,601
CF Industries Holdings, Inc. 21,289 1,771,458
Dow, Inc. 79,905 4,628,897
DuPont de Nemours, Inc. 48,365 3,708,144
Eastman Chemical Co. 12,689 1,271,692
Ecolab, Inc. 28,686 6,623,597
FMC Corp. 14,448 920,338
Freeport-McMoRan, Inc. 161,705 7,603,369
International Flavors & Fragrances, Inc. 29,169 2,508,242
International Paper Co. 38,497 1,502,153
Linde PLC 54,534 25,321,227
LyondellBasell Industries NV Class A  28,992 2,965,302
Mosaic Co. 38,002 1,233,545
Newmont Corp. 130,132 4,663,931
Nucor Corp. 27,649 5,471,737
PPG Industries, Inc. 26,246 3,803,045
Sherwin-Williams Co. 26,727 9,283,089
Steel Dynamics, Inc. 17,533 2,598,917
95,665,819
Communications - 14.6%
spacing
Airbnb, Inc. Class A * 49,234 8,121,641
Alphabet, Inc. Class A * 665,573 100,454,933
Alphabet, Inc. Class C * 560,165 85,290,723
Amazon.com, Inc. * 1,033,258 186,379,078
Arista Networks, Inc. * 28,484 8,259,790
AT&T, Inc. 801,842 14,112,419
Booking Holdings, Inc. 3,924 14,235,801
CDW Corp. 15,320 3,918,550
Charter Communications, Inc. Class A * 11,485 3,337,885
Cisco Systems, Inc. 459,322 22,924,761
Comcast Corp. Class A  451,622 19,577,814
Corning, Inc. 87,934 2,898,305
eBay, Inc. 60,051 3,169,492
Etsy, Inc. * 14,276 981,047
Expedia Group, Inc. * 14,995 2,065,561
F5, Inc. * 7,043 1,335,282
FactSet Research Systems, Inc. 4,457 2,025,216
Fox Corp. Class A  26,040 814,271
Fox Corp. Class B  14,368 411,212
Gen Digital, Inc. 65,904 1,476,250
Interpublic Group of Cos., Inc. 41,460 1,352,840
Juniper Networks, Inc. 36,259 1,343,758
Match Group, Inc. * 30,383 1,102,295
Meta Platforms, Inc. Class A  248,687 120,757,433
Motorola Solutions, Inc. 18,485 6,561,805
Netflix, Inc. * 49,224 29,895,212
News Corp. Class A  44,294 1,159,617
News Corp. Class B  11,270 304,966
Omnicom Group, Inc. 22,852 2,211,159
Palo Alto Networks, Inc. * 35,641 10,126,677
Paramount Global Class B  56,064 659,873
T-Mobile U.S., Inc. 59,030 9,634,877
Uber Technologies, Inc. * 231,439 17,818,489
VeriSign, Inc. * 10,174 1,928,075
Verizon Communications, Inc. 474,882 19,926,049
Walt Disney Co. 207,344 25,370,612
a Shares Value
Warner Bros Discovery, Inc. * 249,694 $ 2,179,829
734,123,597
Consumer, Cyclical - 8.3%
spacing
American Airlines Group, Inc. * 73,874 1,133,966
Aptiv PLC * 31,299 2,492,965
AutoZone, Inc. * 1,983 6,249,722
Bath & Body Works, Inc. 24,241 1,212,535
Best Buy Co., Inc. 22,158 1,817,621
BorgWarner, Inc. 27,071 940,447
Caesars Entertainment, Inc. * 25,691 1,123,724
CarMax, Inc. * 17,570 1,530,523
Carnival Corp. * 111,201 1,817,024
Chipotle Mexican Grill, Inc. * 3,077 8,944,131
Copart, Inc. * 98,954 5,731,416
Costco Wholesale Corp. 50,158 36,747,256
Cummins, Inc. 15,765 4,645,157
Darden Restaurants, Inc. 13,788 2,304,664
Deckers Outdoor Corp. * 2,901 2,730,595
Delta Air Lines, Inc. 72,066 3,449,799
Dollar General Corp. 24,746 3,861,861
Dollar Tree, Inc. * 22,989 3,060,985
Domino's Pizza, Inc. 3,903 1,939,323
DR Horton, Inc. 33,893 5,577,093
Fastenal Co. 63,873 4,927,163
Ford Motor Co. 442,311 5,873,890
General Motors Co. 130,493 5,917,858
Genuine Parts Co. 16,283 2,522,725
Hasbro, Inc. 15,081 852,378
Hilton Worldwide Holdings, Inc. 28,841 6,152,074
Home Depot, Inc. 112,473 43,144,643
Las Vegas Sands Corp. 41,742 2,158,061
Lennar Corp. Class A  28,430 4,889,391
Live Nation Entertainment, Inc. * 16,213 1,714,849
LKQ Corp. 29,051 1,551,614
Lowe's Cos., Inc. 64,906 16,533,505
Lululemon Athletica, Inc. * 12,811 5,004,617
Marriott International, Inc. Class A  27,696 6,987,978
McDonald's Corp. 82,070 23,139,637
MGM Resorts International * 30,067 1,419,463
NIKE, Inc. Class B  138,333 13,000,535
Norwegian Cruise Line Holdings Ltd. * 48,659 1,018,433
NVR, Inc. * 338 2,737,786
O'Reilly Automotive, Inc. * 6,654 7,511,568
PACCAR, Inc. 59,253 7,340,854
Pool Corp. 4,427 1,786,295
PulteGroup, Inc. 25,006 3,016,224
Ralph Lauren Corp. 4,766 894,864
Ross Stores, Inc. 38,056 5,585,099
Royal Caribbean Cruises Ltd. * 26,667 3,706,980
Southwest Airlines Co. 67,815 1,979,520
Starbucks Corp. 129,104 11,798,815
Tapestry, Inc. 24,193 1,148,684
Target Corp. 52,252 9,259,577
Tesla, Inc. * 313,199 55,057,252
TJX Cos., Inc. 128,670 13,049,711
Tractor Supply Co. 11,932 3,122,843
Ulta Beauty, Inc. * 5,652 2,955,318
United Airlines Holdings, Inc. * 38,529 1,844,769
VF Corp. 36,418 558,652
Walgreens Boots Alliance, Inc. 81,786 1,773,938
Walmart, Inc. 483,871 29,114,518
WW Grainger, Inc. 5,027 5,113,967
Wynn Resorts Ltd. 10,715 1,095,394

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Yum! Brands, Inc. 31,925 $ 4,426,401
418,998,650
Consumer, Non-Cyclical - 18.3%
spacing
Abbott Laboratories 195,859 22,261,334
AbbVie, Inc. 199,571 36,341,879
Agilent Technologies, Inc. 32,584 4,741,298
Align Technology, Inc. * 8,087 2,651,889
Altria Group, Inc. 197,312 8,606,749
Amgen, Inc. 60,155 17,103,270
Archer-Daniels-Midland Co. 59,969 3,766,653
Automatic Data Processing, Inc. 46,251 11,550,725
Avery Dennison Corp. 9,367 2,091,183
Baxter International, Inc. 57,089 2,439,984
Becton Dickinson & Co. 32,308 7,994,615
Bio-Rad Laboratories, Inc. Class A * 2,240 774,749
Bio-Techne Corp. 17,632 1,241,116
Biogen, Inc. * 16,379 3,531,804
Boston Scientific Corp. * 165,597 11,341,739
Bristol-Myers Squibb Co. 228,841 12,410,047
Brown-Forman Corp. Class B  20,644 1,065,643
Bunge Global SA 16,867 1,729,205
Campbell Soup Co. 22,767 1,011,993
Cardinal Health, Inc. 27,719 3,101,756
Catalent, Inc. * 21,035 1,187,426
Cencora, Inc. 18,691 4,541,726
Centene Corp. * 60,752 4,767,817
Charles River Laboratories International,
Inc. * 5,633 1,526,261
Church & Dwight Co., Inc. 27,868 2,906,911
Cigna Group 32,873 11,939,145
Cintas Corp. 9,755 6,701,978
Clorox Co. 14,269 2,184,727
Coca-Cola Co. 440,030 26,921,035
Colgate-Palmolive Co. 93,131 8,386,447
Conagra Brands, Inc. 54,974 1,629,429
Constellation Brands, Inc. Class A  18,257 4,961,522
Cooper Cos., Inc. 22,268 2,259,311
Corpay, Inc. * 8,377 2,584,640
Corteva, Inc. 78,140 4,506,334
CoStar Group, Inc. * 45,420 4,387,572
CVS Health Corp. 143,928 11,479,697
Danaher Corp. 74,193 18,527,476
DaVita, Inc. * 6,693 923,969
Dentsply Sirona, Inc. 24,679 819,096
Dexcom, Inc. * 43,219 5,994,475
Edwards Lifesciences Corp. * 68,506 6,546,433
Elevance Health, Inc. 26,516 13,749,607
Eli Lilly & Co. 90,138 70,123,758
Equifax, Inc. 14,004 3,746,350
Estee Lauder Cos., Inc. Class A  26,101 4,023,469
Gartner, Inc. * 8,767 4,178,966
GE HealthCare Technologies, Inc. 45,810 4,164,587
General Mills, Inc. 65,000 4,548,050
Gilead Sciences, Inc. 140,967 10,325,833
Global Payments, Inc. 29,179 3,900,065
HCA Healthcare, Inc. 22,237 7,416,707
Henry Schein, Inc. * 14,141 1,067,928
Hershey Co. 16,549 3,218,780
Hologic, Inc. * 27,402 2,136,260
Hormel Foods Corp. 32,734 1,142,089
Humana, Inc. 13,935 4,831,543
IDEXX Laboratories, Inc. * 9,491 5,124,476
Illumina, Inc. * 18,171 2,495,242
a Shares Value
Incyte Corp. * 21,164 $ 1,205,713
Insulet Corp. * 7,813 1,339,148
Intuitive Surgical, Inc. * 39,715 15,849,859
IQVIA Holdings, Inc. * 20,879 5,280,090
J M Smucker Co. 11,318 1,424,597
Johnson & Johnson 272,111 43,045,239
Kellanova 28,444 1,629,557
Kenvue, Inc. 196,593 4,218,886
Keurig Dr Pepper, Inc. 113,650 3,485,646
Kimberly-Clark Corp. 37,996 4,914,783
Kraft Heinz Co. 88,413 3,262,440
Kroger Co. 75,247 4,298,861
Laboratory Corp. of America Holdings 9,512 2,077,992
Lamb Weston Holdings, Inc. 16,937 1,804,299
MarketAxess Holdings, Inc. 4,303 943,433
McCormick & Co., Inc. 28,263 2,170,881
McKesson Corp. 14,965 8,033,960
Medtronic PLC 150,643 13,128,537
Merck & Co., Inc. 286,438 37,795,494
Moderna, Inc. * 36,760 3,917,146
Molina Healthcare, Inc. * 6,482 2,663,000
Molson Coors Beverage Co. Class B  20,130 1,353,743
Mondelez International, Inc. Class A  153,990 10,779,300
Monster Beverage Corp. * 83,531 4,951,718
Moody's Corp. 17,827 7,006,546
PayPal Holdings, Inc. * 121,254 8,122,805
PepsiCo, Inc. 154,625 27,060,921
Pfizer, Inc. 635,029 17,622,055
Philip Morris International, Inc. 175,198 16,051,641
Procter & Gamble Co. 265,069 43,007,445
Quanta Services, Inc. 16,274 4,227,985
Quest Diagnostics, Inc. 12,931 1,721,245
Regeneron Pharmaceuticals, Inc. * 12,058 11,605,704
ResMed, Inc. 16,602 3,287,694
Revvity, Inc. 13,889 1,458,345
Robert Half, Inc. 12,427 985,213
Rollins, Inc. 31,734 1,468,332
S&P Global, Inc. 36,439 15,502,973
STERIS PLC 11,184 2,514,387
Stryker Corp. 38,109 13,638,068
Sysco Corp. 57,397 4,659,488
Teleflex, Inc. 5,288 1,195,987
Thermo Fisher Scientific, Inc. 43,697 25,397,133
Tyson Foods, Inc. Class A  32,118 1,886,290
United Rentals, Inc. 7,514 5,418,421
UnitedHealth Group, Inc. 104,551 51,721,380
Universal Health Services, Inc. Class B  6,516 1,188,909
Verisk Analytics, Inc. 16,521 3,894,495
Vertex Pharmaceuticals, Inc. * 28,943 12,098,463
Viatris, Inc. 136,711 1,632,329
Waters Corp. * 6,649 2,288,785
West Pharmaceutical Services, Inc. 8,209 3,248,383
Zimmer Biomet Holdings, Inc. 23,807 3,142,048
Zoetis, Inc. 51,701 8,748,326
919,010,886
Energy - 4.0%
spacing
APA Corp. 34,671 1,191,989
Baker Hughes Co. 113,343 3,796,991
Chevron Corp. 197,446 31,145,132
ConocoPhillips 133,543 16,997,353
Coterra Energy, Inc. 85,334 2,379,112
Devon Energy Corp. 73,380 3,682,208
Diamondback Energy, Inc. 20,381 4,038,903

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Enphase Energy, Inc. * 15,774 $ 1,908,339
EOG Resources, Inc. 65,860 8,419,542
EQT Corp. 46,496 1,723,607
Exxon Mobil Corp. 450,502 52,366,352
First Solar, Inc. * 11,176 1,886,509
Halliburton Co. 101,139 3,986,899
Hess Corp. 31,224 4,766,031
Kinder Morgan, Inc. 221,165 4,056,166
Marathon Oil Corp. 63,942 1,812,116
Marathon Petroleum Corp. 42,703 8,604,655
Occidental Petroleum Corp. 74,956 4,871,390
ONEOK, Inc. 65,910 5,284,005
Phillips 66 49,268 8,047,435
Pioneer Natural Resources Co. 26,305 6,905,063
Schlumberger NV 161,370 8,844,690
Targa Resources Corp. 25,252 2,827,971
Valero Energy Corp. 38,290 6,535,720
Williams Cos., Inc. 137,238 5,348,165
201,426,343
Financial - 14.0%
spacing
Aflac, Inc. 59,808 5,135,115
Alexandria Real Estate Equities, Inc. REIT 18,195 2,345,517
Allstate Corp. 29,061 5,027,844
American Express Co. 64,748 14,742,472
American International Group, Inc. 79,583 6,221,003
American Tower Corp. REIT 52,505 10,374,463
Ameriprise Financial, Inc. 11,569 5,072,312
Aon PLC Class A  22,494 7,506,698
Arch Capital Group Ltd. * 41,552 3,841,067
Arthur J Gallagher & Co. 24,500 6,125,980
Assurant, Inc. 5,817 1,094,992
AvalonBay Communities, Inc. REIT 16,004 2,969,702
Bank of America Corp. 774,322 29,362,290
Bank of New York Mellon Corp. 85,834 4,945,755
Berkshire Hathaway, Inc. Class B * 205,664 86,485,825
BlackRock, Inc. 15,680 13,072,416
Blackstone, Inc. 81,349 10,686,818
Boston Properties, Inc. REIT 15,602 1,018,967
Brown & Brown, Inc. 26,420 2,312,807
Camden Property Trust REIT 12,249 1,205,302
Capital One Financial Corp. 43,017 6,404,801
Cboe Global Markets, Inc. 11,891 2,184,733
CBRE Group, Inc. Class A * 35,103 3,413,416
Charles Schwab Corp. 167,424 12,111,452
Chubb Ltd. 45,816 11,872,300
Cincinnati Financial Corp. 17,742 2,203,024
Citigroup, Inc. 214,825 13,585,533
Citizens Financial Group, Inc. 53,926 1,956,975
CME Group, Inc. 40,275 8,670,805
Comerica, Inc. 13,906 764,691
Crown Castle, Inc. REIT 49,114 5,197,735
Digital Realty Trust, Inc. REIT 34,233 4,930,921
Discover Financial Services 27,709 3,632,373
Equinix, Inc. REIT 10,521 8,683,297
Equity Residential REIT 39,346 2,483,126
Essex Property Trust, Inc. REIT 7,361 1,802,046
Everest Group Ltd. 4,906 1,950,135
Extra Space Storage, Inc. REIT 24,092 3,541,524
Federal Realty Investment Trust REIT 8,328 850,455
Fifth Third Bancorp 77,136 2,870,231
Franklin Resources, Inc. 31,577 887,629
Globe Life, Inc. 9,348 1,087,827
Goldman Sachs Group, Inc. 36,676 15,319,198
a Shares Value
Hartford Financial Services Group, Inc. 33,403 $ 3,442,179
Healthpeak Properties, Inc. REIT 79,594 1,492,388
Host Hotels & Resorts, Inc. REIT 83,118 1,718,880
Huntington Bancshares, Inc. 158,157 2,206,290
Intercontinental Exchange, Inc. 64,727 8,895,432
Invesco Ltd. 50,174 832,387
Invitation Homes, Inc. REIT 63,897 2,275,372
Iron Mountain, Inc. REIT 33,579 2,693,372
JPMorgan Chase & Co. 326,790 65,456,037
KeyCorp 103,882 1,642,374
Kimco Realty Corp. REIT 67,408 1,321,871
Loews Corp. 20,669 1,618,176
M&T Bank Corp. 18,819 2,737,035
Marsh & McLennan Cos., Inc. 55,840 11,501,923
Mastercard, Inc. Class A  93,132 44,849,577
MetLife, Inc. 70,932 5,256,771
Mid-America Apartment Communities, Inc.
REIT 12,943 1,703,040
Morgan Stanley 142,136 13,383,526
Nasdaq, Inc. 43,339 2,734,691
Northern Trust Corp. 23,614 2,099,757
PNC Financial Services Group, Inc. 44,919 7,258,910
Principal Financial Group, Inc. 25,167 2,172,164
Progressive Corp. 65,797 13,608,136
Prologis, Inc. REIT 103,565 13,486,234
Prudential Financial, Inc. 40,082 4,705,627
Public Storage REIT 17,803 5,163,938
Raymond James Financial, Inc. 20,722 2,661,119
Realty Income Corp. REIT 93,512 5,058,999
Regency Centers Corp. REIT 17,121 1,036,848
Regions Financial Corp. 108,560 2,284,102
SBA Communications Corp. REIT 12,484 2,705,283
Simon Property Group, Inc. REIT 36,637 5,733,324
State Street Corp. 34,241 2,647,514
Synchrony Financial 46,230 1,993,438
T Rowe Price Group, Inc. 25,299 3,084,454
Travelers Cos., Inc. 25,593 5,889,973
Truist Financial Corp. 150,486 5,865,944
U.S. Bancorp 175,889 7,862,238
UDR, Inc. REIT 33,910 1,268,573
Ventas, Inc. REIT 46,222 2,012,506
VICI Properties, Inc. REIT 115,942 3,453,912
Visa, Inc. Class A  179,271 50,030,951
W R Berkley Corp. 23,655 2,092,048
Wells Fargo & Co. 408,436 23,672,951
Welltower, Inc. REIT 62,524 5,842,243
Weyerhaeuser Co. REIT 81,743 2,935,391
Willis Towers Watson PLC 11,941 3,283,775
701,623,245
Industrial - 7.6%
spacing
3M Co. 62,310 6,609,222
Allegion PLC 10,056 1,354,644
Amcor PLC 162,973 1,549,873
AMETEK, Inc. 25,698 4,700,164
Amphenol Corp. Class A  67,233 7,755,327
AO Smith Corp. 14,802 1,324,187
Axon Enterprise, Inc. * 7,756 2,426,697
Ball Corp. 35,791 2,410,882
Boeing Co. * 64,830 12,511,542
Builders FirstSource, Inc. * 13,878 2,894,257
Carrier Global Corp. 93,602 5,441,084
Caterpillar, Inc. 57,630 21,117,361
CH Robinson Worldwide, Inc. 13,856 1,054,996

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
CSX Corp. 222,247 $ 8,238,696
Deere & Co. 30,123 12,372,721
Dover Corp. 16,269 2,882,704
Eaton Corp. PLC 45,208 14,135,637
Emerson Electric Co. 64,976 7,369,578
Expeditors International of Washington, Inc. 15,931 1,936,732
FedEx Corp. 25,895 7,502,817
Fortive Corp. 39,097 3,363,124
Garmin Ltd. 17,915 2,667,006
Generac Holdings, Inc. * 7,119 897,991
General Dynamics Corp. 25,407 7,177,223
General Electric Co. 123,212 21,627,402
Honeywell International, Inc. 74,143 15,217,851
Howmet Aerospace, Inc. 44,215 3,025,632
Hubbell, Inc. 6,061 2,515,618
Huntington Ingalls Industries, Inc. 4,604 1,341,928
IDEX Corp. 8,297 2,024,634
Illinois Tool Works, Inc. 31,020 8,323,597
Ingersoll Rand, Inc. 45,835 4,352,033
Jabil, Inc. 14,389 1,927,407
Jacobs Solutions, Inc. 14,550 2,236,772
JB Hunt Transport Services, Inc. 9,458 1,884,507
Johnson Controls International PLC 77,877 5,086,926
Keysight Technologies, Inc. * 20,360 3,183,897
L3Harris Technologies, Inc. 21,529 4,587,830
Lockheed Martin Corp. 24,833 11,295,787
Martin Marietta Materials, Inc. 7,051 4,328,891
Masco Corp. 24,488 1,931,613
Mettler-Toledo International, Inc. * 2,498 3,325,562
Mohawk Industries, Inc. * 5,906 773,036
Nordson Corp. 5,993 1,645,318
Norfolk Southern Corp. 25,572 6,517,536
Northrop Grumman Corp. 16,072 7,693,024
Old Dominion Freight Line, Inc. 20,248 4,440,589
Otis Worldwide Corp. 46,427 4,608,808
Packaging Corp. of America 10,504 1,993,449
Parker-Hannifin Corp. 14,499 8,058,399
Pentair PLC 18,808 1,606,956
Republic Services, Inc. 22,937 4,391,059
Rockwell Automation, Inc. 12,844 3,741,843
RTX Corp. 149,980 14,627,549
Snap-on, Inc. 5,776 1,710,967
Stanley Black & Decker, Inc. 16,912 1,656,192
TE Connectivity Ltd. 34,619 5,028,064
Teledyne Technologies, Inc. * 5,427 2,329,920
Textron, Inc. 22,859 2,192,864
Trane Technologies PLC 25,612 7,688,722
TransDigm Group, Inc. 6,234 7,677,794
Trimble, Inc. * 28,669 1,845,137
Union Pacific Corp. 69,025 16,975,318
United Parcel Service, Inc. Class B  81,339 12,089,416
Veralto Corp. 24,731 2,192,650
Vulcan Materials Co. 15,124 4,127,642
Waste Management, Inc. 41,676 8,883,239
Westinghouse Air Brake Technologies Corp. 20,015 2,915,785
Westrock Co. 27,481 1,358,935
Xylem, Inc. 27,131 3,506,410
380,188,973
Technology - 28.3%
spacing
Accenture PLC Class A  70,585 24,465,467
Adobe, Inc. * 51,206 25,838,548
Advanced Micro Devices, Inc. * 182,643 32,965,235
Akamai Technologies, Inc. * 17,441 1,896,883
a Shares Value
Analog Devices, Inc. 55,956 $ 11,067,537
ANSYS, Inc. * 9,838 3,415,360
Apple, Inc. 1,640,771 281,359,411
Applied Materials, Inc. 94,020 19,389,745
Autodesk, Inc. * 24,427 6,361,279
Broadcom, Inc. 49,742 65,928,544
Broadridge Financial Solutions, Inc. 13,133 2,690,426
Cadence Design Systems, Inc. * 30,632 9,535,129
Cognizant Technology Solutions Corp.
Class A  56,792 4,162,286
Dayforce, Inc. * 17,149 1,135,435
Electronic Arts, Inc. 27,850 3,694,860
EPAM Systems, Inc. * 6,682 1,845,301
Fair Isaac Corp. * 2,763 3,452,672
Fidelity National Information Services, Inc. 66,341 4,921,175
Fiserv, Inc. * 67,500 10,787,850
Fortinet, Inc. * 71,203 4,863,877
Hewlett Packard Enterprise Co. 147,770 2,619,962
HP, Inc. 100,376 3,033,363
Intel Corp. 477,920 21,109,726
International Business Machines Corp. 103,430 19,750,993
Intuit, Inc. 31,565 20,517,250
Jack Henry & Associates, Inc. 8,352 1,450,993
KLA Corp. 15,247 10,651,097
Lam Research Corp. 14,822 14,400,611
Leidos Holdings, Inc. 15,121 1,982,212
Microchip Technology, Inc. 61,704 5,535,466
Micron Technology, Inc. 124,782 14,710,550
Microsoft Corp. 839,913 353,368,197
Monolithic Power Systems, Inc. 5,429 3,677,713
MSCI, Inc. 8,911 4,994,170
NetApp, Inc. 23,533 2,470,259
NVIDIA Corp. 279,201 252,274,856
NXP Semiconductors NV (China)  29,127 7,216,797
ON Semiconductor Corp. * 48,646 3,577,913
Oracle Corp. 180,223 22,637,811
Paychex, Inc. 36,286 4,455,921
Paycom Software, Inc. 5,716 1,137,541
PTC, Inc. * 13,514 2,553,335
Qorvo, Inc. * 10,835 1,244,183
QUALCOMM, Inc. 126,149 21,357,026
Roper Technologies, Inc. 11,984 6,721,107
Salesforce, Inc. 109,429 32,957,826
Seagate Technology Holdings PLC 21,636 2,013,230
ServiceNow, Inc. * 23,173 17,667,095
Skyworks Solutions, Inc. 17,456 1,890,834
Super Micro Computer, Inc. * 5,501 5,556,175
Synopsys, Inc. * 17,104 9,774,936
Take-Two Interactive Software, Inc. * 17,842 2,649,359
Teradyne, Inc. 18,041 2,035,566
Texas Instruments, Inc. 102,536 17,862,797
Tyler Technologies, Inc. * 4,643 1,973,321
Western Digital Corp. * 34,800 2,374,752
Zebra Technologies Corp. Class A * 5,848 1,762,821
1,421,744,784
Utilities - 2.2%
spacing
AES Corp. 75,668 1,356,727
Alliant Energy Corp. 28,136 1,418,054
Ameren Corp. 29,641 2,192,248
American Electric Power Co., Inc. 59,626 5,133,799
American Water Works Co., Inc. 22,291 2,724,183
Atmos Energy Corp. 16,538 1,965,872
CenterPoint Energy, Inc. 71,434 2,035,155

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, open futures contracts outstanding were as follows:
a Shares Value
CMS Energy Corp. 32,240 $ 1,945,362
Consolidated Edison, Inc. 38,810 3,524,336
Constellation Energy Corp. 36,008 6,656,079
Dominion Energy, Inc. 93,508 4,599,659
DTE Energy Co. 23,337 2,617,011
Duke Energy Corp. 87,576 8,469,475
Edison International 43,214 3,056,526
Entergy Corp. 23,801 2,515,290
Evergy, Inc. 25,703 1,372,026
Eversource Energy 40,278 2,407,416
Exelon Corp. 111,735 4,197,884
FirstEnergy Corp. 58,295 2,251,353
NextEra Energy, Inc. 231,919 14,821,943
NiSource, Inc. 46,075 1,274,434
NRG Energy, Inc. 24,496 1,658,134
PG&E Corp. 236,245 3,959,466
Pinnacle West Capital Corp. 13,040 974,479
PPL Corp. 82,607 2,274,171
Public Service Enterprise Group, Inc. 55,682 3,718,444
Sempra 71,296 5,121,192
Southern Co. 122,178 8,765,050
WEC Energy Group, Inc. 35,918 2,949,586
Xcel Energy, Inc. 63,216 3,397,860
109,353,214
Total Common Stocks
    (Cost $2,370,682,348) 4,982,135,511
Principal
Amount
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$33,856,945; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $34,515,105) $ 33,838,334 33,838,334
Total Short-Term Investments
(Cost $33,838,334) 33,838,334
TOTAL INVESTMENTS - 99.9%
(Cost $2,404,520,682) 5,015,973,845
DERIVATIVES - 0.0% 800,543
OTHER ASSETS & LIABILITIES, NET - 0.1% 5,162,621
NET ASSETS - 100.0% $ 5,021,937,009
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/24 145 $ 37,686,082 $ 38,486,625 $ 800,543
a

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 4,982,135,511 $ 4,982,135,511 $ – $ –
Short-Term Investments 33,838,334 – 33,838,334 –
Derivatives:
Equity Contracts
Futures 800,543 800,543 – –
Total $ 5,016,774,388 $ 4,982,936,054 $ 33,838,334 $ –

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.9%
Basic Materials - 2.9%
spacing
Freeport-McMoRan, Inc. 189,129 $ 8,892,846
Linde PLC 37,632 17,473,290
26,366,136
Communications - 20.7%
spacing
Alphabet, Inc. Class C * 188,803 28,747,145
Amazon.com, Inc. * 311,251 56,143,455
Booking Holdings, Inc. 7,679 27,858,491
DoorDash, Inc. Class A * 58,717 8,086,505
MercadoLibre, Inc. * (Brazil)  8,978 13,574,377
Meta Platforms, Inc. Class A  113,814 55,265,802
189,675,775
Consumer, Cyclical - 7.3%
spacing
Caesars Entertainment, Inc. * 156,698 6,853,971
Core & Main, Inc. Class A * 536,514 30,715,427
LVMH Moet Hennessy Louis Vuitton SE
(France)  17,958 16,158,537
TJX Cos., Inc. 129,765 13,160,766
66,888,701
Consumer, Non-Cyclical - 16.1%
spacing
AbbVie, Inc. 116,962 21,298,780
Argenx SE ADR * (Netherlands)  22,736 8,951,618
CoStar Group, Inc. * 214,040 20,676,264
Danaher Corp. 78,291 19,550,828
Eli Lilly & Co. 26,303 20,462,682
Illumina, Inc. * 74,560 10,238,579
Madrigal Pharmaceuticals, Inc. * 31,865 8,509,229
Teleflex, Inc. 103,898 23,498,611
UnitedHealth Group, Inc. 16,968 8,394,070
Vaxcyte, Inc. * 91,380 6,242,168
147,822,829
Financial - 9.8%
spacing
American Tower Corp. REIT 68,268 13,489,074
Cullen/Frost Bankers, Inc. 91,516 10,301,956
Mastercard, Inc. Class A  59,648 28,724,688
Progressive Corp. 102,465 21,191,811
Visa, Inc. Class A  57,013 15,911,188
89,618,717
Industrial - 5.8%
spacing
Crown Holdings, Inc. 163,239 12,938,323
Deere & Co. 44,194 18,152,243
Howmet Aerospace, Inc. 332,453 22,749,759
53,840,325
Technology - 36.3%
spacing
Adobe, Inc. * 28,500 14,381,100
Advanced Micro Devices, Inc. * 63,556 11,471,223
Apple, Inc. 231,473 39,692,990
ASML Holding NV (Netherlands)  33,931 32,929,018
Marvell Technology, Inc. 279,726 19,826,979
Microsoft Corp. 238,688 100,420,815
NVIDIA Corp. 64,612 58,380,819
Oracle Corp. 163,035 20,478,826
Texas Instruments, Inc. 88,325 15,387,098
a Shares Value
Workday, Inc. Class A * 71,240 $ 19,430,710
332,399,578
Total Common Stocks
    (Cost $665,890,448) 906,612,061
Principal
Amount
SHORT-TERM INVESTMENTS - 0.9%
Commercial Paper - 0.9%
a
Societe Generale SA (France)
5.542% due 04/01/24 ~ $ 7,900,000 7,895,344
Total Short-Term Investments
(Cost $7,900,000) 7,895,344
TOTAL INVESTMENTS - 99.8%
(Cost $673,790,448) 914,507,405
OTHER ASSETS & LIABILITIES, NET - 0.2% 1,723,582
NET ASSETS - 100.0% $ 916,230,987

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 26,366,136 $ 26,366,136 $ – $ –
Communications 189,675,775 189,675,775 – –
Consumer, Cyclical 66,888,701 50,730,164 16,158,537 –
Consumer, Non-Cyclical 147,822,829 147,822,829 – –
Financial 89,618,717 89,618,717 – –
Industrial 53,840,325 53,840,325 – –
Technology 332,399,578 332,399,578 – –
Total Common Stocks 906,612,061 890,453,524 16,158,537 –
Short-Term Investments 7,895,344 – 7,895,344 –
Total $ 914,507,405 $ 890,453,524 $ 24,053,881 $ –

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.5%
Basic Materials - 2.4%
spacing
Linde PLC 60,258 $ 27,978,995
Sherwin-Williams Co. 25,722 8,934,022
36,913,017
Communications - 19.4%
spacing
Alphabet, Inc. Class A * 550,722 83,120,471
Alphabet, Inc. Class C * 52,771 8,034,912
Amazon.com, Inc. * 522,291 94,210,851
Meta Platforms, Inc. Class A  173,475 84,235,990
Spotify Technology SA * 46,233 12,200,889
Uber Technologies, Inc. * 186,841 14,384,889
296,188,002
Consumer, Cyclical - 3.7%
spacing
Chipotle Mexican Grill, Inc. * 2,177 6,328,038
Hilton Worldwide Holdings, Inc. 89,606 19,113,856
Las Vegas Sands Corp. 58,028 3,000,048
Lululemon Athletica, Inc. * 8,129 3,175,594
LVMH Moet Hennessy Louis Vuitton SE
(France)  14,138 12,721,316
O'Reilly Automotive, Inc. * 11,371 12,836,494
57,175,346
Consumer, Non-Cyclical - 15.2%
spacing
Agilent Technologies, Inc. 45,272 6,587,529
Argenx SE ADR * (Netherlands)  7,193 2,832,028
Boston Scientific Corp. * 453,577 31,065,489
Colgate-Palmolive Co. 46,484 4,185,884
CoStar Group, Inc. * 187,166 18,080,236
Danaher Corp. 35,374 8,833,595
Eli Lilly & Co. 57,937 45,072,668
Estee Lauder Cos., Inc. Class A  43,691 6,734,968
Gartner, Inc. * 29,692 14,153,286
ICON PLC * 21,202 7,122,812
Moody's Corp. 5,063 1,989,911
Regeneron Pharmaceuticals, Inc. * 12,150 11,694,253
STERIS PLC 24,506 5,509,439
Thermo Fisher Scientific, Inc. 36,237 21,061,307
TransUnion 90,350 7,209,930
Verisk Analytics, Inc. 75,080 17,698,608
Vertex Pharmaceuticals, Inc. * 46,239 19,328,364
Zoetis, Inc. 17,529 2,966,082
232,126,389
Financial - 9.4%
spacing
ARES Management Corp. Class A  39,285 5,224,119
Arthur J Gallagher & Co. 38,047 9,513,272
CME Group, Inc. 36,680 7,896,837
KKR & Co., Inc. 156,806 15,771,548
Mastercard, Inc. Class A  121,120 58,327,758
Visa, Inc. Class A  168,343 46,981,165
143,714,699
Industrial - 7.4%
spacing
AMETEK, Inc. 102,705 18,784,745
Amphenol Corp. Class A  151,511 17,476,794
Canadian Pacific Kansas City Ltd. (NYSE)
(Canada)  20,540 1,811,012
Eaton Corp. PLC 84,968 26,567,794
Howmet Aerospace, Inc. 173,187 11,851,186
a Shares Value
Martin Marietta Materials, Inc. 11,292 $ 6,932,610
Vulcan Materials Co. 111,752 30,499,356
113,923,497
Technology - 42.0%
spacing
Adobe, Inc. * 2,416 1,219,114
Apple, Inc. 395,603 67,838,002
Applied Materials, Inc. 38,187 7,875,305
ASML Holding NV (Netherlands)  29,870 28,987,939
Cadence Design Systems, Inc. * 95,288 29,661,249
Datadog, Inc. Class A * 39,299 4,857,356
Intuit, Inc. 28,526 18,541,900
KLA Corp. 19,376 13,535,492
Lam Research Corp. 17,179 16,690,601
Marvell Technology, Inc. 27,478 1,947,641
Microsoft Corp. 479,946 201,922,881
MSCI, Inc. 27,424 15,369,781
NVIDIA Corp. 165,020 149,105,471
Salesforce, Inc. 42,547 12,814,305
ServiceNow, Inc. * 35,011 26,692,386
Synopsys, Inc. * 43,893 25,084,850
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  65,236 8,875,358
Take-Two Interactive Software, Inc. * 42,901 6,370,370
Veeva Systems, Inc. Class A * 26,168 6,062,864
643,452,865
Total Common Stocks
    (Cost $870,121,661) 1,523,493,815
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
U.S. Government Agency Issues - 0.6%
Federal Home Loan Bank
5.398% due 04/01/24  $ 9,505,000 9,499,540
Total Short-Term Investments
(Cost $9,505,000) 9,499,540
TOTAL INVESTMENTS - 100.1%
(Cost $879,626,661) 1,532,993,355
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,818,127)
NET ASSETS - 100.0% $ 1,531,175,228

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 36,913,017 $ 36,913,017 $ – $ –
Communications 296,188,002 296,188,002 – –
Consumer, Cyclical 57,175,346 44,454,030 12,721,316 –
Consumer, Non-Cyclical 232,126,389 232,126,389 – –
Financial 143,714,699 143,714,699 – –
Industrial 113,923,497 113,923,497 – –
Technology 643,452,865 643,452,865 – –
Total Common Stocks 1,523,493,815 1,510,772,499 12,721,316 –
Short-Term Investments 9,499,540 – 9,499,540 –
Total $ 1,532,993,355 $ 1,510,772,499 $ 22,220,856 $ –

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.5%
Basic Materials - 2.2%
spacing
Dow, Inc. 25,334 $ 1,467,599
Eastman Chemical Co. ‡ 8,176 819,399
International Paper Co. 2,330 90,916
Linde PLC 6,213 2,884,820
LyondellBasell Industries NV Class A  7,940 812,103
Nucor Corp. 2,590 512,561
PPG Industries, Inc. ‡ 2,899 420,065
7,007,463
Communications - 14.1%
spacing
Alphabet, Inc. Class A * ‡ 42,824 6,463,426
Alphabet, Inc. Class C * ‡ 31,791 4,840,498
Amazon.com, Inc. * ‡ 75,936 13,697,336
Booking Holdings, Inc. ‡ 529 1,919,149
Charter Communications, Inc. Class A * ‡ 2,911 846,024
Comcast Corp. Class A ‡ 57,498 2,492,538
Corning, Inc. 8,955 295,157
Expedia Group, Inc. * 9,107 1,254,489
Liberty Media Corp. - Liberty SiriusXM
Class A * 6,982 207,365
Meta Platforms, Inc. Class A ‡ 17,854 8,669,545
Motorola Solutions, Inc. 1,626 577,198
Netflix, Inc. * ‡ 2,199 1,335,519
T-Mobile U.S., Inc. ‡ 4,286 699,561
Uber Technologies, Inc. * ‡ 20,664 1,590,921
Warner Bros Discovery, Inc. * 15,866 138,510
45,027,236
Consumer, Cyclical - 7.8%
spacing
Aptiv PLC * 6,314 502,910
AutoNation, Inc. * 1,878 310,959
AutoZone, Inc. * ‡ 789 2,486,652
Best Buy Co., Inc. ‡ 11,393 934,568
Burlington Stores, Inc. * 3,070 712,823
Chipotle Mexican Grill, Inc. * ‡ 665 1,933,002
Costco Wholesale Corp. ‡ 4,030 2,952,499
Delta Air Lines, Inc. 10,285 492,343
Dollar Tree, Inc. * 2,602 346,456
Lennar Corp. Class A  2,876 494,615
LKQ Corp. 4,957 264,753
Lowe's Cos., Inc. ‡ 13,549 3,451,337
Marriott International, Inc. Class A  3,213 810,672
McDonald's Corp. 4,636 1,307,120
O'Reilly Automotive, Inc. * 701 791,345
Royal Caribbean Cruises Ltd. * 7,527 1,046,328
Tesla, Inc. * ‡ 17,112 3,008,119
TJX Cos., Inc. ‡ 11,148 1,130,630
Toll Brothers, Inc. 3,311 428,344
Yum! Brands, Inc. ‡ 10,541 1,461,510
24,866,985
Consumer, Non-Cyclical - 16.9%
spacing
AbbVie, Inc. ‡ 22,428 4,084,139
Altria Group, Inc. ‡ 7,516 327,848
Baxter International, Inc. 11,096 474,243
Becton Dickinson & Co. 2,006 496,385
Biogen, Inc. * 3,469 748,020
BioMarin Pharmaceutical, Inc. * 1,652 144,286
Block, Inc. * 1,882 159,180
Boston Scientific Corp. * ‡ 33,427 2,289,415
a Shares Value
Bristol-Myers Squibb Co. ‡ 39,711 $ 2,153,528
Centene Corp. * ‡ 12,200 957,456
Church & Dwight Co., Inc. 4,404 459,381
Cintas Corp. 499 342,828
Coca-Cola Co. ‡ 43,764 2,677,481
Corpay, Inc. * 3,911 1,206,700
CVS Health Corp. 5,289 421,851
Danaher Corp. ‡ 7,791 1,945,568
Dexcom, Inc. * 2,739 379,899
Elevance Health, Inc. ‡ 2,660 1,379,316
Eli Lilly & Co. ‡ 5,096 3,964,484
HCA Healthcare, Inc. 667 222,464
Humana, Inc. 1,528 529,788
Intuitive Surgical, Inc. * 1,571 626,970
Johnson & Johnson ‡ 12,756 2,017,872
Kenvue, Inc. 35,602 764,019
McKesson Corp. 934 501,418
Medtronic PLC 18,759 1,634,847
Merck & Co., Inc. ‡ 15,360 2,026,752
Mondelez International, Inc. Class A ‡ 37,338 2,613,660
Monster Beverage Corp. * 8,856 524,984
Neurocrine Biosciences, Inc. * 2,177 300,252
PepsiCo, Inc. ‡ 16,178 2,831,312
Philip Morris International, Inc. ‡ 7,803 714,911
Procter & Gamble Co. ‡ 8,793 1,426,664
Regeneron Pharmaceuticals, Inc. * ‡ 2,013 1,937,492
Sarepta Therapeutics, Inc. * 1,058 136,969
Stryker Corp. 4,465 1,597,890
Thermo Fisher Scientific, Inc. ‡ 3,601 2,092,937
United Rentals, Inc. 906 653,326
UnitedHealth Group, Inc. ‡ 8,555 4,232,158
Vertex Pharmaceuticals, Inc. * ‡ 4,388 1,834,228
53,832,921
Energy - 3.9%
spacing
Baker Hughes Co. 12,558 420,693
Chevron Corp. ‡ 4,892 771,664
ConocoPhillips ‡ 16,701 2,125,703
Diamondback Energy, Inc. ‡ 7,235 1,433,760
EOG Resources, Inc. ‡ 15,987 2,043,778
Exxon Mobil Corp. ‡ 46,242 5,375,170
Pioneer Natural Resources Co. 1,688 443,100
12,613,868
Financial - 14.2%
spacing
Ameriprise Financial, Inc. 1,071 469,569
Bank of America Corp. ‡ 99,340 3,766,973
Berkshire Hathaway, Inc. Class B * ‡ 10,645 4,476,435
Blackstone, Inc. 2,090 274,563
Capital One Financial Corp. 3,329 495,655
Charles Schwab Corp. 20,071 1,451,936
Chubb Ltd. 4,217 1,092,751
Citigroup, Inc. 8,266 522,742
CME Group, Inc. 4,703 1,012,509
Digital Realty Trust, Inc. REIT 7,637 1,100,034
Equity LifeStyle Properties, Inc. REIT 7,102 457,369
Fifth Third Bancorp 35,783 1,331,486
Globe Life, Inc. 533 62,025
Goldman Sachs Group, Inc. 2,667 1,113,979
Intercontinental Exchange, Inc. ‡ 12,003 1,649,572
Mastercard, Inc. Class A ‡ 10,743 5,173,507
MetLife, Inc. 12,513 927,339
Principal Financial Group, Inc. 1,393 120,230
Progressive Corp. ‡ 10,770 2,227,452

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Prologis, Inc. REIT 16,370 $ 2,131,701
SBA Communications Corp. REIT 4,669 1,011,772
State Street Corp. 11,290 872,943
Sun Communities, Inc. REIT ‡ 2,524 324,536
Travelers Cos., Inc. ‡ 8,816 2,028,914
Truist Financial Corp. ‡ 42,730 1,665,615
U.S. Bancorp ‡ 36,936 1,651,039
Ventas, Inc. REIT 19,806 862,353
Visa, Inc. Class A ‡ 13,501 3,767,859
Wells Fargo & Co. ‡ 46,294 2,683,200
Welltower, Inc. REIT 6,426 600,446
45,326,504
Industrial - 7.9%
spacing
AMETEK, Inc. 1,594 291,543
Carrier Global Corp. 11,283 655,881
CSX Corp. 16,855 624,815
Deere & Co. ‡ 6,234 2,560,553
Dover Corp. 2,897 513,319
Eaton Corp. PLC 6,504 2,033,671
FedEx Corp. 3,310 959,039
Honeywell International, Inc. ‡ 14,606 2,997,881
Howmet Aerospace, Inc. 17,303 1,184,044
Ingersoll Rand, Inc. 5,007 475,415
Keysight Technologies, Inc. * 3,204 501,041
Masco Corp. ‡ 10,986 866,576
Norfolk Southern Corp. ‡ 3,155 804,115
Northrop Grumman Corp. 1,009 482,968
Otis Worldwide Corp. ‡ 17,709 1,757,972
RTX Corp. ‡ 8,699 848,413
TE Connectivity Ltd. 2,203 319,964
Textron, Inc. 13,976 1,340,718
Trane Technologies PLC 8,490 2,548,698
TransDigm Group, Inc. 396 487,714
Union Pacific Corp. ‡ 3,392 834,195
United Parcel Service, Inc. Class B ‡ 14,323 2,128,827
25,217,362
Technology - 29.3%
spacing
Accenture PLC Class A  5,510 1,909,821
Adobe, Inc. * ‡ 3,250 1,639,950
Advanced Micro Devices, Inc. * ‡ 16,365 2,953,719
Analog Devices, Inc. ‡ 11,683 2,310,781
Apple, Inc. ‡ 102,943 17,652,666
Broadcom, Inc. ‡ 1,854 2,457,310
Cadence Design Systems, Inc. * 1,952 607,618
Cognizant Technology Solutions Corp.
Class A  18,342 1,344,285
Fidelity National Information Services, Inc. 4,408 326,985
Fiserv, Inc. * 6,639 1,061,045
Intuit, Inc. ‡ 3,439 2,235,350
Lam Research Corp. ‡ 2,494 2,423,096
Leidos Holdings, Inc. ‡ 7,011 919,072
Micron Technology, Inc. 13,284 1,566,051
Microsoft Corp. ‡ 59,158 24,888,954
NVIDIA Corp. ‡ 19,403 17,531,775
NXP Semiconductors NV (China)  10,926 2,707,135
Qorvo, Inc. * 3,998 459,090
Salesforce, Inc. 4,087 1,230,923
Seagate Technology Holdings PLC 15,944 1,483,589
ServiceNow, Inc. * ‡ 3,296 2,512,870
Teradyne, Inc. 1,735 195,760
Texas Instruments, Inc. ‡ 16,188 2,820,111
a Shares Value
Western Digital Corp. * 4,099 $ 279,716
93,517,672
Utilities - 2.2%
spacing
CMS Energy Corp. 13,229 798,238
Constellation Energy Corp. 2,634 486,895
NextEra Energy, Inc. ‡ 30,703 1,962,229
PG&E Corp. 90,499 1,516,763
Southern Co. ‡ 31,987 2,294,747
7,058,872
Total Common Stocks
    (Cost $252,941,152) 314,468,883
Principal
Amount
SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreements - 3.9%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$12,423,179; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $12,664,751) $ 12,416,350 12,416,350
Total Short-Term Investments
(Cost $12,416,350) 12,416,350
TOTAL INVESTMENTS - 102.4%
(Cost $265,357,502) 326,885,233
DERIVATIVES - 0.1% 190,651
OTHER ASSETS & LIABILITIES, NET - (2.5%) (7,745,390)
NET ASSETS - 100.0% $ 319,330,494

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, open futures contracts outstanding were as follows:
(b) As of March 31, 2024, purchased options outstanding were as follows:
(c) As of March 31, 2024, premiums received, and value of written options outstanding were as follows:
(d) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/24 17 $ 4,513,386 $ 4,512,225 ( $ 1,161 )
a
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 4,975.00 06/28/24 CBOE 607 $ 301,982,500 $ 2,517,229 $ 2,516,622
a
a
Total Purchased Options $ 2,517,229 $ 2,516,622
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 5,570.00 06/28/24 CBOE 607 $ 338,099,000 $ 1,862,883 ( $ 1,863,490 )
a
Put - S&P 500 Index 4,185.00 06/28/24 CBOE 607 254,029,500 464,355 (461,320)
a
- – - – - –
Total Written Options $ 2,327,238 ( $ 2,324,810 )
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 314,468,883 $ 314,468,883 $ – $ –
Short-Term Investments 12,416,350 – 12,416,350 –
Derivatives:
Equity Contracts
Purchased Options 2,516,622 – 2,516,622 –
Total Assets 329,401,855 314,468,883 14,932,972 –
Liabilities Derivatives:
Equity Contracts
Futures (1,161) (1,161) – –
Written Options (2,324,810) – (2,324,810) –
Total Equity Contracts (2,325,971) (1,161) (2,324,810) –
Total Liabilities (2,325,971) (1,161) (2,324,810) –
Total $ 327,075,884 $ 314,467,722 $ 12,608,162 $ –

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.8%
Basic Materials - 1.1%
spacing
PPG Industries, Inc. 176,164 $ 25,526,163
Communications - 11.5%
spacing
Alphabet, Inc. Class A * 466,241 70,369,754
Amazon.com, Inc. * 673,840 121,547,259
Meta Platforms, Inc. Class A  155,561 75,537,311
267,454,324
Consumer, Cyclical - 7.0%
spacing
AutoZone, Inc. * 9,571 30,164,442
Lowe's Cos., Inc. 200,470 51,065,723
Marriott International, Inc. Class A  85,088 21,468,553
McDonald's Corp. 144,762 40,815,646
TJX Cos., Inc. 200,964 20,381,769
163,896,133
Consumer, Non-Cyclical - 15.9%
spacing
AbbVie, Inc. 308,736 56,220,825
Biogen, Inc. * 46,744 10,079,409
Bristol-Myers Squibb Co. 561,668 30,459,256
Corpay, Inc. * 48,212 14,875,330
Danaher Corp. 104,376 26,064,775
Eli Lilly & Co. 27,726 21,569,719
Medtronic PLC 264,445 23,046,382
Mondelez International, Inc. Class A  398,142 27,869,940
Regeneron Pharmaceuticals, Inc. * 50,470 48,576,870
Stryker Corp. 101,268 36,240,779
UnitedHealth Group, Inc. 108,151 53,502,300
Vertex Pharmaceuticals, Inc. * 52,468 21,932,149
370,437,734
Energy - 4.8%
spacing
Baker Hughes Co. 1,282,475 42,962,912
ConocoPhillips 250,352 31,864,803
Exxon Mobil Corp. 325,488 37,834,725
112,662,440
Financial - 15.0%
spacing
American Express Co. 199,756 45,482,444
Ameriprise Financial, Inc. 87,915 38,545,453
Mastercard, Inc. Class A  98,378 47,375,893
Morgan Stanley 396,480 37,332,557
Progressive Corp. 81,920 16,942,694
Prologis, Inc. REIT 326,643 42,535,451
Travelers Cos., Inc. 114,150 26,270,481
U.S. Bancorp 806,194 36,036,872
Wells Fargo & Co. 1,030,978 59,755,485
350,277,330
Industrial - 13.0%
spacing
Carrier Global Corp. 331,256 19,255,911
CSX Corp. 1,276,092 47,304,730
Deere & Co. 132,052 54,239,038
Eaton Corp. PLC 167,463 52,362,331
Howmet Aerospace, Inc. 288,869 19,767,306
Northrop Grumman Corp. 93,669 44,835,604
Trane Technologies PLC 96,950 29,104,390
Vulcan Materials Co. 133,013 36,301,908
303,171,218
a Shares Value
Technology - 28.9%
spacing
Accenture PLC Class A  95,053 $ 32,946,320
Analog Devices, Inc. 115,658 22,875,996
Apple, Inc. 672,550 115,328,874
ASML Holding NV (Netherlands)  15,457 15,000,555
Intuit, Inc. 47,003 30,551,950
Microsoft Corp. 510,755 214,884,844
NVIDIA Corp. 154,213 139,340,698
NXP Semiconductors NV (China)  201,105 49,827,786
Oracle Corp. 273,869 34,400,685
Seagate Technology Holdings PLC 185,765 17,285,433
672,443,141
Utilities - 2.6%
spacing
NextEra Energy, Inc. 385,989 24,668,557
PG&E Corp. 2,120,093 35,532,759
60,201,316
Total Common Stocks
    (Cost $1,935,358,163) 2,326,069,799
Principal
Amount
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $3,842,700; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $3,917,416) $ 3,840,588 3,840,588
Total Short-Term Investments
(Cost $3,840,588) 3,840,588
TOTAL INVESTMENTS - 100.0%
(Cost $1,939,198,751) 2,329,910,387
OTHER ASSETS & LIABILITIES, NET - 0.0% 631,959
NET ASSETS - 100.0% $ 2,330,542,346

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,326,069,799 $ 2,326,069,799 $ – $ –
Short-Term Investments 3,840,588 – 3,840,588 –
Total $ 2,329,910,387 $ 2,326,069,799 $ 3,840,588 $ –

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.6%
Basic Materials - 0.1%
spacing
Codexis, Inc. * 211,394 $ 737,765
Communications - 20.9%
spacing
Airbnb, Inc. Class A * 134,405 22,171,449
Alphabet, Inc. Class A * 480,789 72,565,484
Amazon.com, Inc. * 468,762 84,555,289
MercadoLibre, Inc. * (Brazil)  9,155 13,841,994
Meta Platforms, Inc. Class A  34,979 16,985,103
Netflix, Inc. * 53,803 32,676,176
Nice Ltd. ADR * (Israel)  34,824 9,075,831
PDD Holdings, Inc. ADR * (China)  54,000 6,277,500
Uber Technologies, Inc. * 1,022,296 78,706,569
336,855,395
Consumer, Cyclical - 7.1%
spacing
BYD Co. Ltd. Class H (China)  176,282 4,513,709
Domino's Pizza, Inc. 18,500 9,192,280
Ferguson PLC 70,914 15,515,593
Flutter Entertainment PLC * (United
Kingdom)  52,465 10,458,032
Kura Sushi USA, Inc. Class A * 18,433 2,122,744
Live Nation Entertainment, Inc. * 42,600 4,505,802
LVMH Moet Hennessy Louis Vuitton SE
(France)  7,413 6,670,188
Ryanair Holdings PLC ADR (Italy)  62,437 9,090,203
Samsonite International SA * ~ 1,597,874 6,054,139
Savers Value Village, Inc. * 117,500 2,265,400
Universal Music Group NV (Netherlands)  953,029 28,638,837
Warner Music Group Corp. Class A  466,412 15,400,924
114,427,851
Consumer, Non-Cyclical - 18.0%
spacing
Aclaris Therapeutics, Inc. * 25,112 31,139
Agilent Technologies, Inc. 20,159 2,933,336
Align Technology, Inc. * 12,900 4,230,168
Alnylam Pharmaceuticals, Inc. * 46,819 6,997,100
Arcellx, Inc. * 11,548 803,163
Arrowhead Pharmaceuticals, Inc. * 44,836 1,282,310
Beam Therapeutics, Inc. * 12,095 399,619
Bio-Techne Corp. 42,583 2,997,417
Blueprint Medicines Corp. * 7,700 730,422
Boston Scientific Corp. * 567,006 38,834,241
Bruker Corp. 84,861 7,971,842
Chugai Pharmaceutical Co. Ltd. (Japan)  74,200 2,835,582
Cytokinetics, Inc. * 28,849 2,022,603
Danaher Corp. 52,471 13,103,058
Eli Lilly & Co. 54,664 42,526,405
Equifax, Inc. 85,036 22,748,831
Estee Lauder Cos., Inc. Class A  40,265 6,206,850
Exact Sciences Corp. * 25,400 1,754,124
Galapagos NV ADR * (Belgium)  71,603 2,305,617
Gamida Cell Ltd. * (Israel)  334,500 12,075
Gartner, Inc. * 13,412 6,393,098
Glaukos Corp. * 35,600 3,356,724
Global Payments, Inc. 78,008 10,426,549
HealthEquity, Inc. * 182,342 14,884,577
Hologic, Inc. * 40,400 3,149,584
Hookipa Pharma, Inc. * 107,259 76,368
Immunocore Holdings PLC ADR * (United
Kingdom)  29,457 1,914,705
a Shares Value
Insmed, Inc. * 163,458 $ 4,434,615
Inspire Medical Systems, Inc. * 11,200 2,405,648
Janux Therapeutics, Inc. * 3,600 135,540
Krystal Biotech, Inc. * 5,900 1,049,787
Lantheus Holdings, Inc. * 17,400 1,082,976
Legend Biotech Corp. ADR * 31,852 1,786,579
Masimo Corp. * 63,626 9,343,478
MaxCyte, Inc. * 201,800 845,542
Monster Beverage Corp. * 207,581 12,305,402
Penumbra, Inc. * 9,125 2,036,517
Pulmonx Corp. * 34,500 319,815
Regeneron Pharmaceuticals, Inc. * 16,142 15,536,514
RELX PLC ADR (United Kingdom)  51,500 2,229,435
Repligen Corp. * 30,160 5,547,027
RxSight, Inc. * 9,500 490,010
Sarepta Therapeutics, Inc. * 9,252 1,197,764
Sartorius Stedim Biotech (France)  20,681 5,898,768
Synlogic, Inc. * 6,546 11,717
Teva Pharmaceutical Industries Ltd. ADR
* (Israel)  275,400 3,885,894
Thermo Fisher Scientific, Inc. 20,066 11,662,560
TransUnion 78,401 6,256,400
Vor BioPharma, Inc. * 76,132 180,433
XOMA Corp. * 47,652 1,146,031
290,715,959
Energy - 2.4%
spacing
Cheniere Energy, Inc. 85,698 13,821,373
Range Resources Corp. 215,343 7,414,260
Reliance Industries Ltd. GDR ~ (India)  224,910 16,058,574
Schlumberger NV 18,600 1,019,466
38,313,673
Financial - 5.3%
spacing
Apollo Global Management, Inc. 13,009 1,462,862
ARES Management Corp. Class A  24,470 3,254,021
Arthur J Gallagher & Co. 47,980 11,996,919
BRP Group, Inc. Class A * 127,899 3,701,397
Capital One Financial Corp. 35,000 5,211,150
Corebridge Financial, Inc. 133,567 3,837,380
Mastercard, Inc. Class A  58,940 28,383,736
Rocket Cos., Inc. Class A * 58,700 854,085
Visa, Inc. Class A  97,719 27,271,418
85,972,968
Industrial - 7.7%
spacing
Aspen Aerogels, Inc. * 85,562 1,505,891
Chart Industries, Inc. * 12,300 2,026,056
Chemometec AS (Denmark)  21,600 1,330,465
Eaton Corp. PLC 71,751 22,435,103
Energy Recovery, Inc. * 53,513 844,970
Flex Ltd. * 296,083 8,470,935
General Electric Co. 169,473 29,747,596
HD Hyundai Electric Co. Ltd. (South Korea)  16,617 2,210,849
Ingersoll Rand, Inc. 195,568 18,569,181
Jabil, Inc. 72,734 9,742,719
NEXTracker, Inc. Class A * 52,914 2,977,471
Parker-Hannifin Corp. 20,697 11,503,186
Universal Display Corp. 46,395 7,815,238
Westinghouse Air Brake Technologies Corp. 31,849 4,639,762
123,819,422

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Technology - 38.1%
spacing
Allegro MicroSystems, Inc. * (Japan)  206,437 $ 5,565,541
Apple, Inc. 325,478 55,812,967
ASML Holding NV (Netherlands)  23,617 22,919,590
Astera Labs, Inc. * 2,900 215,151
BE Semiconductor Industries NV
(Netherlands)  79,772 12,219,356
Fiserv, Inc. * 21,500 3,436,130
HubSpot, Inc. * 18,285 11,456,650
KBR, Inc. 238,800 15,202,008
KLA Corp. 15,701 10,968,248
Manhattan Associates, Inc. * 43,678 10,929,546
Micron Technology, Inc. 83,900 9,890,971
Microsoft Corp. 533,630 224,508,814
Monday.com Ltd. * 17,752 4,009,644
MongoDB, Inc. * 45,965 16,484,888
Monolithic Power Systems, Inc. 7,889 5,344,166
NVIDIA Corp. 167,079 150,965,901
NXP Semiconductors NV (China)  54,623 13,533,941
ServiceNow, Inc. * 7,798 5,945,195
SiTime Corp. * 54,095 5,043,277
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  210,557 28,646,280
Volue ASA * (Norway)  193,469 534,617
613,632,881
Total Common Stocks
    (Cost $1,127,917,602) 1,604,475,914
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$10,290,306; collateralized by U.S.
Treasury Bonds: 2.000% due 01/15/26
and value $10,490,397) $ 10,284,650 10,284,650
Total Short-Term Investments
(Cost $10,284,650) 10,284,650
TOTAL INVESTMENTS - 100.2%
(Cost $1,138,202,252) 1,614,760,564
OTHER ASSETS & LIABILITIES, NET - (0.2%) (3,367,615)
NET ASSETS - 100.0% $ 1,611,392,949

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 737,765 $ 737,765 $ – $ –
Communications 336,855,395 336,855,395 – –
Consumer, Cyclical 114,427,851 42,577,353 71,850,498 –
Consumer, Non-Cyclical 290,715,959 281,981,609 8,734,350 –
Energy 38,313,673 38,313,673 – –
Financial 85,972,968 85,972,968 – –
Industrial 123,819,422 120,278,108 3,541,314 –
Technology 613,632,881 601,413,525 12,219,356 –
Total Common Stocks 1,604,475,914 1,508,130,396 96,345,518 –
Short-Term Investments 10,284,650 – 10,284,650 –
Total $ 1,614,760,564 $ 1,508,130,396 $ 106,630,168 $ –

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.4%
Basic Materials - 4.4%
spacing
Air Products & Chemicals, Inc. 139,863 $ 33,884,609
Sherwin-Williams Co. 69,958 24,298,512
58,183,121
Communications - 8.5%
spacing
Alphabet, Inc. Class A * 114,650 17,304,124
Charter Communications, Inc. Class A * 32,201 9,358,577
Comcast Corp. Class A  570,530 24,732,475
Meta Platforms, Inc. Class A  39,632 19,244,507
Motorola Solutions, Inc. 77,467 27,499,236
Walt Disney Co. 102,400 12,529,664
110,668,583
Consumer, Cyclical - 1.7%
spacing
Home Depot, Inc. 58,251 22,345,084
Consumer, Non-Cyclical - 18.2%
spacing
Becton Dickinson & Co. 107,401 26,576,377
CVS Health Corp. 324,800 25,906,048
Elevance Health, Inc. 38,535 19,981,939
Haleon PLC ADR 2,103,860 17,861,771
Johnson & Johnson 158,648 25,096,527
McKesson Corp. 60,546 32,504,120
Merck & Co., Inc. 122,830 16,207,419
Nestle SA ADR 49,300 5,235,660
PepsiCo, Inc. 93,966 16,444,990
Thermo Fisher Scientific, Inc. 51,969 30,204,903
UnitedHealth Group, Inc. 45,700 22,607,790
238,627,544
Energy - 9.1%
spacing
Chevron Corp. 181,058 28,560,089
ConocoPhillips 447,363 56,940,363
Enterprise Products Partners LP 1,152,152 33,619,795
119,120,247
Financial - 25.6%
spacing
American Express Co. 143,396 32,649,835
American Tower Corp. REIT 81,708 16,144,684
Bank of America Corp. 1,046,482 39,682,597
Berkshire Hathaway, Inc. Class B * 59,636 25,078,131
Capital One Financial Corp. 90,400 13,459,656
Charles Schwab Corp. 595,163 43,054,091
JPMorgan Chase & Co. 301,150 60,320,345
Marsh & McLennan Cos., Inc. 100,834 20,769,787
Progressive Corp. 84,131 17,399,973
Travelers Cos., Inc. 116,826 26,886,336
U.S. Bancorp 378,843 16,934,282
Visa, Inc. Class A  82,118 22,917,492
335,297,209
Industrial - 12.8%
spacing
Deere & Co. 29,285 12,028,521
Illinois Tool Works, Inc. 72,818 19,539,254
Martin Marietta Materials, Inc. 37,607 23,088,442
Northrop Grumman Corp. 44,318 21,213,254
Otis Worldwide Corp. 158,161 15,700,642
RTX Corp. 179,081 17,465,770
United Parcel Service, Inc. Class B  212,287 31,552,217
a Shares Value
Veralto Corp. 163,200 $ 14,469,312
XPO, Inc. * 101,500 12,386,045
167,443,457
Technology - 10.8%
spacing
Intel Corp. 1,349,620 59,612,715
Lam Research Corp. 20,540 19,956,048
Microchip Technology, Inc. 356,700 31,999,557
Microsoft Corp. 40,102 16,871,713
Oracle Corp. 102,439 12,867,363
141,307,396
Utilities - 7.3%
spacing
Edison International 383,634 27,134,433
Sempra 696,427 50,024,351
WEC Energy Group, Inc. 226,200 18,575,544
95,734,328
Total Common Stocks
    (Cost $904,698,695) 1,288,726,969
Principal
Amount
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$18,004,933; collateralized by U.S.
Treasury Notes and U.S. Treasury Bonds:
0.625% - 2.000% due 01/15/26 and value
$18,355,054) $ 17,995,036 17,995,036
Total Short-Term Investments
(Cost $17,995,036) 17,995,036
TOTAL INVESTMENTS - 99.8%
(Cost $922,693,731) 1,306,722,005
OTHER ASSETS & LIABILITIES, NET - 0.2% 2,511,281
NET ASSETS - 100.0% $ 1,309,233,286

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,288,726,969 $ 1,288,726,969 $ – $ –
Short-Term Investments 17,995,036 – 17,995,036 –
Total $ 1,306,722,005 $ 1,288,726,969 $ 17,995,036 $ –

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 29.2%
Basic Materials - 0.3%
Glencore Funding LLC (Australia)
due 04/04/29 # ~ $ 465,000 $ 466,084
6.125% due 10/06/28 ~ 1,405,000 1,452,746
1,918,830
Communications - 2.6%
Charter Communications Operating LLC/
Charter Communications Operating
Capital
2.250% due 01/15/29  1,575,000 1,340,655
4.200% due 03/15/28  1,920,000 1,810,540
6.150% due 11/10/26  75,000 75,606
Comcast Corp.
5.350% due 11/15/27  900,000 917,395
NTT Finance Corp. (Japan)
4.372% due 07/27/27 ~ 695,000 683,052
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  2,285,000 2,169,753
5.000% due 02/15/29  944,000 937,839
Sprint LLC
7.625% due 03/01/26  2,015,000 2,083,105
T-Mobile USA, Inc.
2.250% due 02/15/26  2,355,000 2,229,909
2.625% due 04/15/26  1,355,000 1,287,959
3.750% due 04/15/27  1,260,000 1,213,804
Verizon Communications, Inc.
2.100% due 03/22/28  1,020,000 918,618
15,668,235
Consumer, Cyclical - 1.8%
Delta Air Lines, Inc.
7.000% due 05/01/25 ~ 1,480,000 1,499,917
Ford Motor Credit Co. LLC
5.800% due 03/05/27  1,050,000 1,054,330
6.950% due 06/10/26  975,000 996,459
7.350% due 11/04/27  1,820,000 1,909,658
General Motors Financial Co., Inc.
2.350% due 02/26/27  515,000 475,669
4.000% due 01/15/25  515,000 508,296
4.350% due 04/09/25  295,000 291,451
5.400% due 05/08/27  85,000 85,248
6.050% due 10/10/25  885,000 891,914
Hyundai Capital America
1.650% due 09/17/26 ~ 1,180,000 1,079,658
Lowe's Cos., Inc.
4.400% due 09/08/25  1,475,000 1,457,384
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/26 ~ 220,000 203,809
7.050% due 09/15/28 ~ 295,000 308,581
10,762,374
Consumer, Non-Cyclical - 3.6%
AbbVie, Inc.
4.800% due 03/15/29  2,639,000 2,644,274
Altria Group, Inc.
6.200% due 11/01/28  2,070,000 2,159,032
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  812,000 756,276
5.931% due 02/02/29  2,633,000 2,704,209
a
Principal
Amount Value
Bayer U.S. Finance LLC (Germany)
6.250% due 01/21/29 ~ $ 1,375,000 $ 1,399,674
Bristol-Myers Squibb Co.
4.900% due 02/22/29  705,000 708,490
Elevance Health, Inc.
3.650% due 12/01/27  1,480,000 1,416,251
General Mills, Inc.
3.907% due 04/13/29  EUR 513,000 565,631
Global Payments, Inc.
1.200% due 03/01/26  $ 1,995,000 1,846,153
HCA, Inc.
4.500% due 02/15/27  3,315,000 3,251,279
5.250% due 06/15/26  1,765,000 1,760,382
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  935,000 922,176
Philip Morris International, Inc.
4.875% due 02/13/26  150,000 149,473
5.125% due 11/17/27  220,000 221,226
Solventum Corp.
5.400% due 03/01/29 ~ 510,000 511,166
UnitedHealth Group, Inc.
4.700% due 04/15/29  250,000 249,291
21,264,983
Energy - 4.4%
Diamondback Energy, Inc.
3.250% due 12/01/26  2,970,000 2,847,998
Enbridge Energy Partners LP
5.875% due 10/15/25  150,000 150,956
Enbridge, Inc. (Canada)
2.500% due 01/15/25  445,000 434,562
2.500% due 02/14/25  1,845,000 1,797,486
6.000% due 11/15/28  645,000 670,991
Energy Transfer LP
4.500% due 04/15/24  220,000 219,882
6.050% due 12/01/26  1,670,000 1,703,993
6.100% due 12/01/28  2,040,000 2,116,704
EQT Corp.
3.900% due 10/01/27  888,000 844,714
Kinder Morgan, Inc.
5.000% due 02/01/29  942,000 938,709
MPLX LP
1.750% due 03/01/26  150,000 140,303
4.000% due 03/15/28  295,000 284,161
4.250% due 12/01/27  445,000 432,960
Occidental Petroleum Corp.
8.500% due 07/15/27  1,406,000 1,527,211
ONEOK, Inc.
5.550% due 11/01/26  1,385,000 1,398,123
5.650% due 11/01/28  490,000 501,160
Pioneer Natural Resources Co.
1.125% due 01/15/26  740,000 689,034
5.100% due 03/29/26  590,000 589,452
Sabine Pass Liquefaction LLC
5.000% due 03/15/27  2,372,000 2,365,901
5.625% due 03/01/25  1,920,000 1,918,812
5.750% due 05/15/24  100,000 99,974
Targa Resources Corp.
5.200% due 07/01/27  1,995,000 1,992,790
Western Midstream Operating LP
6.350% due 01/15/29  370,000 384,022

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Williams Cos., Inc.
5.400% due 03/02/26  $ 2,155,000 $ 2,161,567
26,211,465
Financial - 10.5%
American Express Co.
2.550% due 03/04/27  25,000 23,355
5.098% due 02/16/28  1,030,000 1,028,765
American Tower Corp.
3.650% due 03/15/27  1,845,000 1,769,225
5.500% due 03/15/28  790,000 797,047
Aon Corp./Aon Global Holdings PLC
2.850% due 05/28/27  515,000 482,041
Aon North America, Inc.
5.150% due 03/01/29  955,000 960,941
Bank of America Corp.
5.819% due 09/15/29  2,275,000 2,333,486
5.933% due 09/15/27  5,225,000 5,296,255
Bank of America NA
5.526% due 08/18/26  1,235,000 1,247,818
Barclays PLC (United Kingdom)
3.932% due 05/07/25  695,000 693,603
5.690% due 03/12/30  470,000 472,603
5.829% due 05/09/27  530,000 531,283
Capital One Financial Corp.
7.149% due 10/29/27  1,160,000 1,207,525
Citigroup, Inc.
3.070% due 02/24/28  2,755,000 2,592,061
3.520% due 10/27/28  1,500,000 1,414,838
3.668% due 07/24/28  220,000 209,173
3.887% due 01/10/28  220,000 212,205
5.174% due 02/13/30  505,000 502,792
Credit Suisse AG (Switzerland)
3.700% due 02/21/25  965,000 948,727
5.000% due 07/09/27  745,000 738,448
Crown Castle, Inc.
1.050% due 07/15/26  190,000 172,789
Deutsche Bank AG (Germany)
6.819% due 11/20/29  350,000 366,091
Equinix, Inc.
2.000% due 05/15/28  1,275,000 1,120,990
2.900% due 11/18/26  1,745,000 1,637,584
3.200% due 11/18/29  595,000 532,814
Goldman Sachs Group, Inc.
4.250% due 10/21/25  200,000 196,331
5.950% due 01/15/27  80,000 81,754
6.484% due 10/24/29  3,165,000 3,330,982
HSBC Holdings PLC (United Kingdom)
7.390% due 11/03/28  220,000 234,156
HSBC USA, Inc.
5.294% due 03/04/27  1,145,000 1,151,969
JPMorgan Chase & Co.
5.012% due 01/23/30  2,690,000 2,680,091
5.040% due 01/23/28  1,985,000 1,978,775
6.087% due 10/23/29  441,000 458,636
Morgan Stanley
4.656% due 03/02/29  EUR 1,180,000 1,319,977
5.050% due 01/28/27  $ 2,080,000 2,072,701
6.296% due 10/18/28  2,640,000 2,732,232
6.407% due 11/01/29  2,270,000 2,381,227
Morgan Stanley Bank NA
5.882% due 10/30/26  1,135,000 1,157,160
Nasdaq, Inc.
1.750% due 03/28/29  EUR 678,000 676,510
a
Principal
Amount Value
Toronto-Dominion Bank (Canada)
5.523% due 07/17/28  $ 740,000 $ 756,168
Truist Financial Corp.
5.435% due 01/24/30  405,000 404,641
6.047% due 06/08/27  1,110,000 1,125,258
U.S. Bancorp
5.384% due 01/23/30  390,000 391,824
UBS AG (Switzerland)
1.250% due 06/01/26  2,090,000 1,924,691
VICI Properties LP/VICI Note Co., Inc.
4.625% due 06/15/25 ~ 6,505,000 6,410,832
4.625% due 12/01/29 ~ 385,000 364,345
Wells Fargo & Co.
3.526% due 03/24/28  1,250,000 1,190,115
5.198% due 01/23/30  287,000 286,478
6.303% due 10/23/29  2,210,000 2,302,530
62,901,842
Industrial - 2.0%
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 645,000 643,874
Boeing Co.
2.196% due 02/04/26  2,805,000 2,627,237
Canadian Pacific Railway Co. (Canada)
4.000% due 06/01/28  745,000 718,568
L3Harris Technologies, Inc.
3.832% due 04/27/25  1,365,000 1,342,148
4.400% due 06/15/28  1,362,000 1,325,475
5.400% due 01/15/27  1,280,000 1,289,673
Lockheed Martin Corp.
4.500% due 02/15/29  1,110,000 1,100,210
Northrop Grumman Corp.
4.600% due 02/01/29  213,000 210,743
RTX Corp.
2.650% due 11/01/26  220,000 207,560
5.750% due 11/08/26  514,000 522,043
5.750% due 01/15/29  1,360,000 1,408,152
Ryder System, Inc.
2.850% due 03/01/27  885,000 830,176
12,225,859
Technology - 1.7%
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.875% due 01/15/27  1,180,000 1,144,223
Broadcom, Inc.
3.459% due 09/15/26  220,000 211,743
4.000% due 04/15/29 ~ 1,252,000 1,193,155
Fidelity National Information Services, Inc.
1.150% due 03/01/26  420,000 389,011
1.500% due 05/21/27  EUR 863,000 875,617
Microchip Technology, Inc.
5.050% due 03/15/29  $ 635,000 635,357
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.700% due 05/01/25  665,000 645,524
4.300% due 06/18/29  150,000 144,588
Oracle Corp.
1.650% due 03/25/26  1,740,000 1,624,972
2.300% due 03/25/28  1,430,000 1,291,772
VMware LLC
1.400% due 08/15/26  2,000,000 1,827,026

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.800% due 08/15/28  $ 150,000 $ 130,769
10,113,757
Utilities - 2.3%
Consumers Energy Co.
4.600% due 05/30/29  370,000 365,951
DTE Electric Co.
4.850% due 12/01/26  675,000 674,859
Duke Energy Corp.
0.900% due 09/15/25  1,660,000 1,558,325
2.650% due 09/01/26  220,000 207,800
3.100% due 06/15/28  EUR 1,230,000 1,304,083
5.000% due 12/08/27  $ 220,000 219,842
Edison International
3.550% due 11/15/24  515,000 508,146
4.700% due 08/15/25  1,155,000 1,141,272
4.950% due 04/15/25  150,000 148,832
Eversource Energy
2.900% due 03/01/27  1,110,000 1,043,919
5.450% due 03/01/28  515,000 521,613
5.950% due 02/01/29  241,000 248,792
Exelon Corp.
5.150% due 03/15/28  960,000 962,838
Georgia Power Co.
5.004% due 02/23/27  500,000 500,845
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27  150,000 137,393
3.550% due 05/01/27  150,000 143,134
4.255% due 09/01/24  590,000 586,134
4.625% due 07/15/27  740,000 730,005
NiSource, Inc.
5.250% due 03/30/28  1,625,000 1,636,981
San Diego Gas & Electric Co.
4.950% due 08/15/28  95,000 95,402
Sempra
3.300% due 04/01/25  385,000 376,783
Virginia Electric & Power Co.
3.750% due 05/15/27  740,000 714,171
WEC Energy Group, Inc.
5.600% due 09/12/26  150,000 151,769
13,978,889
Total Corporate Bonds & Notes
    (Cost $172,971,958) 175,046,234
MORTGAGE-BACKED SECURITIES - 6.7%
Collateralized Mortgage Obligations - Commercial - 3.1%
Arbor Multifamily Mortgage Securities Trust
2.213% due 10/15/54 ~ 130,000 116,274
BBCMS Mortgage Trust
5.753% due 04/15/56  2,000,000 2,015,196
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 432,865
BMO Mortgage Trust
7.055% due 11/15/56 § 1,000,000 1,081,752
BX Commercial Mortgage Trust
6.369% (SOFR + 1.044%)
due 10/15/37 ~ § 666,520 665,758
6.767% (SOFR + 1.442%)
due 02/15/39 ~ § 198,000 198,542
7.440% (SOFR + 2.115%)
due 06/15/27 ~ § 396,000 398,050
a
Principal
Amount Value
BX Trust
6.325% (SOFR + 1.000%)
due 01/15/39 ~ § $ 800,000 $ 796,365
6.339% (SOFR + 1.014%)
due 10/15/36 ~ § 1,000,000 990,832
(SOFR + 1.442%)
due 04/15/29 # ~ § 231,100 231,461
6.967% (SOFR + 1.642%)
due 02/15/41 ~ § 859,000 862,583
7.340% (SOFR + 2.090%)
due 03/15/26 ~ § 360,000 360,287
CENT Trust
7.945% (SOFR + 2.620%)
due 09/15/38 ~ § 1,000,000 1,012,166
CSAIL Commercial Mortgage Trust
3.808% due 11/15/48  2,683,000 2,606,707
CSMC Trust
8.468% (SOFR + 3.143%)
due 09/09/24 ~ § 500,000 502,518
GS Mortgage Securities Corp. Trust
6.390% (SOFR + 1.064%)
due 10/15/36 ~ § 500,000 493,447
JP Morgan Chase Commercial Mortgage
Securities Trust
2.854% due 09/06/38 ~ § 595,000 557,011
Med Trust
6.389% (SOFR + 1.064%)
due 11/15/38 ~ § 995,224 993,437
Morgan Stanley Capital I Trust
3.587% due 12/15/50  656,000 617,019
MTN Commercial Mortgage Trust
6.727% (SOFR + 1.397%)
due 03/15/39 ~ § 475,000 470,586
OPEN Trust
8.414% (SOFR + 3.089%)
due 10/15/28 ~ § 392,314 397,306
SREIT Trust
6.261% (SOFR + 0.936%)
due 11/15/36 ~ § 800,000 796,306
Taubman Centers Commercial Mortgage
Trust
7.511% (SOFR + 2.186%)
due 05/15/37 ~ § 1,190,000 1,200,535
UBS Commercial Mortgage Trust
3.460% due 04/15/52  1,093,318 1,046,799
18,843,802
Collateralized Mortgage Obligations - Residential - 1.3%
A&D Mortgage Trust
6.195% due 02/25/69 ~ § 558,378 557,091
7.049% due 11/25/68 ~ § 749,015 759,503
Barclays Mortgage Loan Trust
5.903% due 01/25/64 ~ § 668,104 664,631
BRAVO Residential Funding Trust
1.789% due 05/25/60 ~ § 969,949 925,581
2.406% due 05/25/60 ~ § 364,917 349,763
Freddie Mac REMICS
2.000% due 12/25/33  1,835,559 1,682,854
2.500% due 04/25/34  863,505 797,142
OBX Trust
6.465% due 10/25/63 ~ § 1,433,436 1,443,670
Vista Point Securitization Trust
2.770% due 03/25/65 ~ § 402,602 401,417
7,581,652

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Fannie Mae - 1.8%
2.500% due 02/01/35  $ 6,346,433 $ 5,938,504
3.000% due 07/01/31 - 04/01/33 2,348,216 2,203,094
3.500% due 12/01/31 - 02/01/32 2,899,969 2,773,809
10,915,407
Freddie Mac - 0.5%
2.500% due 10/01/31  3,168,445 2,965,895
Total Mortgage-Backed Securities
    (Cost $39,906,885) 40,306,756
ASSET-BACKED SECURITIES - 16.6%
Automobile Other - 0.1%
Ford Credit Floorplan Master Owner Trust A
2.640% due 09/15/26  75,000 73,790
GMF Floorplan Owner Revolving Trust
5.830% due 06/15/30 ~ 187,000 188,103
261,893
Automobile Sequential - 4.8%
ARI Fleet Lease Trust
5.300% due 11/15/32 ~ 406,000 405,340
Enterprise Fleet Financing LLC
5.160% due 09/20/30 ~ 50,000 49,929
5.230% due 03/20/30 ~ 581,000 580,386
5.420% due 10/22/29 ~ 1,661,000 1,668,127
5.500% due 04/22/30 ~ 1,930,000 1,950,470
5.510% due 01/22/29 ~ 880,867 880,406
Ford Credit Auto Owner Trust
5.280% due 02/15/36 ~ 1,146,000 1,161,172
5.530% due 09/15/28  1,381,000 1,394,976
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 700,932
GM Financial Consumer Automobile
Receivables Trust
4.850% due 12/18/28  556,000 554,857
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,426,798
GMF Floorplan Owner Revolving Trust
5.340% due 06/15/28 ~ 3,450,000 3,470,332
Hyundai Auto Receivables Trust
5.480% due 04/17/28  1,365,000 1,374,702
5.540% due 10/16/28  2,410,000 2,437,948
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  2,190,000 2,224,034
Porsche Financial Auto Securitization Trust
5.790% due 01/22/29 ~ 1,075,000 1,087,406
Toyota Auto Receivables Owner Trust
5.540% due 08/15/28  3,662,000 3,703,365
Volkswagen Auto Loan Enhanced Trust
5.480% due 12/20/28  2,152,000 2,178,185
Westlake Automobile Receivables Trust
6.240% due 07/15/27 ~ 1,731,000 1,756,282
29,005,647
Credit Card Bullet - 1.0%
American Express Credit Account Master
Trust
4.870% due 05/15/28  2,590,000 2,586,217
5.230% due 09/15/28  3,243,000 3,267,785
5,854,002
a
Principal
Amount Value
Other Asset-Backed Securities - 10.7%
Allegro CLO VII Ltd. (Cayman)
6.676% (SOFR + 1.362%)
due 06/13/31 ~ § $ 1,099,947 $ 1,101,743
Allegro CLO XII Ltd. (Cayman)
6.829% (SOFR + 1.512%)
due 01/21/32 ~ § 860,000 860,860
AMMC CLO 23 Ltd. (Cayman)
6.618% (SOFR + 1.302%)
due 10/17/31 ~ § 500,000 501,049
Atrium XIII (Cayman)
6.470% (SOFR + 1.150%)
due 11/21/30 ~ § 500,000 501,350
Barings CLO Ltd. (Cayman)
6.569% (SOFR + 1.252%)
due 01/20/31 ~ § 810,173 811,912
6.586% (SOFR + 1.272%)
due 10/15/33 ~ § 2,474,855 2,472,379
Benefit Street Partners CLO XVI Ltd.
(Cayman)
7.128% (SOFR + 1.812%)
due 01/17/32 ~ § 1,000,000 1,002,973
BlueMountain CLO Ltd. (Cayman)
6.579% (SOFR + 1.262%)
due 04/20/31 ~ § 344,739 344,572
BlueMountain CLO XXII Ltd. (Cayman)
6.656% (SOFR + 1.342%)
due 07/15/31 ~ § 234,987 235,187
7.076% (SOFR + 1.762%)
due 07/15/31 ~ § 650,000 651,558
Cedar Funding IX CLO Ltd. (Cayman)
6.559% (SOFR + 1.242%)
due 04/20/31 ~ § 218,124 218,309
CIFC Funding Ltd. (Cayman)
6.630% (SOFR + 1.312%)
due 04/24/30 ~ § 169,376 169,410
Clover CLO LLC
6.746% (SOFR + 1.422%)
due 01/25/35 ~ § 315,000 315,571
CNH Equipment Trust
4.770% due 06/15/29  610,878 607,779
Dryden 30 Senior Loan Fund (Cayman)
6.389% (SOFR + 1.082%)
due 11/15/28 ~ § 477,026 475,959
Galaxy XIX CLO Ltd. (Cayman)
6.530% (SOFR + 1.212%)
due 07/24/30 ~ § 614,828 616,125
Goldentree Loan Management U.S. CLO 2
Ltd. (Cayman)
6.489% (SOFR + 1.172%)
due 11/20/30 ~ § 1,180,492 1,180,849
GoldenTree Loan Opportunities X Ltd.
6.699% (SOFR + 1.382%)
due 07/20/31 ~ § 216,669 216,782
Goldentree Loan Opportunities XI Ltd.
(Cayman)
6.630% (SOFR + 1.332%)
due 01/18/31 ~ § 1,273,242 1,273,617
John Deere Owner Trust
4.960% due 11/15/28  636,000 636,633
Lendmark Funding Trust
2.000% due 04/20/32 ~ 1,504,000 1,361,599

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Madison Park Funding LIX Ltd. (Cayman)
6.700% (SOFR + 1.402%)
due 01/18/34 ~ § $ 250,000 $ 250,175
Madison Park Funding XLVI Ltd. (Cayman)
7.226% (SOFR + 1.912%)
due 10/15/34 ~ § 1,300,000 1,298,051
Madison Park Funding XLVIII Ltd. (Cayman)
7.021% (SOFR + 1.712%)
due 04/19/33 ~ § 1,300,000 1,299,186
Madison Park Funding XVIII Ltd. (Cayman)
6.519% (SOFR + 1.202%)
due 10/21/30 ~ § 277,576 278,007
Madison Park Funding XXX Ltd. (Cayman)
6.326% (SOFR + 1.012%)
due 04/15/29 ~ § 499,261 499,386
Madison Park Funding XXXIV Ltd.
(Cayman)
6.706% (SOFR + 1.382%)
due 04/25/32 ~ § 500,000 500,158
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 202,027 201,647
Navient Private Education Loan Trust
3.160% due 11/15/68 ~ 560,000 478,474
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 273,481 240,033
6.440% (SOFR + 1.114%)
due 04/15/69 ~ § 901,084 897,430
6.490% (SOFR + 1.164%)
due 12/15/59 ~ § 1,744,514 1,743,686
6.510% (PRIME - 1.990%)
due 04/15/60 ~ § 1,126,965 1,083,895
Navient Student Loan Trust
3.390% due 12/15/59 ~ 2,568,520 2,466,840
Nelnet Student Loan Trust
1.360% due 04/20/62 ~ 281,763 254,937
OCP CLO Ltd. (Cayman)
6.666% (SOFR + 1.342%)
due 04/26/31 ~ § 1,389,347 1,391,901
Octagon Investment Partners 20-R Ltd.
(Cayman)
6.713% (SOFR + 1.412%)
due 05/12/31 ~ § 250,000 250,494
Octagon Investment Partners XVI Ltd.
(Cayman)
6.598% (SOFR + 1.282%)
due 07/17/30 ~ § 237,190 237,800
Octagon Investment Partners XVII Ltd.
(Cayman)
6.586% (SOFR + 1.262%)
due 01/25/31 ~ § 202,708 202,819
Octagon Investment Partners XXI Ltd.
(Cayman)
6.568% (SOFR + 1.262%)
due 02/14/31 ~ § 1,500,000 1,503,444
OHA Credit Funding 2 Ltd. (Cayman)
6.729% (SOFR + 1.412%)
due 04/21/34 ~ § 1,000,000 1,002,055
OHA Credit Funding 6 Ltd. (Cayman)
6.719% (SOFR + 1.402%)
due 07/20/34 ~ § 315,000 314,812
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 643,000 605,885
5.940% due 05/15/34 ~ 1,300,000 1,307,877
a
Principal
Amount Value
6.819% (SOFR + 1.500%)
due 09/15/36 ~ § $ 227,000 $ 230,968
Palmer Square Loan Funding Ltd. (Cayman)
6.379% (SOFR + 1.062%)
due 07/20/29 ~ § 945,501 944,997
6.420% (SOFR + 1.100%)
due 04/15/31 ~ § 250,000 250,700
PFS Financing Corp.
5.270% due 05/15/28 ~ 2,600,000 2,605,388
Pikes Peak CLO 8 (Cayman)
6.749% (SOFR + 1.432%)
due 07/20/34 ~ § 250,000 250,517
Race Point VIII CLO Ltd. (Cayman)
6.621% (SOFR + 1.302%)
due 02/20/30 ~ § 1,667,460 1,668,127
Regatta XII Funding Ltd. (Cayman)
6.676% (SOFR + 1.362%)
due 10/15/32 ~ § 790,000 789,787
Regatta XVIII Funding Ltd. (Cayman)
6.676% (SOFR + 1.362%)
due 01/15/34 ~ § 2,750,000 2,748,449
Rockford Tower CLO Ltd. (Cayman)
6.699% (SOFR + 1.382%)
due 04/20/34 ~ § 1,775,000 1,778,652
RR 1 LLC
6.726% (SOFR + 1.412%)
due 07/15/35 ~ § 315,000 314,853
RR 24 Ltd. (Bermuda)
7.747% (SOFR + 2.400%)
due 01/15/36 ~ § 2,650,000 2,666,369
SLM Private Credit Student Loan Trust
5.991% (SOFR + 0.662%)
due 06/15/33 § 1,865,876 1,853,238
SLM Private Education Loan Trust
10.190% (SOFR + 4.864%)
due 10/15/41 ~ § 721,407 775,507
SMB Private Education Loan Trust
1.390% due 01/15/53 ~ 2,490,949 2,199,157
1.600% due 09/15/54 ~ 2,242,196 2,043,609
6.160% (SOFR + 0.834%)
due 01/15/37 ~ § 124,153 123,629
6.170% (SOFR + 0.844%)
due 01/15/53 ~ § 852,611 829,742
6.190% (SOFR + 0.864%)
due 10/15/35 ~ § 31,722 31,623
6.240% (SOFR + 0.914%)
due 02/15/36 ~ § 58,023 57,850
6.240% (SOFR + 0.914%)
due 01/15/53 ~ § 1,613,659 1,599,758
6.294% (SOFR + 0.964%)
due 09/15/54 ~ § 755,748 752,753
Stratus CLO Ltd. (Cayman)
6.479% (SOFR + 1.162%)
due 12/28/29 ~ § 478,658 477,563
TCI-Flatiron CLO Ltd. (Cayman)
6.417% (SOFR + 1.100%)
due 01/17/32 ~ § 2,002,705 2,001,189
Trestles CLO IV Ltd. (Cayman)
6.749% (SOFR + 1.432%)
due 07/21/34 ~ § 330,000 330,083
Verizon Master Trust
4.830% due 12/22/31 ~ 358,000 358,495

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.000% due 12/20/28  $ 2,650,000 $ 2,644,075
64,192,286
Total Asset-Backed Securities
    (Cost $98,409,794) 99,313,828
U.S. TREASURY OBLIGATIONS - 1.1%
U.S. Treasury Notes - 1.1%
4.125% due 02/15/27  6,460,000 6,406,251
Total U.S. Treasury Obligations
    (Cost $6,403,945) 6,406,251
SHORT-TERM INVESTMENTS - 44.9%
Commercial Paper - 2.4%
a
Harley-Davidson Financial Services, Inc.
6.189% due 06/14/24 ~ 3,000,000 2,961,852
ING U.S. Funding LLC (Netherlands)
5.582% due 11/27/24 ~ 3,000,000 2,893,311
5.596% due 09/10/24 ~ 3,000,000 2,926,817
MUFG Bank Ltd. (Japan)
5.604% due 08/16/24  3,000,000 2,937,637
Walgreens Boots Alliance, Inc.
6.499% due 04/01/24 ~ 3,000,000 2,997,936
14,717,553
Repurchase Agreements - 3.6%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$21,540,929; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $21,959,764) 21,529,088 21,529,088
U.S. Treasury Bills - 38.9%
2.286% due 04/04/24  6,000,000 5,997,407
4.975% due 05/09/24  50,000,000 49,722,178
5.094% due 05/23/24  50,000,000 49,621,339
5.179% due 06/13/24  50,000,000 49,471,713
5.228% due 07/18/24  25,000,000 24,613,150
5.231% due 06/27/24  25,000,000 24,685,078
5.295% due 07/23/24  30,000,000 29,509,274
233,620,139
Total Short-Term Investments
(Cost $269,878,149) 269,866,780
TOTAL INVESTMENTS - 98.5%
(Cost $587,570,731) 590,939,849
DERIVATIVES - 6.7% 40,330,088
OTHER ASSETS & LIABILITIES, NET - (5.2%) (31,305,692)
NET ASSETS - 100.0% $ 599,964,245

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, open futures contracts outstanding were as follows:
(b) As of March 31, 2024, forward foreign currency contracts outstanding were as follows:
(c) As of March 31, 2024, swap agreements outstanding were as follows:
(d) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Eurex 2 Year Euro SCHATZ 06/24 30 $ 3,418,470 $ 3,421,033 $ 2,563
a
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 06/24 483 98,848,476 98,765,954 82,522
CBOT 5 Year U.S. Treasury Notes 06/24 1,123 120,136,722 120,178,547 (41,825)
CBOT 10 Year U.S. Treasury Notes 06/24 79 8,755,511 8,752,953 2,558
CBOT Ultra 10 Year U.S. Treasury Notes 06/24 36 4,119,163 4,125,938 (6,775)
Eurex 5 Year Euro BOBL 06/24 46 5,832,591 5,868,404 (35,813)
$ 667
Total Futures Contracts $ 3,230
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 2,639,000 USD 2,877,512 06/24 MSC $ – ( $ 21,438 )
USD 9,779 EUR 9,000 06/24 JPM 38 –
USD 7,693,818 EUR 7,068,090 06/24 MSC 44,336 –
Total Forward Foreign Currency Contracts $ 44,374 ( $ 21,438 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Mid Cap Index SOFR + 0.380% Q GSC 05/01/24 $ 152,959,454 $ 12,086,886 $ – $ 12,086,886
Russell Mid Cap Index SOFR + 0.390% Q GSC 05/10/24 7,040,133 419,960 – 419,960
Russell Mid Cap Index SOFR + 0.610% A CIT 06/18/24 85,558,176 2,381,160 – 2,381,160
Russell Mid Cap Index SOFR + 0.380% Q CIT 07/19/24 80,964,191 7,470,403 – 7,470,403
Russell Mid Cap Index SOFR + 0.400% Q JPM 11/01/24 227,189,777 17,945,513 – 17,945,513
a
Total Swap Agreements $ 40,303,922 $ – $ 40,303,922
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 175,046,234 $ – $ 175,046,234 $ –
Mortgage-Backed Securities 40,306,756 – 40,306,756 –
Asset-Backed Securities 99,313,828 – 99,313,828 –
U.S. Treasury Obligations 6,406,251 – 6,406,251 –
Short-Term Investments 269,866,780 – 269,866,780 –
Derivatives:
Equity Contracts
Swaps 40,303,922 – 40,303,922 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 44,374 – 44,374 –
Interest Rate Contracts
Futures 87,643 87,643 – –
Total Asset - Derivatives 40,435,939 87,643 40,348,296 –
Total Assets 631,375,788 87,643 631,288,145 –
a

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Liabilities Due to Custodian ( $ 2,699,786 ) $ – ( $ 2,699,786 ) $ –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (21,438) – (21,438) –
Interest Rate Contracts
Futures (84,413) (84,413) – –
Total Liabilities - Derivatives (105,851) (84,413) (21,438) –
Total Liabilities (2,805,637) (84,413) (2,721,224) –
Total $ 628,570,151 $ 3,230 $ 628,566,921 $ –

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.4%
Communications - 6.4%
spacing
FactSet Research Systems, Inc. 26,143 $ 11,879,118
Pinterest, Inc. Class A * 846,714 29,355,574
Trade Desk, Inc. Class A * 273,382 23,899,055
65,133,747
Consumer, Cyclical - 15.4%
spacing
Casey's General Stores, Inc. 18,183 5,790,376
Copart, Inc. * 304,939 17,662,067
Fastenal Co. 245,348 18,926,145
Five Below, Inc. * 25,394 4,605,964
Floor & Decor Holdings, Inc. Class A * 192,549 24,958,201
Fox Factory Holding Corp. * 60,378 3,143,883
Levi Strauss & Co. Class A  627,082 12,535,369
Lululemon Athletica, Inc. * 17,092 6,676,990
National Vision Holdings, Inc. * 318,259 7,052,619
On Holding AG Class A * (Switzerland)  502,903 17,792,708
Pool Corp. 53,063 21,410,921
Vail Resorts, Inc. 70,492 15,707,732
156,262,975
Consumer, Non-Cyclical - 32.1%
spacing
Agilent Technologies, Inc. 99,507 14,479,264
Align Technology, Inc. * 48,697 15,968,720
Bio-Techne Corp. 233,607 16,443,597
Brown-Forman Corp. Class B  249,012 12,853,999
Celsius Holdings, Inc. * 49,989 4,145,088
Cooper Cos., Inc. 162,822 16,519,920
CoStar Group, Inc. * 499,272 48,229,675
Dexcom, Inc. * 198,866 27,582,714
Edwards Lifesciences Corp. * 164,850 15,753,066
GE HealthCare Technologies, Inc. 175,454 15,950,523
IDEXX Laboratories, Inc. * 37,087 20,024,384
Inspire Medical Systems, Inc. * 50,258 10,794,916
Intuitive Surgical, Inc. * 47,915 19,122,397
Ionis Pharmaceuticals, Inc. * 161,666 7,008,221
MarketAxess Holdings, Inc. 100,697 22,077,817
Repligen Corp. * 110,843 20,386,245
Rollins, Inc. 261,912 12,118,668
West Pharmaceutical Services, Inc. 37,418 14,806,677
WillScot Mobile Mini Holdings Corp. * 248,942 11,575,803
325,841,694
Financial - 2.3%
spacing
Blue Owl Capital, Inc. 432,407 8,155,196
Kinsale Capital Group, Inc. 17,778 9,328,828
LPL Financial Holdings, Inc. 20,191 5,334,462
22,818,486
Industrial - 21.3%
spacing
AO Smith Corp. 170,840 15,283,346
Coherent Corp. * 264,358 16,025,382
Generac Holdings, Inc. * 125,028 15,771,032
HEICO Corp. Class A  123,984 19,086,097
Howmet Aerospace, Inc. 223,890 15,320,793
Keysight Technologies, Inc. * 85,934 13,438,359
Lincoln Electric Holdings, Inc. 59,395 15,171,859
Martin Marietta Materials, Inc. 26,497 16,267,568
Mettler-Toledo International, Inc. * 9,166 12,202,604
Novanta, Inc. * 82,053 14,340,403
Trex Co., Inc. * 178,517 17,807,071
a Shares Value
Trimble, Inc. * 267,953 $ 17,245,455
Universal Display Corp. 103,863 17,495,722
Westinghouse Air Brake Technologies Corp. 73,574 10,718,260
216,173,951
Technology - 20.9%
spacing
Crowdstrike Holdings, Inc. Class A * 61,976 19,868,886
DoubleVerify Holdings, Inc. * 285,478 10,037,406
HubSpot, Inc. * 23,600 14,786,816
Lattice Semiconductor Corp. * 162,164 12,686,090
Microchip Technology, Inc. 208,286 18,685,337
MongoDB, Inc. * 32,614 11,696,685
Monolithic Power Systems, Inc. 41,591 28,174,575
Onto Innovation, Inc. * 11,006 1,992,966
Teradyne, Inc. 175,711 19,825,472
Tyler Technologies, Inc. * 44,600 18,955,446
Veeva Systems, Inc. Class A * 81,687 18,926,061
Workday, Inc. Class A * 43,884 11,969,361
Workiva, Inc. * 130,117 11,033,922
Zebra Technologies Corp. Class A * 44,491 13,411,367
212,050,390
Total Common Stocks
    (Cost $825,736,809) 998,281,243
Principal
Amount
SHORT-TERM INVESTMENTS - 1.7%
Repurchase Agreements - 1.7%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$17,732,331; collateralized by U.S.
Treasury Bonds: 2.000% due 01/15/26
and value $18,077,109) $ 17,722,584 17,722,584
Total Short-Term Investments
(Cost $17,722,584) 17,722,584
TOTAL INVESTMENTS - 100.1%
(Cost $843,459,393) 1,016,003,827
OTHER ASSETS & LIABILITIES, NET - (0.1%) (1,161,288)
NET ASSETS - 100.0% $ 1,014,842,539

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 998,281,243 $ 998,281,243 $ – $ –
Short-Term Investments 17,722,584 – 17,722,584 –
Total $ 1,016,003,827 $ 998,281,243 $ 17,722,584 $ –

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.4%
Basic Materials - 4.4%
spacing
CF Industries Holdings, Inc. 39,156 $ 3,258,171
Commercial Metals Co. 38,900 2,286,153
DuPont de Nemours, Inc. 30,810 2,362,202
Freeport-McMoRan, Inc. 71,007 3,338,749
Mosaic Co. 15,986 518,906
Olin Corp. 41,936 2,465,837
PPG Industries, Inc. 21,711 3,145,924
17,375,942
Communications - 2.6%
spacing
CDW Corp. 6,982 1,785,856
eBay, Inc. 25,276 1,334,067
Expedia Group, Inc. * 22,186 3,056,122
Gen Digital, Inc. 128,172 2,871,053
TripAdvisor, Inc. * 47,095 1,308,770
10,355,868
Consumer, Cyclical - 11.6%
spacing
Alaska Air Group, Inc. * 50,483 2,170,264
AutoZone, Inc. * 1,951 6,148,869
Boyd Gaming Corp. 31,842 2,143,603
Churchill Downs, Inc. 10,913 1,350,484
Darden Restaurants, Inc. 10,808 1,806,557
Ferguson PLC 16,955 3,703,481
Gentex Corp. 72,824 2,630,403
Harley-Davidson, Inc. 52,793 2,309,166
Lear Corp. 13,078 1,894,740
LKQ Corp. 59,004 3,151,403
Marriott International, Inc. Class A  8,833 2,228,654
NVR, Inc. * 300 2,429,988
Ralph Lauren Corp. 15,267 2,866,532
Resideo Technologies, Inc. * 73,109 1,639,104
Ross Stores, Inc. 27,064 3,971,913
Tempur Sealy International, Inc. 62,224 3,535,568
Wyndham Hotels & Resorts, Inc. 31,277 2,400,510
46,381,239
Consumer, Non-Cyclical - 13.3%
spacing
Avantor, Inc. * 152,677 3,903,951
Avery Dennison Corp. 13,017 2,906,045
Cencora, Inc. 22,250 5,406,528
Centene Corp. * 28,027 2,199,559
Coca-Cola Europacific Partners PLC
(United Kingdom)  27,884 1,950,486
Constellation Brands, Inc. Class A  12,431 3,378,249
Corteva, Inc. 38,145 2,199,822
Equifax, Inc. 8,334 2,229,512
Fortrea Holdings, Inc. * 36,698 1,473,058
Global Payments, Inc. 9,123 1,219,380
H&R Block, Inc. 41,809 2,053,240
ICON PLC * 16,637 5,589,200
Molina Healthcare, Inc. * 10,156 4,172,389
RB Global, Inc. (Canada)  38,682 2,946,408
Robert Half, Inc. 36,975 2,931,378
TransUnion 14,020 1,118,796
U.S. Foods Holding Corp. * 75,407 4,069,716
Zimmer Biomet Holdings, Inc. 25,779 3,402,312
53,150,029
a Shares Value
Energy - 6.2%
spacing
Chord Energy Corp. 11,805 $ 2,104,123
Diamondback Energy, Inc. 13,764 2,727,612
EQT Corp. 49,022 1,817,246
Halliburton Co. 109,122 4,301,589
Phillips 66 26,912 4,395,806
Range Resources Corp. 80,690 2,778,157
Teck Resources Ltd. Class B (Canada)  30,691 1,405,034
Tidewater, Inc. * 22,796 2,097,232
Weatherford International PLC * 27,169 3,135,846
24,762,645
Financial - 23.3%
spacing
Ally Financial, Inc. 47,790 1,939,796
American Homes 4 Rent Class A REIT 37,175 1,367,296
Ameriprise Financial, Inc. 19,757 8,662,259
ARES Management Corp. Class A  25,023 3,327,559
Arthur J Gallagher & Co. 9,123 2,281,115
Carlyle Group, Inc. 29,754 1,395,760
Discover Financial Services 15,320 2,008,299
East West Bancorp, Inc. 21,359 1,689,710
EastGroup Properties, Inc. REIT 12,270 2,205,778
Equity LifeStyle Properties, Inc. REIT 36,174 2,329,606
Equity Residential REIT 34,656 2,187,140
Essex Property Trust, Inc. REIT 8,981 2,198,639
Evercore, Inc. Class A  16,453 3,168,683
Everest Group Ltd. 7,058 2,805,555
Extra Space Storage, Inc. REIT 11,117 1,634,199
Fifth Third Bancorp 144,220 5,366,426
First American Financial Corp. 47,644 2,908,666
Globe Life, Inc. 19,942 2,320,650
Huntington Bancshares, Inc. 334,575 4,667,321
Invitation Homes, Inc. REIT 41,134 1,464,782
Lamar Advertising Co. Class A REIT 32,862 3,924,051
LPL Financial Holdings, Inc. 14,806 3,911,745
Markel Group, Inc. * 1,645 2,502,835
Regency Centers Corp. REIT 53,130 3,217,553
RenaissanceRe Holdings Ltd. (Bermuda)  3,893 914,972
Rexford Industrial Realty, Inc. REIT 36,950 1,858,585
Rocket Cos., Inc. Class A * 119,852 1,743,847
Simon Property Group, Inc. REIT 29,587 4,630,070
SLM Corp. 91,927 2,003,089
Synchrony Financial 68,164 2,939,232
Travelers Cos., Inc. 12,368 2,846,371
VICI Properties, Inc. REIT 110,001 3,276,930
Voya Financial, Inc. 25,487 1,883,999
Welltower, Inc. REIT 16,845 1,573,997
93,156,515
Industrial - 25.0%
spacing
Advanced Drainage Systems, Inc. 16,268 2,802,000
Allegion PLC 27,623 3,721,094
AMETEK, Inc. 34,432 6,297,613
Arrow Electronics, Inc. * 5,533 716,302
Atkore, Inc. 12,921 2,459,642
Ball Corp. 51,773 3,487,429
Builders FirstSource, Inc. * 6,706 1,398,536
BWX Technologies, Inc. 30,360 3,115,543
Curtiss-Wright Corp. 15,320 3,921,001
Dover Corp. 27,646 4,898,595
Eaton Corp. PLC 5,402 1,689,097
Expeditors International of Washington, Inc. 27,256 3,313,512
Flex Ltd. * 116,447 3,331,549

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Fortive Corp. 34,623 $ 2,978,270
Frontdoor, Inc. * 60,622 1,975,065
Garmin Ltd. 18,085 2,692,314
Howmet Aerospace, Inc. 80,520 5,509,984
ITT, Inc. 10,984 1,494,153
Jacobs Solutions, Inc. 14,758 2,268,747
Keysight Technologies, Inc. * 6,839 1,069,483
L3Harris Technologies, Inc. 12,707 2,707,862
Landstar System, Inc. 14,968 2,885,232
Masco Corp. 53,790 4,242,955
Norfolk Southern Corp. 19,068 4,859,861
nVent Electric PLC 42,217 3,183,162
Otis Worldwide Corp. 25,414 2,522,848
Packaging Corp. of America 18,498 3,510,550
Parker-Hannifin Corp. 14,148 7,863,317
TE Connectivity Ltd. 19,488 2,830,437
Textron, Inc. 62,320 5,978,358
99,724,511
Technology - 8.7%
spacing
ASGN, Inc. * 12,916 1,353,080
Check Point Software Technologies Ltd. *
(Israel)  29,974 4,916,036
Cognizant Technology Solutions Corp.
Class A  35,784 2,622,609
Dell Technologies, Inc. Class C  36,489 4,163,760
Leidos Holdings, Inc. 12,379 1,622,763
Microchip Technology, Inc. 24,408 2,189,642
NetApp, Inc. 15,643 1,642,046
NXP Semiconductors NV (China)  6,319 1,565,658
Qorvo, Inc. * 13,862 1,591,773
Science Applications International Corp. 20,682 2,696,726
Take-Two Interactive Software, Inc. * 16,985 2,522,103
Teradyne, Inc. 33,754 3,808,464
Zebra Technologies Corp. Class A * 14,053 4,236,136
34,930,796
Utilities - 4.3%
spacing
American Electric Power Co., Inc. 31,278 2,693,036
CenterPoint Energy, Inc. 162,638 4,633,556
DTE Energy Co. 29,269 3,282,226
Entergy Corp. 28,869 3,050,876
FirstEnergy Corp. 46,297 1,787,990
OGE Energy Corp. 48,881 1,676,618
17,124,302
Total Common Stocks
    (Cost $305,588,534) 396,961,847
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $4,868,008; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $4,962,674) $ 4,865,332 $ 4,865,332
Total Short-Term Investments
(Cost $4,865,332) 4,865,332
TOTAL INVESTMENTS - 100.6%
(Cost $310,453,866) 401,827,179
OTHER ASSETS & LIABILITIES, NET - (0.6%) (2,491,891)
NET ASSETS - 100.0% $ 399,335,288

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 396,961,847 $ 396,961,847 $ – $ –
Short-Term Investments 4,865,332 – 4,865,332 –
Total $ 401,827,179 $ 396,961,847 $ 4,865,332 $ –

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 3,680 $ 1,619
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 154 77
Icosavax, Inc. - Contingent Value Rights * 1,880 583
OmniAb, Inc. $12.50 - Earn Out Shares *
± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out Shares *
± Ω 660 –
2,279
Total Rights
    (Cost $2,018) 2,279
COMMON STOCKS - 98.6%
Basic Materials - 6.0%
spacing
AdvanSix, Inc. 1,518 43,415
American Vanguard Corp. 1,308 16,939
Ashland, Inc. 7,468 727,159
Avient Corp. 55,579 2,412,129
Caledonia Mining Corp. PLC * (South Africa)  892 9,874
Carpenter Technology Corp. 2,840 202,833
Centrus Energy Corp. Class A * 713 29,611
Codexis, Inc. * 3,410 11,901
Coeur Mining, Inc. * 20,760 78,265
Commercial Metals Co. 23,613 1,387,736
Constellium SE * 2,861 63,257
Contango ORE, Inc. * 259 5,141
Dakota Gold Corp. * 1,458 3,455
Danimer Scientific, Inc. * 5,369 5,852
Ecovyst, Inc. * 4,227 47,131
Elementis PLC * (United Kingdom)  1,289,297 2,415,104
Encore Energy Corp. * (Canada)  9,451 41,395
Energy Fuels, Inc. * 1,114 7,007
Glatfelter Corp. * 2,337 4,674
Haynes International, Inc. 726 43,647
HB Fuller Co. 338 26,952
Hecla Mining Co. 28,089 135,108
i-80 Gold Corp. * (Canada)  10,573 14,168
Innospec, Inc. 177 22,822
Intrepid Potash, Inc. * 615 12,829
Kaiser Aluminum Corp. 55 4,915
Koppers Holdings, Inc. 1,170 64,549
Kronos Worldwide, Inc. 1,256 14,821
Mativ Holdings, Inc. 3,170 59,438
Minerals Technologies, Inc. 1,890 142,279
Oil-Dri Corp. of America * 212 15,807
Olin Corp. 22,757 1,338,112
Origin Materials, Inc. * 6,537 3,334
Perimeter Solutions SA * 8,876 65,860
Piedmont Lithium, Inc. * 645 8,591
Radius Recycling, Inc. 1,503 31,758
Rayonier Advanced Materials, Inc. * 3,710 17,734
Rogers Corp. * 268 31,809
Stepan Co. 1,094 98,504
Trinseo PLC * 1,885 7,125
Tronox Holdings PLC 140,750 2,442,012
Uranium Energy Corp. * 22,328 150,714
Valhi, Inc. 90 1,546
a Shares Value
Worthington Steel, Inc. * 1,790 $ 64,172
12,331,484
Communications - 1.5%
spacing
1-800-Flowers.com, Inc. Class A * 1,516 16,418
ADTRAN Holdings, Inc. 4,530 24,643
Advantage Solutions, Inc. * 5,048 21,858
Allbirds, Inc. Class A * 6,644 4,612
AMC Networks, Inc. Class A * 1,790 21,713
Anterix, Inc. * 95 3,193
ATN International, Inc. 633 19,943
Aviat Networks, Inc. * 660 25,304
BARK, Inc. * 7,009 8,691
Beyond, Inc. * 2,620 94,084
Blacksky Technology, Inc. * 6,693 9,102
Blade Air Mobility, Inc. * 3,433 9,784
Boston Omaha Corp. Class A * 1,284 19,851
Bumble, Inc. Class A * 5,892 66,874
Cardlytics, Inc. * 2,128 30,835
Clear Channel Outdoor Holdings, Inc. * 21,812 35,990
Clearfield, Inc. * 24,188 745,958
Cogent Communications Holdings, Inc. 944 61,672
Consolidated Communications Holdings,
Inc. * 3,958 17,099
ContextLogic, Inc. Class A * 1,193 6,788
DHI Group, Inc. * 2,102 5,360
DigitalBridge Group, Inc. 6,425 123,810
DZS, Inc. * 1,951 2,575
EchoStar Corp. Class A * 7,065 100,676
ePlus, Inc. * 1,459 114,590
Eventbrite, Inc. Class A * 503 2,756
EverQuote, Inc. Class A * 123 2,283
EW Scripps Co. Class A * 1,736 6,822
Figs, Inc. Class A * 1,022 5,090
fuboTV, Inc. * 16,482 26,042
Gannett Co., Inc. * 8,387 20,464
Globalstar, Inc. * 4,748 6,980
Gogo, Inc. * 3,507 30,791
Gray Television, Inc. 4,575 28,914
HealthStream, Inc. 851 22,688
IDT Corp. Class B  181 6,844
iHeartMedia, Inc. Class A * 6,052 12,649
KVH Industries, Inc. * 1,296 6,610
Lands' End, Inc. * 774 8,429
Liberty Latin America Ltd. Class A * 1,767 12,316
Liberty Latin America Ltd. Class C * 8,270 57,807
Liquidity Services, Inc. * 522 9,709
Lumen Technologies, Inc. * 58,591 91,402
Magnite, Inc. * 4,530 48,697
MediaAlpha, Inc. Class A * 223 4,542
Mondee Holdings, Inc. * 514 1,187
NETGEAR, Inc. * 1,673 26,383
Nextdoor Holdings, Inc. * 4,063 9,142
Open Lending Corp. Class A * 560 3,506
Opendoor Technologies, Inc. * 31,341 94,963
Preformed Line Products Co. * 75 9,650
Ribbon Communications, Inc. * 5,170 16,544
Scholastic Corp. * 1,491 56,226
Shenandoah Telecommunications Co. 2,827 49,105
Sinclair, Inc. 1,599 21,539
Solo Brands, Inc. Class A * 543 1,178
Sphere Entertainment Co. * 1,545 75,829
Spok Holdings, Inc. 1,034 16,492
Squarespace, Inc. Class A * 2,293 83,557

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Stagwell, Inc. * 4,662 $ 28,998
Stitch Fix, Inc. Class A * 2,383 6,291
TEGNA, Inc. 11,450 171,063
Telephone & Data Systems, Inc. 5,745 92,035
Terran Orbital Corp. * 5,071 6,643
Thryv Holdings, Inc. * 1,799 39,992
TrueCar, Inc. * 5,237 17,753
Tucows, Inc. Class A * 306 5,679
Urban One, Inc. * 1,785 4,143
Viavi Solutions, Inc. * 2,235 20,316
Vivid Seats, Inc. Class A * 2,971 17,796
WideOpenWest, Inc. * 2,857 10,342
Ziff Davis, Inc. * 2,034 128,223
3,017,833
Consumer, Cyclical - 13.1%
spacing
A-Mark Precious Metals, Inc. 1,104 33,882
Abercrombie & Fitch Co. Class A * 1,366 171,201
Adient PLC * 52,514 1,728,761
Aeva Technologies, Inc. * 953 3,745
Allegiant Travel Co. 824 61,973
American Axle & Manufacturing Holdings,
Inc. * 6,658 49,003
American Eagle Outfitters, Inc. * 8,226 212,149
America's Car-Mart, Inc. * 341 21,780
Asbury Automotive Group, Inc. * 1,203 283,643
Aurora Innovation, Inc. * 20,729 58,456
Bally's Corp. * 696 9,702
Beacon Roofing Supply, Inc. * 3,288 322,290
Beazer Homes USA, Inc. * 1,710 56,088
Big 5 Sporting Goods Corp. 1,060 3,731
Big Lots, Inc. 1,408 6,097
Biglari Holdings, Inc. Class B * 41 7,777
BJ's Restaurants, Inc. * 464 16,787
Blue Bird Corp. * 1,500 57,510
BlueLinx Holdings, Inc. * 491 63,948
Bowlero Corp. Class A  106 1,452
Boyd Gaming Corp. 15,125 1,018,215
Brinker International, Inc. * 36,495 1,813,072
BRP, Inc. * 3,962 266,025
Brunswick Corp. 12,386 1,195,497
Build-A-Bear Workshop, Inc. 193 5,765
Caleres, Inc. 1,971 80,870
Carrols Restaurant Group, Inc. 2,133 20,285
Carvana Co. * 3,351 294,586
Cato Corp. Class A  853 4,922
Century Casinos, Inc. * 307 970
Century Communities, Inc. 5,857 565,200
Children's Place, Inc. * 691 7,974
Chuy's Holdings, Inc. * 213 7,184
Cinemark Holdings, Inc. * 1,064 19,120
Clarus Corp. 1,396 9,423
Clean Energy Fuels Corp. * 9,919 26,583
Commercial Vehicle Group, Inc. * 1,632 10,494
CompX International, Inc. 72 2,470
Cooper-Standard Holdings, Inc. * 633 10,482
Daktronics, Inc. * 2,187 21,782
Dalata Hotel Group PLC * (Ireland)  218,999 1,064,383
Dana, Inc. 7,594 96,444
Denny's Corp. * 784 7,025
Designer Brands, Inc. Class A  2,510 27,434
Destination XL Group, Inc. * 3,266 11,758
Dine Brands Global, Inc. 70 3,254
Dr. Martens PLC (United Kingdom)  545,388 605,659
a Shares Value
Dream Finders Homes, Inc. Class A * 837 $ 36,602
Duluth Holdings, Inc. Class B * 768 3,763
El Pollo Loco Holdings, Inc. * 1,629 15,866
Empire Resorts, Inc. (Escrow) * ± Ω 222 –
Escalade, Inc. * 623 8,566
Ethan Allen Interiors, Inc. 1,323 45,736
Everi Holdings, Inc. * 1,826 18,351
EVgo, Inc. * 5,135 12,889
EVI Industries, Inc. 12 299
First Watch Restaurant Group, Inc. * 765 18,834
Foot Locker, Inc. 4,769 135,916
Forestar Group, Inc. * 1,062 42,682
Fossil Group, Inc. * 3,701 3,775
Full House Resorts, Inc. * 405 2,256
Funko, Inc. Class A * 626 3,906
G-III Apparel Group Ltd. * 2,397 69,537
Genesco, Inc. * 641 18,038
Global Industrial Co. 143 6,404
GMS, Inc. * 1,585 154,284
Goodyear Tire & Rubber Co. * 16,354 224,540
Green Brick Partners, Inc. * 1,019 61,374
Group 1 Automotive, Inc. 1,499 438,053
GrowGeneration Corp. * 2,941 8,411
Guess?, Inc. * 1,450 45,631
Hanesbrands, Inc. * 6,841 39,678
Haverty Furniture Cos., Inc. 851 29,036
Hawaiian Holdings, Inc. * 2,958 39,430
Hibbett, Inc. 109 8,372
Hilton Grand Vacations, Inc. * 61,156 2,887,175
HNI Corp. 31,589 1,425,612
Holley, Inc. * 3,080 13,737
Hooker Furnishings Corp. 623 14,958
Hovnanian Enterprises, Inc. Class A * 283 44,414
Hudson Technologies, Inc. * 2,134 23,495
Hyliion Holdings Corp. * 8,538 15,027
indie Semiconductor, Inc. Class A * (China)  515 3,646
Interface, Inc. 3,329 55,994
iRobot Corp. * 176 1,542
J Jill, Inc. * 307 9,815
Jack in the Box, Inc. 2,873 196,743
JAKKS Pacific, Inc. * 427 10,547
JetBlue Airways Corp. * 19,535 144,950
Johnson Outdoors, Inc. Class A * 313 14,432
KB Home 3,971 281,464
La-Z-Boy, Inc. 2,517 94,690
Landsea Homes Corp. * 1,091 15,852
Lazydays Holdings, Inc. * 525 2,116
LCI Industries 5,114 629,329
Leslie's, Inc. * 9,434 61,321
LGI Homes, Inc. * 1,118 130,102
Life Time Group Holdings, Inc. * 1,788 27,750
Light & Wonder, Inc. * 2,782 284,014
Lindblad Expeditions Holdings, Inc. * 1,855 17,307
Lions Gate Entertainment Corp. Class A * 1,124 11,184
Lions Gate Entertainment Corp. Class B * 2,190 20,389
M/I Homes, Inc. * 7,282 992,464
Madison Square Garden Entertainment
Corp. * 334 13,096
Malibu Boats, Inc. Class A * 449 19,433
Marcus Corp. 1,402 19,993
MarineMax, Inc. * 1,241 41,276
Mattel, Inc. * 89,292 1,768,874
MDC Holdings, Inc. 3,483 219,116
Meritage Homes Corp. 5,501 965,205

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Methode Electronics, Inc. * 1,980 $ 24,116
Microvast Holdings, Inc. * 11,510 9,634
Miller Industries, Inc. 608 30,461
MillerKnoll, Inc. 4,286 106,121
Movado Group, Inc. * 886 24,746
MRC Global, Inc. * 3,219 40,463
National Vision Holdings, Inc. * 4,194 92,939
Nikola Corp. * 42,667 44,374
Nu Skin Enterprises, Inc. Class A  2,898 40,079
ODP Corp. * 1,842 97,718
OneWater Marine, Inc. Class A * 671 18,889
OPENLANE, Inc. * 6,136 106,153
Oxford Industries, Inc. * 210 23,604
Papa John's International, Inc. 423 28,172
Patrick Industries, Inc. 1,067 127,474
PC Connection, Inc. 669 44,107
PetMed Express, Inc. 1,392 6,668
PriceSmart, Inc. * 434 36,456
Purple Innovation, Inc. 2,963 5,156
PVH Corp. 2,770 389,490
Red Rock Resorts, Inc. Class A  1,273 76,151
Reservoir Media, Inc. * 1,026 8,136
Resideo Technologies, Inc. * 8,506 190,705
REV Group, Inc. 1,840 40,646
Rocky Brands, Inc. 369 10,011
Rush Enterprises, Inc. Class A  3,505 187,588
Rush Enterprises, Inc. Class B  548 29,203
Sally Beauty Holdings, Inc. * 431 5,353
Savers Value Village, Inc. * 753 14,518
ScanSource, Inc. * 1,438 63,329
SES AI Corp. * 6,120 10,282
Shoe Carnival, Inc. * 1,055 38,655
Signet Jewelers Ltd. (NYSE) * 2,534 253,577
Six Flags Entertainment Corp. * 868 22,846
Skyline Champion Corp. * 1,374 116,804
SkyWest, Inc. * 2,351 162,407
Sleep Number Corp. * 625 10,019
Snap One Holdings Corp. * 978 8,430
Solid Power, Inc. * 9,103 18,479
Sonic Automotive, Inc. Class A  852 48,513
Spirit Airlines, Inc. 6,372 30,840
Sportsman's Warehouse Holdings, Inc. * 1,971 6,130
Standard Motor Products, Inc. 1,199 40,226
Steelcase, Inc. Class A * 5,381 70,383
Sun Country Airlines Holdings, Inc. * 1,130 17,052
Sweetgreen, Inc. Class A * 1,089 27,508
Taylor Morrison Home Corp. * 13,439 835,503
ThredUp, Inc. Class A * 3,950 7,900
Tile Shop Holdings, Inc. * 1,685 11,846
Tilly's, Inc. Class A * 1,219 8,289
Titan International, Inc. * 3,054 38,053
Titan Machinery, Inc. * 1,194 29,623
Topgolf Callaway Brands Corp. * 8,357 135,133
Traeger, Inc. * 2,067 5,229
Tri Pointe Homes, Inc. * 5,587 215,993
UniFirst Corp. 872 151,231
United Homes Group, Inc. * 138 965
United Parks & Resorts, Inc. * 110 6,183
Urban Outfitters, Inc. * 2,460 106,813
Vera Bradley, Inc. * 1,488 10,118
Virgin Galactic Holdings, Inc. * 8,391 12,419
Vista Outdoor, Inc. * 3,352 109,879
Vizio Holding Corp. Class A * 467 5,109
VOXX International Corp. * 814 6,642
a Shares Value
VSE Corp. * 761 $ 60,880
Weyco Group, Inc. 344 10,967
Winmark Corp. 166 60,042
Winnebago Industries, Inc. * 1,638 121,212
Wolverine World Wide, Inc. 432 4,843
Workhorse Group, Inc. * 16,136 3,785
Xperi, Inc. * 2,557 30,837
Xponential Fitness, Inc. Class A * 167 2,762
Zumiez, Inc. * 929 14,111
27,147,120
Consumer, Non-Cyclical - 13.4%
spacing
23andMe Holding Co. Class A * 16,985 9,036
2seventy bio, Inc. * 2,928 15,665
2U, Inc. * 4,392 1,712
4D Molecular Therapeutics, Inc. * 2,125 67,702
Aadi Bioscience, Inc. * 1,088 2,546
Aaron's Co., Inc. 1,751 13,132
ABM Industries, Inc. * 3,650 162,863
Acacia Research Corp. * 2,034 10,841
ACCO Brands Corp. 5,377 30,165
Accolade, Inc. * 169 1,771
ACELYRIN, Inc. * 2,289 15,451
Acrivon Therapeutics, Inc. * 796 5,691
AdaptHealth Corp. * 2,688 30,939
Adaptive Biotechnologies Corp. * 2,043 6,558
Addus HomeCare Corp. * 480 49,603
Adicet Bio, Inc. * 3,051 7,170
ADMA Biologics, Inc. * 5,821 38,419
Adtalem Global Education, Inc. * 2,262 116,267
Agenus, Inc. * 18,743 10,871
Agiliti, Inc. * 124 1,255
Agios Pharmaceuticals, Inc. * 3,225 94,299
Alico, Inc. 408 11,946
Alight, Inc. Class A * 24,129 237,671
Allakos, Inc. * 4,541 5,722
Allogene Therapeutics, Inc. * 5,497 24,572
Allovir, Inc. * 3,899 2,943
Alphatec Holdings, Inc. * 3,162 43,604
Alpine Immune Sciences, Inc. * 1,045 41,424
Altimmune, Inc. * 3,067 31,222
ALX Oncology Holdings, Inc. * 1,566 17,461
American Well Corp. Class A * 14,593 11,831
Amneal Pharmaceuticals, Inc. * 7,076 42,881
AnaptysBio, Inc. * 197 4,436
Andersons, Inc. 1,871 107,339
AngioDynamics, Inc. * 2,237 13,131
ANI Pharmaceuticals, Inc. * 193 13,342
Anika Therapeutics, Inc. * 851 21,615
Annexon, Inc. * 3,893 27,913
API Group Corp. * 3,980 156,295
Apogee Therapeutics, Inc. * 1,308 86,917
Arbutus Biopharma Corp. * 2,856 7,368
Arcturus Therapeutics Holdings, Inc. * 1,235 41,706
Arcus Biosciences, Inc. * 2,184 41,234
Ardelyx, Inc. * 4,616 33,697
Arlo Technologies, Inc. * 602 7,615
ArriVent Biopharma, Inc. * 308 5,501
ARS Pharmaceuticals, Inc. * 1,116 11,406
Artivion, Inc. * 1,941 41,072
Arvinas, Inc. * 176 7,265
Assertio Holdings, Inc. * 5,579 5,352
Astria Therapeutics, Inc. * 351 4,940
Atara Biotherapeutics, Inc. * 3,940 2,734

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Atea Pharmaceuticals, Inc. * 4,465 $ 18,039
AtriCure, Inc. * 759 23,089
Aura Biosciences, Inc. * 2,056 16,140
Avanos Medical, Inc. * 2,689 53,538
Aveanna Healthcare Holdings, Inc. * 1,849 4,604
Avidity Biosciences, Inc. * 4,296 109,634
B&G Foods, Inc. 4,495 51,423
Babcock International Group PLC (United
Kingdom)  64,303 421,996
Bakkt Holdings, Inc. * 3,006 1,382
Barrett Business Services, Inc. 22 2,788
Beam Therapeutics, Inc. * 405 13,381
BellRing Brands, Inc. * 5,616 331,512
Benson Hill, Inc. * 15,715 3,151
Beyond Air, Inc. * 524 912
BioAtla, Inc. * 2,774 9,543
BioCryst Pharmaceuticals, Inc. * 2,720 13,818
Biohaven Ltd. * 3,970 217,119
BioLife Solutions, Inc. * 150 2,782
Biote Corp. Class A * 522 3,028
Bluebird Bio, Inc. * 11,034 14,124
BRC, Inc. Class A * 135 578
Bridgebio Pharma, Inc. * 2,019 62,427
BrightSpring Health Services, Inc. * 1,080 11,740
BrightView Holdings, Inc. * 2,407 28,643
Brookdale Senior Living, Inc. * 10,820 71,520
Butterfly Network, Inc. * 7,427 8,021
Cabaletta Bio, Inc. * 256 4,367
Cal-Maine Foods, Inc. 141 8,298
Cara Therapeutics, Inc. * 1,589 1,446
CareDx, Inc. * 3,023 32,014
CareMax, Inc. * 235 1,133
Cargo Therapeutics, Inc. * 679 15,155
Caribou Biosciences, Inc. * 4,760 24,466
Carisma Therapeutics, Inc. * 1,519 3,448
Cartesian Therapeutics, Inc. * 4,225 2,746
Cass Information Systems, Inc. 81 3,902
Castle Biosciences, Inc. * 889 19,691
Celcuity, Inc. * 1,016 21,946
Celldex Therapeutics, Inc. * 2,675 112,270
Central Garden & Pet Co. * 563 24,113
Central Garden & Pet Co. Class A * 2,997 110,649
Century Therapeutics, Inc. * 1,502 6,278
CG oncology, Inc. * 734 32,223
Chegg, Inc. * 798 6,041
Cimpress PLC * (Ireland)  454 40,184
Cipher Mining, Inc. * 2,302 11,855
Citius Pharmaceuticals, Inc. * 6,212 5,574
Cleanspark, Inc. * 9,799 207,837
Cogent Biosciences, Inc. * 2,220 14,918
Coherus Biosciences, Inc. * 1,451 3,468
Colliers International Group, Inc. (Canada)  6,343 775,305
Community Health Systems, Inc. * 7,304 25,564
Compass Therapeutics, Inc. * 4,342 8,597
CoreCivic, Inc. * 6,603 103,073
CorMedix, Inc. * 60 254
Crinetics Pharmaceuticals, Inc. * 3,211 150,307
Cross Country Healthcare, Inc. * 1,679 31,431
Cullinan Oncology, Inc. * 1,501 25,577
Cutera, Inc. * 1,378 2,026
CVRx, Inc. * 98 1,785
Cytokinetics, Inc. * 410 28,745
Day One Biopharmaceuticals, Inc. * 266 4,394
Deciphera Pharmaceuticals, Inc. * 2,026 31,869
a Shares Value
Deluxe Corp. 2,530 $ 52,093
Design Therapeutics, Inc. * 1,935 7,798
Disc Medicine, Inc. * 18 1,121
Distribution Solutions Group, Inc. * 78 2,767
Dole PLC 1,813 21,629
Duckhorn Portfolio, Inc. * 2,466 22,958
Dynavax Technologies Corp. * 1,194 14,818
Dyne Therapeutics, Inc. * 2,438 69,215
Eagle Pharmaceuticals, Inc. * 566 2,966
Edgewell Personal Care Co. 2,874 111,051
Edgewise Therapeutics, Inc. * 3,343 60,976
Editas Medicine, Inc. * 4,777 35,445
Embecta Corp. 2,999 39,797
Emerald Holding, Inc. * 1,025 6,980
Emergent BioSolutions, Inc. * 2,663 6,737
Enanta Pharmaceuticals, Inc. * 1,016 17,739
Enhabit, Inc. * 2,923 34,053
Enliven Therapeutics, Inc. * 1,361 23,940
Ennis, Inc. * 1,487 30,498
Entrada Therapeutics, Inc. * 1,245 17,642
Envista Holdings Corp. * 106,591 2,278,916
Erasca, Inc. * 4,400 9,064
European Wax Center, Inc. Class A * 67 870
EyePoint Pharmaceuticals, Inc. * 991 20,484
Fate Therapeutics, Inc. * 4,927 36,164
Fennec Pharmaceuticals, Inc. * (Canada)  801 8,907
FibroGen, Inc. * 5,854 13,757
First Advantage Corp. 2,861 46,405
FiscalNote Holdings, Inc. * 2,649 3,523
Forafric Global PLC * (Gibraltar)  289 2,994
Fresh Del Monte Produce, Inc. 1,981 51,328
Fulgent Genetics, Inc. * 1,192 25,866
Genelux Corp. * 944 6,070
Generation Bio Co. * 2,515 10,236
GEO Group, Inc. * 6,995 98,769
Geron Corp. * 7,292 24,064
Glanbia PLC (Ireland)  178,908 3,528,312
Graham Holdings Co. Class B * 203 155,839
Green Dot Corp. Class A * 2,700 25,191
Gritstone bio, Inc. * 4,949 12,719
Hackett Group, Inc. 94 2,284
Hain Celestial Group, Inc. * 5,201 40,880
Healthcare Services Group, Inc. * 254 3,170
Heidrick & Struggles International, Inc. 1,154 38,844
Helen of Troy Ltd. * 1,380 159,031
Herbalife Ltd. * 1,536 15,437
Herc Holdings, Inc. 7,045 1,185,673
Heron Therapeutics, Inc. * 944 2,615
HF Foods Group, Inc. * 2,247 7,865
HilleVax, Inc. * 1,164 19,357
Humacyte, Inc. * 359 1,116
ICF International, Inc. 533 80,286
Ideaya Biosciences, Inc. * 1,359 59,633
IGM Biosciences, Inc. * 839 8,096
Ikena Oncology, Inc. * 1,848 2,624
Immuneering Corp. Class A * 451 1,303
ImmunityBio, Inc. * 1,397 7,502
Inari Medical, Inc. * 216 10,364
Information Services Group, Inc. 946 3,822
Ingles Markets, Inc. Class A  814 62,418
Inhibrx, Inc. * 674 23,563
Innoviva, Inc. * 3,122 47,579
Inogen, Inc. * 1,358 10,959
Inozyme Pharma, Inc. * 2,586 19,809

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Integer Holdings Corp. * 20,288 $ 2,367,204
Intellia Therapeutics, Inc. * 4,464 122,805
Iovance Biotherapeutics, Inc. * 13,761 203,938
Ironwood Pharmaceuticals, Inc. * 4,775 41,590
iTeos Therapeutics, Inc. * 1,442 19,669
Janux Therapeutics, Inc. * 948 35,692
John Wiley & Sons, Inc. Class A * 2,115 80,645
KalVista Pharmaceuticals, Inc. * 1,797 21,312
Kelly Services, Inc. Class A  1,819 45,548
Kezar Life Sciences, Inc. * 3,760 3,390
Kforce, Inc. 21,208 1,495,588
Kiniksa Pharmaceuticals Ltd. Class A * 1,821 35,928
Kodiak Sciences, Inc. * 2,053 10,799
Korn Ferry 3,032 199,384
Krispy Kreme, Inc. * 3,472 52,896
Kura Oncology, Inc. * 4,096 87,368
Larimar Therapeutics, Inc. * 1,411 10,709
Laureate Education, Inc. 1,190 17,338
LENZ Therapeutics, Inc. 238 5,321
Lexeo Therapeutics, Inc. * 319 5,002
Lexicon Pharmaceuticals, Inc. * 2,812 6,749
LifeStance Health Group, Inc. * 2,825 17,430
Ligand Pharmaceuticals, Inc. * 833 60,892
Limoneira Co. 1,026 20,069
Lincoln Educational Services Corp. * 1,388 14,338
Liquidia Corp. * 824 12,154
LivaNova PLC * 2,948 164,911
LiveRamp Holdings, Inc. * 3,746 129,237
Longboard Pharmaceuticals, Inc. * 946 20,434
Lyell Immunopharma, Inc. * 10,108 22,541
MacroGenics, Inc. * 2,470 36,358
MannKind Corp. * 2,692 12,195
MarketWise, Inc. 2,218 3,837
Marqeta, Inc. Class A * 23,761 141,616
Matthews International Corp. Class A  1,267 39,378
MaxCyte, Inc. * 4,734 19,835
MeiraGTx Holdings PLC * 362 2,197
Mersana Therapeutics, Inc. * 2,436 10,913
MiMedx Group, Inc. * 6,697 51,567
Mineralys Therapeutics, Inc. * 821 10,599
Mission Produce, Inc. * 2,443 28,998
Monro, Inc. 1,722 54,312
Monte Rosa Therapeutics, Inc. * 1,610 11,351
Morphic Holding, Inc. * 261 9,187
Myriad Genetics, Inc. * 5,086 108,434
Nano-X Imaging Ltd. * (Israel)  2,482 24,249
National HealthCare Corp. 725 68,520
Natural Grocers by Vitamin Cottage, Inc.
Class C  482 8,700
Nature's Sunshine Products, Inc. * 775 16,097
Nautilus Biotechnology, Inc. SPAC * 2,709 7,964
Neogen Corp. * 12,652 199,649
NeoGenomics, Inc. * 6,746 106,047
Neumora Therapeutics, Inc. * 420 5,775
Nevro Corp. * 1,363 19,682
NGM Biopharmaceuticals, Inc. * 2,208 3,511
Nkarta, Inc. * 1,759 19,015
Novavax, Inc. * 1,050 5,019
Nurix Therapeutics, Inc. * 2,768 40,690
Nuvation Bio, Inc. * 8,566 31,180
Ocean Biomedical, Inc. * 717 2,714
Olema Pharmaceuticals, Inc. * 1,561 17,671
Omeros Corp. * 2,358 8,135
OmniAb, Inc. * 5,415 29,349
a Shares Value
Omnicell, Inc. * 1,318 $ 38,525
OPKO Health, Inc. * 23,471 28,165
OraSure Technologies, Inc. * 4,182 25,719
Organogenesis Holdings, Inc. * 3,595 10,210
ORIC Pharmaceuticals, Inc. * 2,268 31,185
Orthofix Medical, Inc. * 2,044 29,679
OrthoPediatrics Corp. * 73 2,129
Oscar Health, Inc. Class A * 8,619 128,165
Ovid therapeutics, Inc. * 3,495 10,660
Owens & Minor, Inc. * 4,311 119,458
Pacific Biosciences of California, Inc. * 6,621 24,829
Patterson Cos., Inc. * 3,805 105,208
Paysafe Ltd. * 1,888 29,812
Pediatrix Medical Group, Inc. * 4,886 49,007
PepGen, Inc. * 454 6,674
Perdoceo Education Corp. 3,795 66,640
Performant Financial Corp. * 766 2,252
PetIQ, Inc. * 283 5,173
Phathom Pharmaceuticals, Inc. * 1,389 14,751
Phibro Animal Health Corp. Class A  826 10,680
PMV Pharmaceuticals, Inc. * 2,214 3,764
Poseida Therapeutics, Inc. * 3,964 12,645
Precigen, Inc. * 7,743 11,227
Prelude Therapeutics, Inc. * 1,033 4,896
Prestige Consumer Healthcare, Inc. * 2,892 209,844
Primo Water Corp. 7,836 142,694
PROG Holdings, Inc. 2,078 71,566
ProKidney Corp. * 1,452 2,381
Protagonist Therapeutics, Inc. * 1,233 35,671
Protalix BioTherapeutics, Inc. * 4,583 5,775
PTC Therapeutics, Inc. * 807 23,476
Pulse Biosciences, Inc. * 726 6,323
Quad/Graphics, Inc. 1,705 9,054
Quanex Building Products Corp. 1,917 73,670
Quanterix Corp. * 1,720 40,523
Quantum-Si, Inc. * 5,561 10,955
Rallybio Corp. * 1,956 3,619
RAPT Therapeutics, Inc. * 493 4,427
Recursion Pharmaceuticals, Inc. Class A * 8,133 81,086
REGENXBIO, Inc. * 2,387 50,294
Relay Therapeutics, Inc. * 5,488 45,550
Reneo Pharmaceuticals, Inc. * 444 737
Rent the Runway, Inc. Class A * 4,318 1,491
Repay Holdings Corp. * 4,836 53,196
Replimune Group, Inc. * 2,873 23,472
Resources Connection, Inc. 1,894 24,925
REVOLUTION Medicines, Inc. * 2,096 67,554
Rigel Pharmaceuticals, Inc. * 1,142 1,690
Riot Platforms, Inc. * 3,533 43,244
Rocket Pharmaceuticals, Inc. * 421 11,342
Sabre Corp. * 14,471 35,020
Sage Therapeutics, Inc. * 202 3,785
Sagimet Biosciences, Inc. Class A * 714 3,870
Sana Biotechnology, Inc. * 5,164 51,640
Sangamo Therapeutics, Inc. * 8,730 5,851
Savara, Inc. * 4,921 24,507
Scholar Rock Holding Corp. * 3,354 59,567
Scilex Holding Co. * 6,965 11,074
Seer, Inc. * 4,017 7,632
Seneca Foods Corp. Class A * 305 17,354
Seres Therapeutics, Inc. * 980 759
SpartanNash Co. 2,001 40,440
Sterling Check Corp. * 1,705 27,416
Stoke Therapeutics, Inc. * 1,477 19,939

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
StoneCo Ltd. Class A * (Brazil)  6,647 $ 110,407
Strategic Education, Inc. 1,317 137,126
SunOpta, Inc. * (Canada)  133 914
Surgery Partners, Inc. * 419 12,499
Sutro Biopharma, Inc. * 3,505 19,803
Syndax Pharmaceuticals, Inc. * 788 18,754
Tango Therapeutics, Inc. * 2,592 20,580
Taro Pharmaceutical Industries Ltd. * 474 20,069
Tarsus Pharmaceuticals, Inc. * 1,666 60,559
Tejon Ranch Co. * 1,227 18,908
Tenaya Therapeutics, Inc. * 2,579 13,488
Terawulf, Inc. * 8,654 22,760
Terns Pharmaceuticals, Inc. * 911 5,976
Theravance Biopharma, Inc. * 2,736 24,542
Third Harmonic Bio, Inc. * 1,110 10,478
Travere Therapeutics, Inc. * 365 2,814
TreeHouse Foods, Inc. * 2,570 100,102
Trevi Therapeutics, Inc. * 2,499 8,622
TrueBlue, Inc. * 1,765 22,098
Turnstone Biologics Corp. * 768 2,012
Twist Bioscience Corp. * 3,367 115,522
Tyra Biosciences, Inc. * 502 8,233
United Natural Foods, Inc. * 3,395 39,009
Universal Corp. * 1,399 72,356
Universal Technical Institute, Inc. * 1,883 30,015
Upbound Group, Inc. * 166 5,845
UroGen Pharma Ltd. * 283 4,245
Utah Medical Products, Inc. 11 782
V2X, Inc. * 669 31,249
Vanda Pharmaceuticals, Inc. * 3,289 13,518
Varex Imaging Corp. * 2,249 40,707
Vector Group Ltd. 6,998 76,698
Vera Therapeutics, Inc. * 1,206 52,003
Veracyte, Inc. * 4,225 93,626
Verve Therapeutics, Inc. * 3,819 50,716
Vestis Corp. 90,495 1,743,839
Vicarious Surgical, Inc. * 3,422 1,032
Vigil Neuroscience, Inc. * 719 2,452
Village Super Market, Inc. Class A * 513 14,677
Vir Biotechnology, Inc. * 4,616 46,760
Viridian Therapeutics, Inc. * 625 10,944
Vor BioPharma, Inc. * 2,331 5,524
Waldencast PLC Class A * 1,635 10,627
WaVe Life Sciences Ltd. * 4,265 26,315
Weis Markets, Inc. 955 61,502
Willdan Group, Inc. * 715 20,728
WillScot Mobile Mini Holdings Corp. * 39,674 1,844,841
WW International, Inc. * 3,038 5,620
X4 Pharmaceuticals, Inc. * 3,346 4,651
Xencor, Inc. * 1,536 33,992
XOMA Corp. * 449 10,798
Y-mAbs Therapeutics, Inc. * 1,138 18,504
Zevia PBC Class A * 999 1,169
Zevra Therapeutics, Inc. * 2,121 12,302
Zimvie, Inc. * 1,500 24,735
Zura Bio Ltd. * (United Kingdom)  1,151 2,958
Zymeworks, Inc. * 3,149 33,127
27,770,546
Energy - 7.1%
spacing
Alpha Metallurgical Resources, Inc. 624 206,650
Amplify Energy Corp. * 2,112 13,960
Arch Resources, Inc. 1,045 168,026
Archrock, Inc. 6,630 130,412
a Shares Value
Aris Water Solutions, Inc. Class A  1,626 $ 23,008
Atlas Energy Solutions, Inc. 859 19,431
Berry Corp. 4,427 35,637
Bristow Group, Inc. * 1,373 37,346
California Resources Corp. 4,045 222,880
Chord Energy Corp. 2,431 433,301
Civitas Resources, Inc. 4,696 356,473
CNX Resources Corp. * 9,095 215,733
Comstock Resources, Inc. 5,350 49,648
CONSOL Energy, Inc. 1,774 148,590
Core Laboratories, Inc. 1,856 31,700
Crescent Energy Co. Class A  2,735 32,547
Crescent Point Energy Corp. (Canada)  516,577 4,225,516
CVR Energy, Inc. 178 6,347
Delek U.S. Holdings, Inc. 3,649 112,170
Diamond Offshore Drilling, Inc. * 5,912 80,640
DMC Global, Inc. * 782 15,241
DNOW, Inc. * 6,186 94,027
Dril-Quip, Inc. * 1,980 44,609
Energy Vault Holdings, Inc. * 5,430 9,720
Eos Energy Enterprises, Inc. * 1,306 1,345
Equitrans Midstream Corp. 18,012 224,970
Excelerate Energy, Inc. Class A  239 3,829
Expro Group Holdings NV * 3,253 64,962
Forum Energy Technologies, Inc. * 550 10,989
FuelCell Energy, Inc. * 26,577 31,627
FutureFuel Corp. * 1,408 11,334
Gevo, Inc. * 13,401 10,301
Golar LNG Ltd. (Cameroon)  5,345 128,601
Granite Ridge Resources, Inc. 1,997 12,981
Green Plains, Inc. * 106,000 2,450,720
Gulfport Energy Corp. * 634 101,516
Hallador Energy Co. * 1,259 6,710
Helix Energy Solutions Group, Inc. * 8,361 90,633
Helmerich & Payne, Inc. * 5,655 237,849
HighPeak Energy, Inc. 148 2,334
Kinetik Holdings, Inc. 1,870 74,557
KLX Energy Services Holdings, Inc. * 732 5,666
Kodiak Gas Services, Inc. 627 17,142
Liberty Energy, Inc. 8,969 185,838
Magnolia Oil & Gas Corp. Class A  681 17,672
Mammoth Energy Services, Inc. * 1,465 5,333
Matador Resources Co. 5,418 361,760
Maxeon Solar Technologies Ltd. * 656 2,184
Murphy Oil Corp. 8,393 383,560
Nabors Industries Ltd. * 49 4,220
NACCO Industries, Inc. Class A  223 6,735
Newpark Resources, Inc. * 4,442 32,071
Noble Corp. PLC 1,116 54,115
Northern Oil & Gas, Inc. 610 24,205
Oil States International, Inc. * 3,675 22,638
Par Pacific Holdings, Inc. * 1,975 73,194
Patterson-UTI Energy, Inc. 19,352 231,063
PBF Energy, Inc. Class A  6,398 368,333
Peabody Energy Corp. 6,541 158,685
Permian Resources Corp. 23,226 410,171
PrimeEnergy Resources Corp. * 53 5,313
ProFrac Holding Corp. Class A * 1,062 8,878
ProPetro Holding Corp. * 5,618 45,393
Ramaco Resources, Inc. Class A  1,312 22,094
Ramaco Resources, Inc. Class B  227 2,849
Ranger Energy Services, Inc. 788 8,897
REX American Resources Corp. * 670 39,336
Ring Energy, Inc. * 6,616 12,967

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
RPC, Inc. 4,974 $ 38,499
SandRidge Energy, Inc. 1,856 27,042
SEACOR Marine Holdings, Inc. * 1,402 19,544
Seadrill Ltd. * (Norway)  2,699 135,760
Select Water Solutions, Inc. 4,649 42,910
SilverBow Resources, Inc. * 1,198 40,900
Sitio Royalties Corp. Class A  2,680 66,250
SM Energy Co. * 6,709 334,444
Solaris Oilfield Infrastructure, Inc. Class A  1,566 13,577
Stem, Inc. * 8,300 18,177
SunCoke Energy, Inc. 4,859 54,761
Sunnova Energy International, Inc. * 3,183 19,512
Talos Energy, Inc. * 8,037 111,955
TechnipFMC PLC (United Kingdom)  25,123 630,839
Tellurian, Inc. * 32,935 21,783
U.S. Silica Holdings, Inc. * 4,381 54,368
VAALCO Energy, Inc. 5,617 39,151
Vital Energy, Inc. * 1,356 71,244
Vitesse Energy, Inc. 1,457 34,575
Warrior Met Coal, Inc. 3,003 182,282
14,646,755
Financial - 30.3%
spacing
1st Source Corp. 957 50,166
Acadia Realty Trust REIT 5,759 97,961
ACNB Corp. 489 18,386
AFC Gamma, Inc. REIT 928 11,489
Alerus Financial Corp. 1,053 22,987
Alexander & Baldwin, Inc. REIT 84,585 1,393,115
Alpine Income Property Trust, Inc. REIT 781 11,934
Amalgamated Financial Corp. 1,024 24,576
Ambac Financial Group, Inc. * 2,562 40,044
Amerant Bancorp, Inc. 1,499 34,912
American Assets Trust, Inc. REIT 2,831 62,027
American Coastal Insurance Corp.
Class C * 1,142 12,208
American Equity Investment Life Holding
Co. * 4,564 256,588
American National Bankshares, Inc. 599 28,608
American Realty Investors, Inc. * 134 2,401
Ameris Bancorp 3,839 185,731
AMERISAFE, Inc. 545 27,343
Ames National Corp. * 483 9,747
Angel Oak Mortgage, Inc. REIT 591 6,347
Anywhere Real Estate, Inc. * 5,677 35,084
Apartment Investment & Management Co.
Class A REIT * 8,512 69,713
Apollo Commercial Real Estate Finance,
Inc. REIT 8,234 91,727
Apple Hospitality REIT, Inc. 12,521 205,094
Arbor Realty Trust, Inc. REIT * 10,683 141,550
ARES Commercial Real Estate Corp. REIT 3,005 22,387
Armada Hoffler Properties, Inc. REIT 3,917 40,737
ARMOUR Residential REIT, Inc. * 2,855 56,443
Arrow Financial Corp. 858 21,467
Artisan Partners Asset Management, Inc.
Class A  991 45,358
Associated Banc-Corp. 8,779 188,836
Atlantic Union Bankshares Corp. 24,183 853,902
Atlanticus Holdings Corp. * 236 6,983
Axos Financial, Inc. * 2,791 150,826
Banc of California, Inc. 7,934 120,676
BancFirst Corp. 1,104 97,185
a Shares Value
Banco Latinoamericano de Comercio
Exterior SA (Panama)  1,598 $ 47,333
Bank First Corp. 545 47,235
Bank of Hawaii Corp. 2,277 142,062
Bank of Marin Bancorp 919 15,412
Bank of NT Butterfield & Son Ltd.
(Bermuda)  2,620 83,814
Bank7 Corp. 254 7,163
BankUnited, Inc. * 4,316 120,848
Bankwell Financial Group, Inc. 326 8,456
Banner Corp. 1,987 95,376
Bar Harbor Bankshares 872 23,091
BayCom Corp. 600 12,366
BCB Bancorp, Inc. 835 8,726
Berkshire Hills Bancorp, Inc. 2,522 57,804
BGC Group, Inc. Class A  10,888 84,600
Bit Digital, Inc. * (China)  4,074 11,692
Blackstone Mortgage Trust, Inc.
Class A REIT 9,992 198,941
Blue Foundry Bancorp * 1,312 12,280
Blue Ridge Bankshares, Inc. 1,471 3,957
Braemar Hotels & Resorts, Inc. REIT 3,562 7,124
Brandywine Realty Trust REIT * 9,890 47,472
Bread Financial Holdings, Inc. 16,348 608,800
Bridgewater Bancshares, Inc. * 1,126 13,107
Brightsphere Investment Group, Inc. 1,158 26,449
BrightSpire Capital, Inc. REIT 7,496 51,647
Broadstone Net Lease, Inc. REIT 10,918 171,085
Brookline Bancorp, Inc. 5,086 50,657
BRT Apartments Corp. REIT 662 11,122
Burke & Herbert Financial Services Corp. 348 19,498
Business First Bancshares, Inc. 1,394 31,058
Byline Bancorp, Inc. 1,428 31,016
C&F Financial Corp. 180 8,820
Cadence Bank 10,578 306,762
Cambridge Bancorp 443 30,195
Camden National Corp. * 26,324 882,380
Cannae Holdings, Inc. * 3,841 85,424
Capital Bancorp, Inc. 548 11,415
Capital City Bank Group, Inc. 503 13,933
Capitol Federal Financial, Inc. 7,437 44,325
Capstar Financial Holdings, Inc. 1,110 22,311
CareTrust REIT, Inc. 6,303 153,604
Carter Bankshares, Inc. * 1,276 16,129
Cathay General Bancorp 4,032 152,531
CBL & Associates Properties, Inc. REIT 359 8,225
Centerspace REIT 878 50,169
Central Pacific Financial Corp. 1,540 30,415
Central Valley Community Bancorp 567 11,278
Chatham Lodging Trust REIT 2,803 28,338
Chemung Financial Corp. 190 8,071
Chicago Atlantic Real Estate Finance, Inc.
REIT 958 15,108
Chimera Investment Corp. REIT * 13,223 60,958
ChoiceOne Financial Services, Inc. 398 10,885
Citizens & Northern Corp. 899 16,883
Citizens Financial Services, Inc. 163 8,020
City Holding Co. * 769 80,145
City Office REIT, Inc. * 2,187 11,394
Civista Bancshares, Inc. 924 14,211
Claros Mortgage Trust, Inc. REIT 5,274 51,474
Clipper Realty, Inc. REIT 107 517
CNB Financial Corp. 1,193 24,325
CNO Financial Group, Inc. 99,368 2,730,633

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Codorus Valley Bancorp, Inc. 547 $ 12,450
Colony Bankcorp, Inc. 953 10,959
Columbia Banking System, Inc. 137,982 2,669,952
Columbia Financial, Inc. * 1,021 17,571
Community Bank System, Inc. 3,092 148,509
Community Healthcare Trust, Inc. REIT 517 13,726
Community Trust Bancorp, Inc. 903 38,513
Compass Diversified Holdings 3,676 88,481
Compass, Inc. Class A * 2,150 7,740
ConnectOne Bancorp, Inc. 2,125 41,438
Consumer Portfolio Services, Inc. * 591 4,468
COPT Defense Properties REIT 6,547 158,241
CrossFirst Bankshares, Inc. * 2,627 36,358
CTO Realty Growth, Inc. REIT 1,282 21,730
Cushman & Wakefield PLC * 9,645 100,887
Customers Bancorp, Inc. * 1,660 88,080
CVB Financial Corp. * 7,728 137,868
DiamondRock Hospitality Co. REIT 12,223 117,463
Dime Community Bancshares, Inc. * 2,030 39,098
Diversified Healthcare Trust REIT 13,886 34,160
Donegal Group, Inc. Class A  923 13,051
Douglas Elliman, Inc. 4,399 6,950
Douglas Emmett, Inc. REIT 9,365 129,893
Dynex Capital, Inc. REIT 3,301 41,097
Eagle Bancorp, Inc. * 1,710 40,168
Easterly Government Properties, Inc. REIT 5,565 64,053
Eastern Bankshares, Inc. 9,005 124,089
eHealth, Inc. * 931 5,614
Ellington Financial, Inc. REIT 4,373 51,645
Elme Communities REIT 5,109 71,117
Empire State Realty Trust, Inc.
Class A REIT 7,669 77,687
Employers Holdings, Inc. 1,492 67,722
Enact Holdings, Inc. 1,718 53,567
Encore Capital Group, Inc. * 1,349 61,528
Enova International, Inc. * 1,643 103,230
Enstar Group Ltd. * 693 215,357
Enterprise Bancorp, Inc. 578 15,011
Enterprise Financial Services Corp. 2,105 85,379
Equity Bancshares, Inc. Class A  851 29,249
Equity Commonwealth REIT * 5,912 111,619
Esquire Financial Holdings, Inc. 53 2,516
ESSA Bancorp, Inc. 489 8,914
Essent Group Ltd. 6,081 361,880
Essential Properties Realty Trust, Inc. REIT 8,061 214,906
Evans Bancorp, Inc. 284 8,480
F&G Annuities & Life, Inc. 1,026 41,604
Farmers & Merchants Bancorp, Inc. 755 16,829
Farmers National Banc Corp. 2,129 28,443
Farmland Partners, Inc. REIT 2,595 28,805
FB Financial Corp. 2,061 77,617
Federal Agricultural Mortgage Corp. Class C  441 86,824
Fidelis Insurance Holdings Ltd. (Bermuda)  2,633 51,291
Fidelity D&D Bancorp, Inc. 274 13,270
Finance Of America Cos., Inc. Class A * 4,239 3,116
Financial Institutions, Inc. 883 16,618
First BanCorp 8,787 154,124
First Bancorp, Inc. * 602 14,833
First Bancshares, Inc. 1,780 46,191
First Bank 1,200 16,488
First Busey Corp. 3,019 72,607
First Business Financial Services, Inc. 474 17,775
First Commonwealth Financial Corp. 71,345 993,122
First Community Bankshares, Inc. 1,006 34,838
a Shares Value
First Community Corp. 378 $ 6,589
First Financial Bancorp 5,469 122,615
First Financial Corp. 660 25,298
First Foundation, Inc. 2,976 22,469
First Interstate BancSystem, Inc. Class A  106,223 2,890,328
First Merchants Corp. 3,431 119,742
First Mid Bancshares, Inc. 1,298 42,419
First of Long Island Corp. 1,237 13,718
First Western Financial, Inc. * 554 8,077
FirstCash Holdings, Inc. 31,529 1,138,827
Five Star Bancorp 417 9,382
Flushing Financial Corp. 1,607 20,264
Forge Global Holdings, Inc. * 6,335 12,227
Four Corners Property Trust, Inc. REIT 4,692 114,813
Franklin BSP Realty Trust, Inc. REIT 4,820 64,395
FRP Holdings, Inc. * 396 24,314
FS Bancorp, Inc. 307 10,656
FTAI Infrastructure, Inc. 5,781 36,305
Fulton Financial Corp. 9,329 148,238
FVCBankcorp, Inc. * 922 11,230
GCM Grosvenor, Inc. Class A  226 2,183
Genworth Financial, Inc. Class A * 26,091 167,765
German American Bancorp, Inc. 32,253 1,117,244
Getty Realty Corp. REIT 2,774 75,869
Glacier Bancorp, Inc. * 6,476 260,853
Gladstone Commercial Corp. REIT 1,908 26,407
Gladstone Land Corp. REIT 1,956 26,093
Global Medical REIT, Inc. 3,554 31,097
Global Net Lease, Inc. REIT 11,328 88,019
GoHealth, Inc. Class A * 214 2,249
Granite Point Mortgage Trust, Inc. REIT 2,968 14,157
Great Southern Bancorp, Inc. * 518 28,397
Greene County Bancorp, Inc. 198 5,700
Greenlight Capital Re Ltd. Class A * 1,521 18,967
Guaranty Bancshares, Inc. 496 15,059
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  697 9,709
Hamilton Lane, Inc. Class A  869 97,988
Hancock Whitney Corp. 5,035 231,811
Hanmi Financial Corp. 1,757 27,971
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. REIT * 5,883 167,077
Hanover Insurance Group, Inc. 22,395 3,049,527
HarborOne Bancorp, Inc. * 2,386 25,435
HBT Financial, Inc. 801 15,251
Heartland Financial USA, Inc. 2,454 86,258
Heritage Commerce Corp. 3,454 29,635
Heritage Financial Corp. 2,013 39,032
Highwoods Properties, Inc. REIT 12,755 333,926
Hilltop Holdings, Inc. 2,706 84,752
Hingham Institution For Savings 88 15,352
Hippo Holdings, Inc. * 605 11,053
Home Bancorp, Inc. 433 16,588
Home BancShares, Inc. 10,908 268,010
HomeStreet, Inc. 1,052 15,833
HomeTrust Bancshares, Inc. 672 18,372
Hope Bancorp, Inc. 6,708 77,209
Horace Mann Educators Corp. 63,500 2,348,865
Horizon Bancorp, Inc. * 2,510 32,203
Hudson Pacific Properties, Inc. REIT 8,022 51,742
Independence Realty Trust, Inc. REIT 13,112 211,497
Independent Bank Corp. 2,465 128,229
Independent Bank Corp. MI 1,158 29,355
Independent Bank Group, Inc. 2,101 95,911

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Innovative Industrial Properties, Inc. REIT 1,622 $ 167,942
International Bancshares Corp. 3,116 174,932
InvenTrust Properties Corp. REIT 3,943 101,375
Invesco Mortgage Capital, Inc. REIT * 2,855 27,636
Investors Title Co. 57 9,302
Jackson Financial, Inc. Class A  4,627 306,030
James River Group Holdings Ltd. 2,155 20,042
JBG SMITH Properties REIT 5,434 87,216
John Marshall Bancorp, Inc. 739 13,243
Kearny Financial Corp. 3,262 21,007
Kennedy-Wilson Holdings, Inc. 6,953 59,657
Kite Realty Group Trust REIT * 18,067 391,693
KKR Real Estate Finance Trust, Inc. REIT 3,414 34,345
Ladder Capital Corp. REIT 6,565 73,068
Lakeland Bancorp, Inc. 3,629 43,911
Lakeland Financial Corp. 1,350 89,532
LCNB Corp. 578 9,213
Legacy Housing Corp. * 584 12,568
Lemonade, Inc. * 2,455 40,287
LendingClub Corp. * 6,314 55,500
LendingTree, Inc. * 472 19,984
Live Oak Bancshares, Inc. 1,954 81,111
LTC Properties, Inc. REIT 2,382 77,439
LXP Industrial Trust REIT 16,856 152,041
Macatawa Bank Corp. 1,539 15,067
Macerich Co. REIT 12,556 216,340
Maiden Holdings Ltd. * 4,737 10,658
MainStreet Bancshares, Inc. 368 6,683
Marcus & Millichap, Inc. 850 29,044
MBIA, Inc. * 2,664 18,009
McGrath RentCorp * 23,212 2,863,664
Mercantile Bank Corp. 910 35,026
Merchants Bancorp 921 39,769
Mercury General Corp. 1,558 80,393
Metrocity Bankshares, Inc. 1,103 27,531
Metropolitan Bank Holding Corp. * 548 21,098
MFA Financial, Inc. REIT 5,932 67,684
Mid Penn Bancorp, Inc. 860 17,209
Middlefield Banc Corp. 453 10,818
Midland States Bancorp, Inc. 1,204 30,257
MidWestOne Financial Group, Inc. 813 19,057
Moelis & Co. Class A  1,600 90,832
Mr Cooper Group, Inc. * 3,745 291,923
MVB Financial Corp. 619 13,810
National Bank Holdings Corp. Class A  2,134 76,973
National Bankshares, Inc. 337 11,259
National Health Investors, Inc. REIT 2,188 137,472
National Western Life Group, Inc. Class A  132 64,939
Navient Corp. 4,821 83,885
NBT Bancorp, Inc. 2,427 89,022
Nelnet, Inc. Class A  747 70,704
NETSTREIT Corp. REIT 4,019 73,829
New York Mortgage Trust, Inc. REIT 5,292 38,102
Newmark Group, Inc. Class A  7,973 88,421
NewtekOne, Inc. 1,363 14,993
NexPoint Diversified Real Estate Trust REIT 1,837 12,124
Nexpoint Real Estate Finance, Inc. REIT 529 7,596
NexPoint Residential Trust, Inc. REIT 922 29,679
NI Holdings, Inc. * 495 7,499
Nicolet Bankshares, Inc. 748 64,321
NMI Holdings, Inc. Class A * 4,248 137,380
Northeast Bank 395 21,859
Northeast Community Bancorp, Inc. * 716 11,263
Northfield Bancorp, Inc. 2,326 22,609
a Shares Value
Northrim BanCorp, Inc. 320 $ 16,163
Northwest Bancshares, Inc. 7,411 86,338
Norwood Financial Corp. * 423 11,510
Oak Valley Bancorp 375 9,293
OceanFirst Financial Corp. 3,380 55,466
Ocwen Financial Corp. * 362 9,778
Office Properties Income Trust REIT 2,597 5,298
OFG Bancorp 2,677 98,540
Old National Bancorp 17,004 296,040
Old Second Bancorp, Inc. 2,511 34,752
One Liberty Properties, Inc. REIT 948 21,415
OppFi, Inc. * 719 1,797
Orange County Bancorp, Inc. 300 13,800
Orchid Island Capital, Inc. REIT 3,073 27,442
Origin Bancorp, Inc. 1,692 52,858
Orion Office REIT, Inc. 3,100 10,881
Orrstown Financial Services, Inc. 598 16,008
Outfront Media, Inc. REIT 4,571 76,747
Pacific Premier Bancorp, Inc. 5,512 132,288
Pagseguro Digital Ltd. Class A * (Brazil)  4,515 64,474
Paramount Group, Inc. REIT 10,776 50,539
Park National Corp. 833 113,163
Parke Bancorp, Inc. * 609 10,490
Pathward Financial, Inc. 1,005 50,732
PCB Bancorp 622 10,157
Peakstone Realty Trust REIT 2,101 33,889
Peapack-Gladstone Financial Corp. 979 23,819
Pebblebrook Hotel Trust REIT 6,903 106,375
Penns Woods Bancorp, Inc. 348 6,755
PennyMac Financial Services, Inc. 1,388 126,433
PennyMac Mortgage Investment Trust
REIT * 5,039 73,973
Peoples Bancorp, Inc. 37,337 1,105,549
Peoples Financial Services Corp. 410 17,675
Phillips Edison & Co., Inc. REIT * 5,779 207,293
Piedmont Office Realty Trust, Inc.
Class A REIT 7,191 50,553
Pioneer Bancorp, Inc. * 704 6,906
Piper Sandler Cos. 6,598 1,309,637
Plumas Bancorp 265 9,749
Plymouth Industrial REIT, Inc. 2,563 57,667
Ponce Financial Group, Inc. * 1,065 9,478
Postal Realty Trust, Inc. Class A REIT 1,207 17,284
PotlatchDeltic Corp. REIT 4,593 215,963
PRA Group, Inc. * 2,244 58,524
Preferred Bank * 750 57,577
Premier Financial Corp. 2,053 41,676
Primis Financial Corp. 1,182 14,385
Princeton Bancorp, Inc. 276 8,495
ProAssurance Corp. 3,030 38,966
Provident Financial Services, Inc. 4,258 62,039
QCR Holdings, Inc. 960 58,310
Radian Group, Inc. 8,907 298,117
RBB Bancorp 983 17,704
RE/MAX Holdings, Inc. Class A  947 8,305
Ready Capital Corp. REIT 9,292 84,836
Red River Bancshares, Inc. 286 14,240
Redwood Trust, Inc. REIT 7,520 47,902
Regional Management Corp. 382 9,248
Renasant Corp. 3,203 100,318
Republic Bancorp, Inc. Class A  504 25,704
Retail Opportunity Investments Corp. REIT 7,152 91,689
RLJ Lodging Trust REIT 8,995 106,321
RMR Group, Inc. Class A  228 5,472

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
S&T Bancorp, Inc. 2,212 $ 70,961
Sabra Health Care REIT, Inc. 13,445 198,583
Safehold, Inc. REIT 2,830 58,298
Safety Insurance Group, Inc. 838 68,875
Sandy Spring Bancorp, Inc. 2,543 58,947
Saul Centers, Inc. REIT * 61 2,348
Seacoast Banking Corp. of Florida 50,922 1,292,910
Security National Financial Corp. Class A * 622 4,920
Selectquote, Inc. * 7,987 15,974
Service Properties Trust REIT 9,582 64,966
ServisFirst Bancshares, Inc. 1,959 129,999
Shore Bancshares, Inc. 1,677 19,285
Sierra Bancorp 802 16,200
Simmons First National Corp. Class A  7,213 140,365
SiriusPoint Ltd. * (Bermuda)  3,671 46,658
SITE Centers Corp. REIT 11,068 162,146
Skyward Specialty Insurance Group, Inc. * 1,239 46,351
SL Green Realty Corp. REIT 3,763 207,454
SmartFinancial, Inc. 952 20,059
South Plains Financial, Inc. 710 19,000
Southern First Bancshares, Inc. * 451 14,324
Southern Missouri Bancorp, Inc. 556 24,303
Southern States Bancshares, Inc. 428 11,094
Southside Bancshares, Inc. 1,668 48,756
SouthState Corp. 46,111 3,920,818
STAG Industrial, Inc. REIT 3,343 128,505
Star Holdings * 762 9,845
Stellar Bancorp, Inc. 2,681 65,309
Sterling Bancorp, Inc. * 1,094 5,645
Stewart Information Services Corp. 1,555 101,168
Stock Yards Bancorp, Inc. 177 8,657
StoneX Group, Inc. * 1,387 97,451
Stratus Properties, Inc. * 293 6,689
Summit Financial Group, Inc. 657 17,844
Summit Hotel Properties, Inc. REIT 6,097 39,691
Sunstone Hotel Investors, Inc. REIT 151,687 1,689,793
SWK Holdings Corp. * 130 2,265
Tanger, Inc. REIT 3,232 95,441
Terreno Realty Corp. REIT 4,886 324,430
Texas Capital Bancshares, Inc. * 2,734 168,278
Third Coast Bancshares, Inc. * 713 14,274
Timberland Bancorp, Inc. 422 11,360
Tiptree, Inc. 1,015 17,539
Tompkins Financial Corp. 806 40,534
Towne Bank 4,077 114,401
TPG RE Finance Trust, Inc. REIT 4,017 31,011
Transcontinental Realty Investors, Inc.
REIT * 96 3,614
TriCo Bancshares 31,977 1,176,114
Triumph Financial, Inc. * 1,291 102,402
TrustCo Bank Corp. 1,077 30,328
Trustmark Corp. 3,533 99,313
Two Harbors Investment Corp. REIT * 5,970 79,043
UMB Financial Corp. 2,571 223,651
UMH Properties, Inc. REIT 2,883 46,820
United Bankshares, Inc. 7,597 271,897
United Community Banks, Inc. 6,711 176,634
United Fire Group, Inc. 1,226 26,690
Uniti Group, Inc. REIT 13,853 81,733
Unity Bancorp, Inc. 410 11,316
Universal Insurance Holdings, Inc. 1,104 22,433
Univest Financial Corp. 1,691 35,207
Urban Edge Properties REIT 6,673 115,243
USCB Financial Holdings, Inc. 569 6,487
a Shares Value
Valley National Bancorp 25,072 $ 199,573
Velocity Financial, Inc. * 478 8,604
Veris Residential, Inc. REIT * 4,591 69,829
Veritex Holdings, Inc. 3,047 62,433
Victory Capital Holdings, Inc. Class A  15,415 654,058
Virginia National Bankshares Corp. 253 7,615
Virtus Investment Partners, Inc. * 342 84,809
WaFd, Inc. 3,923 113,885
Walker & Dunlop, Inc. 1,847 186,658
Washington Trust Bancorp, Inc. 983 26,423
Waterstone Financial, Inc. * 1,013 12,328
WesBanco, Inc. 3,353 99,953
West BanCorp, Inc. 975 17,384
Westamerica BanCorp 1,044 51,031
Whitestone REIT * 2,820 35,391
World Acceptance Corp. * 220 31,896
WSFS Financial Corp. 63,458 2,864,494
Xenia Hotels & Resorts, Inc. REIT 6,090 91,411
62,714,066
Industrial - 20.0%
spacing
908 Devices, Inc. * 1,192 9,000
AAR Corp. * 1,965 117,645
AerSale Corp. * 1,923 13,807
Air Transport Services Group, Inc. * 2,972 40,895
Albany International Corp. Class A  218 20,385
American Woodmark Corp. * 867 88,139
AMMO, Inc. * 5,168 14,212
Apogee Enterprises, Inc. 790 46,768
ArcBest Corp. 838 119,415
Archer Aviation, Inc. Class A * 8,865 40,956
Arcosa, Inc. * 2,815 241,696
Ardmore Shipping Corp. (Ireland)  2,424 39,802
Argan, Inc. 735 37,147
Aspen Aerogels, Inc. * 2,970 52,272
Astec Industries, Inc. 1,320 57,697
Astronics Corp. * 1,652 31,454
Atmus Filtration Technologies, Inc. * 53,978 1,740,791
AZZ, Inc. 1,441 111,404
Babcock & Wilcox Enterprises, Inc. * 3,415 3,859
Barnes Group, Inc. 2,845 105,692
Bel Fuse, Inc. Class B * 561 33,834
Belden, Inc. 915 84,738
Benchmark Electronics, Inc. 35,842 1,075,618
Blink Charging Co. * 1,721 5,180
Boise Cascade Co. 2,306 353,671
CECO Environmental Corp. * 1,724 39,686
Chart Industries, Inc. * 963 158,625
Clearwater Paper Corp. * 950 41,544
Coherent Corp. * 35,911 2,176,925
Columbus McKinnon Corp. * 56,453 2,519,497
Comtech Telecommunications Corp. * 1,529 5,244
Concrete Pumping Holdings, Inc. * 730 5,767
Core Molding Technologies, Inc. * 335 6,342
Costamare, Inc. (Monaco)  2,701 30,656
Covenant Logistics Group, Inc. 484 22,438
CryoPort, Inc. * 296 5,239
CTS Corp. 1,237 57,879
DHT Holdings, Inc. 7,965 91,598
Dorian LPG Ltd. 821 31,576
Ducommun, Inc. * 775 39,758
DXP Enterprises, Inc. * 740 39,760
Eagle Bulk Shipping, Inc. 537 33,546
Eastman Kodak Co. * 3,258 16,127

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Encore Wire Corp. * 873 $ 229,407
EnerSys 163 15,397
Enpro, Inc. 1,217 205,393
Enviri Corp. * 4,585 41,953
ESCO Technologies, Inc. 627 67,120
ESS Tech, Inc. * 6,244 4,516
Evolv Technologies Holdings, Inc. * 5,420 24,119
FARO Technologies, Inc. * 1,005 21,618
FLEX LNG Ltd. (Norway)  562 14,292
Fluor Corp. * 569 24,057
GATX Corp. 1,931 258,812
Genco Shipping & Trading Ltd. 2,446 49,727
Gencor Industries, Inc. * 619 10,331
Gibraltar Industries, Inc. * 776 62,491
Golden Ocean Group Ltd. (Norway)  7,152 92,690
GoPro, Inc. Class A * 7,350 16,391
Gorman-Rupp Co. 1,038 41,053
GrafTech International Ltd. 4,560 6,293
Granite Construction, Inc. 2,207 126,086
Great Lakes Dredge & Dock Corp. * 3,811 33,346
Greenbrier Cos., Inc. 1,772 92,321
Greif, Inc. Class A  1,391 96,049
Greif, Inc. Class B  321 22,316
Griffon Corp. 918 67,326
Heartland Express, Inc. 2,724 32,525
Hillman Solutions Corp. * 11,362 120,892
Himalaya Shipping Ltd. * (Bermuda)  1,519 11,711
Hub Group, Inc. Class A  3,649 157,710
Ichor Holdings Ltd. * 1,658 64,032
INNOVATE Corp. * 3,851 2,698
Insteel Industries, Inc. 14,079 538,099
International Seaways, Inc. 2,357 125,392
Intevac, Inc. * 1,449 5,564
Iteris, Inc. * 1,352 6,679
Itron, Inc. * 2,393 221,400
JELD-WEN Holding, Inc. * 4,940 104,876
Joby Aviation, Inc. * 10,794 57,856
Kaman Corp. 1,634 74,952
Kennametal, Inc. 4,675 116,594
Kimball Electronics, Inc. * 1,057 22,884
Knife River Corp. * 3,287 266,510
Knowles Corp. * 173,897 2,799,742
Kratos Defense & Security Solutions, Inc. * 8,362 153,694
Latham Group, Inc. * 1,978 7,833
Li-Cycle Holdings Corp. * (Canada)  8,908 9,175
Limbach Holdings, Inc. * 436 18,059
Louisiana-Pacific Corp. 22,714 1,905,932
LSB Industries, Inc. * 3,127 27,455
LSI Industries, Inc. 461 6,970
Luxfer Holdings PLC (United Kingdom)  1,529 15,856
Manitowoc Co., Inc. * 2,019 28,549
Marten Transport Ltd. 685 12,659
Masterbrand, Inc. * 7,403 138,732
Matson, Inc. 2,004 225,250
Mayville Engineering Co., Inc. * 513 7,351
Melrose Industries PLC (United Kingdom)  161,584 1,371,993
Metallus, Inc. * 2,522 56,115
Mirion Technologies, Inc. * 11,644 132,392
Mistras Group, Inc. * 1,163 11,118
Modine Manufacturing Co. * 1,077 102,520
Moog, Inc. Class A  1,331 212,494
Mueller Industries, Inc. 3,681 198,516
Mueller Water Products, Inc. Class A  151,179 2,432,470
National Presto Industries, Inc. 300 25,140
a Shares Value
NL Industries, Inc. 437 $ 3,203
nLight, Inc. * 2,606 33,878
Nordic American Tankers Ltd. 11,926 46,750
Northwest Pipe Co. * 572 19,837
NV5 Global, Inc. * 74 7,253
NVE Corp. 35 3,156
O-I Glass, Inc. * 1,338 22,197
Olympic Steel, Inc. 572 40,543
Overseas Shipholding Group, Inc. Class A  3,593 22,995
Pactiv Evergreen, Inc. 2,325 33,294
PAM Transportation Services, Inc. * 364 5,900
Pangaea Logistics Solutions Ltd. 2,116 14,749
Park Aerospace Corp. * 1,085 18,044
Park-Ohio Holdings Corp. 496 13,233
Plexus Corp. * 182 17,257
Powell Industries, Inc. 532 75,704
Primoris Services Corp. 61,078 2,600,090
Proto Labs, Inc. * 1,531 54,733
PureCycle Technologies, Inc. * 5,274 32,804
QinetiQ Group PLC (United Kingdom)  641,931 2,957,102
Radiant Logistics, Inc. * 2,133 11,561
Ranpak Holdings Corp. * 2,486 19,565
Regal Rexnord Corp. 18,278 3,291,868
RXO, Inc. * 899 19,661
Ryerson Holding Corp. 22,460 752,410
Safe Bulkers, Inc. (Greece)  3,894 19,314
Sanmina Corp. * 3,029 188,343
Scorpio Tankers, Inc. (Monaco)  2,772 198,337
Senior PLC * (United Kingdom)  840,264 1,875,837
SFL Corp. Ltd. (Norway)  6,694 88,227
SmartRent, Inc. * 10,774 28,874
Smith & Wesson Brands, Inc. 2,653 46,056
Southland Holdings, Inc. * 349 1,797
SPX Technologies, Inc. * 448 55,162
Standex International Corp. 130 23,689
Stantec, Inc. (Canada)  707 58,698
Sterling Infrastructure, Inc. * 217 23,937
Stoneridge, Inc. * 1,261 23,253
Sturm Ruger & Co., Inc. 87 4,015
Summit Materials, Inc. Class A * 6,940 309,316
Teekay Corp. * (Bermuda)  3,592 26,150
Teekay Tankers Ltd. Class A (Canada)  1,387 81,015
Tennant Co. 508 61,778
Terex Corp. 1,621 104,392
Thermon Group Holdings, Inc. * 1,716 56,148
Timken Co. 843 73,703
Tredegar Corp. 1,306 8,515
TriMas Corp. 2,418 64,633
Trinity Industries, Inc. * 3,854 107,334
Triumph Group, Inc. * 3,741 56,265
TTM Technologies, Inc. * 5,861 91,725
Turtle Beach Corp. * 913 15,740
Tutor Perini Corp. * 2,482 35,890
UFP Industries, Inc. 28,367 3,489,425
Universal Logistics Holdings, Inc. 403 14,859
Vishay Intertechnology, Inc. 7,388 167,560
Werner Enterprises, Inc. * 3,138 122,759
Willis Lease Finance Corp. * 159 7,890
World Kinect Corp. 3,472 91,834
Worthington Enterprises, Inc. * 1,788 111,267
Xometry, Inc. Class A * 1,751 29,574
Zurn Elkay Water Solutions Corp. 6,882 230,341
41,373,216

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Technology - 5.0%
spacing
3D Systems Corp. * 7,613 $ 33,802
ACI Worldwide, Inc. * 136,171 4,522,239
ACM Research, Inc. Class A * 2,343 68,275
Adeia, Inc. 729 7,961
Alpha & Omega Semiconductor Ltd. * 1,345 29,644
Ambarella, Inc. * 856 43,459
American Software, Inc. Class A * 465 5,324
Amkor Technology, Inc. 6,534 210,656
ASGN, Inc. * 1,969 206,272
Asure Software, Inc. * 1,107 8,612
Atomera, Inc. * 216 1,331
AvidXchange Holdings, Inc. * 731 9,613
Bandwidth, Inc. Class A * 1,056 19,283
Brightcove, Inc. * 2,834 5,498
C3.ai, Inc. Class A * 1,129 30,562
Cantaloupe, Inc. * 916 5,890
Cerence, Inc. * 2,352 37,044
CEVA, Inc. * 179 4,065
Climb Global Solutions, Inc. 31 2,197
Cohu, Inc. * 51,553 1,718,261
CommVault Systems, Inc. * 152 15,417
Conduent, Inc. * 10,035 33,918
Consensus Cloud Solutions, Inc. * 445 7,058
CS Disco, Inc. * 1,265 10,284
Daily Journal Corp. * 65 23,505
Definitive Healthcare Corp. * 1,829 14,760
Desktop Metal, Inc. Class A * 17,716 15,590
Digi International, Inc. * 246 7,855
Digital Turbine, Inc. * 4,152 10,878
Diodes, Inc. * 563 39,691
Donnelley Financial Solutions, Inc. * 413 25,610
E2open Parent Holdings, Inc. * 9,922 44,054
EverCommerce, Inc. * 245 2,308
Fastly, Inc. Class A * 1,154 14,967
Grid Dynamics Holdings, Inc. * 585 7,190
Health Catalyst, Inc. * 1,524 11,476
HireRight Holdings Corp. * 782 11,159
Immersion Corp. * 1,864 13,943
IonQ, Inc. * 8,105 80,969
Kulicke & Soffa Industries, Inc. (Singapore)  960 48,298
Lumentum Holdings, Inc. * 28,070 1,329,114
Matterport, Inc. * 15,037 33,984
MeridianLink, Inc. * 459 8,583
Mitek Systems, Inc. * 86 1,213
Multiplan Corp. * 22,456 18,216
N-Able, Inc. * 409 5,346
Navitas Semiconductor Corp. * 5,363 25,581
NetScout Systems, Inc. * 3,944 86,137
NextNav, Inc. * 425 2,796
Olo, Inc. Class A * 2,595 14,247
ON24, Inc. 1,868 13,338
OneSpan, Inc. * 77 896
Onto Innovation, Inc. * 407 73,700
Outbrain, Inc. * 2,306 9,109
PAR Technology Corp. * 1,478 67,042
Parsons Corp. * 1,300 107,835
Photronics, Inc. * 3,544 100,366
Planet Labs PBC * 1,559 3,975
Playstudios, Inc. * 4,937 13,725
PROS Holdings, Inc. * 747 27,139
PubMatic, Inc. Class A * 1,948 46,207
Rackspace Technology, Inc. * 3,314 5,236
a Shares Value
Richardson Electronics Ltd. 827 $ 7,617
Semtech Corp. * 3,714 102,098
Sharecare, Inc. * 17,217 13,214
Skillsoft Corp. * 287 2,583
SMART Global Holdings, Inc. * 2,342 61,641
SolarWinds Corp. * 3,000 37,860
Synaptics, Inc. * 2,106 205,461
System1, Inc. * 2,370 4,645
Tingo Group, Inc. * 10,136 259
TruBridge, Inc. * 729 6,721
Ultra Clean Holdings, Inc. * 2,584 118,709
Unisys Corp. * 3,868 18,992
Veeco Instruments, Inc. * 2,954 103,892
Verint Systems, Inc. * 235 7,790
Vimeo, Inc. * 7,697 31,481
Vishay Precision Group, Inc. * 720 25,438
Vuzix Corp. * 4,024 4,869
Xerox Holdings Corp. 6,799 121,702
10,277,675
Utilities - 2.2%
spacing
ALLETE, Inc. 3,355 200,092
Altus Power, Inc. * 3,725 17,806
Artesian Resources Corp. Class A  167 6,197
Avista Corp. 4,454 155,979
Black Hills Corp. 10,915 595,959
Brookfield Infrastructure Corp.
Class A (Canada)  6,212 223,880
California Water Service Group 2,298 106,811
Chesapeake Utilities Corp. 461 49,465
Consolidated Water Co. Ltd. (Cayman)  622 18,231
Genie Energy Ltd. Class B  516 7,781
IDACORP, Inc. 13,547 1,258,381
MGE Energy, Inc. 1,040 81,869
New Jersey Resources Corp. 2,686 115,256
Northwest Natural Holding Co. 2,145 79,837
Northwestern Energy Group, Inc. 3,581 182,380
ONE Gas, Inc. 3,204 206,754
Ormat Technologies, Inc. 1,112 73,603
Otter Tail Corp. 1,127 97,373
PNM Resources, Inc. * 4,456 167,724
Portland General Electric Co. 5,899 247,758
RGC Resources, Inc. * 411 8,319
SJW Group 1,854 104,918
Southwest Gas Holdings, Inc. * 3,621 275,667
Spire, Inc. 3,026 185,706
Unitil Corp. 666 34,865
4,502,611
Total Common Stocks
    (Cost $191,517,700) 203,781,306
Principal
Amount
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$879,860; collateralized by U.S. Treasury
Notes and U.S. Treasury Bonds: 0.625%
- 2.000% due 01/15/26 and value
$897,056) $ 879,375 879,375

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $1,696 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
U.S. Government Agency Issues - 0.7%
Federal Home Loan Bank
5.398% due 04/01/24  $ 1,530,000 $ 1,529,121
Total Short-Term Investments
(Cost $2,409,375) 2,408,496
TOTAL INVESTMENTS - 99.7%
(Cost $193,929,093) 206,192,081
DERIVATIVES - 0.0% 11,625
OTHER ASSETS & LIABILITIES, NET - 0.3% 520,471
NET ASSETS - 100.0% $ 206,724,177
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 06/24 78 $ 825,276 $ 836,901 $ 11,625
a
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,279 $ – $ 583 $ 1,696
Common Stocks
Basic Materials 12,331,484 9,916,380 2,415,104 –
Communications 3,017,833 3,017,833 – –
Consumer, Cyclical 27,147,120 26,541,461 605,659 –
Consumer, Non-Cyclical 27,770,546 27,337,476 433,070 –
Energy 14,646,755 14,646,755 – –
Financial 62,714,066 62,714,066 – –
Industrial 41,373,216 35,168,284 6,204,932 –
Technology 10,277,675 10,277,675 – –
Utilities 4,502,611 4,502,611 – –
Total Common Stocks 203,781,306 194,122,541 9,658,765 –
Short-Term Investments 2,408,496 – 2,408,496 –
Derivatives:
Equity Contracts
Futures 11,625 11,625 – –
Total $ 206,203,706 $ 194,134,166 $ 12,067,844 $ 1,696

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Optinose, Inc. Exercise @ $2.57
Exp 11/23/27 * 73,697 $ –
Total Warrants
    (Cost $737) –
COMMON STOCKS - 96.7%
Basic Materials - 0.8%
spacing
Axalta Coating Systems Ltd. * 62,446 2,147,518
Communications - 3.0%
spacing
Chewy, Inc. Class A * 176,630 2,810,183
Q2 Holdings, Inc. * 76,506 4,021,156
Vivid Seats, Inc. Class A * 241,566 1,446,980
8,278,319
Consumer, Cyclical - 8.1%
spacing
Brunswick Corp. 27,453 2,649,764
Deckers Outdoor Corp. * 2,043 1,922,994
Five Below, Inc. * 14,219 2,579,042
Funko, Inc. Class A * 91,555 571,303
Genius Sports Ltd. * (United Kingdom)  390,620 2,230,440
Lear Corp. 16,620 2,407,906
Ollie's Bargain Outlet Holdings, Inc. * 32,653 2,598,199
On Holding AG Class A * (Switzerland)  15,801 559,039
Skechers USA, Inc. Class A * 50,269 3,079,479
Visteon Corp. * 32,622 3,836,674
22,434,840
Consumer, Non-Cyclical - 28.4%
spacing
Adaptive Biotechnologies Corp. * 158,424 508,541
Amicus Therapeutics, Inc. * 185,560 2,185,897
Annexon, Inc. * 62,121 445,408
Ascendis Pharma AS ADR * (Denmark)  10,776 1,629,008
Bio-Techne Corp. 47,575 3,348,804
BioAtla, Inc. * 41,301 142,075
Boyd Group Services, Inc. (Canada)  12,691 2,683,328
Bridgebio Pharma, Inc. * 27,894 862,483
Bruker Corp. 40,776 3,830,497
Certara, Inc. * 186,330 3,331,580
CG oncology, Inc. * 19,295 847,051
Collegium Pharmaceutical, Inc. * 50,737 1,969,610
Duckhorn Portfolio, Inc. * 273,932 2,550,307
elf Beauty, Inc. * 10,291 2,017,345
Envista Holdings Corp. * 91,768 1,962,000
European Wax Center, Inc. Class A * 228,548 2,966,553
Fractyl Health, Inc. * 72,258 534,709
Harmony Biosciences Holdings, Inc. * 37,940 1,274,025
HealthEquity, Inc. * 27,065 2,209,316
Immunocore Holdings PLC ADR * (United
Kingdom)  22,935 1,490,775
Kymera Therapeutics, Inc. * 26,309 1,057,622
Legend Biotech Corp. ADR * 19,387 1,087,417
Lyell Immunopharma, Inc. * 82,150 183,195
Maravai LifeSciences Holdings, Inc.
Class A * 81,893 710,012
Masimo Corp. * 12,591 1,848,988
MaxCyte, Inc. * 185,515 777,308
Natera, Inc. * 30,640 2,802,334
a Shares Value
Neurocrine Biosciences, Inc. * 10,671 $ 1,471,744
Oatly Group AB ADR * 526,748 595,225
Optinose, Inc. * 227,869 332,689
Oxford Nanopore Technologies PLC *
(United Kingdom)  354,492 543,618
Prelude Therapeutics, Inc. * 39,863 188,951
PROCEPT BioRobotics Corp. * 35,112 1,735,235
Qiagen NV * 79,057 3,398,660
RB Global, Inc. (Canada)  74,102 5,644,349
Remitly Global, Inc. * 145,939 3,026,775
Sabre Corp. * 388,278 939,633
Shockwave Medical, Inc. * 8,595 2,798,790
SpringWorks Therapeutics, Inc. * 34,277 1,687,114
TriNet Group, Inc. 16,264 2,154,817
U.S. Foods Holding Corp. * 91,202 4,922,172
UFP Technologies, Inc. * 7,546 1,903,101
Ultragenyx Pharmaceutical, Inc. * 18,050 842,755
Viking Therapeutics, Inc. * 21,642 1,774,644
79,216,460
Energy - 5.7%
spacing
Antero Resources Corp. * 50,013 1,450,377
ChampionX Corp. 37,496 1,345,732
Matador Resources Co. 71,116 4,748,415
Permian Resources Corp. 161,803 2,857,441
TechnipFMC PLC (United Kingdom)  163,940 4,116,533
Viper Energy, Inc. 36,465 1,402,444
15,920,942
Financial - 5.1%
spacing
Corp. Inmobiliaria Vesta SAB de CV ADR
(Mexico)  40,932 1,606,172
GCM Grosvenor, Inc. Class A  249,272 2,407,967
Hamilton Lane, Inc. Class A  22,842 2,575,664
STAG Industrial, Inc. REIT 108,026 4,152,519
WisdomTree, Inc. 368,503 3,386,543
14,128,865
Industrial - 19.3%
spacing
Advanced Energy Industries, Inc. 33,260 3,391,855
AeroVironment, Inc. * 9,009 1,380,900
AZEK Co., Inc. * 30,648 1,539,143
Cactus, Inc. Class A  1,877 94,019
Crane Co. 38,613 5,217,775
CryoPort, Inc. * 145,592 2,576,978
Gerresheimer AG (Germany)  18,242 2,053,541
GFL Environmental, Inc. 141,032 4,865,604
Jacobs Solutions, Inc. 34,239 5,263,561
Knight-Swift Transportation Holdings, Inc. 65,762 3,618,225
Littelfuse, Inc. 10,321 2,501,294
NEXTracker, Inc. Class A * 19,363 1,089,556
nVent Electric PLC 68,510 5,165,654
Saia, Inc. * 3,262 1,908,270
Sensata Technologies Holding PLC 30,645 1,125,897
Summit Materials, Inc. Class A * 129,061 5,752,249
TopBuild Corp. * 10,673 4,703,911
XPO, Inc. * 13,216 1,612,748
53,861,180
Technology - 26.3%
spacing
ACV Auctions, Inc. Class A * 115,572 2,169,286
Alkami Technology, Inc. * 102,985 2,530,341
Allegro MicroSystems, Inc. * (Japan)  71,312 1,922,572

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Altair Engineering, Inc. Class A * 23,285 $ 2,006,003
Astera Labs, Inc. * 6,555 486,315
AvidXchange Holdings, Inc. * 130,868 1,720,914
CACI International, Inc. Class A * 12,836 4,862,662
Corsair Gaming, Inc. * 143,689 1,773,122
Definitive Healthcare Corp. * 253,249 2,043,719
DoubleVerify Holdings, Inc. * 154,772 5,441,784
ExlService Holdings, Inc. * 96,975 3,083,805
Five9, Inc. * 74,458 4,624,586
FormFactor, Inc. * 89,725 4,094,152
Guidewire Software, Inc. * 28,650 3,343,742
KBR, Inc. 80,256 5,109,097
Kinaxis, Inc. * (Canada)  24,941 2,835,565
Nova Ltd. * (Israel)  14,082 2,497,865
Onto Innovation, Inc. * 25,098 4,544,746
Outset Medical, Inc. * 51,848 115,103
PagerDuty, Inc. * 171,303 3,885,152
Procore Technologies, Inc. * 44,982 3,696,171
Rapid7, Inc. * 56,984 2,794,495
Schrodinger, Inc. * 58,918 1,590,786
Thoughtworks Holding, Inc. * 393,188 994,766
WNS Holdings Ltd. * (India)  33,508 1,693,159
Zeta Global Holdings Corp. Class A * 319,319 3,490,157
73,350,065
Total Common Stocks
    (Cost $246,728,813) 269,338,189
Principal
Amount
SHORT-TERM INVESTMENTS - 2.8%
U.S. Government Agency Issues - 2.8%
Federal Home Loan Bank
5.398% due 04/01/24  $ 7,963,000 7,958,426
Total Short-Term Investments
(Cost $7,963,000) 7,958,426
TOTAL INVESTMENTS - 99.5%
(Cost $254,692,550) 277,296,615
OTHER ASSETS & LIABILITIES, NET - 0.5% 1,331,148
NET ASSETS - 100.0% $ 278,627,763
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 2,147,518 $ 2,147,518 $ – $ –
Communications 8,278,319 8,278,319 – –
Consumer, Cyclical 22,434,840 22,434,840 – –
Consumer, Non-Cyclical 79,216,460 79,216,460 – –
Energy 15,920,942 15,920,942 – –
Financial 14,128,865 14,128,865 – –
Industrial 53,861,180 51,807,639 2,053,541 –
Technology 73,350,065 73,350,065 – –
Total Common Stocks 269,338,189 267,284,648 2,053,541 –
Short-Term Investments 7,958,426 – 7,958,426 –
Total $ 277,296,615 $ 267,284,648 $ 10,011,967 $ –

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 15,650 $ 6,886
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 3,861 1,930
Icosavax, Inc. - Contingent Value Rights * 7,606 2,358
OmniAb, Inc. $12.50 - Earn Out Shares *
± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out Shares *
± Ω 1,693 –
11,174
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 216 222
Total Rights
    (Cost $8,904) 11,396
COMMON STOCKS - 98.7%
Basic Materials - 3.4%
spacing
5E Advanced Materials, Inc. * 11,337 15,192
AdvanSix, Inc. 7,690 219,934
American Vanguard Corp. 7,396 95,778
Arcadium Lithium PLC * (Jersey)  287,809 1,240,457
ATI, Inc. * 36,302 1,857,573
Avient Corp. 25,548 1,108,783
Balchem Corp. 8,889 1,377,351
Cabot Corp. 15,303 1,410,937
Caledonia Mining Corp. PLC (South Africa)  3,545 39,243
Carpenter Technology Corp. 13,694 978,025
Centrus Energy Corp. Class A * 3,326 138,129
Century Aluminum Co. * 14,853 228,588
Codexis, Inc. * 19,484 67,999
Coeur Mining, Inc. * 101,558 382,874
Commercial Metals Co. 32,917 1,934,532
Compass Minerals International, Inc. 10,319 162,421
Constellium SE * 36,874 815,284
Contango ORE, Inc. * 2,058 40,851
Dakota Gold Corp. * 14,809 35,097
Danimer Scientific, Inc. * 25,743 28,060
Ecovyst, Inc. * 24,944 278,126
Encore Energy Corp. * (Canada)  43,586 190,907
Energy Fuels, Inc. * 45,886 288,623
Glatfelter Corp. * 12,856 25,712
Hawkins, Inc. 5,343 410,342
Haynes International, Inc. 3,685 221,542
HB Fuller Co. 15,039 1,199,210
Hecla Mining Co. 172,377 829,133
i-80 Gold Corp. * (Canada)  49,398 66,193
Ingevity Corp. * 10,255 489,164
Innospec, Inc. 7,042 907,995
Intrepid Potash, Inc. * 3,035 63,310
Ivanhoe Electric, Inc. * 17,421 170,726
Kaiser Aluminum Corp. 4,444 397,116
Koppers Holdings, Inc. 5,861 323,351
Kronos Worldwide, Inc. 6,400 75,520
Lightwave Logic, Inc. * 31,166 145,857
Mativ Holdings, Inc. 15,234 285,638
Minerals Technologies, Inc. 9,039 680,456
Novagold Resources, Inc. * (Canada)  68,568 205,704
Oil-Dri Corp. of America 1,236 92,156
a Shares Value
Origin Materials, Inc. * 29,507 $ 15,049
Orion SA (Germany)  16,055 377,614
Perimeter Solutions SA * 41,351 306,824
Perpetua Resources Corp. * 8,988 37,390
Piedmont Lithium, Inc. * 4,848 64,575
Quaker Chemical Corp. 3,884 797,191
Radius Recycling, Inc. 6,947 146,790
Rayonier Advanced Materials, Inc. * 17,403 83,186
Rogers Corp. * 4,951 587,634
Sensient Technologies Corp. 11,770 814,366
Stepan Co. 5,922 533,217
Sylvamo Corp. 10,011 618,079
Trinseo PLC 9,800 37,044
Tronox Holdings PLC 33,108 574,424
U.S. Lime & Minerals, Inc. 588 175,306
Uranium Energy Corp. * 107,930 728,528
Valhi, Inc. 693 11,906
Worthington Steel, Inc. 8,603 308,418
25,741,430
Communications - 3.2%
spacing
1-800-Flowers.com, Inc. Class A * 7,662 82,979
A10 Networks, Inc. 19,354 264,956
ADTRAN Holdings, Inc. 21,613 117,575
Advantage Solutions, Inc. * 24,694 106,925
Allbirds, Inc. Class A * 26,001 18,047
AMC Networks, Inc. Class A * 8,364 101,455
Anterix, Inc. * 3,536 118,845
Applied Digital Corp. * 22,498 96,291
AST SpaceMobile, Inc. * 32,883 95,361
ATN International, Inc. 3,134 98,737
Aviat Networks, Inc. * 2,940 112,720
BARK, Inc. * 31,852 39,496
Beyond, Inc. * 12,455 447,259
Blacksky Technology, Inc. * 32,746 44,535
Blade Air Mobility, Inc. * 15,595 44,446
Boston Omaha Corp. Class A * 6,130 94,770
Bumble, Inc. Class A * 30,831 349,932
Calix, Inc. * 17,055 565,544
Cambium Networks Corp. * 3,080 13,275
Cardlytics, Inc. * 11,501 166,649
Cargurus, Inc. * 27,026 623,760
CarParts.com, Inc. * 13,897 22,513
Cars.com, Inc. * 19,332 332,124
Clear Channel Outdoor Holdings, Inc. * 103,484 170,749
Clearfield, Inc. * 3,559 109,760
Cogent Communications Holdings, Inc. 12,174 795,327
CommScope Holding Co., Inc. * 57,266 75,018
Consolidated Communications Holdings,
Inc. * 20,547 88,763
ContextLogic, Inc. Class A * 6,135 34,908
Couchbase, Inc. * 10,121 266,284
Credo Technology Group Holding Ltd. * 34,864 738,768
DHI Group, Inc. * 12,431 31,699
DigitalBridge Group, Inc. 45,357 874,029
DZS, Inc. * 6,055 7,993
EchoStar Corp. Class A * 35,184 501,372
Entravision Communications Corp. Class A  16,640 27,290
ePlus, Inc. * 7,656 601,302
Eventbrite, Inc. Class A * 21,386 117,195
EverQuote, Inc. Class A * 6,685 124,074
EW Scripps Co. Class A * 16,290 64,020
Extreme Networks, Inc. * 36,461 420,760
Figs, Inc. Class A * 35,864 178,603

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
fuboTV, Inc. * 76,420 $ 120,744
Gambling.com Group Ltd. * (Malta)  4,536 41,414
Gannett Co., Inc. * 39,559 96,524
Globalstar, Inc. * 208,173 306,014
Gogo, Inc. * 17,777 156,082
Gray Television, Inc. 25,652 162,121
Grindr, Inc. * (Singapore)  10,482 106,183
Harmonic, Inc. * 30,949 415,955
HealthStream, Inc. 6,408 170,837
Hims & Hers Health, Inc. * 35,498 549,154
IDT Corp. Class B  4,166 157,516
iHeartMedia, Inc. Class A * 27,016 56,463
Infinera Corp. * 58,384 352,056
InterDigital, Inc. 7,211 767,683
KVH Industries, Inc. * 5,055 25,780
Lands' End, Inc. * 4,088 44,518
Liberty Latin America Ltd. Class A * 9,569 66,696
Liberty Latin America Ltd. Class C * 39,329 274,910
Liquidity Services, Inc. * 6,539 121,625
Lumen Technologies, Inc. * 292,346 456,060
Luna Innovations, Inc. * 8,391 26,893
Magnite, Inc. * 37,354 401,556
MediaAlpha, Inc. Class A * 6,088 124,013
Mondee Holdings, Inc. * 11,749 27,140
Nerdy, Inc. * 16,070 46,764
NETGEAR, Inc. * 8,143 128,415
Nextdoor Holdings, Inc. * 39,792 89,532
Ooma, Inc. * 5,971 50,933
Open Lending Corp. Class A * 29,580 185,171
Opendoor Technologies, Inc. * 159,732 483,988
OptimizeRx Corp. * 4,522 54,942
Perficient, Inc. * 9,539 536,950
Preformed Line Products Co. 730 93,929
Q2 Holdings, Inc. * 16,167 849,738
QuinStreet, Inc. * 15,530 274,260
Revolve Group, Inc. * 11,485 243,137
Ribbon Communications, Inc. * 23,089 73,885
Scholastic Corp. 7,485 282,259
Shenandoah Telecommunications Co. 13,187 229,058
Shutterstock, Inc. 7,193 329,511
Sinclair, Inc. 8,879 119,600
Solo Brands, Inc. Class A * 5,125 11,121
Sphere Entertainment Co. * 7,529 369,523
Spok Holdings, Inc. 5,506 87,821
Sprinklr, Inc. Class A * 30,315 371,965
Squarespace, Inc. Class A * 15,910 579,760
Stagwell, Inc. * 21,815 135,689
Stitch Fix, Inc. Class A * 23,149 61,113
TechTarget, Inc. * 7,109 235,166
TEGNA, Inc. 55,527 829,573
Telephone & Data Systems, Inc. 28,474 456,153
Terran Orbital Corp. * 23,670 31,008
Thryv Holdings, Inc. * 8,973 199,470
Townsquare Media, Inc. Class A  2,508 27,538
TrueCar, Inc. * 24,636 83,516
Tucows, Inc. Class A * 2,783 51,652
Upwork, Inc. * 34,680 425,177
Urban One, Inc. * 4,210 10,065
Value Line, Inc. 334 13,527
Viavi Solutions, Inc. * 62,184 565,253
Vivid Seats, Inc. Class A * 21,086 126,305
WideOpenWest, Inc. * 15,069 54,550
Yelp, Inc. * 18,516 729,530
a Shares Value
Ziff Davis, Inc. * 12,958 $ 816,872
24,558,464
Consumer, Cyclical - 11.6%
spacing
A-Mark Precious Metals, Inc. 5,136 157,624
Abercrombie & Fitch Co. Class A * 13,702 1,717,272
Academy Sports & Outdoors, Inc. 20,234 1,366,604
Accel Entertainment, Inc. * 13,744 162,042
Acushnet Holdings Corp. 8,442 556,750
Adient PLC * 25,671 845,089
Aeva Technologies, Inc. * 6,007 23,608
Allegiant Travel Co. 4,635 348,598
American Axle & Manufacturing Holdings,
Inc. * 31,386 231,001
American Eagle Outfitters, Inc. 51,260 1,321,995
America's Car-Mart, Inc. * 1,621 103,533
Arko Corp. 21,757 124,015
Asbury Automotive Group, Inc. * 5,792 1,365,638
Atlanta Braves Holdings, Inc. Class A * 2,808 117,655
Atlanta Braves Holdings, Inc. Class C * 12,776 499,031
Aurora Innovation, Inc. * 97,577 275,167
Bally's Corp. * 7,882 109,875
Beacon Roofing Supply, Inc. * 17,687 1,733,680
Beazer Homes USA, Inc. * 8,561 280,801
Big 5 Sporting Goods Corp. 5,932 20,881
Big Lots, Inc. 7,694 33,315
Biglari Holdings, Inc. Class B * 230 43,626
BJ's Restaurants, Inc. * 6,392 231,263
Bloomin' Brands, Inc. 25,194 722,564
Blue Bird Corp. * 7,800 299,052
BlueLinx Holdings, Inc. * 2,475 322,344
Boot Barn Holdings, Inc. * 8,535 812,105
Bowlero Corp. Class A  4,844 66,363
Brinker International, Inc. * 12,240 608,083
Buckle, Inc. 8,526 343,342
Build-A-Bear Workshop, Inc. 3,742 111,774
Caleres, Inc. 9,777 401,150
Camping World Holdings, Inc. Class A  12,370 344,504
Carrols Restaurant Group, Inc. 8,948 85,095
Carvana Co. * 29,009 2,550,181
Cato Corp. Class A  5,395 31,129
Cavco Industries, Inc. * 2,332 930,608
Century Casinos, Inc. * 7,401 23,387
Century Communities, Inc. 7,872 759,648
Cheesecake Factory, Inc. 13,517 488,640
Children's Place, Inc. * 3,902 45,029
Chuy's Holdings, Inc. * 4,772 160,960
Cinemark Holdings, Inc. * 31,759 570,709
Clarus Corp. 6,816 46,008
Clean Energy Fuels Corp. * 47,494 127,284
Commercial Vehicle Group, Inc. * 8,348 53,678
CompX International, Inc. 719 24,662
Cooper-Standard Holdings, Inc. * 4,782 79,190
Cracker Barrel Old Country Store, Inc. 6,448 468,963
Daktronics, Inc. * 9,866 98,265
Dana, Inc. 36,715 466,280
Dave & Buster's Entertainment, Inc. * 9,538 597,079
Denny's Corp. * 14,657 131,327
Designer Brands, Inc. Class A  11,317 123,695
Destination XL Group, Inc. * 15,629 56,264
Dillard's, Inc. Class A  943 444,757
Dine Brands Global, Inc. 4,348 202,095
Dorman Products, Inc. * 7,524 725,238
Douglas Dynamics, Inc. 6,445 155,453

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Dragonfly Energy Holdings Corp. * 4,273 $ 2,307
Dream Finders Homes, Inc. Class A * 6,905 301,956
Duluth Holdings, Inc. Class B * 3,374 16,533
El Pollo Loco Holdings, Inc. * 8,233 80,189
Empire Resorts, Inc. (Escrow) * ± Ω 953 –
Envela Corp. * 831 3,839
Escalade, Inc. 2,759 37,936
Ethan Allen Interiors, Inc. 6,270 216,754
Everi Holdings, Inc. * 23,005 231,200
EVgo, Inc. * 27,092 68,001
EVI Industries, Inc. 2,052 51,095
First Watch Restaurant Group, Inc. * 5,913 145,578
FirstCash, Inc. 10,518 1,341,466
Foot Locker, Inc. 23,511 670,064
Forestar Group, Inc. * 5,398 216,946
Fossil Group, Inc. * 14,174 14,457
Fox Factory Holding Corp. * 12,259 638,326
Frontier Group Holdings, Inc. * 10,591 85,893
Full House Resorts, Inc. * 9,322 51,924
Funko, Inc. Class A * 9,070 56,597
G-III Apparel Group Ltd. * 12,071 350,180
Genesco, Inc. * 3,499 98,462
Gentherm, Inc. * 9,487 546,261
Global Business Travel Group I * 8,135 48,891
Global Industrial Co. 3,607 161,521
GMS, Inc. * 11,135 1,083,881
Golden Entertainment, Inc. 5,662 208,531
Goodyear Tire & Rubber Co. * 78,793 1,081,828
Green Brick Partners, Inc. * 7,421 446,967
Group 1 Automotive, Inc. 3,806 1,112,227
GrowGeneration Corp. * 17,333 49,572
Guess?, Inc. 8,497 267,401
H&E Equipment Services, Inc. 8,950 574,411
Hanesbrands, Inc. * 97,287 564,265
Haverty Furniture Cos., Inc. 4,176 142,485
Hawaiian Holdings, Inc. * 15,191 202,496
Hibbett, Inc. 3,260 250,401
Hilton Grand Vacations, Inc. * 22,203 1,048,204
HNI Corp. 13,297 600,094
Holley, Inc. * 13,491 60,170
Hooker Furnishings Corp. 3,258 78,225
Hovnanian Enterprises, Inc. Class A * 1,399 219,559
Hudson Technologies, Inc. * 13,006 143,196
Hyliion Holdings Corp. * 40,985 72,134
IMAX Corp. * 12,581 203,435
indie Semiconductor, Inc. Class A * (China)  41,602 294,542
Installed Building Products, Inc. 6,636 1,716,932
Interface, Inc. 16,564 278,606
International Game Technology PLC 31,313 707,361
iRobot Corp. * 7,514 65,823
J Jill, Inc. * 1,182 37,789
Jack in the Box, Inc. 5,546 379,790
JAKKS Pacific, Inc. * 2,155 53,229
JetBlue Airways Corp. * 95,731 710,324
Johnson Outdoors, Inc. Class A  1,483 68,381
KB Home 19,100 1,353,808
Kontoor Brands, Inc. 15,965 961,891
Kura Sushi USA, Inc. Class A * 1,586 182,644
La-Z-Boy, Inc. 12,036 452,794
Landsea Homes Corp. * 5,477 79,581
Lazydays Holdings, Inc. * 1,479 5,960
LCI Industries 7,075 870,649
Leslie's, Inc. * 48,888 317,772
LGI Homes, Inc. * 5,780 672,619
a Shares Value
Life Time Group Holdings, Inc. * 12,496 $ 193,938
Light & Wonder, Inc. * 25,393 2,592,371
Lindblad Expeditions Holdings, Inc. * 9,393 87,637
Lions Gate Entertainment Corp. Class A * 20,240 201,388
Lions Gate Entertainment Corp. Class B * 31,197 290,444
Livewire Group, Inc. * (Cayman)  5,256 38,001
Loop Media, Inc. * 9,470 3,470
Lovesac Co. * 3,679 83,145
Luminar Technologies, Inc. * 85,412 168,262
M/I Homes, Inc. * 7,669 1,045,208
Madison Square Garden Entertainment
Corp. * 11,129 436,368
Malibu Boats, Inc. Class A * 5,975 258,598
Marcus Corp. 7,229 103,086
Marine Products Corp. 2,063 24,240
MarineMax, Inc. * 5,854 194,704
MasterCraft Boat Holdings, Inc. * 4,460 105,791
MDC Holdings, Inc. 16,695 1,050,282
Meritage Homes Corp. 10,147 1,780,393
Methode Electronics, Inc. 9,523 115,990
Microvast Holdings, Inc. * 60,008 50,227
Miller Industries, Inc. 3,086 154,609
MillerKnoll, Inc. 21,190 524,664
Monarch Casino & Resort, Inc. 3,702 277,613
Movado Group, Inc. 4,629 129,288
MRC Global, Inc. * 23,331 293,271
National Vision Holdings, Inc. * 21,611 478,900
Nikola Corp. * 209,264 217,635
Noodles & Co. * 11,028 21,063
Nu Skin Enterprises, Inc. Class A  14,374 198,792
ODP Corp. * 8,911 472,729
ONE Group Hospitality, Inc. * 5,568 31,014
OneSpaWorld Holdings Ltd. * (Bahamas)  24,160 319,637
OneWater Marine, Inc. Class A * 3,002 84,506
OPENLANE, Inc. * 30,573 528,913
Oxford Industries, Inc. 4,321 485,680
Papa John's International, Inc. 9,135 608,391
Patrick Industries, Inc. 5,894 704,156
PC Connection, Inc. 3,168 208,866
PetMed Express, Inc. 5,625 26,944
Portillo's, Inc. Class A * 12,335 174,910
Potbelly Corp. * 7,899 95,657
PriceSmart, Inc. 7,160 601,440
Purple Innovation, Inc. 16,412 28,557
RCI Hospitality Holdings, Inc. 2,406 139,548
Red Robin Gourmet Burgers, Inc. * 4,105 31,444
Red Rock Resorts, Inc. Class A  13,320 796,802
Reservoir Media, Inc. * 5,058 40,110
Resideo Technologies, Inc. * 42,025 942,201
REV Group, Inc. 9,267 204,708
Rocky Brands, Inc. 1,966 53,338
Rush Enterprises, Inc. Class A  17,001 909,894
Rush Enterprises, Inc. Class B  2,448 130,454
Rush Street Interactive, Inc. * 20,003 130,220
Sally Beauty Holdings, Inc. * 29,370 364,775
Savers Value Village, Inc. * 7,792 150,230
ScanSource, Inc. * 7,177 316,075
SES AI Corp. * 33,991 57,105
Shake Shack, Inc. Class A * 10,580 1,100,637
Shoe Carnival, Inc. 5,148 188,623
Shyft Group, Inc. 9,179 114,003
Signet Jewelers Ltd. (NYSE) 12,261 1,226,958
Six Flags Entertainment Corp. * 20,787 547,114
Skyline Champion Corp. * 15,244 1,295,892

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SkyWest, Inc. * 11,281 $ 779,291
Sleep Number Corp. * 6,003 96,228
Snap One Holdings Corp. * 6,258 53,944
Solid Power, Inc. * 43,183 87,661
Sonic Automotive, Inc. Class A  4,225 240,572
Sonos, Inc. * 35,030 667,672
Spirit Airlines, Inc. 29,737 143,927
Sportsman's Warehouse Holdings, Inc. * 10,339 32,154
Standard Motor Products, Inc. 5,668 190,161
Steelcase, Inc. Class A  26,035 340,538
Steven Madden Ltd. 20,339 859,933
Sun Country Airlines Holdings, Inc. * 11,367 171,528
Super Group SGHC Ltd. * (Guernsey)  39,328 135,682
Sweetgreen, Inc. Class A * 27,178 686,516
Taylor Morrison Home Corp. * 29,283 1,820,524
ThredUp, Inc. Class A * 19,238 38,476
Tile Shop Holdings, Inc. * 8,920 62,708
Tilly's, Inc. Class A * 6,305 42,874
Titan International, Inc. * 14,394 179,349
Titan Machinery, Inc. * 6,219 154,293
Topgolf Callaway Brands Corp. * 41,861 676,892
Torrid Holdings, Inc. * 3,599 17,563
Traeger, Inc. * 9,951 25,176
Tri Pointe Homes, Inc. * 27,160 1,050,006
UniFirst Corp. 4,301 745,922
United Homes Group, Inc. * 2,451 17,132
United Parks & Resorts, Inc. * 10,254 576,377
Urban Outfitters, Inc. * 18,194 789,983
Vera Bradley, Inc. * 8,445 57,426
Virgin Galactic Holdings, Inc. * 104,259 154,303
Vista Outdoor, Inc. * 16,118 528,348
Visteon Corp. * 7,665 901,481
Vizio Holding Corp. Class A * 22,315 244,126
VOXX International Corp. * 2,456 20,041
VSE Corp. 3,854 308,320
Wabash National Corp. 12,847 384,639
Warby Parker, Inc. Class A * 24,688 336,004
Weyco Group, Inc. 1,756 55,981
Winmark Corp. 804 290,807
Winnebago Industries, Inc. 7,830 579,420
Wolverine World Wide, Inc. 22,006 246,687
Workhorse Group, Inc. * 50,408 11,826
XPEL, Inc. * 6,557 354,209
Xperi, Inc. * 11,679 140,849
Xponential Fitness, Inc. Class A * 6,425 106,270
Zumiez, Inc. * 4,418 67,109
87,904,158
Consumer, Non-Cyclical - 22.9%
spacing
23andMe Holding Co. Class A * 71,199 37,878
2seventy bio, Inc. * 13,604 72,781
2U, Inc. * 22,224 8,661
4D Molecular Therapeutics, Inc. * 11,602 369,640
89bio, Inc. * 22,296 259,525
Aadi Bioscience, Inc. * 4,854 11,358
Aaron's Co., Inc. 8,577 64,327
ABM Industries, Inc. 17,732 791,202
Acacia Research Corp. * 9,931 52,932
ACADIA Pharmaceuticals, Inc. * 34,620 640,124
ACCO Brands Corp. 26,556 148,979
Accolade, Inc. * 20,208 211,780
Accuray, Inc. * 23,942 59,137
ACELYRIN, Inc. * 20,465 138,139
Aclaris Therapeutics, Inc. * 18,900 23,436
a Shares Value
Acrivon Therapeutics, Inc. * 3,469 $ 24,803
Actinium Pharmaceuticals, Inc. * 6,707 52,516
AdaptHealth Corp. * 27,818 320,185
Adaptive Biotechnologies Corp. * 31,382 100,736
Addus HomeCare Corp. * 4,570 472,264
Adicet Bio, Inc. * 17,388 40,862
ADMA Biologics, Inc. * 61,678 407,075
Adtalem Global Education, Inc. * 10,914 560,980
Aerovate Therapeutics, Inc. * 3,673 108,611
Agenus, Inc. * 123,108 71,403
Agiliti, Inc. * 7,750 78,430
Agios Pharmaceuticals, Inc. * 15,494 453,045
AirSculpt Technologies, Inc. * 2,943 18,070
Akero Therapeutics, Inc. * 17,743 448,188
Akoya Biosciences, Inc. * 4,926 23,103
Alarm.com Holdings, Inc. * 13,359 968,127
Aldeyra Therapeutics, Inc. * 12,256 40,077
Alector, Inc. * 20,520 123,530
Alico, Inc. 2,189 64,094
Alight, Inc. Class A * 116,346 1,146,008
Alkermes PLC * 46,453 1,257,483
Allakos, Inc. * 17,704 22,307
Allogene Therapeutics, Inc. * 28,423 127,051
Allovir, Inc. * 11,603 8,759
Alphatec Holdings, Inc. * 25,215 347,715
Alpine Immune Sciences, Inc. * 10,786 427,557
Alta Equipment Group, Inc. 6,185 80,096
Altimmune, Inc. * 15,762 160,457
ALX Oncology Holdings, Inc. * 7,497 83,592
American Well Corp. Class A * 67,311 54,569
Amicus Therapeutics, Inc. * 81,196 956,489
AMN Healthcare Services, Inc. * 10,586 661,731
Amneal Pharmaceuticals, Inc. * 36,502 221,202
Amphastar Pharmaceuticals, Inc. * 10,545 463,031
Amylyx Pharmaceuticals, Inc. * 15,160 43,054
AnaptysBio, Inc. * 5,435 122,396
Anavex Life Sciences Corp. * 19,000 96,710
Andersons, Inc. 9,217 528,779
AngioDynamics, Inc. * 10,544 61,893
ANI Pharmaceuticals, Inc. * 3,990 275,829
Anika Therapeutics, Inc. * 3,717 94,412
Annexon, Inc. * 19,216 137,779
API Group Corp. * 58,359 2,291,758
Apogee Therapeutics, Inc. * 11,619 772,083
Arbutus Biopharma Corp. * 40,311 104,002
Arcellx, Inc. * 10,932 760,321
Arcturus Therapeutics Holdings, Inc. * 6,511 219,876
Arcus Biosciences, Inc. * 15,865 299,531
Arcutis Biotherapeutics, Inc. * 21,364 211,717
Ardelyx, Inc. * 65,882 480,939
Arlo Technologies, Inc. * 24,425 308,976
ArriVent Biopharma, Inc. * 2,691 48,061
Arrowhead Pharmaceuticals, Inc. * 33,228 950,321
ARS Pharmaceuticals, Inc. * 6,025 61,576
Artivion, Inc. * 10,962 231,956
Arvinas, Inc. * 14,067 580,686
Assertio Holdings, Inc. * 22,734 21,809
Astrana Health, Inc. * 12,003 504,006
Astria Therapeutics, Inc. * 14,055 197,824
Atara Biotherapeutics, Inc. * 25,754 17,873
Atea Pharmaceuticals, Inc. * 21,675 87,567
AtriCure, Inc. * 12,989 395,125
Atrion Corp. 361 167,342
Aura Biosciences, Inc. * 10,200 80,070

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Aurinia Pharmaceuticals, Inc. * (Canada)  36,628 $ 183,506
Avanos Medical, Inc. * 12,690 252,658
Aveanna Healthcare Holdings, Inc. * 15,325 38,159
Avid Bioservices, Inc. * 18,938 126,885
Avidity Biosciences, Inc. * 20,518 523,619
Avita Medical, Inc. * 6,750 108,202
Axogen, Inc. * 11,451 92,410
Axonics, Inc. * 13,960 962,821
Axsome Therapeutics, Inc. * 9,871 787,706
B&G Foods, Inc. 22,065 252,424
Bakkt Holdings, Inc. * 22,825 10,495
Barrett Business Services, Inc. 1,974 250,145
Beam Therapeutics, Inc. * 20,913 690,966
Beauty Health Co. * 23,615 104,851
BellRing Brands, Inc. * 36,815 2,173,189
Benson Hill, Inc. * 48,043 9,633
Beyond Air, Inc. * 6,824 11,874
Beyond Meat, Inc. * 16,288 134,865
BioAtla, Inc. * 11,616 39,959
BioCryst Pharmaceuticals, Inc. * 55,653 282,717
Biohaven Ltd. * 19,140 1,046,767
BioLife Solutions, Inc. * 9,481 175,873
Biomea Fusion, Inc. * 5,321 79,549
Biote Corp. Class A * 2,509 14,552
Bioxcel Therapeutics, Inc. * 5,161 14,554
Bluebird Bio, Inc. * 56,103 71,812
Blueprint Medicines Corp. * 17,099 1,622,011
BRC, Inc. Class A * 10,298 44,075
Bridgebio Pharma, Inc. * 32,690 1,010,775
Bright Green Corp. * 15,824 3,855
BrightSpring Health Services, Inc. * 14,794 160,811
BrightView Holdings, Inc. * 11,545 137,385
Brink's Co. 12,486 1,153,457
Brookdale Senior Living, Inc. * 52,735 348,578
Butterfly Network, Inc. * 39,616 42,785
Cabaletta Bio, Inc. * 9,418 160,671
Cadiz, Inc. * 11,057 32,065
Cal-Maine Foods, Inc. 11,615 683,543
Calavo Growers, Inc. 4,921 136,853
Cara Therapeutics, Inc. * 12,408 11,291
CareDx, Inc. * 14,543 154,010
CareMax, Inc. * 694 3,345
Cargo Therapeutics, Inc. * 5,985 133,585
Caribou Biosciences, Inc. * 23,654 121,582
Carisma Therapeutics, Inc. * 7,211 16,369
Carriage Services, Inc. 3,507 94,829
Cartesian Therapeutics, Inc. * 29,379 19,096
Cass Information Systems, Inc. 4,127 198,798
Cassava Sciences, Inc. * 11,636 236,094
Castle Biosciences, Inc. * 6,778 150,133
Catalyst Pharmaceuticals, Inc. * 31,166 496,786
CBIZ, Inc. * 13,358 1,048,603
Celcuity, Inc. * 4,441 95,926
Celldex Therapeutics, Inc. * 17,500 734,475
Central Garden & Pet Co. * 2,832 121,295
Central Garden & Pet Co. Class A * 14,531 536,485
Century Therapeutics, Inc. * 6,092 25,465
Cerevel Therapeutics Holdings, Inc. * 19,986 844,808
Cerus Corp. * 48,351 91,383
CG oncology, Inc. * 6,517 286,096
Chefs' Warehouse, Inc. * 10,241 385,676
Chegg, Inc. * 30,957 234,344
Cimpress PLC * (Ireland)  5,168 457,420
Cipher Mining, Inc. * 11,672 60,111
a Shares Value
Citius Pharmaceuticals, Inc. * 30,842 $ 27,675
Cleanspark, Inc. * 54,361 1,152,997
ClearPoint Neuro, Inc. * 5,685 38,658
Coca-Cola Consolidated, Inc. 1,355 1,146,886
Cogent Biosciences, Inc. * 24,509 164,700
Coherus Biosciences, Inc. * 26,989 64,504
Collegium Pharmaceutical, Inc. * 9,139 354,776
Community Health Systems, Inc. * 35,405 123,917
Compass Therapeutics, Inc. * 23,787 47,098
CompoSecure, Inc. * 3,159 22,840
CONMED Corp. 8,584 687,407
Corcept Therapeutics, Inc. * 23,120 582,393
CoreCivic, Inc. * 32,837 512,586
CorMedix, Inc. * 16,302 69,120
CorVel Corp. * 2,469 649,248
Coursera, Inc. * 37,525 526,100
CPI Card Group, Inc. * 952 17,003
CRA International, Inc. 1,840 275,227
Crinetics Pharmaceuticals, Inc. * 18,660 873,475
Cross Country Healthcare, Inc. * 9,481 177,484
Cue Biopharma, Inc. * 8,606 16,265
Cullinan Oncology, Inc. * 7,659 130,509
Custom Truck One Source, Inc. * 15,744 91,630
Cutera, Inc. * 4,734 6,959
CVRx, Inc. * 2,942 53,574
Cytek Biosciences, Inc. * 35,293 236,816
Cytokinetics, Inc. * 26,883 1,884,767
Day One Biopharmaceuticals, Inc. * 18,439 304,612
Deciphera Pharmaceuticals, Inc. * 15,635 245,939
Deluxe Corp. 12,561 258,631
Denali Therapeutics, Inc. * 33,722 691,975
Design Therapeutics, Inc. * 9,609 38,724
Disc Medicine, Inc. * 2,774 172,709
Distribution Solutions Group, Inc. * 3,106 110,201
DocGo, Inc. * 22,021 88,965
Dole PLC 20,156 240,461
Duckhorn Portfolio, Inc. * 15,427 143,625
Dynavax Technologies Corp. * 36,006 446,834
Dyne Therapeutics, Inc. * 16,638 472,353
Eagle Pharmaceuticals, Inc. * 2,602 13,634
Edgewell Personal Care Co. 13,822 534,082
Edgewise Therapeutics, Inc. * 16,156 294,685
Editas Medicine, Inc. * 22,351 165,844
elf Beauty, Inc. * 15,145 2,968,874
Embecta Corp. 17,007 225,683
Emerald Holding, Inc. * 3,581 24,387
Emergent BioSolutions, Inc. * 14,083 35,630
Enanta Pharmaceuticals, Inc. * 5,538 96,693
Enhabit, Inc. * 13,325 155,236
Enliven Therapeutics, Inc. * 6,174 108,601
Ennis, Inc. 7,255 148,800
Ensign Group, Inc. 15,235 1,895,539
Entrada Therapeutics, Inc. * 5,715 80,982
Erasca, Inc. * 22,117 45,561
European Wax Center, Inc. Class A * 9,951 129,164
EVERTEC, Inc. 18,067 720,873
Evolus, Inc. * 12,416 173,824
Eyenovia, Inc. * 6,160 6,074
EyePoint Pharmaceuticals, Inc. * 10,522 217,490
Fate Therapeutics, Inc. * 23,469 172,262
Fennec Pharmaceuticals, Inc. * (Canada)  4,558 50,685
FibroGen, Inc. * 24,328 57,171
First Advantage Corp. 14,861 241,045
FiscalNote Holdings, Inc. * 17,475 23,242

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Flywire Corp. * 29,905 $ 741,943
Foghorn Therapeutics, Inc. * 5,573 37,395
Forafric Global PLC * (Gibraltar)  571 5,916
Forrester Research, Inc. * 3,244 69,941
Franklin Covey Co. * 3,036 119,193
Fresh Del Monte Produce, Inc. 9,490 245,886
Fulgent Genetics, Inc. * 6,073 131,784
Genelux Corp. * 5,019 32,272
Generation Bio Co. * 13,156 53,545
GEO Group, Inc. * 35,007 494,299
Geron Corp. * 143,011 471,936
Glaukos Corp. * 13,537 1,276,404
Graham Holdings Co. Class B  968 743,114
Green Dot Corp. Class A * 13,260 123,716
Gritstone bio, Inc. * 23,677 60,850
Guardant Health, Inc. * 32,472 669,897
Hackett Group, Inc. 6,645 161,474
Haemonetics Corp. * 14,062 1,200,192
Hain Celestial Group, Inc. * 25,555 200,862
Halozyme Therapeutics, Inc. * 36,452 1,482,867
Harmony Biosciences Holdings, Inc. * 9,067 304,470
Harrow, Inc. * 7,965 105,377
Harvard Bioscience, Inc. * 9,903 41,989
Healthcare Services Group, Inc. * 20,431 254,979
HealthEquity, Inc. * 23,930 1,953,406
Heidrick & Struggles International, Inc. 5,551 186,847
Helen of Troy Ltd. * 6,785 781,903
Herbalife Ltd. * 29,035 291,802
Herc Holdings, Inc. 7,952 1,338,322
Heron Therapeutics, Inc. * 28,366 78,574
HF Foods Group, Inc. * 10,129 35,452
HilleVax, Inc. * 7,209 119,886
HireQuest, Inc. 1,321 17,107
Humacyte, Inc. * 16,084 50,021
Huron Consulting Group, Inc. * 5,151 497,690
I3 Verticals, Inc. Class A * 6,213 142,216
ICF International, Inc. 5,314 800,448
Ideaya Biosciences, Inc. * 18,424 808,445
IGM Biosciences, Inc. * 3,557 34,325
Ikena Oncology, Inc. * 5,262 7,472
Immuneering Corp. Class A * 5,394 15,589
ImmunityBio, Inc. * 36,759 197,396
Immunovant, Inc. * 14,850 479,804
Inari Medical, Inc. * 14,814 710,776
Information Services Group, Inc. 9,851 39,798
InfuSystem Holdings, Inc. * 3,934 33,714
Ingles Markets, Inc. Class A  4,085 313,238
Inhibrx, Inc. * 9,969 348,516
Inmode Ltd. * 21,659 468,051
Innovage Holding Corp. * 5,223 23,190
Innoviva, Inc. * 16,148 246,096
Inogen, Inc. * 6,640 53,585
Inozyme Pharma, Inc. * 14,023 107,416
Insmed, Inc. * 38,706 1,050,094
Insperity, Inc. 9,939 1,089,414
Integer Holdings Corp. * 9,287 1,083,607
Intellia Therapeutics, Inc. * 25,734 707,942
Inter Parfums, Inc. 5,194 729,809
Intra-Cellular Therapies, Inc. * 26,293 1,819,476
Iovance Biotherapeutics, Inc. * 67,027 993,340
iRadimed Corp. 2,073 91,191
iRhythm Technologies, Inc. * 8,603 997,948
Ironwood Pharmaceuticals, Inc. * 39,670 345,526
Ispire Technology, Inc. * 4,785 29,332
a Shares Value
iTeos Therapeutics, Inc. * 6,653 $ 90,747
J & J Snack Foods Corp. 4,272 617,560
Janux Therapeutics, Inc. * 4,977 187,384
John B Sanfilippo & Son, Inc. 2,563 271,473
John Wiley & Sons, Inc. Class A  10,251 390,871
Joint Corp. * 3,930 51,326
KalVista Pharmaceuticals, Inc. * 8,597 101,960
Karyopharm Therapeutics, Inc. * 30,474 46,016
Kelly Services, Inc. Class A  8,714 218,199
Keros Therapeutics, Inc. * 7,225 478,295
Kezar Life Sciences, Inc. * 19,013 17,142
Kforce, Inc. 5,345 376,929
Kiniksa Pharmaceuticals Ltd. Class A * 8,746 172,559
Kodiak Sciences, Inc. * 9,520 50,075
Korn Ferry 14,629 962,003
KORU Medical Systems, Inc. * 6,804 16,057
Krispy Kreme, Inc. 24,217 368,946
Krystal Biotech, Inc. * 6,074 1,080,747
Kura Oncology, Inc. * 19,728 420,798
Kymera Therapeutics, Inc. * 11,493 462,019
Lancaster Colony Corp. 5,429 1,127,223
Lantheus Holdings, Inc. * 19,077 1,187,352
Larimar Therapeutics, Inc. * 8,102 61,494
Laureate Education, Inc. 37,740 549,872
Legalzoom.com, Inc. * 37,747 503,545
LeMaitre Vascular, Inc. 5,739 380,840
LENZ Therapeutics, Inc. 954 21,309
Lexeo Therapeutics, Inc. * 2,713 42,540
Lexicon Pharmaceuticals, Inc. * 24,799 59,518
LifeStance Health Group, Inc. * 28,468 175,648
Ligand Pharmaceuticals, Inc. * 4,687 342,620
Limoneira Co. 5,022 98,230
Lincoln Educational Services Corp. * 6,454 66,670
Lineage Cell Therapeutics, Inc. * 31,120 46,058
Liquidia Corp. * 14,537 214,421
LivaNova PLC * 15,298 855,770
LiveRamp Holdings, Inc. * 18,226 628,797
Longboard Pharmaceuticals, Inc. * 6,985 150,876
Lyell Immunopharma, Inc. * 48,670 108,534
MacroGenics, Inc. * 17,528 258,012
Madrigal Pharmaceuticals, Inc. * 4,144 1,106,614
MannKind Corp. * 76,345 345,843
Marathon Digital Holdings, Inc. * 63,099 1,424,775
Marinus Pharmaceuticals, Inc. * 15,751 142,389
MarketWise, Inc. 8,455 14,627
Marqeta, Inc. Class A * 133,785 797,359
Matthews International Corp. Class A  8,838 274,685
MaxCyte, Inc. * 23,744 99,487
Medifast, Inc. 3,048 116,799
MeiraGTx Holdings PLC * 9,359 56,809
Merit Medical Systems, Inc. * 15,929 1,206,622
Merrimack Pharmaceuticals, Inc. * 2,525 37,294
Mersana Therapeutics, Inc. * 33,292 149,148
MGP Ingredients, Inc. 4,607 396,801
MiMedx Group, Inc. * 31,650 243,705
Mineralys Therapeutics, Inc. * 6,432 83,037
Mirum Pharmaceuticals, Inc. * 6,608 165,993
Mission Produce, Inc. * 12,456 147,853
ModivCare, Inc. * 3,769 88,383
Monro, Inc. 8,610 271,559
Monte Rosa Therapeutics, Inc. * 8,298 58,501
Morphic Holding, Inc. * 10,711 377,027
Mural Oncology PLC * 4,592 22,455
Myriad Genetics, Inc. * 24,679 526,156

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Nano-X Imaging Ltd. * (Israel)  12,598 $ 123,082
Nathan's Famous, Inc. 756 53,525
National Beverage Corp. * 6,740 319,880
National HealthCare Corp. 3,484 329,273
National Research Corp. 3,989 158,004
Natural Grocers by Vitamin Cottage, Inc.
Class C  2,889 52,146
Nature's Sunshine Products, Inc. * 3,409 70,805
Nautilus Biotechnology, Inc. SPAC * 13,513 39,728
Neogen Corp. * 62,380 984,356
NeoGenomics, Inc. * 36,538 574,377
Neumora Therapeutics, Inc. * 4,086 56,183
Nevro Corp. * 11,154 161,064
NGM Biopharmaceuticals, Inc. * 11,285 17,943
Nkarta, Inc. * 9,173 99,160
Novavax, Inc. * 32,448 155,101
Nurix Therapeutics, Inc. * 12,900 189,630
Nuvalent, Inc. Class A * 7,579 569,107
Nuvation Bio, Inc. * 39,687 144,461
Nuvectis Pharma, Inc. * 1,636 13,415
Ocean Biomedical, Inc. * 1,777 6,726
Ocular Therapeutix, Inc. * 32,686 297,443
Olema Pharmaceuticals, Inc. * 7,332 82,998
Omega Therapeutics, Inc. * 6,249 22,809
Omeros Corp. * 16,105 55,562
OmniAb, Inc. * 25,109 136,091
Omnicell, Inc. * 12,599 368,269
OPKO Health, Inc. * 114,128 136,954
Optinose, Inc. * 16,504 24,096
Option Care Health, Inc. * 47,180 1,582,417
OraSure Technologies, Inc. * 20,519 126,192
Orchestra BioMed Holdings, Inc. * 4,360 22,977
Organogenesis Holdings, Inc. * 19,948 56,652
ORIC Pharmaceuticals, Inc. * 10,604 145,805
Orthofix Medical, Inc. * 9,501 137,955
OrthoPediatrics Corp. * 4,138 120,664
Oscar Health, Inc. Class A * 45,145 671,306
Outlook Therapeutics, Inc. * 2,029 24,226
Ovid therapeutics, Inc. * 14,981 45,692
Owens & Minor, Inc. * 21,314 590,611
P3 Health Partners, Inc. * 11,463 11,807
Pacific Biosciences of California, Inc. * 70,146 263,048
Pacira BioSciences, Inc. * 12,813 374,396
Paragon 28, Inc. * 12,154 150,102
Patterson Cos., Inc. 23,470 648,946
Payoneer Global, Inc. * 68,686 333,814
Paysafe Ltd. * 10,124 159,858
PDS Biotechnology Corp. * 7,081 28,041
Pediatrix Medical Group, Inc. * 23,476 235,464
Pennant Group, Inc. * 7,562 148,442
PepGen, Inc. * 3,473 51,053
Perdoceo Education Corp. 18,617 326,915
Performant Financial Corp. * 17,570 51,656
PetIQ, Inc. * 7,522 137,502
Phathom Pharmaceuticals, Inc. * 8,393 89,134
Phibro Animal Health Corp. Class A  5,008 64,753
Pliant Therapeutics, Inc. * 16,815 250,543
PMV Pharmaceuticals, Inc. * 10,583 17,991
Poseida Therapeutics, Inc. * 17,865 56,989
Precigen, Inc. * 34,261 49,678
Prelude Therapeutics, Inc. * 2,107 9,987
Prestige Consumer Healthcare, Inc. * 14,008 1,016,420
Prime Medicine, Inc. * 10,696 74,872
Primo Water Corp. 43,868 798,836
a Shares Value
Priority Technology Holdings, Inc. * 6,741 $ 22,043
PROCEPT BioRobotics Corp. * 11,153 551,181
PROG Holdings, Inc. 12,815 441,349
Progyny, Inc. * 22,264 849,372
ProKidney Corp. * 12,340 20,238
Protagonist Therapeutics, Inc. * 16,487 476,969
Protalix BioTherapeutics, Inc. * 13,353 16,825
Prothena Corp. PLC * (Ireland)  12,399 307,123
PTC Therapeutics, Inc. * 20,130 585,582
Pulmonx Corp. * 9,917 91,931
Pulse Biosciences, Inc. * 3,868 33,690
Quad/Graphics, Inc. 10,046 53,344
Quanex Building Products Corp. 9,626 369,927
Quanterix Corp. * 10,343 243,681
Quantum-Si, Inc. * 29,849 58,803
Quipt Home Medical Corp. * 8,631 37,717
RadNet, Inc. * 16,858 820,310
Rallybio Corp. * 8,383 15,509
RAPT Therapeutics, Inc. * 8,381 75,261
Recursion Pharmaceuticals, Inc. Class A * 39,288 391,701
REGENXBIO, Inc. * 11,287 237,817
Relay Therapeutics, Inc. * 26,759 222,100
Remitly Global, Inc. * 38,139 791,003
Reneo Pharmaceuticals, Inc. * 2,156 3,579
Rent the Runway, Inc. Class A * 14,271 4,929
Repay Holdings Corp. * 24,777 272,547
Replimune Group, Inc. * 14,682 119,952
Resources Connection, Inc. 9,146 120,361
Revance Therapeutics, Inc. * 23,154 113,918
REVOLUTION Medicines, Inc. * 39,240 1,264,705
Rhythm Pharmaceuticals, Inc. * 15,249 660,739
Rigel Pharmaceuticals, Inc. * 46,759 69,203
Riot Platforms, Inc. * 56,366 689,920
Rocket Pharmaceuticals, Inc. * 18,011 485,216
RxSight, Inc. * 7,797 402,169
Sabre Corp. * 97,263 235,376
Sage Therapeutics, Inc. * 14,648 274,504
Sagimet Biosciences, Inc. Class A * 6,492 35,187
Sana Biotechnology, Inc. * 28,025 280,250
Sanara Medtech, Inc. * 893 33,041
Sangamo Therapeutics, Inc. * 39,707 26,612
Savara, Inc. * 25,113 125,063
Scholar Rock Holding Corp. * 16,521 293,413
Scilex Holding Co. * 18,410 29,272
scPharmaceuticals, Inc. * 7,529 37,796
Seer, Inc. * 16,474 31,301
Select Medical Holdings Corp. 29,262 882,249
Semler Scientific, Inc. * 1,180 34,468
Seneca Foods Corp. Class A * 1,565 89,049
Seres Therapeutics, Inc. * 26,358 20,404
SI-BONE, Inc. * 11,003 180,119
SIGA Technologies, Inc. 13,267 113,566
Silk Road Medical, Inc. * 11,282 206,686
Simply Good Foods Co. * 25,201 857,590
SoundThinking, Inc. * 2,409 38,255
SP Plus Corp. * 5,484 286,374
SpartanNash Co. 9,471 191,409
SpringWorks Therapeutics, Inc. * 19,193 944,679
Sprouts Farmers Market, Inc. * 28,535 1,839,937
STAAR Surgical Co. * 14,198 543,499
Sterling Check Corp. * 8,393 134,959
Stoke Therapeutics, Inc. * 7,532 101,682
StoneCo Ltd. Class A * (Brazil)  81,967 1,361,472
Strategic Education, Inc. 6,308 656,789

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Stride, Inc. * 12,062 $ 760,509
Summit Therapeutics, Inc. * 31,083 128,684
SunOpta, Inc. * (Canada)  27,618 189,736
Supernus Pharmaceuticals, Inc. * 13,642 465,329
Surgery Partners, Inc. * 21,154 631,024
Surmodics, Inc. * 3,813 111,873
Sutro Biopharma, Inc. * 15,888 89,767
Syndax Pharmaceuticals, Inc. * 22,216 528,741
Tactile Systems Technology, Inc. * 6,234 101,303
Tango Therapeutics, Inc. * 13,129 104,244
Target Hospitality Corp. * 8,395 91,254
Taro Pharmaceutical Industries Ltd. * 2,130 90,184
Tarsus Pharmaceuticals, Inc. * 7,933 288,365
Tejon Ranch Co. * 5,981 92,167
Tela Bio, Inc. * 4,026 22,827
Tenaya Therapeutics, Inc. * 12,368 64,685
Terawulf, Inc. * 45,830 120,533
Terns Pharmaceuticals, Inc. * 11,451 75,119
TG Therapeutics, Inc. * 39,894 606,788
Theravance Biopharma, Inc. * 14,007 125,643
Third Harmonic Bio, Inc. * 5,161 48,720
Transcat, Inc. * 2,241 249,715
TransMedics Group, Inc. * 9,063 670,118
Travere Therapeutics, Inc. * 19,685 151,771
Treace Medical Concepts, Inc. * 13,365 174,413
TreeHouse Foods, Inc. * 14,106 549,429
Trevi Therapeutics, Inc. * 10,876 37,522
TriNet Group, Inc. 8,935 1,183,798
TrueBlue, Inc. * 7,995 100,097
Turning Point Brands, Inc. 5,078 148,785
Turnstone Biologics Corp. * 3,531 9,251
Twist Bioscience Corp. * 16,370 561,655
Tyra Biosciences, Inc. * 3,839 62,960
U.S. Physical Therapy, Inc. 4,197 473,715
Udemy, Inc. * 24,540 269,449
UFP Technologies, Inc. * 2,019 509,192
United Natural Foods, Inc. * 16,345 187,804
Universal Corp. 6,934 358,626
Universal Technical Institute, Inc. * 10,786 171,929
Upbound Group, Inc. 15,010 528,502
UroGen Pharma Ltd. * 7,489 112,335
USANA Health Sciences, Inc. * 3,439 166,792
Utah Medical Products, Inc. 985 70,043
Utz Brands, Inc. 19,823 365,536
V2X, Inc. * 3,277 153,069
Vanda Pharmaceuticals, Inc. * 14,310 58,814
Varex Imaging Corp. * 11,001 199,118
Vaxcyte, Inc. * 29,840 2,038,370
Vaxxinity, Inc. Class A * 11,045 7,925
Vector Group Ltd. 40,563 444,570
Ventyx Biosciences, Inc. * 12,589 69,240
Vera Therapeutics, Inc. * 11,241 484,712
Veracyte, Inc. * 20,256 448,873
Vericel Corp. * 13,394 696,756
Verrica Pharmaceuticals, Inc. * 5,294 31,340
Verve Therapeutics, Inc. * 18,698 248,309
Viad Corp. * 5,741 226,712
Vicarious Surgical, Inc. * 18,531 5,587
Viemed Healthcare, Inc. * 10,708 100,976
Vigil Neuroscience, Inc. * 4,068 13,872
Viking Therapeutics, Inc. * 28,767 2,358,894
Village Super Market, Inc. Class A  2,310 66,089
Vir Biotechnology, Inc. * 25,042 253,675
Viridian Therapeutics, Inc. * 14,157 247,889
a Shares Value
Vita Coco Co., Inc. * 10,514 $ 256,857
Vital Farms, Inc. * 9,069 210,854
Vor BioPharma, Inc. * 10,063 23,849
Voyager Therapeutics, Inc. * 11,001 102,419
Waldencast PLC Class A * 9,286 60,359
WaVe Life Sciences Ltd. * 20,664 127,497
WD-40 Co. 3,848 974,737
Weis Markets, Inc. 4,536 292,118
Westrock Coffee Co. * 7,195 74,324
Willdan Group, Inc. * 3,216 93,232
WW International, Inc. * 15,006 27,761
X4 Pharmaceuticals, Inc. * 33,620 46,732
Xencor, Inc. * 16,912 374,263
Xeris Biopharma Holdings, Inc. * 37,515 82,908
XOMA Corp. * 1,671 40,188
Y-mAbs Therapeutics, Inc. * 9,957 161,901
Zentalis Pharmaceuticals, Inc. * 15,891 250,442
Zevia PBC Class A * 6,773 7,924
Zevra Therapeutics, Inc. * 9,296 53,917
Zimvie, Inc. * 6,970 114,935
ZipRecruiter, Inc. Class A * 20,165 231,696
Zura Bio Ltd. * (United Kingdom)  6,504 16,715
Zymeworks, Inc. * 15,868 166,931
Zynex, Inc. * 4,390 54,304
174,047,733
Energy - 7.0%
spacing
Alpha Metallurgical Resources, Inc. 3,217 1,065,374
Amplify Energy Corp. * 9,684 64,011
Arch Resources, Inc. 5,106 820,994
Archrock, Inc. 38,540 758,082
Aris Water Solutions, Inc. Class A  8,175 115,676
Array Technologies, Inc. * 43,436 647,631
Atlas Energy Solutions, Inc. 4,681 105,884
Berry Corp. 22,531 181,375
Borr Drilling Ltd. * (Mexico)  61,557 421,665
Bristow Group, Inc. * 6,213 168,994
California Resources Corp. 19,769 1,089,272
ChampionX Corp. 55,675 1,998,176
Chord Energy Corp. 11,860 2,113,926
Civitas Resources, Inc. 22,759 1,727,636
CNX Resources Corp. * 44,588 1,057,627
Comstock Resources, Inc. 27,337 253,687
CONSOL Energy, Inc. 8,704 729,047
Core Laboratories, Inc. 13,463 229,948
Crescent Energy Co. Class A  23,025 273,998
CVR Energy, Inc. 8,876 316,518
Delek U.S. Holdings, Inc. 18,606 571,948
Diamond Offshore Drilling, Inc. * 30,363 414,151
DMC Global, Inc. * 5,294 103,180
DNOW, Inc. * 29,980 455,696
Dril-Quip, Inc. * 9,669 217,843
Empire Petroleum Corp. * 2,766 14,134
Energy Vault Holdings, Inc. * 27,544 49,304
Eos Energy Enterprises, Inc. * 51,641 53,190
Equitrans Midstream Corp. 122,838 1,534,247
Evolution Petroleum Corp. 7,880 48,383
Excelerate Energy, Inc. Class A  5,325 85,306
Expro Group Holdings NV * 25,887 516,963
Fluence Energy, Inc. * 17,044 295,543
Forum Energy Technologies, Inc. * 2,275 45,454
FuelCell Energy, Inc. * 127,123 151,276
FutureFuel Corp. 7,097 57,131
Gevo, Inc. * 70,791 54,417

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Golar LNG Ltd. (Cameroon)  27,751 $ 667,689
Granite Ridge Resources, Inc. 8,763 56,959
Green Plains, Inc. * 10,265 237,327
Gulfport Energy Corp. * 3,023 484,043
Hallador Energy Co. * 6,693 35,674
Helix Energy Solutions Group, Inc. * 40,185 435,605
Helmerich & Payne, Inc. 27,483 1,155,935
HighPeak Energy, Inc. 2,892 45,607
Kinetik Holdings, Inc. 10,303 410,781
KLX Energy Services Holdings, Inc. * 3,095 23,955
Kodiak Gas Services, Inc. 4,160 113,734
Kosmos Energy Ltd. * (Ghana)  131,794 785,492
Liberty Energy, Inc. 46,099 955,171
Magnolia Oil & Gas Corp. Class A  49,644 1,288,262
Mammoth Energy Services, Inc. * 5,587 20,337
Matador Resources Co. 31,906 2,130,364
Maxeon Solar Technologies Ltd. * 7,282 24,249
Montauk Renewables, Inc. * 18,769 78,079
Murphy Oil Corp. 41,235 1,884,440
Nabors Industries Ltd. * 2,509 216,100
NACCO Industries, Inc. Class A  1,080 32,616
Newpark Resources, Inc. * 21,149 152,696
NextDecade Corp. * 21,645 122,944
Noble Corp. PLC 31,594 1,531,993
Northern Oil & Gas, Inc. 24,662 978,588
Oceaneering International, Inc. * 28,296 662,126
Oil States International, Inc. * 17,196 105,927
Par Pacific Holdings, Inc. * 15,806 585,770
Patterson-UTI Energy, Inc. 100,472 1,199,636
PBF Energy, Inc. Class A  31,020 1,785,821
Peabody Energy Corp. 31,727 769,697
Permian Resources Corp. 128,189 2,263,818
PrimeEnergy Resources Corp. * 75 7,519
ProFrac Holding Corp. Class A * 6,958 58,169
ProPetro Holding Corp. * 26,646 215,300
Ramaco Resources, Inc. Class A  6,187 104,189
Ramaco Resources, Inc. Class B  1,237 15,524
Ranger Energy Services, Inc. 4,423 49,936
REX American Resources Corp. * 4,690 275,350
Riley Exploration Permian, Inc. 2,219 73,227
Ring Energy, Inc. * 29,944 58,690
RPC, Inc. 23,681 183,291
SandRidge Energy, Inc. 5,917 86,211
SEACOR Marine Holdings, Inc. * 6,130 85,452
Seadrill Ltd. * (Norway)  13,306 669,292
Select Water Solutions, Inc. 22,204 204,943
Shoals Technologies Group, Inc. Class A * 47,492 530,961
SilverBow Resources, Inc. * 6,612 225,734
Sitio Royalties Corp. Class A  22,952 567,373
SM Energy Co. 32,710 1,630,593
Solaris Oilfield Infrastructure, Inc. Class A  8,990 77,943
Stem, Inc. * 37,641 82,434
SunCoke Energy, Inc. 23,315 262,760
Sunnova Energy International, Inc. * 31,164 191,035
SunPower Corp. * 23,028 69,084
Talos Energy, Inc. * 40,288 561,212
Tellurian, Inc. * 168,808 111,650
TETRA Technologies, Inc. * 34,967 154,904
Tidewater, Inc. * 12,952 1,191,584
TPI Composites, Inc. * 11,288 32,848
U.S. Silica Holdings, Inc. * 21,322 264,606
VAALCO Energy, Inc. 29,593 206,263
Valaris Ltd. * 16,791 1,263,691
Verde Clean Fuels, Inc. * 1,130 4,520
a Shares Value
Vertex Energy, Inc. * 18,034 $ 25,248
Vital Energy, Inc. * 6,520 342,561
Vitesse Energy, Inc. 6,623 157,164
W&T Offshore, Inc. 26,922 71,343
Warrior Met Coal, Inc. 14,688 891,562
Weatherford International PLC * 20,018 2,310,478
53,363,766
Financial - 20.1%
spacing
1st Source Corp. 4,959 259,951
Acadia Realty Trust REIT 28,652 487,371
ACNB Corp. 2,162 81,291
AFC Gamma, Inc. REIT 4,115 50,944
Alerus Financial Corp. 5,194 113,385
Alexander & Baldwin, Inc. REIT 21,005 345,952
Alexander's, Inc. REIT 658 142,878
Alpine Income Property Trust, Inc. REIT 3,888 59,409
AlTi Global, Inc. * 5,444 30,813
Amalgamated Financial Corp. 5,172 124,128
Ambac Financial Group, Inc. * 12,470 194,906
Amerant Bancorp, Inc. 7,762 180,777
American Assets Trust, Inc. REIT 13,629 298,611
American Coastal Insurance Corp.
Class C * 5,229 55,898
American Equity Investment Life Holding
Co. * 22,237 1,250,164
American National Bankshares, Inc. 3,203 152,975
American Realty Investors, Inc. * 308 5,519
Ameris Bancorp 17,990 870,356
AMERISAFE, Inc. 5,363 269,062
Ames National Corp. 3,072 61,993
Angel Oak Mortgage, Inc. REIT 3,681 39,534
Anywhere Real Estate, Inc. * 32,396 200,207
Apartment Investment & Management Co.
Class A REIT * 40,850 334,561
Apollo Commercial Real Estate Finance,
Inc. REIT 39,764 442,971
Apple Hospitality REIT, Inc. 61,203 1,002,505
Arbor Realty Trust, Inc. REIT 44,628 591,321
ARES Commercial Real Estate Corp. REIT 14,675 109,329
Armada Hoffler Properties, Inc. REIT 18,789 195,406
ARMOUR Residential REIT, Inc. 13,836 273,538
Arrow Financial Corp. 4,427 110,764
Artisan Partners Asset Management, Inc.
Class A  17,024 779,188
AssetMark Financial Holdings, Inc. * 6,006 212,672
Associated Banc-Corp. 44,464 956,421
Atlantic Union Bankshares Corp. 20,360 718,912
Atlanticus Holdings Corp. * 1,279 37,846
Axos Financial, Inc. * 15,222 822,597
B Riley Financial, Inc. 5,893 124,755
Banc of California, Inc. 39,566 601,799
BancFirst Corp. 6,447 567,529
Banco Latinoamericano de Comercio
Exterior SA (Panama)  8,119 240,485
Bancorp, Inc. * 14,708 492,130
Bank First Corp. 2,771 240,163
Bank of Hawaii Corp. 9,870 615,789
Bank of Marin Bancorp 4,931 82,693
Bank of NT Butterfield & Son Ltd.
(Bermuda)  13,855 443,221
Bank7 Corp. 1,325 37,365
BankUnited, Inc. 20,187 565,236
Bankwell Financial Group, Inc. 1,898 49,234

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Banner Corp. 9,125 $ 438,000
Bar Harbor Bankshares 5,177 137,087
BayCom Corp. 3,365 69,353
BCB Bancorp, Inc. 4,808 50,244
Berkshire Hills Bancorp, Inc. 11,394 261,150
BGC Group, Inc. Class A  102,628 797,420
Bit Digital, Inc. * (China)  26,832 77,008
Blackstone Mortgage Trust, Inc.
Class A REIT 48,937 974,336
Blue Foundry Bancorp * 7,307 68,394
Blue Ridge Bankshares, Inc. 4,942 13,294
Braemar Hotels & Resorts, Inc. REIT 18,208 36,416
Brandywine Realty Trust REIT 48,359 232,123
Bread Financial Holdings, Inc. 8,017 298,553
Bridgewater Bancshares, Inc. * 6,000 69,840
Brightsphere Investment Group, Inc. 9,622 219,766
BrightSpire Capital, Inc. REIT 37,583 258,947
Broadstone Net Lease, Inc. REIT 52,806 827,470
Brookfield Business Corp. Class A (Canada)  7,170 173,084
Brookline Bancorp, Inc. 23,849 237,536
BRP Group, Inc. Class A * 17,394 503,382
BRT Apartments Corp. REIT 3,643 61,202
Burke & Herbert Financial Services Corp. 1,672 93,682
Business First Bancshares, Inc. 6,834 152,262
Byline Bancorp, Inc. 7,694 167,114
C&F Financial Corp. 1,098 53,802
Cadence Bank 46,120 1,337,480
Cambridge Bancorp 2,257 153,837
Camden National Corp. 4,127 138,337
Cannae Holdings, Inc. * 19,101 424,806
Capital Bancorp, Inc. 2,234 46,534
Capital City Bank Group, Inc. 3,827 106,008
Capitol Federal Financial, Inc. 33,292 198,420
Capstar Financial Holdings, Inc. 5,885 118,288
CareTrust REIT, Inc. 33,779 823,194
Carter Bankshares, Inc. * 6,979 88,215
Cathay General Bancorp 18,802 711,280
CBL & Associates Properties, Inc. REIT 7,378 169,030
Centerspace REIT 4,087 233,531
Central Pacific Financial Corp. 6,796 134,221
Central Valley Community Bancorp 2,544 50,600
Chatham Lodging Trust REIT 13,379 135,262
Chemung Financial Corp. 1,216 51,656
Chicago Atlantic Real Estate Finance, Inc.
REIT 4,445 70,098
Chimera Investment Corp. REIT 62,960 290,246
ChoiceOne Financial Services, Inc. 1,666 45,565
Citizens & Northern Corp. 4,459 83,740
Citizens Financial Services, Inc. 1,059 52,103
City Holding Co. 4,031 420,111
City Office REIT, Inc. 12,675 66,037
Civista Bancshares, Inc. 4,343 66,795
Claros Mortgage Trust, Inc. REIT 26,755 261,129
Clipper Realty, Inc. REIT 4,893 23,633
CNB Financial Corp. 6,871 140,100
CNO Financial Group, Inc. 31,903 876,694
Coastal Financial Corp. * 2,915 113,306
Codorus Valley Bancorp, Inc. 2,326 52,940
Cohen & Steers, Inc. 7,576 582,519
Colony Bankcorp, Inc. 4,665 53,647
Columbia Financial, Inc. * 8,982 154,580
Community Bank System, Inc. 14,574 699,989
Community Healthcare Trust, Inc. REIT 7,678 203,851
Community Trust Bancorp, Inc. 4,793 204,421
a Shares Value
Compass Diversified Holdings 17,999 $ 433,236
Compass, Inc. Class A * 81,017 291,661
ConnectOne Bancorp, Inc. 10,790 210,405
Consumer Portfolio Services, Inc. * 2,941 22,234
COPT Defense Properties REIT 32,324 781,271
Crawford & Co. Class A  4,680 44,132
CrossFirst Bankshares, Inc. * 12,480 172,723
CTO Realty Growth, Inc. REIT 7,044 119,396
Cushman & Wakefield PLC * 43,347 453,410
Customers Bancorp, Inc. * 8,149 432,386
CVB Financial Corp. 37,903 676,190
Diamond Hill Investment Group, Inc. 908 139,986
DiamondRock Hospitality Co. REIT 60,475 581,165
Dime Community Bancshares, Inc. 9,431 181,641
Diversified Healthcare Trust REIT 62,519 153,797
Donegal Group, Inc. Class A  4,250 60,095
Douglas Elliman, Inc. 21,679 34,253
Douglas Emmett, Inc. REIT 24,867 344,905
Dynex Capital, Inc. REIT 15,804 196,760
Eagle Bancorp, Inc. 8,284 194,591
Easterly Government Properties, Inc. REIT 26,588 306,028
Eastern Bankshares, Inc. 44,201 609,090
eHealth, Inc. * 9,097 54,855
Ellington Financial, Inc. REIT 20,611 243,416
Elme Communities REIT 23,704 329,960
Empire State Realty Trust, Inc.
Class A REIT 37,332 378,173
Employers Holdings, Inc. 7,009 318,139
Enact Holdings, Inc. 8,878 276,816
Encore Capital Group, Inc. * 6,601 301,072
Enova International, Inc. * 7,940 498,870
Enstar Group Ltd. * 3,371 1,047,572
Enterprise Bancorp, Inc. 2,665 69,210
Enterprise Financial Services Corp. 10,768 436,750
Equity Bancshares, Inc. Class A  4,136 142,154
Equity Commonwealth REIT * 29,261 552,448
Esquire Financial Holdings, Inc. 1,920 91,142
ESSA Bancorp, Inc. 1,983 36,150
Essent Group Ltd. 29,557 1,758,937
Essential Properties Realty Trust, Inc. REIT 44,430 1,184,504
Evans Bancorp, Inc. 1,994 59,541
eXp World Holdings, Inc. 20,097 207,602
F&G Annuities & Life, Inc. 4,833 195,978
Farmers & Merchants Bancorp, Inc. 3,857 85,973
Farmers National Banc Corp. 10,159 135,724
Farmland Partners, Inc. REIT 12,257 136,053
FB Financial Corp. 10,453 393,660
Federal Agricultural Mortgage Corp. Class C  2,652 522,126
Fidelis Insurance Holdings Ltd. (Bermuda)  17,121 333,517
Fidelity D&D Bancorp, Inc. 1,200 58,116
Finance Of America Cos., Inc. Class A * 13,751 10,108
Financial Institutions, Inc. 4,452 83,787
First BanCorp 46,537 816,259
First Bancorp, Inc. 3,350 82,544
First Bancshares, Inc. 8,894 230,799
First Bank 6,781 93,171
First Busey Corp. 15,602 375,228
First Business Financial Services, Inc. 2,084 78,150
First Commonwealth Financial Corp. 26,911 374,601
First Community Bankshares, Inc. 4,815 166,743
First Community Corp. 1,369 23,862
First Financial Bancorp 25,021 560,971
First Financial Bankshares, Inc. 36,867 1,209,606
First Financial Corp. 3,820 146,421

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
First Foundation, Inc. 13,901 $ 104,953
First Interstate BancSystem, Inc. Class A  23,964 652,060
First Merchants Corp. 17,789 620,836
First Mid Bancshares, Inc. 6,510 212,747
First of Long Island Corp. 6,844 75,900
First Western Financial, Inc. * 2,110 30,764
FirstCash Holdings, Inc. 10,320 372,758
Five Star Bancorp 3,543 79,717
Flushing Financial Corp. 8,348 105,268
Forge Global Holdings, Inc. * 30,558 58,977
Four Corners Property Trust, Inc. REIT 25,916 634,165
Franklin BSP Realty Trust, Inc. REIT 24,192 323,205
FRP Holdings, Inc. * 1,863 114,388
FS Bancorp, Inc. 1,884 65,394
FTAI Aviation Ltd. 27,946 1,880,766
FTAI Infrastructure, Inc. 25,931 162,847
Fulton Financial Corp. 44,113 700,956
FVCBankcorp, Inc. * 3,783 46,077
GCM Grosvenor, Inc. Class A  11,898 114,935
Genworth Financial, Inc. Class A * 124,631 801,377
German American Bancorp, Inc. 8,108 280,861
Getty Realty Corp. REIT 12,986 355,167
Glacier Bancorp, Inc. 31,556 1,271,076
Gladstone Commercial Corp. REIT 10,875 150,510
Gladstone Land Corp. REIT 9,528 127,104
Global Medical REIT, Inc. 16,489 144,279
Global Net Lease, Inc. REIT 58,397 453,745
GoHealth, Inc. Class A * 1,146 12,044
Goosehead Insurance, Inc. Class A * 6,217 414,177
Granite Point Mortgage Trust, Inc. REIT 15,191 72,461
Great Southern Bancorp, Inc. 2,880 157,882
Greene County Bancorp, Inc. 1,884 54,240
Greenlight Capital Re Ltd. Class A * 7,649 95,383
Guaranty Bancshares, Inc. 2,295 69,676
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  4,806 66,948
Hamilton Lane, Inc. Class A  10,240 1,154,662
Hancock Whitney Corp. 24,721 1,138,155
Hanmi Financial Corp. 8,694 138,408
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. REIT 31,258 887,727
HarborOne Bancorp, Inc. 12,421 132,408
HBT Financial, Inc. 3,469 66,050
HCI Group, Inc. 2,039 236,687
Heartland Financial USA, Inc. 12,517 439,973
Heritage Commerce Corp. 18,831 161,570
Heritage Financial Corp. 9,657 187,249
Hilltop Holdings, Inc. 13,196 413,299
Hingham Institution For Savings 444 77,460
Hippo Holdings, Inc. * 2,639 48,215
Home Bancorp, Inc. 2,196 84,129
Home BancShares, Inc. 54,229 1,332,407
HomeStreet, Inc. 5,805 87,365
HomeTrust Bancshares, Inc. 4,310 117,835
Hope Bancorp, Inc. 30,631 352,563
Horace Mann Educators Corp. 10,803 399,603
Horizon Bancorp, Inc. 12,328 158,168
Hudson Pacific Properties, Inc. REIT 37,397 241,211
Independence Realty Trust, Inc. REIT 63,987 1,032,110
Independent Bank Corp. 11,652 606,137
Independent Bank Corp. MI 5,774 146,371
Independent Bank Group, Inc. 10,306 470,469
Innovative Industrial Properties, Inc. REIT 7,845 812,271
International Bancshares Corp. 15,486 869,384
a Shares Value
International Money Express, Inc. * 9,325 $ 212,890
InvenTrust Properties Corp. REIT 19,141 492,115
Invesco Mortgage Capital, Inc. REIT 13,647 132,103
Investors Title Co. 373 60,870
Jackson Financial, Inc. Class A  21,347 1,411,891
James River Group Holdings Ltd. 11,376 105,797
JBG SMITH Properties REIT 26,835 430,702
John Marshall Bancorp, Inc. 3,207 57,469
Kearny Financial Corp. 17,328 111,592
Kennedy-Wilson Holdings, Inc. 35,397 303,706
Kingsway Financial Services, Inc. *
(Canada)  3,503 29,215
Kite Realty Group Trust REIT 61,481 1,332,908
KKR Real Estate Finance Trust, Inc. REIT 16,216 163,133
Ladder Capital Corp. REIT 33,379 371,508
Lakeland Bancorp, Inc. 19,306 233,603
Lakeland Financial Corp. 6,547 434,197
LCNB Corp. 3,120 49,733
Legacy Housing Corp. * 2,286 49,195
Lemonade, Inc. * 14,107 231,496
LendingClub Corp. * 31,394 275,953
LendingTree, Inc. * 3,022 127,951
Live Oak Bancshares, Inc. 9,447 392,145
LTC Properties, Inc. REIT 11,516 374,385
LXP Industrial Trust REIT 82,540 744,511
Macatawa Bank Corp. 7,514 73,562
Macerich Co. REIT 61,148 1,053,580
Maiden Holdings Ltd. * 26,244 59,049
MainStreet Bancshares, Inc. 1,894 34,395
Marcus & Millichap, Inc. 6,992 238,917
Maui Land & Pineapple Co., Inc. * 1,508 32,663
MBIA, Inc. * 12,241 82,749
McGrath RentCorp 6,964 859,149
Mercantile Bank Corp. 5,019 193,181
Merchants Bancorp 4,714 203,551
Mercury General Corp. 7,914 408,362
Metrocity Bankshares, Inc. 5,458 136,232
Metropolitan Bank Holding Corp. * 2,959 113,921
MFA Financial, Inc. REIT 29,111 332,157
Mid Penn Bancorp, Inc. 4,078 81,601
Middlefield Banc Corp. 1,846 44,082
Midland States Bancorp, Inc. 6,065 152,413
MidWestOne Financial Group, Inc. 4,126 96,713
Moelis & Co. Class A  17,370 986,095
Mr Cooper Group, Inc. * 18,059 1,407,699
MVB Financial Corp. 3,422 76,345
National Bank Holdings Corp. Class A  8,360 301,545
National Bankshares, Inc. 2,020 67,488
National Health Investors, Inc. REIT 11,831 743,342
National Western Life Group, Inc. Class A  662 325,678
Navient Corp. 23,999 417,583
NBT Bancorp, Inc. 11,397 418,042
Nelnet, Inc. Class A  3,690 349,258
NerdWallet, Inc. Class A * 9,453 138,959
NETSTREIT Corp. REIT 20,219 371,423
New York Mortgage Trust, Inc. REIT 25,592 184,262
Newmark Group, Inc. Class A  40,136 445,108
NewtekOne, Inc. 6,627 72,897
NexPoint Diversified Real Estate Trust REIT 9,641 63,631
Nexpoint Real Estate Finance, Inc. REIT 3,070 44,085
NexPoint Residential Trust, Inc. REIT 5,984 192,625
NI Holdings, Inc. * 2,437 36,921
Nicolet Bankshares, Inc. 3,806 327,278
NMI Holdings, Inc. Class A * 22,353 722,896

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Northeast Bank 1,878 $ 103,929
Northeast Community Bancorp, Inc. 3,646 57,352
Northfield Bancorp, Inc. 10,985 106,774
Northrim BanCorp, Inc. 1,526 77,078
Northwest Bancshares, Inc. 32,717 381,153
Norwood Financial Corp. 2,376 64,651
Oak Valley Bancorp 2,000 49,560
OceanFirst Financial Corp. 17,076 280,217
Ocwen Financial Corp. * 1,643 44,377
Office Properties Income Trust REIT 13,833 28,219
OFG Bancorp 12,930 475,953
Old National Bancorp 83,409 1,452,151
Old Second Bancorp, Inc. 12,206 168,931
One Liberty Properties, Inc. REIT 4,590 103,688
OppFi, Inc. * 2,693 6,732
Orange County Bancorp, Inc. 1,670 76,820
Orchid Island Capital, Inc. REIT 15,379 137,334
Origin Bancorp, Inc. 8,543 266,883
Orion Office REIT, Inc. 15,190 53,317
Orrstown Financial Services, Inc. 3,134 83,897
Outfront Media, Inc. REIT 41,880 703,165
P10, Inc. Class A  10,152 85,480
Pacific Premier Bancorp, Inc. 24,843 596,232
Pagseguro Digital Ltd. Class A * (Brazil)  56,974 813,589
Palomar Holdings, Inc. * 6,744 565,350
Paramount Group, Inc. REIT 53,098 249,030
Park National Corp. 4,031 547,611
Parke Bancorp, Inc. 3,261 56,171
Pathward Financial, Inc. 7,174 362,144
Patria Investments Ltd. Class A (Cayman)  15,262 226,488
Paysign, Inc. * 6,943 25,411
PCB Bancorp 3,596 58,723
Peakstone Realty Trust REIT 9,859 159,026
Peapack-Gladstone Financial Corp. 4,693 114,181
Pebblebrook Hotel Trust REIT 35,115 541,122
Penns Woods Bancorp, Inc. 1,539 29,872
PennyMac Financial Services, Inc. 7,112 647,832
PennyMac Mortgage Investment Trust REIT 24,429 358,618
Peoples Bancorp, Inc. 10,552 312,445
Peoples Financial Services Corp. 1,981 85,401
Perella Weinberg Partners 11,170 157,832
Phillips Edison & Co., Inc. REIT 33,957 1,218,038
Piedmont Office Realty Trust, Inc.
Class A REIT 36,234 254,725
Pioneer Bancorp, Inc. * 3,302 32,393
Piper Sandler Cos. 4,915 975,578
PJT Partners, Inc. Class A  6,422 605,338
Plumas Bancorp 1,631 60,004
Plymouth Industrial REIT, Inc. 12,729 286,402
Ponce Financial Group, Inc. * 5,820 51,798
Postal Realty Trust, Inc. Class A REIT 5,903 84,531
PotlatchDeltic Corp. REIT 22,590 1,062,182
PRA Group, Inc. * 11,170 291,314
Preferred Bank 2,529 194,151
Premier Financial Corp. 11,135 226,040
Primis Financial Corp. 5,125 62,371
Princeton Bancorp, Inc. 1,826 56,204
ProAssurance Corp. 13,737 176,658
Provident Financial Services, Inc. 20,914 304,717
QCR Holdings, Inc. 4,660 283,048
Radian Group, Inc. 42,076 1,408,284
RBB Bancorp 4,998 90,014
RE/MAX Holdings, Inc. Class A  4,707 41,280
Ready Capital Corp. REIT 46,649 425,905
a Shares Value
Red River Bancshares, Inc. 1,555 $ 77,423
Redfin Corp. * 32,220 214,263
Redwood Trust, Inc. REIT 38,057 242,423
Regional Management Corp. 2,179 52,754
Renasant Corp. 14,687 459,997
Republic Bancorp, Inc. Class A  2,481 126,531
Retail Opportunity Investments Corp. REIT 35,199 451,251
RLJ Lodging Trust REIT 42,621 503,780
RMR Group, Inc. Class A  4,505 108,120
Ryman Hospitality Properties, Inc. REIT 16,425 1,898,894
S&T Bancorp, Inc. 10,245 328,660
Sabra Health Care REIT, Inc. 65,218 963,270
Safehold, Inc. REIT 14,871 306,343
Safety Insurance Group, Inc. 3,743 307,637
Sandy Spring Bancorp, Inc. 13,212 306,254
Saul Centers, Inc. REIT 3,263 125,593
Seacoast Banking Corp. of Florida 21,628 549,135
Security National Financial Corp. Class A * 2,026 16,026
Selective Insurance Group, Inc. 17,147 1,871,938
Selectquote, Inc. * 38,528 77,056
Service Properties Trust REIT 44,592 302,334
ServisFirst Bancshares, Inc. 14,513 963,083
Shore Bancshares, Inc. 8,183 94,104
Sierra Bancorp 4,016 81,123
Silvercrest Asset Management Group, Inc.
Class A  2,703 42,734
Simmons First National Corp. Class A  32,914 640,506
SiriusPoint Ltd. * (Bermuda)  19,521 248,112
SITE Centers Corp. REIT 53,810 788,316
Skyward Specialty Insurance Group, Inc. * 8,319 311,214
SL Green Realty Corp. REIT 17,607 970,674
SmartFinancial, Inc. 5,592 117,823
South Plains Financial, Inc. 3,775 101,019
Southern First Bancshares, Inc. * 2,115 67,172
Southern Missouri Bancorp, Inc. 2,955 129,163
Southern States Bancshares, Inc. 2,252 58,372
Southside Bancshares, Inc. 8,002 233,898
SouthState Corp. 21,672 1,842,770
St. Joe Co. 9,851 571,062
Star Holdings * 3,395 43,863
Stellar Bancorp, Inc. 13,569 330,541
StepStone Group, Inc. Class A  15,602 557,615
Sterling Bancorp, Inc. * 5,290 27,296
Stewart Information Services Corp. 7,083 460,820
Stock Yards Bancorp, Inc. 7,636 373,477
StoneX Group, Inc. * 7,687 540,089
Stratus Properties, Inc. * 1,416 32,327
Summit Financial Group, Inc. 3,094 84,033
Summit Hotel Properties, Inc. REIT 29,249 190,411
Sunstone Hotel Investors, Inc. REIT 58,183 648,159
SWK Holdings Corp. * 1,531 26,670
Tanger, Inc. REIT 29,359 866,971
Terreno Realty Corp. REIT 23,717 1,574,809
Texas Capital Bancshares, Inc. * 13,546 833,756
Third Coast Bancshares, Inc. * 3,504 70,150
Timberland Bancorp, Inc. 2,149 57,851
Tiptree, Inc. 6,469 111,784
Tompkins Financial Corp. 3,821 192,158
Towne Bank 20,340 570,740
TPG RE Finance Trust, Inc. REIT 19,270 148,764
Transcontinental Realty Investors, Inc.
REIT * 349 13,140
TriCo Bancshares 8,851 325,540
Triumph Financial, Inc. * 6,330 502,096

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Trupanion, Inc. * 11,034 $ 304,649
TrustCo Bank Corp. 5,333 150,177
Trustmark Corp. 16,544 465,052
Two Harbors Investment Corp. REIT 28,757 380,743
UMB Financial Corp. 12,538 1,090,681
UMH Properties, Inc. REIT 17,045 276,811
United Bankshares, Inc. 37,280 1,334,251
United Community Banks, Inc. 30,985 815,525
United Fire Group, Inc. 5,938 129,270
Uniti Group, Inc. REIT 70,100 413,590
Unity Bancorp, Inc. 2,261 62,404
Universal Health Realty Income Trust REIT 3,892 142,875
Universal Insurance Holdings, Inc. 6,721 136,571
Univest Financial Corp. 8,985 187,068
Upstart Holdings, Inc. * 21,060 566,303
Urban Edge Properties REIT 32,277 557,424
USCB Financial Holdings, Inc. 2,558 29,161
Valley National Bancorp 121,812 969,624
Velocity Financial, Inc. * 2,465 44,370
Veris Residential, Inc. REIT 22,999 349,815
Veritex Holdings, Inc. 13,677 280,242
Victory Capital Holdings, Inc. Class A  7,811 331,421
Virginia National Bankshares Corp. 1,504 45,270
Virtus Investment Partners, Inc. 1,950 483,561
WaFd, Inc. 19,267 559,321
Walker & Dunlop, Inc. 9,224 932,177
Washington Trust Bancorp, Inc. 5,155 138,566
Waterstone Financial, Inc. 5,473 66,606
WesBanco, Inc. 17,166 511,718
West BanCorp, Inc. 4,871 86,850
Westamerica BanCorp 6,938 339,129
Whitestone REIT 14,457 181,435
WisdomTree, Inc. 37,968 348,926
World Acceptance Corp. * 1,113 161,363
WSFS Financial Corp. 16,763 756,682
Xenia Hotels & Resorts, Inc. REIT 29,154 437,602
152,919,153
Industrial - 15.4%
spacing
374Water, Inc. * 14,856 18,719
908 Devices, Inc. * 6,002 45,315
AAON, Inc. 18,920 1,666,852
AAR Corp. * 9,535 570,860
Advanced Energy Industries, Inc. 10,499 1,070,688
AeroVironment, Inc. * 7,595 1,164,162
AerSale Corp. * 10,117 72,640
Air Transport Services Group, Inc. * 15,345 211,147
Akoustis Technologies, Inc. * 18,777 11,099
Alamo Group, Inc. 2,847 650,056
Albany International Corp. Class A  8,691 812,695
Allient, Inc. 3,446 122,953
American Woodmark Corp. * 4,467 454,115
AMMO, Inc. * 24,273 66,751
Amprius Technologies, Inc. * 1,179 3,124
Apogee Enterprises, Inc. 6,507 385,214
Applied Industrial Technologies, Inc. 10,890 2,151,320
ArcBest Corp. 6,630 944,775
Archer Aviation, Inc. Class A * 42,174 194,844
Arcosa, Inc. 13,468 1,156,363
Ardmore Shipping Corp. (Ireland)  11,976 196,646
Argan, Inc. 3,677 185,836
Aspen Aerogels, Inc. * 15,137 266,411
Astec Industries, Inc. 6,653 290,803
Astronics Corp. * 8,256 157,194
a Shares Value
Atkore, Inc. 10,449 $ 1,989,072
Atmus Filtration Technologies, Inc. * 23,383 754,102
AZZ, Inc. 7,066 546,272
Babcock & Wilcox Enterprises, Inc. * 15,816 17,872
Badger Meter, Inc. 8,228 1,331,373
Barnes Group, Inc. 14,142 525,375
Bel Fuse, Inc. Class B  3,125 188,469
Belden, Inc. 11,735 1,086,778
Benchmark Electronics, Inc. 9,797 294,008
Blink Charging Co. * 13,647 41,077
Bloom Energy Corp. Class A * 53,960 606,510
Boise Cascade Co. 11,090 1,700,873
Bowman Consulting Group Ltd. * 2,909 101,204
Cactus, Inc. Class A  18,300 916,647
Cadre Holdings, Inc. 5,179 187,480
Casella Waste Systems, Inc. Class A * 15,901 1,572,132
CECO Environmental Corp. * 8,499 195,647
Chart Industries, Inc. * 12,090 1,991,465
Clearwater Paper Corp. * 4,741 207,324
Columbus McKinnon Corp. 7,745 345,659
Comfort Systems USA, Inc. 9,929 3,154,543
Comtech Telecommunications Corp. * 7,330 25,142
Concrete Pumping Holdings, Inc. * 7,352 58,081
Construction Partners, Inc. Class A * 11,980 672,677
Core Molding Technologies, Inc. * 2,036 38,542
Costamare, Inc. (Monaco)  12,361 140,297
Covenant Logistics Group, Inc. 2,358 109,317
CryoPort, Inc. * 12,136 214,807
CSW Industrials, Inc. 4,350 1,020,510
CTS Corp. 8,511 398,230
Daseke, Inc. * 14,065 116,740
DHT Holdings, Inc. 39,175 450,513
Dorian LPG Ltd. 10,021 385,408
Ducommun, Inc. * 3,739 191,811
DXP Enterprises, Inc. * 3,517 188,968
Dycom Industries, Inc. * 8,018 1,150,824
Eagle Bulk Shipping, Inc. 2,620 163,671
Eastman Kodak Co. * 16,400 81,180
Encore Wire Corp. 4,240 1,114,187
Energizer Holdings, Inc. 20,590 606,170
Energy Recovery, Inc. * 16,412 259,146
Enerpac Tool Group Corp. 15,557 554,763
EnerSys 11,394 1,076,277
Enovix Corp. * 39,873 319,383
Enpro, Inc. 5,827 983,423
Enviri Corp. * 22,315 204,182
ESCO Technologies, Inc. 7,100 760,055
ESS Tech, Inc. * 27,490 19,884
Eve Holding, Inc. * 4,758 25,693
Evolv Technologies Holdings, Inc. * 30,217 134,466
Exponent, Inc. 14,197 1,173,950
Fabrinet * (Thailand)  10,332 1,952,955
FARO Technologies, Inc. * 5,625 120,994
Federal Signal Corp. 16,861 1,430,993
FLEX LNG Ltd. (Norway)  8,461 215,163
Fluor Corp. * 40,100 1,695,428
Forward Air Corp. 7,161 222,779
Franklin Electric Co., Inc. 12,979 1,386,287
Frontdoor, Inc. * 23,087 752,174
GATX Corp. 9,977 1,337,217
Genco Shipping & Trading Ltd. 12,237 248,778
Gencor Industries, Inc. * 3,054 50,971
Gibraltar Industries, Inc. * 8,481 682,975
Golden Ocean Group Ltd. (Norway)  34,268 444,113

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
GoPro, Inc. Class A * 36,282 $ 80,909
Gorman-Rupp Co. 6,553 259,171
GrafTech International Ltd. 54,729 75,526
Granite Construction, Inc. 12,675 724,123
Great Lakes Dredge & Dock Corp. * 18,291 160,046
Greenbrier Cos., Inc. 8,471 441,339
Greif, Inc. Class A  7,135 492,672
Greif, Inc. Class B  1,362 94,686
Griffon Corp. 10,972 804,686
Heartland Express, Inc. 13,130 156,772
Helios Technologies, Inc. 9,633 430,499
Hillenbrand, Inc. 19,582 984,779
Hillman Solutions Corp. * 54,838 583,476
Himalaya Shipping Ltd. * (Bermuda)  6,691 51,588
Hub Group, Inc. Class A  17,549 758,468
Hyster-Yale Materials Handling, Inc. 3,146 201,879
Ichor Holdings Ltd. * 8,113 313,324
IES Holdings, Inc. * 2,414 293,639
INNOVATE Corp. * 11,555 8,097
Insteel Industries, Inc. 5,299 202,528
International Seaways, Inc. 11,532 613,502
Intevac, Inc. * 4,951 19,012
Iteris, Inc. * 9,159 45,245
Itron, Inc. * 12,831 1,187,124
Janus International Group, Inc. * 24,337 368,219
JELD-WEN Holding, Inc. * 23,925 507,928
Joby Aviation, Inc. * 80,426 431,083
John Bean Technologies Corp. 8,921 935,724
Kadant, Inc. 3,302 1,083,386
Kaman Corp. 7,854 360,263
Karat Packaging, Inc. 2,095 59,938
Kennametal, Inc. 22,539 562,123
Kimball Electronics, Inc. * 7,146 154,711
Knife River Corp. * 15,774 1,278,956
Knowles Corp. * 25,103 404,158
Kratos Defense & Security Solutions, Inc. * 40,140 737,773
LanzaTech Global, Inc. * 5,941 18,387
Latham Group, Inc. * 12,303 48,720
Leonardo DRS, Inc. * 18,991 419,511
Li-Cycle Holdings Corp. * (Canada)  35,781 36,854
Limbach Holdings, Inc. * 2,839 117,591
Lindsay Corp. 3,004 353,451
LSB Industries, Inc. * 14,287 125,440
LSI Industries, Inc. 7,491 113,264
Luxfer Holdings PLC (United Kingdom)  6,738 69,873
Manitowoc Co., Inc. * 9,869 139,548
Marten Transport Ltd. 15,949 294,738
Masonite International Corp. * 6,156 809,206
Masterbrand, Inc. * 35,760 670,142
Materion Corp. 5,857 771,660
Matson, Inc. 9,789 1,100,284
Mayville Engineering Co., Inc. * 2,789 39,966
Mesa Laboratories, Inc. 1,427 156,585
Metallus, Inc. * 11,825 263,106
MicroVision, Inc. * 57,622 106,025
Mirion Technologies, Inc. * 55,757 633,957
Mistras Group, Inc. * 4,998 47,781
Modine Manufacturing Co. * 14,653 1,394,819
Montrose Environmental Group, Inc. * 8,249 323,113
Moog, Inc. Class A  8,108 1,294,442
Mueller Industries, Inc. 31,667 1,707,801
Mueller Water Products, Inc. Class A  44,281 712,481
Myers Industries, Inc. 9,896 229,290
MYR Group, Inc. * 4,680 827,190
a Shares Value
Napco Security Technologies, Inc. 9,556 $ 383,769
National Presto Industries, Inc. 1,361 114,052
NEXTracker, Inc. Class A * 35,345 1,988,863
NL Industries, Inc. 2,103 15,415
nLight, Inc. * 12,119 157,547
Nordic American Tankers Ltd. 58,098 227,744
Northwest Pipe Co. * 2,663 92,353
Novanta, Inc. * 10,061 1,758,361
NuScale Power Corp. * 14,548 77,250
NV5 Global, Inc. * 3,819 374,300
NVE Corp. 1,310 118,136
O-I Glass, Inc. * 44,784 742,967
Olympic Steel, Inc. 2,848 201,866
Omega Flex, Inc. 916 64,972
OSI Systems, Inc. * 4,576 653,544
Overseas Shipholding Group, Inc. Class A  17,399 111,354
Pactiv Evergreen, Inc. 12,082 173,014
PAM Transportation Services, Inc. * 2,014 32,647
Pangaea Logistics Solutions Ltd. 8,909 62,096
Park Aerospace Corp. 5,378 89,436
Park-Ohio Holdings Corp. 2,044 54,534
Plexus Corp. * 7,654 725,752
Powell Industries, Inc. 2,596 369,411
Primoris Services Corp. 15,224 648,086
Proto Labs, Inc. * 7,031 251,358
Pure Cycle Corp. * 5,726 54,397
PureCycle Technologies, Inc. * 31,807 197,840
Radiant Logistics, Inc. * 11,157 60,471
Ranpak Holdings Corp. * 12,405 97,627
Redwire Corp. * 1,119 4,912
Rocket Lab USA, Inc. * 80,861 332,339
RXO, Inc. * 32,366 707,844
Ryerson Holding Corp. 7,683 257,381
Safe Bulkers, Inc. (Greece)  19,536 96,899
Sanmina Corp. * 15,478 962,422
Scorpio Tankers, Inc. (Monaco)  13,268 949,325
SFL Corp. Ltd. (Norway)  31,858 419,888
Sight Sciences, Inc. * 6,414 33,866
Simpson Manufacturing Co., Inc. 11,990 2,460,108
SKYX Platforms Corp. * 23,943 31,365
SmartRent, Inc. * 49,215 131,896
Smith & Wesson Brands, Inc. 12,689 220,281
Southland Holdings, Inc. * 2,263 11,654
SPX Technologies, Inc. * 12,295 1,513,883
Standex International Corp. 3,352 610,801
Sterling Infrastructure, Inc. * 8,525 940,393
Stoneridge, Inc. * 7,159 132,012
Sturm Ruger & Co., Inc. 4,755 219,443
Summit Materials, Inc. Class A * 33,502 1,493,184
Teekay Corp. * (Bermuda)  16,858 122,726
Teekay Tankers Ltd. Class A (Canada)  6,643 388,018
Tennant Co. 5,298 644,290
Terex Corp. 18,631 1,199,836
Thermon Group Holdings, Inc. * 9,371 306,619
Transphorm, Inc. * 10,170 49,935
Tredegar Corp. 7,911 51,580
TriMas Corp. 11,162 298,360
Trinity Industries, Inc. 23,626 657,984
Triumph Group, Inc. * 17,961 270,133
TTM Technologies, Inc. * 28,164 440,767
Turtle Beach Corp. * 4,263 73,494
Tutor Perini Corp. * 11,377 164,511
UFP Industries, Inc. 16,773 2,063,247
Universal Logistics Holdings, Inc. 1,745 64,338

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Vicor Corp. * 6,531 $ 249,745
Vishay Intertechnology, Inc. 35,689 809,427
Watts Water Technologies, Inc. Class A  7,704 1,637,485
Werner Enterprises, Inc. 17,746 694,224
Willis Lease Finance Corp. * 961 47,685
World Kinect Corp. 16,885 446,608
Worthington Enterprises, Inc. 8,599 535,116
Xometry, Inc. Class A * 9,527 160,911
Zurn Elkay Water Solutions Corp. 41,432 1,386,729
116,688,991
Technology - 12.6%
spacing
3D Systems Corp. * 37,271 165,483
8x8, Inc. * 31,623 85,382
ACI Worldwide, Inc. * 30,489 1,012,540
ACM Research, Inc. Class A * 13,302 387,620
ACV Auctions, Inc. Class A * 35,436 665,134
Adeia, Inc. 30,770 336,008
Aehr Test Systems * 7,741 95,988
Agilysys, Inc. * 5,835 491,657
Alignment Healthcare, Inc. * 24,175 119,908
Alkami Technology, Inc. * 11,777 289,361
Alpha & Omega Semiconductor Ltd. * 6,141 135,348
Altair Engineering, Inc. Class A * 15,505 1,335,756
Ambarella, Inc. * 10,711 543,797
American Software, Inc. Class A  9,770 111,866
Amkor Technology, Inc. 31,497 1,015,463
Amplitude, Inc. Class A * 20,499 223,029
Appfolio, Inc. Class A * 5,373 1,325,734
Appian Corp. Class A * 11,636 464,858
Asana, Inc. Class A * 23,703 367,159
ASGN, Inc. * 13,069 1,369,108
Asure Software, Inc. * 7,325 56,988
Atomera, Inc. * 6,243 38,457
AvePoint, Inc. * 41,029 324,950
AvidXchange Holdings, Inc. * 42,461 558,362
Axcelis Technologies, Inc. * 9,103 1,015,167
Bandwidth, Inc. Class A * 6,640 121,246
BigBear.ai Holdings, Inc. * 17,109 35,073
BigCommerce Holdings, Inc. * 19,002 130,924
Blackbaud, Inc. * 12,170 902,284
Blackline, Inc. * 16,094 1,039,351
Box, Inc. Class A * 39,688 1,123,964
Braze, Inc. Class A * 15,059 667,114
Brightcove, Inc. * 12,051 23,379
C3.ai, Inc. Class A * 23,363 632,436
Cantaloupe, Inc. * 16,603 106,757
Cerence, Inc. * 11,241 177,046
CEVA, Inc. * 6,475 147,047
Clear Secure, Inc. Class A  24,189 514,500
Climb Global Solutions, Inc. 1,242 88,033
Cohu, Inc. * 13,012 433,690
CommVault Systems, Inc. * 12,319 1,249,516
Conduent, Inc. * 47,287 159,830
Consensus Cloud Solutions, Inc. * 5,162 81,869
CoreCard Corp. * 1,548 17,105
Corsair Gaming, Inc. * 11,095 136,912
Cricut, Inc. Class A  12,157 57,867
CS Disco, Inc. * 7,156 58,178
CSG Systems International, Inc. 8,542 440,255
CXApp, Inc. * 471 1,154
Daily Journal Corp. * 344 124,394
Definitive Healthcare Corp. * 12,369 99,818
Desktop Metal, Inc. Class A * 77,111 67,858
a Shares Value
Digi International, Inc. * 9,707 $ 309,944
Digimarc Corp. * 3,820 103,828
Digital Turbine, Inc. * 25,755 67,478
DigitalOcean Holdings, Inc. * 17,320 661,278
Diodes, Inc. * 12,663 892,741
Domo, Inc. Class B * 8,752 78,068
Donnelley Financial Solutions, Inc. * 6,863 425,575
Duolingo, Inc. * 8,333 1,838,093
E2open Parent Holdings, Inc. * 46,185 205,061
eGain Corp. * 5,873 37,881
Enfusion, Inc. Class A * 10,067 93,120
Envestnet, Inc. * 13,548 784,565
Everbridge, Inc. * 11,890 414,129
EverCommerce, Inc. * 6,233 58,715
Evolent Health, Inc. Class A * 31,589 1,035,803
ExlService Holdings, Inc. * 45,350 1,442,130
Expensify, Inc. Class A * 15,132 27,843
Fastly, Inc. Class A * 34,791 451,239
FormFactor, Inc. * 21,472 979,767
Freshworks, Inc. Class A * 46,436 845,600
Grid Dynamics Holdings, Inc. * 16,761 205,993
Health Catalyst, Inc. * 15,442 116,278
HireRight Holdings Corp. * 3,348 47,776
IBEX Holdings Ltd. * 2,665 41,121
Immersion Corp. 8,513 63,677
Impinj, Inc. * 6,677 857,394
Innodata, Inc. * 8,739 57,677
Insight Enterprises, Inc. * 7,888 1,463,382
Inspired Entertainment, Inc. * 5,923 58,401
Instructure Holdings, Inc. * 5,805 124,111
Intapp, Inc. * 11,207 384,400
Integral Ad Science Holding Corp. * 18,862 188,054
inTEST Corp. * 2,510 33,257
IonQ, Inc. * 46,171 461,248
Jamf Holding Corp. * 20,727 380,340
Kaltura, Inc. * 31,157 42,062
Kulicke & Soffa Industries, Inc. (Singapore)  15,535 781,566
LivePerson, Inc. * 20,599 20,545
MACOM Technology Solutions Holdings,
Inc. * 15,451 1,477,734
Matterport, Inc. * 68,396 154,575
Maximus, Inc. 17,234 1,445,933
MaxLinear, Inc. * 22,128 413,130
MeridianLink, Inc. * 7,008 131,050
MicroStrategy, Inc. Class A * 4,175 7,116,538
Mitek Systems, Inc. * 12,097 170,568
Model N, Inc. * 10,766 306,508
Multiplan Corp. * 106,862 86,686
N-Able, Inc. * 20,463 267,451
Navitas Semiconductor Corp. * 29,529 140,853
NetScout Systems, Inc. * 19,629 428,697
NextNav, Inc. * 17,438 114,742
Olo, Inc. Class A * 27,897 153,155
ON24, Inc. 9,033 64,496
OneSpan, Inc. * 10,665 124,034
Onto Innovation, Inc. * 13,735 2,487,134
Outbrain, Inc. * 11,464 45,283
Outset Medical, Inc. * 13,435 29,826
PagerDuty, Inc. * 25,266 573,033
PAR Technology Corp. * 7,717 350,043
Parsons Corp. * 11,705 970,930
PDF Solutions, Inc. * 8,984 302,491
Photronics, Inc. * 17,162 486,028
Phreesia, Inc. * 14,826 354,786

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Pitney Bowes, Inc. 36,845 $ 159,539
Planet Labs PBC * 45,273 115,446
PlayAGS, Inc. * 11,177 100,369
Playstudios, Inc. * 22,622 62,889
Power Integrations, Inc. 15,869 1,135,427
PowerSchool Holdings, Inc. Class A * 15,708 334,423
Privia Health Group, Inc. * 31,756 622,100
Progress Software Corp. 12,438 663,070
PROS Holdings, Inc. * 12,593 457,504
PubMatic, Inc. Class A * 11,723 278,070
Qualys, Inc. * 10,451 1,743,958
Rackspace Technology, Inc. * 23,338 36,874
Rambus, Inc. * 30,234 1,868,764
Rapid7, Inc. * 16,919 829,708
Red Violet, Inc. * 2,802 54,779
Richardson Electronics Ltd. 2,917 26,866
Rimini Street, Inc. * 12,495 40,734
Sapiens International Corp. NV (Israel)  8,859 284,905
Schrodinger, Inc. * 15,721 424,467
SEMrush Holdings, Inc. Class A * 8,386 111,198
Semtech Corp. * 18,615 511,726
Sharecare, Inc. * 83,457 64,053
Silicon Laboratories, Inc. * 9,093 1,306,846
Simulations Plus, Inc. 4,218 173,571
SiTime Corp. * 5,037 469,599
Skillsoft Corp. * 1,106 9,954
SkyWater Technology, Inc. * 4,880 49,630
SMART Global Holdings, Inc. * 14,205 373,876
SolarWinds Corp. * 15,411 194,487
SoundHound AI, Inc. Class A * 38,582 227,248
Sprout Social, Inc. Class A * 13,753 821,192
SPS Commerce, Inc. * 10,322 1,908,538
Super Micro Computer, Inc. * 14,297 14,440,399
Synaptics, Inc. * 11,101 1,083,014
System1, Inc. * 7,040 13,798
Tenable Holdings, Inc. * 32,590 1,610,924
Thoughtworks Holding, Inc. * 24,944 63,108
Tingo Group, Inc. * 29,289 750
TruBridge, Inc. * 4,031 37,166
TTEC Holdings, Inc. 5,453 56,548
Ultra Clean Holdings, Inc. * 12,788 587,481
Unisys Corp. * 18,871 92,657
Varonis Systems, Inc. * 30,606 1,443,685
Veeco Instruments, Inc. * 14,541 511,407
Velo3D, Inc. * 23,543 10,726
Verint Systems, Inc. * 17,429 577,771
Veritone, Inc. * 8,078 42,490
Verra Mobility Corp. * 38,495 961,220
Viant Technology, Inc. Class A * 3,169 33,782
Vimeo, Inc. * 41,420 169,408
Vishay Precision Group, Inc. * 3,263 115,282
Vuzix Corp. * 16,544 20,018
Weave Communications, Inc. * 8,919 102,390
Workiva, Inc. * 13,944 1,182,451
Xerox Holdings Corp. 33,960 607,884
Yext, Inc. * 29,752 179,405
Zeta Global Holdings Corp. Class A * 38,634 422,270
Zuora, Inc. Class A * 39,133 356,893
95,633,304
Utilities - 2.5%
spacing
ALLETE, Inc. 16,451 981,138
Altus Power, Inc. * 17,271 82,555
Ameresco, Inc. Class A * 9,714 234,399
a Shares Value
American States Water Co. 10,153 $ 733,453
Artesian Resources Corp. Class A  2,171 80,566
Avista Corp. 20,893 731,673
Black Hills Corp. 19,457 1,062,352
Brookfield Infrastructure Corp.
Class A (Canada)  33,589 1,210,548
California Water Service Group 16,723 777,285
Chesapeake Utilities Corp. 6,126 657,320
Consolidated Water Co. Ltd. (Cayman)  4,027 118,031
FTC Solar, Inc. * 16,442 8,862
Genie Energy Ltd. Class B  5,443 82,080
Global Water Resources, Inc. 4,109 52,760
MGE Energy, Inc. 10,132 797,591
Middlesex Water Co. 5,228 274,470
New Jersey Resources Corp. 27,228 1,168,353
Northwest Natural Holding Co. 10,105 376,108
Northwestern Energy Group, Inc. 17,778 905,433
ONE Gas, Inc. 15,855 1,023,123
Ormat Technologies, Inc. 15,119 1,000,727
Otter Tail Corp. 11,705 1,011,312
PNM Resources, Inc. 24,567 924,702
Portland General Electric Co. 28,630 1,202,460
RGC Resources, Inc. 2,124 42,990
SJW Group 8,783 497,030
Southwest Gas Holdings, Inc. 17,624 1,341,715
Spire, Inc. 14,731 904,041
Unitil Corp. 4,173 218,457
York Water Co. 3,936 142,759
18,644,293
Total Common Stocks
    (Cost $611,246,272) 749,501,292
Principal
Amount
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $8,230,073; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $8,390,082) $ 8,225,549 8,225,549
Total Short-Term Investments
(Cost $8,225,549) 8,225,549
TOTAL INVESTMENTS - 99.8%
(Cost $619,480,725) 757,738,237
DERIVATIVES - 0.0% 281,032
OTHER ASSETS & LIABILITIES, NET - 0.2% 1,452,058
NET ASSETS - 100.0% $ 759,471,327

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $9,038 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 06/24 92 $ 9,590,108 $ 9,871,140 $ 281,032
a
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 11,174 $ – $ 2,358 $ 8,816
Utilities 222 – – 222
Total Rights 11,396 – 2,358 9,038
Common Stocks
Basic Materials 25,741,430 25,741,430 – –
Communications 24,558,464 24,558,464 – –
Consumer, Cyclical 87,904,158 87,904,158 – –
Consumer, Non-Cyclical 174,047,733 174,018,461 29,272 –
Energy 53,363,766 53,363,766 – –
Financial 152,919,153 152,919,153 – –
Industrial 116,688,991 116,688,991 – –
Technology 95,633,304 95,633,304 – –
Utilities 18,644,293 18,644,293 – –
Total Common Stocks 749,501,292 749,472,020 29,272 –
Short-Term Investments 8,225,549 – 8,225,549 –
Derivatives:
Equity Contracts
Futures 281,032 281,032 – –
Total $ 758,019,269 $ 749,753,052 $ 8,257,179 $ 9,038

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.9%
Basic Materials - 4.5%
spacing
AdvanSix, Inc. 115,339 $ 3,298,695
ATI, Inc. * 82,348 4,213,747
Avient Corp. 412 17,881
Ecovyst, Inc. * 234,430 2,613,895
Element Solutions, Inc. 134,800 3,367,304
13,511,522
Communications - 4.6%
spacing
Calix, Inc. * 92,119 3,054,666
Criteo SA ADR * (France)  91,843 3,220,934
Harmonic, Inc. * 253,247 3,403,639
Nexstar Media Group, Inc. 24,455 4,213,352
13,892,591
Consumer, Cyclical - 16.9%
spacing
Adient PLC * 116,390 3,831,559
Alaska Air Group, Inc. * 77,450 3,329,575
AutoNation, Inc. * 20,410 3,379,488
Blue Bird Corp. * 138,636 5,315,304
BorgWarner, Inc. 101,516 3,526,666
Citi Trends, Inc. * 79,099 2,145,956
Dana, Inc. 146,250 1,857,375
Dine Brands Global, Inc. 46,955 2,182,468
Genesco, Inc. * 105,876 2,979,351
KB Home 48,981 3,471,773
MillerKnoll, Inc. 116,510 2,884,787
Papa John's International, Inc. 11,411 759,973
REV Group, Inc. 186,164 4,112,363
Shyft Group, Inc. 241,503 2,999,467
Taylor Morrison Home Corp. * 62,641 3,894,391
Winnebago Industries, Inc. 56,090 4,150,660
50,821,156
Consumer, Non-Cyclical - 11.4%
spacing
ABM Industries, Inc. 81,350 3,629,837
Acadia Healthcare Co., Inc. * 22,069 1,748,306
ADT, Inc. 434,104 2,917,179
AMN Healthcare Services, Inc. * 41,780 2,611,668
BrightView Holdings, Inc. * 17,573 209,119
Fortrea Holdings, Inc. * 83,999 3,371,720
Franklin Covey Co. * 32,494 1,275,714
Herc Holdings, Inc. 21,041 3,541,200
ICF International, Inc. 16,580 2,497,445
Integra LifeSciences Holdings Corp. * 86,655 3,071,920
Korn Ferry 35,960 2,364,730
Nomad Foods Ltd. (United Kingdom)  202,595 3,962,758
Pediatrix Medical Group, Inc. * 302,177 3,030,835
34,232,431
Energy - 6.7%
spacing
ChampionX Corp. 119,020 4,271,628
HF Sinclair Corp. 25,890 1,562,979
Magnolia Oil & Gas Corp. Class A  190,173 4,934,990
Matador Resources Co. 79,542 5,311,019
Northern Oil & Gas, Inc. 100,190 3,975,539
20,056,155
Financial - 27.8%
spacing
1st Source Corp. 53,890 2,824,914
Acadia Realty Trust REIT 166,300 2,828,763
a Shares Value
Apartment Income REIT Corp. 101,419 $ 3,293,075
Associated Banc-Corp. 160,156 3,444,956
Bank of Marin Bancorp 63,348 1,062,346
BankUnited, Inc. 58,965 1,651,020
Berkshire Hills Bancorp, Inc. 126,660 2,903,047
Broadstone Net Lease, Inc. REIT 161,104 2,524,500
Carter Bankshares, Inc. * 122,468 1,547,996
Comerica, Inc. 54,594 3,002,124
Federated Hermes, Inc. 97,631 3,526,432
First BanCorp 201,568 3,535,503
First Busey Corp. 154,169 3,707,764
First Industrial Realty Trust, Inc. REIT 50,304 2,642,972
Hanover Insurance Group, Inc. 12,087 1,645,887
HarborOne Bancorp, Inc. 226,777 2,417,443
Heritage Financial Corp. 164,196 3,183,760
Moelis & Co. Class A  42,730 2,425,782
National Storage Affiliates Trust REIT 51,583 2,019,990
NETSTREIT Corp. REIT 154,790 2,843,492
Nicolet Bankshares, Inc. 26,918 2,314,679
Pacific Premier Bancorp, Inc. 145,032 3,480,768
Peoples Bancorp, Inc. 60,933 1,804,226
Premier Financial Corp. 130,171 2,642,471
Ryman Hospitality Properties, Inc. REIT 25,400 2,936,494
STAG Industrial, Inc. REIT 70,855 2,723,666
Texas Capital Bancshares, Inc. * 64,357 3,961,173
TriCo Bancshares 79,009 2,905,951
Walker & Dunlop, Inc. 40,029 4,045,331
WSFS Financial Corp. 86,226 3,892,242
83,738,767
Industrial - 18.4%
spacing
ArcBest Corp. 29,637 4,223,273
Belden, Inc. 32,131 2,975,652
Cactus, Inc. Class A  73,127 3,662,931
Dycom Industries, Inc. * 18,519 2,658,032
Encore Wire Corp. 20,176 5,301,849
Fluor Corp. * 91,159 3,854,203
Gates Industrial Corp. PLC * 202,990 3,594,953
Great Lakes Dredge & Dock Corp. * 412,619 3,610,416
Hillman Solutions Corp. * 367,812 3,913,520
Ichor Holdings Ltd. * 77,960 3,010,815
International Seaways, Inc. 45,373 2,413,844
MasTec, Inc. * 34,642 3,230,367
Silgan Holdings, Inc. 66,320 3,220,499
Spirit AeroSystems Holdings, Inc. Class A * 29,891 1,078,168
Star Bulk Carriers Corp. (Greece)  134,790 3,217,437
Tecnoglass, Inc. 53,570 2,787,247
TTM Technologies, Inc. * 178,403 2,792,007
55,545,213
Technology - 6.3%
spacing
ACI Worldwide, Inc. * 56,170 1,865,406
Amkor Technology, Inc. 111,648 3,599,532
Cohu, Inc. * 67,621 2,253,808
CommVault Systems, Inc. * 17,388 1,763,665
Grid Dynamics Holdings, Inc. * 232,091 2,852,398
SMART Global Holdings, Inc. * 126,022 3,316,899
Synaptics, Inc. * 34,872 3,402,112
19,053,820
Utilities - 2.3%
spacing
IDACORP, Inc. 38,930 3,616,208

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Portland General Electric Co. 79,817 $ 3,352,314
6,968,522
Total Common Stocks
    (Cost $287,520,857) 297,820,177
Principal
Amount
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $2,008,213; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $2,047,359) $ 2,007,109 2,007,109
Total Short-Term Investments
(Cost $2,007,109) 2,007,109
TOTAL INVESTMENTS - 99.6%
(Cost $289,527,966) 299,827,286
OTHER ASSETS & LIABILITIES, NET - 0.4% 1,294,498
NET ASSETS - 100.0% $ 301,121,784
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 297,820,177 $ 297,820,177 $ – $ –
Short-Term Investments 2,007,109 – 2,007,109 –
Total $ 299,827,286 $ 297,820,177 $ 2,007,109 $ –

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.3%
Basic Materials - 0.6%
spacing
Akzo Nobel NV (Netherlands)  64,025 $ 4,783,785
Communications - 6.6%
spacing
BCE, Inc. (Canada)  144,712 4,917,569
Cisco Systems, Inc. 264,608 13,206,585
F5, Inc. * 85,134 16,140,555
Verizon Communications, Inc. 329,619 13,830,813
Walt Disney Co. 86,924 10,636,021
58,731,543
Consumer, Cyclical - 3.7%
spacing
Aptiv PLC * 66,286 5,279,680
Dollar Tree, Inc. * 85,682 11,408,558
General Motors Co. 143,588 6,511,716
Southwest Airlines Co. 200,115 5,841,357
Walmart, Inc. 60,119 3,617,360
32,658,671
Consumer, Non-Cyclical - 37.0%
spacing
Automatic Data Processing, Inc. 27,982 6,988,225
Becton Dickinson & Co. 45,263 11,200,329
Colgate-Palmolive Co. 213,454 19,221,533
Conagra Brands, Inc. 437,745 12,974,762
CVS Health Corp. 122,184 9,745,396
General Mills, Inc. 101,722 7,117,488
Heineken Holding NV (Netherlands)  96,384 7,778,569
Henry Schein, Inc. * 190,743 14,404,911
Johnson & Johnson 266,726 42,193,386
Kenvue, Inc. 705,361 15,137,047
Kimberly-Clark Corp. 142,762 18,466,265
Koninklijke Ahold Delhaize NV
(Netherlands)  154,688 4,628,540
Medtronic PLC 457,063 39,833,041
Merck & Co., Inc. 67,274 8,876,804
Mondelez International, Inc. Class A  132,655 9,285,850
Pernod Ricard SA (France)  38,880 6,294,051
Pfizer, Inc. 223,785 6,210,034
Quest Diagnostics, Inc. 132,837 17,681,933
Roche Holding AG 41,294 10,543,137
Unilever PLC ADR (United Kingdom)  278,516 13,978,718
Universal Health Services, Inc. Class B  60,835 11,099,954
Zimmer Biomet Holdings, Inc. 268,889 35,487,970
329,147,943
Energy - 8.0%
spacing
Baker Hughes Co. 273,168 9,151,128
Chevron Corp. 31,573 4,980,325
Coterra Energy, Inc. 160,691 4,480,065
Enterprise Products Partners LP 345,476 10,080,990
Exxon Mobil Corp. 196,551 22,847,088
Shell PLC (Netherlands)  271,587 9,011,113
TotalEnergies SE ADR (France)  159,450 10,974,944
71,525,653
Financial - 20.7%
spacing
Allstate Corp. 102,594 17,749,788
American Tower Corp. REIT 33,227 6,565,323
Bank of New York Mellon Corp. 345,063 19,882,530
Berkshire Hathaway, Inc. Class B * 47,266 19,876,298
BlackRock, Inc. 16,436 13,702,693
a Shares Value
Charles Schwab Corp. 220,202 $ 15,929,413
Chubb Ltd. 29,820 7,727,257
JPMorgan Chase & Co. 130,518 26,142,755
MetLife, Inc. 67,234 4,982,712
Northern Trust Corp. 80,388 7,148,101
Realty Income Corp. REIT 98,628 5,335,775
Truist Financial Corp. 411,020 16,021,560
U.S. Bancorp 345,112 15,426,506
Willis Towers Watson PLC 28,649 7,878,475
184,369,186
Industrial - 13.1%
spacing
Emerson Electric Co. 87,094 9,878,201
Johnson Controls International PLC 119,670 7,816,844
Norfolk Southern Corp. 74,377 18,956,466
Oshkosh Corp. 50,325 6,276,031
Packaging Corp. of America 60,995 11,575,631
RTX Corp. 190,472 18,576,734
Siemens AG (Germany)  23,589 4,504,057
Sonoco Products Co. 217,103 12,557,238
TE Connectivity Ltd. 60,454 8,780,339
United Parcel Service, Inc. Class B  119,135 17,707,035
116,628,576
Technology - 2.0%
spacing
Amdocs Ltd. 74,492 6,731,842
Analog Devices, Inc. 56,883 11,250,889
17,982,731
Utilities - 6.6%
spacing
Duke Energy Corp. 224,379 21,699,693
Edison International 136,493 9,654,150
Eversource Energy 168,981 10,099,994
Pinnacle West Capital Corp. 70,343 5,256,732
Xcel Energy, Inc. 222,638 11,966,793
58,677,362
Total Common Stocks
    (Cost $811,853,447) 874,505,450
Principal
Amount
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$13,386,908; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $13,647,165) $ 13,379,549 13,379,549
Total Short-Term Investments
(Cost $13,379,549) 13,379,549
TOTAL INVESTMENTS - 99.8%
(Cost $825,232,996) 887,884,999
DERIVATIVES - 0.0% 224,389
OTHER ASSETS & LIABILITIES, NET - 0.2% 1,939,080
NET ASSETS - 100.0% $ 890,048,468

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, forward foreign currency contracts outstanding were as follows:
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 4,193,271 CAD 5,688,990 06/24 GSC $ – ( $ 11,894 )
USD 8,895,372 CHF 7,899,232 06/24 UBS 52,520 –
USD 10,741,107 EUR 9,877,807 06/24 BOA 47,098 –
USD 11,811,001 EUR 10,867,843 06/24 JPM 45,149 –
USD 10,744,066 EUR 9,877,807 06/24 MSC 50,056 –
USD 19,370,078 GBP 15,307,172 06/24 MSC 41,460 –
Total Forward Foreign Currency Contracts $ 236,283 ( $ 11,894 )
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 4,783,785 $ – $ 4,783,785 $ –
Communications 58,731,543 58,731,543 – –
Consumer, Cyclical 32,658,671 32,658,671 – –
Consumer, Non-Cyclical 329,147,943 299,903,646 29,244,297 –
Energy 71,525,653 62,514,540 9,011,113 –
Financial 184,369,186 184,369,186 – –
Industrial 116,628,576 112,124,519 4,504,057 –
Technology 17,982,731 17,982,731 – –
Utilities 58,677,362 58,677,362 – –
Total Common Stocks 874,505,450 826,962,198 47,543,252 –
Short-Term Investments 13,379,549 – 13,379,549 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 236,283 – 236,283 –
Total Assets 888,121,282 826,962,198 61,159,084 –
Liabilities Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (11,894) – (11,894) –
Total Liabilities (11,894) – (11,894) –
Total $ 888,109,388 $ 826,962,198 $ 61,147,190 $ –

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 96.2%
Basic Materials - 0.6%
spacing
Axalta Coating Systems Ltd. * 165,058 $ 5,676,344
Communications - 5.6%
spacing
Alphabet, Inc. Class C * 17,134 2,608,823
Booking Holdings, Inc. 1,306 4,738,011
CDW Corp. 14,524 3,714,949
Cisco Systems, Inc. 72,744 3,630,653
Expedia Group, Inc. * 36,339 5,005,697
IAC, Inc. * 113,305 6,043,689
Liberty Broadband Corp. Class C * 51,112 2,925,140
Liberty Media Corp. - Liberty SiriusXM
Class C * 243,621 7,237,980
Meta Platforms, Inc. Class A  5,542 2,691,084
Nexstar Media Group, Inc. 27,393 4,719,540
T-Mobile U.S., Inc. 25,155 4,105,799
Verizon Communications, Inc. 120,807 5,069,062
52,490,427
Consumer, Cyclical - 6.3%
spacing
AutoZone, Inc. * 2,153 6,785,502
Bath & Body Works, Inc. 119,695 5,987,144
Best Buy Co., Inc. 48,362 3,967,135
Carter's, Inc. 60,739 5,143,378
Columbia Sportswear Co. 27,937 2,267,926
Dick's Sporting Goods, Inc. 29,345 6,598,517
Home Depot, Inc. 12,057 4,625,065
Liberty Media Corp. - Liberty Live Class C * 69,322 3,037,690
Lowe's Cos., Inc. 25,507 6,497,398
Murphy USA, Inc. 10,918 4,576,825
Newell Brands, Inc. 337,994 2,714,092
Ralph Lauren Corp. 16,971 3,186,475
Texas Roadhouse, Inc. 24,063 3,717,012
59,104,159
Consumer, Non-Cyclical - 18.8%
spacing
AbbVie, Inc. 98,441 17,926,106
Albertsons Cos., Inc. Class A  221,874 4,756,979
Bristol-Myers Squibb Co. 210,129 11,395,296
Cencora, Inc. 49,052 11,919,145
Cigna Group 17,255 6,266,843
Corpay, Inc. * 11,141 3,437,444
CVS Health Corp. 72,754 5,802,859
HCA Healthcare, Inc. 32,285 10,768,016
Henry Schein, Inc. * 92,513 6,986,582
Johnson & Johnson 61,540 9,735,013
Kenvue, Inc. 230,531 4,947,195
Keurig Dr Pepper, Inc. 309,780 9,500,953
Kraft Heinz Co. 194,515 7,177,604
Laboratory Corp. of America Holdings 30,161 6,588,972
Medtronic PLC 47,751 4,161,500
Merck & Co., Inc. 53,732 7,089,937
Philip Morris International, Inc. 74,710 6,844,930
Post Holdings, Inc. * 69,603 7,397,407
Procter & Gamble Co. 61,768 10,021,858
Quest Diagnostics, Inc. 17,746 2,362,170
Regeneron Pharmaceuticals, Inc. * 6,656 6,406,333
UnitedHealth Group, Inc. 11,097 5,489,686
Vertex Pharmaceuticals, Inc. * 7,663 3,203,211
Zimmer Biomet Holdings, Inc. 42,188 5,567,972
175,754,011
a Shares Value
Energy - 8.5%
spacing
Chevron Corp. 94,656 $ 14,931,037
ConocoPhillips 141,099 17,959,081
Coterra Energy, Inc. 145,528 4,057,321
EOG Resources, Inc. 91,569 11,706,181
Kinder Morgan, Inc. 508,282 9,321,892
Phillips 66 69,628 11,373,038
Williams Cos., Inc. 256,983 10,014,627
79,363,177
Financial - 36.0%
spacing
American Express Co. 38,120 8,679,543
American Homes 4 Rent Class A REIT 171,378 6,303,283
Apple Hospitality REIT, Inc. 217,101 3,556,114
Arch Capital Group Ltd. * 36,033 3,330,891
Bank of America Corp. 526,544 19,966,549
Berkshire Hathaway, Inc. Class B * 72,929 30,668,103
Brixmor Property Group, Inc. REIT 263,977 6,190,261
Capital One Financial Corp. 151,885 22,614,158
CBRE Group, Inc. Class A * 45,247 4,399,818
Charles Schwab Corp. 100,185 7,247,383
Chubb Ltd. 24,556 6,363,196
Citizens Financial Group, Inc. 175,465 6,367,625
CNA Financial Corp. 93,122 4,229,601
EastGroup Properties, Inc. REIT 9,712 1,745,926
Fairfax Financial Holdings Ltd. (Canada)  2,556 2,758,026
Federal Realty Investment Trust REIT 55,335 5,650,810
Fifth Third Bancorp 61,594 2,291,913
First Citizens BancShares, Inc. Class A  5,286 8,642,610
Kimco Realty Corp. REIT 336,584 6,600,412
Lamar Advertising Co. Class A REIT 56,768 6,778,667
Loews Corp. 212,734 16,654,945
M&T Bank Corp. 121,720 17,702,957
MGIC Investment Corp. 292,075 6,530,797
Mid-America Apartment Communities, Inc.
REIT 72,901 9,592,314
Morgan Stanley 73,806 6,949,573
Northern Trust Corp. 80,273 7,137,875
PNC Financial Services Group, Inc. 59,804 9,664,326
Progressive Corp. 22,457 4,644,557
Public Storage REIT 36,574 10,608,654
Rayonier, Inc. REIT 118,851 3,950,607
Regency Centers Corp. REIT 100,547 6,089,126
Regions Financial Corp. 389,480 8,194,659
State Street Corp. 109,439 8,461,824
Travelers Cos., Inc. 60,125 13,837,168
W R Berkley Corp. 55,461 4,904,971
Wells Fargo & Co. 416,563 24,143,991
Welltower, Inc. REIT 19,830 1,852,915
Weyerhaeuser Co. REIT 317,906 11,416,004
336,722,152
Industrial - 14.8%
spacing
Carlisle Cos., Inc. 20,489 8,028,615
Dover Corp. 48,936 8,670,970
Eaton Corp. PLC 14,678 4,589,517
Energizer Holdings, Inc. 117,211 3,450,692
FedEx Corp. 32,285 9,354,256
Fortune Brands Innovations, Inc. 87,849 7,438,175
General Dynamics Corp. 28,602 8,079,779
Graphic Packaging Holding Co. 195,162 5,694,827
Honeywell International, Inc. 27,994 5,745,768
Martin Marietta Materials, Inc. 17,269 10,602,130

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Middleby Corp. * 20,330 $ 3,268,861
Mohawk Industries, Inc. * 65,241 8,539,394
Northrop Grumman Corp. 8,598 4,115,519
Packaging Corp. of America 49,045 9,307,760
RTX Corp. 90,547 8,831,049
Silgan Holdings, Inc. 66,109 3,210,253
TD SYNNEX Corp. 56,427 6,381,894
Timken Co. 48,480 4,238,606
Union Pacific Corp. 32,354 7,956,819
United Parcel Service, Inc. Class B  20,559 3,055,684
Vulcan Materials Co. 8,066 2,201,373
Westrock Co. 100,182 4,954,000
137,715,941
Technology - 2.6%
spacing
Analog Devices, Inc. 20,517 4,058,057
International Business Machines Corp. 27,982 5,343,443
NXP Semiconductors NV (China)  24,385 6,041,871
Texas Instruments, Inc. 51,833 9,029,827
24,473,198
Utilities - 3.0%
spacing
Edison International 66,839 4,727,522
Entergy Corp. 24,845 2,625,620
NextEra Energy, Inc. 78,434 5,012,717
PG&E Corp. 392,761 6,582,674
Public Service Enterprise Group, Inc. 80,684 5,388,078
Xcel Energy, Inc. 74,008 3,977,930
28,314,541
Total Common Stocks
    (Cost $671,512,152) 899,613,950
Principal
Amount
SHORT-TERM INVESTMENTS - 3.0%
Repurchase Agreements - 3.0%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$27,712,781; collateralized by U.S.
Treasury Bonds: 3.375% due 08/15/42
and value $28,251,522) $ 27,697,547 27,697,547
Total Short-Term Investments
(Cost $27,697,547) 27,697,547
TOTAL INVESTMENTS - 99.2%
(Cost $699,209,699) 927,311,497
OTHER ASSETS & LIABILITIES, NET - 0.8% 7,086,733
NET ASSETS - 100.0% $ 934,398,230
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 899,613,950 $ 899,613,950 $ – $ –
Short-Term Investments 27,697,547 – 27,697,547 –
Total $ 927,311,497 $ 899,613,950 $ 27,697,547 $ –

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 1.0%
Brazil - 1.0%
spacing
Itau Unibanco Holding SA 936,634 $ 6,469,076
Total Preferred Stocks
    (Cost $5,090,399) 6,469,076
COMMON STOCKS - 96.7%
Brazil - 5.8%
spacing
Ambev SA 4,111,921 10,240,039
Arezzo Industria e Comercio SA 94,067 1,205,425
B3 SA - Brasil Bolsa Balcao 2,083,800 4,981,609
Localiza Rent a Car SA 312,544 3,407,486
NU Holdings Ltd. Class A * 641,894 7,657,795
Raia Drogasil SA 47,900 261,399
Vale SA ADR 294,966 3,595,636
WEG SA 619,175 4,715,972
36,065,361
Chile - 1.5%
spacing
Antofagasta PLC 173,979 4,468,825
Banco de Chile 19,272,351 2,143,655
Banco Santander Chile 56,187,507 2,798,565
9,411,045
China - 17.1%
spacing
Budweiser Brewing Co. APAC Ltd. ~ 1,168,700 1,723,751
H World Group Ltd. 55,900 216,493
H World Group Ltd. ADR 743,818 28,785,757
MicroTech Medical Hangzhou Co. Ltd.
Class H * ~ 140,600 75,088
NetEase, Inc. ADR 53,988 5,586,138
New Horizon Health Ltd. * ~ 813,000 1,479,825
PDD Holdings, Inc. ADR * 64,705 7,521,956
Tencent Holdings Ltd. 683,625 26,627,147
Wuxi Biologics Cayman, Inc. * ~ 374,120 684,400
WuXi XDC Cayman, Inc. * 986,000 2,310,643
Yum China Holdings, Inc. 401,413 15,972,223
ZTO Express Cayman, Inc. 42,786 914,814
ZTO Express Cayman, Inc. ADR 685,127 14,346,560
106,244,795
France - 5.5%
spacing
L'Oreal SA 7,710 3,651,237
Pernod Ricard SA 131,491 21,286,293
TotalEnergies SE 134,324 9,240,065
34,177,595
Hong Kong - 0.1%
spacing
AIA Group Ltd. 45,418 305,508
India - 15.7%
spacing
Havells India Ltd. 200,482 3,649,406
HCL Technologies Ltd. 161,523 3,003,123
HDFC Bank Ltd. 1,512,467 26,373,809
Kotak Mahindra Bank Ltd. 1,556,327 33,436,155
Macrotech Developers Ltd. ~ 183,189 2,503,369
Oberoi Realty Ltd. 470,601 8,354,657
Tata Consultancy Services Ltd. 435,718 20,335,808
97,656,327
a Shares Value
Indonesia - 1.4%
spacing
Bank Central Asia Tbk. PT 10,888,100 $ 6,924,151
Bank Rakyat Indonesia Persero Tbk. PT 3,998,200 1,528,811
8,452,962
Italy - 2.0%
spacing
Ermenegildo Zegna NV 95,475 1,398,709
PRADA SpA 1,415,700 11,232,638
12,631,347
Japan - 2.2%
spacing
Chugai Pharmaceutical Co. Ltd. 81,200 3,103,089
Daiichi Sankyo Co. Ltd. 329,700 10,490,683
13,593,772
Mexico - 13.9%
spacing
America Movil SAB de CV ADR 718,389 13,405,139
Fomento Economico Mexicano SAB de CV 1,356,689 17,732,074
Grupo Financiero Banorte SAB de CV
Class O  126,470 1,343,287
Grupo Mexico SAB de CV 6,199,447 36,912,710
Wal-Mart de Mexico SAB de CV 4,301,500 17,317,340
86,710,550
Netherlands - 0.6%
spacing
Argenx SE ADR * 9,991 3,933,657
Peru - 1.2%
spacing
Credicorp Ltd. 45,601 7,726,177
Philippines - 1.6%
spacing
SM Investments Corp. 492,629 8,523,534
SM Prime Holdings, Inc. 1,897,900 1,103,999
9,627,533
Poland - 0.1%
spacing
Allegro.eu SA * ~ 109,530 907,011
Portugal - 1.7%
spacing
Galp Energia SGPS SA 627,955 10,381,583
Russia - 0.0%
spacing
Novatek PJSC GDR (LI) * ~ ± Ω 258,603 –
Polyus PJSC GDR * ~ ± Ω 41,905 –
Sberbank of Russia PJSC * ± Ω 156,504 –
–
South Africa - 0.9%
spacing
FirstRand Ltd. 1,667,594 5,433,512
South Korea - 11.1%
spacing
Kakao Corp. 58,783 2,376,038
LG Chem Ltd. 17,155 5,614,919
LG H&H Co. Ltd. 5,000 1,436,356
NAVER Corp. 21,283 2,956,797
Samsung Biologics Co. Ltd. * ~ 18,475 11,434,646
Samsung Electronics Co. Ltd. 666,144 40,033,585
SK Hynix, Inc. 39,637 5,250,924
69,103,265

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Switzerland - 2.2%
spacing
Cie Financiere Richemont SA Class A  81,151 $ 12,354,461
Galderma Group AG * 18,329 1,287,512
13,641,973
Taiwan - 9.8%
spacing
MediaTek, Inc. 27,000 978,326
Taiwan Semiconductor Manufacturing Co.
Ltd. 2,473,376 59,252,689
Voltronic Power Technology Corp. 14,000 722,082
60,953,097
Turkey - 1.0%
spacing
Akbank T.A.S 1,249,437 1,807,849
BIM Birlesik Magazalar AS 95,888 1,041,752
KOC Holding AS 320,526 2,016,517
Migros Ticaret AS 65,385 825,642
Yapi ve Kredi Bankasi AS 829,061 704,777
6,396,537
United Arab Emirates - 0.3%
spacing
Americana Restaurants International PLC 2,084,297 1,883,953
United Kingdom - 1.0%
spacing
AstraZeneca PLC 47,839 6,426,872
Total Common Stocks
    (Cost $587,089,582) 601,664,432
Principal
Amount
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$10,957,670; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $11,170,749) $ 10,951,646 10,951,646
Total Short-Term Investments
(Cost $10,951,646) 10,951,646
TOTAL INVESTMENTS - 99.5%
(Cost $603,131,627) 619,085,154
OTHER ASSETS & LIABILITIES, NET - 0.5% 2,952,546
NET ASSETS - 100.0% $ 622,037,700

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 6,469,076 $ 6,469,076 $ – $ –
Common Stocks
Brazil 36,065,361 36,065,361 – –
Chile 9,411,045 2,798,565 6,612,480 –
China 106,244,795 72,287,722 33,957,073 –
France 34,177,595 – 34,177,595 –
Hong Kong 305,508 – 305,508 –
India 97,656,327 – 97,656,327 –
Indonesia 8,452,962 – 8,452,962 –
Italy 12,631,347 1,398,709 11,232,638 –
Japan 13,593,772 – 13,593,772 –
Mexico 86,710,550 13,405,139 73,305,411 –
Netherlands 3,933,657 3,933,657 – –
Peru 7,726,177 7,726,177 – –
Philippines 9,627,533 1,103,999 8,523,534 –
Poland 907,011 – 907,011 –
Portugal 10,381,583 – 10,381,583 –
South Africa 5,433,512 – 5,433,512 –
South Korea 69,103,265 – 69,103,265 –
Switzerland 13,641,973 1,287,512 12,354,461 –
Taiwan 60,953,097 – 60,953,097 –
Turkey 6,396,537 4,650,008 1,746,529 –
United Arab Emirates 1,883,953 1,883,953 – –
United Kingdom 6,426,872 – 6,426,872 –
Total Common Stocks 601,664,432 146,540,802 455,123,630 –
Short-Term Investments 10,951,646 – 10,951,646 –
Total $ 619,085,154 $ 153,009,878 $ 466,075,276 $ –

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 99.6%
Australia - 1.6%
spacing
Brambles Ltd. 965,349 $ 10,159,435
Computershare Ltd. 116,049 1,976,650
12,136,085
Brazil - 1.2%
spacing
MercadoLibre, Inc. * 6,295 9,517,788
Canada - 7.9%
spacing
Canadian Pacific Kansas City Ltd. 284,388 25,074,348
Loblaw Cos. Ltd. 128,424 14,230,883
Shopify, Inc. Class A * 114,977 8,872,775
Thomson Reuters Corp. 81,755 12,723,011
60,901,017
China - 0.2%
spacing
Zai Lab Ltd. * 388,900 631,265
Zai Lab Ltd. ADR * 72,628 1,163,500
1,794,765
Denmark - 5.4%
spacing
Novo Nordisk AS Class B  301,789 38,711,489
Zealand Pharma AS * 30,643 3,035,186
41,746,675
France - 11.5%
spacing
Airbus SE 47,427 8,737,418
EssilorLuxottica SA 48,776 11,033,693
Kering SA 6,156 2,438,288
L'Oreal SA 27,091 12,829,529
LVMH Moet Hennessy Louis Vuitton SE 27,004 24,298,092
Publicis Groupe SA 71,976 7,846,860
Safran SA 97,887 22,168,635
89,352,515
Germany - 7.2%
spacing
Deutsche Boerse AG 53,792 11,016,057
Deutsche Telekom AG 711,010 17,259,402
SAP SE 135,048 26,296,391
Schott Pharma AG & Co. KGaA 26,418 1,128,642
55,700,492
Hong Kong - 0.8%
spacing
AIA Group Ltd. 901,662 6,065,095
India - 0.4%
spacing
HDFC Bank Ltd. ADR 56,015 3,135,160
Israel - 1.1%
spacing
Nice Ltd. ADR * 31,948 8,326,288
Italy - 2.8%
spacing
Ferrari NV 23,445 10,222,849
Intesa Sanpaolo SpA 3,212,308 11,662,393
21,885,242
Japan - 15.0%
spacing
Daifuku Co. Ltd. 69,310 1,661,320
Daiichi Sankyo Co. Ltd. 218,554 6,954,142
a Shares Value
Hoya Corp. 117,521 $ 14,698,451
Keyence Corp. 36,308 16,856,382
MonotaRO Co. Ltd. 240,620 2,896,330
Nomura Research Institute Ltd. 204,711 5,782,826
Olympus Corp. 855,059 12,311,405
Shiseido Co. Ltd. 56,261 1,543,826
SMC Corp. 20,347 11,478,958
Sony Group Corp. 205,063 17,584,300
Tokyo Electron Ltd. 94,775 24,684,058
116,451,998
Netherlands - 6.1%
spacing
Argenx SE * 29,007 11,436,677
ASML Holding NV 37,343 36,202,582
47,639,259
New Zealand - 0.6%
spacing
Xero Ltd. * 50,693 4,401,644
Portugal - 1.4%
spacing
EDP - Energias de Portugal SA 2,812,443 10,973,113
Spain - 3.6%
spacing
Industria de Diseno Textil SA 549,777 27,684,718
Sweden - 3.1%
spacing
Atlas Copco AB Class A  774,295 13,076,721
EQT AB 153,332 4,854,411
Hexagon AB Class B  496,370 5,867,555
23,798,687
Switzerland - 4.1%
spacing
Alcon, Inc. 144,362 11,940,385
Givaudan SA 2,639 11,748,134
Straumann Holding AG 49,394 7,881,189
31,569,708
Taiwan - 1.4%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. 460,400 11,029,434
United Kingdom - 10.9%
spacing
3i Group PLC 287,841 10,206,094
AstraZeneca PLC 139,132 18,691,518
Diageo PLC 129,099 4,776,949
London Stock Exchange Group PLC 202,186 24,192,372
RELX PLC 386,641 16,674,058
Rentokil Initial PLC 1,635,054 9,721,231
84,262,222
United States - 13.3%
spacing
Accenture PLC Class A  54,391 18,852,465
CRH PLC 186,601 16,096,202
Haleon PLC 3,802,041 15,933,499
Linde PLC 32,080 14,895,386
Monday.com Ltd. * 19,670 4,442,863
Nestle SA 181,830 19,319,430
Schneider Electric SE 61,064 13,805,128
103,344,973
Total Common Stocks
    (Cost $666,248,792) 771,716,878

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $2,610,782; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $2,661,541) $ 2,609,346 $ 2,609,346
Total Short-Term Investments
(Cost $2,609,346) 2,609,346
TOTAL INVESTMENTS - 99.9%
(Cost $668,858,138) 774,326,224
OTHER ASSETS & LIABILITIES, NET - 0.1% 1,114,579
NET ASSETS - 100.0% $ 775,440,803
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 12,136,085 $ – $ 12,136,085 $ –
Brazil 9,517,788 9,517,788 – –
Canada 60,901,017 60,901,017 – –
China 1,794,765 1,163,500 631,265 –
Denmark 41,746,675 – 41,746,675 –
France 89,352,515 – 89,352,515 –
Germany 55,700,492 1,128,642 54,571,850 –
Hong Kong 6,065,095 – 6,065,095 –
India 3,135,160 3,135,160 – –
Israel 8,326,288 8,326,288 – –
Italy 21,885,242 – 21,885,242 –
Japan 116,451,998 – 116,451,998 –
Netherlands 47,639,259 – 47,639,259 –
New Zealand 4,401,644 – 4,401,644 –
Portugal 10,973,113 – 10,973,113 –
Spain 27,684,718 – 27,684,718 –
Sweden 23,798,687 – 23,798,687 –
Switzerland 31,569,708 – 31,569,708 –
Taiwan 11,029,434 – 11,029,434 –
United Kingdom 84,262,222 – 84,262,222 –
United States 103,344,973 54,286,916 49,058,057 –
Total Common Stocks 771,716,878 138,459,311 633,257,567 –
Short-Term Investments 2,609,346 – 2,609,346 –
Total Assets 774,326,224 138,459,311 635,866,913 –
a
Liabilities Due to Custodian (53,144) – (53,144) –
Total Liabilities (53,144) – (53,144) –
Total $ 774,273,080 $ 138,459,311 $ 635,813,769 $ –

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.6%
Australia - 0.8%
spacing
Rio Tinto PLC 141,508 $ 8,946,823
Belgium - 0.6%
spacing
KBC Group NV 100,737 7,552,464
Canada - 3.9%
spacing
Canadian National Railway Co. 122,399 16,121,172
Intact Financial Corp. 51,326 8,337,657
Suncor Energy, Inc. 284,773 10,509,617
Toronto-Dominion Bank 189,585 11,441,862
46,410,308
China - 2.1%
spacing
NetEase, Inc. 415,800 8,616,051
Tencent Holdings Ltd. 308,223 12,005,265
Yum China Holdings, Inc. 117,224 4,664,343
25,285,659
Denmark - 3.6%
spacing
Carlsberg AS Class B  95,756 13,113,312
Novo Nordisk AS Class B  227,132 29,134,985
42,248,297
France - 16.2%
spacing
Air Liquide SA 173,308 36,056,476
Capgemini SE 124,799 28,717,577
Cie de Saint-Gobain SA 201,595 15,646,534
Cie Generale des Etablissements Michelin
SCA 297,515 11,401,773
Dassault Systemes SE 144,054 6,376,859
Edenred SE 100,607 5,371,881
Engie SA 913,799 15,312,842
EssilorLuxottica SA 90,687 20,514,444
Legrand SA 101,700 10,769,696
LVMH Moet Hennessy Louis Vuitton SE 31,416 28,267,992
Pernod Ricard SA 83,750 13,557,788
191,993,862
Germany - 8.7%
spacing
Beiersdorf AG 152,278 22,171,228
Deutsche Boerse AG 106,553 21,820,975
Merck KGaA 112,349 19,811,100
MTU Aero Engines AG 28,073 7,120,042
SAP SE 163,627 31,861,260
102,784,605
Hong Kong - 1.9%
spacing
AIA Group Ltd. 2,238,007 15,054,117
Prudential PLC 753,637 7,068,037
22,122,154
India - 1.5%
spacing
HDFC Bank Ltd. 687,754 11,992,786
Tata Consultancy Services Ltd. 138,064 6,443,716
18,436,502
Ireland - 0.6%
spacing
AIB Group PLC 1,439,441 7,307,231
a Shares Value
Israel - 0.9%
spacing
Check Point Software Technologies Ltd. * 67,408 $ 11,055,586
Italy - 4.4%
spacing
Eni SpA 855,982 13,553,645
Intesa Sanpaolo SpA 5,271,428 19,138,098
Ryanair Holdings PLC ADR 132,643 19,311,494
52,003,237
Japan - 15.1%
spacing
Daikin Industries Ltd. 90,800 12,397,890
Denso Corp. 897,800 17,194,369
Hitachi Ltd. 348,100 31,809,528
Hoya Corp. 63,700 7,967,013
Kose Corp. 97,000 5,198,108
Kubota Corp. 271,900 4,266,038
Kyocera Corp. 867,300 11,631,444
Mitsubishi Electric Corp. 749,200 12,540,816
Olympus Corp. 764,700 11,010,388
Seven & i Holdings Co. Ltd. 803,300 11,708,804
Shin-Etsu Chemical Co. Ltd. 195,100 8,557,459
SMC Corp. 20,100 11,339,610
Sony Group Corp. 175,000 15,006,376
Terumo Corp. 620,200 11,348,823
ZOZO, Inc. 271,000 6,726,173
178,702,839
Netherlands - 2.6%
spacing
Akzo Nobel NV 148,156 11,069,839
ING Groep NV 1,210,503 19,928,847
30,998,686
Portugal - 0.8%
spacing
Galp Energia SGPS SA 541,450 8,951,450
Singapore - 1.2%
spacing
DBS Group Holdings Ltd. 517,914 13,821,994
South Korea - 1.0%
spacing
Samsung Electronics Co. Ltd. 207,119 12,447,333
Spain - 1.0%
spacing
Amadeus IT Group SA 189,478 12,163,857
Switzerland - 9.2%
spacing
Cie Financiere Richemont SA Class A  148,390 22,590,954
Julius Baer Group Ltd. 130,204 7,551,618
Novartis AG 219,644 21,274,364
Sika AG 29,523 8,784,574
Sonova Holding AG 27,299 7,905,600
UBS Group AG (XVTX) 728,412 22,428,478
Zurich Insurance Group AG 34,578 18,679,534
109,215,122
Taiwan - 1.6%
spacing
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 137,860 18,755,853
United Kingdom - 8.8%
spacing
Compass Group PLC 943,728 27,682,033
Diageo PLC 369,635 13,677,312

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
London Stock Exchange Group PLC 130,578 $ 15,624,185
RELX PLC 487,478 21,023,719
Rolls-Royce Holdings PLC * 3,234,549 17,403,047
Tesco PLC 2,544,439 9,530,123
104,940,419
United States - 12.1%
spacing
Experian PLC 504,598 21,986,820
Linde PLC 42,993 19,962,510
Nestle SA 288,726 30,677,125
Qiagen NV * 242,580 10,367,275
Roche Holding AG 89,971 22,971,294
Schneider Electric SE 167,033 37,762,217
143,727,241
Total Common Stocks
    (Cost $902,451,310) 1,169,871,522
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government Agency Issues - 0.5%
Federal Home Loan Bank
5.398% due 04/01/24  $ 6,099,000 6,095,496
Total Short-Term Investments
(Cost $6,099,000) 6,095,496
TOTAL INVESTMENTS - 99.1%
(Cost $908,550,310) 1,175,967,018
OTHER ASSETS & LIABILITIES, NET - 0.9% 10,655,612
NET ASSETS - 100.0% $ 1,186,622,630

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 8,946,823 $ – $ 8,946,823 $ –
Belgium 7,552,464 – 7,552,464 –
Canada 46,410,308 46,410,308 – –
China 25,285,659 4,664,343 20,621,316 –
Denmark 42,248,297 – 42,248,297 –
France 191,993,862 – 191,993,862 –
Germany 102,784,605 – 102,784,605 –
Hong Kong 22,122,154 – 22,122,154 –
India 18,436,502 – 18,436,502 –
Ireland 7,307,231 – 7,307,231 –
Israel 11,055,586 11,055,586 – –
Italy 52,003,237 19,311,494 32,691,743 –
Japan 178,702,839 – 178,702,839 –
Netherlands 30,998,686 – 30,998,686 –
Portugal 8,951,450 – 8,951,450 –
Singapore 13,821,994 – 13,821,994 –
South Korea 12,447,333 – 12,447,333 –
Spain 12,163,857 – 12,163,857 –
Switzerland 109,215,122 – 109,215,122 –
Taiwan 18,755,853 18,755,853 – –
United Kingdom 104,940,419 – 104,940,419 –
United States 143,727,241 19,962,510 123,764,731 –
Total Common Stocks 1,169,871,522 120,160,094 1,049,711,428 –
Short-Term Investments 6,095,496 – 6,095,496 –
Total $ 1,175,967,018 $ 120,160,094 $ 1,055,806,924 $ –

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 95.5%
Australia - 3.0%
spacing
EBOS Group Ltd. 31,990 $ 654,255
GUD Holdings Ltd. 171,333 1,316,850
Imdex Ltd. 759,577 1,152,449
Inghams Group Ltd. 437,775 1,024,157
Nanosonics Ltd. * 239,548 429,110
Servcorp Ltd. 149,954 369,372
SomnoMed Ltd. * 335,830 84,255
5,030,448
Austria - 2.4%
spacing
Eurotelesites AG * 71,320 284,306
Mayr Melnhof Karton AG 9,610 1,197,809
Strabag SE * 12,470 525,350
Telekom Austria AG * 108,420 906,125
Wienerberger AG 34,360 1,251,590
4,165,180
Belgium - 1.4%
spacing
Econocom Group SA NV 266,390 610,714
Fagron 89,730 1,709,571
2,320,285
Brazil - 1.8%
spacing
Afya Ltd. Class A * 23,680 439,974
Atacadao SA 251,940 684,680
Hypera SA 143,082 939,445
LOG Commercial Properties e Participacoes
SA 207,005 942,695
3,006,794
Canada - 3.0%
spacing
CCL Industries, Inc. Class B  24,960 1,275,686
ECN Capital Corp. 116,420 179,630
North West Co., Inc. 40,120 1,162,534
Open Text Corp. 31,250 1,212,580
Parkland Corp. 27,370 871,686
Quebecor, Inc. Class A  17,360 383,072
5,085,188
Cayman - 0.2%
spacing
Patria Investments Ltd. Class A  19,970 296,355
China - 2.9%
spacing
Best Pacific International Holdings Ltd. ~ 1,726,686 322,089
Chervon Holdings Ltd. 36,060 90,577
Far East Horizon Ltd. 1,503,307 1,114,002
Precision Tsugami China Corp. Ltd. ~ 806,332 926,155
Qingdao Port International Co. Ltd.
Class H ~ 1,993,192 1,171,432
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  272,976 920,047
Xingda International Holdings Ltd. 1,744,995 343,341
4,887,643
Denmark - 0.6%
spacing
Spar Nord Bank AS 58,345 973,845
Finland - 1.2%
spacing
Huhtamaki OYJ 32,440 1,358,968
a Shares Value
Nanoform Finland PLC * 64,170 $ 187,845
Tokmanni Group Corp. 31,570 517,009
2,063,822
France - 3.2%
spacing
Altarea SCA REIT 7,725 653,337
Antin Infrastructure Partners SA 24,550 355,978
ARGAN SA REIT 10,061 910,536
Elior Group SA * ~ 209,170 559,198
Lectra 21,780 760,092
Thermador Groupe 15,501 1,476,663
Vallourec SACA * 39,460 732,951
5,448,755
Germany - 4.8%
spacing
DWS Group GmbH & Co. KGaA ~ 19,970 879,369
JOST Werke SE ~ 21,780 1,119,186
Norma Group SE 29,893 554,877
Rheinmetall AG 3,580 2,013,467
Stabilus SE 14,030 893,357
Takkt AG 68,873 994,183
Talanx AG 21,980 1,741,191
8,195,630
Greece - 1.1%
spacing
Athens International Airport SA * 57,070 523,345
Mytilineos SA 35,990 1,388,482
1,911,827
Hong Kong - 1.8%
spacing
ASMPT Ltd. 137,636 1,731,384
Sino Land Co. Ltd. 739,054 768,337
WH Group Ltd. ~ 854,800 564,237
3,063,958
Hungary - 1.0%
spacing
Richter Gedeon Nyrt 69,296 1,757,942
Indonesia - 0.5%
spacing
Selamat Sempurna Tbk. PT 7,605,490 944,990
Ireland - 2.0%
spacing
AerCap Holdings NV * 11,057 960,964
Dalata Hotel Group PLC 194,460 945,118
Irish Residential Properties REIT PLC ◊ 889,440 988,359
Mincon Group PLC 806,552 478,582
3,373,023
Italy - 1.6%
spacing
Banca Generali SpA 23,790 945,316
Recordati Industria Chimica e Farmaceutica
SpA 23,140 1,277,738
Sesa SpA 3,804 420,553
2,643,607
Japan - 19.7%
spacing
Amano Corp. 52,520 1,338,311
As One Corp. 31,580 552,612
ASKUL Corp. 76,630 1,115,801
Capcom Co. Ltd. 49,520 927,712
Daiichikosho Co. Ltd. 37,810 478,711
Daiwa Industries Ltd. 61,090 644,621

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Dexerials Corp. 27,190 $ 1,185,219
Dip Corp. 28,810 526,748
GMO internet group, Inc. 59,690 1,081,536
Hokuhoku Financial Group, Inc. 43,410 549,772
Inaba Denki Sangyo Co. Ltd. 43,110 1,000,331
Isuzu Motors Ltd. 67,830 916,888
Kamigumi Co. Ltd. 47,460 1,045,900
Kyoto Financial Group, Inc. 44,200 797,671
Maruwa Co. Ltd. 5,740 1,201,142
MEITEC Group Holdings, Inc. 52,970 1,024,147
Minebea Mitsumi, Inc. 48,830 957,805
Mitani Corp. 56,360 692,101
Nishimoto Co. Ltd. 25,529 1,009,073
NOF Corp. 86,040 1,178,333
NSD Co. Ltd. 67,900 1,312,993
PALTAC Corp. 33,680 895,484
Park24 Co. Ltd. * 41,990 495,860
Persol Holdings Co. Ltd. 383,600 536,554
Prestige International, Inc. 134,180 605,180
Relo Group, Inc. 59,200 481,917
Renesas Electronics Corp. 85,860 1,530,082
Roland Corp. 36,800 1,122,855
S Foods, Inc. 64,140 1,428,725
San-Ai Obbli Co. Ltd. 82,360 1,122,487
Ship Healthcare Holdings, Inc. 79,250 1,094,672
SUMCO Corp. 63,390 1,002,243
TechnoPro Holdings, Inc. 42,920 859,611
TIS, Inc. 37,970 814,677
TKC Corp. 19,500 478,637
Tsuruha Holdings, Inc. 19,810 1,413,618
33,420,029
Mexico - 3.0%
spacing
Bolsa Mexicana de Valores SAB de CV 628,999 1,403,716
Gruma SAB de CV Class B  94,446 1,766,146
Grupo Comercial Chedraui SA de CV 240,580 1,940,146
5,110,008
Netherlands - 1.4%
spacing
Acomo NV 54,752 1,037,255
Arcadis NV 22,180 1,358,294
2,395,549
Norway - 1.5%
spacing
Europris ASA ~ 212,470 1,530,185
SpareBank 1 SMN 74,390 946,925
2,477,110
Peru - 0.5%
spacing
Intercorp Financial Services, Inc. 39,665 944,424
Philippines - 2.1%
spacing
Century Pacific Food, Inc. 3,294,065 2,343,905
Robinsons Land Corp. 3,985,329 1,184,195
3,528,100
Singapore - 1.4%
spacing
Hour Glass Ltd. 466,522 552,813
HRnetgroup Ltd. ~ 1,381,795 741,938
Mapletree Industrial Trust REIT 641,579 1,111,737
2,406,488
a Shares Value
South Africa - 0.3%
spacing
Pepkor Holdings Ltd. ~ 450,000 $ 448,337
South Korea - 1.5%
spacing
Hyundai Marine & Fire Insurance Co. Ltd. 26,904 616,201
Soulbrain Co. Ltd. 4,880 1,061,804
Vitzrocell Co. Ltd. 62,540 865,204
2,543,209
Spain - 3.5%
spacing
Cia de Distribucion Integral Logista Holdings
SA 68,210 1,906,312
CIE Automotive SA 43,870 1,258,190
Grupo Catalana Occidente SA 42,960 1,645,538
Prosegur Cia de Seguridad SA 378,700 626,732
Viscofan SA 8,450 537,150
5,973,922
Sweden - 1.9%
spacing
Alligo AB Class B  41,500 596,831
Granges AB 109,490 1,184,463
Hexpol AB 86,600 1,057,456
Nordnet AB publ 21,550 395,409
3,234,159
Taiwan - 3.5%
spacing
International Games System Co. Ltd.
Class C  50,780 1,785,732
Sporton International, Inc. 124,879 1,005,125
Test Research, Inc. 351,057 940,228
Tripod Technology Corp. 199,709 1,275,698
Yageo Corp. 53,554 993,764
6,000,547
Thailand - 0.5%
spacing
Star Petroleum Refining PCL * 3,335,847 807,090
United Kingdom - 16.6%
spacing
Ashtead Technology Holdings PLC 281,050 2,695,927
B&M European Value Retail SA 241,853 1,667,294
Bodycote PLC 100,786 883,375
DCC PLC 7,420 539,850
Direct Line Insurance Group PLC * 355,180 874,390
Grainger PLC 411,778 1,339,852
Harbour Energy PLC 210,847 734,314
Hiscox Ltd. 97,670 1,528,600
Indivior PLC * 33,150 708,432
Informa PLC 141,844 1,488,228
J D Wetherspoon PLC * 102,034 947,193
JET2 PLC 75,044 1,365,816
John Wood Group PLC * 554,258 924,546
Lancashire Holdings Ltd. 237,111 1,852,479
LSL Property Services PLC 242,168 813,035
On the Beach Group PLC * ~ 526,349 1,097,475
Pets at Home Group PLC 163,460 553,739
Premier Foods PLC 616,340 1,162,203
Rathbones Group PLC 19,970 390,275
Sabre Insurance Group PLC ~ 670,996 1,521,717
Savills PLC 78,725 1,059,207
Tate & Lyle PLC 171,617 1,337,544
Vistry Group PLC 84,236 1,307,972

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, restricted securities were as follows:
a Shares Value
WH Smith PLC 79,524 $ 1,324,394
28,117,857
United States - 5.6%
spacing
Adient PLC * 23,440 771,645
Adtalem Global Education, Inc. * 20,030 1,029,542
Antero Resources Corp. * 40,691 1,180,039
GCC SAB de CV 196,380 2,336,793
GrafTech International Ltd. 114,191 157,584
Impro Precision Industries Ltd. ~ 1,349,541 435,020
Ovintiv, Inc. 19,680 1,021,392
RHI Magnesita NV 42,890 1,911,999
Westrock Co. 11,840 585,488
9,429,502
Total Common Stocks
    (Cost $152,486,370) 162,005,623
EXCHANGE-TRADED FUNDS - 3.2%
iShares MSCI India 104,870 5,410,243
a
Total Exchange-Traded Funds
    (Cost $4,866,802) 5,410,243
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$788,775; collateralized by U.S. Treasury
Bonds: 2.000% - 3.750% due 01/15/26 -
08/15/42 and value $804,125) $ 788,342 788,342
Total Short-Term Investments
(Cost $788,342) 788,342
TOTAL INVESTMENTS - 99.2%
(Cost $158,141,514) 168,204,208
OTHER ASSETS & LIABILITIES, NET - 0.8% 1,307,749
NET ASSETS - 100.0% $ 169,511,957
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $1,518,035 $988,359 0.6%

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 5,030,448 $ 369,372 $ 4,661,076 $ –
Austria 4,165,180 809,656 3,355,524 –
Belgium 2,320,285 610,714 1,709,571 –
Brazil 3,006,794 3,006,794 – –
Canada 5,085,188 5,085,188 – –
Cayman 296,355 296,355 – –
China 4,887,643 3,967,596 920,047 –
Denmark 973,845 – 973,845 –
Finland 2,063,822 1,358,968 704,854 –
France 5,448,755 1,476,663 3,972,092 –
Germany 8,195,630 994,183 7,201,447 –
Greece 1,911,827 1,911,827 – –
Hong Kong 3,063,958 – 3,063,958 –
Hungary 1,757,942 1,757,942 – –
Indonesia 944,990 944,990 – –
Ireland 3,373,023 3,373,023 – –
Italy 2,643,607 – 2,643,607 –
Japan 33,420,029 – 33,420,029 –
Mexico 5,110,008 – 5,110,008 –
Netherlands 2,395,549 1,037,255 1,358,294 –
Norway 2,477,110 – 2,477,110 –
Peru 944,424 944,424 – –
Philippines 3,528,100 2,343,905 1,184,195 –
Singapore 2,406,488 1,294,751 1,111,737 –
South Africa 448,337 448,337 – –
South Korea 2,543,209 – 2,543,209 –
Spain 5,973,922 626,732 5,347,190 –
Sweden 3,234,159 – 3,234,159 –
Taiwan 6,000,547 – 6,000,547 –
Thailand 807,090 – 807,090 –
United Kingdom 28,117,857 16,627,460 11,490,397 –
United States 9,429,502 6,657,689 2,771,813 –
Total Common Stocks 162,005,623 55,943,824 106,061,799 –
Exchange-Traded Funds 5,410,243 5,410,243 – –
Short-Term Investments 788,342 – 788,342 –
Total $ 168,204,208 $ 61,354,067 $ 106,850,141 $ –

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 2.4%
Brazil - 0.4%
spacing
Raizen SA 5,007,700 $ 3,534,565
Germany - 2.0%
spacing
Henkel AG & Co. KGaA 74,007 5,948,387
Volkswagen AG 81,379 10,792,808
16,741,195
Total Preferred Stocks
    (Cost $18,751,523) 20,275,760
COMMON STOCKS - 94.7%
Austria - 1.9%
spacing
ams-OSRAM AG * 1,322,924 1,532,456
Erste Group Bank AG 204,415 9,110,303
Mondi PLC 335,055 5,901,425
16,544,184
Belgium - 1.1%
spacing
Ageas SA 137,522 6,370,787
Proximus SADP 327,990 2,653,182
9,023,969
Brazil - 3.2%
spacing
Atacadao SA 1,589,965 4,320,936
Banco Bradesco SA ADR 2,963,580 8,475,839
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 341,744 5,771,367
Telefonica Brasil SA 649,963 6,557,429
Ultrapar Participacoes SA 381,286 2,164,376
27,289,947
Burkina Faso - 0.3%
spacing
Endeavour Mining PLC 110,343 2,241,807
Canada - 1.2%
spacing
ARC Resources Ltd. 221,649 3,951,736
Barrick Gold Corp. 382,054 6,354,639
10,306,375
China - 0.9%
spacing
Alibaba Group Holding Ltd. 442,428 4,000,799
Baidu, Inc. Class A * 141,003 1,856,250
Dongfeng Motor Group Co. Ltd. Class H  3,255,932 1,361,477
7,218,526
Finland - 0.6%
spacing
Nokia OYJ (OMXH) 1,435,956 5,094,908
France - 11.8%
spacing
AXA SA 369,690 13,883,990
BNP Paribas SA 148,368 10,563,041
Carrefour SA 433,274 7,432,519
Cie de Saint-Gobain SA 136,868 10,622,832
Engie SA 743,696 12,462,368
Orange SA 655,549 7,709,266
Renault SA 130,739 6,597,102
Societe Generale SA 361,451 9,684,359
TotalEnergies SE 264,042 18,163,286
a Shares Value
Valeo SE 324,409 $ 4,055,853
101,174,616
Germany - 6.6%
spacing
BASF SE 161,336 9,219,368
Ceconomy AG * 369,058 740,247
Continental AG 60,014 4,332,103
Daimler Truck Holding AG 231,004 11,706,069
Evonik Industries AG 305,933 6,051,405
Fresenius SE & Co. KGaA 247,550 6,675,631
Heidelberg Materials AG 116,666 12,842,752
Mercedes-Benz Group AG 60,781 4,840,411
56,407,986
Hong Kong - 1.9%
spacing
CK Asset Holdings Ltd. 972,234 4,006,259
Prudential PLC 818,514 7,676,490
WH Group Ltd. ~ 7,153,492 4,721,879
16,404,628
India - 0.8%
spacing
Canara Bank 817,802 5,720,649
Oil & Natural Gas Corp. Ltd. 458,360 1,479,599
7,200,248
Ireland - 1.3%
spacing
AIB Group PLC 1,123,554 5,703,650
Bank of Ireland Group PLC 543,371 5,545,140
11,248,790
Italy - 4.8%
spacing
BPER Banca 1,631,706 7,715,344
Eni SpA 833,775 13,202,018
UniCredit SpA 517,935 19,670,800
40,588,162
Japan - 21.2%
spacing
Alfresa Holdings Corp. 161,930 2,353,130
Alps Alpine Co. Ltd. 240,466 1,890,596
Amada Co. Ltd. 263,840 3,021,559
Dai-ichi Life Holdings, Inc. 351,625 8,968,032
DeNA Co. Ltd. * 182,881 1,808,237
Dentsu Group, Inc. 147,040 4,082,821
Eisai Co. Ltd. 37,914 1,561,631
Hakuhodo DY Holdings, Inc. 353,340 3,184,881
Hino Motors Ltd. * 489,428 1,640,103
Honda Motor Co. Ltd. 230,500 2,852,135
Isuzu Motors Ltd. 460,101 6,219,391
Japan Airlines Co. Ltd. 197,047 3,741,471
JGC Holdings Corp. 260,560 2,554,787
Kirin Holdings Co. Ltd. 419,737 5,836,990
Kubota Corp. 609,170 9,557,714
Makita Corp. 195,638 5,560,136
Mitsubishi Estate Co. Ltd. 302,177 5,513,516
Mitsubishi Gas Chemical Co., Inc. 260,450 4,368,985
Mitsubishi UFJ Financial Group, Inc. 156,103 1,588,207
MS&AD Insurance Group Holdings, Inc. 591,015 10,435,866
Nikon Corp. 242,942 2,459,134
Nippon Television Holdings, Inc. 226,847 3,320,921
Nissan Motor Co. Ltd. 1,656,078 6,562,176
Ono Pharmaceutical Co. Ltd. 254,270 4,166,197
Persol Holdings Co. Ltd. 1,665,480 2,329,562
Resona Holdings, Inc. 1,029,765 6,347,940

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Sega Sammy Holdings, Inc. 301,580 $ 3,725,092
Stanley Electric Co. Ltd. 194,686 3,446,590
Subaru Corp. 259,648 5,880,465
Sumitomo Electric Industries Ltd. 414,723 6,426,269
Sumitomo Heavy Industries Ltd. 124,211 3,911,302
Sumitomo Mitsui Trust Holdings, Inc. 443,404 9,553,847
Sumitomo Rubber Industries Ltd. 288,307 3,554,227
T&D Holdings, Inc. 655,356 11,392,835
Taiheiyo Cement Corp. 116,881 2,691,934
Takeda Pharmaceutical Co. Ltd. 199,268 5,542,415
THK Co. Ltd. 209,519 4,926,128
Tsuruha Holdings, Inc. 45,476 3,245,113
Yamato Holdings Co. Ltd. 367,327 5,286,761
181,509,096
Luxembourg - 0.3%
spacing
RTL Group SA 71,059 2,397,488
Malaysia - 0.5%
spacing
CIMB Group Holdings Bhd. 2,881,694 3,991,869
Mexico - 0.3%
spacing
Fresnillo PLC 411,511 2,437,231
Netherlands - 7.2%
spacing
ABN AMRO Bank NV GDR ~ 530,200 9,072,908
ING Groep NV 557,043 9,170,753
Koninklijke Philips NV * 443,921 8,884,611
NN Group NV 188,495 8,701,886
Shell PLC 749,362 24,863,435
VEON Ltd. ADR * 51,594 1,238,772
61,932,365
Norway - 0.1%
spacing
Norsk Hydro ASA 141,005 774,877
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR (OTC) * ± Ω 143,066 –
LUKOIL PJSC ADR (OTC) * ± Ω 24,064 –
Mobile TeleSystems PJSC ADR * ± Ω 327,186 1
Sberbank of Russia PJSC * ± Ω 927,996 –
1
South Africa - 1.2%
spacing
Anglo American PLC 169,198 4,169,515
MTN Group Ltd. 521,299 2,579,273
Old Mutual Ltd. 5,095,565 3,161,187
9,909,975
South Korea - 4.9%
spacing
Coway Co. Ltd. 78,538 3,282,820
Hankook Tire & Technology Co. Ltd. 87,967 3,534,644
Hyundai Mobis Co. Ltd. 39,629 7,693,479
KB Financial Group, Inc. 187,957 9,822,164
KT Corp. ADR * 495,328 6,944,499
Shinhan Financial Group Co. Ltd. 311,961 11,004,444
42,282,050
Sweden - 1.9%
spacing
SKF AB Class B  499,555 10,198,319
a Shares Value
Telefonaktiebolaget LM Ericsson Class B  1,142,496 $ 6,144,521
16,342,840
Switzerland - 4.9%
spacing
Adecco Group AG 168,999 6,685,988
Novartis AG 168,163 16,287,998
Swatch Group AG 31,215 7,281,900
UBS Group AG (XVTX) 371,053 11,425,064
41,680,950
Taiwan - 0.9%
spacing
Catcher Technology Co. Ltd. 630,595 4,285,071
Hon Hai Precision Industry Co. Ltd. 763,600 3,708,844
7,993,915
Thailand - 1.0%
spacing
Kasikornbank PCL 2,440,789 8,294,967
United Kingdom - 11.1%
spacing
Babcock International Group PLC 540,691 3,548,350
BP PLC 2,392,318 15,008,027
British American Tobacco PLC 529,859 16,081,791
British Land Co. PLC REIT 581,373 2,900,460
BT Group PLC 4,222,534 5,843,818
Burberry Group PLC 355,207 5,433,368
CK Hutchison Holdings Ltd. 1,029,099 4,952,691
easyJet PLC 966,852 6,959,376
J Sainsbury PLC 904,712 3,089,081
Kingfisher PLC 1,649,184 5,190,436
Land Securities Group PLC REIT 399,328 3,316,794
Standard Chartered PLC 1,300,194 11,022,677
Tate & Lyle PLC 431,372 3,362,016
WPP PLC 897,718 8,507,788
95,216,673
United States - 2.8%
spacing
GSK PLC 792,772 17,021,113
Holcim Ltd. * 77,506 7,021,791
24,042,904
Total Common Stocks
    (Cost $710,904,686) 809,551,347
EXCHANGE-TRADED FUNDS - 0.2%
iShares Core MSCI EAFE 22,607 1,677,891
a
Total Exchange-Traded Funds
    (Cost $1,655,133) 1,677,891

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $8,879,674; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $9,052,344) $ 8,874,793 $ 8,874,793
Total Short-Term Investments
(Cost $8,874,793) 8,874,793
TOTAL INVESTMENTS - 98.3%
(Cost $740,186,135) 840,379,791
OTHER ASSETS & LIABILITIES, NET - 1.7% 14,899,532
NET ASSETS - 100.0% $ 855,279,323

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 3,534,565 $ 3,534,565 $ – $ –
Germany 16,741,195 – 16,741,195 –
Total Preferred Stocks 20,275,760 3,534,565 16,741,195 –
Common Stocks
Austria 16,544,184 5,901,425 10,642,759 –
Belgium 9,023,969 2,653,182 6,370,787 –
Brazil 27,289,947 27,289,947 – –
Burkina Faso 2,241,807 2,241,807 – –
Canada 10,306,375 10,306,375 – –
China 7,218,526 – 7,218,526 –
Finland 5,094,908 – 5,094,908 –
France 101,174,616 – 101,174,616 –
Germany 56,407,986 – 56,407,986 –
Hong Kong 16,404,628 – 16,404,628 –
India 7,200,248 – 7,200,248 –
Ireland 11,248,790 – 11,248,790 –
Italy 40,588,162 – 40,588,162 –
Japan 181,509,096 – 181,509,096 –
Luxembourg 2,397,488 – 2,397,488 –
Malaysia 3,991,869 – 3,991,869 –
Mexico 2,437,231 – 2,437,231 –
Netherlands 61,932,365 1,238,772 60,693,593 –
Norway 774,877 – 774,877 –
Russia 1 – – 1
South Africa 9,909,975 3,161,187 6,748,788 –
South Korea 42,282,050 6,944,499 35,337,551 –
Sweden 16,342,840 – 16,342,840 –
Switzerland 41,680,950 – 41,680,950 –
Taiwan 7,993,915 – 7,993,915 –
Thailand 8,294,967 – 8,294,967 –
United Kingdom 95,216,673 3,362,016 91,854,657 –
United States 24,042,904 – 24,042,904 –
Total Common Stocks 809,551,347 63,099,210 746,452,136 1
Exchange-Traded Funds 1,677,891 1,677,891 – –
Short-Term Investments 8,874,793 – 8,874,793 –
Total $ 840,379,791 $ 68,311,666 $ 772,068,124 $ 1

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Abiomed, Inc. - Contingent Value
Rights * ± Ω 11,083 $ 31,697
Frequency Therapeutics, Inc. - Contingent
Value Rights * ± 19,740 269
Mirati Therapeutics, Inc. - Contingent Value
Rights * 10,819 7,573
39,539
Total Rights
    (Cost $18,878) 39,539
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $11.50
Exp 06/08/26 * 3,646 88
Nuvation Bio, Inc. Exercise @ $11.50
Exp 07/07/27 * 3,472 1,050
1,138
Total Warrants
    (Cost $16,587) 1,138
COMMON STOCKS - 98.0%
Consumer, Non-Cyclical - 97.6%
spacing
10X Genomics, Inc. Class A * 10,137 380,442
4D Molecular Therapeutics, Inc. * 11,751 374,387
Abbott Laboratories 128,068 14,556,209
AbbVie, Inc. 127,033 23,132,709
AC Immune SA * (Switzerland)  53,150 157,324
Agilent Technologies, Inc. 16,139 2,348,386
Alcon, Inc. (Switzerland)  37,202 3,098,555
Align Technology, Inc. * 7,628 2,501,374
Alnylam Pharmaceuticals, Inc. * 16,650 2,488,342
Amgen, Inc. 50,966 14,490,653
Argenx SE ADR * (Netherlands)  10,376 4,085,239
AstraZeneca PLC (United Kingdom)  16,652 2,237,093
Autolus Therapeutics PLC ADR * (United
Kingdom)  43,998 280,707
Avantor, Inc. * 38,100 974,217
Baxter International, Inc. 40,871 1,746,827
Beam Therapeutics, Inc. * 6,332 209,209
Becton Dickinson & Co. 26,542 6,567,818
BeiGene Ltd. ADR * (China)  4,586 717,205
Bio-Techne Corp. 11,266 793,014
Biogen, Inc. * 28,525 6,150,846
BioMarin Pharmaceutical, Inc. * 30,603 2,672,866
Blueprint Medicines Corp. * 17,980 1,705,583
Boston Scientific Corp. * 301,931 20,679,254
Bridgebio Pharma, Inc. * 11,450 354,034
Cabaletta Bio, Inc. * 20,010 341,371
Cencora, Inc. 42,098 10,229,393
Centene Corp. * 59,921 4,702,600
CG oncology, Inc. * 15,264 670,090
Cigna Group 21,452 7,791,152
Cooper Cos., Inc. 41,557 4,216,373
CureVac NV * (Germany)  20,295 61,494
Daiichi Sankyo Co. Ltd. (Japan)  23,900 760,471
Danaher Corp. 52,697 13,159,495
Denali Therapeutics, Inc. * 21,094 432,849
a Shares Value
Dexcom, Inc. * 31,592 $ 4,381,810
Dyne Therapeutics, Inc. * 7,946 225,587
Edwards Lifesciences Corp. * 51,870 4,956,697
Elanco Animal Health, Inc. * 66,277 1,078,990
Elevance Health, Inc. 20,557 10,659,627
Eli Lilly & Co. 54,275 42,223,779
Envista Holdings Corp. * 15,284 326,772
Exact Sciences Corp. * 13,150 908,139
GE HealthCare Technologies, Inc. 28,921 2,629,208
Genmab AS ADR * (Denmark)  13,702 409,827
Genmab AS * (Denmark)  2,011 602,955
Gilead Sciences, Inc. 76,066 5,571,835
Glaukos Corp. * 3,580 337,558
Guardant Health, Inc. * 10,371 213,954
HCA Healthcare, Inc. 14,924 4,977,602
Humana, Inc. 10,011 3,471,014
IDEXX Laboratories, Inc. * 5,164 2,788,199
Immatics NV * (Germany)  14,799 155,537
Immunocore Holdings PLC ADR * (United
Kingdom)  8,586 558,090
Incyte Corp. * 10,486 597,387
Insmed, Inc. * 11,450 310,638
Inspire Medical Systems, Inc. * 3,972 853,146
Intuitive Surgical, Inc. * 29,990 11,968,709
Ionis Pharmaceuticals, Inc. * 12,857 557,351
IQVIA Holdings, Inc. * 8,226 2,080,273
Johnson & Johnson 48,080 7,605,775
Kyverna Therapeutics, Inc. * 6,592 163,745
Laboratory Corp. of America Holdings 4,565 997,270
Legend Biotech Corp. ADR * 22,053 1,236,953
Longboard Pharmaceuticals, Inc. * 2,001 43,222
Masimo Corp. * 10,387 1,525,331
McKesson Corp. 17,104 9,182,282
Medtronic PLC 54,254 4,728,236
Merck & Co., Inc. 148,920 19,649,994
Merus NV * (Netherlands)  15,542 699,856
Moderna, Inc. * 22,614 2,409,748
MoonLake Immunotherapeutics * 6,926 347,893
Morphic Holding, Inc. * 5,314 187,053
Nautilus Biotechnology, Inc. SPAC * 13,880 40,807
Neurocrine Biosciences, Inc. * 6,698 923,788
Novo Nordisk AS Class B (Denmark)  32,632 4,185,816
Novocure Ltd. * 20,133 314,679
Nuvalent, Inc. Class A * 9,541 716,434
Orchestra BioMed Holdings, Inc. * 12,419 65,448
Penumbra, Inc. * 8,090 1,805,526
Pfizer, Inc. 191,211 5,306,105
Prime Medicine, Inc. * 16,502 115,514
Protagonist Therapeutics, Inc. * 19,124 553,257
PTC Therapeutics, Inc. * 13,615 396,060
Qiagen NV * 23,515 1,010,910
Quest Diagnostics, Inc. 7,745 1,030,937
Rapid Micro Biosystems, Inc. Class A * 16,316 15,827
Regeneron Pharmaceuticals, Inc. * 6,305 6,068,499
Repligen Corp. * 5,582 1,026,641
REVOLUTION Medicines, Inc. * 13,500 435,105
Rhythm Pharmaceuticals, Inc. * 33,403 1,447,352
Rocket Pharmaceuticals, Inc. * 12,602 339,498
Roivant Sciences Ltd. * 39,250 413,695
Sage Therapeutics, Inc. * 9,375 175,687
Sagimet Biosciences, Inc. Class A * 15,000 81,300
Sanofi SA 18,405 1,790,520
Sarepta Therapeutics, Inc. * 15,267 1,976,466
Shockwave Medical, Inc. * 2,130 693,592

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, an investment with a total aggregate value of $31,697 or less than 0.1% of the Fund’s net assets was determined by a valuation committee established under the Valuation Policy.
a Shares Value
STERIS PLC 6,584 $ 1,480,215
Stoke Therapeutics, Inc. * 44,605 602,168
Structure Therapeutics, Inc. ADR * 10,193 436,872
Stryker Corp. 33,898 12,131,077
Tenaya Therapeutics, Inc. * 41,039 214,634
Thermo Fisher Scientific, Inc. 16,324 9,487,672
Ultragenyx Pharmaceutical, Inc. * 9,690 452,426
UnitedHealth Group, Inc. 70,755 35,002,498
Vaxcyte, Inc. * 19,375 1,323,506
Vertex Pharmaceuticals, Inc. * 18,249 7,628,264
Viking Therapeutics, Inc. * 17,531 1,437,542
Voyager Therapeutics, Inc. * 22,110 205,844
West Pharmaceutical Services, Inc. 6,990 2,766,013
Xenon Pharmaceuticals, Inc. * (Canada)  21,801 938,533
Zealand Pharma AS * (Denmark)  3,015 298,635
Zoetis, Inc. 14,061 2,379,262
414,404,247
Diversified - 0.1%
spacing
Helix Acquisition Corp. II * (Cayman)  42,155 436,304
Industrial - 0.3%
spacing
Mettler-Toledo International, Inc. * 800 1,065,032
Total Common Stocks
    (Cost $326,442,207) 415,905,583
Principal
Amount
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $9,626,071; collateralized by U.S.
Treasury Bonds: 2.000% due 01/15/26
and value $9,813,217) $ 9,620,780 9,620,780
Total Short-Term Investments
(Cost $9,620,780) 9,620,780
TOTAL INVESTMENTS - 100.3%
(Cost $336,098,452) 425,567,040
OTHER ASSETS & LIABILITIES, NET - (0.3%) (1,157,093)
NET ASSETS - 100.0% $ 424,409,947

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 39,539 $ – $ 7,573 $ 31,966
Warrants 1,138 1,138 – –
Common Stocks
Consumer, Non-Cyclical 414,404,247 404,528,757 9,875,490 –
Diversified 436,304 436,304 – –
Industrial 1,065,032 1,065,032 – –
Total Common Stocks 415,905,583 406,030,093 9,875,490 –
Short-Term Investments 9,620,780 – 9,620,780 –
Total $ 425,567,040 $ 406,031,231 $ 19,503,843 $ 31,966

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.9%
Consumer, Cyclical - 0.8%
spacing
Marriott Vacations Worldwide Corp. 26,689 $ 2,875,206
Financial - 98.1%
spacing
Agree Realty Corp. REIT 71,573 4,088,250
Alexandria Real Estate Equities, Inc. REIT 91,116 11,745,764
American Healthcare REIT, Inc. 150,727 2,223,223
American Homes 4 Rent Class A REIT 296,413 10,902,070
American Tower Corp. REIT 51,536 10,182,998
Americold Realty Trust, Inc. REIT 258,101 6,431,877
Apartment Income REIT Corp. 137,316 4,458,650
Apple Hospitality REIT, Inc. 201,911 3,307,302
AvalonBay Communities, Inc. REIT 97,434 18,079,853
Broadstone Net Lease, Inc. REIT 291,584 4,569,121
Cousins Properties, Inc. REIT 223,271 5,367,435
DiamondRock Hospitality Co. REIT 254,739 2,448,042
Digital Realty Trust, Inc. REIT 90,637 13,055,353
Equinix, Inc. REIT 31,676 26,143,153
Equity Residential REIT 28,902 1,824,005
Essex Property Trust, Inc. REIT 52,208 12,781,040
Extra Space Storage, Inc. REIT 125,750 18,485,250
First Industrial Realty Trust, Inc. REIT 41,590 2,185,139
Gaming & Leisure Properties, Inc. REIT 162,007 7,463,662
Healthcare Realty Trust, Inc. REIT 196,018 2,773,655
InvenTrust Properties Corp. REIT 67,573 1,737,302
Invitation Homes, Inc. REIT 410,579 14,620,718
Kilroy Realty Corp. REIT 107,206 3,905,515
National Health Investors, Inc. REIT 51,487 3,234,928
NETSTREIT Corp. REIT 129,131 2,372,136
NNN REIT, Inc. 133,220 5,693,823
Prologis, Inc. REIT 225,795 29,403,025
Public Storage REIT 24,954 7,238,157
Regency Centers Corp. REIT 199,027 12,053,075
Rexford Industrial Realty, Inc. REIT 211,599 10,643,430
Sabra Health Care REIT, Inc. 413,692 6,110,231
Simon Property Group, Inc. REIT 37,591 5,882,616
Sun Communities, Inc. REIT 85,905 11,045,665
Terreno Realty Corp. REIT 110,834 7,359,378
Ventas, Inc. REIT 389,645 16,965,143
VICI Properties, Inc. REIT 491,626 14,645,539
Welltower, Inc. REIT 245,440 22,933,914
344,360,437
Total Common Stocks
    (Cost $343,572,802) 347,235,643
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $2,568,594; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $2,618,635) $ 2,567,182 $ 2,567,182
Total Short-Term Investments
(Cost $2,567,182) 2,567,182
TOTAL INVESTMENTS - 99.6%
(Cost $346,139,984) 349,802,825
OTHER ASSETS & LIABILITIES, NET - 0.4% 1,436,839
NET ASSETS - 100.0% $ 351,239,664

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 347,235,643 $ 347,235,643 $ – $ –
Short-Term Investments 2,567,182 – 2,567,182 –
Total $ 349,802,825 $ 347,235,643 $ 2,567,182 $ –

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 1,808 $ –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 96.9%
Communications - 25.5%
spacing
Alphabet, Inc. Class A * 203,375 30,695,389
Amazon.com, Inc. * 21,815 3,934,990
Arista Networks, Inc. * 8,339 2,418,143
Booking Holdings, Inc. 1,491 5,409,169
FactSet Research Systems, Inc. 4,488 2,039,302
Meta Platforms, Inc. Class A  65,022 31,573,383
Palo Alto Networks, Inc. * 19,066 5,417,223
Pinterest, Inc. Class A * 78,030 2,705,300
Shopify, Inc. Class A * (Canada)  91,066 7,027,563
91,220,462
Consumer, Non-Cyclical - 3.6%
spacing
Dun & Bradstreet Holdings, Inc. 106,927 1,073,547
Gartner, Inc. * 11,389 5,428,795
S&P Global, Inc. 4,546 1,934,096
Verisk Analytics, Inc. 18,213 4,293,350
12,729,788
Financial - 0.9%
spacing
Aon PLC Class A  4,825 1,610,199
Mastercard, Inc. Class A  3,163 1,523,206
3,133,405
Industrial - 3.6%
spacing
Amphenol Corp. Class A  46,103 5,317,981
Hitachi Ltd. (Japan)  82,900 7,575,438
12,893,419
Technology - 63.3%
spacing
Accenture PLC Class A  25,584 8,867,670
Advanced Micro Devices, Inc. * 44,203 7,978,199
Analog Devices, Inc. 20,015 3,958,767
Apple, Inc. 110,116 18,882,692
ASML Holding NV (Netherlands)  1,442 1,399,418
Broadcom, Inc. 13,344 17,686,271
Cadence Design Systems, Inc. * 20,602 6,412,991
Constellation Software, Inc. (Canada)  1,574 4,299,435
Datadog, Inc. Class A * 11,611 1,435,120
Descartes Systems Group, Inc. * (Canada)  36,881 3,373,486
HubSpot, Inc. * 5,398 3,382,171
Intel Corp. 109,261 4,826,058
International Business Machines Corp. 7,260 1,386,370
Intuit, Inc. 12,384 8,049,600
KLA Corp. 7,344 5,130,298
Lam Research Corp. 4,824 4,686,854
Marvell Technology, Inc. 102,345 7,254,214
Micron Technology, Inc. 36,821 4,340,828
Microsoft Corp. 94,113 39,595,221
MSCI, Inc. 3,397 1,903,849
NVIDIA Corp. 28,421 25,680,079
Onto Innovation, Inc. * 6,494 1,175,933
a Shares Value
Oracle Corp. 51,848 $ 6,512,627
QUALCOMM, Inc. 16,269 2,754,342
Salesforce, Inc. 42,710 12,863,398
ServiceNow, Inc. * 17,355 13,231,452
Synopsys, Inc. * 6,030 3,446,145
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR (Taiwan)  14,749 2,006,601
Topicus.com, Inc. (Netherlands)  18,580 1,664,388
Tyler Technologies, Inc. * 5,449 2,315,879
226,500,356
Total Common Stocks
    (Cost $238,454,288) 346,477,430
Principal
Amount
SHORT-TERM INVESTMENTS - 3.6%
U.S. Government Agency Issues - 3.6%
Federal Home Loan Bank
5.398% due 04/01/24  $ 12,920,000 12,912,578
Total Short-Term Investments
(Cost $12,920,000) 12,912,578
TOTAL INVESTMENTS - 100.5%
(Cost $251,374,288) 359,390,008
OTHER ASSETS & LIABILITIES, NET - (0.5%) (1,816,461)
NET ASSETS - 100.0% $ 357,573,547

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Communications $ 91,220,462 $ 91,220,462 $ – $ –
Consumer, Non-Cyclical 12,729,788 12,729,788 – –
Financial 3,133,405 3,133,405 – –
Industrial 12,893,419 5,317,981 7,575,438 –
Technology 226,500,356 226,500,356 – –
Total Common Stocks 346,477,430 338,901,992 7,575,438 –
Short-Term Investments 12,912,578 – 12,912,578 –
Total $ 359,390,008 $ 338,901,992 $ 20,488,016 $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.1%
Aristotle ESG Core Bond Fund Class I  598,718 $ 5,142,984
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  64,489 550,090
Calvert Green Bond Fund Class R6  367,887 5,135,705
Calvert High Yield Bond Fund Class R6  44,406 1,071,521
Calvert Small Cap Fund Class R6  37,492 1,342,596
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  56,561 2,286,198
Fidelity International Sustainability Index
Fund Class Institutional  347,845 4,233,274
Fidelity U.S. Sustainability Index Fund
Class Institutional  628,907 14,930,262
PIMCO Low Duration ESG Fund
Class Institutional  216,473 1,943,926
a
Total Mutual Funds
    (Cost $33,070,309) 36,636,556
TOTAL INVESTMENTS - 100.1%
(Cost $33,070,309) 36,636,556
OTHER ASSETS & LIABILITIES, NET - (0.1%) (50,051)
NET ASSETS - 100.0% $ 36,586,505
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 36,636,556 $ 36,636,556 $ – $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.2%
Aristotle ESG Core Bond Fund Class I  130,924 $ 1,124,641
BlackRock Advantage ESG Emerging
Markets Equity Fund Class K  58,450 498,583
Calvert Green Bond Fund Class R6  80,446 1,123,028
Calvert High Yield Bond Fund Class R6  30,164 727,862
Calvert Small Cap Fund Class R6  24,285 869,648
Calvert U.S. Mid Cap Core Responsible
Index Fund Class R6  29,924 1,209,519
Fidelity International Sustainability Index
Fund Class Institutional  219,352 2,669,511
Fidelity U.S. Sustainability Index Fund
Class Institutional  320,788 7,615,505
PIMCO Low Duration ESG Fund
Class Institutional  98,048 880,473
a
Total Mutual Funds
    (Cost $14,694,998) 16,718,770
TOTAL INVESTMENTS - 100.2%
(Cost $14,694,998) 16,718,770
OTHER ASSETS & LIABILITIES, NET - (0.2%) (31,645)
NET ASSETS - 100.0% $ 16,687,125
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 16,718,770 $ 16,718,770 $ – $ –

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 80.6%
American Century Diversified Corporate
Bond 431,433 $ 19,966,719
Avantis Core Fixed Income 1,247,637 51,465,026
Avantis Emerging Markets Equity 88,724 5,142,443
Avantis International Equity 640,893 40,850,520
Avantis Real Estate 80,668 3,410,643
Avantis Short-Term Fixed Income 323,187 14,957,095
Avantis U.S. Equity ETF 1,560,168 139,635,036
a
Total Exchange-Traded Funds
    (Cost $232,601,289) 275,427,482
MUTUAL FUNDS - 19.3%
American Century Diversified Bond Fund
Class I  3,534,741 32,378,227
American Century Short Duration Bond
Fund Class I  475,969 4,631,183
American Century Ultra Fund Class I  328,548 28,836,670
a
Total Mutual Funds
    (Cost $62,187,015) 65,846,080
TOTAL INVESTMENTS - 99.9%
(Cost $294,788,304) 341,273,562
OTHER ASSETS & LIABILITIES, NET - 0.1% 382,595
NET ASSETS - 100.0% $ 341,656,157
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 275,427,482 $ 275,427,482 $ – $ –
Mutual Funds 65,846,080 65,846,080 – –
Total $ 341,273,562 $ 341,273,562 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 3,422,343 $ 39,798,638
PD Aggregate Bond Index Portfolio
Class P * 17,969,188 227,208,614
PD High Yield Bond Market Portfolio
Class P * 1,028,029 20,052,213
PD Large-Cap Growth Index Portfolio
Class P * 683,423 63,093,661
PD Large-Cap Value Index Portfolio
Class P * 1,450,136 70,357,080
PD Mid-Cap Index Portfolio Class P * 1,628,604 23,480,925
PD Small-Cap Growth Index Portfolio
Class P * 58,988 2,605,523
PD Small-Cap Value Index Portfolio
Class P * 143,691 5,237,778
PD Emerging Markets Index Portfolio
Class P * 277,886 5,034,295
PD International Large-Cap Index Portfolio
Class P * 1,783,859 48,449,895
a
Total Affiliated Mutual Funds
    (Cost $447,286,701) 505,318,622
TOTAL INVESTMENTS - 100.0%
(Cost $447,286,701) 505,318,622
OTHER ASSETS & LIABILITIES, NET - (0.0%) (199,558)
NET ASSETS - 100.0% $ 505,119,064
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 505,318,622 $ 505,318,622 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 10,898,694 $ 126,741,604
PD Aggregate Bond Index Portfolio
Class P * 58,356,261 737,876,691
PD High Yield Bond Market Portfolio
Class P * 4,583,487 89,403,138
PD Large-Cap Growth Index Portfolio
Class P * 5,711,338 527,271,335
PD Large-Cap Value Index Portfolio
Class P * 10,674,470 517,899,409
PD Mid-Cap Index Portfolio Class P * 12,910,439 186,140,387
PD Small-Cap Growth Index Portfolio
Class P * 601,195 26,554,926
PD Small-Cap Value Index Portfolio
Class P * 1,098,376 40,037,542
PD Emerging Markets Index Portfolio
Class P * 2,124,035 38,479,882
PD International Large-Cap Index Portfolio
Class P * 11,004,042 298,871,496
a
Total Affiliated Mutual Funds
    (Cost $2,061,417,843) 2,589,276,410
TOTAL INVESTMENTS - 100.0%
(Cost $2,061,417,843) 2,589,276,410
OTHER ASSETS & LIABILITIES, NET - (0.0%) (960,409)
NET ASSETS - 100.0% $ 2,588,316,001
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,589,276,410 $ 2,589,276,410 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio
Class P * 9,458,133 $ 109,989,226
PD Aggregate Bond Index Portfolio
Class P * 23,019,357 291,064,693
PD High Yield Bond Market Portfolio
Class P * 4,132,439 80,605,232
PD Large-Cap Growth Index Portfolio
Class P * 5,054,890 466,668,060
PD Large-Cap Value Index Portfolio
Class P * 9,714,876 471,342,218
PD Mid-Cap Index Portfolio Class P * 10,910,359 157,303,594
PD Small-Cap Growth Index Portfolio
Class P * 948,369 41,889,693
PD Small-Cap Value Index Portfolio
Class P * 1,155,152 42,107,142
PD Emerging Markets Index Portfolio
Class P * 3,351,179 60,711,317
PD International Large-Cap Index Portfolio
Class P * 12,076,429 327,997,678
a
Total Affiliated Mutual Funds
    (Cost $1,676,567,611) 2,049,678,853
TOTAL INVESTMENTS - 100.0%
(Cost $1,676,567,611) 2,049,678,853
OTHER ASSETS & LIABILITIES, NET - (0.0%) (708,336)
NET ASSETS - 100.0% $ 2,048,970,517
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,049,678,853 $ 2,049,678,853 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 7,402,722 $ 90,441,122
Diversified Bond Portfolio Class P * 13,912,446 190,201,856
Floating Rate Income Portfolio Class P * 323,659 5,236,969
High Yield Bond Portfolio Class P * 3,279,017 36,772,867
Inflation Managed Portfolio Class P * 1,886,248 26,166,170
Intermediate Bond Portfolio Class P * 10,853,671 99,876,285
Managed Bond Portfolio Class P * 10,845,745 163,305,673
Short Duration Bond Portfolio Class P * 11,477,816 130,126,976
Emerging Markets Debt Portfolio Class P * 2,030,977 26,575,275
Equity Index Portfolio Class P * 113,675 16,057,525
Focused Growth Portfolio Class P * 199,190 13,322,282
Growth Portfolio Class P * 173,212 13,306,317
Large-Cap Core Portfolio Class P * 470,313 40,727,277
Large-Cap Growth Portfolio Class P * 817,554 25,061,419
Large-Cap Value Portfolio Class P * 557,130 24,369,114
Mid-Cap Equity Portfolio Class P * 197,801 8,727,720
Mid-Cap Growth Portfolio Class P * 714,371 22,499,212
Mid-Cap Value Portfolio Class P * 362,050 17,460,815
Small-Cap Equity Portfolio Class P * 66,937 2,724,665
Small-Cap Value Portfolio Class P * 77,785 2,738,411
Value Portfolio Class P * 686,944 17,158,837
Value Advantage Portfolio Class P * 759,908 21,854,219
Emerging Markets Portfolio Class P * 554,492 10,653,918
International Growth Portfolio Class P * 1,431,839 13,757,487
International Large-Cap Portfolio Class P * 933,858 14,715,080
International Value Portfolio Class P * 702,904 14,077,145
Real Estate Portfolio Class P * 152,328 5,299,355
a
Total Affiliated Mutual Funds
    (Cost $1,000,361,307) 1,053,213,991
TOTAL INVESTMENTS - 100.0%
(Cost $1,000,361,307) 1,053,213,991
OTHER ASSETS & LIABILITIES, NET - (0.0%) (381,400)
NET ASSETS - 100.0% $ 1,052,832,591
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,053,213,991 $ 1,053,213,991 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 9,227,291 $ 112,732,393
Diversified Bond Portfolio Class P * 17,279,688 236,236,594
Floating Rate Income Portfolio Class P * 481,332 7,788,209
High Yield Bond Portfolio Class P * 2,786,516 31,249,657
Inflation Managed Portfolio Class P * 1,683,102 23,348,109
Intermediate Bond Portfolio Class P * 13,521,435 124,425,248
Managed Bond Portfolio Class P * 13,492,850 203,163,448
Short Duration Bond Portfolio Class P * 10,924,437 123,853,171
Emerging Markets Debt Portfolio Class P * 2,416,301 31,617,224
Equity Index Portfolio Class P * 287,380 40,594,875
Focused Growth Portfolio Class P * 509,495 34,076,228
Growth Portfolio Class P * 443,043 34,035,103
Large-Cap Core Portfolio Class P * 1,177,946 102,005,516
Large-Cap Growth Portfolio Class P * 2,172,921 66,609,030
Large-Cap Value Portfolio Class P * 1,325,630 57,983,704
Mid-Cap Equity Portfolio Class P * 202,230 8,923,130
Mid-Cap Growth Portfolio Class P * 885,301 27,882,677
Mid-Cap Value Portfolio Class P * 235,554 11,360,216
Small-Cap Equity Portfolio Class P * 139,361 5,672,687
Small-Cap Growth Portfolio Class P * 115,663 3,939,317
Small-Cap Index Portfolio Class P * 256,543 8,937,960
Small-Cap Value Portfolio Class P * 161,946 5,701,305
Value Portfolio Class P * 1,692,021 42,264,159
Value Advantage Portfolio Class P * 1,864,622 53,624,733
Emerging Markets Portfolio Class P * 1,236,896 23,765,519
International Growth Portfolio Class P * 5,159,483 49,573,682
International Large-Cap Portfolio Class P * 2,678,360 42,203,744
International Value Portfolio Class P * 2,130,770 42,673,178
Real Estate Portfolio Class P * 453,082 15,762,338
a
Total Affiliated Mutual Funds
    (Cost $1,423,898,056) 1,572,003,154
TOTAL INVESTMENTS - 100.0%
(Cost $1,423,898,056) 1,572,003,154
OTHER ASSETS & LIABILITIES, NET - (0.0%) (560,046)
NET ASSETS - 100.0% $ 1,571,443,108
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,572,003,154 $ 1,572,003,154 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 26,790,283 $ 327,304,383
Diversified Bond Portfolio Class P * 50,431,881 689,471,691
High Yield Bond Portfolio Class P * 9,460,504 106,095,772
Inflation Managed Portfolio Class P * 5,079,303 70,460,461
Intermediate Bond Portfolio Class P * 39,402,777 362,587,268
Managed Bond Portfolio Class P * 39,315,190 591,973,501
Short Duration Bond Portfolio Class P * 49,452,505 560,655,855
Emerging Markets Debt Portfolio Class P * 8,203,555 107,343,276
Equity Index Portfolio Class P * 1,938,618 273,846,074
Focused Growth Portfolio Class P * 3,647,289 243,939,430
Growth Portfolio Class P * 3,218,211 247,226,725
Large-Cap Core Portfolio Class P * 7,915,213 685,426,254
Large-Cap Growth Portfolio Class P * 16,393,657 502,533,606
Large-Cap Value Portfolio Class P * 7,667,807 335,393,604
Mid-Cap Equity Portfolio Class P * 1,664,452 73,441,757
Mid-Cap Growth Portfolio Class P * 8,014,961 252,432,368
Mid-Cap Value Portfolio Class P * 1,523,282 73,464,298
Small-Cap Equity Portfolio Class P * 991,352 40,353,058
Small-Cap Growth Portfolio Class P * 1,256,591 42,797,555
Small-Cap Index Portfolio Class P * 1,689,161 58,850,334
Small-Cap Value Portfolio Class P * 1,152,009 40,556,482
Value Portfolio Class P * 10,549,906 263,520,952
Value Advantage Portfolio Class P * 11,766,111 338,381,943
Emerging Markets Portfolio Class P * 5,599,273 107,583,492
International Growth Portfolio Class P * 33,365,141 320,581,146
International Large-Cap Portfolio Class P * 13,471,516 212,274,814
International Value Portfolio Class P * 9,099,820 182,243,123
Real Estate Portfolio Class P * 1,025,445 35,674,389
a
Total Affiliated Mutual Funds
    (Cost $5,999,704,708) 7,146,413,611
TOTAL INVESTMENTS - 100.0%
(Cost $5,999,704,708) 7,146,413,611
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,400,467)
NET ASSETS - 100.0% $ 7,144,013,144
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 7,146,413,611 $ 7,146,413,611 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 25,120,740 $ 306,907,110
Diversified Bond Portfolio Class P * 47,289,132 646,506,082
High Yield Bond Portfolio Class P * 8,870,897 99,483,558
Inflation Managed Portfolio Class P * 2,381,387 33,034,779
Intermediate Bond Portfolio Class P * 36,947,291 339,991,710
Managed Bond Portfolio Class P * 36,865,174 555,083,308
Short Duration Bond Portfolio Class P * 31,879,736 361,428,826
Emerging Markets Debt Portfolio Class P * 7,692,280 100,653,263
Equity Index Portfolio Class P * 1,841,712 260,157,274
Focused Growth Portfolio Class P * 3,419,983 228,736,671
Growth Portfolio Class P * 3,017,665 231,820,567
Large-Cap Core Portfolio Class P * 7,500,035 649,473,435
Large-Cap Growth Portfolio Class P * 15,262,269 467,851,870
Large-Cap Value Portfolio Class P * 7,502,494 328,162,732
Mid-Cap Equity Portfolio Class P * 1,716,781 75,750,720
Mid-Cap Growth Portfolio Class P * 7,408,088 233,318,818
Mid-Cap Value Portfolio Class P * 2,071,094 99,883,935
Small-Cap Equity Portfolio Class P * 929,552 37,837,466
Small-Cap Growth Portfolio Class P * 1,178,262 40,129,793
Small-Cap Index Portfolio Class P * 1,583,869 55,181,951
Small-Cap Value Portfolio Class P * 1,080,194 38,028,249
Value Portfolio Class P * 10,163,348 253,865,313
Value Advantage Portfolio Class P * 11,272,529 324,186,990
Emerging Markets Portfolio Class P * 5,250,329 100,878,950
International Growth Portfolio Class P * 30,590,930 293,925,793
International Large-Cap Portfolio Class P * 13,263,678 208,999,853
International Small-Cap Portfolio Class P * 3,646,104 67,235,595
International Value Portfolio Class P * 10,068,555 201,644,083
Real Estate Portfolio Class P * 1,923,097 66,902,942
a
Total Affiliated Mutual Funds
    (Cost $5,479,867,687) 6,707,061,636
TOTAL INVESTMENTS - 100.0%
(Cost $5,479,867,687) 6,707,061,636
OTHER ASSETS & LIABILITIES, NET - (0.0%) (2,220,176)
NET ASSETS - 100.0% $ 6,704,841,460
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,707,061,636 $ 6,707,061,636 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P * 3,142,655 $ 38,394,694
Diversified Bond Portfolio Class P * 5,853,012 80,018,546
High Yield Bond Portfolio Class P * 1,463,942 16,417,519
Intermediate Bond Portfolio Class P * 4,528,598 41,672,496
Managed Bond Portfolio Class P * 4,562,832 68,703,108
Short Duration Bond Portfolio Class P * 10,761,255 122,003,141
Emerging Markets Debt Portfolio Class P * 1,904,144 24,915,663
Equity Index Portfolio Class P * 509,181 71,926,123
Focused Growth Portfolio Class P * 946,168 63,281,985
Growth Portfolio Class P * 833,580 64,036,596
Large-Cap Core Portfolio Class P * 2,088,605 180,864,916
Large-Cap Growth Portfolio Class P * 4,239,968 129,972,625
Large-Cap Value Portfolio Class P * 2,089,300 91,386,974
Mid-Cap Equity Portfolio Class P * 463,598 20,455,663
Mid-Cap Growth Portfolio Class P * 1,807,177 56,917,313
Mid-Cap Value Portfolio Class P * 671,770 32,397,880
Small-Cap Equity Portfolio Class P * 313,776 12,772,285
Small-Cap Growth Portfolio Class P * 704,866 24,006,646
Small-Cap Index Portfolio Class P * 514,580 17,927,967
Small-Cap Value Portfolio Class P * 364,625 12,836,616
Value Portfolio Class P * 2,851,342 71,222,281
Value Advantage Portfolio Class P * 3,146,628 90,493,968
Emerging Markets Portfolio Class P * 2,599,306 49,942,630
International Growth Portfolio Class P * 9,637,337 92,598,098
International Large-Cap Portfolio Class P * 4,950,912 78,013,042
International Small-Cap Portfolio Class P * 902,543 16,643,243
International Value Portfolio Class P * 3,928,585 78,678,213
Real Estate Portfolio Class P * 476,039 16,561,005
a
Total Affiliated Mutual Funds
    (Cost $1,321,492,030) 1,665,061,236
TOTAL INVESTMENTS - 100.0%
(Cost $1,321,492,030) 1,665,061,236
OTHER ASSETS & LIABILITIES, NET - (0.0%) (557,035)
NET ASSETS - 100.0% $ 1,664,504,201
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,665,061,236 $ 1,665,061,236 $ – $ –

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 99.0%
Basic Materials - 1.2%
BHP Billiton Finance USA Ltd. (Australia)
4.875% due 02/27/26  $ 500,000 $ 498,498
DuPont de Nemours, Inc.
4.493% due 11/15/25  250,000 246,779
Ecolab, Inc.
2.700% due 11/01/26  250,000 237,515
EIDP, Inc.
1.700% due 07/15/25  250,000 238,742
4.500% due 05/15/26  180,000 177,986
FMC Corp.
3.200% due 10/01/26  250,000 236,399
Linde, Inc.
4.700% due 12/05/25  250,000 248,938
LYB International Finance III LLC
1.250% due 10/01/25  350,000 328,760
Nucor Corp.
2.000% due 06/01/25  250,000 240,369
Nutrien Ltd. (Canada)
5.950% due 11/07/25  320,000 322,745
PPG Industries, Inc.
1.200% due 03/15/26  250,000 231,874
RPM International, Inc.
3.750% due 03/15/27  250,000 239,289
3,247,894
Communications - 5.8%
Alphabet, Inc.
1.998% due 08/15/26  500,000 470,716
Amazon.com, Inc.
0.800% due 06/03/25  350,000 333,628
1.000% due 05/12/26  500,000 461,851
3.000% due 04/13/25  250,000 244,866
4.600% due 12/01/25  250,000 249,110
5.200% due 12/03/25  250,000 251,187
AT&T, Inc.
2.950% due 07/15/26  350,000 333,660
3.800% due 02/15/27  350,000 338,973
5.539% due 02/20/26  300,000 299,846
Baidu, Inc. (China)
1.625% due 02/23/27  150,000 136,283
4.125% due 06/30/25  750,000 737,035
Booking Holdings, Inc.
3.600% due 06/01/26  250,000 242,867
Charter Communications Operating LLC/
Charter Communications Operating
Capital
4.908% due 07/23/25  1,250,000 1,235,126
6.150% due 11/10/26  120,000 120,969
Cisco Systems, Inc.
3.500% due 06/15/25  250,000 245,916
4.800% due 02/26/27  315,000 315,608
4.900% due 02/26/26  235,000 235,279
Comcast Corp.
2.350% due 01/15/27  250,000 233,911
3.150% due 03/01/26  500,000 484,321
3.300% due 02/01/27  250,000 239,934
3.375% due 08/15/25  500,000 488,812
5.250% due 11/07/25  355,000 356,529
Discovery Communications LLC
3.950% due 06/15/25  1,250,000 1,229,422
a
Principal
Amount Value
eBay, Inc.
1.400% due 05/10/26  $ 350,000 $ 324,472
5.900% due 11/22/25  175,000 176,351
Fox Corp.
3.050% due 04/07/25  250,000 243,817
Netflix, Inc.
4.375% due 11/15/26  350,000 344,805
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600% due 04/15/26  250,000 242,879
Paramount Global
2.900% due 01/15/27  150,000 137,251
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  250,000 235,835
3.625% due 12/15/25  250,000 242,718
Sprint LLC
7.625% due 03/01/26  750,000 775,349
T-Mobile USA, Inc.
2.250% due 02/15/26  1,000,000 946,882
3.500% due 04/15/25  250,000 245,151
TCI Communications, Inc.
7.875% due 02/15/26  250,000 262,291
Thomson Reuters Corp. (Canada)
3.350% due 05/15/26  250,000 240,767
TWDC Enterprises 18 Corp.
1.850% due 07/30/26  250,000 234,010
3.000% due 02/13/26  250,000 241,110
3.150% due 09/17/25  500,000 486,431
Verizon Communications, Inc.
1.450% due 03/20/26  1,000,000 932,842
3.000% due 03/22/27  250,000 236,976
Walt Disney Co.
3.375% due 11/15/26  250,000 240,849
16,076,635
Consumer, Cyclical - 8.2%
American Honda Finance Corp.
1.200% due 07/08/25  750,000 712,632
4.600% due 04/17/25  500,000 496,218
4.950% due 01/09/26  95,000 94,816
5.250% due 07/07/26  210,000 211,266
AutoZone, Inc.
5.050% due 07/15/26  185,000 185,347
Dollar Tree, Inc.
4.000% due 05/15/25  500,000 491,685
DR Horton, Inc.
2.600% due 10/15/25  250,000 239,667
Ford Motor Co.
4.346% due 12/08/26  250,000 243,474
Ford Motor Credit Co. LLC
2.700% due 08/10/26  2,000,000 1,864,933
4.389% due 01/08/26  1,000,000 975,855
5.800% due 03/05/27  250,000 251,031
General Motors Co.
6.125% due 10/01/25  350,000 353,093
General Motors Financial Co., Inc.
1.500% due 06/10/26  500,000 460,086
2.350% due 02/26/27  200,000 184,726
2.750% due 06/20/25  1,400,000 1,353,410
4.000% due 10/06/26  250,000 242,486
5.400% due 04/06/26  280,000 280,191
6.050% due 10/10/25  300,000 302,344
Harley-Davidson, Inc.
3.500% due 07/28/25  250,000 243,927

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Hasbro, Inc.
3.550% due 11/19/26  $ 250,000 $ 238,422
Home Depot, Inc.
3.350% due 09/15/25  1,000,000 977,987
4.950% due 09/30/26  170,000 170,325
Honda Motor Co. Ltd. (Japan)
2.534% due 03/10/27  250,000 234,409
Lennar Corp.
5.250% due 06/01/26  250,000 250,025
Lowe's Cos., Inc.
4.400% due 09/08/25  805,000 795,386
4.800% due 04/01/26  140,000 139,238
Magna International, Inc. (Canada)
5.980% due 03/21/26  250,000 250,018
Marriott International, Inc.
3.750% due 10/01/25  250,000 243,994
5.450% due 09/15/26  85,000 85,468
McDonald's Corp.
3.700% due 01/30/26  650,000 636,314
NIKE, Inc.
2.375% due 11/01/26  250,000 235,553
O'Reilly Automotive, Inc.
5.750% due 11/20/26  125,000 127,090
PACCAR Financial Corp.
2.850% due 04/07/25  100,000 97,747
4.950% due 10/03/25  100,000 99,810
5.050% due 08/10/26  510,000 512,021
PVH Corp.
4.625% due 07/10/25  250,000 246,342
Ralph Lauren Corp.
3.750% due 09/15/25  250,000 244,624
Sands China Ltd. (Macau)
4.050% due 01/08/26  500,000 481,920
Southwest Airlines Co.
5.250% due 05/04/25  500,000 498,119
Starbucks Corp.
4.750% due 02/15/26  345,000 342,983
4.850% due 02/08/27  250,000 249,617
Tapestry, Inc.
4.250% due 04/01/25  200,000 196,798
7.000% due 11/27/26  65,000 66,997
7.050% due 11/27/25  50,000 51,051
TJX Cos., Inc.
2.250% due 09/15/26  250,000 235,664
Toyota Motor Corp. (Japan)
5.275% due 07/13/26  170,000 171,208
Toyota Motor Credit Corp.
1.125% due 06/18/26  250,000 230,189
3.000% due 04/01/25  350,000 342,556
3.050% due 03/22/27  250,000 237,876
3.650% due 08/18/25  620,000 608,511
3.950% due 06/30/25  175,000 172,576
4.450% due 05/18/26  250,000 247,687
5.000% due 08/14/26  750,000 750,948
5.000% due 03/19/27  90,000 90,305
5.400% due 11/10/25  100,000 100,533
5.400% due 11/20/26  250,000 252,975
United Airlines Pass-Through Trust Class A
4.300% due 02/15/27  528,322 518,587
VF Corp.
2.400% due 04/23/25  250,000 240,715
Walmart, Inc.
3.050% due 07/08/26  350,000 337,653
a
Principal
Amount Value
3.900% due 09/09/25  $ 520,000 $ 512,724
4.000% due 04/15/26  135,000 133,278
Warnermedia Holdings, Inc.
3.755% due 03/15/27  500,000 477,298
Whirlpool Corp.
3.700% due 05/01/25  350,000 343,518
22,664,246
Consumer, Non-Cyclical - 14.0%
Abbott Laboratories
3.750% due 11/30/26  250,000 244,382
3.875% due 09/15/25  350,000 345,299
AbbVie, Inc.
2.950% due 11/21/26  750,000 714,426
3.200% due 05/14/26  500,000 482,763
3.600% due 05/14/25  250,000 245,444
4.800% due 03/15/27  810,000 811,120
Altria Group, Inc.
4.400% due 02/14/26  500,000 492,850
Amgen, Inc.
2.600% due 08/19/26  500,000 473,592
3.125% due 05/01/25  750,000 732,108
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26  550,000 537,746
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26  500,000 461,999
4.800% due 02/26/27  180,000 179,982
AstraZeneca PLC (United Kingdom)
3.375% due 11/16/25  750,000 731,221
Automatic Data Processing, Inc.
3.375% due 09/15/25  250,000 244,657
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  750,000 698,531
Baxalta, Inc.
4.000% due 06/23/25  250,000 246,020
Baxter International, Inc.
1.915% due 02/01/27  150,000 137,005
2.600% due 08/15/26  500,000 470,769
Bio-Rad Laboratories, Inc.
3.300% due 03/15/27  250,000 237,169
Biogen, Inc.
4.050% due 09/15/25  300,000 294,545
Boston Scientific Corp.
1.900% due 06/01/25  150,000 144,159
Bristol-Myers Squibb Co.
3.200% due 06/15/26  500,000 482,179
3.250% due 02/27/27  200,000 192,516
4.900% due 02/22/27  165,000 165,418
4.950% due 02/20/26  145,000 145,041
Brown-Forman Corp.
3.500% due 04/15/25  200,000 196,314
Bunge Ltd. Finance Corp.
1.630% due 08/17/25  250,000 236,893
3.250% due 08/15/26  250,000 239,103
Cigna Group
1.250% due 03/15/26  250,000 231,695
3.250% due 04/15/25  250,000 244,527
4.125% due 11/15/25  250,000 246,536
4.500% due 02/25/26  250,000 247,080
Cintas Corp. No. 2
3.450% due 05/01/25  250,000 245,108

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Colgate-Palmolive Co.
4.800% due 03/02/26  $ 145,000 $ 145,502
CommonSpirit Health
1.547% due 10/01/25  500,000 470,304
Conagra Brands, Inc.
4.600% due 11/01/25  300,000 296,316
5.300% due 10/01/26  250,000 250,642
Conopco, Inc.
7.250% due 12/15/26  250,000 265,080
Constellation Brands, Inc.
4.400% due 11/15/25  500,000 492,687
CVS Health Corp.
2.875% due 06/01/26  500,000 476,840
3.875% due 07/20/25  250,000 245,383
5.000% due 02/20/26  705,000 702,862
Diageo Capital PLC (United Kingdom)
1.375% due 09/29/25  500,000 473,332
Elevance Health, Inc.
4.900% due 02/08/26  570,000 566,498
Eli Lilly & Co.
4.500% due 02/09/27  500,000 498,720
Equifax, Inc.
2.600% due 12/15/25  250,000 238,804
Flowers Foods, Inc.
3.500% due 10/01/26  250,000 240,370
GE HealthCare Technologies, Inc.
5.600% due 11/15/25  400,000 401,482
General Mills, Inc.
4.000% due 04/17/25  500,000 492,842
4.700% due 01/30/27  75,000 74,397
Gilead Sciences, Inc.
3.650% due 03/01/26  500,000 487,393
Global Payments, Inc.
1.200% due 03/01/26  350,000 323,886
2.150% due 01/15/27  150,000 138,468
GXO Logistics, Inc.
1.650% due 07/15/26  250,000 229,355
HCA, Inc.
4.500% due 02/15/27  250,000 245,195
5.250% due 04/15/25  350,000 348,621
5.375% due 09/01/26  250,000 250,053
5.875% due 02/15/26  1,000,000 1,004,605
Hershey Co.
3.200% due 08/21/25  250,000 244,394
Humana, Inc.
1.350% due 02/03/27  150,000 135,154
Illumina, Inc.
5.800% due 12/12/25  350,000 350,727
JBS USA LUX SA/JBS USA Food Co./JBS
USA Finance, Inc.
2.500% due 01/15/27  250,000 230,604
Johnson & Johnson
0.550% due 09/01/25  400,000 376,367
2.450% due 03/01/26  250,000 239,667
2.950% due 03/03/27  250,000 239,534
Kenvue, Inc.
5.350% due 03/22/26  250,000 251,916
Keurig Dr Pepper, Inc.
3.400% due 11/15/25  250,000 242,770
5.100% due 03/15/27  225,000 225,400
Kraft Heinz Foods Co.
3.000% due 06/01/26  500,000 478,800
a
Principal
Amount Value
Kroger Co.
2.650% due 10/15/26  $ 250,000 $ 235,765
3.500% due 02/01/26  350,000 340,110
Laboratory Corp. of America Holdings
1.550% due 06/01/26  250,000 231,624
McCormick & Co., Inc.
0.900% due 02/15/26  150,000 138,666
McKesson Corp.
0.900% due 12/03/25  250,000 232,722
Mead Johnson Nutrition Co. (United
Kingdom)
4.125% due 11/15/25  250,000 245,351
Merck & Co., Inc.
0.750% due 02/24/26  250,000 231,949
Molson Coors Beverage Co.
3.000% due 07/15/26  250,000 238,722
Mondelez International, Inc.
1.500% due 05/04/25  250,000 239,779
Novartis Capital Corp. (Switzerland)
2.000% due 02/14/27  250,000 232,924
3.000% due 11/20/25  500,000 485,893
PayPal Holdings, Inc.
1.650% due 06/01/25  250,000 239,940
2.650% due 10/01/26  250,000 236,074
PeaceHealth Obligated Group
1.375% due 11/15/25  250,000 232,716
Pepsico Singapore Financing I Pte. Ltd.
4.650% due 02/16/27  500,000 497,478
PepsiCo, Inc.
2.750% due 04/30/25  250,000 243,837
2.850% due 02/24/26  250,000 241,491
3.500% due 07/17/25  250,000 245,034
5.125% due 11/10/26  130,000 131,067
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  780,000 772,141
4.650% due 05/19/25  450,000 447,218
Pfizer, Inc.
2.750% due 06/03/26  350,000 335,747
3.000% due 12/15/26  350,000 335,098
Philip Morris International, Inc.
0.875% due 05/01/26  250,000 229,636
4.750% due 02/12/27  140,000 139,273
4.875% due 02/13/26  985,000 981,542
5.000% due 11/17/25  240,000 239,477
Procter & Gamble Co.
0.550% due 10/29/25  250,000 234,004
2.450% due 11/03/26  250,000 236,825
2.700% due 02/02/26  250,000 240,912
2.800% due 03/25/27  250,000 238,028
4.100% due 01/26/26  50,000 49,539
Reynolds American, Inc. (United Kingdom)
4.450% due 06/12/25  350,000 345,425
S&P Global, Inc.
2.450% due 03/01/27  250,000 234,065
Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/26  500,000 478,354
Stryker Corp.
3.375% due 11/01/25  250,000 242,890
3.500% due 03/15/26  250,000 242,526
Sysco Corp.
3.750% due 10/01/25  250,000 243,907
Thermo Fisher Scientific, Inc.
4.953% due 08/10/26  250,000 250,483

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.000% due 12/05/26  $ 250,000 $ 251,092
Unilever Capital Corp. (United Kingdom)
2.000% due 07/28/26  250,000 234,601
UnitedHealth Group, Inc.
1.150% due 05/15/26  500,000 462,580
3.100% due 03/15/26  350,000 338,483
4.600% due 04/15/27  250,000 248,655
5.150% due 10/15/25  405,000 405,614
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  750,000 724,807
Verisk Analytics, Inc.
4.000% due 06/15/25  250,000 245,708
Zoetis, Inc.
5.400% due 11/14/25  345,000 345,567
38,868,506
Energy - 4.8%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
2.061% due 12/15/26  250,000 231,102
BP Capital Markets America, Inc.
3.119% due 05/04/26  450,000 433,609
3.410% due 02/11/26  250,000 243,154
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25  500,000 500,209
Chevron Corp.
1.554% due 05/11/25  250,000 240,495
2.954% due 05/16/26  750,000 722,367
Chevron USA, Inc.
0.687% due 08/12/25  250,000 235,933
Columbia Pipeline Group, Inc.
4.500% due 06/01/25  250,000 246,550
Enbridge, Inc. (Canada)
4.250% due 12/01/26  250,000 245,032
5.900% due 11/15/26  110,000 112,073
Energy Transfer LP
3.900% due 07/15/26  250,000 242,531
4.750% due 01/15/26  250,000 247,511
5.950% due 12/01/25  250,000 251,733
6.050% due 12/01/26  500,000 510,177
Enterprise Products Operating LLC
4.600% due 01/11/27  250,000 248,561
5.050% due 01/10/26  555,000 554,811
Exxon Mobil Corp.
2.275% due 08/16/26  250,000 236,771
3.043% due 03/01/26  850,000 823,671
HF Sinclair Corp.
5.875% due 04/01/26  239,000 240,700
Kinder Morgan, Inc.
1.750% due 11/15/26  250,000 229,464
4.300% due 06/01/25  250,000 246,519
Marathon Petroleum Corp.
4.700% due 05/01/25  300,000 297,545
MPLX LP
1.750% due 03/01/26  250,000 233,839
4.875% due 06/01/25  500,000 495,971
Occidental Petroleum Corp.
5.875% due 09/01/25  500,000 501,948
ONEOK, Inc.
2.200% due 09/15/25  350,000 334,123
5.550% due 11/01/26  250,000 252,369
Ovintiv, Inc.
5.375% due 01/01/26  250,000 249,138
5.650% due 05/15/25  85,000 85,035
a
Principal
Amount Value
Phillips 66
1.300% due 02/15/26  $ 250,000 $ 232,722
Phillips 66 Co.
3.550% due 10/01/26  250,000 241,562
Pioneer Natural Resources Co.
5.100% due 03/29/26  240,000 239,777
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  250,000 245,539
Sabine Pass Liquefaction LLC
5.000% due 03/15/27  250,000 249,357
Shell International Finance BV
(Netherlands)
2.500% due 09/12/26  500,000 474,044
2.875% due 05/10/26  650,000 624,410
Spectra Energy Partners LP
3.375% due 10/15/26  250,000 239,412
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27  250,000 261,541
Transcontinental Gas Pipe Line Co. LLC
7.850% due 02/01/26  250,000 259,461
Western Midstream Operating LP
4.650% due 07/01/26  500,000 490,894
Williams Cos., Inc.
5.400% due 03/02/26  280,000 280,853
13,332,513
Financial - 45.9%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  500,000 508,340
6.500% due 07/15/25  250,000 252,498
Aflac, Inc.
2.875% due 10/15/26  250,000 237,610
Air Lease Corp.
2.875% due 01/15/26  750,000 717,617
3.375% due 07/01/25  250,000 243,720
Aircastle Ltd.
4.250% due 06/15/26  250,000 242,958
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25  250,000 244,824
Allied World Assurance Co. Holdings Ltd.
4.350% due 10/29/25  250,000 244,039
Allstate Corp.
0.750% due 12/15/25  250,000 231,724
Ally Financial, Inc.
5.800% due 05/01/25  250,000 249,643
American Express Co.
1.650% due 11/04/26  250,000 229,268
3.950% due 08/01/25  450,000 442,284
4.200% due 11/06/25  1,000,000 986,212
4.900% due 02/13/26  45,000 44,813
4.990% due 05/01/26  500,000 497,162
5.098% due 02/16/28  80,000 79,904
6.338% due 10/30/26  250,000 253,371
American Tower Corp.
1.300% due 09/15/25  250,000 235,688
1.600% due 04/15/26  500,000 464,495
3.375% due 10/15/26  350,000 334,407
4.400% due 02/15/26  250,000 245,789
Ameriprise Financial, Inc.
2.875% due 09/15/26  250,000 237,961
Aon Global Ltd.
3.875% due 12/15/25  750,000 733,752

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Aon North America, Inc.
5.125% due 03/01/27  $ 95,000 $ 95,602
ARES Capital Corp.
2.150% due 07/15/26  250,000 230,299
3.250% due 07/15/25  250,000 241,575
Australia & New Zealand Banking Group
Ltd. (Australia)
3.700% due 11/16/25  250,000 244,779
4.750% due 01/18/27  250,000 249,725
5.000% due 03/18/26  250,000 249,941
5.088% due 12/08/25  250,000 250,120
5.671% due 10/03/25  400,000 403,685
AvalonBay Communities, Inc.
2.950% due 05/11/26  250,000 239,295
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25  50,000 46,965
5.862% due 09/14/26  200,000 200,366
Banco Santander SA (Spain)
1.849% due 03/25/26  200,000 186,930
4.175% due 03/24/28  200,000 192,848
5.147% due 08/18/25  1,310,000 1,301,251
5.552% due 03/14/28  200,000 200,104
6.527% due 11/07/27  280,000 287,283
Bank of America Corp.
1.319% due 06/19/26  2,700,000 2,567,310
1.734% due 07/22/27  1,000,000 922,159
3.559% due 04/23/27  1,000,000 965,154
3.824% due 01/20/28  500,000 481,707
4.450% due 03/03/26  700,000 689,904
4.827% due 07/22/26  1,150,000 1,140,047
5.080% due 01/20/27  950,000 945,528
5.933% due 09/15/27  750,000 760,228
Bank of America NA
5.526% due 08/18/26  500,000 505,189
Bank of Montreal (Canada)
1.850% due 05/01/25  250,000 240,822
3.700% due 06/07/25  560,000 549,575
5.266% due 12/11/26  210,000 210,998
5.300% due 06/05/26  350,000 351,042
5.920% due 09/25/25  250,000 252,628
Bank of New York Mellon Corp.
2.800% due 05/04/26  250,000 239,020
4.414% due 07/24/26  1,490,000 1,472,474
4.947% due 04/26/27  250,000 248,920
5.148% due 05/22/26  250,000 249,575
Bank of Nova Scotia (Canada)
1.350% due 06/24/26  350,000 322,676
2.700% due 08/03/26  1,000,000 946,872
4.500% due 12/16/25  250,000 245,974
4.750% due 02/02/26  580,000 575,955
5.350% due 12/07/26  250,000 251,357
Barclays PLC (United Kingdom)
2.279% due 11/24/27  250,000 229,971
2.852% due 05/07/26  950,000 921,107
4.375% due 01/12/26  250,000 245,399
5.200% due 05/12/26  250,000 247,501
5.674% due 03/12/28  225,000 225,864
5.829% due 05/09/27  1,065,000 1,067,578
6.496% due 09/13/27  250,000 255,100
7.325% due 11/02/26  250,000 256,246
Berkshire Hathaway, Inc.
3.125% due 03/15/26  750,000 726,475
a
Principal
Amount Value
Blackstone Private Credit Fund
2.625% due 12/15/26  $ 250,000 $ 228,221
3.250% due 03/15/27  250,000 230,816
7.050% due 09/29/25  600,000 609,170
Blackstone Secured Lending Fund
2.750% due 09/16/26  350,000 322,752
Blue Owl Capital Corp.
3.400% due 07/15/26  350,000 329,867
Boston Properties LP
3.650% due 02/01/26  500,000 482,077
Brookfield Finance, Inc. (Canada)
4.250% due 06/02/26  250,000 245,612
Canadian Imperial Bank of Commerce
(Canada)
0.950% due 10/23/25  250,000 234,800
1.250% due 06/22/26  250,000 230,440
3.300% due 04/07/25  35,000 34,262
3.945% due 08/04/25  350,000 343,850
5.615% due 07/17/26  200,000 201,853
5.926% due 10/02/26  350,000 356,810
Capital One Financial Corp.
4.200% due 10/29/25  1,000,000 977,879
7.149% due 10/29/27  100,000 104,097
Charles Schwab Corp.
0.900% due 03/11/26  1,000,000 922,005
1.150% due 05/13/26  350,000 322,756
5.875% due 08/24/26  165,000 167,791
Citibank NA
5.488% due 12/04/26  585,000 591,405
5.864% due 09/29/25  565,000 570,614
Citigroup, Inc.
1.122% due 01/28/27  1,300,000 1,202,779
3.106% due 04/08/26  500,000 487,472
3.400% due 05/01/26  500,000 481,593
3.887% due 01/10/28  250,000 241,142
4.400% due 06/10/25  1,000,000 986,445
5.610% due 09/29/26  750,000 751,380
CNA Financial Corp.
4.500% due 03/01/26  350,000 345,360
CNO Financial Group, Inc.
5.250% due 05/30/25  250,000 248,748
Commonwealth Bank of Australia (Australia)
5.316% due 03/13/26  500,000 503,569
5.499% due 09/12/25  300,000 301,819
Cooperatieve Rabobank UA (Netherlands)
3.750% due 07/21/26  250,000 240,321
4.375% due 08/04/25  550,000 540,661
4.850% due 01/09/26  250,000 249,495
5.041% due 03/05/27  250,000 250,963
5.500% due 07/18/25  440,000 441,730
Corebridge Financial, Inc.
3.500% due 04/04/25  500,000 489,603
Credit Suisse AG (Switzerland)
1.250% due 08/07/26  1,000,000 911,297
Crown Castle International Corp.
2.900% due 03/15/27  250,000 233,917
Crown Castle, Inc.
1.050% due 07/15/26  250,000 227,354
3.700% due 06/15/26  500,000 483,091
Deutsche Bank AG (Germany)
2.311% due 11/16/27  250,000 228,646
4.100% due 01/13/26  350,000 341,842
5.706% due 02/08/28  280,000 279,687

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.119% due 07/14/26  $ 165,000 $ 165,683
7.146% due 07/13/27  985,000 1,012,641
Discover Bank
3.450% due 07/27/26  250,000 238,163
Discover Financial Services
4.100% due 02/09/27  200,000 193,013
4.500% due 01/30/26  250,000 245,820
EPR Properties
4.500% due 04/01/25  200,000 197,079
4.750% due 12/15/26  250,000 242,118
Equinix, Inc.
1.450% due 05/15/26  350,000 322,060
2.900% due 11/18/26  250,000 234,611
ERP Operating LP
2.850% due 11/01/26  250,000 236,897
Fifth Third Bank NA
2.250% due 02/01/27  150,000 138,767
3.950% due 07/28/25  500,000 490,107
GLP Capital LP/GLP Financing II, Inc.
5.250% due 06/01/25  350,000 347,979
Goldman Sachs Bank USA
5.283% due 03/18/27  1,750,000 1,749,635
Goldman Sachs BDC, Inc.
6.375% due 03/11/27  125,000 125,994
Goldman Sachs Group, Inc.
1.431% due 03/09/27  1,000,000 926,447
1.542% due 09/10/27  1,500,000 1,370,997
2.640% due 02/24/28  2,000,000 1,863,297
3.615% due 03/15/28  500,000 478,398
3.750% due 02/25/26  250,000 244,196
4.250% due 10/21/25  250,000 245,414
5.798% due 08/10/26  355,000 356,243
Golub Capital BDC, Inc.
2.500% due 08/24/26  250,000 229,795
Highwoods Realty LP
3.875% due 03/01/27  150,000 141,301
Host Hotels & Resorts LP
4.000% due 06/15/25  250,000 244,805
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26  1,850,000 1,772,510
2.099% due 06/04/26  250,000 239,842
2.251% due 11/22/27  500,000 460,941
3.900% due 05/25/26  750,000 730,514
4.292% due 09/12/26  500,000 491,002
5.887% due 08/14/27  1,000,000 1,008,967
7.336% due 11/03/26  200,000 205,840
HSBC USA, Inc.
5.294% due 03/04/27  500,000 503,043
ING Groep NV (Netherlands)
3.950% due 03/29/27  250,000 241,662
4.017% due 03/28/28  500,000 481,938
JPMorgan Chase & Co.
1.045% due 11/19/26  1,250,000 1,165,853
2.083% due 04/22/26  2,300,000 2,216,763
3.782% due 02/01/28  1,000,000 963,288
3.960% due 01/29/27  500,000 488,267
4.125% due 12/15/26  1,750,000 1,706,943
5.040% due 01/23/28  250,000 249,216
6.070% due 10/22/27  335,000 341,906
7.625% due 10/15/26  100,000 106,043
7.750% due 07/15/25  250,000 257,576
JPMorgan Chase Bank NA
5.110% due 12/08/26  1,000,000 1,003,128
a
Principal
Amount Value
KeyBank NA
4.150% due 08/08/25  $ 250,000 $ 243,093
4.700% due 01/26/26  1,000,000 977,177
Kimco Realty OP LLC
2.800% due 10/01/26  250,000 235,970
Kite Realty Group LP
4.000% due 10/01/26  150,000 142,888
Lloyds Banking Group PLC (United
Kingdom)
1.627% due 05/11/27  500,000 460,493
3.750% due 03/18/28  250,000 239,395
4.450% due 05/08/25  250,000 247,025
4.650% due 03/24/26  350,000 343,306
4.716% due 08/11/26  200,000 197,678
5.462% due 01/05/28  350,000 350,190
5.985% due 08/07/27  775,000 782,542
Main Street Capital Corp.
3.000% due 07/14/26  250,000 233,179
Manufacturers & Traders Trust Co.
4.650% due 01/27/26  250,000 244,693
5.400% due 11/21/25  250,000 247,850
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  250,000 245,947
Mastercard, Inc.
2.950% due 11/21/26  250,000 238,772
Mid-America Apartments LP
1.100% due 09/15/26  250,000 226,932
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.412% due 07/17/25  2,250,000 2,140,621
5.541% due 04/17/26  200,000 200,006
Mizuho Financial Group, Inc. (Japan)
2.651% due 05/22/26  350,000 339,351
2.839% due 09/13/26  500,000 473,360
Morgan Stanley
2.188% due 04/28/26  500,000 482,524
3.125% due 07/27/26  1,000,000 956,733
3.625% due 01/20/27  500,000 483,094
3.875% due 01/27/26  500,000 488,597
4.000% due 07/23/25  1,100,000 1,082,194
4.679% due 07/17/26  345,000 341,406
5.050% due 01/28/27  300,000 298,947
6.138% due 10/16/26  750,000 758,830
Morgan Stanley Bank NA
4.754% due 04/21/26  360,000 357,738
4.952% due 01/14/28  515,000 513,026
5.479% due 07/16/25  690,000 692,859
5.882% due 10/30/26  1,275,000 1,299,894
Morgan Stanley Direct Lending Fund
4.500% due 02/11/27  150,000 144,502
Nasdaq, Inc.
5.650% due 06/28/25  45,000 45,154
National Australia Bank Ltd. (Australia)
2.500% due 07/12/26  250,000 236,920
3.375% due 01/14/26  500,000 485,791
4.750% due 12/10/25  250,000 249,167
4.966% due 01/12/26  250,000 249,771
NatWest Group PLC (United Kingdom)
4.800% due 04/05/26  250,000 247,183
5.583% due 03/01/28  200,000 201,075
5.847% due 03/02/27  500,000 502,576
7.472% due 11/10/26  750,000 770,715

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  $ 350,000 $ 321,999
1.851% due 07/16/25  250,000 238,229
5.709% due 01/09/26  500,000 501,495
Northern Trust Corp.
3.950% due 10/30/25  250,000 245,018
PNC Bank NA
3.875% due 04/10/25  250,000 245,819
PNC Financial Services Group, Inc.
1.150% due 08/13/26  750,000 684,279
2.600% due 07/23/26  250,000 236,662
4.758% due 01/26/27  90,000 89,191
5.300% due 01/21/28  125,000 125,174
5.812% due 06/12/26  290,000 291,053
Principal Financial Group, Inc.
3.100% due 11/15/26  250,000 238,321
Prologis LP
3.250% due 10/01/26  250,000 239,377
Prudential Financial, Inc.
1.500% due 03/10/26  500,000 468,137
Realty Income Corp.
3.000% due 01/15/27  150,000 141,855
4.125% due 10/15/26  250,000 244,262
Royal Bank of Canada (Canada)
3.375% due 04/14/25  250,000 245,152
4.650% due 01/27/26  750,000 741,670
4.875% due 01/12/26  200,000 199,359
4.875% due 01/19/27  165,000 164,694
4.950% due 04/25/25  715,000 712,711
5.200% due 07/20/26  500,000 501,790
Santander Holdings USA, Inc.
2.490% due 01/06/28  150,000 136,379
4.500% due 07/17/25  250,000 245,864
5.807% due 09/09/26  60,000 60,053
Santander UK Group Holdings PLC (United
Kingdom)
1.532% due 08/21/26  750,000 706,720
6.833% due 11/21/26  300,000 305,084
Simon Property Group LP
3.250% due 11/30/26  250,000 239,089
3.500% due 09/01/25  750,000 732,610
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26  250,000 230,815
Sumitomo Mitsui Financial Group, Inc.
(Japan)
1.402% due 09/17/26  500,000 457,258
2.632% due 07/14/26  250,000 236,976
3.010% due 10/19/26  500,000 474,962
3.784% due 03/09/26  250,000 243,737
5.464% due 01/13/26  1,285,000 1,289,917
5.880% due 07/13/26  520,000 527,958
Synchrony Bank
5.400% due 08/22/25  250,000 247,791
Synchrony Financial
3.700% due 08/04/26  250,000 237,889
4.875% due 06/13/25  130,000 128,103
Toronto-Dominion Bank (Canada)
due 04/05/27 # 200,000 199,770
0.750% due 09/11/25  250,000 234,871
0.750% due 01/06/26  500,000 464,162
1.150% due 06/12/25  250,000 238,199
1.250% due 09/10/26  1,000,000 912,687
5.103% due 01/09/26  200,000 200,416
a
Principal
Amount Value
5.264% due 12/11/26  $ 130,000 $ 130,901
5.532% due 07/17/26  500,000 504,562
Truist Bank
3.300% due 05/15/26  250,000 240,015
3.625% due 09/16/25  250,000 243,407
Truist Financial Corp.
1.200% due 08/05/25  250,000 236,415
3.700% due 06/05/25  350,000 343,212
4.260% due 07/28/26  1,200,000 1,180,844
6.047% due 06/08/27  115,000 116,581
U.S. Bancorp
3.100% due 04/27/26  500,000 479,691
5.727% due 10/21/26  95,000 95,541
6.787% due 10/26/27  1,000,000 1,035,793
UBS Group AG (Switzerland)
4.550% due 04/17/26  500,000 492,136
Ventas Realty LP
4.125% due 01/15/26  250,000 244,332
Visa, Inc.
3.150% due 12/14/25  800,000 778,247
Wachovia Corp.
7.574% due 08/01/26  500,000 523,686
Wells Fargo & Co.
2.188% due 04/30/26  250,000 240,819
3.000% due 04/22/26  1,500,000 1,434,895
3.000% due 10/23/26  300,000 284,070
3.196% due 06/17/27  1,250,000 1,193,879
3.526% due 03/24/28  500,000 476,046
3.908% due 04/25/26  295,000 289,614
4.540% due 08/15/26  1,150,000 1,135,629
Wells Fargo Bank NA
4.811% due 01/15/26  525,000 522,507
5.254% due 12/11/26  400,000 401,660
5.450% due 08/07/26  315,000 317,201
Welltower OP LLC
4.000% due 06/01/25  500,000 491,645
Westpac Banking Corp. (Australia)
2.700% due 08/19/26  500,000 475,495
2.850% due 05/13/26  350,000 335,660
3.350% due 03/08/27  250,000 240,053
3.735% due 08/26/25  250,000 245,458
5.512% due 11/17/25  250,000 251,886
126,850,496
Industrial - 6.9%
3M Co.
3.000% due 08/07/25  500,000 486,009
Amcor Flexibles North America, Inc.
4.000% due 05/17/25  350,000 343,744
Amphenol Corp.
4.750% due 03/30/26  255,000 253,207
Berry Global, Inc.
1.570% due 01/15/26  250,000 233,816
Boeing Co.
2.196% due 02/04/26  2,000,000 1,873,252
2.250% due 06/15/26  250,000 232,310
2.700% due 02/01/27  250,000 230,385
2.800% due 03/01/27  250,000 231,013
Burlington Northern Santa Fe LLC
7.000% due 12/15/25  250,000 257,959
Canadian Pacific Railway Co. (Canada)
1.750% due 12/02/26  250,000 229,695
Carrier Global Corp.
5.800% due 11/30/25  110,000 110,771

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Caterpillar Financial Services Corp.
0.800% due 11/13/25  $ 250,000 $ 234,037
2.400% due 08/09/26  250,000 236,698
3.650% due 08/12/25  200,000 196,083
4.350% due 05/15/26  250,000 247,365
4.500% due 01/08/27  135,000 134,186
4.800% due 01/06/26  125,000 124,819
5.050% due 02/27/26  250,000 250,470
5.150% due 08/11/25  500,000 500,517
CNH Industrial Capital LLC
1.450% due 07/15/26  350,000 321,399
1.875% due 01/15/26  250,000 235,238
3.950% due 05/23/25  95,000 93,326
CSX Corp.
2.600% due 11/01/26  250,000 236,528
Emerson Electric Co.
0.875% due 10/15/26  250,000 226,914
Flex Ltd.
3.750% due 02/01/26  600,000 582,273
Fortive Corp.
3.150% due 06/15/26  250,000 239,223
GATX Corp.
5.400% due 03/15/27  80,000 80,590
General Dynamics Corp.
2.125% due 08/15/26  500,000 468,970
Hexcel Corp.
4.950% due 08/15/25  250,000 245,838
Honeywell International, Inc.
1.100% due 03/01/27  250,000 225,963
2.500% due 11/01/26  350,000 330,815
Howmet Aerospace, Inc.
5.900% due 02/01/27  150,000 152,293
Illinois Tool Works, Inc.
2.650% due 11/15/26  250,000 237,214
John Deere Capital Corp.
1.050% due 06/17/26  500,000 460,485
2.650% due 06/10/26  500,000 477,059
3.400% due 06/06/25  555,000 544,161
4.500% due 01/08/27  250,000 248,168
4.750% due 06/08/26  215,000 214,384
4.800% due 01/09/26  165,000 164,594
4.850% due 03/05/27  250,000 250,202
4.950% due 06/06/25  85,000 84,953
4.950% due 03/06/26  200,000 200,129
5.300% due 09/08/25  100,000 100,396
L3Harris Technologies, Inc.
3.850% due 12/15/26  250,000 241,794
Lennox International, Inc.
1.350% due 08/01/25  250,000 236,590
Lockheed Martin Corp.
3.550% due 01/15/26  500,000 488,306
Norfolk Southern Corp.
2.900% due 06/15/26  250,000 238,967
Regal Rexnord Corp.
6.050% due 02/15/26 ~ 500,000 502,846
Republic Services, Inc.
0.875% due 11/15/25  250,000 233,201
RTX Corp.
2.650% due 11/01/26  250,000 235,864
5.000% due 02/27/26  250,000 249,465
5.750% due 11/08/26  120,000 121,878
Ryder System, Inc.
4.625% due 06/01/25  250,000 247,561
a
Principal
Amount Value
5.300% due 03/15/27  $ 110,000 $ 110,822
Stanley Black & Decker, Inc.
6.272% due 03/06/26  250,000 250,006
TD SYNNEX Corp.
1.750% due 08/09/26  250,000 228,761
Trane Technologies Financing Ltd.
3.500% due 03/21/26  250,000 242,001
Tyco Electronics Group SA
4.500% due 02/13/26  620,000 613,595
Union Pacific Corp.
2.750% due 03/01/26  350,000 336,159
4.750% due 02/21/26  65,000 64,950
United Parcel Service, Inc.
3.900% due 04/01/25  400,000 394,968
Waste Management, Inc.
0.750% due 11/15/25  500,000 466,831
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/26  250,000 239,491
WRKCo, Inc.
4.650% due 03/15/26  250,000 247,027
Xylem, Inc.
3.250% due 11/01/26  250,000 238,939
19,057,473
Technology - 6.8%
Analog Devices, Inc.
2.950% due 04/01/25  200,000 195,497
3.500% due 12/05/26  250,000 241,614
Apple, Inc.
0.550% due 08/20/25  350,000 329,683
1.125% due 05/11/25  1,500,000 1,436,725
2.050% due 09/11/26  500,000 469,479
2.450% due 08/04/26  250,000 237,574
3.200% due 05/13/25  350,000 342,994
3.250% due 02/23/26  500,000 486,240
3.350% due 02/09/27  250,000 241,625
Applied Materials, Inc.
3.900% due 10/01/25  250,000 246,060
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.875% due 01/15/27  500,000 484,840
Broadcom, Inc.
3.459% due 09/15/26  250,000 240,617
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  250,000 240,197
CDW LLC/CDW Finance Corp.
2.670% due 12/01/26  250,000 232,398
4.125% due 05/01/25  250,000 245,646
Dell International LLC/EMC Corp.
6.020% due 06/15/26  821,000 831,896
Fidelity National Information Services, Inc.
1.150% due 03/01/26  500,000 463,108
Fiserv, Inc.
3.850% due 06/01/25  750,000 735,947
5.150% due 03/15/27  215,000 215,861
Hewlett Packard Enterprise Co.
4.900% due 10/15/25  750,000 745,305
HP, Inc.
2.200% due 06/17/25  500,000 481,436
IBM International Capital Pte. Ltd.
4.600% due 02/05/27  250,000 247,495
4.700% due 02/05/26  250,000 248,306
Intel Corp.
2.600% due 05/19/26  250,000 237,995

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.875% due 02/10/26  $ 920,000 $ 917,412
International Business Machines Corp.
2.200% due 02/09/27  150,000 139,406
3.300% due 05/15/26  750,000 723,906
4.000% due 07/27/25  300,000 295,394
4.500% due 02/06/26  250,000 248,347
Intuit, Inc.
0.950% due 07/15/25  250,000 236,947
Lam Research Corp.
3.750% due 03/15/26  250,000 244,303
Microchip Technology, Inc.
4.250% due 09/01/25  350,000 344,382
Micron Technology, Inc.
4.185% due 02/15/27  150,000 146,217
Microsoft Corp.
2.400% due 08/08/26  350,000 332,257
3.125% due 11/03/25  1,200,000 1,169,434
3.300% due 02/06/27  500,000 484,798
NVIDIA Corp.
3.200% due 09/16/26  500,000 483,064
NXP BV/NXP Funding LLC (China)
5.350% due 03/01/26  500,000 500,378
Oracle Corp.
1.650% due 03/25/26  500,000 466,946
2.500% due 04/01/25  350,000 339,573
2.650% due 07/15/26  350,000 331,312
QUALCOMM, Inc.
3.450% due 05/20/25  250,000 245,418
Roper Technologies, Inc.
1.000% due 09/15/25  250,000 235,154
Skyworks Solutions, Inc.
1.800% due 06/01/26  250,000 231,699
Take-Two Interactive Software, Inc.
5.000% due 03/28/26  250,000 248,772
Texas Instruments, Inc.
4.600% due 02/08/27  120,000 119,862
TSMC Arizona Corp. (Taiwan)
1.750% due 10/25/26  500,000 460,837
18,824,356
Utilities - 5.4%
AEP Transmission Co. LLC
3.100% due 12/01/26  250,000 237,943
American Electric Power Co., Inc.
5.699% due 08/15/25  340,000 340,826
Appalachian Power Co.
3.400% due 06/01/25  250,000 244,172
Avangrid, Inc.
3.200% due 04/15/25  350,000 341,109
CenterPoint Energy Houston Electric LLC
3.000% due 02/01/27  150,000 142,668
CenterPoint Energy, Inc.
1.450% due 06/01/26  250,000 231,013
5.250% due 08/10/26  250,000 250,645
Cleco Corporate Holdings LLC
3.743% due 05/01/26  350,000 336,697
CMS Energy Corp.
3.000% due 05/15/26  250,000 238,482
Commonwealth Edison Co.
2.550% due 06/15/26  250,000 237,677
DTE Electric Co.
4.850% due 12/01/26  120,000 119,975
DTE Energy Co.
2.850% due 10/01/26  250,000 236,449
a
Principal
Amount Value
Duke Energy Corp.
0.900% due 09/15/25  $ 750,000 $ 704,062
4.850% due 01/05/27  110,000 109,583
5.000% due 12/08/25  90,000 89,759
Edison International
4.700% due 08/15/25  100,000 98,812
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  250,000 240,159
Enel Americas SA (Chile)
4.000% due 10/25/26  250,000 240,303
Entergy Louisiana LLC
2.400% due 10/01/26  150,000 140,805
Evergy Kansas Central, Inc.
2.550% due 07/01/26  250,000 237,150
Eversource Energy
0.800% due 08/15/25  250,000 234,209
5.000% due 01/01/27  85,000 84,802
Exelon Corp.
3.950% due 06/15/25  250,000 245,570
Fortis, Inc. (Canada)
3.055% due 10/04/26  250,000 236,784
Georgia Power Co.
3.250% due 04/01/26  250,000 240,940
5.004% due 02/23/27  90,000 90,152
National Fuel Gas Co.
5.200% due 07/15/25  250,000 248,780
National Rural Utilities Cooperative Finance
Corp.
1.000% due 06/15/26  500,000 458,247
4.450% due 03/13/26  315,000 311,729
4.800% due 02/05/27  250,000 250,257
5.600% due 11/13/26  180,000 182,561
NextEra Energy Capital Holdings, Inc.
4.450% due 06/20/25  1,370,000 1,353,785
4.950% due 01/29/26  260,000 258,866
Pacific Gas & Electric Co.
2.950% due 03/01/26  750,000 716,427
3.150% due 01/01/26  250,000 240,482
4.950% due 06/08/25  50,000 49,609
Pinnacle West Capital Corp.
1.300% due 06/15/25  250,000 237,090
PPL Capital Funding, Inc.
3.100% due 05/15/26  250,000 239,193
Puget Energy, Inc.
3.650% due 05/15/25  250,000 244,223
Sempra
5.400% due 08/01/26  250,000 250,824
Southern California Edison Co.
1.200% due 02/01/26  750,000 696,889
4.200% due 06/01/25  65,000 64,136
5.350% due 03/01/26  115,000 115,229
Southern California Gas Co.
2.600% due 06/15/26  250,000 237,237
3.200% due 06/15/25  250,000 244,555
Southern Co. Gas Capital Corp.
3.250% due 06/15/26  250,000 239,564
Southern Power Co.
0.900% due 01/15/26  750,000 694,242
Virginia Electric & Power Co.
2.950% due 11/15/26  250,000 237,790
3.150% due 01/15/26  500,000 483,088
WEC Energy Group, Inc.
4.750% due 01/09/26  385,000 381,612

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
5.600% due 09/12/26  $ 190,000 $ 192,241
Xcel Energy, Inc.
1.750% due 03/15/27  250,000 225,212
3.350% due 12/01/26  250,000 237,596
15,042,210
Total Corporate Bonds & Notes
    (Cost $274,053,399) 273,964,329
Shares
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
BlackRock Liquidity Funds: T-Fund
Institutional Shares 5.277% 6,502,653 6,502,653
a
Total Short-Term Investments
(Cost $6,502,653) 6,502,653
TOTAL INVESTMENTS - 101.4%
(Cost $280,556,052) 280,466,982
OTHER ASSETS & LIABILITIES, NET - (1.4%) (3,932,202)
NET ASSETS - 100.0% $ 276,534,780
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 273,964,329 $ – $ 273,964,329 $ –
Short-Term Investments 6,502,653 6,502,653 – –
Total $ 280,466,982 $ 6,502,653 $ 273,964,329 $ –

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 26.8%
Basic Materials - 0.6%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 99,521
4.850% due 02/08/34  300,000 296,985
Albemarle Corp.
5.050% due 06/01/32  100,000 95,964
5.450% due 12/01/44  50,000 46,299
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 207,649
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 09/30/43  500,000 481,808
Celanese U.S. Holdings LLC
1.400% due 08/05/26  25,000 22,815
6.165% due 07/15/27  250,000 254,737
6.350% due 11/15/28  180,000 186,596
Dow Chemical Co.
2.100% due 11/15/30  250,000 211,298
3.600% due 11/15/50  250,000 182,413
4.250% due 10/01/34  141,000 130,059
4.800% due 05/15/49  65,000 57,290
DuPont de Nemours, Inc.
4.725% due 11/15/28  150,000 149,865
5.319% due 11/15/38  65,000 64,994
5.419% due 11/15/48  75,000 74,993
Eastman Chemical Co.
4.650% due 10/15/44  50,000 42,600
4.800% due 09/01/42  100,000 88,239
Ecolab, Inc.
1.650% due 02/01/27  100,000 91,652
2.125% due 02/01/32  100,000 83,114
2.700% due 12/15/51  100,000 64,765
EIDP, Inc.
4.800% due 05/15/33  200,000 197,316
Freeport-McMoRan, Inc.
4.125% due 03/01/28  150,000 143,607
4.625% due 08/01/30  100,000 96,156
5.450% due 03/15/43  100,000 95,824
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 123,447
Huntsman International LLC
4.500% due 05/01/29  45,000 42,999
International Paper Co.
4.350% due 08/15/48  54,000 45,660
6.000% due 11/15/41  200,000 207,412
Kinross Gold Corp. (Canada)
6.250% due 07/15/33 ~ 100,000 103,807
Linde, Inc.
1.100% due 08/10/30  50,000 40,461
2.000% due 08/10/50  30,000 17,005
4.700% due 12/05/25  100,000 99,575
LYB International Finance III LLC
1.250% due 10/01/25  20,000 18,786
2.250% due 10/01/30  25,000 21,087
3.375% due 10/01/40  30,000 22,536
3.625% due 04/01/51  40,000 28,362
3.800% due 10/01/60  30,000 20,993
4.200% due 05/01/50  300,000 234,947
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 62,476
Mosaic Co.
5.450% due 11/15/33  163,000 163,072
a
Principal
Amount Value
NewMarket Corp.
2.700% due 03/18/31  $ 100,000 $ 84,271
Newmont Corp.
2.250% due 10/01/30  65,000 55,351
2.600% due 07/15/32  100,000 83,737
5.875% due 04/01/35  100,000 104,633
Nucor Corp.
2.000% due 06/01/25  250,000 240,369
2.979% due 12/15/55  25,000 16,216
Nutrien Ltd. (Canada)
2.950% due 05/13/30  50,000 44,615
4.200% due 04/01/29  55,000 53,134
5.250% due 01/15/45  139,000 131,210
5.950% due 11/07/25  35,000 35,300
PPG Industries, Inc.
1.200% due 03/15/26  70,000 64,925
2.800% due 08/15/29  50,000 45,196
Reliance, Inc.
1.300% due 08/15/25  40,000 37,824
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 32,246
7.125% due 07/15/28  50,000 54,579
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 189,802
5.000% due 03/09/33  300,000 301,867
RPM International, Inc.
5.250% due 06/01/45  50,000 47,518
Sherwin-Williams Co.
3.450% due 06/01/27  60,000 57,374
3.950% due 01/15/26  150,000 146,710
4.000% due 12/15/42  50,000 41,301
4.500% due 06/01/47  29,000 25,370
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 142,261
7.500% due 07/27/35  50,000 57,852
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 8,917
2.400% due 06/15/25  15,000 14,449
3.250% due 01/15/31  40,000 35,658
3.250% due 10/15/50  20,000 13,324
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 35,333
3.125% due 01/15/32  40,000 33,254
3.750% due 01/15/31  125,000 110,581
Suzano International Finance BV (Brazil)
5.500% due 01/17/27  50,000 49,830
Vale Overseas Ltd. (Brazil)
6.125% due 06/12/33  250,000 252,591
6.875% due 11/21/36  150,000 160,417
Westlake Corp.
4.375% due 11/15/47  100,000 82,646
7,609,845
Communications - 2.3%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 245,903
3.150% due 02/09/51  350,000 233,024
Alphabet, Inc.
0.800% due 08/15/27  150,000 133,401
1.900% due 08/15/40  150,000 100,870
1.998% due 08/15/26  200,000 188,287
2.250% due 08/15/60  150,000 86,489
Amazon.com, Inc.
0.800% due 06/03/25  565,000 538,571

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.000% due 05/12/26  $ 100,000 $ 92,370
1.500% due 06/03/30  85,000 70,982
1.650% due 05/12/28  100,000 89,330
2.100% due 05/12/31  100,000 84,839
2.500% due 06/03/50  40,000 25,553
2.875% due 05/12/41  100,000 76,164
3.100% due 05/12/51  100,000 71,879
3.250% due 05/12/61  100,000 70,310
3.300% due 04/13/27  150,000 144,326
3.600% due 04/13/32  200,000 186,343
3.875% due 08/22/37  195,000 176,131
3.950% due 04/13/52  150,000 126,027
4.050% due 08/22/47  70,000 61,037
4.100% due 04/13/62  100,000 84,378
4.250% due 08/22/57  100,000 87,139
4.550% due 12/01/27  100,000 99,996
4.600% due 12/01/25  100,000 99,644
4.700% due 12/01/32  100,000 100,441
5.200% due 12/03/25  50,000 50,237
America Movil SAB de CV (Mexico)
2.875% due 05/07/30  200,000 176,948
6.375% due 03/01/35  125,000 136,275
AT&T, Inc.
1.650% due 02/01/28  300,000 265,775
2.250% due 02/01/32  165,000 134,146
2.550% due 12/01/33  250,000 200,327
2.750% due 06/01/31  100,000 86,165
3.500% due 06/01/41  200,000 156,214
3.500% due 09/15/53  247,000 174,403
3.550% due 09/15/55  433,000 303,010
3.650% due 06/01/51  350,000 257,179
3.650% due 09/15/59  621,000 432,707
3.800% due 12/01/57  200,000 144,922
3.850% due 06/01/60  45,000 32,577
4.250% due 03/01/27  100,000 98,207
4.300% due 12/15/42  393,000 337,377
4.350% due 03/01/29  150,000 146,187
4.350% due 06/15/45  177,000 150,975
4.500% due 05/15/35  90,000 84,104
4.550% due 03/09/49  100,000 85,789
4.850% due 03/01/39  70,000 65,357
5.350% due 09/01/40  161,000 157,720
5.400% due 02/15/34  150,000 152,024
Baidu, Inc. (China)
1.625% due 02/23/27  200,000 181,711
2.375% due 08/23/31  200,000 166,307
Bell Telephone Co. of Canada or Bell
Canada (Canada)
2.150% due 02/15/32  40,000 32,375
3.200% due 02/15/52  20,000 13,646
3.650% due 08/15/52  70,000 52,497
4.464% due 04/01/48  65,000 56,020
5.200% due 02/15/34  100,000 99,146
Booking Holdings, Inc.
3.600% due 06/01/26  50,000 48,574
4.625% due 04/13/30  200,000 197,643
British Telecommunications PLC (United
Kingdom)
5.125% due 12/04/28  200,000 201,239
9.625% due 12/15/30  50,000 61,354
a
Principal
Amount Value
Charter Communications Operating LLC/
Charter Communications Operating
Capital
3.500% due 06/01/41  $ 60,000 $ 40,319
3.750% due 02/15/28  100,000 92,795
3.850% due 04/01/61  335,000 198,990
3.900% due 06/01/52  175,000 111,414
4.200% due 03/15/28  200,000 188,598
4.400% due 12/01/61  100,000 65,380
4.800% due 03/01/50  350,000 259,304
4.908% due 07/23/25  150,000 148,215
5.125% due 07/01/49  100,000 77,568
5.375% due 05/01/47  50,000 40,321
6.150% due 11/10/26  120,000 120,969
6.384% due 10/23/35  70,000 69,222
6.484% due 10/23/45  165,000 153,048
6.650% due 02/01/34  250,000 256,365
6.834% due 10/23/55  50,000 48,030
Cisco Systems, Inc.
2.950% due 02/28/26  50,000 48,281
4.800% due 02/26/27  125,000 125,242
4.850% due 02/26/29  100,000 100,786
4.900% due 02/26/26  250,000 250,297
5.050% due 02/26/34  200,000 202,785
5.300% due 02/26/54  200,000 205,451
5.900% due 02/15/39  300,000 326,400
Comcast Corp.
1.950% due 01/15/31  140,000 116,368
2.350% due 01/15/27  40,000 37,426
2.450% due 08/15/52  100,000 58,721
2.800% due 01/15/51  55,000 35,220
2.887% due 11/01/51  350,000 227,380
2.987% due 11/01/63  101,000 62,085
3.300% due 02/01/27  100,000 95,973
3.400% due 07/15/46  55,000 41,107
3.750% due 04/01/40  155,000 128,916
3.950% due 10/15/25  350,000 344,268
3.999% due 11/01/49  211,000 170,975
4.000% due 08/15/47  100,000 81,176
4.049% due 11/01/52  97,000 78,125
4.150% due 10/15/28  95,000 92,755
4.250% due 10/15/30  420,000 405,889
4.400% due 08/15/35  77,000 72,337
4.600% due 10/15/38  85,000 79,385
4.700% due 10/15/48  325,000 297,830
4.750% due 03/01/44  300,000 275,855
4.800% due 05/15/33  200,000 197,392
4.950% due 10/15/58  80,000 74,951
5.350% due 11/15/27  65,000 66,256
5.500% due 05/15/64  200,000 200,416
Corning, Inc.
4.375% due 11/15/57  100,000 82,894
4.700% due 03/15/37  50,000 46,457
5.350% due 11/15/48  100,000 96,959
Deutsche Telekom International Finance BV
(Germany)
8.750% due 06/15/30  185,000 218,754
Discovery Communications LLC
3.625% due 05/15/30  250,000 223,725
3.950% due 03/20/28  60,000 56,835
4.000% due 09/15/55  118,000 80,821
5.200% due 09/20/47  30,000 25,230

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
eBay, Inc.
2.700% due 03/11/30  $ 100,000 $ 88,580
3.600% due 06/05/27  50,000 48,027
5.900% due 11/22/25  70,000 70,540
Expedia Group, Inc.
3.800% due 02/15/28  250,000 237,904
Fox Corp.
3.050% due 04/07/25  150,000 146,290
5.576% due 01/25/49  200,000 186,385
Interpublic Group of Cos., Inc.
2.400% due 03/01/31  100,000 83,856
3.375% due 03/01/41  70,000 52,283
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 158,805
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 93,167
Meta Platforms, Inc.
3.500% due 08/15/27  200,000 192,488
3.850% due 08/15/32  200,000 187,509
4.450% due 08/15/52  200,000 177,946
4.600% due 05/15/28  200,000 199,984
4.950% due 05/15/33  100,000 101,264
5.750% due 05/15/63  100,000 107,289
Motorola Solutions, Inc.
2.750% due 05/24/31  100,000 84,778
4.600% due 02/23/28  100,000 98,669
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 84,750
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600% due 04/15/26  50,000 48,576
Orange SA (France)
5.375% due 01/13/42  150,000 149,441
9.000% due 03/01/31  50,000 60,717
Paramount Global
2.900% due 01/15/27  27,000 24,705
3.375% due 02/15/28  55,000 49,063
4.200% due 05/19/32  300,000 249,418
4.375% due 03/15/43  70,000 47,564
5.900% due 10/15/40  50,000 41,963
6.875% due 04/30/36  100,000 94,526
7.875% due 07/30/30  100,000 104,549
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  65,000 61,722
3.800% due 03/15/32  65,000 58,450
4.300% due 02/15/48  85,000 69,557
4.350% due 05/01/49  75,000 61,577
4.500% due 03/15/43  25,000 21,642
4.550% due 03/15/52  100,000 84,212
5.000% due 02/15/29  190,000 188,760
5.000% due 03/15/44  100,000 91,791
Sprint LLC
7.625% due 03/01/26  300,000 310,140
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 41,080
2.400% due 03/15/29  25,000 22,169
2.550% due 02/15/31  300,000 255,660
2.700% due 03/15/32  55,000 46,281
3.000% due 02/15/41  20,000 14,740
3.300% due 02/15/51  50,000 34,989
3.400% due 10/15/52  150,000 106,488
3.500% due 04/15/25  200,000 196,121
3.600% due 11/15/60  220,000 154,393
3.750% due 04/15/27  500,000 481,668
a
Principal
Amount Value
3.875% due 04/15/30  $ 300,000 $ 281,123
4.500% due 04/15/50  200,000 173,484
4.800% due 07/15/28  200,000 198,427
4.950% due 03/15/28  60,000 59,879
5.050% due 07/15/33  160,000 158,340
5.150% due 04/15/34  50,000 49,852
5.200% due 01/15/33  130,000 130,200
5.650% due 01/15/53  65,000 66,421
5.800% due 09/15/62  95,000 98,525
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47  150,000 138,112
7.045% due 06/20/36  150,000 168,027
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 285,867
TELUS Corp. (Canada)
3.400% due 05/13/32  50,000 43,848
4.600% due 11/16/48  100,000 86,902
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43  150,000 148,836
5.850% due 04/15/40  25,000 25,723
Time Warner Cable LLC
5.875% due 11/15/40  150,000 130,059
6.550% due 05/01/37  100,000 94,596
6.750% due 06/15/39  50,000 47,659
7.300% due 07/01/38  150,000 151,630
VeriSign, Inc.
2.700% due 06/15/31  80,000 67,038
Verizon Communications, Inc.
0.850% due 11/20/25  100,000 93,239
1.450% due 03/20/26  40,000 37,314
1.500% due 09/18/30  90,000 73,517
1.750% due 01/20/31  100,000 81,203
2.100% due 03/22/28  60,000 54,036
2.355% due 03/15/32  500,000 411,080
2.550% due 03/21/31  140,000 119,642
2.650% due 11/20/40  450,000 317,286
2.850% due 09/03/41  45,000 32,421
2.875% due 11/20/50  100,000 65,370
2.987% due 10/30/56  383,000 245,203
3.000% due 11/20/60  90,000 56,175
3.400% due 03/22/41  580,000 453,604
3.550% due 03/22/51  55,000 40,861
3.700% due 03/22/61  45,000 32,933
4.000% due 03/22/50  250,000 202,297
4.125% due 03/16/27  650,000 636,373
4.272% due 01/15/36  57,000 52,409
4.329% due 09/21/28  250,000 244,510
5.500% due 02/23/54  90,000 91,038
Vodafone Group PLC (United Kingdom)
5.125% due 06/19/59  100,000 91,495
5.625% due 02/10/53  425,000 422,680
6.150% due 02/27/37  150,000 160,210
7.875% due 02/15/30  50,000 57,025
Walt Disney Co.
1.750% due 01/13/26  70,000 66,202
2.000% due 09/01/29  35,000 30,500
2.650% due 01/13/31  310,000 273,014
2.750% due 09/01/49  45,000 29,915
3.375% due 11/15/26  200,000 192,680
3.600% due 01/13/51  200,000 155,055
4.700% due 03/23/50  550,000 516,071
5.400% due 10/01/43  100,000 102,134
6.400% due 12/15/35  39,000 43,611

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.650% due 11/15/37  $ 150,000 $ 172,517
Weibo Corp. (China)
3.375% due 07/08/30  200,000 173,879
29,419,355
Consumer, Cyclical - 1.7%
American Airlines Pass-Through Trust
Class AA
3.200% due 12/15/29  101,175 93,083
American Honda Finance Corp.
1.200% due 07/08/25  50,000 47,509
2.000% due 03/24/28  45,000 40,548
2.250% due 01/12/29  150,000 133,871
4.900% due 03/12/27  100,000 99,832
4.900% due 03/13/29  100,000 99,762
5.000% due 05/23/25  300,000 298,819
Aptiv PLC
3.100% due 12/01/51  200,000 126,264
4.400% due 10/01/46  100,000 79,127
AutoNation, Inc.
4.500% due 10/01/25  100,000 98,515
AutoZone, Inc.
1.650% due 01/15/31  85,000 68,552
3.750% due 06/01/27  100,000 96,453
4.750% due 02/01/33  65,000 62,951
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 49,147
BorgWarner, Inc.
2.650% due 07/01/27  25,000 23,156
Brunswick Corp.
5.850% due 03/18/29  70,000 70,799
Choice Hotels International, Inc.
3.700% due 12/01/29  25,000 22,389
Costco Wholesale Corp.
1.375% due 06/20/27  200,000 181,032
1.750% due 04/20/32  200,000 162,140
Cummins, Inc.
0.750% due 09/01/25  35,000 32,988
1.500% due 09/01/30  100,000 81,837
2.600% due 09/01/50  100,000 63,244
Darden Restaurants, Inc.
3.850% due 05/01/27  130,000 125,279
Delta Air Lines Pass- Through Trust
Class AA
2.000% due 12/10/29  39,536 35,761
Dick's Sporting Goods, Inc.
3.150% due 01/15/32  300,000 256,071
Dollar General Corp.
3.875% due 04/15/27  50,000 48,312
4.150% due 11/01/25  25,000 24,533
5.200% due 07/05/28  140,000 140,818
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 83,580
4.200% due 05/15/28  45,000 43,513
DR Horton, Inc.
1.300% due 10/15/26  85,000 77,388
Ford Motor Credit Co. LLC
5.800% due 03/05/27  200,000 200,825
5.800% due 03/08/29  250,000 251,110
6.050% due 03/05/31  200,000 201,550
6.798% due 11/07/28  200,000 208,873
6.950% due 03/06/26  500,000 509,741
7.122% due 11/07/33  230,000 247,634
7.350% due 03/06/30  500,000 533,402
a
Principal
Amount Value
General Motors Co.
4.200% due 10/01/27  $ 50,000 $ 48,435
5.400% due 10/15/29  250,000 250,742
5.400% due 04/01/48  50,000 45,907
6.125% due 10/01/25  250,000 252,209
6.250% due 10/02/43  100,000 102,402
6.750% due 04/01/46  25,000 27,035
General Motors Financial Co., Inc.
1.250% due 01/08/26  500,000 465,541
2.700% due 06/10/31  100,000 83,399
3.600% due 06/21/30  350,000 316,141
4.000% due 10/06/26  50,000 48,497
4.300% due 04/06/29  100,000 95,623
5.000% due 04/09/27  60,000 59,575
5.400% due 04/06/26  75,000 75,051
5.800% due 06/23/28  250,000 255,002
Hasbro, Inc.
3.500% due 09/15/27  30,000 28,231
3.900% due 11/19/29  100,000 92,871
Home Depot, Inc.
1.375% due 03/15/31  300,000 240,000
2.125% due 09/15/26  100,000 93,815
2.375% due 03/15/51  200,000 119,077
2.700% due 04/15/30  300,000 267,359
3.000% due 04/01/26  25,000 24,119
3.250% due 04/15/32  65,000 58,133
3.350% due 09/15/25  45,000 44,010
3.500% due 09/15/56  55,000 40,819
3.625% due 04/15/52  550,000 420,505
3.900% due 12/06/28  40,000 38,854
4.200% due 04/01/43  300,000 261,704
4.500% due 12/06/48  100,000 89,110
5.875% due 12/16/36  75,000 80,594
Hyatt Hotels Corp.
4.850% due 03/15/26  25,000 24,733
5.750% due 01/30/27  95,000 96,510
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  12,055 11,200
Las Vegas Sands Corp.
3.500% due 08/18/26  500,000 473,604
Lear Corp.
2.600% due 01/15/32  100,000 82,147
3.550% due 01/15/52  100,000 69,776
LKQ Corp.
5.750% due 06/15/28  300,000 305,472
Lowe's Cos., Inc.
1.300% due 04/15/28  20,000 17,443
1.700% due 09/15/28  25,000 21,868
1.700% due 10/15/30  20,000 16,354
2.625% due 04/01/31  100,000 86,090
2.800% due 09/15/41  50,000 35,575
3.000% due 10/15/50  15,000 9,837
3.500% due 04/01/51  50,000 35,780
3.650% due 04/05/29  35,000 33,206
3.700% due 04/15/46  250,000 191,570
3.750% due 04/01/32  200,000 183,788
4.250% due 04/01/52  50,000 41,009
4.450% due 04/01/62  250,000 204,463
4.500% due 04/15/30  250,000 244,577
5.150% due 07/01/33  300,000 302,492
Magna International, Inc. (Canada)
4.150% due 10/01/25  25,000 24,617
5.980% due 03/21/26  200,000 200,014

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Marriott International, Inc.
2.750% due 10/15/33  $ 150,000 $ 122,007
3.125% due 06/15/26  200,000 191,241
3.500% due 10/15/32  40,000 35,084
McDonald's Corp.
3.375% due 05/26/25  100,000 97,902
3.500% due 03/01/27  50,000 48,307
3.500% due 07/01/27  300,000 287,680
3.600% due 07/01/30  100,000 93,317
3.700% due 02/15/42  200,000 162,655
3.800% due 04/01/28  25,000 24,112
4.200% due 04/01/50  150,000 125,415
4.450% due 09/01/48  10,000 8,779
4.875% due 07/15/40  10,000 9,586
4.950% due 08/14/33  250,000 250,471
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 60,908
NIKE, Inc.
2.850% due 03/27/30  350,000 316,437
3.375% due 11/01/46  200,000 152,573
3.625% due 05/01/43  25,000 20,556
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 98,226
4.700% due 06/15/32  50,000 48,897
5.750% due 11/20/26  100,000 101,672
PACCAR Financial Corp.
1.100% due 05/11/26  70,000 64,755
2.000% due 02/04/27  70,000 64,756
3.550% due 08/11/25  100,000 98,000
PulteGroup, Inc.
5.500% due 03/01/26  200,000 200,217
Ralph Lauren Corp.
3.750% due 09/15/25  50,000 48,925
Ross Stores, Inc.
0.875% due 04/15/26  100,000 91,947
1.875% due 04/15/31  100,000 81,987
Sands China Ltd. (Macau)
2.300% due 03/08/27  350,000 317,210
Southwest Airlines Co.
5.250% due 05/04/25  180,000 179,323
Starbucks Corp.
2.450% due 06/15/26  50,000 47,299
3.500% due 03/01/28  100,000 95,253
3.500% due 11/15/50  200,000 148,206
3.550% due 08/15/29  100,000 94,479
3.750% due 12/01/47  35,000 27,551
4.300% due 06/15/45  35,000 30,234
4.450% due 08/15/49  100,000 86,839
4.800% due 02/15/33  70,000 69,337
5.000% due 02/15/34  100,000 99,167
Tapestry, Inc.
4.125% due 07/15/27  23,000 21,965
7.850% due 11/27/33  110,000 119,479
Target Corp.
1.950% due 01/15/27  250,000 232,455
2.250% due 04/15/25  150,000 145,734
2.950% due 01/15/52  200,000 135,908
3.375% due 04/15/29  100,000 94,405
4.800% due 01/15/53  35,000 32,958
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  250,000 255,270
a
Principal
Amount Value
Toyota Motor Credit Corp.
0.800% due 10/16/25  $ 50,000 $ 46,877
1.125% due 06/18/26  200,000 184,151
1.150% due 08/13/27  120,000 106,614
1.900% due 04/06/28  100,000 89,858
2.150% due 02/13/30  100,000 86,601
3.050% due 03/22/27  200,000 190,301
3.200% due 01/11/27  100,000 95,694
3.950% due 06/30/25  175,000 172,576
4.700% due 01/12/33  300,000 297,615
United Airlines Pass-Through Trust Class A
4.000% due 10/11/27  57,251 55,511
5.875% due 04/15/29  53,907 53,785
United Airlines Pass-Through Trust
Class AA
2.700% due 11/01/33  208,368 178,772
2.875% due 04/07/30  103,178 93,640
3.100% due 01/07/30  32,851 30,171
Walmart, Inc.
1.050% due 09/17/26  150,000 137,550
1.800% due 09/22/31  300,000 249,185
2.500% due 09/22/41  250,000 179,754
2.650% due 09/22/51  200,000 132,335
3.050% due 07/08/26  65,000 62,707
3.250% due 07/08/29  80,000 75,853
4.100% due 04/15/33  500,000 481,983
4.500% due 04/15/53  200,000 185,034
Warnermedia Holdings, Inc.
4.279% due 03/15/32  300,000 268,123
5.050% due 03/15/42  300,000 257,992
5.141% due 03/15/52  400,000 332,258
Whirlpool Corp.
2.400% due 05/15/31  5,000 4,150
4.600% due 05/15/50  50,000 41,039
4.700% due 05/14/32  30,000 28,779
4.750% due 02/26/29  60,000 59,033
WW Grainger, Inc.
3.750% due 05/15/46  50,000 41,235
4.600% due 06/15/45  20,000 18,648
21,134,601
Consumer, Non-Cyclical - 4.6%
Abbott Laboratories
3.750% due 11/30/26  227,000 221,899
4.750% due 11/30/36  100,000 99,226
4.900% due 11/30/46  100,000 97,681
6.150% due 11/30/37  25,000 28,003
AbbVie, Inc.
2.950% due 11/21/26  455,000 433,418
3.200% due 05/14/26  100,000 96,553
3.200% due 11/21/29  175,000 161,303
3.600% due 05/14/25  175,000 171,811
4.050% due 11/21/39  70,000 62,368
4.250% due 11/21/49  300,000 260,046
4.300% due 05/14/36  50,000 46,980
4.400% due 11/06/42  125,000 113,549
4.500% due 05/14/35  160,000 153,904
4.625% due 10/01/42  100,000 93,358
4.700% due 05/14/45  50,000 46,792
4.750% due 03/15/45  330,000 311,030
4.800% due 03/15/27  95,000 95,131
4.800% due 03/15/29  440,000 440,879
4.950% due 03/15/31  40,000 40,305
5.050% due 03/15/34  100,000 101,287

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.350% due 03/15/44  $ 15,000 $ 15,305
5.400% due 03/15/54  65,000 66,957
5.500% due 03/15/64  35,000 36,024
Adventist Health System
3.630% due 03/01/49  15,000 11,090
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 37,848
Aetna, Inc.
3.875% due 08/15/47  30,000 22,908
4.125% due 11/15/42  100,000 81,762
Agilent Technologies, Inc.
2.300% due 03/12/31  100,000 84,033
Altria Group, Inc.
2.350% due 05/06/25  75,000 72,608
3.400% due 05/06/30  50,000 45,443
3.400% due 02/04/41  250,000 183,556
4.400% due 02/14/26  13,000 12,814
4.450% due 05/06/50  75,000 59,723
4.500% due 05/02/43  100,000 84,368
4.800% due 02/14/29  300,000 297,222
5.800% due 02/14/39  65,000 65,909
5.950% due 02/14/49  75,000 76,395
Amgen, Inc.
2.200% due 02/21/27  35,000 32,420
2.300% due 02/25/31  200,000 169,186
2.450% due 02/21/30  50,000 43,743
2.770% due 09/01/53  311,000 193,281
3.200% due 11/02/27  50,000 47,228
3.350% due 02/22/32  145,000 129,528
3.375% due 02/21/50  250,000 182,614
4.200% due 03/01/33  200,000 187,057
4.400% due 05/01/45  100,000 86,947
5.150% due 03/02/28  500,000 503,446
5.150% due 11/15/41  174,000 168,254
5.250% due 03/02/30  100,000 101,558
5.250% due 03/02/33  290,000 292,571
5.507% due 03/02/26  40,000 39,963
5.600% due 03/02/43  45,000 45,810
5.650% due 03/02/53  480,000 489,446
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
3.650% due 02/01/26  400,000 391,088
4.900% due 02/01/46  450,000 427,919
Anheuser-Busch InBev Finance, Inc.
(Belgium)
4.625% due 02/01/44  300,000 276,514
Anheuser-Busch InBev Worldwide, Inc.
(Belgium)
3.500% due 06/01/30  350,000 326,173
4.000% due 04/13/28  80,000 78,070
4.375% due 04/15/38  35,000 32,551
4.439% due 10/06/48  200,000 178,134
4.600% due 04/15/48  50,000 45,743
4.750% due 01/23/29  55,000 55,011
4.900% due 01/23/31  65,000 65,801
5.450% due 01/23/39  65,000 67,149
5.550% due 01/23/49  100,000 104,334
5.800% due 01/23/59  395,000 425,167
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 159,877
2.900% due 03/01/32  45,000 38,786
4.500% due 08/15/33  200,000 193,648
a
Principal
Amount Value
Ascension Health
3.945% due 11/15/46  $ 70,000 $ 59,749
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26  35,000 32,340
2.250% due 05/28/31  20,000 16,906
4.850% due 02/26/29  465,000 466,571
4.875% due 03/03/28  150,000 150,425
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 244,999
3.000% due 05/28/51  15,000 10,541
3.125% due 06/12/27  100,000 95,232
3.375% due 11/16/25  100,000 97,496
4.000% due 09/18/42  25,000 21,491
4.375% due 11/16/45  25,000 22,423
6.450% due 09/15/37  100,000 113,116
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 32,712
1.700% due 05/15/28  40,000 35,829
3.375% due 09/15/25  25,000 24,466
Avery Dennison Corp.
2.650% due 04/30/30  30,000 26,251
5.750% due 03/15/33  100,000 104,144
Banner Health
1.897% due 01/01/31  40,000 32,957
2.913% due 01/01/51  50,000 33,988
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  325,000 289,487
2.726% due 03/25/31  250,000 210,359
3.215% due 09/06/26  50,000 47,588
3.462% due 09/06/29  50,000 45,674
3.557% due 08/15/27  100,000 94,726
4.390% due 08/15/37  70,000 58,878
4.700% due 04/02/27  200,000 196,758
4.758% due 09/06/49  50,000 39,836
BAT International Finance PLC (United
Kingdom)
1.668% due 03/25/26  25,000 23,284
Baxalta, Inc.
4.000% due 06/23/25  15,000 14,761
5.250% due 06/23/45  9,000 8,792
Baxter International, Inc.
1.915% due 02/01/27  100,000 91,337
2.539% due 02/01/32  100,000 82,671
3.950% due 04/01/30  150,000 140,519
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 136,232
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 61,807
3.794% due 05/20/50  350,000 274,848
4.669% due 06/06/47  50,000 44,842
Biogen, Inc.
2.250% due 05/01/30  55,000 46,450
3.150% due 05/01/50  440,000 294,559
Boston Scientific Corp.
2.650% due 06/01/30  350,000 308,420
4.550% due 03/01/39  50,000 46,833
4.700% due 03/01/49  70,000 64,882
Bristol-Myers Squibb Co.
0.750% due 11/13/25  50,000 46,740
1.125% due 11/13/27  50,000 44,123
1.450% due 11/13/30  280,000 227,513
2.350% due 11/13/40  20,000 13,685
2.550% due 11/13/50  30,000 18,481

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.950% due 03/15/32  $ 50,000 $ 43,687
3.200% due 06/15/26  50,000 48,218
3.250% due 08/01/42  100,000 76,821
3.400% due 07/26/29  118,000 110,871
3.700% due 03/15/52  70,000 53,801
3.900% due 02/20/28  100,000 97,148
3.900% due 03/15/62  250,000 190,842
4.125% due 06/15/39  35,000 31,034
4.250% due 10/26/49  365,000 311,955
4.350% due 11/15/47  50,000 43,228
4.900% due 02/22/27  85,000 85,215
4.900% due 02/22/29  115,000 115,569
5.200% due 02/22/34  95,000 96,507
5.500% due 02/22/44  20,000 20,481
5.550% due 02/22/54  70,000 72,049
5.650% due 02/22/64  105,000 108,118
Brown-Forman Corp.
4.500% due 07/15/45  40,000 36,022
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 86,159
3.250% due 08/15/26  20,000 19,128
3.750% due 09/25/27  30,000 28,804
California Institute of Technology
3.650% due 09/01/19  20,000 13,919
Campbell Soup Co.
4.150% due 03/15/28  100,000 96,977
4.800% due 03/15/48  20,000 17,816
Cardinal Health, Inc.
3.410% due 06/15/27  100,000 94,983
3.750% due 09/15/25  50,000 48,870
4.368% due 06/15/47  50,000 42,213
4.900% due 09/15/45  50,000 44,937
Cencora, Inc.
3.450% due 12/15/27  50,000 47,534
5.125% due 02/15/34  145,000 144,807
Centene Corp.
2.500% due 03/01/31  100,000 82,338
3.000% due 10/15/30  200,000 171,657
4.625% due 12/15/29  200,000 190,019
Children's Hospital of Philadelphia
2.704% due 07/01/50  250,000 164,590
Church & Dwight Co., Inc.
2.300% due 12/15/31  40,000 33,284
5.000% due 06/15/52  100,000 94,490
Cigna Group
1.250% due 03/15/26  65,000 60,241
2.375% due 03/15/31  60,000 50,559
2.400% due 03/15/30  120,000 103,686
3.050% due 10/15/27  30,000 28,171
3.200% due 03/15/40  85,000 64,410
3.400% due 03/15/50  65,000 46,296
3.400% due 03/15/51  40,000 28,560
3.875% due 10/15/47  50,000 39,176
4.125% due 11/15/25  45,000 44,376
4.375% due 10/15/28  80,000 78,073
4.800% due 08/15/38  60,000 56,399
4.900% due 12/15/48  555,000 505,911
5.600% due 02/15/54  500,000 502,224
Cintas Corp. No. 2
3.450% due 05/01/25  25,000 24,511
3.700% due 04/01/27  50,000 48,591
Coca-Cola Co.
1.375% due 03/15/31  200,000 162,267
a
Principal
Amount Value
1.500% due 03/05/28  $ 60,000 $ 53,662
2.000% due 03/05/31  65,000 55,020
2.125% due 09/06/29  100,000 88,740
2.250% due 01/05/32  100,000 85,224
2.875% due 05/05/41  100,000 75,689
3.000% due 03/05/51  415,000 295,437
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 47,879
3.700% due 08/01/47  100,000 83,852
4.800% due 03/02/26  60,000 60,208
CommonSpirit Health
4.350% due 11/01/42  150,000 130,997
6.073% due 11/01/27  80,000 81,453
Conagra Brands, Inc.
4.600% due 11/01/25  35,000 34,570
4.850% due 11/01/28  45,000 44,487
5.300% due 10/01/26  120,000 120,308
5.300% due 11/01/38  50,000 47,651
5.400% due 11/01/48  40,000 37,589
Conopco, Inc.
7.250% due 12/15/26  200,000 212,064
Constellation Brands, Inc.
2.250% due 08/01/31  160,000 132,244
3.500% due 05/09/27  15,000 14,323
4.350% due 05/09/27  150,000 146,942
4.400% due 11/15/25  35,000 34,488
4.650% due 11/15/28  30,000 29,515
4.800% due 01/15/29  50,000 49,600
5.250% due 11/15/48  30,000 28,837
CVS Health Corp.
1.300% due 08/21/27  335,000 297,026
1.750% due 08/21/30  200,000 164,372
2.700% due 08/21/40  65,000 45,182
2.875% due 06/01/26  100,000 95,368
3.000% due 08/15/26  35,000 33,371
3.250% due 08/15/29  65,000 59,647
3.750% due 04/01/30  100,000 93,224
3.875% due 07/20/25  200,000 196,307
4.125% due 04/01/40  300,000 252,962
4.250% due 04/01/50  200,000 162,241
4.300% due 03/25/28  72,000 70,285
4.780% due 03/25/38  95,000 87,774
5.125% due 07/20/45  105,000 96,828
5.250% due 02/21/33  500,000 500,340
5.300% due 06/01/33  80,000 80,222
5.300% due 12/05/43  200,000 190,049
5.875% due 06/01/53  200,000 203,603
Danaher Corp.
2.600% due 10/01/50  125,000 79,459
2.800% due 12/10/51  100,000 65,950
3.350% due 09/15/25  30,000 29,362
4.375% due 09/15/45  30,000 26,838
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  350,000 298,006
3.875% due 04/29/43  100,000 85,687
Dignity Health
5.267% due 11/01/64  100,000 94,616
Elevance Health, Inc.
2.550% due 03/15/31  100,000 85,476
3.600% due 03/15/51  30,000 22,503
3.650% due 12/01/27  30,000 28,708
4.375% due 12/01/47  30,000 25,801
4.625% due 05/15/42  100,000 90,941

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.650% due 01/15/43  $ 50,000 $ 45,562
4.750% due 02/15/33  100,000 97,634
5.125% due 02/15/53  500,000 479,536
5.500% due 10/15/32  200,000 205,208
Eli Lilly & Co.
2.250% due 05/15/50  200,000 122,892
3.375% due 03/15/29  27,000 25,620
4.700% due 02/27/33  125,000 124,737
4.700% due 02/09/34  250,000 248,728
4.950% due 02/27/63  250,000 243,387
Equifax, Inc.
2.350% due 09/15/31  150,000 123,958
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 37,279
2.375% due 12/01/29  10,000 8,799
3.125% due 12/01/49  15,000 10,366
3.150% due 03/15/27  50,000 47,917
4.150% due 03/15/47  30,000 25,247
5.000% due 02/14/34  250,000 248,106
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 37,755
GE HealthCare Technologies, Inc.
5.857% due 03/15/30  500,000 520,691
General Mills, Inc.
2.250% due 10/14/31  50,000 41,402
3.000% due 02/01/51  60,000 39,431
3.200% due 02/10/27  100,000 95,350
4.200% due 04/17/28  50,000 48,786
4.950% due 03/29/33  70,000 69,253
5.241% due 11/18/25  30,000 29,917
George Washington University
4.300% due 09/15/44  50,000 44,875
Georgetown University
2.943% due 04/01/50  25,000 17,551
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 39,870
1.650% due 10/01/30  40,000 32,970
2.600% due 10/01/40  450,000 317,884
2.800% due 10/01/50  100,000 65,441
2.950% due 03/01/27  100,000 95,102
3.650% due 03/01/26  100,000 97,479
4.150% due 03/01/47  75,000 63,056
4.600% due 09/01/35  45,000 43,154
4.750% due 03/01/46  50,000 45,958
5.250% due 10/15/33  155,000 158,265
GlaxoSmithKline Capital PLC (United
Kingdom)
3.375% due 06/01/29  250,000 235,724
GlaxoSmithKline Capital, Inc. (United
Kingdom)
3.625% due 05/15/25  85,000 83,672
6.375% due 05/15/38  100,000 113,147
Global Payments, Inc.
2.900% due 05/15/30  300,000 260,700
5.400% due 08/15/32  200,000 198,441
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 90,801
Haleon U.S. Capital LLC
3.375% due 03/24/27  250,000 239,328
3.625% due 03/24/32  250,000 225,448
HCA, Inc.
3.125% due 03/15/27  45,000 42,570
3.625% due 03/15/32  600,000 531,353
a
Principal
Amount Value
4.125% due 06/15/29  $ 35,000 $ 33,156
4.500% due 02/15/27  60,000 58,847
4.625% due 03/15/52  25,000 20,918
5.125% due 06/15/39  50,000 47,232
5.200% due 06/01/28  165,000 165,537
5.250% due 04/15/25  70,000 69,724
5.250% due 06/15/26  75,000 74,804
5.250% due 06/15/49  100,000 91,345
5.500% due 06/15/47  75,000 71,357
5.900% due 06/01/53  200,000 201,264
6.000% due 04/01/54  500,000 507,934
Hershey Co.
2.300% due 08/15/26  50,000 47,170
4.250% due 05/04/28  140,000 138,923
Hormel Foods Corp.
1.700% due 06/03/28  35,000 31,037
3.050% due 06/03/51  25,000 17,184
Humana, Inc.
3.700% due 03/23/29  85,000 80,018
4.625% due 12/01/42  100,000 87,625
5.375% due 04/15/31  110,000 110,092
5.700% due 03/13/26  75,000 74,933
5.750% due 12/01/28  200,000 205,068
Ingredion, Inc.
3.200% due 10/01/26  100,000 95,219
J M Smucker Co.
2.375% due 03/15/30  65,000 56,422
2.750% due 09/15/41  100,000 67,781
3.550% due 03/15/50  50,000 35,467
6.200% due 11/15/33  100,000 106,728
JBS USA LUX SA/JBS USA Food Co./JBS
USA Finance, Inc.
5.750% due 04/01/33  500,000 492,906
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 41,781
Johns Hopkins University
4.705% due 07/01/32  30,000 30,351
Johnson & Johnson
0.550% due 09/01/25  400,000 376,367
1.300% due 09/01/30  70,000 57,925
2.100% due 09/01/40  65,000 44,733
2.250% due 09/01/50  100,000 62,514
2.450% due 03/01/26  50,000 47,933
3.400% due 01/15/38  50,000 42,903
3.500% due 01/15/48  65,000 51,805
3.550% due 03/01/36  25,000 22,246
3.625% due 03/03/37  132,000 117,219
3.700% due 03/01/46  25,000 20,893
3.750% due 03/03/47  50,000 41,588
4.850% due 05/15/41  50,000 50,022
5.950% due 08/15/37  100,000 110,839
Kaiser Foundation Hospitals
2.810% due 06/01/41  65,000 48,029
3.002% due 06/01/51  70,000 48,574
3.150% due 05/01/27  225,000 214,488
4.150% due 05/01/47  20,000 17,226
Kellanova
3.400% due 11/15/27  100,000 94,543
4.300% due 05/15/28  100,000 97,637
Kenvue, Inc.
5.050% due 03/22/28  200,000 202,261
5.050% due 03/22/53  200,000 196,021

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Keurig Dr Pepper, Inc.
2.550% due 09/15/26  $ 50,000 $ 47,108
3.430% due 06/15/27  35,000 33,357
3.950% due 04/15/29  250,000 238,865
4.420% due 12/15/46  250,000 214,630
5.300% due 03/15/34  100,000 100,384
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 22,144
2.000% due 11/02/31  100,000 82,955
3.050% due 08/15/25  50,000 48,696
3.950% due 11/01/28  10,000 9,777
6.625% due 08/01/37  100,000 116,442
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 242,352
4.375% due 06/01/46  500,000 422,587
Kroger Co.
3.500% due 02/01/26  50,000 48,587
3.950% due 01/15/50  100,000 79,785
4.650% due 01/15/48  100,000 88,251
5.150% due 08/01/43  25,000 23,508
Laboratory Corp. of America Holdings
1.550% due 06/01/26  70,000 64,855
2.700% due 06/01/31  100,000 85,931
3.600% due 09/01/27  100,000 95,504
4.700% due 02/01/45  50,000 45,208
Leland Stanford Junior University
3.647% due 05/01/48  125,000 104,082
Mass General Brigham, Inc.
3.342% due 07/01/60  30,000 20,986
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 73,741
5.600% due 07/01/11  100,000 110,163
Mayo Clinic
3.196% due 11/15/61  100,000 68,911
McCormick & Co., Inc.
0.900% due 02/15/26  95,000 87,822
3.400% due 08/15/27  50,000 47,514
McKesson Corp.
1.300% due 08/15/26  165,000 151,086
Mead Johnson Nutrition Co. (United
Kingdom)
4.600% due 06/01/44  200,000 179,335
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 194,178
Medtronic, Inc.
4.625% due 03/15/45  65,000 61,102
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 38,498
Merck & Co., Inc.
0.750% due 02/24/26  350,000 324,728
1.700% due 06/10/27  50,000 45,583
2.150% due 12/10/31  50,000 41,864
3.600% due 09/15/42  300,000 245,779
4.050% due 05/17/28  250,000 245,934
4.150% due 05/18/43  100,000 88,482
4.500% due 05/17/33  120,000 117,406
5.000% due 05/17/53  100,000 97,988
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 33,460
5.000% due 05/01/42  100,000 94,772
Mondelez International, Inc.
1.500% due 02/04/31  40,000 32,021
1.875% due 10/15/32  300,000 238,867
a
Principal
Amount Value
2.625% due 09/04/50  $ 25,000 $ 15,757
Moody's Corp.
2.000% due 08/19/31  100,000 81,513
2.750% due 08/19/41  100,000 71,156
4.875% due 12/17/48  50,000 46,687
Mount Sinai Hospital
3.981% due 07/01/48  50,000 40,785
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 26,087
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 76,702
Northwestern University
3.662% due 12/01/57  25,000 20,009
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25  100,000 97,179
3.100% due 05/17/27  30,000 28,718
4.000% due 11/20/45  100,000 86,544
NYU Langone Hospitals
4.368% due 07/01/47  25,000 22,378
OhioHealth Corp.
2.297% due 11/15/31  100,000 83,530
PayPal Holdings, Inc.
1.650% due 06/01/25  315,000 302,324
2.300% due 06/01/30  55,000 47,472
3.250% due 06/01/50  65,000 46,108
4.400% due 06/01/32  100,000 96,900
5.050% due 06/01/52  100,000 95,084
PeaceHealth Obligated Group
1.375% due 11/15/25  15,000 13,963
PepsiCo, Inc.
1.625% due 05/01/30  60,000 50,409
1.950% due 10/21/31  75,000 62,380
2.375% due 10/06/26  55,000 51,970
2.750% due 04/30/25  100,000 97,535
2.750% due 03/19/30  500,000 450,416
2.750% due 10/21/51  500,000 334,153
3.450% due 10/06/46  60,000 47,000
3.500% due 07/17/25  50,000 49,007
4.200% due 07/18/52  55,000 48,116
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/26  195,000 193,035
4.450% due 05/19/28  250,000 246,571
4.750% due 05/19/33  265,000 261,050
5.110% due 05/19/43  600,000 587,072
5.300% due 05/19/53  480,000 477,584
5.340% due 05/19/63  200,000 196,135
Pfizer, Inc.
0.800% due 05/28/25  30,000 28,594
1.750% due 08/18/31  100,000 81,646
2.550% due 05/28/40  25,000 17,875
2.625% due 04/01/30  250,000 222,782
2.700% due 05/28/50  25,000 16,764
3.000% due 12/15/26  100,000 95,742
3.600% due 09/15/28  100,000 95,924
3.900% due 03/15/39  25,000 21,661
4.100% due 09/15/38  50,000 45,266
4.200% due 09/15/48  35,000 30,176
Philip Morris International, Inc.
0.875% due 05/01/26  100,000 91,854
1.750% due 11/01/30  100,000 81,660
3.375% due 08/11/25  50,000 48,836
4.250% due 11/10/44  30,000 25,168
4.500% due 03/20/42  200,000 174,967

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.875% due 02/13/26  $ 400,000 $ 398,596
4.875% due 02/15/28  100,000 99,779
5.125% due 02/15/30  100,000 100,061
5.250% due 02/13/34  500,000 495,796
5.375% due 02/15/33  100,000 100,864
6.375% due 05/16/38  100,000 109,542
Pilgrim's Pride Corp.
6.250% due 07/01/33  200,000 204,627
President & Fellows of Harvard College
4.875% due 10/15/40  100,000 99,385
Procter & Gamble Co.
0.550% due 10/29/25  50,000 46,801
1.000% due 04/23/26  250,000 232,137
1.200% due 10/29/30  50,000 40,929
3.000% due 03/25/30  300,000 276,332
3.950% due 01/26/28  100,000 98,653
Providence St. Joseph Health Obligated
Group
2.700% due 10/01/51  75,000 46,012
3.930% due 10/01/48  35,000 27,412
Quanta Services, Inc.
2.350% due 01/15/32  25,000 20,333
3.050% due 10/01/41  30,000 21,457
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 60,018
2.950% due 06/30/30  55,000 48,826
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  100,000 96,001
Revvity, Inc.
2.550% due 03/15/31  85,000 71,668
3.300% due 09/15/29  30,000 27,246
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  300,000 297,959
Royalty Pharma PLC
2.150% due 09/02/31  55,000 44,355
3.300% due 09/02/40  300,000 223,714
3.350% due 09/02/51  60,000 39,500
RWJ Barnabas Health, Inc.
3.477% due 07/01/49  25,000 19,310
S&P Global, Inc.
2.450% due 03/01/27  250,000 234,065
2.700% due 03/01/29  200,000 181,798
3.900% due 03/01/62  250,000 195,772
Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/26  250,000 239,177
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 206,436
Solventum Corp.
5.450% due 02/25/27 ~ 250,000 250,925
Stanford Health Care
3.027% due 08/15/51  30,000 20,807
Stryker Corp.
1.150% due 06/15/25  250,000 237,773
4.100% due 04/01/43  100,000 86,099
Sutter Health
2.294% due 08/15/30  55,000 47,168
3.361% due 08/15/50  55,000 40,538
5.547% due 08/15/53  100,000 105,282
Sysco Corp.
2.450% due 12/14/31  105,000 87,701
3.150% due 12/14/51  125,000 85,737
3.250% due 07/15/27  50,000 47,263
3.750% due 10/01/25  25,000 24,391
a
Principal
Amount Value
4.450% due 03/15/48  $ 50,000 $ 42,577
4.500% due 04/01/46  25,000 21,887
4.850% due 10/01/45  15,000 13,770
6.000% due 01/17/34  200,000 212,931
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50  250,000 174,395
5.000% due 11/26/28  100,000 100,186
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  20,000 17,660
2.000% due 10/15/31  35,000 28,850
2.800% due 10/15/41  320,000 234,220
5.200% due 01/31/34  75,000 76,519
5.300% due 02/01/44  100,000 100,328
Toledo Hospital
5.750% due 11/15/38  50,000 49,605
Trustees of Princeton University
5.700% due 03/01/39  50,000 55,166
Tyson Foods, Inc.
3.550% due 06/02/27  350,000 333,936
4.000% due 03/01/26  15,000 14,641
4.350% due 03/01/29  20,000 19,351
5.100% due 09/28/48  10,000 9,013
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 114,505
4.875% due 09/08/28  200,000 202,303
5.900% due 11/15/32  50,000 53,884
UnitedHealth Group, Inc.
1.150% due 05/15/26  50,000 46,258
2.300% due 05/15/31  50,000 42,380
2.875% due 08/15/29  75,000 68,485
2.900% due 05/15/50  300,000 203,491
3.050% due 05/15/41  50,000 37,876
3.250% due 05/15/51  50,000 35,981
3.500% due 08/15/39  60,000 49,478
3.700% due 12/15/25  20,000 19,582
3.700% due 08/15/49  65,000 51,032
3.750% due 07/15/25  75,000 73,777
3.850% due 06/15/28  100,000 96,919
3.875% due 12/15/28  25,000 24,124
3.875% due 08/15/59  100,000 77,532
4.200% due 05/15/32  65,000 61,802
4.250% due 06/15/48  50,000 43,229
4.450% due 12/15/48  25,000 22,276
4.500% due 04/15/33  150,000 145,247
4.750% due 07/15/45  50,000 46,915
5.000% due 04/15/34  250,000 250,541
5.050% due 04/15/53  150,000 145,792
5.150% due 10/15/25  25,000 25,038
5.250% due 02/15/28  70,000 71,303
5.350% due 02/15/33  100,000 102,914
5.375% due 04/15/54  145,000 147,582
5.875% due 02/15/53  530,000 573,930
6.875% due 02/15/38  250,000 293,632
University of Chicago
2.761% due 04/01/45  10,000 7,829
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 39,402
University of Southern California
2.805% due 10/01/50  50,000 34,912
3.028% due 10/01/39  50,000 40,519
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  100,000 96,641

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Verisk Analytics, Inc.
5.750% due 04/01/33  $ 115,000 $ 119,619
Viatris, Inc.
3.850% due 06/22/40  400,000 295,675
Wyeth LLC
5.950% due 04/01/37  50,000 54,047
6.500% due 02/01/34  100,000 110,838
Yale University
2.402% due 04/15/50  150,000 97,276
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 84,215
Zoetis, Inc.
5.600% due 11/16/32  135,000 140,188
57,489,355
Energy - 1.8%
Apache Corp.
5.100% due 09/01/40  150,000 128,828
Baker Hughes Holdings LLC
5.125% due 09/15/40  50,000 49,313
Baker Hughes Holdings LLC/Baker Hughes
Co.-Obligor, Inc.
3.337% due 12/15/27  100,000 94,624
4.080% due 12/15/47  50,000 41,317
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 150,125
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 108,550
2.772% due 11/10/50  130,000 84,229
3.000% due 02/24/50  150,000 102,422
3.001% due 03/17/52  50,000 33,895
3.119% due 05/04/26  25,000 24,089
3.588% due 04/14/27  100,000 96,369
4.234% due 11/06/28  400,000 391,683
4.812% due 02/13/33  535,000 528,276
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25  300,000 287,107
3.850% due 06/01/27  50,000 48,235
4.950% due 06/01/47  25,000 22,635
6.750% due 02/01/39  90,000 97,869
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 53,955
3.750% due 02/15/52  225,000 165,580
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 55,839
5.125% due 06/30/27  300,000 299,384
Cheniere Energy Partners LP
5.950% due 06/30/33  125,000 127,900
Chevron Corp.
1.554% due 05/11/25  35,000 33,669
1.995% due 05/11/27  350,000 323,697
2.236% due 05/11/30  25,000 21,880
2.954% due 05/16/26  100,000 96,316
3.326% due 11/17/25  50,000 48,937
Chevron USA, Inc.
3.850% due 01/15/28  50,000 48,891
ConocoPhillips Co.
3.758% due 03/15/42  250,000 207,910
4.025% due 03/15/62  200,000 158,681
5.050% due 09/15/33  145,000 146,406
6.950% due 04/15/29  100,000 110,044
Coterra Energy, Inc.
5.600% due 03/15/34  100,000 100,791
a
Principal
Amount Value
Devon Energy Corp.
5.000% due 06/15/45  $ 105,000 $ 93,260
5.850% due 12/15/25  50,000 50,294
Diamondback Energy, Inc.
3.500% due 12/01/29  100,000 92,543
4.250% due 03/15/52  60,000 48,626
6.250% due 03/15/33  300,000 319,975
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 58,567
Enbridge, Inc. (Canada)
1.600% due 10/04/26  55,000 50,435
2.500% due 08/01/33  400,000 322,543
3.400% due 08/01/51  70,000 49,279
3.700% due 07/15/27  100,000 96,165
4.500% due 06/10/44  150,000 129,280
6.000% due 11/15/28  100,000 104,030
Energy Transfer LP
2.900% due 05/15/25  40,000 38,835
3.900% due 07/15/26  100,000 97,013
4.200% due 04/15/27  100,000 97,273
4.400% due 03/15/27  200,000 195,797
5.000% due 05/15/50  350,000 307,312
5.250% due 04/15/29  25,000 25,036
5.300% due 04/15/47  100,000 91,050
5.750% due 02/15/33  350,000 355,798
5.950% due 10/01/43  100,000 98,916
6.125% due 12/15/45  200,000 201,281
6.500% due 02/01/42  100,000 106,168
Enterprise Products Operating LLC
3.125% due 07/31/29  100,000 92,284
4.150% due 10/16/28  50,000 48,660
4.200% due 01/31/50  450,000 380,898
4.250% due 02/15/48  25,000 21,419
4.800% due 02/01/49  50,000 46,094
5.350% due 01/31/33  100,000 102,124
5.375% due 02/15/78  300,000 280,341
6.125% due 10/15/39  115,000 123,449
6.875% due 03/01/33  150,000 168,787
EQT Corp.
5.750% due 02/01/34  250,000 249,331
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 109,546
3.250% due 11/18/49  200,000 145,844
3.950% due 05/15/43  300,000 253,959
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 44,914
2.610% due 10/15/30  250,000 221,647
2.995% due 08/16/39  50,000 39,157
3.043% due 03/01/26  150,000 145,354
3.452% due 04/15/51  200,000 151,637
4.114% due 03/01/46  65,000 56,101
4.327% due 03/19/50  300,000 265,706
Halliburton Co.
3.800% due 11/15/25  6,000 5,868
4.850% due 11/15/35  50,000 48,660
5.000% due 11/15/45  342,000 321,361
7.450% due 09/15/39  25,000 30,251
Hess Corp.
4.300% due 04/01/27  50,000 49,041
5.600% due 02/15/41  50,000 50,999
5.800% due 04/01/47  50,000 51,466
7.125% due 03/15/33  50,000 56,639

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Kinder Morgan, Inc.
2.000% due 02/15/31  $ 210,000 $ 172,861
3.250% due 08/01/50  220,000 145,781
4.300% due 03/01/28  300,000 292,882
4.800% due 02/01/33  100,000 95,637
5.300% due 12/01/34  70,000 68,869
5.550% due 06/01/45  350,000 334,279
Marathon Oil Corp.
4.400% due 07/15/27  100,000 97,213
5.200% due 06/01/45  50,000 44,947
Marathon Petroleum Corp.
3.800% due 04/01/28  30,000 28,806
4.500% due 04/01/48  25,000 21,193
5.125% due 12/15/26  50,000 50,047
6.500% due 03/01/41  100,000 108,835
MPLX LP
2.650% due 08/15/30  45,000 38,727
4.250% due 12/01/27  250,000 243,236
4.500% due 04/15/38  30,000 26,655
4.700% due 04/15/48  45,000 38,414
4.900% due 04/15/58  15,000 12,576
4.950% due 03/14/52  200,000 175,797
5.000% due 03/01/33  500,000 485,576
5.650% due 03/01/53  75,000 73,411
NOV, Inc.
3.950% due 12/01/42  100,000 76,347
Occidental Petroleum Corp.
6.600% due 03/15/46  300,000 323,515
6.625% due 09/01/30  300,000 318,168
ONEOK, Inc.
2.200% due 09/15/25  25,000 23,866
3.100% due 03/15/30  25,000 22,368
4.000% due 07/13/27  130,000 125,721
4.200% due 10/03/47  50,000 39,741
4.250% due 09/15/46  70,000 56,299
4.350% due 03/15/29  100,000 96,951
4.500% due 03/15/50  25,000 20,530
4.550% due 07/15/28  50,000 49,064
4.950% due 07/13/47  50,000 43,984
5.000% due 03/01/26  50,000 49,719
5.200% due 07/15/48  225,000 206,723
6.050% due 09/01/33  500,000 521,719
Ovintiv, Inc.
6.250% due 07/15/33  115,000 119,624
Phillips 66
1.300% due 02/15/26  20,000 18,618
3.300% due 03/15/52  100,000 70,026
4.650% due 11/15/34  200,000 190,521
Phillips 66 Co.
3.550% due 10/01/26  50,000 48,312
4.900% due 10/01/46  25,000 23,023
4.950% due 12/01/27  250,000 250,260
Pioneer Natural Resources Co.
2.150% due 01/15/31  385,000 324,141
5.100% due 03/29/26  350,000 349,675
Plains All American Pipeline LP/PAA
Finance Corp.
4.500% due 12/15/26  150,000 147,323
4.650% due 10/15/25  100,000 98,691
4.700% due 06/15/44  50,000 42,482
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  205,000 197,231
a
Principal
Amount Value
Schlumberger Investment SA
2.650% due 06/26/30  $ 100,000 $ 88,633
4.500% due 05/15/28  50,000 49,797
Shell International Finance BV
(Netherlands)
2.500% due 09/12/26  50,000 47,404
2.750% due 04/06/30  85,000 76,476
2.875% due 05/10/26  100,000 96,063
2.875% due 11/26/41  200,000 148,720
3.000% due 11/26/51  200,000 136,739
3.250% due 05/11/25  100,000 98,052
3.250% due 04/06/50  100,000 72,666
3.625% due 08/21/42  100,000 82,842
3.750% due 09/12/46  50,000 40,418
4.000% due 05/10/46  100,000 84,182
4.125% due 05/11/35  263,000 246,156
Spectra Energy Partners LP
3.375% due 10/15/26  20,000 19,153
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 54,416
6.800% due 05/15/38  200,000 216,740
Targa Resources Corp.
5.200% due 07/01/27  85,000 84,906
6.125% due 03/15/33  70,000 73,063
6.150% due 03/01/29  200,000 208,504
6.250% due 07/01/52  200,000 207,878
TC PipeLines LP
3.900% due 05/25/27  20,000 19,145
Teck Resources Ltd. (Canada)
3.900% due 07/15/30  250,000 230,718
TotalEnergies Capital International SA
(France)
2.829% due 01/10/30  50,000 45,190
3.127% due 05/29/50  100,000 71,272
3.461% due 07/12/49  50,000 37,731
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 24,215
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 188,953
4.250% due 05/15/28  50,000 48,494
5.100% due 03/15/49  550,000 512,156
7.625% due 01/15/39  50,000 59,305
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 22,638
4.000% due 03/15/28  50,000 48,211
4.450% due 08/01/42  150,000 133,180
Valero Energy Corp.
2.150% due 09/15/27  100,000 91,256
2.800% due 12/01/31  100,000 85,494
6.625% due 06/15/37  150,000 163,659
Western Midstream Operating LP
4.050% due 02/01/30  200,000 186,730
6.150% due 04/01/33  40,000 41,047
Williams Cos., Inc.
2.600% due 03/15/31  350,000 298,404
3.750% due 06/15/27  50,000 48,132
5.100% due 09/15/45  100,000 92,594
5.300% due 08/15/52  250,000 239,020
5.400% due 03/02/26  70,000 70,213
5.750% due 06/24/44  35,000 34,955
6.300% due 04/15/40  20,000 21,121
22,237,484

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Financial - 9.9%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  $ 150,000 $ 139,351
3.300% due 01/30/32  150,000 128,704
3.875% due 01/23/28  150,000 142,317
5.100% due 01/19/29  150,000 149,191
5.750% due 06/06/28  150,000 152,068
6.500% due 07/15/25  250,000 252,498
Affiliated Managers Group, Inc.
3.500% due 08/01/25  50,000 48,715
African Development Bank (Multi-National)
0.875% due 03/23/26  400,000 371,503
0.875% due 07/22/26  116,000 106,507
Air Lease Corp.
2.100% due 09/01/28  300,000 262,831
3.000% due 02/01/30  100,000 88,463
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  50,000 43,933
2.950% due 03/15/34  40,000 32,882
3.375% due 08/15/31  60,000 53,531
3.550% due 03/15/52  70,000 49,205
3.950% due 01/15/27  25,000 24,150
4.000% due 02/01/50  100,000 77,056
4.500% due 07/30/29  20,000 19,350
4.750% due 04/15/35  20,000 18,940
5.150% due 04/15/53  150,000 138,246
Allstate Corp.
3.280% due 12/15/26  350,000 333,902
Ally Financial, Inc.
5.800% due 05/01/25  200,000 199,714
6.992% due 06/13/29  125,000 129,681
American Express Co.
3.300% due 05/03/27  415,000 394,870
3.950% due 08/01/25  250,000 245,713
4.050% due 12/03/42  125,000 109,018
5.098% due 02/16/28  250,000 249,700
5.282% due 07/27/29  250,000 251,664
5.850% due 11/05/27  60,000 61,805
6.489% due 10/30/31  65,000 69,679
American Financial Group, Inc.
4.500% due 06/15/47  50,000 41,898
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 61,580
American International Group, Inc.
4.375% due 06/30/50  100,000 86,864
4.800% due 07/10/45  50,000 46,598
5.125% due 03/27/33  165,000 164,190
American Tower Corp.
1.875% due 10/15/30  200,000 162,301
2.300% due 09/15/31  350,000 285,864
2.900% due 01/15/30  50,000 43,992
3.100% due 06/15/50  50,000 33,260
3.375% due 10/15/26  100,000 95,545
3.600% due 01/15/28  100,000 94,602
5.250% due 07/15/28  150,000 150,090
5.900% due 11/15/33  65,000 67,342
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 60,652
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 81,668
2.900% due 08/23/51  100,000 63,767
4.500% due 12/15/28  200,000 196,229
a
Principal
Amount Value
Aon North America, Inc.
5.150% due 03/01/29  $ 200,000 $ 201,244
5.450% due 03/01/34  150,000 151,817
5.750% due 03/01/54  150,000 153,922
Arch Capital Group Ltd.
3.635% due 06/30/50  200,000 148,781
Arch Capital Group U.S., Inc.
5.144% due 11/01/43  200,000 190,961
ARES Capital Corp.
2.150% due 07/15/26  350,000 322,418
3.250% due 07/15/25  50,000 48,315
Arthur J Gallagher & Co.
5.500% due 03/02/33  265,000 267,040
Asian Development Bank (Multi-National)
0.500% due 02/04/26  400,000 370,337
1.000% due 04/14/26  200,000 185,780
1.250% due 06/09/28  50,000 44,009
1.750% due 08/14/26  250,000 234,273
2.625% due 01/12/27  200,000 190,190
2.750% due 01/19/28  100,000 94,173
2.875% due 05/06/25  225,000 219,839
3.125% due 09/26/28  200,000 190,150
3.750% due 04/25/28  345,000 336,571
3.875% due 09/28/32  120,000 115,968
3.875% due 06/14/33  250,000 240,940
4.000% due 01/12/33  85,000 82,793
4.125% due 01/12/27  180,000 178,114
4.250% due 01/09/26  250,000 247,882
4.375% due 03/06/29  180,000 180,377
4.500% due 08/25/28  653,000 656,838
Asian Infrastructure Investment Bank
(Multi-National)
0.500% due 05/28/25  150,000 142,346
3.375% due 06/29/25  200,000 195,985
4.000% due 01/18/28  100,000 98,312
4.125% due 01/18/29  205,000 202,942
4.250% due 03/13/34  150,000 148,774
Assurant, Inc.
4.900% due 03/27/28  100,000 98,823
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 61,620
Athene Holding Ltd.
3.450% due 05/15/52  100,000 65,708
3.500% due 01/15/31  20,000 17,601
6.650% due 02/01/33  100,000 105,958
Australia & New Zealand Banking Group
Ltd. (Australia)
4.750% due 01/18/27  250,000 249,725
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 164,533
2.450% due 01/15/31  105,000 90,333
3.350% due 05/15/27  25,000 23,845
4.150% due 07/01/47  50,000 41,161
AXA SA (France)
8.600% due 12/15/30  75,000 88,642
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 204,384
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 182,503
2.749% due 12/03/30  200,000 165,459
5.294% due 08/18/27  200,000 199,615
6.607% due 11/07/28  600,000 634,452
6.921% due 08/08/33  295,000 308,950

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Bank of America Corp.
1.197% due 10/24/26  $ 100,000 $ 93,626
1.658% due 03/11/27  350,000 326,145
1.734% due 07/22/27  410,000 378,085
1.922% due 10/24/31  100,000 81,512
2.299% due 07/21/32  100,000 81,858
2.482% due 09/21/36  200,000 160,076
2.496% due 02/13/31  100,000 86,180
2.572% due 10/20/32  100,000 82,996
2.592% due 04/29/31  500,000 431,252
2.651% due 03/11/32  100,000 84,542
2.676% due 06/19/41  350,000 249,187
2.831% due 10/24/51  25,000 16,356
2.884% due 10/22/30  50,000 44,444
2.972% due 07/21/52  100,000 67,359
3.248% due 10/21/27  150,000 142,245
3.311% due 04/22/42  400,000 308,313
3.384% due 04/02/26  100,000 97,835
3.419% due 12/20/28  169,000 158,592
3.483% due 03/13/52  100,000 74,668
3.500% due 04/19/26  150,000 145,512
3.593% due 07/21/28  100,000 95,080
3.824% due 01/20/28  300,000 289,024
3.875% due 08/01/25  100,000 98,466
3.946% due 01/23/49  100,000 81,972
3.950% due 04/21/25  200,000 196,849
3.970% due 03/05/29  100,000 95,618
4.078% due 04/23/40  200,000 172,926
4.083% due 03/20/51  350,000 287,221
4.183% due 11/25/27  100,000 97,102
4.450% due 03/03/26  85,000 83,774
4.750% due 04/21/45  85,000 78,693
5.015% due 07/22/33  250,000 246,147
5.080% due 01/20/27  800,000 796,234
5.202% due 04/25/29  200,000 200,251
5.288% due 04/25/34  200,000 199,474
5.468% due 01/23/35  600,000 604,138
5.819% due 09/15/29  200,000 205,142
5.872% due 09/15/34  200,000 207,520
6.110% due 01/29/37  250,000 265,697
6.204% due 11/10/28  65,000 67,270
7.750% due 05/14/38  200,000 242,829
Bank of America NA
5.650% due 08/18/25  250,000 251,596
Bank of Montreal (Canada)
0.949% due 01/22/27  100,000 92,729
3.700% due 06/07/25  165,000 161,928
5.266% due 12/11/26  210,000 210,998
5.300% due 06/05/26  150,000 150,446
5.920% due 09/25/25  100,000 101,051
Bank of New York Mellon Corp.
1.600% due 04/24/25  300,000 288,627
2.800% due 05/04/26  50,000 47,804
3.000% due 10/30/28  55,000 50,728
4.706% due 02/01/34  130,000 125,519
5.802% due 10/25/28  500,000 513,638
6.474% due 10/25/34  200,000 217,909
Bank of Nova Scotia (Canada)
1.300% due 06/11/25  100,000 95,382
1.300% due 09/15/26  50,000 45,690
2.450% due 02/02/32  100,000 82,858
3.450% due 04/11/25  60,000 58,829
4.588% due 05/04/37  40,000 36,291
a
Principal
Amount Value
4.750% due 02/02/26  $ 240,000 $ 238,326
5.650% due 02/01/34  450,000 463,796
Barclays PLC (United Kingdom)
2.645% due 06/24/31  200,000 168,971
2.894% due 11/24/32  200,000 166,421
3.330% due 11/24/42  200,000 146,774
4.337% due 01/10/28  300,000 289,544
4.375% due 01/12/26  200,000 196,319
4.950% due 01/10/47  200,000 182,811
5.690% due 03/12/30  200,000 201,108
5.829% due 05/09/27  400,000 400,968
6.490% due 09/13/29  200,000 207,994
7.385% due 11/02/28  200,000 212,185
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 66,061
2.500% due 01/15/51  410,000 262,929
2.850% due 10/15/50  90,000 60,813
3.850% due 03/15/52  200,000 161,875
4.300% due 05/15/43  200,000 182,980
5.750% due 01/15/40  25,000 27,357
BlackRock Funding, Inc.
5.000% due 03/14/34  120,000 120,549
BlackRock, Inc.
1.900% due 01/28/31  15,000 12,495
2.100% due 02/25/32  100,000 82,318
2.400% due 04/30/30  45,000 39,446
3.200% due 03/15/27  56,000 53,855
3.250% due 04/30/29  60,000 56,185
4.750% due 05/25/33  115,000 114,447
Blackstone Private Credit Fund
2.625% due 12/15/26  100,000 91,288
3.250% due 03/15/27  150,000 138,490
7.050% due 09/29/25  50,000 50,764
7.300% due 11/27/28 ~ 250,000 260,871
Blackstone Secured Lending Fund
2.750% due 09/16/26  100,000 92,215
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 88,448
3.750% due 07/22/25  100,000 97,046
Blue Owl Credit Income Corp.
7.950% due 06/13/28 ~ 100,000 103,824
Boston Properties LP
2.450% due 10/01/33  50,000 37,685
2.550% due 04/01/32  250,000 197,874
3.250% due 01/30/31  150,000 128,435
6.500% due 01/15/34  250,000 259,475
Brighthouse Financial, Inc.
3.700% due 06/22/27  100,000 95,053
4.700% due 06/22/47  50,000 39,698
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 41,086
4.050% due 07/01/30  10,000 9,298
4.125% due 06/15/26  50,000 48,703
5.500% due 02/15/34  70,000 69,155
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 262,023
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 36,098
4.700% due 09/20/47  50,000 43,323
4.850% due 03/29/29  100,000 99,257
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 32,334
4.500% due 03/15/29  50,000 48,688

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.950% due 03/17/52  $ 200,000 $ 176,763
Camden Property Trust
3.150% due 07/01/29  30,000 27,444
4.100% due 10/15/28  20,000 19,424
4.900% due 01/15/34  100,000 97,347
Canadian Imperial Bank of Commerce
(Canada)
0.950% due 10/23/25  20,000 18,784
1.250% due 06/22/26  100,000 92,176
3.600% due 04/07/32  45,000 40,758
5.001% due 04/28/28  100,000 99,700
5.144% due 04/28/25  200,000 199,408
Capital One Financial Corp.
1.878% due 11/02/27  100,000 91,510
2.618% due 11/02/32  100,000 80,947
3.750% due 07/28/26  250,000 240,921
3.750% due 03/09/27  50,000 48,004
3.800% due 01/31/28  200,000 190,256
4.927% due 05/10/28  100,000 98,744
4.985% due 07/24/26  100,000 99,387
5.468% due 02/01/29  65,000 64,811
6.312% due 06/08/29  65,000 66,846
CBRE Services, Inc.
4.875% due 03/01/26  100,000 99,005
Charles Schwab Corp.
0.900% due 03/11/26  135,000 124,471
1.150% due 05/13/26  75,000 69,162
1.950% due 12/01/31  100,000 80,420
2.300% due 05/13/31  150,000 126,045
2.450% due 03/03/27  250,000 233,042
3.200% due 03/02/27  100,000 95,231
3.850% due 05/21/25  100,000 98,354
6.136% due 08/24/34  100,000 104,385
Chubb INA Holdings, Inc.
1.375% due 09/15/30  250,000 203,614
2.850% due 12/15/51  25,000 17,087
3.050% due 12/15/61  10,000 6,707
4.150% due 03/13/43  25,000 21,972
5.000% due 03/15/34  95,000 95,379
Citibank NA
5.803% due 09/29/28  250,000 258,915
Citigroup, Inc.
1.122% due 01/28/27  400,000 370,086
1.462% due 06/09/27  100,000 91,874
2.520% due 11/03/32  70,000 57,436
2.561% due 05/01/32  55,000 45,887
2.666% due 01/29/31  150,000 130,045
2.904% due 11/03/42  50,000 35,936
2.976% due 11/05/30  100,000 88,851
3.057% due 01/25/33  135,000 114,815
3.070% due 02/24/28  650,000 611,557
3.106% due 04/08/26  200,000 194,989
3.400% due 05/01/26  100,000 96,319
3.520% due 10/27/28  100,000 94,322
3.668% due 07/24/28  100,000 95,079
3.785% due 03/17/33  450,000 402,161
3.878% due 01/24/39  100,000 85,242
3.887% due 01/10/28  100,000 96,457
4.125% due 07/25/28  100,000 95,893
4.300% due 11/20/26  100,000 97,630
4.750% due 05/18/46  50,000 44,432
5.174% due 02/13/30  1,000,000 995,628
5.300% due 05/06/44  400,000 388,919
a
Principal
Amount Value
5.827% due 02/13/35  $ 250,000 $ 247,617
6.125% due 08/25/36  100,000 104,264
6.174% due 05/25/34  115,000 116,841
6.270% due 11/17/33  235,000 248,297
Citizens Financial Group, Inc.
5.841% due 01/23/30  125,000 124,881
CME Group, Inc.
3.750% due 06/15/28  100,000 97,059
4.150% due 06/15/48  50,000 43,766
CNA Financial Corp.
3.450% due 08/15/27  100,000 94,674
4.500% due 03/01/26  50,000 49,337
Comerica Bank
4.000% due 07/27/25  250,000 242,672
Commonwealth Bank of Australia (Australia)
5.499% due 09/12/25  250,000 251,516
Cooperatieve Rabobank UA (Netherlands)
3.375% due 05/21/25  250,000 245,292
4.800% due 01/09/29  250,000 248,515
5.250% due 05/24/41  200,000 204,931
COPT Defense Properties LP
2.250% due 03/15/26  35,000 32,939
2.900% due 12/01/33  65,000 51,008
Corebridge Financial, Inc.
3.650% due 04/05/27  500,000 477,613
Corp Andina de Fomento (Multi-National)
2.250% due 02/08/27  200,000 184,412
Council Of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 242,665
3.750% due 05/25/26  300,000 294,197
Credit Suisse AG (Switzerland)
5.000% due 07/09/27  300,000 297,362
Crown Castle, Inc.
2.100% due 04/01/31  200,000 161,973
2.900% due 04/01/41  500,000 353,908
3.250% due 01/15/51  200,000 137,013
3.650% due 09/01/27  35,000 33,190
3.700% due 06/15/26  35,000 33,816
3.800% due 02/15/28  50,000 47,359
4.000% due 03/01/27  40,000 38,690
4.300% due 02/15/29  60,000 57,550
4.450% due 02/15/26  35,000 34,436
4.750% due 05/15/47  25,000 21,546
5.000% due 01/11/28  35,000 34,648
CubeSmart LP
2.000% due 02/15/31  15,000 12,082
3.125% due 09/01/26  50,000 47,533
Deutsche Bank AG (Germany)
2.129% due 11/24/26  350,000 330,194
2.552% due 01/07/28  150,000 137,770
3.547% due 09/18/31  500,000 440,617
7.146% due 07/13/27  150,000 154,210
Digital Realty Trust LP
3.700% due 08/15/27  50,000 47,767
4.450% due 07/15/28  100,000 96,872
Discover Bank
3.450% due 07/27/26  250,000 238,163
DOC DR LLC
2.625% due 11/01/31  50,000 41,231
Enstar Group Ltd.
4.950% due 06/01/29  25,000 24,440

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
EPR Properties
3.600% due 11/15/31  $ 30,000 $ 25,094
Equinix, Inc.
2.000% due 05/15/28  35,000 30,772
2.150% due 07/15/30  350,000 290,268
2.500% due 05/15/31  100,000 83,442
3.400% due 02/15/52  10,000 7,006
Equitable Holdings, Inc.
4.350% due 04/20/28  300,000 290,880
ERP Operating LP
2.850% due 11/01/26  70,000 66,331
3.500% due 03/01/28  100,000 94,836
4.500% due 06/01/45  75,000 64,736
Essex Portfolio LP
2.550% due 06/15/31  65,000 54,128
2.650% due 03/15/32  30,000 24,856
3.375% due 04/15/26  50,000 48,177
4.000% due 03/01/29  25,000 23,867
European Bank for Reconstruction &
Development (Multi-National)
0.500% due 01/28/26  300,000 277,629
4.125% due 01/25/29  130,000 128,820
4.250% due 03/13/34  200,000 198,186
4.375% due 03/09/28  120,000 119,739
European Investment Bank (Multi-National)
0.375% due 03/26/26  300,000 275,510
0.625% due 10/21/27  250,000 218,967
0.750% due 10/26/26  83,000 75,442
1.250% due 02/14/31  300,000 246,798
1.375% due 03/15/27  350,000 320,179
1.625% due 10/09/29  195,000 169,657
2.750% due 08/15/25  600,000 583,090
3.625% due 07/15/30  160,000 154,030
3.750% due 02/14/33  325,000 311,919
3.875% due 03/15/28  400,000 392,402
4.000% due 02/15/29  135,000 133,082
4.125% due 02/13/34  479,000 471,254
4.375% due 03/19/27  130,000 129,599
4.500% due 10/16/28  100,000 100,683
Extra Space Storage LP
3.900% due 04/01/29  220,000 207,330
4.000% due 06/15/29  100,000 94,405
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  150,000 150,005
Federal Realty OP LP
1.250% due 02/15/26  300,000 277,683
4.500% due 12/01/44  50,000 40,980
Fidelity National Financial, Inc.
3.400% due 06/15/30  200,000 177,755
4.500% due 08/15/28  50,000 48,383
Fifth Third Bancorp
1.707% due 11/01/27  155,000 141,080
2.550% due 05/05/27  60,000 55,342
6.339% due 07/27/29  245,000 252,658
8.250% due 03/01/38  25,000 30,024
FS KKR Capital Corp.
2.625% due 01/15/27  100,000 90,772
3.250% due 07/15/27  50,000 45,556
Globe Life, Inc.
4.550% due 09/15/28  50,000 49,042
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 42,142
4.000% due 01/15/31  50,000 44,650
a
Principal
Amount Value
5.250% due 06/01/25  $ 25,000 $ 24,856
5.375% due 04/15/26  50,000 49,598
5.750% due 06/01/28  25,000 25,038
Goldman Sachs Bank USA
5.283% due 03/18/27  250,000 249,948
Goldman Sachs Group, Inc.
1.093% due 12/09/26  290,000 269,507
1.431% due 03/09/27  80,000 74,116
1.542% due 09/10/27  100,000 91,400
1.948% due 10/21/27  250,000 229,867
2.383% due 07/21/32  70,000 57,444
2.615% due 04/22/32  70,000 58,769
2.640% due 02/24/28  250,000 232,912
2.908% due 07/21/42  60,000 43,185
3.210% due 04/22/42  60,000 45,147
3.436% due 02/24/43  450,000 348,826
3.500% due 04/01/25  100,000 98,134
3.500% due 11/16/26  100,000 95,968
3.615% due 03/15/28  200,000 191,359
3.750% due 05/22/25  150,000 147,251
3.750% due 02/25/26  60,000 58,607
3.800% due 03/15/30  250,000 234,201
3.814% due 04/23/29  150,000 142,241
3.850% due 01/26/27  160,000 155,162
4.017% due 10/31/38  100,000 86,152
4.223% due 05/01/29  200,000 192,557
4.411% due 04/23/39  450,000 403,127
4.482% due 08/23/28  500,000 489,000
4.750% due 10/21/45  100,000 92,205
6.561% due 10/24/34  200,000 218,287
6.750% due 10/01/37  200,000 218,607
Golub Capital BDC, Inc.
2.500% due 08/24/26  60,000 55,151
Hartford Financial Services Group, Inc.
2.900% due 09/15/51  100,000 65,816
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 19,895
Healthpeak OP LLC
2.875% due 01/15/31  200,000 171,859
3.000% due 01/15/30  100,000 88,627
3.100% due 02/15/30  50,000 43,571
Hercules Capital, Inc.
3.375% due 01/20/27  35,000 32,160
Highwoods Realty LP
4.125% due 03/15/28  20,000 18,718
4.200% due 04/15/29  50,000 45,557
Host Hotels & Resorts LP
3.375% due 12/15/29  25,000 22,284
3.500% due 09/15/30  100,000 89,001
HSBC Holdings PLC (United Kingdom)
1.645% due 04/18/26  250,000 239,528
2.251% due 11/22/27  250,000 230,471
2.357% due 08/18/31  250,000 208,517
2.804% due 05/24/32  200,000 167,890
2.848% due 06/04/31  200,000 172,623
3.900% due 05/25/26  200,000 194,804
3.973% due 05/22/30  290,000 271,140
4.250% due 08/18/25  200,000 196,096
4.375% due 11/23/26  200,000 195,505
4.762% due 03/29/33  300,000 279,025
5.546% due 03/04/30  200,000 201,259
5.887% due 08/14/27  250,000 252,242
6.254% due 03/09/34  200,000 210,884

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
6.332% due 03/09/44  $ 200,000 $ 214,644
6.547% due 06/20/34  350,000 362,748
6.800% due 06/01/38  150,000 160,253
7.336% due 11/03/26  200,000 205,840
Huntington Bancshares, Inc.
5.023% due 05/17/33  70,000 66,818
5.709% due 02/02/35  200,000 199,519
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 185,419
4.550% due 10/02/28  200,000 196,011
6.083% due 09/11/27  200,000 202,540
Inter-American Development Bank
(Multi-National)
0.625% due 07/15/25  700,000 662,980
0.875% due 04/20/26  250,000 231,530
1.125% due 07/20/28  300,000 262,269
1.125% due 01/13/31  150,000 122,005
2.000% due 06/02/26  150,000 141,702
2.000% due 07/23/26  100,000 94,296
3.200% due 08/07/42  100,000 81,825
3.500% due 09/14/29  200,000 191,877
4.000% due 01/12/28  100,000 98,482
4.125% due 02/15/29  160,000 158,568
4.375% due 02/01/27  100,000 99,604
4.500% due 09/13/33  200,000 202,042
Inter-American Investment Corp.
(Multi-National)
4.125% due 02/15/28  150,000 147,470
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 50,781
2.650% due 09/15/40  65,000 46,908
3.000% due 09/15/60  65,000 41,039
3.100% due 09/15/27  100,000 94,112
5.200% due 06/15/62  350,000 344,025
International Bank for Reconstruction &
Development (Multi-National)
0.375% due 07/28/25  350,000 329,979
0.500% due 10/28/25  200,000 187,110
0.625% due 04/22/25  1,100,000 1,051,542
0.750% due 11/24/27  195,000 170,895
0.875% due 05/14/30  350,000 285,051
1.125% due 09/13/28  160,000 139,310
1.375% due 04/20/28  250,000 222,207
1.625% due 11/03/31  190,000 156,971
1.750% due 10/23/29  100,000 87,233
2.500% due 03/29/32  200,000 175,569
3.125% due 11/20/25  50,000 48,709
3.125% due 06/15/27  600,000 576,116
3.500% due 07/12/28  260,000 251,402
3.625% due 09/21/29  250,000 241,377
3.875% due 02/14/30  200,000 195,120
4.000% due 07/25/30  180,000 176,663
4.000% due 01/10/31  500,000 489,169
International Finance Corp. (Multi-National)
0.750% due 10/08/26  100,000 91,050
0.750% due 08/27/30  250,000 200,512
3.625% due 09/15/25  67,000 65,828
4.375% due 01/15/27  65,000 64,760
Invesco Finance PLC
5.375% due 11/30/43  200,000 195,376
Invitation Homes Operating Partnership LP
2.000% due 08/15/31  300,000 238,536
a
Principal
Amount Value
Jackson Financial, Inc.
5.170% due 06/08/27  $ 55,000 $ 54,956
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 82,439
2.750% due 10/15/32  40,000 32,520
5.875% due 07/21/28  200,000 203,709
JPMorgan Chase & Co.
1.040% due 02/04/27  500,000 462,848
1.045% due 11/19/26  100,000 93,268
1.470% due 09/22/27  75,000 68,450
1.578% due 04/22/27  65,000 60,274
1.764% due 11/19/31  100,000 81,051
2.069% due 06/01/29  140,000 124,229
2.083% due 04/22/26  250,000 240,952
2.182% due 06/01/28  650,000 594,772
2.525% due 11/19/41  100,000 69,828
2.545% due 11/08/32  375,000 312,153
2.580% due 04/22/32  75,000 63,430
2.739% due 10/15/30  75,000 66,445
2.947% due 02/24/28  60,000 56,394
2.956% due 05/13/31  65,000 56,839
2.963% due 01/25/33  100,000 85,412
3.109% due 04/22/51  250,000 173,866
3.157% due 04/22/42  300,000 228,415
3.200% due 06/15/26  100,000 96,258
3.328% due 04/22/52  70,000 50,813
3.509% due 01/23/29  185,000 175,046
3.540% due 05/01/28  100,000 95,558
3.702% due 05/06/30  150,000 140,586
3.882% due 07/24/38  150,000 129,740
3.964% due 11/15/48  100,000 81,843
4.032% due 07/24/48  150,000 124,376
4.080% due 04/26/26  250,000 246,241
4.452% due 12/05/29  150,000 146,276
4.851% due 07/25/28  500,000 495,946
4.912% due 07/25/33  500,000 489,737
5.012% due 01/23/30  100,000 99,632
5.040% due 01/23/28  1,000,000 996,864
5.336% due 01/23/35  95,000 95,407
5.350% due 06/01/34  105,000 105,443
5.500% due 10/15/40  100,000 102,546
5.600% due 07/15/41  100,000 104,783
5.717% due 09/14/33  190,000 193,862
6.254% due 10/23/34  100,000 106,885
6.400% due 05/15/38  300,000 337,689
JPMorgan Chase Bank NA
5.110% due 12/08/26  350,000 351,095
KeyBank NA
5.850% due 11/15/27  250,000 248,062
KeyCorp
2.250% due 04/06/27  350,000 315,156
4.150% due 10/29/25  30,000 29,192
Kilroy Realty LP
6.250% due 01/15/36  35,000 34,212
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 56,576
3.700% due 10/01/49  25,000 18,226
4.125% due 12/01/46  50,000 38,474
Kite Realty Group Trust
4.750% due 09/15/30  25,000 23,946
Kreditanstalt fuer Wiederaufbau (Germany)
0.375% due 07/18/25  250,000 235,845
0.625% due 01/22/26  730,000 678,548

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
1.750% due 09/14/29  $ 100,000 $ 87,775
3.000% due 05/20/27  200,000 191,537
3.625% due 04/01/26  155,000 151,877
3.750% due 02/15/28  440,000 430,058
3.875% due 06/15/28  500,000 490,191
4.125% due 07/15/33  400,000 393,097
4.250% due 06/29/37  200,000 111,000
4.375% due 03/01/27  130,000 129,604
4.375% due 02/28/34  260,000 261,212
4.750% due 10/29/30  200,000 205,132
Landwirtschaftliche Rentenbank (Germany)
0.500% due 05/27/25  200,000 189,884
0.875% due 09/03/30  200,000 161,142
1.750% due 07/27/26  100,000 93,776
5.000% due 10/24/33  250,000 262,556
Lazard Group LLC
3.625% due 03/01/27  50,000 47,685
4.375% due 03/11/29  50,000 47,980
Legg Mason, Inc.
4.750% due 03/15/26  50,000 49,699
Lincoln National Corp.
3.625% due 12/12/26  150,000 143,553
3.800% due 03/01/28  35,000 33,527
4.350% due 03/01/48  25,000 19,781
Lloyds Banking Group PLC (United
Kingdom)
3.750% due 03/18/28  200,000 191,516
4.582% due 12/10/25  200,000 196,193
5.462% due 01/05/28  200,000 200,109
5.679% due 01/05/35  200,000 201,301
5.985% due 08/07/27  220,000 222,141
LXP Industrial Trust
2.375% due 10/01/31  70,000 56,030
M&T Bank Corp.
4.553% due 08/16/28  65,000 62,090
Main Street Capital Corp.
3.000% due 07/14/26  100,000 93,272
Manufacturers & Traders Trust Co.
4.650% due 01/27/26  300,000 293,632
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  100,000 92,270
4.150% due 03/04/26  50,000 49,190
5.375% due 03/04/46  50,000 49,250
Markel Group, Inc.
3.450% due 05/07/52  70,000 48,620
3.500% due 11/01/27  50,000 47,303
5.000% due 05/20/49  30,000 27,306
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 37,614
3.750% due 03/14/26  100,000 97,834
4.200% due 03/01/48  100,000 84,348
4.375% due 03/15/29  70,000 68,898
5.400% due 09/15/33  100,000 102,671
5.750% due 11/01/32  100,000 105,033
Mastercard, Inc.
1.900% due 03/15/31  100,000 83,676
2.000% due 11/18/31  200,000 165,436
2.950% due 11/21/26  50,000 47,754
2.950% due 06/01/29  50,000 46,065
2.950% due 03/15/51  45,000 31,464
3.650% due 06/01/49  50,000 40,284
3.800% due 11/21/46  50,000 41,862
3.950% due 02/26/48  15,000 12,745
a
Principal
Amount Value
MetLife, Inc.
4.550% due 03/23/30  $ 350,000 $ 346,091
5.700% due 06/15/35  100,000 104,308
5.875% due 02/06/41  200,000 210,662
6.375% due 06/15/34  100,000 109,261
Mid-America Apartments LP
3.600% due 06/01/27  100,000 96,176
3.950% due 03/15/29  25,000 24,067
Mitsubishi UFJ Financial Group, Inc.
(Japan)
1.640% due 10/13/27  200,000 183,145
2.048% due 07/17/30  200,000 167,811
2.852% due 01/19/33  200,000 169,986
3.677% due 02/22/27  100,000 96,768
3.850% due 03/01/26  200,000 195,400
3.961% due 03/02/28  50,000 48,384
4.050% due 09/11/28  150,000 146,069
5.441% due 02/22/34  200,000 203,973
5.475% due 02/22/31  200,000 203,609
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  200,000 167,414
3.261% due 05/22/30  200,000 182,753
3.663% due 02/28/27  200,000 192,396
5.754% due 05/27/34  250,000 256,524
5.778% due 07/06/29  200,000 204,481
Morgan Stanley
1.512% due 07/20/27  100,000 91,801
1.593% due 05/04/27  145,000 134,150
1.794% due 02/13/32  65,000 51,978
2.188% due 04/28/26  500,000 482,524
2.239% due 07/21/32  100,000 81,715
2.475% due 01/21/28  170,000 158,180
2.484% due 09/16/36  100,000 79,134
2.699% due 01/22/31  445,000 388,904
2.802% due 01/25/52  400,000 262,082
2.943% due 01/21/33  135,000 114,778
3.125% due 07/27/26  70,000 66,971
3.217% due 04/22/42  55,000 42,092
3.591% due 07/22/28 § 100,000 95,040
3.622% due 04/01/31  200,000 183,498
3.625% due 01/20/27  300,000 289,857
4.300% due 01/27/45  100,000 87,890
4.350% due 09/08/26  90,000 88,084
4.431% due 01/23/30  95,000 92,034
4.457% due 04/22/39  150,000 136,533
5.050% due 01/28/27  560,000 558,035
5.123% due 02/01/29  250,000 249,488
5.164% due 04/20/29  155,000 154,921
5.173% due 01/16/30  120,000 120,140
5.250% due 04/21/34  180,000 178,657
5.449% due 07/20/29  145,000 146,321
5.597% due 03/24/51  100,000 104,792
5.942% due 02/07/39  835,000 830,388
5.948% due 01/19/38  300,000 300,852
6.342% due 10/18/33  325,000 347,876
6.407% due 11/01/29  145,000 152,105
7.250% due 04/01/32  100,000 114,148
Nasdaq, Inc.
1.650% due 01/15/31  150,000 120,866
2.500% due 12/21/40  150,000 101,890
National Australia Bank Ltd. (Australia)
4.750% due 12/10/25  250,000 249,167
4.787% due 01/10/29  250,000 249,781

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  $ 350,000 $ 293,081
3.073% due 05/22/28  200,000 186,726
7.472% due 11/10/26  300,000 308,286
NNN REIT, Inc.
4.300% due 10/15/28  35,000 33,866
5.600% due 10/15/33  125,000 126,620
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  100,000 92,000
1.851% due 07/16/25  200,000 190,583
2.329% due 01/22/27  300,000 276,664
Nordic Investment Bank (Multi-National)
0.500% due 01/21/26  300,000 278,170
4.250% due 02/28/29  200,000 199,294
Northern Trust Corp.
1.950% due 05/01/30  75,000 63,858
3.375% due 05/08/32  63,000 58,753
3.650% due 08/03/28  50,000 48,111
4.000% due 05/10/27  35,000 34,110
Oaktree Specialty Lending Corp.
2.700% due 01/15/27  50,000 45,243
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25  90,000 84,289
4.125% due 01/18/29  50,000 49,551
4.250% due 03/01/28  35,000 34,773
4.625% due 11/03/25  70,000 69,728
Old Republic International Corp.
3.850% due 06/11/51  55,000 39,881
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  50,000 48,309
ORIX Corp. (Japan)
3.700% due 07/18/27  50,000 48,014
4.000% due 04/13/32  100,000 93,507
Piedmont Operating Partnership LP
2.750% due 04/01/32  35,000 25,228
9.250% due 07/20/28  200,000 213,159
PNC Bank NA
4.050% due 07/26/28  350,000 333,652
PNC Financial Services Group, Inc.
2.550% due 01/22/30  350,000 305,603
5.068% due 01/24/34  40,000 38,764
5.582% due 06/12/29  120,000 121,497
5.676% due 01/22/35  750,000 757,170
5.939% due 08/18/34  200,000 205,306
Principal Financial Group, Inc.
3.700% due 05/15/29  25,000 23,483
4.625% due 09/15/42  100,000 91,162
5.375% due 03/15/33  30,000 30,257
Progressive Corp.
2.500% due 03/15/27  40,000 37,509
3.000% due 03/15/32  50,000 43,613
3.700% due 03/15/52  175,000 136,727
4.000% due 03/01/29  25,000 24,233
4.125% due 04/15/47  100,000 84,702
Prologis LP
1.250% due 10/15/30  55,000 44,140
1.625% due 03/15/31  100,000 80,443
1.750% due 02/01/31  20,000 16,408
2.125% due 04/15/27  25,000 23,039
2.125% due 10/15/50  40,000 22,374
2.250% due 04/15/30  30,000 26,024
2.250% due 01/15/32  50,000 41,325
2.875% due 11/15/29  40,000 36,191
a
Principal
Amount Value
3.000% due 04/15/50  $ 25,000 $ 17,201
3.375% due 12/15/27  60,000 56,989
4.375% due 02/01/29  15,000 14,738
4.875% due 06/15/28  200,000 200,330
Prudential Financial, Inc.
1.500% due 03/10/26  20,000 18,725
2.100% due 03/10/30  15,000 12,963
3.000% due 03/10/40  25,000 19,009
3.700% due 10/01/50  175,000 153,133
3.700% due 03/13/51  150,000 115,033
3.935% due 12/07/49  132,000 104,390
4.350% due 02/25/50  50,000 42,689
6.625% due 06/21/40  50,000 56,430
Public Storage Operating Co.
0.875% due 02/15/26  50,000 46,236
1.500% due 11/09/26  50,000 45,907
2.300% due 05/01/31  250,000 211,275
3.094% due 09/15/27  30,000 28,406
Radian Group, Inc.
6.200% due 05/15/29  30,000 30,466
Raymond James Financial, Inc.
4.950% due 07/15/46  100,000 92,071
Realty Income Corp.
1.800% due 03/15/33  50,000 37,917
2.200% due 06/15/28  35,000 31,311
2.850% due 12/15/32  30,000 24,969
3.000% due 01/15/27  50,000 47,285
3.400% due 01/15/30  50,000 45,580
3.875% due 04/15/25  150,000 147,739
4.625% due 11/01/25  50,000 49,537
4.850% due 03/15/30  65,000 64,287
4.875% due 06/01/26  25,000 24,857
4.900% due 07/15/33  200,000 193,316
Regency Centers LP
3.600% due 02/01/27  30,000 28,889
3.700% due 06/15/30  35,000 32,307
4.400% due 02/01/47  35,000 28,765
Regions Financial Corp.
1.800% due 08/12/28  300,000 258,685
Reinsurance Group of America, Inc.
3.950% due 09/15/26  60,000 58,644
6.000% due 09/15/33  50,000 51,897
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 28,333
Royal Bank of Canada (Canada)
1.150% due 07/14/26  50,000 45,808
2.050% due 01/21/27  100,000 92,687
3.625% due 05/04/27  150,000 144,367
4.650% due 01/27/26  200,000 197,779
4.900% due 01/12/28  150,000 150,087
4.950% due 02/01/29  1,000,000 1,002,980
5.200% due 07/20/26  250,000 250,895
Santander Holdings USA, Inc.
2.490% due 01/06/28  70,000 63,643
4.400% due 07/13/27  145,000 140,702
6.565% due 06/12/29  100,000 103,030
Santander UK Group Holdings PLC (United
Kingdom)
1.532% due 08/21/26  200,000 188,459
2.896% due 03/15/32  200,000 170,294
Simon Property Group LP
1.375% due 01/15/27  300,000 273,030
2.450% due 09/13/29  100,000 87,924

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.650% due 07/15/30  $ 100,000 $ 87,416
3.250% due 11/30/26  50,000 47,818
3.250% due 09/13/49  100,000 70,064
3.375% due 06/15/27  100,000 95,418
4.250% due 11/30/46  50,000 41,397
5.850% due 03/08/53  200,000 206,149
Store Capital LLC
4.500% due 03/15/28  150,000 142,425
Sumitomo Mitsui Financial Group, Inc.
(Japan)
0.948% due 01/12/26  200,000 185,854
1.474% due 07/08/25  200,000 190,463
1.710% due 01/12/31  200,000 160,661
1.902% due 09/17/28  250,000 219,202
2.296% due 01/12/41  200,000 138,147
3.010% due 10/19/26  200,000 189,985
3.202% due 09/17/29  150,000 136,396
3.364% due 07/12/27  150,000 142,679
3.784% due 03/09/26  100,000 97,495
5.766% due 01/13/33  200,000 208,555
5.800% due 07/13/28  250,000 257,668
Sun Communities Operating LP
2.300% due 11/01/28  65,000 56,834
5.700% due 01/15/33  100,000 99,239
Synchrony Financial
3.700% due 08/04/26  50,000 47,578
3.950% due 12/01/27  100,000 93,619
4.875% due 06/13/25  100,000 98,540
Tanger Properties LP
3.875% due 07/15/27  50,000 46,474
Toronto-Dominion Bank (Canada)
due 04/05/27 # 100,000 99,885
due 04/05/29 # 100,000 100,065
0.750% due 01/06/26  200,000 185,665
1.200% due 06/03/26  100,000 92,005
4.693% due 09/15/27  200,000 198,185
5.103% due 01/09/26  100,000 100,208
5.156% due 01/10/28  500,000 503,411
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 34,889
5.450% due 05/25/53  100,000 103,673
6.250% due 06/15/37  125,000 137,738
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 111,173
Truist Financial Corp.
1.125% due 08/03/27  100,000 87,827
1.200% due 08/05/25  135,000 127,664
1.267% due 03/02/27  120,000 110,966
1.887% due 06/07/29  125,000 108,558
1.950% due 06/05/30  135,000 111,576
3.700% due 06/05/25  100,000 98,061
4.000% due 05/01/25  100,000 98,419
4.873% due 01/26/29  40,000 39,355
4.916% due 07/28/33  100,000 93,199
5.435% due 01/24/30  110,000 109,903
5.867% due 06/08/34  200,000 202,526
7.161% due 10/30/29  55,000 58,671
U.S. Bancorp
1.375% due 07/22/30  150,000 120,595
1.450% due 05/12/25  150,000 143,846
2.491% due 11/03/36  200,000 157,471
4.548% due 07/22/28  100,000 98,052
4.839% due 02/01/34  200,000 190,011
a
Principal
Amount Value
5.775% due 06/12/29  $ 250,000 $ 254,434
5.850% due 10/21/33  30,000 30,599
6.787% due 10/26/27  350,000 362,528
UBS AG (Switzerland)
5.800% due 09/11/25  200,000 201,504
UDR, Inc.
2.100% due 06/15/33  100,000 76,564
3.100% due 11/01/34  50,000 40,708
3.200% due 01/15/30  50,000 45,333
4.400% due 01/26/29  25,000 24,145
Unum Group
4.000% due 06/15/29  70,000 66,118
4.125% due 06/15/51  100,000 75,693
Ventas Realty LP
3.000% due 01/15/30  50,000 44,097
3.250% due 10/15/26  100,000 94,698
4.000% due 03/01/28  50,000 47,678
4.125% due 01/15/26  31,000 30,297
Visa, Inc.
1.100% due 02/15/31  200,000 159,764
1.900% due 04/15/27  250,000 231,270
2.050% due 04/15/30  300,000 258,918
3.650% due 09/15/47  25,000 20,197
4.150% due 12/14/35  30,000 28,479
4.300% due 12/14/45  100,000 90,253
Voya Financial, Inc.
3.650% due 06/15/26  50,000 48,179
4.800% due 06/15/46  30,000 25,953
W R Berkley Corp.
4.000% due 05/12/50  115,000 89,895
Wachovia Corp.
5.500% due 08/01/35  200,000 201,718
Wells Fargo & Co.
2.188% due 04/30/26  300,000 288,982
2.393% due 06/02/28  500,000 457,787
3.000% due 04/22/26  150,000 143,490
3.000% due 10/23/26  150,000 142,035
3.068% due 04/30/41  500,000 374,329
3.196% due 06/17/27  260,000 248,327
3.526% due 03/24/28  355,000 337,993
3.908% due 04/25/26  250,000 245,436
4.150% due 01/24/29  200,000 192,825
4.478% due 04/04/31  200,000 191,588
4.540% due 08/15/26  100,000 98,750
4.611% due 04/25/53  750,000 663,355
4.808% due 07/25/28  65,000 64,065
4.897% due 07/25/33  65,000 62,659
5.013% due 04/04/51  250,000 234,885
5.198% due 01/23/30  140,000 139,746
5.389% due 04/24/34  330,000 328,061
5.499% due 01/23/35  140,000 140,382
5.557% due 07/25/34  160,000 160,687
5.574% due 07/25/29  365,000 369,439
5.606% due 01/15/44  100,000 98,592
6.491% due 10/23/34  180,000 193,148
Wells Fargo Bank NA
5.450% due 08/07/26  250,000 251,747
6.600% due 01/15/38  100,000 109,327
Welltower OP LLC
2.050% due 01/15/29  60,000 52,293
2.750% due 01/15/31  145,000 124,826
2.750% due 01/15/32  50,000 41,926
2.800% due 06/01/31  100,000 85,840

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
4.125% due 03/15/29  $ 100,000 $ 95,792
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 88,311
2.150% due 06/03/31  100,000 83,729
2.700% due 08/19/26  150,000 142,649
2.963% due 11/16/40  200,000 141,279
3.400% due 01/25/28  100,000 95,171
4.043% due 08/26/27  100,000 98,079
4.110% due 07/24/34  65,000 60,088
4.421% due 07/24/39  45,000 39,667
5.457% due 11/18/27  100,000 102,069
5.535% due 11/17/28  250,000 257,122
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 94,404
7.375% due 03/15/32  100,000 113,677
Willis North America, Inc.
2.950% due 09/15/29  75,000 67,253
3.875% due 09/15/49  35,000 26,363
4.650% due 06/15/27  100,000 98,482
5.900% due 03/05/54  50,000 50,658
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  50,000 47,460
124,919,362
Industrial - 1.8%
3M Co.
2.875% due 10/15/27  100,000 93,178
3.250% due 08/26/49  200,000 138,516
4.000% due 09/14/48  250,000 201,033
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 47,731
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 66,788
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 55,262
4.000% due 05/17/25  65,000 63,838
Amphenol Corp.
2.200% due 09/15/31  60,000 49,686
4.350% due 06/01/29  50,000 48,715
Arrow Electronics, Inc.
3.875% due 01/12/28  25,000 23,706
Avnet, Inc.
4.625% due 04/15/26  25,000 24,630
6.250% due 03/15/28  100,000 102,507
Berry Global, Inc.
1.570% due 01/15/26  200,000 187,053
Boeing Co.
2.196% due 02/04/26  500,000 468,313
2.750% due 02/01/26  50,000 47,425
2.950% due 02/01/30  100,000 86,424
3.200% due 03/01/29  200,000 178,794
3.250% due 02/01/28  50,000 46,023
3.250% due 03/01/28  25,000 22,934
3.550% due 03/01/38  15,000 11,425
3.625% due 02/01/31  30,000 26,425
3.625% due 03/01/48  10,000 6,846
3.750% due 02/01/50  100,000 69,664
3.825% due 03/01/59  50,000 33,245
3.850% due 11/01/48  35,000 24,756
4.875% due 05/01/25  85,000 84,069
5.150% due 05/01/30  150,000 145,199
5.705% due 05/01/40  200,000 191,575
5.805% due 05/01/50  400,000 378,823
5.875% due 02/15/40  50,000 48,156
a
Principal
Amount Value
5.930% due 05/01/60  $ 150,000 $ 140,772
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 138,148
3.300% due 09/15/51  200,000 143,997
3.550% due 02/15/50  150,000 114,109
3.650% due 09/01/25  50,000 48,990
4.125% due 06/15/47  50,000 42,329
4.450% due 01/15/53  300,000 266,276
4.700% due 09/01/45  50,000 46,532
5.200% due 04/15/54  60,000 59,522
5.750% due 05/01/40  100,000 105,722
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 92,973
6.200% due 06/01/36  50,000 55,005
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 179,619
3.100% due 12/02/51  200,000 138,166
4.000% due 06/01/28  35,000 33,758
4.800% due 09/15/35  20,000 19,376
4.950% due 08/15/45  100,000 93,287
6.125% due 09/15/15  30,000 31,867
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 80,298
3.750% due 12/01/27  50,000 47,681
Carrier Global Corp.
2.493% due 02/15/27  35,000 32,628
2.722% due 02/15/30  50,000 44,235
3.377% due 04/05/40  15,000 11,752
3.577% due 04/05/50  450,000 335,656
5.900% due 03/15/34  65,000 68,345
Caterpillar Financial Services Corp.
0.800% due 11/13/25  60,000 56,169
0.900% due 03/02/26  200,000 185,248
3.400% due 05/13/25  100,000 98,108
4.350% due 05/15/26  302,000 298,818
4.850% due 02/27/29  200,000 201,246
Caterpillar, Inc.
3.250% due 09/19/49  100,000 74,179
3.803% due 08/15/42  100,000 84,208
CNH Industrial Capital LLC
1.450% due 07/15/26  100,000 91,828
CNH Industrial NV
3.850% due 11/15/27  35,000 33,633
CSX Corp.
3.250% due 06/01/27  250,000 238,291
4.100% due 11/15/32  100,000 94,284
4.500% due 03/15/49  65,000 57,116
4.650% due 03/01/68  45,000 39,160
5.200% due 11/15/33  250,000 254,316
5.500% due 04/15/41  75,000 76,053
Deere & Co.
2.875% due 09/07/49  15,000 10,607
3.900% due 06/09/42  100,000 86,508
Dover Corp.
5.375% due 03/01/41  50,000 50,050
Eagle Materials, Inc.
2.500% due 07/01/31  50,000 42,054
Eaton Corp.
4.000% due 11/02/32  100,000 94,558
4.150% due 03/15/33  55,000 52,211
Emerson Electric Co.
0.875% due 10/15/26  35,000 31,768
2.200% due 12/21/31  100,000 83,714

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.150% due 06/01/25  $ 100,000 $ 97,746
FedEx Corp.
3.100% due 08/05/29  50,000 45,935
3.875% due 08/01/42  100,000 80,289
4.200% due 10/17/28  100,000 97,167
4.400% due 01/15/47  50,000 41,909
4.750% due 11/15/45  50,000 44,341
5.250% due 05/15/50  350,000 335,654
Flex Ltd.
3.750% due 02/01/26  50,000 48,523
4.750% due 06/15/25  50,000 49,429
4.875% due 06/15/29  25,000 24,529
Fortive Corp.
4.300% due 06/15/46  125,000 104,681
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 127,585
GATX Corp.
4.550% due 11/07/28  25,000 24,439
5.450% due 09/15/33  100,000 99,526
GE Capital International Funding Co.
Unlimited Co.
4.418% due 11/15/35  350,000 329,500
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,241
2.850% due 06/01/41  10,000 7,411
3.750% due 05/15/28  180,000 174,293
4.250% due 04/01/50  200,000 174,451
Honeywell International, Inc.
1.100% due 03/01/27  300,000 271,156
2.500% due 11/01/26  100,000 94,519
2.700% due 08/15/29  60,000 54,444
4.500% due 01/15/34  350,000 340,421
4.875% due 09/01/29  100,000 100,727
5.000% due 03/01/35  100,000 100,420
Hubbell, Inc.
3.350% due 03/01/26  50,000 48,381
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  50,000 43,680
IDEX Corp.
2.625% due 06/15/31  100,000 84,752
3.000% due 05/01/30  15,000 13,235
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 98,138
Jabil, Inc.
1.700% due 04/15/26  65,000 60,359
3.950% due 01/12/28  55,000 52,294
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 206,824
John Deere Capital Corp.
1.300% due 10/13/26  250,000 228,404
1.750% due 03/09/27  50,000 45,931
2.000% due 06/17/31  100,000 83,067
2.350% due 03/08/27  50,000 46,696
2.650% due 06/10/26  100,000 95,412
2.800% due 09/08/27  50,000 46,957
3.400% due 09/11/25  50,000 48,859
3.900% due 06/07/32  20,000 18,793
4.150% due 09/15/27  100,000 98,262
4.800% due 01/09/26  65,000 64,840
4.850% due 03/05/27  100,000 100,081
4.950% due 07/14/28  210,000 211,719
5.150% due 09/08/26  100,000 100,599
5.150% due 09/08/33  100,000 102,174
a
Principal
Amount Value
5.300% due 09/08/25  $ 100,000 $ 100,396
Johnson Controls International PLC
3.900% due 02/14/26  19,000 18,539
4.500% due 02/15/47  40,000 34,524
Johnson Controls International PLC/Tyco
Fire & Security Finance SCA
1.750% due 09/15/30  15,000 12,349
4.900% due 12/01/32  40,000 39,374
Kennametal, Inc.
4.625% due 06/15/28  50,000 49,064
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 26,729
3.850% due 12/15/26  25,000 24,179
4.400% due 06/15/28  100,000 97,318
5.400% due 07/31/33  250,000 251,711
Lennox International, Inc.
5.500% due 09/15/28  100,000 101,427
Lockheed Martin Corp.
3.550% due 01/15/26  50,000 48,831
3.600% due 03/01/35  25,000 22,166
3.800% due 03/01/45  20,000 16,391
3.900% due 06/15/32  45,000 42,262
4.150% due 06/15/53  385,000 325,270
4.450% due 05/15/28  70,000 69,393
4.500% due 05/15/36  20,000 19,016
4.700% due 05/15/46  44,000 41,140
4.750% due 02/15/34  250,000 246,830
6.150% due 09/01/36  100,000 109,151
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 56,733
3.450% due 06/01/27  21,000 20,103
Masco Corp.
2.000% due 02/15/31  100,000 81,856
3.500% due 11/15/27  100,000 94,537
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 46,179
Norfolk Southern Corp.
2.300% due 05/15/31  250,000 211,604
3.155% due 05/15/55  20,000 13,316
3.800% due 08/01/28  30,000 28,746
3.942% due 11/01/47  63,000 50,312
4.550% due 06/01/53  145,000 127,158
4.650% due 01/15/46  50,000 44,937
4.837% due 10/01/41  50,000 47,097
5.050% due 08/01/30  70,000 70,248
Northrop Grumman Corp.
3.250% due 01/15/28  350,000 330,827
3.850% due 04/15/45  100,000 80,563
4.700% due 03/15/33  210,000 205,109
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 41,282
Oshkosh Corp.
3.100% due 03/01/30  15,000 13,342
Otis Worldwide Corp.
2.056% due 04/05/25  20,000 19,345
2.293% due 04/05/27  20,000 18,553
3.112% due 02/15/40  50,000 38,483
3.362% due 02/15/50  30,000 21,812
5.250% due 08/16/28  135,000 136,822
Owens Corning
3.875% due 06/01/30  150,000 140,236
Packaging Corp. of America
3.400% due 12/15/27  35,000 33,293

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Parker-Hannifin Corp.
3.250% due 06/14/29  $ 300,000 $ 278,052
4.000% due 06/14/49  20,000 16,357
6.250% due 05/15/38  100,000 108,331
Precision Castparts Corp.
3.250% due 06/15/25  50,000 48,920
4.375% due 06/15/45  50,000 44,481
Regal Rexnord Corp.
6.050% due 04/15/28 ~ 250,000 253,641
Republic Services, Inc.
3.375% due 11/15/27  120,000 114,108
3.950% due 05/15/28  100,000 96,741
RTX Corp.
2.250% due 07/01/30  100,000 85,437
3.030% due 03/15/52  250,000 165,744
3.125% due 07/01/50  100,000 68,341
3.500% due 03/15/27  200,000 192,276
3.750% due 11/01/46  50,000 38,739
3.950% due 08/16/25  25,000 24,598
4.125% due 11/16/28  60,000 58,068
4.350% due 04/15/47  200,000 170,471
4.450% due 11/16/38  20,000 18,083
4.500% due 06/01/42  300,000 267,877
4.625% due 11/16/48  35,000 31,138
5.375% due 02/27/53  100,000 98,702
6.000% due 03/15/31  500,000 525,915
Ryder System, Inc.
1.750% due 09/01/26  65,000 59,962
4.300% due 06/15/27  75,000 73,155
5.250% due 06/01/28  200,000 201,018
Snap-on, Inc.
3.100% due 05/01/50  35,000 24,870
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 29,645
4.250% due 11/15/28  100,000 97,062
6.272% due 03/06/26  100,000 100,002
Teledyne Technologies, Inc.
2.750% due 04/01/31  200,000 171,398
Textron, Inc.
3.650% due 03/15/27  100,000 96,031
4.000% due 03/15/26  25,000 24,408
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 95,186
5.250% due 03/03/33  45,000 45,681
Trimble, Inc.
4.900% due 06/15/28  50,000 49,729
Tyco Electronics Group SA
2.500% due 02/04/32  45,000 38,343
4.500% due 02/13/26  60,000 59,380
Union Pacific Corp.
2.375% due 05/20/31  40,000 34,186
2.750% due 03/01/26  25,000 24,011
2.891% due 04/06/36  125,000 102,052
2.973% due 09/16/62  25,000 15,673
3.000% due 04/15/27  100,000 95,113
3.200% due 05/20/41  370,000 288,637
3.250% due 08/15/25  50,000 48,793
3.350% due 08/15/46  50,000 36,797
3.550% due 05/20/61  100,000 71,881
3.600% due 09/15/37  20,000 17,288
3.750% due 07/15/25  50,000 49,131
3.799% due 04/06/71  30,000 22,321
4.750% due 02/21/26  125,000 124,903
a
Principal
Amount Value
4.950% due 05/15/53  $ 200,000 $ 193,505
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 155,096
4.875% due 03/03/33  260,000 260,436
5.300% due 04/01/50  250,000 254,500
6.200% due 01/15/38  50,000 55,373
Veralto Corp.
5.350% due 09/18/28 ~ 300,000 304,067
Vulcan Materials Co.
4.500% due 06/15/47  100,000 87,526
Waste Connections, Inc.
3.500% due 05/01/29  100,000 94,135
4.200% due 01/15/33  70,000 65,847
Waste Management, Inc.
0.750% due 11/15/25  206,000 192,334
2.950% due 06/01/41  35,000 26,204
3.150% due 11/15/27  100,000 94,834
4.625% due 02/15/33  200,000 195,906
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 98,405
WRKCo, Inc.
4.000% due 03/15/28  100,000 96,144
4.200% due 06/01/32  50,000 47,114
Xylem, Inc.
3.250% due 11/01/26  30,000 28,673
4.375% due 11/01/46  25,000 21,495
23,193,525
Technology - 1.8%
Analog Devices, Inc.
2.100% due 10/01/31  60,000 49,783
2.800% due 10/01/41  50,000 36,321
2.950% due 10/01/51  55,000 37,340
3.450% due 06/15/27  100,000 95,685
3.500% due 12/05/26  100,000 96,646
Apple, Inc.
0.700% due 02/08/26  400,000 371,250
1.125% due 05/11/25  65,000 62,258
1.400% due 08/05/28  100,000 87,934
1.650% due 05/11/30  160,000 135,323
1.650% due 02/08/31  200,000 166,161
1.700% due 08/05/31  100,000 82,339
2.050% due 09/11/26  100,000 93,896
2.200% due 09/11/29  100,000 88,886
2.550% due 08/20/60  250,000 156,384
2.650% due 05/11/50  100,000 66,457
2.650% due 02/08/51  450,000 296,571
2.700% due 08/05/51  100,000 66,250
2.850% due 08/05/61  100,000 64,666
2.950% due 09/11/49  65,000 46,096
3.000% due 11/13/27  100,000 95,038
3.250% due 02/23/26  570,000 554,313
3.350% due 02/09/27  200,000 193,300
3.750% due 09/12/47  75,000 61,894
3.750% due 11/13/47  50,000 41,293
3.850% due 08/04/46  35,000 29,635
3.950% due 08/08/52  500,000 421,775
4.250% due 02/09/47  100,000 91,068
4.300% due 05/10/33  250,000 249,021
4.500% due 02/23/36  50,000 49,700
Applied Materials, Inc.
1.750% due 06/01/30  30,000 25,292
3.900% due 10/01/25  35,000 34,448
4.350% due 04/01/47  45,000 40,584

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.100% due 10/01/35  $ 35,000 $ 35,939
Autodesk, Inc.
2.400% due 12/15/31  80,000 67,036
2.850% due 01/15/30  55,000 49,187
Broadcom, Inc.
2.450% due 02/15/31 ~ 200,000 168,690
3.419% due 04/15/33 ~ 250,000 216,807
3.459% due 09/15/26  26,000 25,024
3.500% due 02/15/41 ~ 315,000 244,637
3.750% due 02/15/51 ~ 140,000 106,124
4.110% due 09/15/28  211,000 203,955
4.150% due 04/15/32 ~ 40,000 37,124
4.300% due 11/15/32  200,000 187,994
4.750% due 04/15/29  150,000 148,206
5.000% due 04/15/30  200,000 200,976
Broadridge Financial Solutions, Inc.
3.400% due 06/27/26  50,000 48,039
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 220,016
Dell International LLC/EMC Corp.
3.375% due 12/15/41  500,000 372,232
4.900% due 10/01/26  100,000 99,412
5.300% due 10/01/29  100,000 101,259
5.850% due 07/15/25  200,000 201,058
8.100% due 07/15/36  27,000 32,662
8.350% due 07/15/46  13,000 16,832
Electronic Arts, Inc.
1.850% due 02/15/31  30,000 24,595
2.950% due 02/15/51  20,000 13,383
4.800% due 03/01/26  50,000 49,723
Fidelity National Information Services, Inc.
1.150% due 03/01/26  350,000 324,176
1.650% due 03/01/28  20,000 17,637
3.100% due 03/01/41  10,000 7,296
Fiserv, Inc.
2.250% due 06/01/27  100,000 91,897
2.650% due 06/01/30  100,000 87,145
3.200% due 07/01/26  25,000 23,979
3.500% due 07/01/29  245,000 228,230
3.850% due 06/01/25  100,000 98,126
4.400% due 07/01/49  40,000 33,973
5.450% due 03/15/34  100,000 101,320
5.625% due 08/21/33  100,000 102,207
Hewlett Packard Enterprise Co.
4.900% due 10/15/25  250,000 248,435
6.200% due 10/15/35  50,000 53,537
6.350% due 10/15/45  50,000 53,505
HP, Inc.
2.650% due 06/17/31  100,000 84,833
4.000% due 04/15/29  100,000 95,592
4.200% due 04/15/32  100,000 93,669
4.750% due 01/15/28  100,000 99,453
6.000% due 09/15/41  55,000 57,192
IBM International Capital Pte. Ltd.
4.900% due 02/05/34  250,000 245,151
Intel Corp.
1.600% due 08/12/28  25,000 21,948
2.000% due 08/12/31  50,000 41,112
2.450% due 11/15/29  150,000 132,923
2.600% due 05/19/26  100,000 95,198
2.800% due 08/12/41  40,000 28,947
3.050% due 08/12/51  20,000 13,495
3.200% due 08/12/61  25,000 16,298
a
Principal
Amount Value
3.250% due 11/15/49  $ 500,000 $ 353,096
3.700% due 07/29/25  145,000 142,164
4.150% due 08/05/32  100,000 95,033
4.875% due 02/10/26  200,000 199,437
4.875% due 02/10/28  75,000 75,217
4.900% due 08/05/52  100,000 93,419
5.200% due 02/10/33  315,000 319,505
5.625% due 02/10/43  50,000 51,728
5.700% due 02/10/53  35,000 36,206
5.900% due 02/10/63  250,000 265,445
International Business Machines Corp.
2.850% due 05/15/40  100,000 73,610
3.300% due 05/15/26  300,000 289,563
3.500% due 05/15/29  170,000 160,171
4.000% due 07/27/25  250,000 246,161
4.150% due 05/15/39  100,000 88,343
4.250% due 05/15/49  300,000 254,792
4.500% due 02/06/26  250,000 248,347
5.100% due 02/06/53  200,000 194,018
5.600% due 11/30/39  26,000 27,082
Intuit, Inc.
1.650% due 07/15/30  15,000 12,411
5.200% due 09/15/33  150,000 152,843
KLA Corp.
4.650% due 07/15/32  60,000 59,077
4.700% due 02/01/34  200,000 196,987
4.950% due 07/15/52  100,000 96,486
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 71,889
Lam Research Corp.
4.000% due 03/15/29  55,000 53,340
4.875% due 03/15/49  25,000 23,829
Leidos, Inc.
2.300% due 02/15/31  55,000 45,496
5.750% due 03/15/33  45,000 46,150
Micron Technology, Inc.
2.703% due 04/15/32  20,000 16,705
3.366% due 11/01/41  15,000 11,153
3.477% due 11/01/51  25,000 17,822
5.875% due 09/15/33  100,000 103,715
6.750% due 11/01/29  250,000 268,452
Microsoft Corp.
1.350% due 09/15/30 ~ 35,000 28,920
2.400% due 08/08/26  250,000 237,326
2.500% due 09/15/50 ~ 100,000 64,652
2.525% due 06/01/50  485,000 318,995
2.675% due 06/01/60  166,000 106,977
2.921% due 03/17/52  278,000 196,706
3.125% due 11/03/25  100,000 97,453
3.300% due 02/06/27  300,000 290,879
3.400% due 09/15/26 ~ 50,000 48,439
3.450% due 08/08/36  72,000 64,470
3.700% due 08/08/46  500,000 426,592
NVIDIA Corp.
2.000% due 06/15/31  100,000 84,542
3.500% due 04/01/50  200,000 159,355
NXP BV/NXP Funding LLC/NXP USA, Inc.
(China)
2.500% due 05/11/31  100,000 83,765
3.250% due 05/11/41  60,000 44,594
4.300% due 06/18/29  150,000 144,588
4.400% due 06/01/27  40,000 39,235
5.000% due 01/15/33  50,000 48,936

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Oracle Corp.
2.300% due 03/25/28  $ 70,000 $ 63,234
2.800% due 04/01/27  500,000 469,082
2.875% due 03/25/31  75,000 65,247
2.950% due 05/15/25  150,000 146,109
3.250% due 11/15/27  350,000 329,546
3.600% due 04/01/40  500,000 394,481
3.650% due 03/25/41  80,000 62,855
3.850% due 07/15/36  50,000 42,654
3.850% due 04/01/60  300,000 213,690
3.900% due 05/15/35  105,000 92,200
3.950% due 03/25/51  120,000 91,500
4.000% due 07/15/46  250,000 197,075
4.100% due 03/25/61  95,000 71,397
4.300% due 07/08/34  100,000 92,276
4.375% due 05/15/55  200,000 161,138
5.550% due 02/06/53  500,000 489,463
6.125% due 07/08/39  100,000 104,639
6.250% due 11/09/32  200,000 214,083
6.500% due 04/15/38  100,000 108,774
QUALCOMM, Inc.
3.250% due 05/20/27  50,000 47,925
3.450% due 05/20/25  150,000 147,251
4.250% due 05/20/32  20,000 19,290
4.300% due 05/20/47  30,000 26,472
4.500% due 05/20/52  45,000 40,457
4.800% due 05/20/45  150,000 143,712
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 161,106
3.800% due 12/15/26  30,000 29,073
4.200% due 09/15/28  95,000 92,298
Salesforce, Inc.
1.500% due 07/15/28  65,000 57,205
1.950% due 07/15/31  80,000 66,431
2.700% due 07/15/41  60,000 43,459
2.900% due 07/15/51  100,000 67,511
3.050% due 07/15/61  50,000 32,654
ServiceNow, Inc.
1.400% due 09/01/30  65,000 52,619
Take-Two Interactive Software, Inc.
5.000% due 03/28/26  250,000 248,772
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 86,162
4.900% due 03/14/33  60,000 60,630
5.050% due 05/18/63  200,000 194,939
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 160,552
3.875% due 04/22/27  200,000 194,244
VMware LLC
1.400% due 08/15/26  200,000 182,703
2.200% due 08/15/31  250,000 203,549
3.900% due 08/21/27  30,000 28,743
Western Digital Corp.
2.850% due 02/01/29  30,000 26,132
3.100% due 02/01/32  55,000 44,337
22,099,576
Utilities - 2.3%
AEP Texas, Inc.
3.450% due 05/15/51  35,000 24,000
4.700% due 05/15/32  100,000 95,537
5.400% due 06/01/33  145,000 144,770
AEP Transmission Co. LLC
4.250% due 09/15/48  35,000 29,410
a
Principal
Amount Value
AES Corp.
1.375% due 01/15/26  $ 75,000 $ 69,484
2.450% due 01/15/31  100,000 81,889
Alabama Power Co.
3.125% due 07/15/51  100,000 69,502
4.150% due 08/15/44  90,000 76,379
4.300% due 07/15/48  15,000 12,773
Ameren Illinois Co.
3.800% due 05/15/28  50,000 48,464
3.850% due 09/01/32  50,000 45,840
4.150% due 03/15/46  50,000 42,120
American Electric Power Co., Inc.
1.000% due 11/01/25  30,000 27,987
5.950% due 11/01/32  100,000 104,058
American Water Capital Corp.
2.300% due 06/01/31  50,000 41,707
2.950% due 09/01/27  35,000 32,761
3.250% due 06/01/51  50,000 36,000
3.450% due 06/01/29  100,000 93,482
3.750% due 09/01/47  50,000 39,504
4.300% due 12/01/42  100,000 89,734
4.450% due 06/01/32  75,000 72,349
Appalachian Power Co.
3.700% due 05/01/50  150,000 106,824
7.000% due 04/01/38  150,000 169,000
Arizona Public Service Co.
2.200% due 12/15/31  65,000 53,072
2.950% due 09/15/27  50,000 46,873
4.500% due 04/01/42  100,000 86,111
Atmos Energy Corp.
2.625% due 09/15/29  150,000 134,493
3.000% due 06/15/27  30,000 28,330
4.150% due 01/15/43  64,000 56,344
4.300% due 10/01/48  50,000 43,582
Baltimore Gas & Electric Co.
2.900% due 06/15/50  30,000 19,720
3.200% due 09/15/49  70,000 48,353
3.750% due 08/15/47  50,000 39,049
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 28,319
3.800% due 07/15/48  25,000 19,207
4.250% due 10/15/50  200,000 162,711
4.450% due 01/15/49  50,000 42,253
6.125% due 04/01/36  99,000 105,335
Black Hills Corp.
3.150% due 01/15/27  50,000 47,277
4.350% due 05/01/33  30,000 27,441
5.950% due 03/15/28  100,000 103,292
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 46,663
2.400% due 09/01/26  50,000 47,212
3.000% due 02/01/27  50,000 47,556
3.350% due 04/01/51  85,000 61,724
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  100,000 96,404
5.250% due 03/01/28  200,000 202,090
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 31,009
3.700% due 08/15/28  20,000 19,143
3.750% due 08/15/47  50,000 38,876
3.800% due 10/01/42  100,000 81,183
4.900% due 02/01/33  45,000 44,715

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Connecticut Light & Power Co.
0.750% due 12/01/25  $ 150,000 $ 139,886
4.150% due 06/01/45  25,000 21,520
4.900% due 07/01/33  100,000 98,653
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 42,580
3.600% due 06/15/61  50,000 36,511
3.950% due 03/01/43  100,000 83,010
3.950% due 04/01/50  250,000 203,317
4.000% due 12/01/28  100,000 97,487
4.125% due 05/15/49  50,000 40,926
4.300% due 12/01/56  50,000 41,395
4.500% due 12/01/45  100,000 87,860
6.150% due 11/15/52  70,000 77,331
Constellation Energy Generation LLC
5.600% due 03/01/28  155,000 157,943
6.500% due 10/01/53  55,000 60,557
Consumers Energy Co.
3.250% due 08/15/46  50,000 37,519
3.600% due 08/15/32  65,000 58,963
3.800% due 11/15/28  100,000 96,029
4.350% due 04/15/49  100,000 87,467
4.600% due 05/30/29  85,000 84,070
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 89,895
5.300% due 05/15/33  50,000 50,538
5.450% due 02/01/41  50,000 50,012
Dominion Energy, Inc.
1.450% due 04/15/26  40,000 37,061
2.250% due 08/15/31  45,000 36,854
2.850% due 08/15/26  30,000 28,386
3.300% due 04/15/41  30,000 22,613
3.375% due 04/01/30  350,000 318,277
4.250% due 06/01/28  50,000 48,522
4.700% due 12/01/44  100,000 87,266
DTE Electric Co.
2.250% due 03/01/30  50,000 43,369
2.950% due 03/01/50  50,000 33,690
3.000% due 03/01/32  150,000 130,592
3.650% due 03/01/52  55,000 41,711
DTE Energy Co.
5.100% due 03/01/29  250,000 249,106
Duke Energy Carolinas LLC
3.750% due 06/01/45  200,000 156,136
5.350% due 01/15/53  100,000 98,737
6.050% due 04/15/38  110,000 117,104
6.100% due 06/01/37  25,000 26,296
Duke Energy Corp.
2.450% due 06/01/30  160,000 137,926
2.550% due 06/15/31  100,000 84,268
3.150% due 08/15/27  50,000 47,100
3.300% due 06/15/41  100,000 74,572
3.500% due 06/15/51  100,000 70,306
3.950% due 08/15/47  50,000 38,850
4.200% due 06/15/49  65,000 52,126
4.500% due 08/15/32  180,000 170,746
5.750% due 09/15/33  200,000 205,576
Duke Energy Florida LLC
1.750% due 06/15/30  250,000 208,186
2.500% due 12/01/29  50,000 44,360
5.950% due 11/15/52  40,000 42,553
Duke Energy Indiana LLC
2.750% due 04/01/50  60,000 38,095
a
Principal
Amount Value
3.250% due 10/01/49  $ 50,000 $ 35,236
3.750% due 05/15/46  50,000 39,290
4.900% due 07/15/43  100,000 93,823
5.250% due 03/01/34  40,000 40,343
5.400% due 04/01/53  200,000 196,463
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 29,646
5.550% due 03/15/54  155,000 154,740
Duke Energy Progress LLC
3.700% due 09/01/28  100,000 95,760
5.100% due 03/15/34  100,000 99,986
Edison International
4.700% due 08/15/25  200,000 197,623
5.750% due 06/15/27  10,000 10,135
El Paso Electric Co.
5.000% due 12/01/44  50,000 43,031
Emera U.S. Finance LP (Canada)
3.550% due 06/15/26  35,000 33,622
4.750% due 06/15/46  200,000 164,563
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 48,795
Entergy Arkansas LLC
3.500% due 04/01/26  50,000 48,572
4.200% due 04/01/49  50,000 41,524
Entergy Corp.
0.900% due 09/15/25  150,000 140,664
2.800% due 06/15/30  100,000 87,467
2.950% due 09/01/26  30,000 28,507
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 81,735
3.100% due 06/15/41  400,000 298,757
3.250% due 04/01/28  50,000 47,170
4.200% due 09/01/48  50,000 40,729
4.950% due 01/15/45  40,000 37,041
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 83,075
5.300% due 05/01/52  25,000 23,424
Evergy Kansas Central, Inc.
3.100% due 04/01/27  50,000 47,584
4.100% due 04/01/43  100,000 82,867
5.700% due 03/15/53  65,000 65,753
Evergy Metro, Inc.
3.650% due 08/15/25  50,000 48,870
Eversource Energy
2.900% due 03/01/27  100,000 94,047
3.300% due 01/15/28  100,000 93,522
3.375% due 03/01/32  100,000 87,069
4.250% due 04/01/29  25,000 23,981
4.750% due 05/15/26  100,000 98,996
Exelon Corp.
3.950% due 06/15/25  100,000 98,228
4.050% due 04/15/30  300,000 283,078
4.100% due 03/15/52  350,000 278,871
4.450% due 04/15/46  100,000 85,460
4.950% due 06/15/35  35,000 33,136
5.100% due 06/15/45  35,000 32,459
Florida Power & Light Co.
2.850% due 04/01/25  350,000 341,886
2.875% due 12/04/51  300,000 197,539
3.700% due 12/01/47  200,000 157,870
4.950% due 06/01/35  100,000 99,563
5.100% due 04/01/33  65,000 65,480
5.690% due 03/01/40  35,000 36,827

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
5.950% due 02/01/38  $ 125,000 $ 135,154
Georgia Power Co.
4.300% due 03/15/42  100,000 87,234
4.700% due 05/15/32  100,000 97,791
5.125% due 05/15/52  100,000 96,867
5.250% due 03/15/34  500,000 505,479
Idaho Power Co.
5.800% due 04/01/54  200,000 205,124
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 40,704
4.250% due 08/15/48  25,000 20,459
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 18,164
ITC Holdings Corp.
3.350% due 11/15/27  50,000 47,272
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 34,447
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 29,388
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 76,939
5.300% due 02/01/55  500,000 494,972
5.350% due 01/15/34  75,000 77,238
6.750% due 12/30/31  100,000 113,172
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,079
National Fuel Gas Co.
3.950% due 09/15/27  50,000 47,764
National Grid PLC (United Kingdom)
5.418% due 01/11/34  250,000 248,346
National Rural Utilities Cooperative Finance
Corp.
1.350% due 03/15/31  100,000 78,599
1.650% due 06/15/31  200,000 159,624
4.023% due 11/01/32  100,000 92,511
4.850% due 02/07/29  250,000 250,001
5.450% due 10/30/25  100,000 100,372
8.000% due 03/01/32  50,000 58,648
Nevada Power Co.
5.900% due 05/01/53  250,000 260,864
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 68,154
4.800% due 12/01/77  100,000 92,246
4.900% due 03/15/29  500,000 498,171
5.050% due 02/28/33  200,000 198,258
5.650% due 05/01/79  100,000 96,143
NiSource, Inc.
0.950% due 08/15/25  200,000 188,296
3.490% due 05/15/27  50,000 47,748
3.950% due 03/30/48  50,000 39,181
4.800% due 02/15/44  100,000 89,571
5.250% due 02/15/43  100,000 94,685
Northern States Power Co.
2.600% due 06/01/51  50,000 30,860
4.500% due 06/01/52  75,000 65,992
5.100% due 05/15/53  150,000 144,617
Oglethorpe Power Corp.
5.050% due 10/01/48  100,000 90,067
Ohio Edison Co.
6.875% due 07/15/36  150,000 166,357
Ohio Power Co.
1.625% due 01/15/31  65,000 51,925
a
Principal
Amount Value
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  $ 50,000 $ 38,609
5.400% due 01/15/33  70,000 71,595
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25  70,000 65,568
3.700% due 11/15/28  100,000 94,820
3.800% due 09/30/47  50,000 39,068
4.150% due 06/01/32  40,000 37,641
4.300% due 05/15/28  100,000 97,886
5.300% due 06/01/42  100,000 100,074
Pacific Gas & Electric Co.
2.500% due 02/01/31  100,000 83,233
3.300% due 08/01/40  250,000 183,751
3.500% due 08/01/50  45,000 30,786
4.400% due 03/01/32  100,000 92,379
4.500% due 07/01/40  300,000 256,405
4.550% due 07/01/30  300,000 285,323
4.950% due 07/01/50  200,000 172,210
6.150% due 01/15/33  45,000 46,431
6.400% due 06/15/33  200,000 210,822
6.700% due 04/01/53  105,000 113,785
6.750% due 01/15/53  100,000 109,077
PacifiCorp
2.900% due 06/15/52  80,000 49,110
3.500% due 06/15/29  35,000 32,632
4.125% due 01/15/49  70,000 55,029
5.350% due 12/01/53  300,000 279,579
PECO Energy Co.
2.800% due 06/15/50  45,000 29,490
3.000% due 09/15/49  55,000 37,821
3.150% due 10/15/25  50,000 48,690
3.900% due 03/01/48  60,000 48,859
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 405,454
4.722% due 06/01/39  50,000 48,869
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/50  225,000 152,750
4.650% due 08/01/43  35,000 31,032
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 101,072
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 48,838
4.150% due 10/01/45  25,000 21,177
4.150% due 06/15/48  100,000 85,208
4.750% due 07/15/43  50,000 46,630
5.250% due 05/15/53  100,000 98,927
Progress Energy, Inc.
7.750% due 03/01/31  100,000 113,247
Public Service Co. of Colorado
1.875% due 06/15/31  200,000 161,851
2.700% due 01/15/51  100,000 60,544
3.700% due 06/15/28  50,000 47,856
3.800% due 06/15/47  50,000 38,589
5.250% due 04/01/53  115,000 109,287
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 25,010
Public Service Co. of Oklahoma
2.200% due 08/15/31  100,000 81,831
Public Service Electric & Gas Co.
0.950% due 03/15/26  100,000 92,723
2.050% due 08/01/50  100,000 56,779
3.000% due 03/01/51  100,000 68,541
3.100% due 03/15/32  100,000 87,867

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
3.200% due 08/01/49  $ 60,000 $ 42,993
4.050% due 05/01/48  25,000 21,052
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  100,000 82,756
5.200% due 04/01/29  55,000 55,069
5.450% due 04/01/34  55,000 55,138
6.125% due 10/15/33  100,000 105,029
Puget Energy, Inc.
3.650% due 05/15/25  100,000 97,689
4.224% due 03/15/32  70,000 63,552
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 35,555
5.795% due 03/15/40  25,000 25,560
San Diego Gas & Electric Co.
1.700% due 10/01/30  95,000 78,157
3.750% due 06/01/47  50,000 38,888
4.100% due 06/15/49  100,000 81,631
4.150% due 05/15/48  25,000 20,927
Sempra
3.400% due 02/01/28  65,000 61,435
3.800% due 02/01/38  100,000 83,235
4.125% due 04/01/52  300,000 278,264
Sierra Pacific Power Co.
5.900% due 03/15/54 ~ 50,000 51,790
Southern California Edison Co.
2.250% due 06/01/30  120,000 102,099
2.850% due 08/01/29  75,000 67,605
2.950% due 02/01/51  120,000 78,062
3.650% due 03/01/28  50,000 47,671
3.650% due 02/01/50  70,000 51,931
3.700% due 08/01/25  30,000 29,353
3.900% due 03/15/43  50,000 40,375
4.125% due 03/01/48  10,000 8,085
4.500% due 09/01/40  50,000 44,490
5.300% due 03/01/28  200,000 202,312
5.750% due 04/15/54  350,000 355,351
5.875% due 12/01/53  300,000 309,525
Southern California Gas Co.
2.600% due 06/15/26  50,000 47,447
5.200% due 06/01/33  200,000 200,347
Southern Co.
4.000% due 01/15/51  350,000 336,932
4.250% due 07/01/36  30,000 26,763
4.400% due 07/01/46  450,000 387,995
5.700% due 10/15/32  65,000 67,068
Southwest Gas Corp.
3.800% due 09/29/46  50,000 37,679
4.050% due 03/15/32  60,000 55,110
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 132,911
3.900% due 04/01/45  50,000 38,562
4.100% due 09/15/28  50,000 48,011
6.200% due 03/15/40  50,000 52,907
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 73,850
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 58,756
Tampa Electric Co.
4.300% due 06/15/48  50,000 42,022
4.450% due 06/15/49  50,000 42,899
Tucson Electric Power Co.
4.850% due 12/01/48  100,000 89,639
a
Principal
Amount Value
Union Electric Co.
2.625% due 03/15/51  $ 200,000 $ 123,250
3.900% due 04/01/52  30,000 23,761
5.250% due 01/15/54  155,000 149,100
8.450% due 03/15/39  100,000 129,056
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 83,217
2.400% due 03/30/32  50,000 41,494
2.950% due 11/15/26  50,000 47,558
3.150% due 01/15/26  35,000 33,816
3.750% due 05/15/27  80,000 77,208
3.800% due 09/15/47  50,000 38,726
4.000% due 11/15/46  20,000 16,120
5.000% due 04/01/33  200,000 197,439
8.875% due 11/15/38  25,000 33,522
Washington Gas Light Co.
3.650% due 09/15/49  25,000 18,636
WEC Energy Group, Inc.
2.200% due 12/15/28  100,000 88,466
4.750% due 01/09/26  250,000 247,800
4.750% due 01/15/28  50,000 49,674
Wisconsin Electric Power Co.
4.300% due 10/15/48  10,000 8,534
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 93,904
4.950% due 04/01/33  90,000 88,091
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 47,679
4.600% due 06/01/32  35,000 32,935
5.450% due 08/15/33  200,000 198,910
28,672,182
Total Corporate Bonds & Notes
    (Cost $367,142,790) 336,775,285
MORTGAGE-BACKED SECURITIES - 27.5%
Collateralized Mortgage Obligations - Commercial - 1.6%
Bank
1.844% due 03/15/63  131,250 108,351
1.997% due 11/15/53  250,000 201,796
2.470% due 09/15/64  500,000 421,303
2.649% due 01/15/63  200,000 174,513
2.920% due 12/15/52  200,000 178,674
3.175% due 09/15/60  200,000 188,953
3.625% due 05/15/50  500,000 473,797
BBCMS Mortgage Trust
2.299% due 02/15/54  300,000 252,672
2.639% due 02/15/53  200,000 175,536
3.662% due 04/15/55 § 300,000 271,105
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 202,462
1.925% due 07/15/53  197,917 161,193
2.576% due 11/15/54  350,000 295,461
2.577% due 04/15/54  200,000 163,741
2.732% due 02/15/53  200,000 176,162
4.121% due 07/15/51 § 200,000 191,643
5.754% due 07/15/56  181,000 190,270
CD Mortgage Trust
3.456% due 11/13/50  175,000 163,642
Citigroup Commercial Mortgage Trust
3.778% due 09/10/58  600,000 579,203

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Commercial Mortgage Trust
4.228% due 05/10/51  $ 400,000 $ 377,660
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § 600,000 549,762
Fannie Mae - Aces
1.270% due 07/25/30  200,000 164,131
1.464% due 02/25/31 § 245,000 198,759
1.668% due 10/25/31 § 250,000 201,745
1.689% due 11/25/32 § 500,000 393,664
1.821% due 02/25/30  46,681 40,145
2.905% due 01/25/28 § 447,297 421,974
2.980% due 08/25/29  478,598 441,001
2.987% due 12/25/27 § 131,885 124,468
3.061% due 05/25/27 § 154,318 147,168
3.630% due 08/25/30 § 300,000 284,034
4.190% due 07/25/28 § 350,000 341,722
Freddie Mac Multifamily Structured Pass-
Through Certificates
1.350% due 05/25/30  575,000 477,048
1.406% due 08/25/30  250,000 206,298
1.477% due 04/25/30  107,143 89,993
1.517% due 03/25/30  222,222 187,561
1.547% due 10/25/30  200,000 165,605
1.558% due 04/25/30  140,000 118,002
1.621% due 12/25/30  186,667 154,906
1.872% due 01/25/30  166,667 143,869
1.940% due 02/25/35  352,000 270,178
2.020% due 03/25/31  250,000 212,300
2.361% due 10/25/36  250,000 192,757
2.524% due 10/25/29  200,000 180,036
2.673% due 03/25/26 - 09/25/29 800,000 757,154
2.745% due 01/25/26  400,000 385,305
2.862% due 05/25/26  487,880 469,301
3.208% due 02/25/51  375,000 364,256
3.303% due 11/25/27 § 609,000 582,539
3.422% due 02/25/29  196,721 186,866
3.800% due 10/25/32 § 350,000 328,805
3.926% due 06/25/28  100,000 97,238
3.990% due 08/25/33 § 42,000 39,434
4.050% due 07/25/33  318,182 303,568
4.200% due 05/25/33  484,691 467,972
4.430% due 02/25/33 § 70,370 69,139
4.500% due 08/25/33 § 650,000 641,712
5.355% due 01/25/29 § 350,000 359,618
GS Mortgage Securities Trust
3.734% due 11/10/48  1,000,000 964,068
JPMBB Commercial Mortgage Securities
Trust
4.274% due 12/15/48  600,000 567,872
JPMDB Commercial Mortgage Securities
Trust
2.180% due 05/13/53  300,000 238,932
Morgan Stanley Bank of America Merrill
Lynch Trust
3.720% due 12/15/49  570,000 546,112
3.753% due 12/15/47  700,000 677,646
Morgan Stanley Capital I Trust
2.728% due 05/15/54  250,000 214,698
3.596% due 12/15/49  400,000 376,802
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 212,742
2.652% due 08/15/49  350,000 325,169
3.453% due 07/15/50  500,000 470,752
a
Principal
Amount Value
4.184% due 06/15/51  $ 200,000 $ 192,762
20,495,725
Fannie Mae - 12.9%
due 04/01/39 # 1,000,000 998,621
due 04/01/54 # 1,250,000 1,075,557
due 04/01/54 # 2,300,000 1,901,398
due 04/01/54 # 4,550,000 4,649,074
due 04/01/54 # 1,825,000 1,841,900
due 04/01/54 # 1,925,000 1,915,745
due 04/01/54 # 625,000 609,887
due 04/01/54 # 900,000 833,542
1.500% due 12/01/35 - 11/01/51 12,266,058 9,949,413
2.000% due 11/01/35 - 04/01/52 61,157,068 49,437,938
2.500% due 10/01/27 - 04/01/52 29,138,586 24,595,223
3.000% due 02/01/27 - 04/01/52 19,989,421 17,648,037
3.500% due 10/01/25 - 02/01/53 14,780,879 13,497,637
4.000% due 04/01/24 - 05/01/53 11,612,900 10,903,922
4.500% due 05/01/24 - 03/01/53 7,526,881 7,229,113
5.000% due 03/01/25 - 06/01/53 3,559,960 3,500,716
5.246% (RFUCC + 1.695%)
due 06/01/38 § 718 712
5.500% due 11/01/33 - 10/01/53 6,955,104 6,946,599
5.940% (RFUCC + 1.690%)
due 08/01/39 § 2,207 2,223
6.000% due 09/01/34 - 08/01/53 3,911,371 3,959,648
6.500% due 09/01/36 - 07/01/53 726,223 742,733
162,239,638
Freddie Mac - 7.0%
1.500% due 02/01/37 - 05/01/51 5,162,333 4,212,583
2.000% due 09/01/35 - 03/01/52 25,380,536 20,747,974
2.500% due 08/01/28 - 04/01/52 27,572,727 23,179,834
3.000% due 09/01/26 - 08/01/52 11,987,441 10,582,353
3.500% due 03/01/26 - 09/01/52 8,277,547 7,569,357
4.000% due 02/01/25 - 01/01/53 4,499,247 4,228,017
4.500% due 08/01/24 - 05/01/53 4,812,517 4,631,854
5.000% due 12/01/31 - 12/01/53 6,722,047 6,581,834
5.500% due 04/01/34 - 07/01/53 1,385,857 1,387,893
6.000% due 04/01/36 - 12/01/53 2,359,618 2,400,956
6.500% due 08/01/37 - 12/01/53 2,136,902 2,207,289
87,729,944
Government National Mortgage Association - 6.0%
due 04/20/54 # 2,850,000 2,875,355
due 04/20/54 # 2,400,000 2,440,390
due 04/20/54 # 1,000,000 960,985
due 04/20/54 # 1,000,000 851,851
2.000% due 10/20/50 - 05/20/52 16,244,230 13,320,073
2.500% due 01/20/43 - 05/20/52 16,803,830 14,347,132
3.000% due 08/20/42 - 08/20/52 12,264,075 10,882,100
3.500% due 10/15/41 - 10/20/52 9,367,103 8,619,581
4.000% due 06/15/39 - 11/20/52 6,186,931 5,844,726
4.500% due 02/15/39 - 03/20/53 4,890,939 4,729,507
5.000% due 05/15/36 - 07/20/53 4,625,008 4,560,384
5.500% due 04/15/37 - 04/20/54 4,252,824 4,254,044
6.000% due 01/15/38 - 12/20/52 630,576 637,977
6.500% due 10/15/38 - 07/20/53 634,348 645,659
74,969,764
Total Mortgage-Backed Securities
    (Cost $387,767,788) 345,435,071

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 0.4%
Automobile Other - 0.1%
Santander Drive Auto Receivables Trust
3.760% due 07/16/29  $ 300,000 $ 291,169
World Omni Auto Receivables Trust
0.840% due 09/15/27  272,000 253,692
544,861
Automobile Sequential - 0.2%
Ally Auto Receivables Trust
5.460% due 05/15/28  83,000 83,489
Americredit Automobile Receivables Trust
5.620% due 11/18/27  97,000 97,487
BMW Vehicle Owner Trust
5.470% due 02/25/28  56,000 56,258
Capital One Prime Auto Receivables Trust
4.870% due 02/15/28  175,000 174,001
CarMax Auto Owner Trust
4.750% due 10/15/27  180,000 178,614
5.280% due 05/15/28  73,000 73,177
Ford Credit Auto Owner Trust
5.230% due 05/15/28  200,000 200,497
GM Financial Automobile Leasing Trust
5.050% due 07/20/26  90,000 89,696
GM Financial Consumer Automobile
Receivables Trust
4.470% due 02/16/28  250,000 247,397
4.660% due 02/16/28  55,000 54,571
Harley-Davidson Motorcycle Trust
5.050% due 12/15/27  300,000 299,037
Honda Auto Receivables Owner Trust
5.040% due 04/21/27  167,000 166,631
Hyundai Auto Receivables Trust
4.990% due 02/15/29  300,000 300,218
5.480% due 04/17/28  44,000 44,313
Toyota Auto Receivables Owner Trust
4.710% due 02/15/28  250,000 248,282
Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/28  100,000 99,917
2,413,585
Credit Card Bullet - 0.1%
American Express Credit Account Master
Trust
3.750% due 08/15/27  450,000 441,516
Capital One Multi-Asset Execution Trust
3.490% due 05/15/27  250,000 245,073
Chase Issuance Trust
3.970% due 09/15/27  180,000 176,987
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 271,140
Discover Card Execution Note Trust
1.030% due 09/15/28  272,000 247,628
5.030% due 10/15/27  100,000 99,856
Synchrony Card Funding LLC
3.370% due 04/15/28  180,000 176,270
1,658,470
Credit Card Other - 0.0%
Capital One Multi-Asset Execution Trust
4.420% due 05/15/28  237,000 234,192
a
Principal
Amount Value
Other Asset-Backed Securities - 0.0%
CNH Equipment Trust
4.770% due 06/15/29  $ 300,000 $ 298,478
John Deere Owner Trust
4.960% due 11/15/28  37,000 37,037
5.180% due 03/15/28  83,000 83,085
Verizon Master Trust
5.160% due 06/20/29  125,000 125,343
543,943
Total Asset-Backed Securities
    (Cost $5,491,342) 5,395,051
U.S. GOVERNMENT AGENCY ISSUES - 0.8%
Fannie Mae
0.375% due 08/25/25  95,000 89,248
0.500% due 11/07/25  1,115,000 1,042,385
0.750% due 10/08/27  300,000 264,566
0.875% due 08/05/30  500,000 405,071
5.625% due 07/15/37  100,000 110,454
6.625% due 11/15/30  500,000 564,632
7.125% due 01/15/30  525,000 600,521
Federal Farm Credit Banks Funding Corp.
4.500% due 08/14/26  300,000 299,878
5.125% due 10/10/25  1,000,000 1,004,515
Federal Home Loan Bank
0.375% due 09/04/25  475,000 446,126
0.500% due 04/14/25  500,000 476,688
1.250% due 12/21/26  300,000 275,469
3.250% due 11/16/28  1,000,000 957,129
4.625% due 06/06/25  225,000 224,174
5.500% due 07/15/36  100,000 109,985
Freddie Mac
0.375% due 09/23/25  1,225,000 1,147,621
0.375% due 07/21/25  680,000 641,584
6.250% due 07/15/32  475,000 540,259
Tennessee Valley Authority
3.500% due 12/15/42  100,000 83,055
3.875% due 03/15/28  318,000 312,630
4.250% due 09/15/65  200,000 174,833
5.250% due 09/15/39  25,000 26,230
5.375% due 04/01/56  50,000 53,842
6.750% due 11/01/25  150,000 154,422
7.125% due 05/01/30  50,000 57,240
Total U.S. Government Agency Issues
    (Cost $10,612,070) 10,062,557
U.S. TREASURY OBLIGATIONS - 41.5%
U.S. Treasury Bonds - 8.6%
1.125% due 05/15/40  1,750,000 1,094,023
1.125% due 08/15/40  3,700,000 2,291,543
1.250% due 05/15/50  1,850,000 946,824
1.375% due 11/15/40  3,000,000 1,930,137
1.375% due 08/15/50  3,600,000 1,902,234
1.625% due 11/15/50  3,100,000 1,751,984
1.750% due 08/15/41  7,750,000 5,233,066
1.875% due 02/15/41  6,100,000 4,254,512
1.875% due 02/15/51  3,100,000 1,868,477
1.875% due 11/15/51  5,400,000 3,235,992
2.000% due 11/15/41  4,500,000 3,158,437

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.000% due 02/15/50  $ 2,250,000 $ 1,409,941
2.000% due 08/15/51  4,200,000 2,603,508
2.250% due 05/15/41  4,200,000 3,104,719
2.250% due 08/15/46  2,150,000 1,472,204
2.250% due 08/15/49  1,350,000 900,677
2.250% due 02/15/52  2,700,000 1,776,727
2.375% due 02/15/42  3,250,000 2,418,330
2.375% due 11/15/49  1,950,000 1,336,283
2.375% due 05/15/51  3,500,000 2,377,129
2.500% due 02/15/45  2,800,000 2,048,430
2.500% due 02/15/46  2,600,000 1,881,242
2.500% due 05/15/46  1,000,000 721,758
2.750% due 08/15/42  450,000 353,285
2.750% due 11/15/42  1,850,000 1,448,637
2.750% due 11/15/47  2,500,000 1,868,848
2.875% due 08/15/45  1,000,000 778,789
2.875% due 05/15/49  1,275,000 970,295
2.875% due 05/15/52  2,750,000 2,081,621
3.000% due 05/15/42  1,075,000 880,240
3.000% due 05/15/45  1,500,000 1,196,426
3.000% due 11/15/45  1,900,000 1,509,758
3.000% due 02/15/47  500,000 393,506
3.000% due 05/15/47  1,700,000 1,335,961
3.000% due 02/15/48  2,000,000 1,565,000
3.000% due 08/15/48  1,500,000 1,171,230
3.000% due 02/15/49  2,000,000 1,559,961
3.000% due 08/15/52  3,000,000 2,331,094
3.125% due 11/15/41  975,000 819,438
3.125% due 02/15/43  1,000,000 828,770
3.125% due 08/15/44  600,000 491,590
3.125% due 05/15/48  2,700,000 2,160,264
3.250% due 05/15/42  2,000,000 1,700,703
3.375% due 08/15/42  3,000,000 2,592,246
3.625% due 08/15/43  1,525,000 1,357,012
3.625% due 02/15/44  500,000 443,828
3.625% due 02/15/53  3,350,000 2,942,504
3.625% due 05/15/53  3,500,000 3,076,104
3.750% due 08/15/41  1,300,000 1,197,117
3.750% due 11/15/43  1,000,000 904,902
3.875% due 02/15/43  750,000 693,545
3.875% due 05/15/43  2,500,000 2,308,105
4.000% due 11/15/52  2,200,000 2,069,117
4.125% due 08/15/53  1,000,000 961,406
4.250% due 11/15/40  750,000 740,039
4.250% due 02/15/54  2,500,000 2,459,180
4.375% due 05/15/40  1,025,000 1,030,846
4.375% due 05/15/41  775,000 773,804
4.375% due 08/15/43  1,000,000 988,438
4.500% due 02/15/36  1,750,000 1,821,025
4.500% due 05/15/38  500,000 515,859
4.500% due 08/15/39  700,000 717,418
4.750% due 02/15/41  1,350,000 1,413,413
4.750% due 11/15/43  750,000 778,242
4.750% due 11/15/53  750,000 800,801
5.375% due 02/15/31  1,100,000 1,181,254
6.250% due 05/15/30  1,050,000 1,162,219
108,092,017
U.S. Treasury Notes - 32.9%
due 03/31/29 # 4,000,000 3,982,969
0.250% due 05/31/25  2,750,000 2,604,927
0.250% due 06/30/25  3,500,000 3,304,766
0.250% due 07/31/25  5,000,000 4,704,687
0.250% due 08/31/25  3,100,000 2,907,098
a
Principal
Amount Value
0.250% due 09/30/25  $ 3,200,000 $ 2,990,812
0.250% due 10/31/25  4,000,000 3,726,562
0.375% due 04/30/25  3,000,000 2,855,859
0.375% due 11/30/25  2,500,000 2,326,270
0.375% due 12/31/25  3,500,000 3,246,797
0.375% due 01/31/26  4,000,000 3,698,906
0.500% due 02/28/26  3,500,000 3,235,449
0.500% due 05/31/27  3,500,000 3,100,645
0.500% due 06/30/27  1,000,000 883,652
0.500% due 08/31/27  2,500,000 2,196,631
0.500% due 10/31/27  2,000,000 1,746,953
0.625% due 07/31/26  3,250,000 2,970,703
0.625% due 12/31/27  3,000,000 2,618,789
0.625% due 05/15/30  3,350,000 2,706,303
0.625% due 08/15/30  3,400,000 2,723,586
0.750% due 03/31/26  2,500,000 2,316,797
0.750% due 04/30/26  2,500,000 2,309,961
0.750% due 05/31/26  3,000,000 2,764,336
0.750% due 08/31/26  3,000,000 2,742,773
0.750% due 01/31/28  2,500,000 2,187,744
0.875% due 06/30/26  4,500,000 4,149,844
0.875% due 09/30/26  2,950,000 2,700,287
0.875% due 11/15/30  4,250,000 3,441,006
1.000% due 07/31/28  2,000,000 1,743,125
1.125% due 10/31/26  5,000,000 4,592,871
1.125% due 02/28/27  750,000 683,057
1.125% due 02/29/28  2,750,000 2,436,489
1.125% due 08/31/28  2,750,000 2,405,176
1.125% due 02/15/31  3,500,000 2,870,957
1.250% due 11/30/26  5,000,000 4,598,437
1.250% due 12/31/26  3,500,000 3,213,848
1.250% due 03/31/28  4,000,000 3,554,609
1.250% due 04/30/28  2,500,000 2,216,895
1.250% due 05/31/28  3,000,000 2,654,883
1.250% due 06/30/28  1,500,000 1,324,658
1.250% due 09/30/28  3,000,000 2,632,852
1.250% due 08/15/31  5,500,000 4,481,318
1.375% due 08/31/26  3,500,000 3,249,805
1.375% due 10/31/28  4,000,000 3,524,375
1.375% due 12/31/28  2,400,000 2,106,000
1.375% due 11/15/31  5,500,000 4,493,564
1.500% due 08/15/26  3,200,000 2,982,750
1.500% due 01/31/27  3,500,000 3,228,203
1.500% due 11/30/28  2,500,000 2,211,719
1.500% due 02/15/30  3,250,000 2,794,873
1.625% due 02/15/26  1,900,000 1,796,984
1.625% due 05/15/26  1,300,000 1,222,051
1.625% due 10/31/26  3,000,000 2,792,930
1.625% due 08/15/29  2,000,000 1,755,859
1.625% due 05/15/31  6,000,000 5,058,047
1.750% due 12/31/26  2,500,000 2,327,246
1.750% due 01/31/29  1,500,000 1,338,193
1.875% due 07/31/26  1,000,000 941,367
1.875% due 02/28/27  3,000,000 2,791,875
1.875% due 02/28/29  2,000,000 1,792,148
1.875% due 02/15/32  3,500,000 2,956,885
2.000% due 11/15/26  1,000,000 938,945
2.125% due 05/15/25  3,500,000 3,392,539
2.125% due 05/31/26  3,000,000 2,848,828
2.250% due 11/15/25  2,200,000 2,113,633
2.250% due 08/15/27  4,200,000 3,922,570
2.250% due 11/15/27  2,300,000 2,139,853
2.375% due 04/30/26  1,000,000 955,859

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
2.375% due 05/15/27  $ 2,750,000 $ 2,588,276
2.375% due 03/31/29  2,675,000 2,452,066
2.375% due 05/15/29  1,000,000 915,039
2.500% due 03/31/27  2,500,000 2,367,432
2.625% due 04/15/25  2,000,000 1,951,975
2.625% due 05/31/27  2,500,000 2,369,629
2.625% due 02/15/29  2,750,000 2,555,244
2.625% due 07/31/29  2,000,000 1,848,164
2.750% due 04/30/27  2,000,000 1,905,000
2.750% due 07/31/27  1,500,000 1,424,854
2.750% due 02/15/28  3,500,000 3,304,766
2.750% due 05/31/29  2,000,000 1,863,320
2.750% due 08/15/32  3,000,000 2,691,211
2.875% due 05/31/25  1,200,000 1,172,062
2.875% due 06/15/25  1,000,000 975,937
2.875% due 05/15/28  2,500,000 2,366,309
2.875% due 08/15/28  1,750,000 1,652,793
2.875% due 04/30/29  2,000,000 1,876,367
2.875% due 05/15/32  3,500,000 3,178,437
3.000% due 07/15/25  1,500,000 1,465,078
3.125% due 08/31/27  2,500,000 2,402,051
3.125% due 11/15/28  3,000,000 2,857,969
3.125% due 08/31/29  1,500,000 1,420,371
3.250% due 06/30/27  3,000,000 2,897,695
3.250% due 06/30/29  1,750,000 1,669,199
3.375% due 05/15/33  4,250,000 3,982,134
3.500% due 09/15/25  5,000,000 4,907,422
3.500% due 01/31/28  2,100,000 2,038,969
3.500% due 04/30/28  2,500,000 2,425,586
3.500% due 01/31/30  1,500,000 1,443,662
3.500% due 04/30/30  1,750,000 1,682,051
3.500% due 02/15/33  4,750,000 4,499,512
3.625% due 05/15/26  3,500,000 3,431,094
3.625% due 03/31/28  3,250,000 3,168,813
3.625% due 05/31/28  3,500,000 3,411,748
3.625% due 03/31/30  2,000,000 1,936,445
3.750% due 12/31/28  5,250,000 5,138,950
3.750% due 05/31/30  2,500,000 2,435,059
3.750% due 06/30/30  2,000,000 1,947,500
3.750% due 12/31/30  5,000,000 4,862,500
3.875% due 11/30/27  2,500,000 2,460,010
3.875% due 12/31/27  1,500,000 1,476,094
3.875% due 09/30/29  1,500,000 1,473,896
3.875% due 12/31/29  2,000,000 1,964,141
3.875% due 08/15/33  2,000,000 1,947,344
4.000% due 12/15/25  3,000,000 2,963,555
4.000% due 02/15/26  2,500,000 2,469,336
4.000% due 01/15/27  5,000,000 4,940,820
4.000% due 02/29/28  5,000,000 4,942,383
4.000% due 06/30/28  2,750,000 2,719,976
4.000% due 01/31/29  6,000,000 5,939,062
4.000% due 10/31/29  1,500,000 1,482,598
4.000% due 02/28/30  2,000,000 1,976,406
4.000% due 07/31/30  1,750,000 1,727,476
4.000% due 01/31/31  7,000,000 6,909,766
4.000% due 02/15/34  1,750,000 1,721,289
4.125% due 06/15/26  2,500,000 2,475,781
4.125% due 09/30/27  1,000,000 992,422
4.125% due 10/31/27  3,000,000 2,976,797
4.125% due 07/31/28  2,000,000 1,987,852
4.125% due 08/31/30  1,750,000 1,739,199
4.125% due 11/15/32  3,450,000 3,427,022
4.250% due 05/31/25  3,000,000 2,975,918
a
Principal
Amount Value
4.250% due 12/31/25  $ 6,500,000 $ 6,447,187
4.250% due 01/31/26  4,500,000 4,465,020
4.250% due 02/28/29  2,000,000 2,002,969
4.250% due 02/28/31  2,000,000 2,003,906
4.375% due 08/15/26  3,500,000 3,487,080
4.375% due 12/15/26  5,000,000 4,988,477
4.375% due 08/31/28  2,500,000 2,510,596
4.375% due 11/30/28  2,500,000 2,513,623
4.375% due 11/30/30  1,750,000 1,764,800
4.500% due 11/15/25  3,500,000 3,484,824
4.500% due 07/15/26  2,000,000 1,997,305
4.500% due 11/15/33  2,500,000 2,556,055
4.625% due 06/30/25  2,000,000 1,993,047
4.625% due 02/28/26  1,000,000 999,258
4.625% due 03/15/26  2,000,000 1,998,594
4.625% due 09/30/28  2,500,000 2,536,328
4.750% due 07/31/25  5,000,000 4,991,992
4.875% due 11/30/25  1,800,000 1,802,883
4.875% due 10/31/28  2,000,000 2,050,547
4.875% due 10/31/30  2,000,000 2,073,125
5.000% due 08/31/25  4,000,000 4,008,750
5.000% due 09/30/25  2,500,000 2,506,445
412,586,031
Total U.S. Treasury Obligations
    (Cost $572,372,449) 520,678,048
FOREIGN GOVERNMENT BONDS & NOTES - 1.7%
Canada Government (Canada)
0.750% due 05/19/26  300,000 276,507
3.750% due 04/26/28  300,000 292,535
Chile Government (Chile)
2.550% due 07/27/33  250,000 203,645
3.100% due 01/22/61  400,000 253,313
3.125% due 01/21/26  75,000 72,525
3.500% due 01/31/34  200,000 175,593
3.860% due 06/21/47  300,000 237,373
4.950% due 01/05/36  200,000 193,853
Export Development Canada (Canada)
3.000% due 05/25/27  200,000 191,240
3.375% due 08/26/25  90,000 88,137
3.875% due 02/14/28  100,000 97,999
4.125% due 02/13/29  340,000 336,783
4.375% due 06/29/26  200,000 198,782
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26  200,000 184,965
1.625% due 01/18/27  400,000 366,324
5.000% due 01/11/28  150,000 151,510
5.125% due 01/11/33  200,000 204,244
Indonesia Government (Indonesia)
2.850% due 02/14/30  200,000 178,750
3.200% due 09/23/61  200,000 132,250
3.550% due 03/31/32  200,000 181,250
4.200% due 10/15/50  300,000 253,501
4.550% due 01/11/28  200,000 197,346
4.700% due 02/10/34  200,000 195,712
Israel Government (Israel)
5.500% due 03/12/34  200,000 198,370
Israel Government International (Israel)
2.750% due 07/03/30  200,000 172,617
5.375% due 03/12/29  200,000 200,609

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Japan Bank for International Cooperation
(Japan)
0.625% due 07/15/25  $ 235,000 $ 221,783
1.250% due 01/21/31  500,000 404,559
1.875% due 07/21/26  200,000 187,239
1.875% due 04/15/31  200,000 167,933
3.250% due 07/20/28  200,000 189,753
4.250% due 01/26/26  500,000 493,777
Japan International Cooperation Agency
(Japan)
3.375% due 06/12/28  200,000 189,696
Korea Development Bank (South Korea)
2.000% due 09/12/26  200,000 186,583
4.000% due 09/08/25  200,000 196,829
4.250% due 09/08/32  200,000 192,354
4.500% due 02/15/29  250,000 248,211
4.625% due 02/15/27  300,000 298,671
Korea International (South Korea)
1.750% due 10/15/31  200,000 165,825
2.750% due 01/19/27  200,000 189,899
Mexico Government (Mexico)
2.659% due 05/24/31  200,000 167,342
3.500% due 02/12/34  200,000 166,843
4.150% due 03/28/27  200,000 195,176
4.280% due 08/14/41  200,000 160,877
4.400% due 02/12/52  400,000 306,567
4.500% due 01/31/50  200,000 158,023
4.600% due 01/23/46  250,000 201,734
4.600% due 02/10/48  200,000 160,386
4.750% due 04/27/32  350,000 332,482
4.750% due 03/08/44  264,000 220,656
5.400% due 02/09/28  300,000 302,330
6.400% due 05/07/54  500,000 499,264
6.750% due 09/27/34  225,000 240,482
Panama Government (Panama)
3.870% due 07/23/60  200,000 116,494
4.500% due 05/15/47  350,000 242,576
6.400% due 02/14/35  265,000 250,910
6.700% due 01/26/36  100,000 97,316
6.853% due 03/28/54  400,000 364,250
7.500% due 03/01/31  400,000 415,616
8.000% due 03/01/38  200,000 210,022
8.875% due 09/30/27  100,000 108,232
Peruvian Government (Peru)
2.780% due 12/01/60  200,000 115,800
2.783% due 01/23/31  300,000 257,418
3.300% due 03/11/41  250,000 188,125
4.125% due 08/25/27  150,000 145,380
8.750% due 11/21/33  200,000 247,550
Philippine Government (Philippines)
1.648% due 06/10/31  200,000 160,000
2.650% due 12/10/45  200,000 133,039
2.950% due 05/05/45  200,000 140,000
3.000% due 02/01/28  200,000 186,488
5.000% due 07/17/33  200,000 200,483
5.609% due 04/13/33  200,000 208,080
6.375% due 10/23/34  250,000 276,094
7.750% due 01/14/31  200,000 231,939
Province of Alberta Canada (Canada)
1.300% due 07/22/30  250,000 206,915
4.500% due 01/24/34  150,000 148,376
Province of British Columbia (Canada)
1.300% due 01/29/31  500,000 408,957
a
Principal
Amount Value
4.200% due 07/06/33  $ 100,000 $ 97,104
Province of Manitoba Canada (Canada)
1.500% due 10/25/28  155,000 135,932
Province of New Brunswick Canada
(Canada)
3.625% due 02/24/28  50,000 48,058
Province of Ontario Canada (Canada)
0.625% due 01/21/26  300,000 278,357
1.050% due 04/14/26  200,000 185,534
1.050% due 05/21/27  200,000 179,495
2.000% due 10/02/29  100,000 88,039
2.125% due 01/21/32  150,000 126,849
2.300% due 06/15/26  250,000 237,143
3.625% due 04/13/28  200,000 193,180
Province of Quebec Canada (Canada)
due 04/03/29 # 200,000 200,150
0.600% due 07/23/25  100,000 94,446
1.350% due 05/28/30  50,000 41,686
1.900% due 04/21/31  200,000 168,854
7.500% due 09/15/29  75,000 85,784
Republic of Italy Government (Italy)
2.875% due 10/17/29  200,000 177,497
3.875% due 05/06/51  200,000 143,158
4.000% due 10/17/49  200,000 149,468
Republic of Poland Government (Poland)
5.125% due 09/18/34  250,000 250,140
5.500% due 11/16/27  250,000 255,661
5.500% due 03/18/54  145,000 144,582
State of Israel (Israel)
3.375% due 01/15/50  500,000 337,187
Svensk Exportkredit AB (Sweden)
4.250% due 02/01/29  200,000 198,569
Uruguay Government (Uruguay)
4.125% due 11/20/45  143,467 127,169
4.375% due 10/27/27  200,000 198,496
5.100% due 06/18/50  200,000 194,314
5.750% due 10/28/34  200,000 211,400
Total Foreign Government Bonds & Notes
    (Cost $23,584,830) 21,289,319
MUNICIPAL BONDS - 0.5%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 27,206
8.084% due 02/15/50  300,000 398,584
Bay Area Toll Authority
6.263% due 04/01/49  25,000 28,284
7.043% due 04/01/50  50,000 60,918
California State University
2.975% due 11/01/51  50,000 35,008
5.183% due 11/01/53  200,000 199,189
Central Puget Sound Regional Transit
Authority
5.491% due 11/01/39  25,000 25,680
Chicago O'Hare International Airport
4.472% due 01/01/49  50,000 46,687
Chicago Transit Authority Sales & Transfer
Tax Receipts Revenue
6.899% due 12/01/40  92,179 104,278
City of Atlanta Water & Wastewater
Revenue
2.257% due 11/01/35  100,000 80,917

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
City of Houston
3.961% due 03/01/47  $ 50,000 $ 43,393
City of New York
5.517% due 10/01/37  40,000 40,799
Commonwealth of Massachusetts
4.910% due 05/01/29  100,000 99,672
5.456% due 12/01/39  25,000 25,566
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 148,085
Dallas Area Rapid Transit
2.613% due 12/01/48  200,000 138,913
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 92,156
Dallas Independent School District Class C
6.450% due 02/15/35  50,000 50,115
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 114,350
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 184,458
JobsOhio Beverage System
2.833% due 01/01/38  10,000 8,190
Los Angeles Unified School District
6.758% due 07/01/34  100,000 110,481
Louisiana Local Government Environmental
Facilities & Community Development
Authority
5.198% due 12/01/39  300,000 304,743
Massachusetts School Building Authority
2.950% due 05/15/43  50,000 37,855
3.395% due 10/15/40  20,000 16,922
Metropolitan Transportation Authority
5.871% due 11/15/39  25,000 25,688
6.668% due 11/15/39  55,000 60,659
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 28,865
6.655% due 04/01/57  95,000 109,777
New Jersey Economic Development
Authority
7.425% due 02/15/29  125,000 134,055
New Jersey Turnpike Authority Class A
7.102% due 01/01/41  100,000 116,409
New York City Municipal Water Finance
Authority
5.952% due 06/15/42  50,000 53,130
6.011% due 06/15/42  10,000 10,689
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.572% due 11/01/38  30,000 30,796
New York State Urban Development Corp.
3.900% due 03/15/33  50,000 47,750
5.770% due 03/15/39  20,000 20,476
Pennsylvania Turnpike Commission
5.511% due 12/01/45  75,000 76,929
Permanent University Fund - University of
Texas System
3.376% due 07/01/47  185,000 145,718
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 173,856
4.031% due 09/01/48  50,000 42,499
4.229% due 10/15/57  30,000 26,046
4.458% due 10/01/62  100,000 89,848
5.647% due 11/01/40  150,000 160,883
a
Principal
Amount Value
Regents of the University of California
Medical Center Pooled Revenue
4.132% due 05/15/32  $ 100,000 $ 95,948
Rutgers The State University of New Jersey
3.915% due 05/01/19  15,000 10,943
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 46,813
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  50,000 53,141
State Board of Administration Finance
Corp.
2.154% due 07/01/30  100,000 85,517
State of California
1.700% due 02/01/28  200,000 181,166
3.500% due 04/01/28  100,000 96,810
5.125% due 03/01/38  200,000 202,484
7.300% due 10/01/39  100,000 117,828
7.500% due 04/01/34  50,000 58,858
7.600% due 11/01/40  270,000 334,139
7.625% due 03/01/40  40,000 48,877
State of Connecticut
5.090% due 10/01/30  50,000 50,145
State of Illinois
6.725% due 04/01/35  369,231 389,555
State of Texas
5.517% due 04/01/39  100,000 103,825
State of Utah
4.554% due 07/01/24  5,000 4,984
State of Wisconsin
3.154% due 05/01/27  250,000 239,927
Texas Natural Gas Securitization Finance
Corp.
5.102% due 04/01/35  400,000 403,848
Texas Transportation Commission State
Highway Fund
5.178% due 04/01/30  25,000 24,981
University of California
3.063% due 07/01/25  50,000 48,897
4.767% due 05/15/15  75,000 68,691
4.858% due 05/15/12  100,000 93,330
University of Michigan
3.599% due 04/01/47  80,000 68,414
4.454% due 04/01/22  100,000 86,428
Total Municipal Bonds
    (Cost $7,177,220) 6,692,071
Shares
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
BlackRock Liquidity Funds: T-Fund
Institutional Shares 5.277% 29,023,846 29,023,846
a
Total Short-Term Investments
(Cost $29,023,846) 29,023,846
TOTAL INVESTMENTS - 101.5%
(Cost $1,403,172,335) 1,275,351,248
OTHER ASSETS & LIABILITIES, NET - (1.5%) (19,183,503)
NET ASSETS - 100.0% $ 1,256,167,745

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 336,775,285 $ – $ 336,775,285 $ –
Mortgage-Backed Securities 345,435,071 – 345,435,071 –
Asset-Backed Securities 5,395,051 – 5,395,051 –
U.S. Government Agency Issues 10,062,557 – 10,062,557 –
U.S. Treasury Obligations 520,678,048 – 520,678,048 –
Foreign Government Bonds & Notes 21,289,319 – 21,289,319 –
Municipal Bonds 6,692,071 – 6,692,071 –
Short-Term Investments 29,023,846 29,023,846 – –
Total $ 1,275,351,248 $ 29,023,846 $ 1,246,327,402 $ –

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 3,654
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Total Common Stocks
    (Cost $44,991) 3,654
Principal
Amount
CORPORATE BONDS & NOTES - 98.1%
Basic Materials - 4.9%
Alcoa Nederland Holding BV
7.125% due 03/15/31 ~ $ 87,000 88,732
Algoma Steel, Inc. (Canada)
due 04/15/29 # 45,000 45,450
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 96,000 100,909
11.500% due 10/01/31 ~ 34,000 37,910
Ashland, Inc.
3.375% due 09/01/31 ~ 200,000 169,400
ASP Unifrax Holdings, Inc.
5.250% due 09/30/28 ~ 144,000 93,017
7.500% due 09/30/29 ~ 123,000 68,320
ATI, Inc.
5.125% due 10/01/31  50,000 46,373
5.875% due 12/01/27  200,000 197,113
7.250% due 08/15/30  50,000 51,738
Axalta Coating Systems LLC
3.375% due 02/15/29 ~ 300,000 268,731
Baffinland Iron Mines Corp./Baffinland Iron
Mines LP (Canada)
8.750% due 07/15/26 ~ 145,000 134,187
Carpenter Technology Corp.
6.375% due 07/15/28  125,000 124,929
Cerdia Finanz GmbH (Germany)
10.500% due 02/15/27 ~ 100,000 104,186
Chemours Co.
4.625% due 11/15/29 ~ 100,000 86,307
5.750% due 11/15/28 ~ 270,000 249,303
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ 120,000 111,998
6.250% due 10/01/40  100,000 89,711
6.750% due 04/15/30 ~ 100,000 100,416
7.000% due 03/15/32 ~ 127,000 128,835
Commercial Metals Co.
3.875% due 02/15/31  200,000 178,571
4.125% due 01/15/30  95,000 87,576
Compass Minerals International, Inc.
6.750% due 12/01/27 ~ 135,000 130,639
Consolidated Energy Finance SA
(Switzerland)
5.625% due 10/15/28 ~ 200,000 168,074
12.000% due 02/15/31 ~ 50,000 52,280
Constellium SE
5.625% due 06/15/28 ~ 250,000 243,327
CVR Partners LP/CVR Nitrogen Finance
Corp.
6.125% due 06/15/28 ~ 100,000 96,204
Domtar Corp.
6.750% due 10/01/28 ~ 200,000 181,657
a
Principal
Amount Value
FMG Resources August 2006 Pty. Ltd.
(Australia)
4.375% due 04/01/31 ~ $ 474,000 $ 423,958
5.875% due 04/15/30 ~ 100,000 98,478
GPD Cos., Inc.
10.125% due 04/01/26 ~ 50,000 46,958
HB Fuller Co.
4.250% due 10/15/28  100,000 92,768
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 200,000 175,307
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 350,000 346,378
INEOS Finance PLC (Luxembourg)
6.750% due 05/15/28 ~ 250,000 247,113
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 141,270
Ingevity Corp.
3.875% due 11/01/28 ~ 200,000 180,842
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 104,891
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~ 131,000 116,026
4.625% due 03/01/28 ~ 114,000 107,081
Mativ Holdings, Inc.
6.875% due 10/01/26 ~ 75,000 74,717
Mercer International, Inc. (Germany)
5.125% due 02/01/29  150,000 132,022
5.500% due 01/15/26  150,000 146,365
12.875% due 10/01/28 ~ 25,000 27,344
Methanex Corp. (Canada)
5.125% due 10/15/27  125,000 121,018
5.650% due 12/01/44  50,000 43,128
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~ 175,000 178,751
8.125% due 05/01/27 ~ 213,000 215,646
9.250% due 10/01/28 ~ 99,000 104,391
Minerals Technologies, Inc.
5.000% due 07/01/28 ~ 16,000 15,378
New Gold, Inc. (Canada)
7.500% due 07/15/27 ~ 165,000 165,540
Novelis Corp.
3.250% due 11/15/26 ~ 375,000 349,806
OCI NV (Netherlands)
4.625% due 10/15/25 ~ 160,000 156,368
Olin Corp.
5.000% due 02/01/30  300,000 284,967
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~ 400,000 363,346
6.250% due 10/01/29 ~ 150,000 137,449
9.750% due 11/15/28 ~ 50,000 53,323
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 60,000 62,314
Rayonier AM Products, Inc.
7.625% due 01/15/26 ~ 50,000 45,932
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ 221,000 206,113
6.625% due 05/01/29 ~ 105,000 97,329
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 165,000 147,244
TMS International Corp.
6.250% due 04/15/29 ~ 50,000 45,711

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Trinseo Materials Operating SCA/Trinseo
Materials Finance, Inc.
5.375% due 09/01/25 ~ $ 40,000 $ 31,689
Tronox, Inc.
4.625% due 03/15/29 ~ 250,000 224,547
WR Grace Holdings LLC
5.625% due 08/15/29 ~ 390,000 349,413
9,296,814
Communications - 15.6%
Acuris Finance U.S., Inc./Acuris Finance
SARL
5.000% due 05/01/28 ~ 200,000 181,917
Advantage Sales & Marketing, Inc.
6.500% due 11/15/28 ~ 250,000 235,745
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ 600,000 481,333
Altice France Holding SA (Luxembourg)
10.500% due 05/15/27 ~ 205,000 76,894
Altice France SA (France)
5.125% due 01/15/29 ~ 350,000 240,032
5.125% due 07/15/29 ~ 500,000 338,549
5.500% due 10/15/29 ~ 640,000 435,064
AMC Networks, Inc.
due 01/15/29 # ~ 42,000 42,331
4.250% due 02/15/29  148,000 105,001
4.750% due 08/01/25  200,000 199,876
ANGI Group LLC
3.875% due 08/15/28 ~ 100,000 86,888
Arches Buyer, Inc.
4.250% due 06/01/28 ~ 250,000 220,299
British Telecommunications PLC (United
Kingdom)
4.250% due 11/23/81 ~ 250,000 235,926
Cable One, Inc.
4.000% due 11/15/30 ~ 110,000 85,930
Cablevision Lightpath LLC
3.875% due 09/15/27 ~ 200,000 179,777
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.250% due 02/01/31 ~ 945,000 772,325
4.250% due 01/15/34 ~ 200,000 151,146
4.500% due 08/15/30 ~ 500,000 419,336
4.500% due 05/01/32  879,000 706,935
4.750% due 02/01/32 ~ 190,000 155,247
5.125% due 05/01/27 ~ 100,000 95,343
5.375% due 06/01/29 ~ 789,000 722,848
5.500% due 05/01/26 ~ 225,000 221,706
6.375% due 09/01/29 ~ 270,000 256,336
7.375% due 03/01/31 ~ 200,000 196,262
Ciena Corp.
4.000% due 01/31/30 ~ 80,000 71,607
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~ 400,000 377,352
7.500% due 06/01/29 ~ 225,000 186,281
7.875% due 04/01/30 ~ 145,000 144,243
9.000% due 09/15/28 ~ 125,000 130,315
CMG Media Corp.
8.875% due 12/15/27 ~ 250,000 165,885
Cogent Communications Group, Inc.
7.000% due 06/15/27 ~ 180,000 179,362
CommScope Technologies LLC
6.000% due 06/15/25 ~ 313,000 272,607
a
Principal
Amount Value
CommScope, Inc.
4.750% due 09/01/29 ~ $ 395,000 $ 285,388
6.000% due 03/01/26 ~ 230,000 210,737
7.125% due 07/01/28 ~ 119,000 47,180
8.250% due 03/01/27 ~ 100,000 46,913
Connect Finco SARL/Connect U.S. Finco
LLC (United Kingdom)
6.750% due 10/01/26 ~ 227,000 222,677
Consolidated Communications, Inc.
5.000% due 10/01/28 ~ 150,000 125,165
6.500% due 10/01/28 ~ 102,000 89,354
CSC Holdings LLC
3.375% due 02/15/31 ~ 200,000 136,097
4.125% due 12/01/30 ~ 200,000 143,168
4.625% due 12/01/30 ~ 566,000 287,873
5.000% due 11/15/31 ~ 300,000 151,982
5.375% due 02/01/28 ~ 350,000 301,344
7.500% due 04/01/28 ~ 200,000 134,979
11.250% due 05/15/28 ~ 200,000 198,360
11.750% due 01/31/29 ~ 400,000 400,874
Cumulus Media New Holdings, Inc.
6.750% due 07/01/26 ~ 100,000 54,104
Directv Financing LLC
8.875% due 02/01/30 ~ 100,000 99,856
Directv Financing LLC/Directv Financing
Co.-Obligor, Inc.
5.875% due 08/15/27 ~ 390,000 369,198
DISH DBS Corp.
5.250% due 12/01/26 ~ 575,000 453,838
5.750% due 12/01/28 ~ 600,000 413,478
5.875% due 11/15/24  365,000 350,024
7.375% due 07/01/28  80,000 38,583
7.750% due 07/01/26  218,000 146,141
DISH Network Corp.
11.750% due 11/15/27 ~ 225,000 229,930
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 475,000 441,245
5.875% due 10/15/27 ~ 160,000 155,028
6.750% due 05/01/29 ~ 200,000 178,457
8.625% due 03/15/31 ~ 150,000 153,343
8.750% due 05/15/30 ~ 170,000 174,098
Gannett Holdings LLC
6.000% due 11/01/26 ~ 250,000 228,837
Gen Digital, Inc.
5.000% due 04/15/25 ~ 200,000 198,933
6.750% due 09/30/27 ~ 150,000 152,291
7.125% due 09/30/30 ~ 74,000 76,099
Getty Images, Inc.
9.750% due 03/01/27 ~ 100,000 100,290
Gray Television, Inc.
5.375% due 11/15/31 ~ 350,000 229,836
5.875% due 07/15/26 ~ 75,000 73,088
GrubHub Holdings, Inc.
5.500% due 07/01/27 ~ 100,000 90,879
iHeartCommunications, Inc.
5.250% due 08/15/27 ~ 191,000 139,177
6.375% due 05/01/26  200,000 170,791
8.375% due 05/01/27  100,000 55,941
Intelsat Jackson Holdings SA (Luxembourg)
6.500% due 03/15/30 ~ 415,000 386,601
Lamar Media Corp.
3.625% due 01/15/31  120,000 105,377
4.875% due 01/15/29  200,000 192,886

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ $ 300,000 $ 251,502
Level 3 Financing, Inc.
3.400% due 03/01/27 ~ 140,000 108,863
3.625% due 01/15/29 ~ 100,000 45,237
3.875% due 11/15/29 ~ 200,000 112,304
4.625% due 09/15/27 ~ 400,000 270,000
10.500% due 05/15/30 ~ 118,000 121,245
Lumen Technologies, Inc.
4.000% due 02/15/27 ~ 560,000 347,530
4.500% due 01/15/29 ~ 150,000 51,982
Match Group Holdings II LLC
3.625% due 10/01/31 ~ 125,000 106,333
4.125% due 08/01/30 ~ 150,000 133,558
4.625% due 06/01/28 ~ 135,000 127,498
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ 350,000 330,373
Midcontinent Communications/Midcontinent
Finance Corp.
5.375% due 08/15/27 ~ 100,000 95,254
Millennium Escrow Corp.
6.625% due 08/01/26 ~ 192,000 114,000
Newfold Digital Holdings Group, Inc.
11.750% due 10/15/28 ~ 79,000 85,600
News Corp.
3.875% due 05/15/29 ~ 85,000 77,800
5.125% due 02/15/32 ~ 100,000 94,010
Nexstar Media, Inc.
4.750% due 11/01/28 ~ 285,000 259,957
5.625% due 07/15/27 ~ 238,000 228,481
Nokia OYJ (Finland)
6.625% due 05/15/39  50,000 48,773
Northwest Fiber LLC/Northwest Fiber
Finance Sub, Inc.
4.750% due 04/30/27 ~ 20,000 20,464
6.000% due 02/15/28 ~ 200,000 206,006
Outfront Media Capital LLC/Outfront Media
Capital Corp.
5.000% due 08/15/27 ~ 365,000 351,565
7.375% due 02/15/31 ~ 50,000 52,412
Paramount Global
6.250% due 02/28/57  292,000 257,045
Qwest Corp.
7.250% due 09/15/25  35,000 34,159
Radiate Holdco LLC/Radiate Finance, Inc.
6.500% due 09/15/28 ~ 83,000 39,657
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~ 300,000 228,000
11.250% due 02/15/27 ~ 200,000 212,198
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 100,000 95,984
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 175,000 139,328
5.375% due 01/15/31 ~ 100,000 61,611
Scripps Escrow, Inc.
5.875% due 07/15/27 ~ 150,000 125,638
Sinclair Television Group, Inc.
4.125% due 12/01/30 ~ 250,000 182,295
Sirius XM Radio, Inc.
3.125% due 09/01/26 ~ 146,000 136,879
4.000% due 07/15/28 ~ 275,000 251,772
4.125% due 07/01/30 ~ 250,000 218,698
5.000% due 08/01/27 ~ 160,000 154,039
a
Principal
Amount Value
5.500% due 07/01/29 ~ $ 360,000 $ 343,140
Summer BC Bidco B LLC
5.500% due 10/31/26 ~ 200,000 193,297
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 250,000 223,362
TEGNA, Inc.
4.625% due 03/15/28  235,000 215,825
4.750% due 03/15/26 ~ 141,000 138,335
5.000% due 09/15/29  224,000 201,002
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34  200,000 183,072
7.200% due 07/18/36  500,000 488,405
Telenet Finance Luxembourg Notes SARL
(Belgium)
5.500% due 03/01/28 ~ 200,000 188,704
Telesat Canada/Telesat LLC Class L
(Canada)
6.500% due 10/15/27 ~ 134,000 54,270
Townsquare Media, Inc.
6.875% due 02/01/26 ~ 100,000 97,575
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 500,000 475,346
Univision Communications, Inc.
4.500% due 05/01/29 ~ 172,000 153,860
6.625% due 06/01/27 ~ 155,000 151,733
7.375% due 06/30/30 ~ 206,000 203,871
8.000% due 08/15/28 ~ 261,000 266,069
Urban One, Inc.
7.375% due 02/01/28 ~ 160,000 135,901
Verus Securitization Trust (United Kingdom)
4.750% due 07/15/31 ~ 700,000 604,001
Viasat, Inc.
7.500% due 05/30/31 ~ 136,000 98,714
Videotron Ltd. (Canada)
5.125% due 04/15/27 ~ 200,000 195,890
Virgin Media Secured Finance PLC (United
Kingdom)
4.500% due 08/15/30 ~ 200,000 172,628
5.500% due 05/15/29 ~ 223,000 206,348
Vodafone Group PLC (United Kingdom)
3.250% due 06/04/81  250,000 234,176
4.125% due 06/04/81  500,000 431,474
5.125% due 06/04/81  100,000 75,648
7.000% due 04/04/79  200,000 206,610
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 100,000 85,957
Windstream Escrow LLC/Windstream
Escrow Finance Corp.
7.750% due 08/15/28 ~ 396,000 366,872
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~ 450,000 370,813
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 215,000 194,024
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~ 200,000 171,408
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~ 200,000 179,672
29,697,190
Consumer, Cyclical - 20.9%
99 Escrow Issuer, Inc.
7.500% due 01/15/26 ~ ∂ 213,000 72,634
Acushnet Co.
7.375% due 10/15/28 ~ 21,000 21,780

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~ $ 63,000 $ 64,432
8.250% due 04/15/31 ~ 63,000 66,530
Advance Auto Parts, Inc.
3.900% due 04/15/30  100,000 90,746
Affinity Interactive
6.875% due 12/15/27 ~ 200,000 187,066
Air Canada (Canada)
3.875% due 08/15/26 ~ 205,000 195,867
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 400,000 185,756
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 300,000 262,037
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 ~ 315,000 210,669
10.000% Cash or 12.000% PIK due
06/15/26 ~ 200,000 155,187
Amer Sports Co. (Finland)
6.750% due 02/16/31 ~ 39,000 38,928
American Airlines Group, Inc.
3.750% due 03/01/25 ~ 150,000 145,963
American Airlines, Inc.
7.250% due 02/15/28 ~ 600,000 609,794
8.500% due 05/15/29 ~ 160,000 169,133
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.500% due 04/20/26 ~ 176,250 175,160
5.750% due 04/20/29 ~ 45,000 44,269
American Axle & Manufacturing, Inc.
6.250% due 03/15/26  24,000 23,910
6.875% due 07/01/28  150,000 149,609
American Builders & Contractors Supply
Co., Inc.
4.000% due 01/15/28 ~ 129,000 120,874
Aramark Services, Inc.
5.000% due 04/01/25 ~ 100,000 99,325
Asbury Automotive Group, Inc.
4.500% due 03/01/28  150,000 142,952
4.750% due 03/01/30  218,000 200,971
Ashton Woods USA LLC/Ashton Woods
Finance Co.
6.625% due 01/15/28 ~ 250,000 251,174
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ 200,000 203,833
At Home Group, Inc.
4.875% due 07/15/28 ~ 90,000 43,292
Bath & Body Works, Inc.
6.694% due 01/15/27  195,000 199,303
6.750% due 07/01/36  90,000 90,973
6.875% due 11/01/35  300,000 307,000
BCPE Empire Holdings, Inc.
7.625% due 05/01/27 ~ 190,000 185,692
Beacon Roofing Supply, Inc.
4.500% due 11/15/26 ~ 150,000 145,865
6.500% due 08/01/30 ~ 65,000 66,014
Beazer Homes USA, Inc.
7.500% due 03/15/31 ~ 25,000 25,279
Bloomin' Brands, Inc./OSI Restaurant
Partners LLC
5.125% due 04/15/29 ~ 100,000 93,000
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 100,000 97,608
a
Principal
Amount Value
Boyne USA, Inc.
4.750% due 05/15/29 ~ $ 100,000 $ 92,761
Brinker International, Inc.
5.000% due 10/01/24 ~ 100,000 99,307
8.250% due 07/15/30 ~ 50,000 52,729
Brookfield Residential Properties, Inc./
Brookfield Residential U.S. LLC (Canada)
4.875% due 02/15/30 ~ 65,000 58,458
5.000% due 06/15/29 ~ 100,000 90,993
Caesars Entertainment, Inc.
6.500% due 02/15/32 ~ 200,000 201,886
7.000% due 02/15/30 ~ 500,000 513,555
Carnival Corp.
4.000% due 08/01/28 ~ 725,000 675,823
5.750% due 03/01/27 ~ 387,000 383,270
6.650% due 01/15/28  200,000 199,015
7.000% due 08/15/29 ~ 52,000 54,277
7.625% due 03/01/26 ~ 420,000 425,225
Carnival PLC
7.875% due 06/01/27  185,000 196,384
Carvana Co.
12.000% Cash or 12.000% PIK due
12/01/28 ~ 340,959 333,693
13.000% Cash or 13.000% PIK due
06/01/30 ~ 149,350 145,787
14.000% Cash or 14.000% PIK due
06/01/31 ~ 204,553 205,791
CD&R Smokey Buyer, Inc.
6.750% due 07/15/25 ~ 120,000 118,990
CEC Entertainment LLC
6.750% due 05/01/26 ~ 88,000 87,515
Cedar Fair LP/Canada's Wonderland Co./
Magnum Management Corp./Millennium
Op
5.375% due 04/15/27  280,000 276,006
6.500% due 10/01/28  100,000 100,421
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 230,000 225,915
6.750% due 05/01/31 ~ 110,000 110,752
Cinemark USA, Inc.
8.750% due 05/01/25 ~ 72,000 72,393
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 05/15/28 ~ 47,000 47,678
8.500% due 05/15/27 ~ 657,000 659,226
Cooper-Standard Automotive, Inc.
5.625% Cash or 10.625% PIK due
05/15/27 ~ 328,804 246,518
Crocs, Inc.
4.125% due 08/15/31 ~ 150,000 130,107
Dana, Inc.
4.250% due 09/01/30  100,000 88,450
4.500% due 02/15/32  300,000 259,528
Dave & Buster's, Inc.
7.625% due 11/01/25 ~ 140,000 141,202
Delta Air Lines, Inc.
7.375% due 01/15/26  90,000 92,881
Dream Finders Homes, Inc.
8.250% due 08/15/28 ~ 38,000 39,704
eG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 200,000 212,754
Evergreen Acqco 1 LP/TVI, Inc.
9.750% due 04/26/28 ~ 162,000 174,289

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Everi Holdings, Inc.
5.000% due 07/15/29 ~ $ 200,000 $ 198,282
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~ 240,000 234,998
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
6.750% due 01/15/30 ~ 215,000 193,227
FirstCash, Inc.
4.625% due 09/01/28 ~ 150,000 141,329
5.625% due 01/01/30 ~ 75,000 71,339
6.875% due 03/01/32 ~ 67,000 67,052
Forestar Group, Inc.
5.000% due 03/01/28 ~ 150,000 144,672
Gap, Inc.
3.625% due 10/01/29 ~ 345,000 302,552
Genting New York LLC/GENNY Capital, Inc.
3.300% due 02/15/26 ~ 200,000 191,974
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ 100,000 97,812
8.750% due 01/15/32 ~ 100,000 96,855
Goodyear Tire & Rubber Co.
5.250% due 07/15/31  85,000 77,538
5.625% due 04/30/33  400,000 365,624
9.500% due 05/31/25  145,000 146,352
GPS Hospitality Holding Co. LLC/GPS
Finco, Inc.
7.000% due 08/15/28 ~ 199,000 162,450
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 100,000 92,246
Hanesbrands, Inc.
9.000% due 02/15/31 ~ 195,000 200,508
Hawaiian Brand Intellectual Property Ltd./
HawaiianMiles Loyalty Ltd.
5.750% due 01/20/26 ~ 400,000 375,830
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 50,000 43,099
4.000% due 05/01/31 ~ 190,000 170,001
5.375% due 05/01/25 ~ 50,000 49,969
5.875% due 04/01/29 ~ 25,000 25,059
6.125% due 04/01/32 ~ 54,000 54,264
Hilton Grand Vacations Borrower Escrow
LLC/Hilton Grand Vacations Borrower
Escrow, Inc.
5.000% due 06/01/29 ~ 300,000 280,007
6.625% due 01/15/32 ~ 122,000 122,582
Hilton Worldwide Finance LLC/Hilton
Worldwide Finance Corp.
4.875% due 04/01/27  215,000 211,508
International Game Technology PLC
4.125% due 04/15/26 ~ 200,000 194,006
6.500% due 02/15/25 ~ 200,000 200,796
IRB Holding Corp.
7.000% due 06/15/25 ~ 250,000 250,183
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 160,000 155,567
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 200,000 189,244
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 67,000 69,337
KB Home
6.875% due 06/15/27  75,000 77,578
7.250% due 07/15/30  185,000 191,678
a
Principal
Amount Value
KFC Holding Co./Pizza Hut Holdings LLC/
Taco Bell of America LLC
4.750% due 06/01/27 ~ $ 200,000 $ 194,605
Kohl's Corp.
4.625% due 05/01/31  138,000 116,265
Landsea Homes Corp.
due 04/01/29 # ~ 50,000 49,806
Las Vegas Sands Corp.
2.900% due 06/25/25  150,000 144,412
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ 100,000 92,016
8.250% due 08/01/31 ~ 97,000 101,556
Levi Strauss & Co.
3.500% due 03/01/31 ~ 105,000 92,204
LGI Homes, Inc.
4.000% due 07/15/29 ~ 75,000 65,597
8.750% due 12/15/28 ~ 37,000 39,063
Life Time, Inc.
5.750% due 01/15/26 ~ 122,000 121,107
Light & Wonder International, Inc.
7.250% due 11/15/29 ~ 156,000 160,250
7.500% due 09/01/31 ~ 138,000 143,608
Lindblad Expeditions Holdings, Inc.
9.000% due 05/15/28 ~ 100,000 105,826
Lindblad Expeditions LLC
6.750% due 02/15/27 ~ 100,000 100,853
Lions Gate Capital Holdings LLC
5.500% due 04/15/29 ~ 250,000 191,467
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 90,000 81,194
4.375% due 01/15/31 ~ 150,000 134,489
4.625% due 12/15/27 ~ 150,000 144,175
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 55,659
4.750% due 10/15/27 ~ 110,000 105,104
5.625% due 03/15/26 ~ 81,000 80,168
6.500% due 05/15/27 ~ 225,000 227,608
LSF9 Atlantis Holdings LLC/Victra Finance
Corp.
7.750% due 02/15/26 ~ 100,000 99,188
Macy's Retail Holdings LLC
4.300% due 02/15/43  300,000 250,864
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 200,000 187,770
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 135,000 123,584
4.750% due 01/15/28  150,000 141,035
Melco Resorts Finance Ltd. (Hong Kong)
5.250% due 04/26/26 ~ 500,000 483,140
5.375% due 12/04/29 ~ 200,000 183,330
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 200,000 190,700
MGM Resorts International
due 04/15/32 # 50,000 49,876
4.625% due 09/01/26  150,000 146,843
6.750% due 05/01/25  80,000 80,013
Michaels Cos., Inc.
5.250% due 05/01/28 ~ 300,000 255,897
7.875% due 05/01/29 ~ 115,000 86,387
Midwest Gaming Borrower LLC/Midwest
Gaming Finance Corp.
4.875% due 05/01/29 ~ 259,000 240,034

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Mohegan Tribal Gaming Authority
8.000% due 02/01/26 ~ $ 260,000 $ 254,635
13.250% due 12/15/27 ~ 150,000 163,825
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 100,000 96,713
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 85,000 74,311
4.750% due 09/15/29  99,000 93,971
5.625% due 05/01/27  100,000 99,146
NCL Corp. Ltd.
5.875% due 03/15/26 ~ 260,000 256,831
7.750% due 02/15/29 ~ 100,000 103,919
8.125% due 01/15/29 ~ 125,000 132,355
8.375% due 02/01/28 ~ 83,000 87,735
NCL Finance Ltd.
6.125% due 03/15/28 ~ 125,000 123,548
New Home Co., Inc.
due 10/01/29 # ~ 50,000 50,312
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 10,000 9,141
4.000% due 10/15/30 ~ 758,000 675,925
5.750% due 04/15/25 ~ 50,000 49,910
Newell Brands, Inc.
5.700% due 04/01/26  335,000 329,256
6.375% due 09/15/27  168,000 165,736
6.625% due 09/15/29  90,000 88,151
6.875% due 04/01/36  130,000 114,848
NMG Holding Co., Inc./Neiman Marcus
Group LLC
7.125% due 04/01/26 ~ 125,000 122,522
Nordstrom, Inc.
4.375% due 04/01/30  410,000 371,554
6.950% due 03/15/28  172,000 172,745
Odeon Finco PLC (United Kingdom)
12.750% due 11/01/27 ~ 100,000 101,536
Ontario Gaming GTA LP/OTG Co.-Issuer,
Inc. (Canada)
8.000% due 08/01/30 ~ 38,000 39,169
OPENLANE, Inc.
5.125% due 06/01/25 ~ 108,000 106,359
Park River Holdings, Inc.
5.625% due 02/01/29 ~ 100,000 85,136
Patrick Industries, Inc.
7.500% due 10/15/27 ~ 100,000 101,284
Penn Entertainment, Inc.
4.125% due 07/01/29 ~ 200,000 172,135
5.625% due 01/15/27 ~ 100,000 96,570
Penske Automotive Group, Inc.
3.500% due 09/01/25  139,000 135,390
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~ 250,000 234,303
Phinia, Inc.
due 04/15/29 # ~ 78,000 78,850
PM General Purchaser LLC
9.500% due 10/01/28 ~ 91,000 92,962
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 438,000 334,722
QVC, Inc.
4.450% due 02/15/25  100,000 97,001
4.750% due 02/15/27  175,000 155,975
Raising Cane's Restaurants LLC
9.375% due 05/01/29 ~ 93,000 100,625
a
Principal
Amount Value
Resideo Funding, Inc.
4.000% due 09/01/29 ~ $ 100,000 $ 89,510
Resorts World Las Vegas LLC/RWLV
Capital, Inc.
4.625% due 04/16/29 ~ 400,000 365,381
Ritchie Bros Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 81,000 82,725
7.750% due 03/15/31 ~ 87,000 91,132
Royal Caribbean Cruises Ltd.
5.500% due 08/31/26 ~ 200,000 198,366
5.500% due 04/01/28 ~ 450,000 445,063
6.250% due 03/15/32 ~ 75,000 75,645
7.250% due 01/15/30 ~ 230,000 239,128
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 03/01/32  72,000 71,498
Scotts Miracle-Gro Co.
4.500% due 10/15/29  200,000 181,160
5.250% due 12/15/26  100,000 98,597
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 112,000 105,565
Six Flags Entertainment Corp.
7.250% due 05/15/31 ~ 200,000 202,812
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 400,000 359,096
Speedway Motorsports LLC/Speedway
Funding II, Inc.
4.875% due 11/01/27 ~ 250,000 238,174
Spirit Loyalty Cayman Ltd./Spirit IP Cayman
Ltd.
8.000% due 09/20/25 ~ 250,000 189,957
SRS Distribution, Inc.
4.625% due 07/01/28 ~ 81,000 81,675
6.125% due 07/01/29 ~ 133,000 135,769
Staples, Inc.
7.500% due 04/15/26 ~ 550,000 537,315
Station Casinos LLC
4.500% due 02/15/28 ~ 190,000 179,118
4.625% due 12/01/31 ~ 86,000 77,378
6.625% due 03/15/32 ~ 50,000 50,546
STL Holding Co. LLC
8.750% due 02/15/29 ~ 21,000 21,572
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ 400,000 352,266
Taylor Morrison Communities, Inc.
5.750% due 01/15/28 ~ 300,000 298,156
Tempur Sealy International, Inc.
4.000% due 04/15/29 ~ 250,000 227,104
Tenneco, Inc.
8.000% due 11/17/28 ~ 300,000 274,024
Thor Industries, Inc.
4.000% due 10/15/29 ~ 110,000 98,538
Titan International, Inc.
7.000% due 04/30/28  200,000 197,544
TKC Holdings, Inc.
6.875% due 05/15/28 ~ 194,000 184,306
Travel & Leisure Co.
4.625% due 03/01/30 ~ 250,000 228,421
TRI Pointe Group, Inc./TRI Pointe Homes,
Inc.
5.875% due 06/15/24  200,000 199,883
Tri Pointe Homes, Inc.
5.250% due 06/01/27  100,000 97,756

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
U.S. Airways Pass-Through Trust Class A
3.950% due 05/15/27  $ 75,838 $ 74,072
United Airlines Holdings, Inc.
4.875% due 01/15/25  150,000 148,898
United Airlines, Inc.
4.375% due 04/15/26 ~ 96,000 92,872
4.625% due 04/15/29 ~ 300,000 279,334
Universal Entertainment Corp. (Japan)
8.750% due 12/11/24 ~ 250,000 269,595
Vail Resorts, Inc.
6.250% due 05/15/25 ~ 235,000 235,209
Verde Purchaser LLC
10.500% due 11/30/30 ~ 100,000 105,414
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 188,000 154,460
Viking Cruises Ltd.
5.875% due 09/15/27 ~ 27,000 26,509
9.125% due 07/15/31 ~ 150,000 164,158
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 300,000 292,220
VistaJet Malta Finance PLC/Vista
Management Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~ 455,000 385,148
9.500% due 06/01/28 ~ 67,000 57,040
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30  50,000 43,492
3.450% due 06/01/26  217,000 207,039
4.100% due 04/15/50  116,000 85,182
4.650% due 06/01/46  4,000 3,384
4.800% due 11/18/44  102,000 85,911
Wheel Pros, Inc.
6.500% due 05/15/29 ~ 100,000 30,625
White Cap Buyer LLC
6.875% due 10/15/28 ~ 170,000 166,941
William Carter Co.
5.625% due 03/15/27 ~ 214,000 212,692
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 183,000 192,106
Winnebago Industries, Inc.
6.250% due 07/15/28 ~ 200,000 198,206
WMG Acquisition Corp.
3.000% due 02/15/31 ~ 121,000 102,959
3.875% due 07/15/30 ~ 200,000 177,331
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ 106,000 98,632
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 390,000 356,397
5.625% due 08/26/28 ~ 300,000 285,006
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 200,000 189,667
7.125% due 02/15/31 ~ 117,000 121,156
Yum! Brands, Inc.
5.350% due 11/01/43  100,000 96,142
6.875% due 11/15/37  100,000 110,669
ZF North America Capital, Inc. (Germany)
6.875% due 04/14/28 ~ 150,000 155,726
7.125% due 04/14/30 ~ 150,000 158,196
39,673,793
Consumer, Non-Cyclical - 14.5%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~ 225,000 214,012
a
Principal
Amount Value
ACCO Brands Corp.
4.250% due 03/15/29 ~ $ 250,000 $ 225,264
AdaptHealth LLC
4.625% due 08/01/29 ~ 190,000 163,670
5.125% due 03/01/30 ~ 177,000 154,522
ADT Security Corp.
4.875% due 07/15/32 ~ 200,000 181,194
Adtalem Global Education, Inc.
5.500% due 03/01/28 ~ 50,000 47,908
AHP Health Partners, Inc.
5.750% due 07/15/29 ~ 150,000 137,243
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~ 203,000 193,762
3.500% due 03/15/29 ~ 500,000 449,250
6.500% due 02/15/28 ~ 225,000 227,599
7.500% due 03/15/26 ~ 125,000 127,290
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 108,000 109,517
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
9.750% due 07/15/27 ~ 297,000 298,228
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 566,000 516,225
AMN Healthcare, Inc.
4.625% due 10/01/27 ~ 217,000 206,276
APi Group DE, Inc.
4.125% due 07/15/29 ~ 150,000 135,293
Aptim Corp.
7.750% due 06/15/25 ~ 150,000 148,303
APX Group, Inc.
6.750% due 02/15/27 ~ 200,000 200,954
Arrow Bidco LLC
10.750% due 06/15/25 ~ 78,000 80,925
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.
5.375% due 03/01/29 ~ 90,000 83,970
8.000% due 02/15/31 ~ 100,000 99,913
B&G Foods, Inc.
5.250% due 04/01/25  53,000 52,751
8.000% due 09/15/28 ~ 67,000 69,851
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ 195,000 202,002
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 410,000 224,138
5.500% due 11/01/25 ~ 346,000 326,970
5.750% due 08/15/27 ~ 140,000 80,954
6.125% due 02/01/27 ~ 185,000 115,448
7.000% due 01/15/28 ~ 388,000 175,229
7.250% due 05/30/29 ~ 98,000 42,517
9.000% due 12/15/25 ~ 50,000 47,780
11.000% due 09/30/28 ~ 239,000 160,130
BC Ltd. (Canada)
9.000% due 01/30/28 ~ 106,000 103,995
Block, Inc.
3.500% due 06/01/31  283,000 246,559
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 400,000 419,031
Brink's Co.
5.500% due 07/15/25 ~ 150,000 149,436
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 300,000 240,434

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Catalent Pharma Solutions, Inc.
3.125% due 02/15/29 ~ $ 200,000 $ 191,306
3.500% due 04/01/30 ~ 200,000 190,654
Central Garden & Pet Co.
4.125% due 10/15/30  335,000 300,823
Champions Financing, Inc.
8.750% due 02/15/29 ~ 105,000 110,087
Charles River Laboratories International,
Inc.
3.750% due 03/15/29 ~ 133,000 121,514
4.250% due 05/01/28 ~ 192,000 181,811
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 100,000 93,368
7.625% due 07/01/29 ~ 69,000 70,035
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 115,000 88,855
5.250% due 05/15/30 ~ 695,000 567,316
5.625% due 03/15/27 ~ 105,000 96,753
6.000% due 01/15/29 ~ 300,000 262,438
6.125% due 04/01/30 ~ 194,000 140,065
6.875% due 04/15/29 ~ 200,000 149,927
10.875% due 01/15/32 ~ 138,000 142,315
CoreCivic, Inc.
4.750% due 10/15/27  60,000 56,820
8.250% due 04/15/29  73,000 76,412
Coty, Inc./HFC Prestige Products, Inc./HFC
Prestige International U.S. LLC
6.625% due 07/15/30 ~ 119,000 120,939
Darling Ingredients, Inc.
5.250% due 04/15/27 ~ 99,000 97,563
6.000% due 06/15/30 ~ 145,000 143,809
DaVita, Inc.
3.750% due 02/15/31 ~ 500,000 419,061
4.625% due 06/01/30 ~ 400,000 358,378
Deluxe Corp.
8.000% due 06/01/29 ~ 70,000 64,615
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 125,000 114,812
5.500% due 06/01/28 ~ 100,000 97,821
Elanco Animal Health, Inc.
6.650% due 08/28/28  130,000 132,144
Embecta Corp.
5.000% due 02/15/30 ~ 80,000 65,435
6.750% due 02/15/30 ~ 100,000 87,126
Encompass Health Corp.
5.750% due 09/15/25  100,000 99,785
EquipmentShare.com, Inc.
9.000% due 05/15/28 ~ 137,000 141,280
FAGE International SA/FAGE USA Dairy
Industry, Inc. (Luxembourg)
5.625% due 08/15/26 ~ 100,000 98,750
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 128,000 132,284
Fortrea Holdings, Inc.
7.500% due 07/01/30 ~ 140,000 144,695
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~ 100,000 95,891
6.000% due 06/01/29 ~ 150,000 134,437
9.500% due 11/01/27 ~ 78,000 78,521
GEO Group, Inc.
10.500% due 06/30/28  163,000 166,178
Graham Holdings Co.
5.750% due 06/01/26 ~ 100,000 99,102
a
Principal
Amount Value
Grifols SA (Spain)
4.750% due 10/15/28 ~ $ 200,000 $ 165,724
HealthEquity, Inc.
4.500% due 10/01/29 ~ 100,000 92,389
Heartland Dental LLC/Heartland Dental
Finance Corp.
10.500% due 04/30/28 ~ 120,000 127,650
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% due 09/01/25 ~ 200,000 200,138
Hertz Corp.
5.000% due 12/01/29 ~ 300,000 232,100
Hologic, Inc.
4.625% due 02/01/28 ~ 191,000 184,043
Ingles Markets, Inc.
4.000% due 06/15/31 ~ 100,000 87,378
IQVIA, Inc.
6.500% due 05/15/30 ~ 200,000 204,353
Jazz Securities DAC
4.375% due 01/15/29 ~ 300,000 279,695
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 150,000 136,863
KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc.
9.000% due 02/15/29 ~ 110,000 111,658
Korn Ferry
4.625% due 12/15/27 ~ 150,000 142,956
Kronos Acquisition Holdings, Inc./KIK
Custom Products, Inc. (Canada)
5.000% due 12/31/26 ~ 255,000 250,183
Lamb Weston Holdings, Inc.
4.875% due 05/15/28 ~ 400,000 389,120
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 43,000 42,570
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~ 230,000 219,358
Legends Hospitality Holding Co. LLC/
Legends Hospitality Co.-Issuer, Inc.
5.000% due 02/01/26 ~ 100,000 99,132
LifePoint Health, Inc.
9.875% due 08/15/30 ~ 142,000 148,715
11.000% due 10/15/30 ~ 170,000 181,907
Mallinckrodt International Finance SA/
Mallinckrodt CB LLC
14.750% due 11/14/28 ~ 100,000 109,608
Mavis Tire Express Services Topco Corp.
6.500% due 05/15/29 ~ 100,000 95,203
Medline Borrower LP
3.875% due 04/01/29 ~ 255,000 232,270
5.250% due 10/01/29 ~ 388,000 367,022
Medline Borrower LP/Medline Co.-Issuer,
Inc.
6.250% due 04/01/29 ~ 60,000 60,344
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 59,000 58,551
ModivCare Escrow Issuer, Inc.
5.000% due 10/01/29 ~ 150,000 108,903
ModivCare, Inc.
5.875% due 11/15/25 ~ 72,000 70,184
Molina Healthcare, Inc.
3.875% due 05/15/32 ~ 345,000 300,664
4.375% due 06/15/28 ~ 150,000 141,123
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~ 290,000 246,921

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Nathan's Famous, Inc.
6.625% due 11/01/25 ~ $ 10,000 $ 10,008
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ 475,000 449,537
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ 100,000 94,722
Option Care Health, Inc.
4.375% due 10/31/29 ~ 63,000 57,819
Organon & Co./Organon Foreign Debt
Co.-Issuer BV
4.125% due 04/30/28 ~ 504,000 470,041
5.125% due 04/30/31 ~ 200,000 177,968
Owens & Minor, Inc.
4.500% due 03/31/29 ~ 80,000 73,330
6.625% due 04/01/30 ~ 139,000 138,077
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 158,000 144,947
Perrigo Finance Unlimited Co.
4.900% due 12/15/44  200,000 160,257
Port of Newcastle Investments Financing
Pty. Ltd. (Australia)
5.900% due 11/24/31 ~ 50,000 45,094
Post Holdings, Inc.
4.500% due 09/15/31 ~ 500,000 450,251
6.250% due 02/15/32 ~ 60,000 60,512
Prime Security Services Borrower LLC/
Prime Finance, Inc.
3.375% due 08/31/27 ~ 100,000 91,951
5.750% due 04/15/26 ~ 246,000 245,451
6.250% due 01/15/28 ~ 50,000 49,018
Primo Water Holdings, Inc. (Canada)
4.375% due 04/30/29 ~ 188,000 173,061
RCN Corp. (Escrow) * ± ∂ Ω 9,000 –
RegionalCare Hospital Partners Holdings,
Inc./LifePoint Health, Inc.
9.750% due 12/01/26 ~ 50,000 50,106
RR Donnelley & Sons Co.
9.750% due 07/31/28 ~ 75,000 81,314
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 207,000 181,823
11.250% due 12/15/27 ~ 105,000 98,609
Safeway, Inc.
7.250% due 02/01/31  150,000 161,048
Select Medical Corp.
6.250% due 08/15/26 ~ 200,000 200,530
Service Corp. International
3.375% due 08/15/30  126,000 109,210
5.125% due 06/01/29  206,000 200,961
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
4.625% due 11/01/26 ~ 50,000 48,386
Signal Parent, Inc.
6.125% due 04/01/29 ~ 200,000 159,231
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed
4.625% due 03/01/29 ~ 345,000 305,224
Sotheby's
7.375% due 10/15/27 ~ 200,000 186,452
Sotheby's/Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 150,000 126,466
Spectrum Brands, Inc.
5.000% due 10/01/29 ~ 86,000 84,352
a
Principal
Amount Value
Star Parent, Inc.
9.000% due 10/01/30 ~ $ 134,000 $ 141,980
Surgery Center Holdings, Inc.
due 04/15/32 # ~ 62,000 62,559
10.000% due 04/15/27 ~ 100,000 100,247
Teleflex, Inc.
4.250% due 06/01/28 ~ 95,000 89,223
Tenet Healthcare Corp.
4.375% due 01/15/30  236,000 218,324
5.125% due 11/01/27  876,000 857,501
6.750% due 05/15/31 ~ 212,000 216,130
Toledo Hospital
5.325% due 11/15/28  164,000 154,042
TriNet Group, Inc.
3.500% due 03/01/29 ~ 115,000 103,243
7.125% due 08/15/31 ~ 50,000 51,355
Turning Point Brands, Inc.
5.625% due 02/15/26 ~ 100,000 98,384
U.S. Acute Care Solutions LLC
6.375% due 03/01/26 ~ 100,000 96,387
U.S. Foods, Inc.
4.750% due 02/15/29 ~ 250,000 237,614
6.875% due 09/15/28 ~ 76,000 77,893
7.250% due 01/15/32 ~ 89,000 92,736
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 200,000 166,363
United Rentals North America, Inc.
3.875% due 11/15/27  175,000 165,839
3.875% due 02/15/31  400,000 358,794
4.875% due 01/15/28  115,000 112,004
5.250% due 01/15/30  142,000 138,621
5.500% due 05/15/27  130,000 129,727
6.125% due 03/15/34 ~ 53,000 53,132
Valvoline, Inc.
3.625% due 06/15/31 ~ 150,000 129,432
Vector Group Ltd.
5.750% due 02/01/29 ~ 400,000 370,988
VT Topco, Inc.
8.500% due 08/15/30 ~ 68,000 71,845
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 197,000 203,908
WASH Multifamily Acquisition, Inc.
5.750% due 04/15/26 ~ 255,000 249,450
Williams Scotsman, Inc.
4.625% due 08/15/28 ~ 100,000 94,688
6.125% due 06/15/25 ~ 105,000 104,593
7.375% due 10/01/31 ~ 102,000 106,078
WW International, Inc.
4.500% due 04/15/29 ~ 100,000 39,598
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ 100,000 88,166
27,544,993
Diversified - 0.2%
Benteler International AG (Austria)
10.500% due 05/15/28 ~ 200,000 216,481
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 200,000 199,760
7.625% due 02/15/31 ~ 42,000 42,552
458,793

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Energy - 11.1%
Aethon United BR LP/Aethon United
Finance Corp.
8.250% due 02/15/26 ~ $ 100,000 $ 101,245
Antero Midstream Partners LP/Antero
Midstream Finance Corp.
5.375% due 06/15/29 ~ 135,000 129,952
5.750% due 03/01/27 ~ 200,000 197,628
5.750% due 01/15/28 ~ 197,000 194,104
6.625% due 02/01/32 ~ 78,000 78,405
Antero Resources Corp.
7.625% due 02/01/29 ~ 74,000 76,063
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
7.000% due 11/01/26 ~ 80,000 80,255
8.250% due 12/31/28 ~ 165,000 169,630
Athabasca Oil Corp. (Canada)
9.750% due 11/01/26 ~ 205,000 217,384
Baytex Energy Corp. (Canada)
due 03/15/32 # ~ 88,000 88,960
8.500% due 04/30/30 ~ 128,000 133,769
8.750% due 04/01/27 ~ 185,000 193,094
Blue Racer Midstream LLC/Blue Racer
Finance Corp.
6.625% due 07/15/26 ~ 50,000 49,900
7.625% due 12/15/25 ~ 100,000 100,631
Bristow Group, Inc.
6.875% due 03/01/28 ~ 100,000 97,974
Buckeye Partners LP
4.125% due 03/01/25 ~ 127,000 124,167
4.500% due 03/01/28 ~ 105,000 99,826
5.850% due 11/15/43  250,000 213,161
Callon Petroleum Co.
6.375% due 07/01/26  155,000 156,648
Calumet Specialty Products Partners LP/
Calumet Finance Corp.
9.750% due 07/15/28 ~ 50,000 49,686
CGG SA (France)
8.750% due 04/01/27 ~ 300,000 272,096
Chesapeake Energy Corp.
5.875% due 02/01/29 ~ 185,000 183,643
Chord Energy Corp.
6.375% due 06/01/26 ~ 150,000 150,737
Civitas Resources, Inc.
5.000% due 10/15/26 ~ 60,000 58,706
8.375% due 07/01/28 ~ 205,000 216,062
8.625% due 11/01/30 ~ 133,000 142,903
8.750% due 07/01/31 ~ 212,000 227,118
CNX Midstream Partners LP
4.750% due 04/15/30 ~ 40,000 35,685
CNX Resources Corp.
6.000% due 01/15/29 ~ 250,000 245,012
7.250% due 03/01/32 ~ 50,000 50,874
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 270,000 244,753
6.750% due 03/01/29 ~ 85,000 81,136
Crescent Energy Finance LLC
7.250% due 05/01/26 ~ 235,000 239,670
7.625% due 04/01/32 ~ 35,000 35,294
9.250% due 02/15/28 ~ 101,000 106,730
CrownRock LP/CrownRock Finance, Inc.
5.625% due 10/15/25 ~ 294,000 293,487
a
Principal
Amount Value
CSI Compressco LP/CSI Compressco
Finance, Inc.
7.500% due 04/01/25 ~ $ 200,000 $ 200,000
CVR Energy, Inc.
5.750% due 02/15/28 ~ 125,000 117,307
8.500% due 01/15/29 ~ 66,000 66,877
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.125% due 06/01/28 ~ 100,000 97,630
8.625% due 03/15/29 ~ 200,000 204,368
Diamond Foreign Asset Co./Diamond
Finance LLC
8.500% due 10/01/30 ~ 92,000 97,164
DT Midstream, Inc.
4.125% due 06/15/29 ~ 95,000 87,423
4.375% due 06/15/31 ~ 200,000 181,273
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 30,000 30,846
Energy Transfer LP
8.000% due 05/15/54  100,000 104,963
EnLink Midstream LLC
6.500% due 09/01/30 ~ 245,000 252,279
EnLink Midstream Partners LP
4.150% due 06/01/25  120,000 117,459
5.450% due 06/01/47  50,000 43,548
EnQuest PLC (United Kingdom)
11.625% due 11/01/27 ~ 200,000 200,526
EQM Midstream Partners LP
4.750% due 01/15/31 ~ 108,000 100,535
6.000% due 07/01/25 ~ 221,000 221,451
6.375% due 04/01/29 ~ 18,000 18,146
7.500% due 06/01/27 ~ 100,000 102,617
7.500% due 06/01/30 ~ 100,000 106,986
FTAI Infra Escrow Holdings LLC
10.500% due 06/01/27 ~ 200,000 208,568
Genesis Energy LP/Genesis Energy
Finance Corp.
8.250% due 01/15/29  68,000 69,866
8.875% due 04/15/30  150,000 157,134
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  100,000 99,287
7.000% due 08/01/27  150,000 150,188
8.250% due 01/15/32 ~ 75,000 77,826
Greenfire Resources Ltd. (Canada)
12.000% due 10/01/28 ~ 50,000 53,256
Gulfport Energy Corp.
8.000% due 05/17/26 ~ 200,000 203,126
Harbour Energy PLC (United Kingdom)
5.500% due 10/15/26 ~ 200,000 195,402
Harvest Midstream I LP
7.500% due 09/01/28 ~ 200,000 202,961
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ 50,000 53,558
Hess Midstream Operations LP
4.250% due 02/15/30 ~ 230,000 211,550
5.625% due 02/15/26 ~ 200,000 198,526
HF Sinclair Corp.
5.000% due 02/01/28 ~ 159,000 154,548
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 04/15/30 ~ 50,000 49,002
6.250% due 04/15/32 ~ 250,000 246,753
8.375% due 11/01/33 ~ 85,000 92,225

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Howard Midstream Energy Partners LLC
6.750% due 01/15/27 ~ $ 100,000 $ 99,853
8.875% due 07/15/28 ~ 100,000 105,597
Ithaca Energy North Sea PLC (United
Kingdom)
9.000% due 07/15/26 ~ 200,000 202,012
KCA Deutag U.K. Finance PLC (United
Kingdom)
9.875% due 12/01/25 ~ 100,000 101,035
Kinetik Holdings LP
5.875% due 06/15/30 ~ 290,000 283,926
6.625% due 12/15/28 ~ 105,000 106,932
Kodiak Gas Services LLC
7.250% due 02/15/29 ~ 54,000 55,040
Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.
6.000% due 08/01/26 ~ 100,000 98,439
Matador Resources Co.
due 04/15/32 # ~ 56,000 56,138
6.875% due 04/15/28 ~ 55,000 56,310
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/26 ~ 50,000 49,980
10.500% due 05/15/27 ~ 100,000 103,373
Murphy Oil Corp.
5.875% due 12/01/27  76,000 75,444
6.375% due 07/15/28  323,000 325,387
Nabors Industries Ltd.
7.250% due 01/15/26 ~ 363,000 360,996
Nabors Industries, Inc.
9.125% due 01/31/30 ~ 103,333 107,518
Neptune Energy Bondco PLC (United
Kingdom)
6.625% due 05/15/25 ~ 250,000 250,154
New Fortress Energy, Inc.
6.750% due 09/15/25 ~ 325,000 323,082
8.750% due 03/15/29 ~ 100,000 99,707
NGL Energy Operating LLC/NGL Energy
Finance Corp.
8.125% due 02/15/29 ~ 119,000 121,956
8.375% due 02/15/32 ~ 162,000 166,175
Noble Finance II LLC
8.000% due 04/15/30 ~ 90,000 93,811
Northern Oil & Gas, Inc.
8.750% due 06/15/31 ~ 58,000 61,318
Northriver Midstream Finance LP (Canada)
5.625% due 02/15/26 ~ 250,000 248,402
NuStar Logistics LP
6.000% due 06/01/26  171,000 170,353
Oceaneering International, Inc.
6.000% due 02/01/28  100,000 98,600
Parkland Corp. (Canada)
4.500% due 10/01/29 ~ 140,000 129,614
5.875% due 07/15/27 ~ 132,000 130,952
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28  150,000 147,737
7.875% due 09/15/30 ~ 86,000 89,283
Permian Resources Operating LLC
7.000% due 01/15/32 ~ 89,000 92,390
8.000% due 04/15/27 ~ 190,000 195,827
9.875% due 07/15/31 ~ 100,000 111,506
Prairie Acquiror LP
9.000% due 08/01/29 ~ 25,000 25,756
a
Principal
Amount Value
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~ $ 125,000 $ 124,884
Puma International Financing SA
(Singapore)
5.000% due 01/24/26 ~ 200,000 194,002
Range Resources Corp.
4.750% due 02/15/30 ~ 29,000 27,063
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~ 250,000 244,195
4.800% due 05/15/30 ~ 200,000 185,025
Sitio Royalties Operating Partnership LP/
Sitio Finance Corp.
7.875% due 11/01/28 ~ 35,000 36,232
SM Energy Co.
5.625% due 06/01/25  113,000 112,541
6.625% due 01/15/27  100,000 99,979
6.750% due 09/15/26  60,000 60,101
Solaris Midstream Holdings LLC
7.625% due 04/01/26 ~ 100,000 101,185
Southwestern Energy Co.
5.375% due 02/01/29  250,000 243,032
5.375% due 03/15/30  50,000 48,170
5.700% due 01/23/25  14,000 13,944
8.375% due 09/15/28  150,000 156,042
Sunnova Energy Corp.
5.875% due 09/01/26 ~ 110,000 85,746
11.750% due 10/01/28 ~ 31,000 24,223
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29  200,000 186,086
7.000% due 09/15/28 ~ 80,000 81,809
Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.
6.000% due 12/31/30 ~ 215,000 204,410
6.000% due 09/01/31 ~ 200,000 186,801
7.375% due 02/15/29 ~ 120,000 120,801
Talos Energy Ventures GOM LLC/Talos
Finance Corp.
11.750% due 04/15/26 ~ 75,000 77,745
Talos Production, Inc.
9.000% due 02/01/29 ~ 70,000 74,391
9.375% due 02/01/31 ~ 78,000 83,213
TerraForm Power Operating LLC
4.750% due 01/15/30 ~ 177,000 162,390
TransMontaigne Partners LP/TLP Finance
Corp.
6.125% due 02/15/26  50,000 47,425
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 21,000 21,613
Transocean, Inc.
9.350% due 12/15/41  490,000 453,657
USA Compression Partners LP/USA
Compression Finance Corp.
7.125% due 03/15/29 ~ 125,000 126,636
Valaris Ltd.
8.375% due 04/30/30 ~ 133,000 137,307
Venture Global Calcasieu Pass LLC
4.125% due 08/15/31 ~ 544,000 484,135
6.250% due 01/15/30 ~ 243,000 244,656
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 344,000 351,159
8.375% due 06/01/31 ~ 313,000 322,983
9.500% due 02/01/29 ~ 687,000 740,921
9.875% due 02/01/32 ~ 223,000 240,476

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Viper Energy, Inc.
7.375% due 11/01/31 ~ $ 25,000 $ 26,012
Vital Energy, Inc.
7.875% due 04/15/32 ~ 123,000 125,048
9.750% due 10/15/30  70,000 76,609
W&T Offshore, Inc.
11.750% due 02/01/26 ~ 150,000 155,976
21,144,788
Financial - 12.3%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~ 340,000 307,275
8.250% due 02/01/29 ~ 113,000 113,586
AG Issuer LLC
6.250% due 03/01/28 ~ 70,000 68,604
AG TTMT Escrow Issuer LLC
8.625% due 09/30/27 ~ 120,000 124,337
Alliant Holdings Intermediate LLC/Alliant
Holdings Co-Issuer
4.250% due 10/15/27 ~ 220,000 207,351
6.750% due 04/15/28 ~ 80,000 80,647
7.000% due 01/15/31 ~ 626,000 632,744
Ally Financial, Inc.
6.700% due 02/14/33  150,000 151,689
AmWINS Group, Inc.
4.875% due 06/30/29 ~ 85,000 79,420
6.375% due 02/15/29 ~ 33,000 33,199
Apollo Commercial Real Estate Finance,
Inc.
4.625% due 06/15/29 ~ 150,000 126,147
Aretec Group, Inc.
10.000% due 08/15/30 ~ 164,286 179,651
Assurant, Inc.
7.000% due 03/27/48  200,000 203,939
AssuredPartners, Inc.
7.500% due 02/15/32 ~ 67,000 65,904
Banc of California
3.250% due 05/01/31  100,000 90,811
Brandywine Operating Partnership LP
3.950% due 11/15/27  50,000 44,780
4.100% due 10/01/24  50,000 49,465
4.550% due 10/01/29  50,000 43,518
Bread Financial Holdings, Inc.
7.000% due 01/15/26 ~ 23,089 23,261
9.750% due 03/15/29 ~ 134,000 139,579
Brightsphere Investment Group, Inc.
4.800% due 07/27/26  100,000 96,896
Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/GGSI
Sellco LLC
4.500% due 04/01/27 ~ 150,000 137,048
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 200,000 196,570
9.250% due 07/01/31 ~ 38,000 40,266
Castlelake Aviation Finance DAC
5.000% due 04/15/27 ~ 100,000 96,412
Coinbase Global, Inc.
3.375% due 10/01/28 ~ 400,000 343,151
3.625% due 10/01/31 ~ 85,000 68,732
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 400,000 391,167
Credit Acceptance Corp.
6.625% due 03/15/26  200,000 200,047
9.250% due 12/15/28 ~ 88,000 94,761
a
Principal
Amount Value
CTR Partnership LP/CareTrust Capital
Corp.
3.875% due 06/30/28 ~ $ 100,000 $ 92,709
Curo Group Holdings Corp.
7.500% due 08/01/28 * ~ ∂ 250,000 64,687
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/28 ~ 200,000 197,654
8.875% due 09/01/31 ~ 53,000 56,055
Encore Capital Group, Inc.
9.250% due 04/01/29 ~ 200,000 205,125
Enova International, Inc.
11.250% due 12/15/28 ~ 63,000 66,656
Enstar Finance LLC
5.500% due 01/15/42  250,000 233,327
Five Point Operating Co. LP/Five Point
Capital Corp.
10.500% due 01/15/28 ~ 50,000 51,521
Freedom Mortgage Corp.
7.625% due 05/01/26 ~ 190,000 189,875
12.000% due 10/01/28 ~ 108,000 117,834
12.250% due 10/01/30 ~ 89,000 97,973
Freedom Mortgage Holdings LLC
9.250% due 02/01/29 ~ 92,000 94,240
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 96,343
GGAM Finance Ltd. (Ireland)
due 04/15/29 # ~ 22,000 22,138
7.750% due 05/15/26 ~ 150,000 153,185
8.000% due 02/15/27 ~ 163,000 168,403
8.000% due 06/15/28 ~ 100,000 104,499
goeasy Ltd. (Canada)
4.375% due 05/01/26 ~ 75,000 72,193
7.625% due 07/01/29 ~ 30,000 30,071
9.250% due 12/01/28 ~ 62,000 66,186
Greystar Real Estate Partners LLC
7.750% due 09/01/30 ~ 60,000 62,157
GTCR AP Finance, Inc.
8.000% due 05/15/27 ~ 50,000 50,201
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 12/15/27 ~ 250,000 214,125
8.000% due 06/15/27 ~ 87,000 90,824
Healthcare Realty Holdings LP
3.375% due 06/15/26 ~ 300,000 282,872
Hightower Holding LLC
6.750% due 04/15/29 ~ 83,000 78,079
Howard Hughes Corp.
4.125% due 02/01/29 ~ 400,000 359,907
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance
LLC (United Kingdom)
7.250% due 02/15/31 ~ 200,000 200,962
HUB International Ltd.
7.250% due 06/15/30 ~ 475,000 488,493
7.375% due 01/31/32 ~ 270,000 271,987
Hudson Pacific Properties LP
3.250% due 01/15/30  50,000 38,559
3.950% due 11/01/27  50,000 44,341
4.650% due 04/01/29  50,000 42,646
5.950% due 02/15/28  50,000 46,250
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 200,000 183,134

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.375% due 02/01/29  $ 200,000 $ 170,693
5.250% due 05/15/27  200,000 180,887
6.250% due 05/15/26  100,000 96,610
6.375% due 12/15/25  50,000 49,632
9.750% due 01/15/29 ~ 115,000 120,181
Intesa Sanpaolo SpA (Italy)
4.950% due 06/01/42 ~ 250,000 186,646
5.017% due 06/26/24 ~ 400,000 398,714
Iron Mountain Information Management
Services, Inc.
5.000% due 07/15/32 ~ 150,000 137,141
Iron Mountain, Inc.
5.000% due 07/15/28 ~ 65,000 62,255
5.250% due 07/15/30 ~ 125,000 118,384
5.625% due 07/15/32 ~ 500,000 472,742
7.000% due 02/15/29 ~ 183,000 186,688
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.000% due 08/15/28 ~ 250,000 230,158
Jefferson Capital Holdings LLC
6.000% due 08/15/26 ~ 5,000 4,911
9.500% due 02/15/29 ~ 45,000 46,114
Jones Deslauriers Insurance Management,
Inc. (Canada)
8.500% due 03/15/30 ~ 245,000 255,597
Kennedy-Wilson, Inc.
4.750% due 03/01/29  155,000 127,771
4.750% due 02/01/30  180,000 143,774
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp.
5.250% due 10/01/25 ~ 250,000 245,736
LD Holdings Group LLC
6.500% due 11/01/25 ~ 96,000 93,282
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ 250,000 226,292
4.300% due 02/01/61 ~ 100,000 63,791
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
6.400% due 03/26/29 ~ 14,000 14,232
6.500% due 03/26/31 ~ 31,000 31,576
8.125% due 03/30/29 ~ 131,000 138,658
8.375% due 05/01/28 ~ 95,000 100,777
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~ 250,000 215,759
MPT Operating Partnership LP/MPT
Finance Corp.
3.500% due 03/15/31  90,000 61,876
5.000% due 10/15/27  500,000 419,263
5.250% due 08/01/26  300,000 274,932
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~ 605,000 549,437
7.125% due 02/01/32 ~ 144,000 143,122
Navient Corp.
5.625% due 08/01/33  150,000 124,303
6.750% due 06/25/25  200,000 201,666
6.750% due 06/15/26  100,000 100,894
9.375% due 07/25/30  67,000 71,742
11.500% due 03/15/31  145,000 161,543
Newmark Group, Inc.
7.500% due 01/12/29 ~ 93,000 95,728
NFP Corp.
6.875% due 08/15/28 ~ 270,000 273,655
a
Principal
Amount Value
7.500% due 10/01/30 ~ $ 133,000 $ 140,230
8.500% due 10/01/31 ~ 50,000 55,069
Office Properties Income Trust
4.500% due 02/01/25  250,000 206,860
9.000% due 03/31/29 ~ 36,000 33,223
OneMain Finance Corp.
3.500% due 01/15/27  355,000 329,907
4.000% due 09/15/30  160,000 137,085
6.625% due 01/15/28  216,000 216,855
6.875% due 03/15/25  238,000 240,657
7.875% due 03/15/30  150,000 154,878
9.000% due 01/15/29  121,000 128,483
Osaic Holdings, Inc.
10.750% due 08/01/27 ~ 100,000 103,712
Oxford Finance LLC/Oxford Finance Co.-
Issuer II, Inc.
6.375% due 02/01/27 ~ 75,000 71,195
Panther Escrow Issuer LLC
due 06/01/31 # ~ 277,000 281,850
Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer
4.875% due 05/15/29 ~ 388,000 361,112
PennyMac Financial Services, Inc.
5.375% due 10/15/25 ~ 225,000 222,535
5.750% due 09/15/31 ~ 100,000 92,859
7.875% due 12/15/29 ~ 99,000 101,816
PRA Group, Inc.
8.375% due 02/01/28 ~ 75,000 74,687
Provident Funding Associates LP/PFG
Finance Corp.
6.375% due 06/15/25 ~ 50,000 48,003
Realogy Group LLC/Realogy Co-Issuer
Corp.
5.250% due 04/15/30 ~ 273,000 185,929
RHP Hotel Properties LP/RHP Finance
Corp.
4.500% due 02/15/29 ~ 110,000 102,810
6.500% due 04/01/32 ~ 94,000 94,376
7.250% due 07/15/28 ~ 66,000 68,054
Rithm Capital Corp.
8.000% due 04/01/29 ~ 150,000 145,723
Rocket Mortgage LLC/Rocket Mortgage
Co.-Issuer, Inc.
2.875% due 10/15/26 ~ 339,000 313,527
4.000% due 10/15/33 ~ 50,000 42,403
Ryan Specialty LLC
4.375% due 02/01/30 ~ 120,000 112,305
SBA Communications Corp.
3.125% due 02/01/29  315,000 278,218
Service Properties Trust
4.750% due 10/01/26  150,000 139,934
5.500% due 12/15/27  350,000 333,991
8.625% due 11/15/31 ~ 125,000 133,440
SLM Corp.
3.125% due 11/02/26  175,000 162,682
4.200% due 10/29/25  60,000 58,600
Starwood Property Trust, Inc.
3.625% due 07/15/26 ~ 110,000 103,301
3.750% due 12/31/24 ~ 63,000 61,884
4.375% due 01/15/27 ~ 125,000 117,686
7.250% due 04/01/29 ~ 88,000 88,810

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
StoneX Group, Inc.
7.875% due 03/01/31 ~ $ 78,000 $ 79,205
8.625% due 06/15/25 ~ 75,000 75,378
Synchrony Financial
7.250% due 02/02/33  188,000 186,846
Synovus Financial Corp.
7.538% due 02/07/29  100,000 95,210
UniCredit SpA (Italy)
5.459% due 06/30/35 ~ 450,000 423,002
United Wholesale Mortgage LLC
5.500% due 11/15/25 ~ 95,000 94,230
Uniti Group LP/Uniti Fiber Holdings, Inc./
CSL Capital LLC
4.750% due 04/15/28 ~ 250,000 218,479
6.000% due 01/15/30 ~ 150,000 111,995
6.500% due 02/15/29 ~ 275,000 213,376
10.500% due 02/15/28 ~ 186,000 193,006
USI, Inc.
7.500% due 01/15/32 ~ 107,000 107,331
Vornado Realty LP
2.150% due 06/01/26  50,000 45,475
3.400% due 06/01/31  63,000 49,902
3.500% due 01/15/25  28,000 27,381
Western Alliance Bancorp
3.000% due 06/15/31  200,000 172,652
23,301,487
Industrial - 11.6%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ 80,000 80,716
Advanced Drainage Systems, Inc.
6.375% due 06/15/30 ~ 82,000 82,501
AECOM
5.125% due 03/15/27  165,000 162,226
AmeriTex HoldCo Intermediate LLC
10.250% due 10/15/28 ~ 63,000 67,719
ARD Finance SA (Luxembourg)
6.500% Cash or 72.500% PIK due
06/30/27 ~ 300,000 100,706
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~ 300,000 259,464
6.000% due 06/15/27 ~ 200,000 194,375
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc.
5.250% due 04/30/25 ~ 200,000 193,435
5.250% due 08/15/27 ~ 300,000 189,322
Artera Services LLC
8.500% due 02/15/31 ~ 77,778 79,798
Atkore, Inc.
4.250% due 06/01/31 ~ 99,000 87,899
ATS Corp. (Canada)
4.125% due 12/15/28 ~ 200,000 183,537
Ball Corp.
6.000% due 06/15/29  175,000 176,881
Berry Global, Inc.
4.500% due 02/15/26 ~ 89,000 86,595
Bombardier, Inc. (Canada)
due 07/01/31 # ~ 84,000 84,276
6.000% due 02/15/28 ~ 317,000 312,174
7.125% due 06/15/26 ~ 284,000 288,417
7.500% due 02/01/29 ~ 115,000 118,548
8.750% due 11/15/30 ~ 108,000 115,455
a
Principal
Amount Value
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ $ 206,000 $ 223,286
Builders FirstSource, Inc.
4.250% due 02/01/32 ~ 400,000 359,008
6.375% due 03/01/34 ~ 105,000 105,565
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 200,000 184,724
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 134,632
Cascades, Inc./Cascades USA, Inc.
(Canada)
5.125% due 01/15/26 ~ 250,000 245,261
Chart Industries, Inc.
9.500% due 01/01/31 ~ 100,000 108,992
Clean Harbors, Inc.
5.125% due 07/15/29 ~ 100,000 96,213
Clearwater Paper Corp.
4.750% due 08/15/28 ~ 250,000 232,147
Clydesdale Acquisition Holdings, Inc.
8.750% due 04/15/30 ~ 327,000 321,632
Coherent Corp.
5.000% due 12/15/29 ~ 200,000 188,578
Covanta Holding Corp.
5.000% due 09/01/30  200,000 176,692
CP Atlas Buyer, Inc.
7.000% due 12/01/28 ~ 200,000 187,961
Crown Americas LLC/Crown Americas
Capital Corp. V
4.250% due 09/30/26  190,000 184,213
Crown Americas LLC/Crown Americas
Capital Corp. VI
4.750% due 02/01/26  250,000 246,041
Eco Material Technologies, Inc.
7.875% due 01/31/27 ~ 143,000 145,221
EMRLD Borrower LP/Emerald Co.-Issuer,
Inc.
6.625% due 12/15/30 ~ 395,000 399,283
Energizer Holdings, Inc.
4.750% due 06/15/28 ~ 100,000 92,714
6.500% due 12/31/27 ~ 100,000 99,546
EnerSys
4.375% due 12/15/27 ~ 150,000 142,000
6.625% due 01/15/32 ~ 30,000 30,255
Enpro, Inc.
5.750% due 10/15/26  100,000 99,755
Esab Corp.
due 04/15/29 # ~ 79,000 79,469
F-Brasile SpA/F-Brasile U.S. LLC (Italy)
7.375% due 08/15/26 ~ 200,000 199,715
Fortress Transportation & Infrastructure
Investors LLC
7.875% due 12/01/30 ~ 358,333 376,662
FXI Holdings, Inc.
12.250% due 11/15/26 ~ 313,000 313,928
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 400,000 366,851
4.250% due 06/01/25 ~ 265,000 260,860
6.750% due 01/15/31 ~ 70,000 71,825
GN Bondco LLC
9.500% due 10/15/31 ~ 33,000 32,974
GrafTech Finance, Inc.
4.625% due 12/15/28 ~ 200,000 128,830

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
GrafTech Global Enterprises, Inc.
9.875% due 12/15/28 ~ $ 90,000 $ 66,919
Graphic Packaging International LLC
3.750% due 02/01/30 ~ 125,000 111,300
4.125% due 08/15/24  100,000 99,237
4.750% due 07/15/27 ~ 200,000 193,298
Great Lakes Dredge & Dock Corp.
5.250% due 06/01/29 ~ 250,000 222,772
Griffon Corp.
5.750% due 03/01/28  125,000 122,507
Hillenbrand, Inc.
3.750% due 03/01/31  125,000 108,592
5.750% due 06/15/25  165,000 164,880
6.250% due 02/15/29  75,000 75,737
Husky III Holding Ltd. (Canada)
13.000% Cash or 13.750% PIK due
02/15/25 ~ 200,000 200,587
Husky Injection Molding Systems Ltd./Titan
Co.-Borrower LLC (Canada)
9.000% due 02/15/29 ~ 31,000 32,096
Imola Merger Corp.
4.750% due 05/15/29 ~ 130,000 122,010
Intelligent Packaging Ltd. Finco, Inc./
Intelligent Packaging Ltd. Co-Issuer LLC
(Canada)
6.000% due 09/15/28 ~ 88,000 83,680
James Hardie International Finance DAC
5.000% due 01/15/28 ~ 200,000 195,361
Knife River Corp.
7.750% due 05/01/31 ~ 65,000 68,114
LABL, Inc.
5.875% due 11/01/28 ~ 40,000 36,859
6.750% due 07/15/26 ~ 200,000 197,753
9.500% due 11/01/28 ~ 43,000 43,551
10.500% due 07/15/27 ~ 300,000 297,786
Likewize Corp.
9.750% due 10/15/25 ~ 120,000 121,938
Louisiana-Pacific Corp.
3.625% due 03/15/29 ~ 99,000 90,096
Madison IAQ LLC
4.125% due 06/30/28 ~ 210,000 194,415
MasTec, Inc.
6.625% due 08/15/29 ~ 100,000 94,415
Mauser Packaging Solutions Holding Co.
9.250% due 04/15/27 ~ 505,000 501,548
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 83,000 90,092
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 93,000 93,376
Moog, Inc.
4.250% due 12/15/27 ~ 100,000 94,415
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 45,398
NAC Aviation 29 DAC (Ireland)
4.750% due 06/30/26  211,646 198,683
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 120,000 115,209
Oscar AcquisitionCo LLC/Oscar Finance,
Inc.
9.500% due 04/15/30 ~ 100,000 98,743
Owens-Brockway Glass Container, Inc.
6.375% due 08/15/25 ~ 300,000 301,672
a
Principal
Amount Value
7.250% due 05/15/31 ~ $ 100,000 $ 101,975
Pactiv Evergreen Group Issuer LLC/Pactiv
Evergreen Group Issuer, Inc.
4.375% due 10/15/28 ~ 100,000 93,394
Pactiv Evergreen Group Issuer, Inc./Pactiv
Evergreen Group Issuer LLC
4.000% due 10/15/27 ~ 200,000 186,799
Pactiv LLC
7.950% due 12/15/25  100,000 102,339
8.375% due 04/15/27  100,000 104,383
Railworks Holdings LP/Railworks Rally, Inc.
8.250% due 11/15/28 ~ 150,000 148,981
Rand Parent LLC
8.500% due 02/15/30 ~ 230,000 228,097
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ 50,000 45,843
Sealed Air Corp.
5.000% due 04/15/29 ~ 100,000 96,091
6.125% due 02/01/28 ~ 107,000 107,314
6.875% due 07/15/33 ~ 54,000 56,326
Sealed Air Corp./Sealed Air Corp. U.S.
7.250% due 02/15/31 ~ 63,000 65,579
Seaspan Corp. (Hong Kong)
5.500% due 08/01/29 ~ 121,000 105,682
Sensata Technologies BV
5.000% due 10/01/25 ~ 250,000 247,115
5.875% due 09/01/30 ~ 109,000 106,747
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 200,000 173,203
Silgan Holdings, Inc.
4.125% due 02/01/28  140,000 132,600
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 200,000 195,717
8.875% due 11/15/31 ~ 159,000 170,083
Spirit AeroSystems, Inc.
4.600% due 06/15/28  55,000 51,612
9.375% due 11/30/29 ~ 150,000 163,806
9.750% due 11/15/30 ~ 150,000 167,972
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 167,000 168,814
Standard Industries, Inc.
3.375% due 01/15/31 ~ 1,000,000 839,544
5.000% due 02/15/27 ~ 210,000 203,874
Stericycle, Inc.
3.875% due 01/15/29 ~ 324,000 294,034
Summit Materials LLC/Summit Materials
Finance Corp.
5.250% due 01/15/29 ~ 165,000 160,946
6.500% due 03/15/27 ~ 175,000 174,999
7.250% due 01/15/31 ~ 112,000 116,496
Titan Acquisition Ltd./Titan Co.-Borrower
LLC (Canada)
7.750% due 04/15/26 ~ 155,000 154,947
TopBuild Corp.
4.125% due 02/15/32 ~ 35,000 31,009
TransDigm, Inc.
4.625% due 01/15/29  488,000 453,452
6.375% due 03/01/29 ~ 148,000 148,646
6.625% due 03/01/32 ~ 147,000 148,697
6.750% due 08/15/28 ~ 289,000 293,175
6.875% due 12/15/30 ~ 214,000 218,386
7.125% due 12/01/31 ~ 168,000 173,344

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ $ 110,000 $ 117,501
TriMas Corp.
4.125% due 04/15/29 ~ 100,000 90,665
Trinity Industries, Inc.
4.550% due 10/01/24  175,000 173,410
7.750% due 07/15/28 ~ 70,000 71,928
Triumph Group, Inc.
9.000% due 03/15/28 ~ 123,000 129,824
Trivium Packaging Finance BV
(Netherlands)
8.500% due 08/15/27 ~ 200,000 197,743
TTM Technologies, Inc.
4.000% due 03/01/29 ~ 390,000 354,093
Tutor Perini Corp.
6.875% due 05/01/25 ~ 150,000 148,583
Waste Pro USA, Inc.
5.500% due 02/15/26 ~ 90,000 88,716
Watco Cos LLC/Watco Finance Corp.
6.500% due 06/15/27 ~ 200,000 197,891
Weekley Homes LLC/Weekley Finance
Corp.
4.875% due 09/15/28 ~ 134,000 124,024
Werner FinCo LP/Werner FinCo, Inc.
11.500% due 06/15/28 ~ 100,000 109,310
WESCO Distribution, Inc.
6.375% due 03/15/29 ~ 60,000 60,692
6.625% due 03/15/32 ~ 60,000 61,046
7.125% due 06/15/25 ~ 220,000 220,318
7.250% due 06/15/28 ~ 190,000 194,132
XPO, Inc.
7.125% due 06/01/31 ~ 83,000 85,220
7.125% due 02/01/32 ~ 63,000 64,899
22,103,932
Technology - 4.1%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 33,000 29,902
Alteryx, Inc.
8.750% due 03/15/28 ~ 94,000 97,254
ams-OSRAM AG (Austria)
12.250% due 03/30/29 ~ 100,000 100,582
ASGN, Inc.
4.625% due 05/15/28 ~ 129,000 121,459
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ 435,000 398,309
Black Knight InfoServ LLC
3.625% due 09/01/28 ~ 164,000 155,390
Camelot Finance SA
4.500% due 11/01/26 ~ 200,000 192,923
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 100,000 103,866
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc.
8.000% due 06/15/29 ~ 99,000 102,713
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 185,000 189,061
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 475,000 451,151
9.000% due 09/30/29 ~ 620,000 595,245
Conduent Business Services LLC/Conduent
State & Local Solutions, Inc.
6.000% due 11/01/29 ~ 100,000 90,588
a
Principal
Amount Value
Consensus Cloud Solutions, Inc.
6.500% due 10/15/28 ~ $ 90,000 $ 80,112
Crane NXT Co.
4.200% due 03/15/48  50,000 35,388
6.550% due 11/15/36  50,000 51,068
Crowdstrike Holdings, Inc.
3.000% due 02/15/29  115,000 102,116
Elastic NV
4.125% due 07/15/29 ~ 165,000 148,645
Entegris, Inc.
5.950% due 06/15/30 ~ 250,000 247,281
Fair Isaac Corp.
4.000% due 06/15/28 ~ 100,000 93,488
5.250% due 05/15/26 ~ 100,000 98,962
McAfee Corp.
7.375% due 02/15/30 ~ 465,000 426,936
NCR Atleos Corp.
9.500% due 04/01/29 ~ 150,000 160,595
NCR Voyix Corp.
5.125% due 04/15/29 ~ 96,000 89,146
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 205,000 188,550
Open Text Corp. (Canada)
3.875% due 12/01/29 ~ 117,000 104,365
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 500,000 448,285
Presidio Holdings, Inc.
4.875% due 02/01/27 ~ 150,000 146,204
PTC, Inc.
3.625% due 02/15/25 ~ 77,000 75,449
Rackspace Technology Global, Inc.
3.500% due 02/15/28 ~ 200,000 69,939
RingCentral, Inc.
8.500% due 08/15/30 ~ 50,000 52,029
Rocket Software, Inc.
6.500% due 02/15/29 ~ 300,000 257,313
Science Applications International Corp.
4.875% due 04/01/28 ~ 160,000 153,332
Seagate HDD Cayman
5.750% due 12/01/34  50,000 48,953
8.250% due 12/15/29 ~ 150,000 161,326
8.500% due 07/15/31 ~ 150,000 162,253
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 318,000 311,196
Synaptics, Inc.
4.000% due 06/15/29 ~ 200,000 180,195
UKG, Inc.
6.875% due 02/01/31 ~ 190,000 193,697
Unisys Corp.
6.875% due 11/01/27 ~ 200,000 177,961
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500% due 09/01/25 ~ 50,000 45,892
Virtusa Corp.
7.125% due 12/15/28 ~ 99,000 88,980
Western Digital Corp.
4.750% due 02/15/26  350,000 342,168
Xerox Corp.
6.750% due 12/15/39  150,000 128,744
Xerox Holdings Corp.
5.000% due 08/15/25 ~ 67,000 66,171
5.500% due 08/15/28 ~ 150,000 136,724
8.875% due 11/30/29 ~ 77,000 78,506

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a
Principal
Amount Value
ZoomInfo Technologies LLC/ZoomInfo
Finance Corp.
3.875% due 02/01/29 ~ $ 100,000 $ 90,124
7,870,536
Utilities - 2.9%
Algonquin Power & Utilities Corp. (Canada)
4.750% due 01/18/82  100,000 88,246
AmeriGas Partners LP/AmeriGas Finance
Corp.
5.500% due 05/20/25  265,000 265,279
5.875% due 08/20/26  184,000 183,818
9.375% due 06/01/28 ~ 63,000 65,282
Calpine Corp.
3.750% due 03/01/31 ~ 265,000 232,322
4.500% due 02/15/28 ~ 107,000 101,570
4.625% due 02/01/29 ~ 200,000 185,309
5.000% due 02/01/31 ~ 185,000 169,891
5.250% due 06/01/26 ~ 83,000 82,202
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 35,000 30,075
3.750% due 01/15/32 ~ 175,000 147,272
4.750% due 03/15/28 ~ 174,000 165,523
DPL, Inc.
4.125% due 07/01/25  150,000 146,758
4.350% due 04/15/29  150,000 137,509
Edison International
7.875% due 06/15/54  31,000 31,924
8.125% due 06/15/53  200,000 207,339
FirstEnergy Corp.
1.600% due 01/15/26  100,000 93,360
2.050% due 03/01/25  100,000 96,032
7.375% due 11/15/31  450,000 530,196
NextEra Energy Operating Partners LP
4.500% due 09/15/27 ~ 158,000 147,998
7.250% due 01/15/29 ~ 87,000 89,117
NRG Energy, Inc.
3.375% due 02/15/29 ~ 90,000 80,039
3.875% due 02/15/32 ~ 239,000 205,010
5.750% due 01/15/28  103,000 102,506
Pattern Energy Operations LP/Pattern
Energy Operations, Inc.
4.500% due 08/15/28 ~ 185,000 172,623
PG&E Corp.
5.000% due 07/01/28  315,000 303,703
Pike Corp.
5.500% due 09/01/28 ~ 171,000 163,853
8.625% due 01/31/31 ~ 50,000 53,196
Talen Energy Supply LLC
8.625% due 06/01/30 ~ 230,000 246,125
TransAlta Corp. (Canada)
6.500% due 03/15/40  100,000 99,776
Vistra Operations Co. LLC
5.000% due 07/31/27 ~ 74,000 71,716
5.625% due 02/15/27 ~ 500,000 492,723
7.750% due 10/15/31 ~ 204,000 213,794
5,402,086
Total Corporate Bonds & Notes
    (Cost $193,291,741) 186,494,412
a Shares Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
BlackRock Liquidity Funds: T-Fund
Institutional Shares 5.277% 1,313,562 $ 1,313,562
a
Total Short-Term Investments
(Cost $1,313,562) 1,313,562
TOTAL INVESTMENTS - 98.8%
(Cost $194,650,294) 187,811,628
OTHER ASSETS & LIABILITIES, NET - 1.2% 2,250,198
NET ASSETS - 100.0% $ 190,061,826

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $137,321 or
0.1% of the Fund’s net assets were in default.
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 3,654 $ 3,654 $ – $ –
Corporate Bonds & Notes 186,494,412 – 186,494,412 –
Short-Term Investments 1,313,562 1,313,562 – –
Total $ 187,811,628 $ 1,317,216 $ 186,494,412 $ –

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.0%
Basic Materials - 0.6%
spacing
Axalta Coating Systems Ltd. * 926 $ 31,845
Ecolab, Inc. 7,682 1,773,774
FMC Corp. 728 46,374
Linde PLC 1,816 843,205
PPG Industries, Inc. 2,286 331,241
RPM International, Inc. 950 113,002
Sherwin-Williams Co. 7,784 2,703,617
Southern Copper Corp. (Mexico)  3,273 348,640
6,191,698
Communications - 20.4%
spacing
Airbnb, Inc. Class A * 16,312 2,690,827
Alphabet, Inc. Class A * 234,142 35,339,052
Alphabet, Inc. Class C * 197,767 30,112,003
Amazon.com, Inc. * 354,984 64,032,014
Arista Networks, Inc. * 9,856 2,858,043
Booking Holdings, Inc. 1,374 4,984,707
Cable One, Inc. 16 6,770
CDW Corp. 5,028 1,286,062
Charter Communications, Inc. Class A * 3,977 1,155,835
Coupang, Inc. * (South Korea)  43,082 766,429
DoorDash, Inc. Class A * 9,449 1,301,316
eBay, Inc. 1,296 68,403
Etsy, Inc. * 2,602 178,809
Expedia Group, Inc. * 3,756 517,389
FactSet Research Systems, Inc. 1,489 676,587
Gen Digital, Inc. 3,380 75,712
GoDaddy, Inc. Class A * 3,452 409,683
Iridium Communications, Inc. 5,078 132,840
Liberty Broadband Corp. Class A * 98 5,598
Liberty Broadband Corp. Class C * 943 53,968
Lyft, Inc. Class A * 13,693 264,960
Match Group, Inc. * 9,340 338,855
Meta Platforms, Inc. Class A  87,151 42,318,783
Motorola Solutions, Inc. 5,950 2,112,131
Netflix, Inc. * 16,820 10,215,291
Nexstar Media Group, Inc. 459 79,081
Okta, Inc. * 376 39,337
Palo Alto Networks, Inc. * 11,981 3,404,162
Pinterest, Inc. Class A * 23,471 813,740
Roku, Inc. * 598 38,972
Spotify Technology SA * 5,557 1,466,492
Trade Desk, Inc. Class A * 17,472 1,527,402
Uber Technologies, Inc. * 77,536 5,969,497
Ubiquiti, Inc. 226 26,182
VeriSign, Inc. * 188 35,628
Wayfair, Inc. Class A * 1,126 76,433
215,378,993
Consumer, Cyclical - 9.8%
spacing
Allison Transmission Holdings, Inc. 345 28,000
American Airlines Group, Inc. * 9,247 141,941
AutoZone, Inc. * 568 1,790,137
Best Buy Co., Inc. 1,044 85,639
BJ's Wholesale Club Holdings, Inc. * 1,800 136,170
Brunswick Corp. 343 33,106
Burlington Stores, Inc. * 2,584 599,979
Caesars Entertainment, Inc. * 3,218 140,755
CarMax, Inc. * 230 20,035
Casey's General Stores, Inc. 210 66,874
a Shares Value
Cava Group, Inc. * 1,463 $ 102,483
Chipotle Mexican Grill, Inc. * 1,080 3,139,312
Choice Hotels International, Inc. 1,076 135,953
Churchill Downs, Inc. 2,766 342,293
Copart, Inc. * 34,093 1,974,667
Costco Wholesale Corp. 17,456 12,788,789
Crocs, Inc. * 2,373 341,237
Darden Restaurants, Inc. 2,205 368,566
Deckers Outdoor Corp. * 1,003 944,084
Delta Air Lines, Inc. 1,280 61,274
Dick's Sporting Goods, Inc. 186 41,824
Dollar General Corp. 8,655 1,350,699
Domino's Pizza, Inc. 1,384 687,682
DraftKings, Inc. Class A * 16,200 735,642
Fastenal Co. 16,856 1,300,272
Ferguson PLC 436 95,235
Five Below, Inc. * 2,162 392,144
Floor & Decor Holdings, Inc. Class A * 4,039 523,535
Freshpet, Inc. * 491 56,887
Hilton Worldwide Holdings, Inc. 4,466 952,642
Home Depot, Inc. 39,406 15,116,142
Las Vegas Sands Corp. 13,333 689,316
Live Nation Entertainment, Inc. * 1,383 146,280
Lowe's Cos., Inc. 16,679 4,248,642
Lululemon Athletica, Inc. * 4,355 1,701,281
Marriott International, Inc. Class A  9,451 2,384,582
McDonald's Corp. 11,867 3,345,901
Murphy USA, Inc. 728 305,178
NIKE, Inc. Class B  24,671 2,318,581
Norwegian Cruise Line Holdings Ltd. * 3,984 83,385
NVR, Inc. * 10 81,000
Ollie's Bargain Outlet Holdings, Inc. * 774 61,587
O'Reilly Automotive, Inc. * 1,963 2,215,991
Peloton Interactive, Inc. Class A * 12,054 51,651
Planet Fitness, Inc. Class A * 1,590 99,582
Polaris, Inc. 185 18,522
Pool Corp. 1,533 618,566
RH * 104 36,219
Ross Stores, Inc. 12,145 1,782,400
Royal Caribbean Cruises Ltd. * 2,751 382,417
Scotts Miracle-Gro Co. 1,614 120,388
SiteOne Landscape Supply, Inc. * 560 97,748
Skechers USA, Inc. Class A * 592 36,266
Starbucks Corp. 43,790 4,001,968
Tapestry, Inc. 531 25,212
Target Corp. 18,095 3,206,615
Tempur Sealy International, Inc. 1,324 75,230
Tesla, Inc. * 108,713 19,110,658
Texas Roadhouse, Inc. 2,639 407,646
TJX Cos., Inc. 44,912 4,554,975
TKO Group Holdings, Inc. 2,539 219,395
Tractor Supply Co. 4,255 1,113,619
Travel & Leisure Co. 1,315 64,382
Ulta Beauty, Inc. * 1,934 1,011,250
Vail Resorts, Inc. 155 34,539
Victoria's Secret, Inc. * 1,859 36,027
Watsco, Inc. 323 139,526
Wendy's Co. 7,159 134,876
Williams-Sonoma, Inc. 329 104,467
Wingstop, Inc. 1,205 441,512
WW Grainger, Inc. 1,755 1,785,361
Wyndham Hotels & Resorts, Inc. 233 17,883
Wynn Resorts Ltd. 248 25,353
YETI Holdings, Inc. * 3,093 119,235

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Yum! Brands, Inc. 9,749 $ 1,351,699
103,300,909
Consumer, Non-Cyclical - 14.5%
spacing
10X Genomics, Inc. Class A * 3,844 144,265
Abbott Laboratories 4,247 482,714
AbbVie, Inc. 69,529 12,661,231
Agilent Technologies, Inc. 9,390 1,366,339
agilon health, Inc. * 11,703 71,388
Albertsons Cos., Inc. Class A  1,401 30,038
Align Technology, Inc. * 2,969 973,595
Alnylam Pharmaceuticals, Inc. * 3,890 581,361
Amgen, Inc. 14,312 4,069,188
Apellis Pharmaceuticals, Inc. * 4,034 237,119
Automatic Data Processing, Inc. 13,977 3,490,616
Avery Dennison Corp. 1,028 229,501
Avis Budget Group, Inc. 275 33,677
Bio-Techne Corp. 5,792 407,699
BioMarin Pharmaceutical, Inc. * 864 75,462
Block, Inc. * 7,972 674,272
Booz Allen Hamilton Holding Corp. 5,089 755,411
Boston Beer Co., Inc. Class A * 356 108,374
Bright Horizons Family Solutions, Inc. * 278 31,514
Brown-Forman Corp. Class A  1,570 83,132
Brown-Forman Corp. Class B  5,664 292,376
Bruker Corp. 3,847 361,387
Cardinal Health, Inc. 4,877 545,736
Celsius Holdings, Inc. * 5,620 466,010
Cencora, Inc. 6,621 1,608,837
Certara, Inc. * 2,623 46,899
Chemed Corp. 407 261,266
Church & Dwight Co., Inc. 8,696 907,080
Cigna Group 843 306,169
Cintas Corp. 3,014 2,070,708
Clorox Co. 4,892 749,014
Coca-Cola Co. 76,113 4,656,593
Constellation Brands, Inc. Class A  584 158,708
Corpay, Inc. * 2,633 812,386
CoStar Group, Inc. * 7,047 680,740
DaVita, Inc. * 2,075 286,454
Dexcom, Inc. * 15,140 2,099,918
Edwards Lifesciences Corp. * 23,591 2,254,356
Elevance Health, Inc. 1,224 634,693
Eli Lilly & Co. 33,344 25,940,298
Encompass Health Corp. 391 32,289
Equifax, Inc. 3,350 896,192
Estee Lauder Cos., Inc. Class A  2,963 456,747
Euronet Worldwide, Inc. * 923 101,465
Exact Sciences Corp. * 2,400 165,744
Exelixis, Inc. * 8,900 211,197
FTI Consulting, Inc. * 241 50,680
Gartner, Inc. * 2,975 1,418,093
GE HealthCare Technologies, Inc. 1,253 113,910
Globus Medical, Inc. Class A * 1,430 76,705
Grand Canyon Education, Inc. * 330 44,949
H&R Block, Inc. 3,747 184,015
HCA Healthcare, Inc. 1,623 541,319
Hershey Co. 4,348 845,686
Humana, Inc. 2,065 715,977
ICON PLC * 475 159,576
IDEXX Laboratories, Inc. * 3,272 1,766,651
Illumina, Inc. * 1,766 242,507
Incyte Corp. * 5,260 299,662
Inspire Medical Systems, Inc. * 1,072 230,255
a Shares Value
Insulet Corp. * 2,788 $ 477,863
Intuitive Surgical, Inc. * 13,760 5,491,478
Ionis Pharmaceuticals, Inc. * 4,640 201,144
IQVIA Holdings, Inc. * 6,702 1,694,869
Jazz Pharmaceuticals PLC * 1,174 141,373
Kenvue, Inc. 22,834 490,018
Kimberly-Clark Corp. 12,591 1,628,646
Lamb Weston Holdings, Inc. 5,526 588,685
Maravai LifeSciences Holdings, Inc.
Class A * 2,487 21,562
MarketAxess Holdings, Inc. 1,429 313,308
Masimo Corp. * 1,792 263,155
McKesson Corp. 1,998 1,072,626
Medpace Holdings, Inc. * 929 375,455
Merck & Co., Inc. 18,329 2,418,512
Molina Healthcare, Inc. * 1,255 515,592
Monster Beverage Corp. * 29,569 1,752,850
Moody's Corp. 5,672 2,229,266
Morningstar, Inc. 1,003 309,295
Natera, Inc. * 4,493 410,930
Neurocrine Biosciences, Inc. * 3,798 523,820
Novocure Ltd. * 4,004 62,583
Paylocity Holding Corp. * 1,625 279,273
PayPal Holdings, Inc. * 38,482 2,577,909
Penumbra, Inc. * 1,480 330,306
PepsiCo, Inc. 37,507 6,564,100
Performance Food Group Co. * 2,771 206,827
Procter & Gamble Co. 17,405 2,823,961
Quanta Services, Inc. 1,472 382,426
RB Global, Inc. (Canada)  5,429 413,527
Regeneron Pharmaceuticals, Inc. * 272 261,797
Repligen Corp. * 964 177,299
ResMed, Inc. 5,677 1,124,216
Roivant Sciences Ltd. * 13,654 143,913
Rollins, Inc. 9,928 459,369
S&P Global, Inc. 1,057 449,701
Sarepta Therapeutics, Inc. * 3,561 461,007
Service Corp. International 2,118 157,177
Shift4 Payments, Inc. Class A * 2,119 140,002
Shockwave Medical, Inc. * 1,394 453,928
Sotera Health Co. * 2,714 32,595
Stryker Corp. 3,567 1,276,522
Sysco Corp. 19,613 1,592,183
Tandem Diabetes Care, Inc. * 340 12,039
Thermo Fisher Scientific, Inc. 9,363 5,441,869
Toast, Inc. Class A * 13,570 338,164
U-Haul Holding Co. 1,297 86,484
Ultragenyx Pharmaceutical, Inc. * 2,749 128,351
United Rentals, Inc. 556 400,937
UnitedHealth Group, Inc. 30,801 15,237,255
Valvoline, Inc. * 1,052 46,888
Verisk Analytics, Inc. 5,653 1,332,582
Vertex Pharmaceuticals, Inc. * 9,287 3,882,059
Waters Corp. * 2,301 792,073
West Pharmaceutical Services, Inc. 2,907 1,150,329
WEX, Inc. * 766 181,948
WillScot Mobile Mini Holdings Corp. * 1,938 90,117
Zoetis, Inc. 18,225 3,083,852
153,696,158
Energy - 0.5%
spacing
Antero Midstream Corp. 4,428 62,258
APA Corp. 10,658 366,422
Cheniere Energy, Inc. 9,511 1,533,934

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Enphase Energy, Inc. * 5,243 $ 634,298
Halliburton Co. 6,835 269,436
Hess Corp. 6,162 940,568
New Fortress Energy, Inc. 2,391 73,141
ONEOK, Inc. 1,414 113,360
Ovintiv, Inc. 4,737 245,850
Targa Resources Corp. 8,838 989,767
Texas Pacific Land Corp. 723 418,263
5,647,297
Financial - 6.0%
spacing
American Express Co. 7,564 1,722,247
American Tower Corp. REIT 18,342 3,624,196
Ameriprise Financial, Inc. 3,945 1,729,646
Apollo Global Management, Inc. 20,450 2,299,602
Arch Capital Group Ltd. * 1,903 175,913
ARES Management Corp. Class A  6,563 872,748
Arthur J Gallagher & Co. 464 116,018
Blackstone, Inc. 28,072 3,687,819
Blue Owl Capital, Inc. 2,604 49,111
Brighthouse Financial, Inc. * 553 28,502
Brown & Brown, Inc. 3,591 314,356
Crown Castle, Inc. REIT 1,756 185,837
Equinix, Inc. REIT 1,863 1,537,590
Equitable Holdings, Inc. 13,382 508,650
Equity LifeStyle Properties, Inc. REIT 2,179 140,328
Everest Group Ltd. 223 88,642
First Citizens BancShares, Inc. Class A  46 75,210
Houlihan Lokey, Inc. 272 34,868
Iron Mountain, Inc. REIT 5,630 451,582
Kinsale Capital Group, Inc. 863 452,851
KKR & Co., Inc. 6,419 645,623
Lamar Advertising Co. Class A REIT 2,614 312,138
Lincoln National Corp. 615 19,637
LPL Financial Holdings, Inc. 3,031 800,790
Marsh & McLennan Cos., Inc. 15,608 3,214,936
Mastercard, Inc. Class A  32,714 15,754,081
NU Holdings Ltd. Class A * (Brazil)  64,859 773,768
Primerica, Inc. 909 229,941
Progressive Corp. 17,243 3,566,197
Public Storage REIT 3,562 1,033,194
RenaissanceRe Holdings Ltd. (Bermuda)  509 119,630
RLI Corp. 348 51,667
Rocket Cos., Inc. Class A * 2,998 43,621
Ryan Specialty Holdings, Inc. 3,700 205,350
SBA Communications Corp. REIT 424 91,881
Simon Property Group, Inc. REIT 2,795 437,389
SLM Corp. 3,715 80,950
Sun Communities, Inc. REIT 1,048 134,752
TPG, Inc. 844 37,727
Tradeweb Markets, Inc. Class A  1,557 162,193
UDR, Inc. REIT 719 26,898
Visa, Inc. Class A  62,850 17,540,178
Western Union Co. 1,203 16,818
Willis Towers Watson PLC 521 143,275
XP, Inc. Class A (Brazil)  1,078 27,661
63,566,011
Industrial - 3.7%
spacing
Advanced Drainage Systems, Inc. 2,642 455,058
Allegion PLC 3,207 432,015
Amphenol Corp. Class A  11,594 1,337,368
AO Smith Corp. 514 45,982
Ardagh Metal Packaging SA 7,049 24,178
a Shares Value
Armstrong World Industries, Inc. 511 $ 63,476
Axon Enterprise, Inc. * 2,751 860,733
Boeing Co. * 2,981 575,303
BWX Technologies, Inc. 611 62,701
Caterpillar, Inc. 15,077 5,524,665
CH Robinson Worldwide, Inc. 3,390 258,115
ChargePoint Holdings, Inc. * 11,757 22,338
CSX Corp. 8,758 324,659
Deere & Co. 9,492 3,898,744
Donaldson Co., Inc. 1,965 146,746
Eagle Materials, Inc. 911 247,564
EMCOR Group, Inc. 634 222,027
Expeditors International of Washington, Inc. 812 98,715
Graco, Inc. 2,649 247,576
Graphic Packaging Holding Co. 6,266 182,842
HEICO Corp. 1,605 306,555
HEICO Corp. Class A  2,900 446,426
Honeywell International, Inc. 3,325 682,456
Hubbell, Inc. 951 394,713
IDEX Corp. 240 58,565
Illinois Tool Works, Inc. 9,580 2,570,601
Jabil, Inc. 3,202 428,908
JB Hunt Transport Services, Inc. 634 126,325
Keysight Technologies, Inc. * 1,755 274,447
Landstar System, Inc. 1,195 230,348
Lincoln Electric Holdings, Inc. 2,087 533,103
Lockheed Martin Corp. 8,501 3,866,850
Mettler-Toledo International, Inc. * 843 1,122,277
MSA Safety, Inc. 244 47,236
Northrop Grumman Corp. 319 152,693
Old Dominion Freight Line, Inc. 7,298 1,600,524
Otis Worldwide Corp. 954 94,704
Rockwell Automation, Inc. 4,545 1,324,095
Saia, Inc. * 114 66,690
Sealed Air Corp. 3,110 115,692
Spirit AeroSystems Holdings, Inc. Class A * 421 15,185
Tetra Tech, Inc. 375 69,266
TopBuild Corp. * 81 35,699
Toro Co. 4,087 374,492
Trane Technologies PLC 2,652 796,130
TransDigm Group, Inc. 350 431,060
Trex Co., Inc. * 4,238 422,741
Union Pacific Corp. 10,249 2,520,537
United Parcel Service, Inc. Class B  7,922 1,177,447
Universal Display Corp. 826 139,140
Valmont Industries, Inc. 44 10,044
Vertiv Holdings Co. 923 75,381
Vontier Corp. 2,057 93,306
Vulcan Materials Co. 1,134 309,491
Waste Management, Inc. 14,382 3,065,523
Xylem, Inc. 1,104 142,681
39,152,136
Technology - 42.4%
spacing
Accenture PLC Class A  24,896 8,629,203
Adobe, Inc. * 17,790 8,976,834
Advanced Micro Devices, Inc. * 35,935 6,485,908
Allegro MicroSystems, Inc. * (Japan)  2,782 75,003
ANSYS, Inc. * 2,864 994,266
Apple, Inc. 574,628 98,537,209
Applied Materials, Inc. 27,818 5,736,906
AppLovin Corp. Class A * 2,289 158,445
Atlassian Corp. Class A * 6,129 1,195,829
Autodesk, Inc. * 8,422 2,193,257

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Bentley Systems, Inc. Class B  6,979 $ 364,443
Broadcom, Inc. 16,987 22,514,740
Broadridge Financial Solutions, Inc. 3,862 791,169
Cadence Design Systems, Inc. * 10,643 3,312,953
Cloudflare, Inc. Class A * 11,623 1,125,455
Confluent, Inc. Class A * 7,069 215,746
Crowdstrike Holdings, Inc. Class A * 8,387 2,688,788
Datadog, Inc. Class A * 10,822 1,337,599
Dayforce, Inc. * 496 32,840
DocuSign, Inc. * 7,827 466,098
DoubleVerify Holdings, Inc. * 5,252 184,660
Doximity, Inc. Class A * 2,096 56,403
Dropbox, Inc. Class A * 9,336 226,865
Dynatrace, Inc. * 10,164 472,016
Elastic NV * 3,272 327,985
Entegris, Inc. 304 42,724
EPAM Systems, Inc. * 2,170 599,267
Fair Isaac Corp. * 956 1,194,627
Fiserv, Inc. * 6,429 1,027,483
Five9, Inc. * 2,930 181,982
Fortinet, Inc. * 25,334 1,730,566
Genpact Ltd. 1,746 57,531
Gitlab, Inc. Class A * 3,642 212,401
Globant SA * 1,584 319,810
HashiCorp, Inc. Class A * 2,484 66,944
HP, Inc. 6,645 200,812
HubSpot, Inc. * 1,794 1,124,049
Intuit, Inc. 10,763 6,995,950
Jack Henry & Associates, Inc. 876 152,187
KBR, Inc. 1,925 122,546
KLA Corp. 5,327 3,721,282
Lam Research Corp. 4,910 4,770,409
Lattice Semiconductor Corp. * 5,359 419,235
Manhattan Associates, Inc. * 2,485 621,822
Microchip Technology, Inc. 14,827 1,330,130
Microsoft Corp. 293,236 123,370,250
MongoDB, Inc. * 2,641 947,168
Monolithic Power Systems, Inc. 1,818 1,231,550
MSCI, Inc. 1,492 836,191
nCino, Inc. * 506 18,914
NetApp, Inc. 3,299 346,296
Nutanix, Inc. Class A * 2,183 134,735
NVIDIA Corp. 93,622 84,593,094
Oracle Corp. 24,961 3,135,351
Palantir Technologies, Inc. Class A * 75,682 1,741,443
Paychex, Inc. 12,804 1,572,331
Paycom Software, Inc. 2,029 403,791
Paycor HCM, Inc. * 1,065 20,704
Pegasystems, Inc. 1,787 115,512
Procore Technologies, Inc. * 3,044 250,125
PTC, Inc. * 2,355 444,954
Pure Storage, Inc. Class A * 8,737 454,237
QUALCOMM, Inc. 38,330 6,489,269
RingCentral, Inc. Class A * 3,103 107,798
ROBLOX Corp. Class A * 18,716 714,577
Salesforce, Inc. 27,803 8,373,708
SentinelOne, Inc. Class A * 986 22,984
ServiceNow, Inc. * 8,022 6,115,973
Smartsheet, Inc. Class A * 5,455 210,018
Snowflake, Inc. Class A * 12,303 1,988,165
Synopsys, Inc. * 5,983 3,419,284
Teradata Corp. * 3,877 149,924
Teradyne, Inc. 5,006 564,827
Texas Instruments, Inc. 14,547 2,534,233
a Shares Value
Twilio, Inc. Class A * 1,092 $ 66,776
Tyler Technologies, Inc. * 1,263 536,788
UiPath, Inc. Class A * 11,617 263,357
Unity Software, Inc. * 4,420 118,014
Veeva Systems, Inc. Class A * 5,703 1,321,328
Workday, Inc. Class A * 7,863 2,144,633
Zebra Technologies Corp. Class A * 360 108,518
ZoomInfo Technologies, Inc. * 6,307 101,101
Zscaler, Inc. * 3,572 688,074
447,648,372
Utilities - 0.1%
spacing
AES Corp. 15,420 276,481
Vistra Corp. 4,272 297,545
574,026
Total Common Stocks
    (Cost $702,531,329) 1,035,155,600
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 1000 Growth 47,777 16,103,238
a
Total Exchange-Traded Funds
    (Cost $14,997,320) 16,103,238
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $5,797,674; collateralized by U.S.
Treasury Bonds: 2.000% due 01/15/26
and value $5,910,513) $ 5,794,487 5,794,487
Total Short-Term Investments
(Cost $5,794,487) 5,794,487
TOTAL INVESTMENTS - 100.0%
(Cost $723,323,136) 1,057,053,325
DERIVATIVES - 0.0% 142,748
OTHER ASSETS & LIABILITIES, NET - (0.0%) (159,078)
NET ASSETS - 100.0% $ 1,057,036,995

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 06/24 14 $ 5,055,599 $ 5,173,000 $ 117,401
CME E-Mini Standard & Poor's 500 Index 06/24 4 1,036,353 1,061,700 25,347
Total Futures Contracts $ 142,748
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,035,155,600 $ 1,035,155,600 $ – $ –
Exchange-Traded Funds 16,103,238 16,103,238 – –
Short-Term Investments 5,794,487 – 5,794,487 –
Derivatives:
Equity Contracts
Futures 142,748 142,748 – –
Total $ 1,057,196,073 $ 1,051,401,586 $ 5,794,487 $ –

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 97.9%
Basic Materials - 3.6%
spacing
Air Products & Chemicals, Inc. 10,516 $ 2,547,711
Albemarle Corp. 5,510 725,887
Alcoa Corp. 8,344 281,944
Ashland, Inc. 2,408 234,467
Axalta Coating Systems Ltd. * 8,991 309,200
Celanese Corp. 4,729 812,726
CF Industries Holdings, Inc. 9,203 765,782
Chemours Co. 6,721 176,493
Cleveland-Cliffs, Inc. * 23,133 526,044
Dow, Inc. 33,593 1,946,042
DuPont de Nemours, Inc. 20,417 1,565,371
Eastman Chemical Co. 5,533 554,517
Ecolab, Inc. 2,634 608,191
Element Solutions, Inc. 10,395 259,667
FMC Corp. 5,074 323,214
Freeport-McMoRan, Inc. 67,783 3,187,157
Huntsman Corp. 8,410 218,912
International Flavors & Fragrances, Inc. 12,145 1,044,349
International Paper Co. 16,537 645,274
Linde PLC 20,853 9,682,465
LyondellBasell Industries NV Class A  12,377 1,265,920
Mosaic Co. 15,860 514,816
MP Materials Corp. * 5,235 74,860
NewMarket Corp. 317 201,175
Newmont Corp. 54,763 1,962,706
Nucor Corp. 11,659 2,307,316
Olin Corp. 5,951 349,919
PPG Industries, Inc. 8,212 1,189,919
Reliance, Inc. 2,665 890,590
Royal Gold, Inc. 3,209 390,888
RPM International, Inc. 4,876 580,000
Sherwin-Williams Co. 1,903 660,969
SSR Mining, Inc. (Canada)  10,078 44,948
Steel Dynamics, Inc. 7,231 1,071,851
U.S. Steel Corp. 10,526 429,250
Westlake Corp. 1,546 236,229
38,586,769
Communications - 5.8%
spacing
AT&T, Inc. 339,975 5,983,560
Cable One, Inc. 264 111,706
CDW Corp. 395 101,033
Ciena Corp. * 6,996 345,952
Cisco Systems, Inc. 192,562 9,610,769
Comcast Corp. Class A  187,068 8,109,398
Corning, Inc. 36,387 1,199,315
DoorDash, Inc. Class A * 3,253 448,003
eBay, Inc. 23,101 1,219,271
Etsy, Inc. * 2,287 157,163
Expedia Group, Inc. * 1,741 239,823
F5, Inc. * 2,742 519,856
Fox Corp. Class A  11,987 374,833
Fox Corp. Class B  6,637 189,951
Frontier Communications Parent, Inc. * 11,274 276,213
GCI Liberty, Inc. (Escrow) * ± Ω 4,340 –
Gen Digital, Inc. 22,249 498,378
GoDaddy, Inc. Class A * 2,525 299,667
IAC, Inc. * 3,777 201,465
Interpublic Group of Cos., Inc. 17,980 586,687
Juniper Networks, Inc. 14,880 551,453
Liberty Broadband Corp. Class A * 516 29,474
a Shares Value
Liberty Broadband Corp. Class C * 4,620 $ 264,403
Liberty Media Corp. - Liberty Formula One
Class A * 1,224 71,898
Liberty Media Corp. - Liberty Formula One
Class C * 8,965 588,104
Liberty Media Corp. - Liberty SiriusXM
Class A * 3,738 111,019
Liberty Media Corp. - Liberty SiriusXM
Class C * 6,718 199,592
Match Group, Inc. * 884 32,071
Motorola Solutions, Inc. 666 236,417
New York Times Co. Class A  7,725 333,874
News Corp. Class A  18,282 478,623
News Corp. Class B  5,501 148,857
Nexstar Media Group, Inc. 948 163,331
Okta, Inc. * 6,790 710,370
Omnicom Group, Inc. 9,335 903,255
Paramount Global Class A  114 2,489
Paramount Global Class B  27,940 328,854
Robinhood Markets, Inc. Class A * 29,662 597,096
Roku, Inc. * 5,122 333,801
Sirius XM Holdings, Inc. 32,782 127,194
T-Mobile U.S., Inc. 23,239 3,793,069
TripAdvisor, Inc. * 4,923 136,810
VeriSign, Inc. * 4,068 770,927
Verizon Communications, Inc. 199,841 8,385,328
Viasat, Inc. * 5,523 99,911
Walt Disney Co. 86,839 10,625,620
Warner Bros Discovery, Inc. * 104,932 916,056
Wayfair, Inc. Class A * 2,691 182,665
Zillow Group, Inc. Class A * 2,529 121,038
Zillow Group, Inc. Class C * 7,276 354,923
62,071,565
Consumer, Cyclical - 7.2%
spacing
Advance Auto Parts, Inc. 2,834 241,145
Alaska Air Group, Inc. * 5,972 256,736
Allison Transmission Holdings, Inc. 3,780 306,785
AMC Entertainment Holdings, Inc. Class A * 9,637 35,850
American Airlines Group, Inc. * 19,012 291,834
Aptiv PLC * 12,890 1,026,688
Aramark 12,340 401,297
AutoNation, Inc. * 1,320 218,566
AutoZone, Inc. * 131 412,866
Bath & Body Works, Inc. 10,432 521,809
Best Buy Co., Inc. 7,725 633,682
Birkenstock Holding PLC * (Luxembourg)  1,033 48,809
BJ's Wholesale Club Holdings, Inc. * 4,348 328,926
BorgWarner, Inc. 10,716 372,274
Boyd Gaming Corp. 3,353 225,724
Brunswick Corp. 3,100 299,212
Caesars Entertainment, Inc. * 5,494 240,308
Capri Holdings Ltd. * 5,094 230,758
CarMax, Inc. * 6,949 605,327
Carnival Corp. * 46,768 764,189
Carter's, Inc. 1,865 157,928
Casey's General Stores, Inc. 1,490 474,491
Cava Group, Inc. * 515 36,076
Columbia Sportswear Co. 1,607 130,456
Core & Main, Inc. Class A * 7,937 454,393
Cummins, Inc. 6,465 1,904,912
Darden Restaurants, Inc. 3,068 512,816
Delta Air Lines, Inc. 29,155 1,395,650
Dick's Sporting Goods, Inc. 2,417 543,487

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Dolby Laboratories, Inc. Class A  2,900 $ 242,933
Dollar Tree, Inc. * 9,748 1,297,946
DR Horton, Inc. 14,368 2,364,254
Fastenal Co. 6,779 522,932
Ferguson PLC 9,251 2,020,696
Ford Motor Co. 186,293 2,473,971
Freshpet, Inc. * 1,390 161,045
GameStop Corp. Class A * 12,964 162,309
Gap, Inc. 9,067 249,796
General Motors Co. 54,676 2,479,557
Gentex Corp. 11,246 406,206
Genuine Parts Co. 6,674 1,034,003
Harley-Davidson, Inc. 6,202 271,275
Hasbro, Inc. 6,328 357,659
Hilton Worldwide Holdings, Inc. 6,409 1,367,104
Hyatt Hotels Corp. Class A  2,023 322,911
Kohl's Corp. 5,646 164,581
Las Vegas Sands Corp. 1,133 58,576
Lear Corp. 2,844 412,039
Leggett & Platt, Inc. 5,931 113,579
Lennar Corp. Class A  11,497 1,977,254
Lennar Corp. Class B  706 108,851
Liberty Media Corp. - Liberty Live Class A * 986 41,757
Liberty Media Corp. - Liberty Live Class C * 2,334 102,276
Lithia Motors, Inc. 1,253 376,978
Live Nation Entertainment, Inc. * 5,793 612,726
LKQ Corp. 12,481 666,610
Lowe's Cos., Inc. 7,374 1,878,379
Lucid Group, Inc. * 37,502 106,881
Macy's, Inc. 12,793 255,732
Madison Square Garden Sports Corp. * 936 172,711
Marriott Vacations Worldwide Corp. 1,712 184,434
Mattel, Inc. * 16,358 324,052
McDonald's Corp. 20,329 5,731,762
MGM Resorts International * 12,997 613,588
MSC Industrial Direct Co., Inc. Class A  2,070 200,873
Murphy USA, Inc. 73 30,602
Newell Brands, Inc. 17,427 139,939
NIKE, Inc. Class B  26,052 2,448,367
Nordstrom, Inc. 5,743 116,411
Norwegian Cruise Line Holdings Ltd. * 15,040 314,787
NVR, Inc. * 126 1,020,595
Ollie's Bargain Outlet Holdings, Inc. * 2,106 167,574
O'Reilly Automotive, Inc. * 437 493,321
PACCAR, Inc. 24,315 3,012,385
Penn Entertainment, Inc. * 6,909 125,813
Penske Automotive Group, Inc. 1,011 163,772
Petco Health & Wellness Co., Inc. * 4,181 9,533
Phinia, Inc. 2,299 88,351
Planet Fitness, Inc. Class A * 2,244 140,542
Polaris, Inc. 2,199 220,164
PulteGroup, Inc. 10,141 1,223,207
PVH Corp. 2,921 410,722
QuantumScape Corp. * 15,218 95,721
Ralph Lauren Corp. 1,879 352,801
RH * 618 215,225
Rivian Automotive, Inc. Class A * 32,928 360,562
Ross Stores, Inc. 1,133 166,279
Royal Caribbean Cruises Ltd. * 7,778 1,081,220
SiteOne Landscape Supply, Inc. * 1,376 240,181
Skechers USA, Inc. Class A * 5,971 365,783
Southwest Airlines Co. 28,276 825,376
Tapestry, Inc. 9,984 474,040
Tempur Sealy International, Inc. 6,201 352,341
a Shares Value
Thor Industries, Inc. 2,488 $ 291,942
Toll Brothers, Inc. 4,924 637,018
Travel & Leisure Co. 2,141 104,823
Under Armour, Inc. Class A * 9,235 68,154
Under Armour, Inc. Class C * 9,903 70,707
United Airlines Holdings, Inc. * 15,299 732,516
Vail Resorts, Inc. 1,556 346,723
VF Corp. 16,672 255,748
Victoria's Secret, Inc. * 2,342 45,388
Walgreens Boots Alliance, Inc. 33,709 731,148
Walmart, Inc. 203,345 12,235,269
Watsco, Inc. 1,186 512,316
WESCO International, Inc. 2,091 358,146
Whirlpool Corp. 2,591 309,961
Williams-Sonoma, Inc. 2,663 845,582
Wyndham Hotels & Resorts, Inc. 3,560 273,230
Wynn Resorts Ltd. 4,732 483,752
Yum! Brands, Inc. 1,723 238,894
76,108,161
Consumer, Non-Cyclical - 22.2%
spacing
Abbott Laboratories 77,025 8,754,662
Acadia Healthcare Co., Inc. * 4,259 337,398
ADT, Inc. 8,416 56,556
Affirm Holdings, Inc. * 10,454 389,516
Agilent Technologies, Inc. 2,585 376,143
agilon health, Inc. * 1,043 6,362
Albertsons Cos., Inc. Class A  17,702 379,531
Alnylam Pharmaceuticals, Inc. * 1,247 186,364
Altria Group, Inc. 84,816 3,699,674
Amedisys, Inc. * 1,500 138,240
Amgen, Inc. 8,179 2,325,453
Archer-Daniels-Midland Co. 25,264 1,586,832
Automatic Data Processing, Inc. 2,831 707,014
Avantor, Inc. * 31,865 814,788
Avery Dennison Corp. 2,573 574,422
Avis Budget Group, Inc. 675 82,660
Azenta, Inc. * 2,413 145,456
Baxter International, Inc. 24,079 1,029,136
Becton Dickinson & Co. 13,751 3,402,685
Bio-Rad Laboratories, Inc. Class A * 958 331,343
Bio-Techne Corp. 447 31,464
Biogen, Inc. * 6,781 1,462,187
BioMarin Pharmaceutical, Inc. * 7,737 675,750
Block, Inc. * 16,513 1,396,670
Boston Scientific Corp. * 69,453 4,756,836
Bright Horizons Family Solutions, Inc. * 2,273 257,667
Bristol-Myers Squibb Co. 96,685 5,243,228
Brown-Forman Corp. Class A  431 22,821
Brown-Forman Corp. Class B  1,907 98,439
Bunge Global SA 7,036 721,331
Campbell Soup Co. 9,456 420,319
Cardinal Health, Inc. 5,777 646,446
Catalent, Inc. * 8,423 475,478
Centene Corp. * 25,192 1,977,068
Certara, Inc. * 3,835 68,570
Charles River Laboratories International,
Inc. * 2,434 659,492
Chemed Corp. 210 134,805
Church & Dwight Co., Inc. 1,279 133,412
Cigna Group 12,647 4,593,264
Cintas Corp. 431 296,110
Clarivate PLC * 22,630 168,141
Coca-Cola Co. 93,215 5,702,894

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Colgate-Palmolive Co. 38,967 $ 3,508,978
Conagra Brands, Inc. 22,260 659,786
Constellation Brands, Inc. Class A  6,842 1,859,382
Cooper Cos., Inc. 9,221 935,563
Corpay, Inc. * 253 78,061
Corteva, Inc. 33,486 1,931,138
CoStar Group, Inc. * 10,938 1,056,611
Coty, Inc. Class A * 18,355 219,526
CVS Health Corp. 60,805 4,849,807
Danaher Corp. 31,254 7,804,749
Darling Ingredients, Inc. * 7,738 359,894
Dentsply Sirona, Inc. 9,838 326,523
Driven Brands Holdings, Inc. * 2,917 46,059
Dun & Bradstreet Holdings, Inc. 14,117 141,735
Elanco Animal Health, Inc. * 24,180 393,650
Elevance Health, Inc. 9,760 5,060,950
Encompass Health Corp. 4,258 351,626
Enovis Corp. * 2,526 157,749
Envista Holdings Corp. * 7,808 166,935
Equifax, Inc. 1,767 472,708
Estee Lauder Cos., Inc. Class A  7,524 1,159,825
Euronet Worldwide, Inc. * 1,193 131,146
Exact Sciences Corp. * 5,566 384,388
Exelixis, Inc. * 4,230 100,378
Flowers Foods, Inc. 8,596 204,155
Fortrea Holdings, Inc. * 4,455 178,824
FTI Consulting, Inc. * 1,344 282,630
GE HealthCare Technologies, Inc. 17,767 1,615,198
General Mills, Inc. 26,962 1,886,531
Gilead Sciences, Inc. 59,352 4,347,534
Ginkgo Bioworks Holdings, Inc. * 70,244 81,483
Global Payments, Inc. 12,315 1,646,023
Globus Medical, Inc. Class A * 3,872 207,694
Grand Canyon Education, Inc. * 1,097 149,422
Grocery Outlet Holding Corp. * 4,915 141,454
GXO Logistics, Inc. * 5,384 289,444
H&R Block, Inc. 2,690 132,106
HCA Healthcare, Inc. 7,476 2,493,470
Henry Schein, Inc. * 6,246 471,698
Hershey Co. 1,800 350,100
Hertz Global Holdings, Inc. * 6,768 52,993
Hologic, Inc. * 10,976 855,689
Hormel Foods Corp. 14,022 489,228
Humana, Inc. 3,284 1,138,628
ICON PLC * 3,270 1,098,557
ICU Medical, Inc. * 1,018 109,252
Illumina, Inc. * 5,217 716,398
Incyte Corp. * 2,431 138,494
Ingredion, Inc. 3,143 367,260
Integra LifeSciences Holdings Corp. * 3,143 111,419
Ionis Pharmaceuticals, Inc. * 1,095 47,468
IQVIA Holdings, Inc. * 678 171,459
J M Smucker Co. 4,788 602,666
Jazz Pharmaceuticals PLC * 1,492 179,667
Johnson & Johnson 114,446 18,104,213
Kellanova 12,215 699,797
Kenvue, Inc. 54,695 1,173,755
Keurig Dr Pepper, Inc. 45,753 1,403,245
Kimberly-Clark Corp. 1,001 129,479
Kraft Heinz Co. 37,684 1,390,540
Kroger Co. 30,814 1,760,404
Laboratory Corp. of America Holdings 3,983 870,126
Lamb Weston Holdings, Inc. 410 43,677
ManpowerGroup, Inc. 2,393 185,793
a Shares Value
McCormick & Co., Inc. 11,882 $ 912,656
McKesson Corp. 3,912 2,100,157
Medtronic PLC 63,074 5,496,899
Merck & Co., Inc. 98,427 12,987,443
Mister Car Wash, Inc. * 1,318 10,214
Moderna, Inc. * 15,666 1,669,369
Molina Healthcare, Inc. * 1,236 507,786
Molson Coors Beverage Co. Class B  8,202 551,585
Mondelez International, Inc. Class A  64,575 4,520,250
Moody's Corp. 626 246,037
Organon & Co. 12,072 226,954
PayPal Holdings, Inc. * 4,922 329,725
PepsiCo, Inc. 20,215 3,537,827
Performance Food Group Co. * 3,689 275,347
Perrigo Co. PLC 5,896 189,792
Pfizer, Inc. 268,320 7,445,880
Philip Morris International, Inc. 73,695 6,751,936
Pilgrim's Pride Corp. * 2,097 71,969
Post Holdings, Inc. * 2,396 254,647
Premier, Inc. Class A  5,460 120,666
Procter & Gamble Co. 90,780 14,729,055
Qiagen NV * 10,683 459,262
Quanta Services, Inc. 5,067 1,316,407
Quest Diagnostics, Inc. 5,258 699,892
QuidelOrtho Corp. * 2,610 125,123
R1 RCM, Inc. * 7,695 99,112
RB Global, Inc. (Canada)  2,149 163,689
Regeneron Pharmaceuticals, Inc. * 4,536 4,365,855
Repligen Corp. * 1,429 262,822
Revvity, Inc. 5,904 619,920
Reynolds Consumer Products, Inc. 2,762 78,883
Robert Half, Inc. 4,944 391,960
Royalty Pharma PLC Class A  17,510 531,779
S&P Global, Inc. 13,795 5,869,083
Seaboard Corp. 11 35,463
Service Corp. International 4,363 323,778
Sotera Health Co. * 2,033 24,416
Spectrum Brands Holdings, Inc. 1,432 127,462
STERIS PLC 4,707 1,058,228
Stryker Corp. 12,584 4,503,436
Tandem Diabetes Care, Inc. * 2,805 99,325
Teladoc Health, Inc. * 7,906 119,381
Teleflex, Inc. 2,276 514,763
Tenet Healthcare Corp. * 4,730 497,170
Thermo Fisher Scientific, Inc. 7,035 4,088,812
TransUnion 9,154 730,489
Tyson Foods, Inc. Class A  13,279 779,876
U-Haul Holding Co. * 403 27,218
U-Haul Holding Co. 3,057 203,841
U.S. Foods Holding Corp. * 10,776 581,581
United Rentals, Inc. 2,570 1,853,253
United Therapeutics Corp. * 2,186 502,168
UnitedHealth Group, Inc. 7,019 3,472,299
Universal Health Services, Inc. Class B  2,834 517,092
Valvoline, Inc. * 4,272 190,403
Vertex Pharmaceuticals, Inc. * 1,024 428,042
Vestis Corp. 5,385 103,769
Viatris, Inc. 57,252 683,589
WEX, Inc. * 1,166 276,960
WillScot Mobile Mini Holdings Corp. * 6,805 316,433
WK Kellogg Co. 3,035 57,058
Zimmer Biomet Holdings, Inc. 9,829 1,297,231
235,075,284

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Energy - 8.0%
spacing
Antero Midstream Corp. 11,365 $ 159,792
Antero Resources Corp. * 12,978 376,362
APA Corp. 4,557 156,670
Baker Hughes Co. 47,400 1,587,900
Chesapeake Energy Corp. 5,929 526,673
Chevron Corp. 81,710 12,888,935
ConocoPhillips 56,895 7,241,596
Coterra Energy, Inc. 35,553 991,218
Devon Energy Corp. 30,129 1,511,873
Diamondback Energy, Inc. 8,506 1,685,634
DTE Midstream LLC 4,426 270,429
EOG Resources, Inc. 27,905 3,567,375
EQT Corp. 16,798 622,702
Exxon Mobil Corp. 189,925 22,076,882
First Solar, Inc. * 5,024 848,051
Halliburton Co. 34,382 1,355,338
Hess Corp. 5,824 888,975
HF Sinclair Corp. 7,585 457,906
Kinder Morgan, Inc. 92,456 1,695,643
Marathon Oil Corp. 27,710 785,301
Marathon Petroleum Corp. 17,462 3,518,593
NOV, Inc. 18,745 365,902
Occidental Petroleum Corp. 32,438 2,108,146
ONEOK, Inc. 25,944 2,079,931
Ovintiv, Inc. 6,799 352,868
Phillips 66 20,880 3,410,539
Pioneer Natural Resources Co. 11,032 2,895,900
Plug Power, Inc. * 26,150 89,956
Range Resources Corp. 11,592 399,113
Schlumberger NV 67,649 3,707,842
Southwestern Energy Co. * 53,662 406,758
Sunrun, Inc. * 10,140 133,645
TechnipFMC PLC (United Kingdom)  20,466 513,901
Valero Energy Corp. 16,090 2,746,402
Williams Cos., Inc. 57,807 2,252,739
84,677,490
Financial - 24.9%
spacing
Affiliated Managers Group, Inc. 1,644 275,321
Aflac, Inc. 27,551 2,365,529
AGNC Investment Corp. REIT 33,181 328,492
Agree Realty Corp. REIT 4,505 257,326
Air Lease Corp. 4,953 254,782
Alexandria Real Estate Equities, Inc. REIT 8,163 1,052,292
Allstate Corp. 12,449 2,153,801
Ally Financial, Inc. 12,565 510,013
American Express Co. 18,511 4,214,770
American Financial Group, Inc. 3,495 476,998
American Homes 4 Rent Class A REIT 16,026 589,436
American International Group, Inc. 33,324 2,604,937
Americold Realty Trust, Inc. REIT 13,079 325,929
Annaly Capital Management, Inc. REIT 24,521 482,819
Aon PLC Class A  9,410 3,140,305
Apartment Income REIT Corp. 7,146 232,031
Arch Capital Group Ltd. * 14,580 1,347,775
Arthur J Gallagher & Co. 9,567 2,392,133
Assurant, Inc. 2,463 463,635
Assured Guaranty Ltd. 2,613 227,984
AvalonBay Communities, Inc. REIT 6,788 1,259,581
Axis Capital Holdings Ltd. 3,533 229,716
Bank of America Corp. 327,235 12,408,751
Bank of New York Mellon Corp. 36,090 2,079,506
a Shares Value
Bank OZK 4,704 $ 213,844
Berkshire Hathaway, Inc. Class B * 86,959 36,567,999
BlackRock, Inc. 7,059 5,885,088
Blue Owl Capital, Inc. 19,141 360,999
BOK Financial Corp. 1,332 122,544
Boston Properties, Inc. REIT 7,597 496,160
Brighthouse Financial, Inc. * 3,012 155,238
Brixmor Property Group, Inc. REIT 14,528 340,682
Brown & Brown, Inc. 6,871 601,487
Camden Property Trust REIT 4,966 488,654
Capital One Financial Corp. 17,919 2,667,960
Carlyle Group, Inc. 10,032 470,601
Cboe Global Markets, Inc. 5,003 919,201
CBRE Group, Inc. Class A * 14,416 1,401,812
Charles Schwab Corp. 70,379 5,091,217
Chubb Ltd. 19,281 4,996,286
Cincinnati Financial Corp. 7,343 911,780
Citigroup, Inc. 90,811 5,742,888
Citizens Financial Group, Inc. 22,316 809,848
CME Group, Inc. 17,048 3,670,264
CNA Financial Corp. 1,353 61,453
Coinbase Global, Inc. Class A * 8,076 2,141,109
Columbia Banking System, Inc. 9,686 187,424
Comerica, Inc. 6,190 340,388
Commerce Bancshares, Inc. 5,599 297,867
Cousins Properties, Inc. REIT 6,745 162,150
Credit Acceptance Corp. * 281 154,986
Crown Castle, Inc. REIT 18,362 1,943,250
CubeSmart REIT 10,833 489,868
Cullen/Frost Bankers, Inc. 2,775 312,382
Digital Realty Trust, Inc. REIT 14,429 2,078,353
Discover Financial Services 11,770 1,542,929
East West Bancorp, Inc. 6,800 537,948
EastGroup Properties, Inc. REIT 2,137 384,168
EPR Properties REIT 3,448 146,368
Equinix, Inc. REIT 2,207 1,821,503
Equity LifeStyle Properties, Inc. REIT 5,569 358,644
Equity Residential REIT 17,797 1,123,169
Essex Property Trust, Inc. REIT 3,004 735,409
Evercore, Inc. Class A  1,715 330,292
Everest Group Ltd. 1,750 695,625
Extra Space Storage, Inc. REIT 9,850 1,447,950
Federal Realty Investment Trust REIT 3,877 395,919
Fidelity National Financial, Inc. 11,883 630,987
Fifth Third Bancorp 32,391 1,205,269
First American Financial Corp. 4,796 292,796
First Citizens BancShares, Inc. Class A  464 758,640
First Hawaiian, Inc. 5,596 122,888
First Horizon Corp. 25,368 390,667
First Industrial Realty Trust, Inc. REIT 6,323 332,210
FNB Corp. 16,363 230,718
Franklin Resources, Inc. 13,757 386,709
Gaming & Leisure Properties, Inc. REIT 12,103 557,585
Globe Life, Inc. 4,054 471,764
Goldman Sachs Group, Inc. 14,979 6,256,579
Hanover Insurance Group, Inc. 1,811 246,604
Hartford Financial Services Group, Inc. 14,011 1,443,834
Healthcare Realty Trust, Inc. REIT 18,231 257,969
Healthpeak Properties, Inc. REIT 33,880 635,250
Highwoods Properties, Inc. REIT 4,691 122,810
Host Hotels & Resorts, Inc. REIT 33,480 692,366
Houlihan Lokey, Inc. 2,313 296,503
Howard Hughes Holdings, Inc. * 1,510 109,656
Huntington Bancshares, Inc. 67,202 937,468

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Interactive Brokers Group, Inc. Class A  4,823 $ 538,777
Intercontinental Exchange, Inc. 26,877 3,693,706
Invesco Ltd. 17,723 294,025
Invitation Homes, Inc. REIT 29,068 1,035,111
Iron Mountain, Inc. REIT 6,915 554,652
Janus Henderson Group PLC 6,375 209,674
Jefferies Financial Group, Inc. 8,920 393,372
Jones Lang LaSalle, Inc. * 2,295 447,732
JPMorgan Chase & Co. 137,079 27,456,924
Kemper Corp. 2,698 167,060
KeyCorp 45,130 713,505
Kilroy Realty Corp. REIT 5,709 207,979
Kimco Realty Corp. REIT 31,899 625,539
KKR & Co., Inc. 23,699 2,383,645
Lamar Advertising Co. Class A REIT 1,002 119,649
Lazard, Inc. 4,956 207,508
Lincoln National Corp. 7,517 240,018
Loews Corp. 8,656 677,678
M&T Bank Corp. 7,894 1,148,103
Markel Group, Inc. * 623 947,882
Marsh & McLennan Cos., Inc. 4,686 965,222
Medical Properties Trust, Inc. REIT 28,477 133,842
MetLife, Inc. 29,595 2,193,285
MGIC Investment Corp. 12,814 286,521
Mid-America Apartment Communities, Inc.
REIT 5,464 718,953
Morgan Stanley 55,543 5,229,929
Nasdaq, Inc. 17,500 1,104,250
National Storage Affiliates Trust REIT 3,750 146,850
NET Lease Office Properties REIT 662 15,756
New York Community Bancorp, Inc. 34,768 111,953
NNN REIT, Inc. 8,749 373,932
Northern Trust Corp. 9,599 853,543
NU Holdings Ltd. Class A * (Brazil)  36,590 436,519
Old Republic International Corp. 12,315 378,317
Omega Healthcare Investors, Inc. REIT 11,293 357,649
OneMain Holdings, Inc. 5,592 285,695
Park Hotels & Resorts, Inc. REIT 9,209 161,065
Pinnacle Financial Partners, Inc. 3,620 310,886
PNC Financial Services Group, Inc. 18,908 3,055,533
Popular, Inc. 3,283 289,199
Primerica, Inc. 641 162,147
Principal Financial Group, Inc. 11,102 958,214
Progressive Corp. 7,041 1,456,220
Prologis, Inc. REIT 43,809 5,704,808
Prosperity Bancshares, Inc. 4,044 266,014
Prudential Financial, Inc. 17,384 2,040,882
Public Storage REIT 3,115 903,537
Raymond James Financial, Inc. 9,026 1,159,119
Rayonier, Inc. REIT 6,985 232,181
Realty Income Corp. REIT 39,350 2,128,835
Regency Centers Corp. REIT 8,369 506,827
Regions Financial Corp. 44,191 929,779
Reinsurance Group of America, Inc. 3,220 621,074
RenaissanceRe Holdings Ltd. (Bermuda)  1,809 425,169
Rexford Industrial Realty, Inc. REIT 10,224 514,267
Rithm Capital Corp. REIT 23,318 260,229
RLI Corp. 1,567 232,652
Rocket Cos., Inc. Class A * 3,602 52,409
SBA Communications Corp. REIT 4,593 995,303
SEI Investments Co. 4,864 349,722
Simon Property Group, Inc. REIT 11,978 1,874,437
SLM Corp. 5,910 128,779
SoFi Technologies, Inc. * 46,453 339,107
a Shares Value
STAG Industrial, Inc. REIT 8,283 $ 318,399
Starwood Property Trust, Inc. REIT 14,206 288,808
State Street Corp. 14,308 1,106,295
Stifel Financial Corp. 4,635 362,318
Sun Communities, Inc. REIT 4,623 594,425
Synchrony Financial 19,172 826,697
Synovus Financial Corp. 6,751 270,445
T Rowe Price Group, Inc. 10,530 1,283,818
TFS Financial Corp. 3,338 41,925
TPG, Inc. 2,293 102,497
Tradeweb Markets, Inc. Class A  3,456 360,012
Travelers Cos., Inc. 10,802 2,485,972
Truist Financial Corp. 63,395 2,471,137
U.S. Bancorp 73,956 3,305,833
UDR, Inc. REIT 14,944 559,055
Unum Group 7,947 426,436
UWM Holdings Corp. 2,320 16,843
Ventas, Inc. REIT 18,913 823,472
VICI Properties, Inc. REIT 49,292 1,468,409
Virtu Financial, Inc. Class A  3,656 75,021
Vornado Realty Trust REIT 8,797 253,090
Voya Financial, Inc. 4,658 344,319
W R Berkley Corp. 9,582 847,432
Webster Financial Corp. 8,233 417,989
Wells Fargo & Co. 171,010 9,911,740
Welltower, Inc. REIT 26,303 2,457,752
Western Alliance Bancorp 4,952 317,869
Western Union Co. 10,616 148,412
Weyerhaeuser Co. REIT 35,030 1,257,927
White Mountains Insurance Group Ltd. 112 200,962
Willis Towers Watson PLC 4,275 1,175,625
Wintrust Financial Corp. 2,827 295,111
WP Carey, Inc. REIT 10,395 586,694
XP, Inc. Class A (Brazil)  14,272 366,220
Zions Bancorp NA 7,044 305,710
263,444,658
Industrial - 13.3%
spacing
3M Co. 26,061 2,764,290
Acuity Brands, Inc. 1,411 379,178
AECOM 6,457 633,303
AGCO Corp. 2,884 354,790
Allegion PLC 331 44,589
Amcor PLC 66,859 635,829
AMETEK, Inc. 10,872 1,988,489
Amphenol Corp. Class A  13,642 1,573,605
AO Smith Corp. 5,144 460,182
AptarGroup, Inc. 2,994 430,807
Ardagh Group SA * Ω 291 1,951
Armstrong World Industries, Inc. 1,595 198,131
Arrow Electronics, Inc. * 2,474 320,284
Avnet, Inc. 4,103 203,427
AZEK Co., Inc. * 6,305 316,637
Ball Corp. 14,620 984,803
Berry Global Group, Inc. 5,686 343,889
Boeing Co. * 23,136 4,465,017
Builders FirstSource, Inc. * 5,756 1,200,414
BWX Technologies, Inc. 3,495 358,657
Carlisle Cos., Inc. 2,258 884,797
Carrier Global Corp. 39,803 2,313,748
Caterpillar, Inc. 6,025 2,207,741
CH Robinson Worldwide, Inc. 1,279 97,383
Clean Harbors, Inc. * 2,476 498,444
CNH Industrial NV 47,922 621,069

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Cognex Corp. 8,178 $ 346,911
Coherent Corp. * 6,065 367,660
Crane Co. 2,200 297,286
Crown Holdings, Inc. 5,018 397,727
CSX Corp. 83,291 3,087,597
Curtiss-Wright Corp. 1,834 469,394
Deere & Co. 823 338,039
Donaldson Co., Inc. 3,565 266,234
Dover Corp. 6,657 1,179,554
Eagle Materials, Inc. 614 166,854
Eaton Corp. PLC 18,910 5,912,779
EMCOR Group, Inc. 1,417 496,233
Emerson Electric Co. 27,098 3,073,455
Esab Corp. 2,669 295,111
Expeditors International of Washington, Inc. 5,937 721,761
FedEx Corp. 11,010 3,190,037
Flowserve Corp. 6,245 285,272
Fortive Corp. 16,591 1,427,158
Fortune Brands Innovations, Inc. 6,013 509,121
Garmin Ltd. 7,291 1,085,411
Gates Industrial Corp. PLC * 7,819 138,474
Generac Holdings, Inc. * 2,857 360,382
General Dynamics Corp. 11,621 3,282,816
General Electric Co. 51,482 9,036,635
Graco, Inc. 4,646 434,215
Graphic Packaging Holding Co. 7,127 207,966
Hayward Holdings, Inc. * 6,274 96,055
HEICO Corp. 148 28,268
HEICO Corp. Class A  439 67,580
Hexcel Corp. 3,983 290,162
Honeywell International, Inc. 27,538 5,652,174
Howmet Aerospace, Inc. 18,138 1,241,183
Hubbell, Inc. 1,380 572,769
Huntington Ingalls Industries, Inc. 1,859 541,843
IDEX Corp. 3,279 800,142
Illinois Tool Works, Inc. 2,596 696,585
Ingersoll Rand, Inc. 19,091 1,812,690
ITT, Inc. 4,002 544,392
Jabil, Inc. 2,155 288,662
Jacobs Solutions, Inc. 5,963 916,692
JB Hunt Transport Services, Inc. 3,170 631,622
Johnson Controls International PLC 32,083 2,095,662
Keysight Technologies, Inc. * 6,074 949,852
Kirby Corp. * 2,735 260,700
Knight-Swift Transportation Holdings, Inc. 7,564 416,171
L3Harris Technologies, Inc. 8,978 1,913,212
Landstar System, Inc. 367 70,743
Lennox International, Inc. 1,548 756,600
Lincoln Electric Holdings, Inc. 183 46,746
Littelfuse, Inc. 1,183 286,700
Louisiana-Pacific Corp. 3,060 256,765
Martin Marietta Materials, Inc. 2,917 1,790,863
Masco Corp. 10,707 844,568
MasTec, Inc. * 3,003 280,030
MDU Resources Group, Inc. 9,133 230,152
Mercury Systems, Inc. * 2,521 74,369
Middleby Corp. * 2,586 415,803
Mohawk Industries, Inc. * 2,487 325,523
MSA Safety, Inc. 1,396 270,252
Nordson Corp. 2,762 758,279
Norfolk Southern Corp. 10,784 2,748,518
Northrop Grumman Corp. 6,333 3,031,354
nVent Electric PLC 7,630 575,302
Old Dominion Freight Line, Inc. 686 150,447
a Shares Value
Oshkosh Corp. 3,080 $ 384,107
Otis Worldwide Corp. 18,441 1,830,638
Owens Corning 4,300 717,240
Packaging Corp. of America 4,235 803,718
Parker-Hannifin Corp. 6,066 3,371,422
Pentair PLC 7,713 658,999
RBC Bearings, Inc. * 1,313 354,970
Regal Rexnord Corp. 3,198 575,960
Republic Services, Inc. 9,790 1,874,198
RTX Corp. 68,289 6,660,226
Ryder System, Inc. 2,051 246,510
Saia, Inc. * 1,124 657,540
Schneider National, Inc. Class B  2,847 64,456
Sealed Air Corp. 3,234 120,305
Sensata Technologies Holding PLC 7,211 264,932
Silgan Holdings, Inc. 3,799 184,479
Snap-on, Inc. 2,449 725,443
Sonoco Products Co. 4,559 263,693
Spirit AeroSystems Holdings, Inc. Class A * 4,719 170,214
Stanley Black & Decker, Inc. 7,359 720,667
Stericycle, Inc. * 4,196 221,339
TD SYNNEX Corp. 2,756 311,704
Teledyne Technologies, Inc. * 2,215 950,944
Tetra Tech, Inc. 2,022 373,484
Textron, Inc. 9,358 897,713
Timken Co. 2,928 255,995
TopBuild Corp. * 1,414 623,192
Trane Technologies PLC 7,648 2,295,930
TransDigm Group, Inc. 2,085 2,567,886
Trimble, Inc. * 11,806 759,834
Union Pacific Corp. 16,557 4,071,863
United Parcel Service, Inc. Class B  24,863 3,695,388
Universal Display Corp. 1,289 217,132
Valmont Industries, Inc. 940 214,583
Veralto Corp. 10,424 924,192
Vertiv Holdings Co. 15,123 1,235,095
Vontier Corp. 5,186 235,237
Vulcan Materials Co. 4,951 1,351,227
Waste Management, Inc. 1,912 407,543
Westinghouse Air Brake Technologies Corp. 8,526 1,242,068
Westrock Co. 12,171 601,856
Woodward, Inc. 2,836 437,084
XPO, Inc. * 5,442 664,087
Xylem, Inc. 10,006 1,293,175
140,883,234
Technology - 8.3%
spacing
Advanced Micro Devices, Inc. * 32,807 5,921,335
Akamai Technologies, Inc. * 6,987 759,906
Amdocs Ltd. 5,429 490,619
Analog Devices, Inc. 23,648 4,677,338
ANSYS, Inc. * 765 265,577
Applied Materials, Inc. 6,092 1,256,353
AppLovin Corp. Class A * 6,829 472,703
Aspen Technology, Inc. * 1,278 272,572
Bentley Systems, Inc. Class B  706 36,867
BILL Holdings, Inc. * 4,892 336,178
Broadridge Financial Solutions, Inc. 968 198,305
CACI International, Inc. Class A * 1,032 390,953
CCC Intelligent Solutions Holdings, Inc. * 16,064 192,125
Cirrus Logic, Inc. * 2,546 235,658
Cognizant Technology Solutions Corp.
Class A  23,824 1,746,061
Concentrix Corp. 2,290 151,644

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Crane NXT Co. 2,469 $ 152,831
Dayforce, Inc. * 6,368 421,625
Doximity, Inc. Class A * 3,268 87,942
Dropbox, Inc. Class A * 1,160 28,188
DXC Technology Co. * 9,669 205,080
Electronic Arts, Inc. 12,955 1,718,740
Entegris, Inc. 6,719 944,288
Fidelity National Information Services, Inc. 27,979 2,075,482
Fiserv, Inc. * 20,610 3,293,890
Genpact Ltd. 5,996 197,568
GLOBALFOUNDRIES, Inc. * 3,948 205,730
Guidewire Software, Inc. * 3,884 453,302
HashiCorp, Inc. Class A * 1,477 39,805
Hewlett Packard Enterprise Co. 61,692 1,093,799
HP, Inc. 32,698 988,134
Informatica, Inc. Class A * 1,890 66,150
Intel Corp. 200,385 8,851,005
International Business Machines Corp. 43,148 8,239,542
IPG Photonics Corp. * 1,509 136,851
Jack Henry & Associates, Inc. 2,347 407,744
KBR, Inc. 3,921 249,611
Kyndryl Holdings, Inc. * 10,732 233,528
Lam Research Corp. 326 316,732
Leidos Holdings, Inc. 6,452 845,793
Lumentum Holdings, Inc. * 3,223 152,609
Marvell Technology, Inc. 40,533 2,872,979
Microchip Technology, Inc. 7,126 639,274
Micron Technology, Inc. 51,896 6,118,019
MKS Instruments, Inc. 3,074 408,842
MSCI, Inc. 1,832 1,026,744
nCino, Inc. * 3,329 124,438
NCR Atleos Corp. * 2,801 55,320
NCR Voyix Corp. * 5,603 70,766
NetApp, Inc. 5,816 610,506
Nutanix, Inc. Class A * 8,578 529,434
ON Semiconductor Corp. * 20,329 1,495,198
Oracle Corp. 43,152 5,420,323
Paycor HCM, Inc. * 1,507 29,296
PTC, Inc. * 2,611 493,322
Pure Storage, Inc. Class A * 3,086 160,441
Qorvo, Inc. * 4,574 525,232
QUALCOMM, Inc. 6,814 1,153,610
Roper Technologies, Inc. 5,018 2,814,295
Salesforce, Inc. 10,933 3,292,801
Science Applications International Corp. 2,407 313,849
SentinelOne, Inc. Class A * 9,963 232,238
Skyworks Solutions, Inc. 7,511 813,592
SS&C Technologies Holdings, Inc. 10,472 674,083
Take-Two Interactive Software, Inc. * 7,890 1,171,586
Teradyne, Inc. 1,311 147,920
Texas Instruments, Inc. 25,519 4,445,665
Twilio, Inc. Class A * 6,683 408,666
Tyler Technologies, Inc. * 511 217,180
UiPath, Inc. Class A * 4,406 99,884
Unity Software, Inc. * 8,089 215,976
Western Digital Corp. * 15,183 1,036,088
Wolfspeed, Inc. * 5,947 175,437
Zebra Technologies Corp. Class A * 2,016 607,703
Zoom Video Communications, Inc.
Class A * 12,402 810,719
ZoomInfo Technologies, Inc. * 7,585 121,588
88,143,177
a Shares Value
Utilities - 4.6%
spacing
AES Corp. 13,082 $ 234,560
Alliant Energy Corp. 12,412 625,565
Ameren Corp. 12,420 918,583
American Electric Power Co., Inc. 24,913 2,145,009
American Water Works Co., Inc. 9,306 1,137,286
Atmos Energy Corp. 7,068 840,173
Avangrid, Inc. 3,279 119,487
Brookfield Renewable Corp. Class A  5,778 141,965
CenterPoint Energy, Inc. 29,876 851,167
Clearway Energy, Inc. Class A  1,745 37,535
Clearway Energy, Inc. Class C  4,123 95,035
CMS Energy Corp. 13,740 829,072
Consolidated Edison, Inc. 16,318 1,481,838
Constellation Energy Corp. 15,238 2,816,744
Dominion Energy, Inc. 39,683 1,952,007
DTE Energy Co. 9,824 1,101,663
Duke Energy Corp. 36,601 3,539,683
Edison International 18,094 1,279,789
Entergy Corp. 10,086 1,065,888
Essential Utilities, Inc. 12,051 446,490
Evergy, Inc. 10,461 558,408
Eversource Energy 16,580 990,987
Exelon Corp. 47,189 1,772,891
FirstEnergy Corp. 25,906 1,000,490
Hawaiian Electric Industries, Inc. 5,387 60,712
IDACORP, Inc. 2,342 217,548
National Fuel Gas Co. 4,477 240,504
NextEra Energy, Inc. 97,216 6,213,075
NiSource, Inc. 20,026 553,919
NRG Energy, Inc. 10,444 706,954
OGE Energy Corp. 9,600 329,280
PG&E Corp. 96,089 1,610,452
Pinnacle West Capital Corp. 5,484 409,819
PPL Corp. 35,082 965,807
Public Service Enterprise Group, Inc. 23,396 1,562,385
Sempra 30,104 2,162,370
Southern Co. 51,743 3,712,043
UGI Corp. 9,820 240,983
Vistra Corp. 11,887 827,930
WEC Energy Group, Inc. 15,134 1,242,804
Xcel Energy, Inc. 25,864 1,390,190
48,429,090
Total Common Stocks
    (Cost $822,715,118) 1,037,419,428
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 1000 Value 90,334 16,179,723
a
Total Exchange-Traded Funds
    (Cost $15,499,542) 16,179,723

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $1,951 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $5,262,798; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $5,365,104) $ 5,259,905 $ 5,259,905
Total Short-Term Investments
(Cost $5,259,905) 5,259,905
TOTAL INVESTMENTS - 99.9%
(Cost $843,474,565) 1,058,859,056
DERIVATIVES - 0.0% 202,183
OTHER ASSETS & LIABILITIES, NET - 0.1% 540,331
NET ASSETS - 100.0% $ 1,059,601,570
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/24 11 $ 2,851,448 $ 2,919,675 $ 68,227
CME E-Mini Standard & Poor's MidCap 400 Index 06/24 12 3,558,924 3,692,880 133,956
Total Futures Contracts $ 202,183
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 38,586,769 $ 38,586,769 $ – $ –
Communications 62,071,565 62,071,565 – –
Consumer, Cyclical 76,108,161 76,108,161 – –
Consumer, Non-Cyclical 235,075,284 235,075,284 – –
Energy 84,677,490 84,677,490 – –
Financial 263,444,658 263,444,658 – –
Industrial 140,883,234 140,881,283 1,951 –
Technology 88,143,177 88,143,177 – –
Utilities 48,429,090 48,429,090 – –
Total Common Stocks 1,037,419,428 1,037,417,477 1,951 –
Exchange-Traded Funds 16,179,723 16,179,723 – –
Short-Term Investments 5,259,905 – 5,259,905 –
Derivatives:
Equity Contracts
Futures 202,183 202,183 – –
Total $ 1,059,061,239 $ 1,053,799,383 $ 5,261,856 $ –

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
COMMON STOCKS - 98.1%
Basic Materials - 3.4%
spacing
Albemarle Corp. 3,656 $ 481,641
Alcoa Corp. 5,739 193,921
Ashland, Inc. 1,505 146,542
Axalta Coating Systems Ltd. * 7,075 243,309
Celanese Corp. 3,085 530,188
CF Industries Holdings, Inc. 6,087 506,499
Chemours Co. 4,804 126,153
Cleveland-Cliffs, Inc. * 15,567 353,994
DuPont de Nemours, Inc. 13,535 1,037,728
Eastman Chemical Co. 3,772 378,030
Element Solutions, Inc. 7,258 181,305
FMC Corp. 3,971 252,953
Huntsman Corp. 5,263 136,996
International Flavors & Fragrances, Inc. 8,060 693,079
International Paper Co. 10,988 428,752
LyondellBasell Industries NV Class A  8,168 835,423
Mosaic Co. 10,138 329,080
MP Materials Corp. * 3,386 48,420
NewMarket Corp. 205 130,097
Nucor Corp. 7,729 1,529,569
Olin Corp. 3,762 221,206
PPG Industries, Inc. 7,363 1,066,899
Reliance, Inc. 1,796 600,187
Royal Gold, Inc. 2,084 253,852
RPM International, Inc. 3,962 471,280
SSR Mining, Inc. (Canada)  6,705 29,904
Steel Dynamics, Inc. 4,793 710,466
U.S. Steel Corp. 6,994 285,215
Westlake Corp. 987 150,814
12,353,502
Communications - 5.0%
spacing
Cable One, Inc. 167 70,663
CDW Corp. 4,254 1,088,088
Ciena Corp. * 4,444 219,756
Corning, Inc. 23,828 785,371
Coupang, Inc. * (South Korea)  34,537 614,413
DoorDash, Inc. Class A * 9,754 1,343,321
eBay, Inc. 16,327 861,739
Etsy, Inc. * 3,788 260,311
Expedia Group, Inc. * 4,183 576,208
F5, Inc. * 1,852 351,121
FactSet Research Systems, Inc. 1,205 547,540
Fox Corp. Class A  7,609 237,933
Fox Corp. Class B  4,231 121,091
Frontier Communications Parent, Inc. * 7,555 185,097
GCI Liberty, Inc. (Escrow) * ± Ω 4,166 –
Gen Digital, Inc. 17,619 394,666
GoDaddy, Inc. Class A * 4,429 525,634
IAC, Inc. * 2,334 124,495
Interpublic Group of Cos., Inc. 11,936 389,472
Iridium Communications, Inc. 3,993 104,457
Juniper Networks, Inc. 9,893 366,635
Liberty Broadband Corp. Class A * 575 32,844
Liberty Broadband Corp. Class C * 3,646 208,661
Liberty Media Corp. - Liberty Formula One
Class A * 825 48,460
Liberty Media Corp. - Liberty Formula One
Class C * 6,168 404,621
Liberty Media Corp. - Liberty SiriusXM
Class A * 2,443 72,557
a Shares Value
Liberty Media Corp. - Liberty SiriusXM
Class C * 4,686 $ 139,221
Lyft, Inc. Class A * 10,620 205,497
Maplebear, Inc. * 676 25,208
Match Group, Inc. * 8,532 309,541
New York Times Co. Class A  5,136 221,978
News Corp. Class A  12,083 316,333
News Corp. Class B  3,814 103,207
Nexstar Media Group, Inc. 1,040 179,182
Okta, Inc. * 4,817 503,954
Omnicom Group, Inc. 6,203 600,202
Paramount Global Class B  18,445 217,098
Pinterest, Inc. Class A * 18,303 634,565
Robinhood Markets, Inc. Class A * 19,895 400,486
Roku, Inc. * 3,933 256,314
Sirius XM Holdings, Inc. 20,279 78,682
Spotify Technology SA * 4,426 1,168,021
Trade Desk, Inc. Class A * 13,843 1,210,155
TripAdvisor, Inc. * 3,314 92,096
Ubiquiti, Inc. 135 15,640
VeriSign, Inc. * 2,814 533,281
Viasat, Inc. * 3,696 66,861
Warner Bros Discovery, Inc. * 69,889 610,131
Wayfair, Inc. Class A * 2,589 175,741
Zillow Group, Inc. Class A * 1,693 81,027
Zillow Group, Inc. Class C * 4,911 239,559
18,319,134
Consumer, Cyclical - 13.3%
spacing
Advance Auto Parts, Inc. 1,796 152,822
Alaska Air Group, Inc. * 4,038 173,594
Allison Transmission Holdings, Inc. 2,781 225,706
AMC Entertainment Holdings, Inc. Class A * 6,401 23,812
American Airlines Group, Inc. * 20,723 318,098
Aptiv PLC * 8,569 682,521
Aramark 8,181 266,046
AutoNation, Inc. * 916 151,671
Bath & Body Works, Inc. 7,092 354,742
Best Buy Co., Inc. 6,054 496,610
Birkenstock Holding PLC * (Luxembourg)  961 45,407
BJ's Wholesale Club Holdings, Inc. * 4,214 318,789
BorgWarner, Inc. 7,360 255,686
Boyd Gaming Corp. 2,191 147,498
Brunswick Corp. 2,158 208,290
Burlington Stores, Inc. * 2,019 468,792
Caesars Entertainment, Inc. * 6,505 284,529
Capri Holdings Ltd. * 3,579 162,129
CarMax, Inc. * 5,024 437,641
Carnival Corp. * 31,201 509,824
Carter's, Inc. 1,097 92,894
Casey's General Stores, Inc. 1,182 376,408
Cava Group, Inc. * 1,510 105,775
Choice Hotels International, Inc. 915 115,610
Churchill Downs, Inc. 2,250 278,437
Columbia Sportswear Co. 1,051 85,320
Copart, Inc. * 26,896 1,557,816
Core & Main, Inc. Class A * 5,457 312,413
Crocs, Inc. * 1,864 268,043
Cummins, Inc. 4,285 1,262,575
Darden Restaurants, Inc. 3,749 626,645
Deckers Outdoor Corp. * 805 757,714
Delta Air Lines, Inc. 20,156 964,868
Dick's Sporting Goods, Inc. 1,772 398,452
Dolby Laboratories, Inc. Class A  1,786 149,613

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Dollar Tree, Inc. * 6,462 $ 860,415
Domino's Pizza, Inc. 1,103 548,059
DR Horton, Inc. 9,525 1,567,339
DraftKings, Inc. Class A * 13,105 595,098
Fastenal Co. 18,013 1,389,523
Ferguson PLC 6,425 1,403,413
Five Below, Inc. * 1,744 316,327
Floor & Decor Holdings, Inc. Class A * 3,238 419,710
Freshpet, Inc. * 1,348 156,179
GameStop Corp. Class A * 8,684 108,724
Gap, Inc. 6,332 174,447
Gentex Corp. 7,444 268,877
Genuine Parts Co. 4,429 686,185
Harley-Davidson, Inc. 4,053 177,278
Hasbro, Inc. 4,160 235,123
Hilton Worldwide Holdings, Inc. 7,866 1,677,896
Hyatt Hotels Corp. Class A  1,351 215,647
Kohl's Corp. 3,579 104,328
Lear Corp. 1,789 259,190
Leggett & Platt, Inc. 4,417 84,585
Lennar Corp. Class A  7,622 1,310,832
Lennar Corp. Class B  398 61,364
Liberty Media Corp. - Liberty Live Class A * 638 27,019
Liberty Media Corp. - Liberty Live Class C * 1,419 62,181
Lithia Motors, Inc. 859 258,439
Live Nation Entertainment, Inc. * 4,884 516,581
LKQ Corp. 8,468 452,276
Lucid Group, Inc. * 24,197 68,961
Macy's, Inc. 8,337 166,657
Madison Square Garden Sports Corp. * 613 113,111
Marriott Vacations Worldwide Corp. 1,111 119,688
Mattel, Inc. * 11,149 220,862
MGM Resorts International * 8,619 406,903
MSC Industrial Direct Co., Inc. Class A  1,490 144,590
Murphy USA, Inc. 606 254,035
Newell Brands, Inc. 12,166 97,693
Nordstrom, Inc. 3,642 73,823
Norwegian Cruise Line Holdings Ltd. * 13,070 273,555
NVR, Inc. * 92 745,196
Ollie's Bargain Outlet Holdings, Inc. * 2,001 159,220
PACCAR, Inc. 16,096 1,994,133
Peloton Interactive, Inc. Class A * 10,032 42,987
Penn Entertainment, Inc. * 4,486 81,690
Penske Automotive Group, Inc. 589 95,412
Petco Health & Wellness Co., Inc. * 2,619 5,971
Phinia, Inc. 1,520 58,414
Planet Fitness, Inc. Class A * 2,738 171,481
Polaris, Inc. 1,726 172,807
Pool Corp. 1,185 478,147
PulteGroup, Inc. 6,716 810,084
PVH Corp. 1,847 259,707
QuantumScape Corp. * 10,292 64,737
Ralph Lauren Corp. 1,261 236,765
RH * 502 174,826
Rivian Automotive, Inc. Class A * 20,708 226,753
Ross Stores, Inc. 10,401 1,526,451
Royal Caribbean Cruises Ltd. * 7,358 1,022,836
Scotts Miracle-Gro Co. 1,314 98,011
SiteOne Landscape Supply, Inc. * 1,420 247,861
Skechers USA, Inc. Class A * 4,194 256,924
Southwest Airlines Co. 18,769 547,867
Tapestry, Inc. 7,179 340,859
Tempur Sealy International, Inc. 5,304 301,373
Texas Roadhouse, Inc. 2,130 329,021
a Shares Value
Thor Industries, Inc. 1,652 $ 193,846
TKO Group Holdings, Inc. 1,960 169,364
Toll Brothers, Inc. 3,264 422,264
Tractor Supply Co. 3,394 888,278
Travel & Leisure Co. 2,131 104,334
Ulta Beauty, Inc. * 1,526 797,915
Under Armour, Inc. Class A * 6,133 45,261
Under Armour, Inc. Class C * 6,180 44,125
United Airlines Holdings, Inc. * 10,414 498,622
Vail Resorts, Inc. 1,161 258,706
VF Corp. 11,177 171,455
Victoria's Secret, Inc. * 2,273 44,051
Walgreens Boots Alliance, Inc. 22,391 485,661
Watsco, Inc. 1,054 455,296
Wendy's Co. 5,590 105,316
WESCO International, Inc. 1,407 240,991
Whirlpool Corp. 1,701 203,491
Williams-Sonoma, Inc. 1,986 630,615
Wingstop, Inc. 937 343,317
WW Grainger, Inc. 1,393 1,417,099
Wyndham Hotels & Resorts, Inc. 2,558 196,326
Wynn Resorts Ltd. 3,301 337,461
YETI Holdings, Inc. * 2,777 107,053
Yum! Brands, Inc. 8,830 1,224,279
48,748,362
Consumer, Non-Cyclical - 17.6%
spacing
10X Genomics, Inc. Class A * 2,823 105,947
Acadia Healthcare Co., Inc. * 2,855 226,173
ADT, Inc. 6,803 45,716
Affirm Holdings, Inc. * 7,061 263,093
Agilent Technologies, Inc. 9,214 1,340,729
agilon health, Inc. * 9,659 58,920
Albertsons Cos., Inc. Class A  13,226 283,565
Align Technology, Inc. * 2,417 792,583
Alnylam Pharmaceuticals, Inc. * 3,915 585,097
Amedisys, Inc. * 1,042 96,031
Apellis Pharmaceuticals, Inc. * 3,250 191,035
Avantor, Inc. * 21,153 540,882
Avery Dennison Corp. 2,531 565,046
Avis Budget Group, Inc. 569 69,680
Azenta, Inc. * 1,727 104,104
Baxter International, Inc. 15,967 682,430
Bio-Rad Laboratories, Inc. Class A * 663 229,312
Bio-Techne Corp. 4,822 339,421
Biogen, Inc. * 4,514 973,354
BioMarin Pharmaceutical, Inc. * 5,860 511,812
Block, Inc. * 17,353 1,467,717
Booz Allen Hamilton Holding Corp. 4,069 604,002
Boston Beer Co., Inc. Class A * 304 92,544
Bright Horizons Family Solutions, Inc. * 1,846 209,263
Brown-Forman Corp. Class A  1,456 77,095
Brown-Forman Corp. Class B  5,630 290,621
Bruker Corp. 3,149 295,817
Bunge Global SA 4,563 467,799
Campbell Soup Co. 6,062 269,456
Cardinal Health, Inc. 7,778 870,358
Catalent, Inc. * 5,718 322,781
Celsius Holdings, Inc. * 4,542 376,623
Cencora, Inc. 5,290 1,285,417
Certara, Inc. * 3,783 67,640
Charles River Laboratories International,
Inc. * 1,580 428,101
Chemed Corp. 465 298,497

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Church & Dwight Co., Inc. 7,654 $ 798,389
Cintas Corp. 2,719 1,868,035
Clarivate PLC * 14,400 106,992
Clorox Co. 3,895 596,363
Conagra Brands, Inc. 14,806 438,850
Cooper Cos., Inc. 6,125 621,442
Corpay, Inc. * 2,211 682,182
Corteva, Inc. 22,198 1,280,159
CoStar Group, Inc. * 12,689 1,225,757
Coty, Inc. Class A * 11,550 138,138
Darling Ingredients, Inc. * 5,043 234,550
DaVita, Inc. * 1,659 229,025
Dentsply Sirona, Inc. 6,721 223,070
Dexcom, Inc. * 12,133 1,682,847
Driven Brands Holdings, Inc. * 2,024 31,959
Dun & Bradstreet Holdings, Inc. 8,177 82,097
Elanco Animal Health, Inc. * 15,124 246,219
Encompass Health Corp. 3,141 259,384
Enovis Corp. * 1,648 102,918
Envista Holdings Corp. * 5,269 112,651
Equifax, Inc. 3,833 1,025,404
Euronet Worldwide, Inc. * 1,358 149,285
Exact Sciences Corp. * 5,669 391,501
Exelixis, Inc. * 9,680 229,706
Flowers Foods, Inc. 6,115 145,231
Fortrea Holdings, Inc. * 2,925 117,409
FTI Consulting, Inc. * 1,064 223,749
Gartner, Inc. * 2,378 1,133,521
Ginkgo Bioworks Holdings, Inc. * 49,994 57,993
Global Payments, Inc. 8,117 1,084,918
Globus Medical, Inc. Class A * 3,761 201,740
Grand Canyon Education, Inc. * 911 124,087
Grocery Outlet Holding Corp. * 2,804 80,699
GXO Logistics, Inc. * 3,720 199,987
H&R Block, Inc. 4,426 217,361
Henry Schein, Inc. * 4,153 313,635
Hertz Global Holdings, Inc. * 4,378 34,280
Hologic, Inc. * 7,276 567,237
Hormel Foods Corp. 9,141 318,929
ICON PLC * 2,564 861,376
ICU Medical, Inc. * 614 65,894
IDEXX Laboratories, Inc. * 2,599 1,403,278
Illumina, Inc. * 4,995 685,913
Incyte Corp. * 5,878 334,870
Ingredion, Inc. 2,010 234,868
Inspire Medical Systems, Inc. * 919 197,392
Insulet Corp. * 2,156 369,538
Integra LifeSciences Holdings Corp. * 2,112 74,870
Ionis Pharmaceuticals, Inc. * 4,396 190,567
IQVIA Holdings, Inc. * 5,704 1,442,485
J M Smucker Co. 3,264 410,840
Jazz Pharmaceuticals PLC * 1,940 233,615
Kellanova 8,091 463,533
Kroger Co. 20,556 1,174,364
Laboratory Corp. of America Holdings 2,642 577,171
Lamb Weston Holdings, Inc. 4,539 483,540
ManpowerGroup, Inc. 1,497 116,227
Maravai LifeSciences Holdings, Inc.
Class A * 3,574 30,987
MarketAxess Holdings, Inc. 1,168 256,084
Masimo Corp. * 1,378 202,359
McCormick & Co., Inc. 7,886 605,724
Medpace Holdings, Inc. * 720 290,988
Mister Car Wash, Inc. * 2,227 17,259
a Shares Value
Molina Healthcare, Inc. * 1,831 $ 752,230
Molson Coors Beverage Co. Class B  5,551 373,305
Morningstar, Inc. 809 249,471
Natera, Inc. * 3,349 306,300
Neurocrine Biosciences, Inc. * 3,076 424,242
Novocure Ltd. * 3,246 50,735
Olaplex Holdings, Inc. * 5,197 9,978
Organon & Co. 8,198 154,122
Paylocity Holding Corp. * 1,335 229,433
Penumbra, Inc. * 1,115 248,846
Performance Food Group Co. * 4,874 363,795
Perrigo Co. PLC 4,337 139,608
Pilgrim's Pride Corp. * 1,447 49,661
Post Holdings, Inc. * 1,620 172,174
Premier, Inc. Class A  3,969 87,715
Qiagen NV * 7,007 301,231
Quanta Services, Inc. 4,525 1,175,595
Quest Diagnostics, Inc. 3,487 464,155
QuidelOrtho Corp. * 1,776 85,141
R1 RCM, Inc. * 4,978 64,117
RB Global, Inc. (Canada)  5,769 439,425
Repligen Corp. * 1,766 324,803
ResMed, Inc. 4,560 903,017
Revvity, Inc. 3,905 410,025
Reynolds Consumer Products, Inc. 1,768 50,494
Robert Half, Inc. 3,202 253,855
Roivant Sciences Ltd. * 11,156 117,584
Rollins, Inc. 8,072 373,491
Royalty Pharma PLC Class A  11,813 358,761
Sarepta Therapeutics, Inc. * 2,845 368,314
Seaboard Corp. 8 25,791
Service Corp. International 4,499 333,871
Shift4 Payments, Inc. Class A * 1,674 110,601
Shockwave Medical, Inc. * 1,153 375,451
Sotera Health Co. * 4,000 48,040
Spectrum Brands Holdings, Inc. 949 84,470
STERIS PLC 3,131 703,911
Tandem Diabetes Care, Inc. * 2,077 73,547
Teladoc Health, Inc. * 5,259 79,411
Teleflex, Inc. 1,451 328,173
Tenet Healthcare Corp. * 3,131 329,099
Toast, Inc. Class A * 11,277 281,023
TransUnion 6,029 481,114
Tyson Foods, Inc. Class A  8,675 509,483
U-Haul Holding Co. 3,182 212,176
U-Haul Holding Co. * 213 14,386
U.S. Foods Holding Corp. * 7,216 389,447
Ultragenyx Pharmaceutical, Inc. * 2,538 118,499
United Rentals, Inc. 2,135 1,539,570
United Therapeutics Corp. * 1,429 328,270
Universal Health Services, Inc. Class B  1,866 340,470
Valvoline, Inc. * 4,080 181,846
Verisk Analytics, Inc. 4,477 1,055,363
Vestis Corp. 3,722 71,723
Viatris, Inc. 37,395 446,496
Waters Corp. * 1,847 635,793
West Pharmaceutical Services, Inc. 2,323 919,234
WEX, Inc. * 1,359 322,803
WillScot Mobile Mini Holdings Corp. * 5,964 277,326
WK Kellogg Co. 2,066 38,841
Zimmer Biomet Holdings, Inc. 6,594 870,276
64,558,229

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Energy - 5.2%
spacing
Antero Midstream Corp. 10,932 $ 153,704
Antero Resources Corp. * 8,932 259,028
APA Corp. 11,430 392,963
Baker Hughes Co. 31,422 1,052,637
Cheniere Energy, Inc. 7,546 1,217,019
Chesapeake Energy Corp. 3,888 345,371
Coterra Energy, Inc. 23,537 656,211
Devon Energy Corp. 20,154 1,011,328
Diamondback Energy, Inc. 5,588 1,107,374
DTE Midstream LLC 3,134 191,487
Enphase Energy, Inc. * 4,172 504,729
EQT Corp. 11,168 413,998
First Solar, Inc. * 3,333 562,610
Halliburton Co. 28,416 1,120,159
Hess Corp. 8,765 1,337,890
HF Sinclair Corp. 5,028 303,540
Marathon Oil Corp. 18,369 520,577
New Fortress Energy, Inc. 2,109 64,514
NOV, Inc. 12,356 241,189
ONEOK, Inc. 18,363 1,472,162
Ovintiv, Inc. 8,143 422,622
Phillips 66 13,842 2,260,952
Plug Power, Inc. * 16,936 58,260
Range Resources Corp. 7,402 254,851
Southwestern Energy Co. * 34,808 263,845
Sunrun, Inc. * 6,907 91,034
Targa Resources Corp. 6,932 776,315
TechnipFMC PLC (United Kingdom)  13,481 338,508
Texas Pacific Land Corp. 576 333,222
Williams Cos., Inc. 38,440 1,498,007
19,226,106
Financial - 20.2%
spacing
Affiliated Managers Group, Inc. 1,022 171,154
Aflac, Inc. 18,264 1,568,147
AGNC Investment Corp. REIT 21,960 217,404
Agree Realty Corp. REIT 3,201 182,841
Air Lease Corp. 3,160 162,550
Alexandria Real Estate Equities, Inc. REIT 5,422 698,950
Allstate Corp. 8,273 1,431,312
Ally Financial, Inc. 8,603 349,196
American Financial Group, Inc. 2,232 304,623
American Homes 4 Rent Class A REIT 10,557 388,286
Americold Realty Trust, Inc. REIT 8,602 214,362
Ameriprise Financial, Inc. 3,152 1,381,963
Annaly Capital Management, Inc. REIT 15,682 308,779
Apartment Income REIT Corp. 4,516 146,635
Apollo Global Management, Inc. 16,472 1,852,276
Arch Capital Group Ltd. * 11,252 1,040,135
ARES Management Corp. Class A  5,257 699,076
Arthur J Gallagher & Co. 6,744 1,686,270
Assurant, Inc. 1,681 316,431
Assured Guaranty Ltd. 1,732 151,117
AvalonBay Communities, Inc. REIT 4,448 825,371
Axis Capital Holdings Ltd. 2,371 154,162
Bank of New York Mellon Corp. 23,925 1,378,558
Bank OZK 3,373 153,337
Blue Owl Capital, Inc. 14,433 272,206
BOK Financial Corp. 839 77,188
Boston Properties, Inc. REIT 5,004 326,811
Brighthouse Financial, Inc. * 2,023 104,265
Brixmor Property Group, Inc. REIT 9,549 223,924
a Shares Value
Brown & Brown, Inc. 7,476 $ 654,449
Camden Property Trust REIT 3,295 324,228
Carlyle Group, Inc. 6,734 315,892
Cboe Global Markets, Inc. 3,319 609,800
CBRE Group, Inc. Class A * 9,585 932,045
Cincinnati Financial Corp. 4,821 598,624
Citizens Financial Group, Inc. 14,690 533,100
CNA Financial Corp. 888 40,333
Coinbase Global, Inc. Class A * 5,388 1,428,467
Columbia Banking System, Inc. 6,777 131,135
Comerica, Inc. 4,207 231,343
Commerce Bancshares, Inc. 3,849 204,767
Cousins Properties, Inc. REIT 4,928 118,469
Credit Acceptance Corp. * 196 108,104
CubeSmart REIT 7,125 322,193
Cullen/Frost Bankers, Inc. 1,899 213,770
Digital Realty Trust, Inc. REIT 9,459 1,362,474
Discover Financial Services 7,845 1,028,401
East West Bancorp, Inc. 4,342 343,496
EastGroup Properties, Inc. REIT 1,449 260,487
EPR Properties REIT 2,430 103,154
Equitable Holdings, Inc. 10,598 402,830
Equity LifeStyle Properties, Inc. REIT 5,635 362,894
Equity Residential REIT 11,821 746,023
Essex Property Trust, Inc. REIT 1,992 487,662
Evercore, Inc. Class A  1,095 210,886
Everest Group Ltd. 1,343 533,843
Extra Space Storage, Inc. REIT 6,602 970,494
Federal Realty Investment Trust REIT 2,565 261,938
Fidelity National Financial, Inc. 8,249 438,022
Fifth Third Bancorp 21,499 799,978
First American Financial Corp. 3,078 187,912
First Citizens BancShares, Inc. Class A  339 554,265
First Hawaiian, Inc. 4,158 91,310
First Horizon Corp. 17,378 267,621
First Industrial Realty Trust, Inc. REIT 4,201 220,721
FNB Corp. 10,908 153,803
Franklin Resources, Inc. 9,049 254,367
Gaming & Leisure Properties, Inc. REIT 7,978 367,546
Globe Life, Inc. 2,697 313,850
Hanover Insurance Group, Inc. 1,152 156,868
Hartford Financial Services Group, Inc. 9,319 960,323
Healthcare Realty Trust, Inc. REIT 12,132 171,668
Healthpeak Properties, Inc. REIT 22,441 420,769
Highwoods Properties, Inc. REIT 3,381 88,515
Host Hotels & Resorts, Inc. REIT 21,987 454,691
Houlihan Lokey, Inc. 1,607 206,001
Howard Hughes Holdings, Inc. * 1,063 77,195
Huntington Bancshares, Inc. 45,284 631,712
Interactive Brokers Group, Inc. Class A  3,295 368,084
Invesco Ltd. 11,254 186,704
Invitation Homes, Inc. REIT 19,321 688,021
Iron Mountain, Inc. REIT 9,148 733,761
Janus Henderson Group PLC 4,093 134,619
Jefferies Financial Group, Inc. 5,605 247,181
Jones Lang LaSalle, Inc. * 1,507 294,001
Kemper Corp. 1,884 116,657
KeyCorp 29,027 458,917
Kilroy Realty Corp. REIT 3,756 136,831
Kimco Realty Corp. REIT 20,339 398,848
Kinsale Capital Group, Inc. 678 355,774
KKR & Co., Inc. 20,841 2,096,188
Lamar Advertising Co. Class A REIT 2,767 330,407
Lazard, Inc. 3,555 148,848

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Lincoln National Corp. 5,136 $ 163,992
Loews Corp. 5,748 450,011
LPL Financial Holdings, Inc. 2,354 621,927
M&T Bank Corp. 5,168 751,634
Markel Group, Inc. * 412 626,850
Medical Properties Trust, Inc. REIT 19,392 91,142
MGIC Investment Corp. 8,762 195,918
Mid-America Apartment Communities, Inc.
REIT 3,624 476,846
Nasdaq, Inc. 11,627 733,664
National Storage Affiliates Trust REIT 2,439 95,511
NET Lease Office Properties REIT 453 10,781
New York Community Bancorp, Inc. 22,631 72,872
NNN REIT, Inc. 5,762 246,268
Northern Trust Corp. 6,420 570,866
NU Holdings Ltd. Class A * (Brazil)  73,285 874,290
Old Republic International Corp. 8,040 246,989
Omega Healthcare Investors, Inc. REIT 7,740 245,126
OneMain Holdings, Inc. 3,448 176,158
Park Hotels & Resorts, Inc. REIT 6,620 115,784
Pinnacle Financial Partners, Inc. 2,421 207,915
Popular, Inc. 2,168 190,979
Primerica, Inc. 1,106 279,774
Principal Financial Group, Inc. 7,462 644,045
Prosperity Bancshares, Inc. 2,816 185,236
Prudential Financial, Inc. 11,444 1,343,526
Raymond James Financial, Inc. 5,991 769,364
Rayonier, Inc. REIT 4,731 157,258
Realty Income Corp. REIT 26,249 1,420,071
Regency Centers Corp. REIT 5,730 347,009
Regions Financial Corp. 28,793 605,805
Reinsurance Group of America, Inc. 2,112 407,363
RenaissanceRe Holdings Ltd. (Bermuda)  1,590 373,698
Rexford Industrial Realty, Inc. REIT 6,710 337,513
Rithm Capital Corp. REIT 15,582 173,895
RLI Corp. 1,297 192,566
Rocket Cos., Inc. Class A * 3,806 55,377
Ryan Specialty Holdings, Inc. 3,016 167,388
SBA Communications Corp. REIT 3,361 728,329
SEI Investments Co. 3,099 222,818
Simon Property Group, Inc. REIT 10,245 1,603,240
SLM Corp. 6,715 146,320
SoFi Technologies, Inc. * 29,130 212,649
STAG Industrial, Inc. REIT 5,724 220,031
Starwood Property Trust, Inc. REIT 9,442 191,956
State Street Corp. 9,485 733,380
Stifel Financial Corp. 3,134 244,985
Sun Communities, Inc. REIT 3,850 495,033
Synchrony Financial 12,743 549,478
Synovus Financial Corp. 4,690 187,881
T Rowe Price Group, Inc. 6,908 842,223
TFS Financial Corp. 1,778 22,332
TPG, Inc. 2,089 93,378
Tradeweb Markets, Inc. Class A  3,647 379,908
UDR, Inc. REIT 10,436 390,411
Unum Group 5,215 279,837
UWM Holdings Corp. 2,776 20,154
Ventas, Inc. REIT 12,578 547,646
VICI Properties, Inc. REIT 32,651 972,673
Virtu Financial, Inc. Class A  2,476 50,808
Vornado Realty Trust REIT 5,645 162,407
Voya Financial, Inc. 3,098 229,004
W R Berkley Corp. 6,335 560,267
Webster Financial Corp. 5,303 269,233
a Shares Value
Welltower, Inc. REIT 17,437 $ 1,629,313
Western Alliance Bancorp 3,468 222,611
Western Union Co. 8,875 124,072
Weyerhaeuser Co. REIT 22,950 824,134
White Mountains Insurance Group Ltd. 81 145,338
Willis Towers Watson PLC 3,264 897,600
Wintrust Financial Corp. 1,865 194,687
WP Carey, Inc. REIT 6,728 379,728
XP, Inc. Class A (Brazil)  10,141 260,218
Zions Bancorp NA 4,696 203,806
74,003,907
Industrial - 16.1%
spacing
Acuity Brands, Inc. 980 263,355
Advanced Drainage Systems, Inc. 2,105 362,565
AECOM 4,280 419,782
AGCO Corp. 1,973 242,718
Allegion PLC 2,709 364,929
Amcor PLC 45,413 431,878
AMETEK, Inc. 7,253 1,326,574
Amphenol Corp. Class A  18,315 2,112,635
AO Smith Corp. 3,777 337,890
AptarGroup, Inc. 2,079 299,147
Ardagh Group SA * Ω 1,329 8,911
Ardagh Metal Packaging SA 4,250 14,578
Armstrong World Industries, Inc. 1,376 170,927
Arrow Electronics, Inc. * 1,695 219,435
Avnet, Inc. 2,956 146,559
Axon Enterprise, Inc. * 2,229 697,410
AZEK Co., Inc. * 4,516 226,794
Ball Corp. 9,711 654,133
Berry Global Group, Inc. 3,714 224,623
Builders FirstSource, Inc. * 3,816 795,827
BWX Technologies, Inc. 2,908 298,419
Carlisle Cos., Inc. 1,533 600,706
Carrier Global Corp. 26,123 1,518,530
CH Robinson Worldwide, Inc. 3,628 276,236
ChargePoint Holdings, Inc. * 11,608 22,055
Clean Harbors, Inc. * 1,592 320,486
CNH Industrial NV 31,092 402,952
Cognex Corp. 5,492 232,971
Coherent Corp. * 4,020 243,692
Crane Co. 1,482 200,263
Crown Holdings, Inc. 3,374 267,423
Curtiss-Wright Corp. 1,214 310,711
Donaldson Co., Inc. 3,847 287,294
Dover Corp. 4,416 782,471
Eagle Materials, Inc. 1,061 288,327
EMCOR Group, Inc. 1,455 509,541
Esab Corp. 1,729 191,176
Expeditors International of Washington, Inc. 4,553 553,508
Flowserve Corp. 4,222 192,861
Fortive Corp. 11,119 956,456
Fortune Brands Innovations, Inc. 4,036 341,728
Garmin Ltd. 4,853 722,466
Gates Industrial Corp. PLC * 5,183 91,791
Generac Holdings, Inc. * 1,842 232,350
Graco, Inc. 5,216 487,487
Graphic Packaging Holding Co. 9,701 283,075
Hayward Holdings, Inc. * 4,284 65,588
HEICO Corp. 1,436 274,276
HEICO Corp. Class A  2,539 390,854
Hexcel Corp. 2,697 196,476
Howmet Aerospace, Inc. 11,865 811,922

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Hubbell, Inc. 1,689 $ 701,019
Huntington Ingalls Industries, Inc. 1,212 353,262
IDEX Corp. 2,372 578,815
Ingersoll Rand, Inc. 12,750 1,210,613
ITT, Inc. 2,631 357,895
Jabil, Inc. 3,953 529,504
Jacobs Solutions, Inc. 3,958 608,463
JB Hunt Transport Services, Inc. 2,579 513,866
Keysight Technologies, Inc. * 5,486 857,901
Kirby Corp. * 1,806 172,148
Knight-Swift Transportation Holdings, Inc. 4,974 273,670
Landstar System, Inc. 1,140 219,746
Lennox International, Inc. 1,018 497,558
Lincoln Electric Holdings, Inc. 1,741 444,721
Littelfuse, Inc. 774 187,579
Louisiana-Pacific Corp. 1,976 165,806
Martin Marietta Materials, Inc. 1,945 1,194,113
Masco Corp. 7,048 555,946
MasTec, Inc. * 1,989 185,474
MDU Resources Group, Inc. 6,177 155,660
Mercury Systems, Inc. * 1,601 47,230
Mettler-Toledo International, Inc. * 673 895,958
Middleby Corp. * 1,691 271,896
Mohawk Industries, Inc. * 1,706 223,298
MSA Safety, Inc. 1,175 227,468
Nordson Corp. 1,783 489,505
nVent Electric PLC 5,078 382,881
Old Dominion Freight Line, Inc. 6,224 1,364,985
Oshkosh Corp. 2,080 259,397
Otis Worldwide Corp. 13,021 1,292,595
Owens Corning 2,788 465,038
Packaging Corp. of America 2,766 524,932
Parker-Hannifin Corp. 4,015 2,231,497
Pentair PLC 5,209 445,057
RBC Bearings, Inc. * 882 238,449
Regal Rexnord Corp. 2,049 369,025
Republic Services, Inc. 6,501 1,244,551
Rockwell Automation, Inc. 3,635 1,058,985
Ryder System, Inc. 1,370 164,660
Saia, Inc. * 831 486,135
Schneider National, Inc. Class B  1,758 39,801
Sealed Air Corp. 4,638 172,534
Sensata Technologies Holding PLC 4,840 177,822
Silgan Holdings, Inc. 2,526 122,663
Snap-on, Inc. 1,625 481,358
Sonoco Products Co. 3,139 181,560
Spirit AeroSystems Holdings, Inc. Class A * 3,621 130,609
Stanley Black & Decker, Inc. 4,874 477,311
Stericycle, Inc. * 2,999 158,197
TD SYNNEX Corp. 1,876 212,176
Teledyne Technologies, Inc. * 1,469 630,671
Tetra Tech, Inc. 1,684 311,052
Textron, Inc. 6,195 594,286
Timken Co. 1,885 164,806
TopBuild Corp. * 984 433,678
Toro Co. 3,308 303,112
Trane Technologies PLC 7,190 2,158,438
TransDigm Group, Inc. 1,664 2,049,382
Trex Co., Inc. * 3,355 334,661
Trimble, Inc. * 7,718 496,730
Universal Display Corp. 1,491 251,159
Valmont Industries, Inc. 669 152,719
Vertiv Holdings Co. 10,845 885,711
Vontier Corp. 4,791 217,320
a Shares Value
Vulcan Materials Co. 4,172 $ 1,138,622
Westinghouse Air Brake Technologies Corp. 5,581 813,040
Westrock Co. 7,856 388,479
Woodward, Inc. 1,874 288,821
XPO, Inc. * 3,560 434,427
Xylem, Inc. 7,456 963,613
59,286,820
Technology - 12.3%
spacing
Akamai Technologies, Inc. * 4,726 514,000
Allegro MicroSystems, Inc. * (Japan)  2,522 67,993
Amdocs Ltd. 3,666 331,296
ANSYS, Inc. * 2,727 946,705
AppLovin Corp. Class A * 6,317 437,263
Aspen Technology, Inc. * 846 180,435
Bentley Systems, Inc. Class B  6,095 318,281
BILL Holdings, Inc. * 3,261 224,096
Broadridge Financial Solutions, Inc. 3,666 751,017
CACI International, Inc. Class A * 683 258,741
CCC Intelligent Solutions Holdings, Inc. * 10,649 127,362
Cirrus Logic, Inc. * 1,672 154,760
Cloudflare, Inc. Class A * 9,246 895,290
Cognizant Technology Solutions Corp.
Class A  15,793 1,157,469
Concentrix Corp. 1,449 95,953
Confluent, Inc. Class A * 5,932 181,045
Crane NXT Co. 1,459 90,312
Crowdstrike Holdings, Inc. Class A * 6,706 2,149,877
Datadog, Inc. Class A * 8,763 1,083,107
Dayforce, Inc. * 4,683 310,061
DocuSign, Inc. * 6,300 375,165
DoubleVerify Holdings, Inc. * 4,440 156,110
Doximity, Inc. Class A * 3,407 91,682
Dropbox, Inc. Class A * 7,964 193,525
DXC Technology Co. * 6,075 128,851
Dynatrace, Inc. * 8,121 377,139
Elastic NV * 2,535 254,108
Electronic Arts, Inc. 8,520 1,130,348
Entegris, Inc. 4,713 662,365
EPAM Systems, Inc. * 1,743 481,347
Fair Isaac Corp. * 761 950,953
Fidelity National Information Services, Inc. 18,651 1,383,531
Five9, Inc. * 2,297 142,667
Genpact Ltd. 5,708 188,079
Gitlab, Inc. Class A * 2,820 164,462
GLOBALFOUNDRIES, Inc. * 2,568 133,818
Globant SA * 1,262 254,798
Guidewire Software, Inc. * 2,601 303,563
HashiCorp, Inc. Class A * 3,007 81,039
Hewlett Packard Enterprise Co. 40,676 721,186
HP, Inc. 27,128 819,808
HubSpot, Inc. * 1,458 913,524
Informatica, Inc. Class A * 1,223 42,805
IPG Photonics Corp. * 890 80,714
Jack Henry & Associates, Inc. 2,312 401,664
KBR, Inc. 4,288 272,974
Kyndryl Holdings, Inc. * 7,234 157,412
Lattice Semiconductor Corp. * 4,212 329,505
Leidos Holdings, Inc. 4,282 561,327
Lumentum Holdings, Inc. * 2,024 95,836
Manhattan Associates, Inc. * 1,924 481,443
Marvell Technology, Inc. 26,836 1,902,136
Microchip Technology, Inc. 16,715 1,499,503
MKS Instruments, Inc. 2,120 281,960

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $8,911 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
MongoDB, Inc. * 2,119 $ 759,958
Monolithic Power Systems, Inc. 1,445 978,872
MSCI, Inc. 2,423 1,357,970
nCino, Inc. * 2,267 84,740
NCR Atleos Corp. * 2,009 39,678
NCR Voyix Corp. * 4,123 52,074
NetApp, Inc. 6,480 680,206
Nutanix, Inc. Class A * 7,669 473,331
ON Semiconductor Corp. * 13,537 995,646
Palantir Technologies, Inc. Class A * 60,578 1,393,900
Paychex, Inc. 10,157 1,247,280
Paycom Software, Inc. 1,645 327,371
Paycor HCM, Inc. * 1,750 34,020
Pegasystems, Inc. 1,346 87,005
Playtika Holding Corp. 767 5,407
Procore Technologies, Inc. * 2,532 208,054
PTC, Inc. * 3,618 683,585
Pure Storage, Inc. Class A * 8,950 465,311
Qorvo, Inc. * 3,099 355,858
RingCentral, Inc. Class A * 2,773 96,334
ROBLOX Corp. Class A * 14,724 562,162
Science Applications International Corp. 1,640 213,840
SentinelOne, Inc. Class A * 7,474 174,219
Skyworks Solutions, Inc. 4,984 539,867
Smartsheet, Inc. Class A * 4,054 156,079
SS&C Technologies Holdings, Inc. 6,924 445,698
Take-Two Interactive Software, Inc. * 5,170 767,693
Teradata Corp. * 3,018 116,706
Teradyne, Inc. 4,875 550,046
Twilio, Inc. Class A * 5,238 320,304
Tyler Technologies, Inc. * 1,308 555,913
UiPath, Inc. Class A * 11,804 267,597
Unity Software, Inc. * 9,164 244,679
Veeva Systems, Inc. Class A * 4,558 1,056,043
Western Digital Corp. * 10,229 698,027
Wolfspeed, Inc. * 3,978 117,351
Zebra Technologies Corp. Class A * 1,594 480,495
Zoom Video Communications, Inc.
Class A * 8,013 523,810
ZoomInfo Technologies, Inc. * 9,416 150,939
Zscaler, Inc. * 2,799 539,171
45,097,649
Utilities - 5.0%
spacing
AES Corp. 21,181 379,775
Alliant Energy Corp. 7,978 402,091
Ameren Corp. 8,266 611,353
American Water Works Co., Inc. 6,102 745,726
Atmos Energy Corp. 4,697 558,332
Avangrid, Inc. 2,307 84,067
Brookfield Renewable Corp. Class A  4,215 103,563
CenterPoint Energy, Inc. 19,841 565,270
Clearway Energy, Inc. Class A  1,129 24,285
Clearway Energy, Inc. Class C  2,667 61,474
CMS Energy Corp. 9,129 550,844
Consolidated Edison, Inc. 10,956 994,914
Constellation Energy Corp. 10,094 1,865,876
DTE Energy Co. 6,530 732,274
Edison International 11,866 839,282
Entergy Corp. 6,702 708,267
Essential Utilities, Inc. 7,702 285,359
Evergy, Inc. 7,062 376,970
Eversource Energy 11,025 658,964
FirstEnergy Corp. 17,213 664,766
a Shares Value
Hawaiian Electric Industries, Inc. 3,122 $ 35,185
IDACORP, Inc. 1,635 151,875
National Fuel Gas Co. 2,881 154,767
NiSource, Inc. 13,124 363,010
NRG Energy, Inc. 6,990 473,153
OGE Energy Corp. 6,363 218,251
PG&E Corp. 63,936 1,071,567
Pinnacle West Capital Corp. 3,580 267,534
PPL Corp. 23,295 641,311
Public Service Enterprise Group, Inc. 15,702 1,048,580
UGI Corp. 6,764 165,989
Vistra Corp. 11,115 774,160
WEC Energy Group, Inc. 9,905 813,399
Xcel Energy, Inc. 17,250 927,188
18,319,421
Total Common Stocks
    (Cost $307,577,479) 359,913,130
EXCHANGE-TRADED FUNDS - 0.8%
iShares Russell Mid-Cap 35,489 2,984,270
a
Total Exchange-Traded Funds
    (Cost $2,835,528) 2,984,270
Principal
Amount
SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $3,666,153; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $3,737,464) $ 3,664,138 3,664,138
Total Short-Term Investments
(Cost $3,664,138) 3,664,138
TOTAL INVESTMENTS - 99.9%
(Cost $314,077,145) 366,561,538
DERIVATIVES - 0.0% 121,756
OTHER ASSETS & LIABILITIES, NET - 0.1% 243,622
NET ASSETS - 100.0% $ 366,926,916

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(b) As of March 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 06/24 3 $ 783,199 $ 796,275 $ 13,076
CME E-Mini Standard & Poor's MidCap 400 Index 06/24 11 3,276,460 3,385,140 108,680
Total Futures Contracts $ 121,756
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 12,353,502 $ 12,353,502 $ – $ –
Communications 18,319,134 18,319,134 – –
Consumer, Cyclical 48,748,362 48,748,362 – –
Consumer, Non-Cyclical 64,558,229 64,558,229 – –
Energy 19,226,106 19,226,106 – –
Financial 74,003,907 74,003,907 – –
Industrial 59,286,820 59,277,909 8,911 –
Technology 45,097,649 45,097,649 – –
Utilities 18,319,421 18,319,421 – –
Total Common Stocks 359,913,130 359,904,219 8,911 –
Exchange-Traded Funds 2,984,270 2,984,270 – –
Short-Term Investments 3,664,138 – 3,664,138 –
Derivatives:
Equity Contracts
Futures 121,756 121,756 – –
Total $ 366,683,294 $ 363,010,245 $ 3,673,049 $ –

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 869 $ 382
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 758 379
OmniAb, Inc. $12.50 - Earn Out Shares *
± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out Shares *
± Ω 40 –
761
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 33 34
Total Rights
    (Cost $407) 795
COMMON STOCKS - 97.8%
Basic Materials - 3.8%
spacing
5E Advanced Materials, Inc. * 2,097 2,810
American Vanguard Corp. 257 3,328
Arcadium Lithium PLC * (Jersey)  53,340 229,895
ATI, Inc. * 6,701 342,890
Balchem Corp. 1,662 257,527
Cabot Corp. 2,826 260,557
Century Aluminum Co. * 2,652 40,814
Codexis, Inc. * 545 1,902
Compass Minerals International, Inc. 1,747 27,498
Constellium SE * 4,125 91,204
Contango ORE, Inc. * 201 3,990
Dakota Gold Corp. * 1,981 4,695
Ecovyst, Inc. * 1,093 12,187
Energy Fuels, Inc. * 7,287 45,835
Hawkins, Inc. 1,007 77,338
HB Fuller Co. 2,503 199,589
Hecla Mining Co. 6,889 33,136
i-80 Gold Corp. * (Canada)  917 1,229
Ingevity Corp. * 1,894 90,344
Innospec, Inc. 1,142 147,249
Ivanhoe Electric, Inc. * 3,318 32,516
Kaiser Aluminum Corp. 784 70,058
Lightwave Logic, Inc. * 6,257 29,283
Novagold Resources, Inc. * (Canada)  12,170 36,510
Oil-Dri Corp. of America 71 5,294
Orion SA (Germany)  2,864 67,361
Perpetua Resources Corp. * 2,061 8,574
Piedmont Lithium, Inc. * 378 5,035
Quaker Chemical Corp. 721 147,985
Rogers Corp. * 659 78,217
Sensient Technologies Corp. 2,188 151,388
Stepan Co. 141 12,696
Sylvamo Corp. 1,858 114,713
U.S. Lime & Minerals, Inc. 107 31,901
2,665,548
Communications - 3.5%
spacing
A10 Networks, Inc. 3,664 50,160
Anterix, Inc. * 631 21,208
Applied Digital Corp. * 4,243 18,160
AST SpaceMobile, Inc. * 5,922 17,174
Boston Omaha Corp. Class A * 81 1,252
a Shares Value
Calix, Inc. * 3,061 $ 101,503
Cambium Networks Corp. * 616 2,655
Cargurus, Inc. * 4,977 114,869
CarParts.com, Inc. * 2,763 4,476
Cars.com, Inc. * 3,431 58,945
Clearfield, Inc. * 698 21,526
Cogent Communications Holdings, Inc. 1,422 92,899
CommScope Holding Co., Inc. * 11,297 14,799
Consolidated Communications Holdings,
Inc. * 375 1,620
Couchbase, Inc. * 1,875 49,331
Credo Technology Group Holding Ltd. * 6,460 136,887
DigitalBridge Group, Inc. 2,653 51,123
Entravision Communications Corp. Class A  3,343 5,483
ePlus, Inc. * 68 5,341
Eventbrite, Inc. Class A * 3,754 20,572
EverQuote, Inc. Class A * 1,071 19,878
EW Scripps Co. Class A * 1,570 6,170
Extreme Networks, Inc. * 6,633 76,545
Figs, Inc. Class A * 5,675 28,261
Gambling.com Group Ltd. * (Malta)  847 7,733
Globalstar, Inc. * 32,992 48,498
Gogo, Inc. * 375 3,293
Gray Television, Inc. 338 2,136
Grindr, Inc. * (Singapore)  2,043 20,696
Harmonic, Inc. * 5,780 77,683
HealthStream, Inc. 464 12,370
Hims & Hers Health, Inc. * 6,429 99,457
IDT Corp. Class B  611 23,102
Infinera Corp. * 10,293 62,067
InterDigital, Inc. 1,337 142,337
Liquidity Services, Inc. * 661 12,295
Luna Innovations, Inc. * 1,811 5,804
Magnite, Inc. * 2,908 31,261
MediaAlpha, Inc. Class A * 1,004 20,451
Mondee Holdings, Inc. * 2,171 5,015
Nerdy, Inc. * 3,448 10,034
Nextdoor Holdings, Inc. * 4,424 9,954
Ooma, Inc. * 1,216 10,372
Open Lending Corp. Class A * 4,641 29,053
Opendoor Technologies, Inc. * 1,786 5,412
OptimizeRx Corp. * 872 10,595
Perficient, Inc. * 1,780 100,196
Preformed Line Products Co. 63 8,106
Q2 Holdings, Inc. * 2,964 155,788
QuinStreet, Inc. * 2,711 47,876
Revolve Group, Inc. * 2,065 43,716
Shutterstock, Inc. 1,284 58,820
Sinclair, Inc. 321 4,324
Solo Brands, Inc. Class A * 905 1,964
Sprinklr, Inc. Class A * 5,498 67,460
Squarespace, Inc. Class A * 889 32,395
Stitch Fix, Inc. Class A * 2,357 6,222
TechTarget, Inc. * 1,364 45,121
Townsquare Media, Inc. Class A  639 7,016
Tucows, Inc. Class A * 227 4,213
Upwork, Inc. * 6,495 79,629
Value Line, Inc. 55 2,228
Viavi Solutions, Inc. * 9,476 86,137
Vivid Seats, Inc. Class A * 1,169 7,002
Yelp, Inc. * 3,455 136,127
Ziff Davis, Inc. * 538 33,916
2,498,711

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Consumer, Cyclical - 10.1%
spacing
Abercrombie & Fitch Co. Class A * 1,317 $ 165,060
Academy Sports & Outdoors, Inc. 3,759 253,883
Accel Entertainment, Inc. * 2,835 33,425
Acushnet Holdings Corp. 1,574 103,805
Allegiant Travel Co. 95 7,145
American Eagle Outfitters, Inc. 2,123 54,752
Arko Corp. 4,282 24,407
Atlanta Braves Holdings, Inc. Class A * 549 23,003
Atlanta Braves Holdings, Inc. Class C * 2,333 91,127
Bally's Corp. * 795 11,082
Beacon Roofing Supply, Inc. * 334 32,739
BJ's Restaurants, Inc. * 748 27,063
Bloomin' Brands, Inc. 4,557 130,695
Blue Bird Corp. * 72 2,760
Boot Barn Holdings, Inc. * 1,569 149,290
Bowlero Corp. Class A  667 9,138
Brinker International, Inc. * 2,094 104,030
Buckle, Inc. 1,584 63,788
Build-A-Bear Workshop, Inc. 520 15,532
Camping World Holdings, Inc. Class A  2,175 60,574
Carvana Co. * 2,359 207,380
Cavco Industries, Inc. * 434 173,192
Century Casinos, Inc. * 1,205 3,808
Cheesecake Factory, Inc. 2,478 89,580
Chuy's Holdings, Inc. * 724 24,421
Cinemark Holdings, Inc. * 4,806 86,364
Commercial Vehicle Group, Inc. * 209 1,344
Cooper-Standard Holdings, Inc. * 282 4,670
Cracker Barrel Old Country Store, Inc. 1,162 84,512
Dave & Buster's Entertainment, Inc. * 1,758 110,051
Denny's Corp. * 2,046 18,332
Dillard's, Inc. Class A  177 83,480
Dine Brands Global, Inc. 711 33,047
Dorman Products, Inc. * 1,368 131,862
Douglas Dynamics, Inc. 1,211 29,209
Dragonfly Energy Holdings Corp. * 1,333 720
Dream Finders Homes, Inc. Class A * 500 21,865
Duluth Holdings, Inc. Class B * 8 39
Empire Resorts, Inc. (Escrow) * ± Ω 94 –
Envela Corp. * 395 1,825
Everi Holdings, Inc. * 2,591 26,040
EVgo, Inc. * 797 2,000
EVI Industries, Inc. 312 7,769
First Watch Restaurant Group, Inc. * 484 11,916
FirstCash, Inc. 1,958 249,723
Fox Factory Holding Corp. * 2,213 115,231
Frontier Group Holdings, Inc. * 2,017 16,358
Full House Resorts, Inc. * 1,588 8,845
Funko, Inc. Class A * 1,352 8,436
Gentherm, Inc. * 1,703 98,059
Global Business Travel Group I * 1,820 10,938
Global Industrial Co. 532 23,823
GMS, Inc. * 659 64,147
Golden Entertainment, Inc. 1,028 37,861
Green Brick Partners, Inc. * 459 27,646
Guess?, Inc. 138 4,343
H&E Equipment Services, Inc. 1,672 107,309
Hanesbrands, Inc. * 12,189 70,696
Hibbett, Inc. 502 38,559
Hilton Grand Vacations, Inc. * 4,086 192,900
HNI Corp. 218 9,838
Hudson Technologies, Inc. * 386 4,250
a Shares Value
IMAX Corp. * 2,294 $ 37,094
indie Semiconductor, Inc. Class A * (China)  7,290 51,613
Installed Building Products, Inc. 1,233 319,014
International Game Technology PLC 5,626 127,091
iRobot Corp. * 1,277 11,187
Jack in the Box, Inc. 1,022 69,987
Kontoor Brands, Inc. 2,921 175,990
Kura Sushi USA, Inc. Class A * 315 36,275
LCI Industries 486 59,807
Leslie's, Inc. * 882 5,733
LGI Homes, Inc. * 87 10,124
Life Time Group Holdings, Inc. * 776 12,044
Light & Wonder, Inc. * 2,204 225,006
Lindblad Expeditions Holdings, Inc. * 142 1,325
Lions Gate Entertainment Corp. Class A * 2,138 21,273
Lions Gate Entertainment Corp. Class B * 4,157 38,702
Livewire Group, Inc. * (Cayman)  885 6,399
Loop Media, Inc. * 2,041 748
Lovesac Co. * 768 17,357
Luminar Technologies, Inc. * 14,704 28,967
Madison Square Garden Entertainment
Corp. * 1,757 68,892
Malibu Boats, Inc. Class A * 670 28,998
Marine Products Corp. 446 5,240
MasterCraft Boat Holdings, Inc. * 896 21,253
Miller Industries, Inc. 44 2,204
Monarch Casino & Resort, Inc. 695 52,118
MRC Global, Inc. * 1,443 18,139
National Vision Holdings, Inc. * 260 5,762
Noodles & Co. * 2,192 4,187
ONE Group Hospitality, Inc. * 1,210 6,740
OneSpaWorld Holdings Ltd. * (Bahamas)  4,318 57,127
Oxford Industries, Inc. 588 66,091
Papa John's International, Inc. 1,327 88,378
Patrick Industries, Inc. 133 15,889
Portillo's, Inc. Class A * 2,292 32,501
Potbelly Corp. * 1,272 15,404
PriceSmart, Inc. 927 77,868
Qurate Retail, Inc. Class B * 11 50
RCI Hospitality Holdings, Inc. 470 27,260
Red Robin Gourmet Burgers, Inc. * 893 6,840
Red Rock Resorts, Inc. Class A  1,331 79,620
Rocky Brands, Inc. 24 651
Rush Street Interactive, Inc. * 3,324 21,639
Sally Beauty Holdings, Inc. * 5,231 64,969
Savers Value Village, Inc. * 699 13,477
SES AI Corp. * 990 1,663
Shake Shack, Inc. Class A * 1,963 204,211
Shyft Group, Inc. 1,824 22,654
Six Flags Entertainment Corp. * 3,003 79,039
Skyline Champion Corp. * 1,564 132,956
Sleep Number Corp. * 631 10,115
Sonos, Inc. * 6,435 122,651
Steven Madden Ltd. 3,843 162,482
Sun Country Airlines Holdings, Inc. * 1,256 18,953
Super Group SGHC Ltd. * (Guernsey)  7,343 25,333
Sweetgreen, Inc. Class A * 4,088 103,263
ThredUp, Inc. Class A * 655 1,310
Torrid Holdings, Inc. * 483 2,357
United Parks & Resorts, Inc. * 1,784 100,279
Urban Outfitters, Inc. * 1,104 47,936
Virgin Galactic Holdings, Inc. * 10,571 15,645
Visteon Corp. * 1,431 168,300
Vizio Holding Corp. Class A * 3,501 38,301

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Wabash National Corp. 2,382 $ 71,317
Warby Parker, Inc. Class A * 4,561 62,075
Wolverine World Wide, Inc. 3,583 40,165
Workhorse Group, Inc. * 1,173 275
XPEL, Inc. * 1,170 63,203
Xponential Fitness, Inc. Class A * 1,025 16,953
7,154,155
Consumer, Non-Cyclical - 29.8%
spacing
4D Molecular Therapeutics, Inc. * 161 5,129
89bio, Inc. * 4,101 47,736
ACADIA Pharmaceuticals, Inc. * 6,362 117,633
Accolade, Inc. * 3,448 36,135
Accuray, Inc. * 4,398 10,863
ACELYRIN, Inc. * 1,699 11,468
Aclaris Therapeutics, Inc. * 4,069 5,046
Actinium Pharmaceuticals, Inc. * 1,373 10,751
AdaptHealth Corp. * 2,642 30,409
Adaptive Biotechnologies Corp. * 4,361 13,999
Addus HomeCare Corp. * 375 38,753
ADMA Biologics, Inc. * 5,714 37,712
Aerovate Therapeutics, Inc. * 600 17,742
Agenus, Inc. * 3,110 1,804
Agiliti, Inc. * 1,360 13,763
AirSculpt Technologies, Inc. * 710 4,359
Akero Therapeutics, Inc. * 3,195 80,706
Akoya Biosciences, Inc. * 1,108 5,197
Alarm.com Holdings, Inc. * 2,490 180,450
Aldeyra Therapeutics, Inc. * 2,625 8,584
Alector, Inc. * 3,746 22,551
Alkermes PLC * 8,598 232,748
Alphatec Holdings, Inc. * 2,032 28,021
Alpine Immune Sciences, Inc. * 1,065 42,217
Alta Equipment Group, Inc. 1,188 15,385
Amicus Therapeutics, Inc. * 15,127 178,196
AMN Healthcare Services, Inc. * 1,974 123,395
Amphastar Pharmaceuticals, Inc. * 1,957 85,932
Amylyx Pharmaceuticals, Inc. * 2,731 7,756
AnaptysBio, Inc. * 791 17,813
Anavex Life Sciences Corp. * 3,817 19,429
ANI Pharmaceuticals, Inc. * 593 40,994
API Group Corp. * 7,324 287,613
Apogee Therapeutics, Inc. * 977 64,922
Arbutus Biopharma Corp. * 4,333 11,179
Arcellx, Inc. * 1,991 138,474
Arcturus Therapeutics Holdings, Inc. * 112 3,782
Arcus Biosciences, Inc. * 897 16,935
Arcutis Biotherapeutics, Inc. * 4,055 40,185
Ardelyx, Inc. * 7,845 57,269
Arlo Technologies, Inc. * 4,088 51,713
ArriVent Biopharma, Inc. * 228 4,072
Arrowhead Pharmaceuticals, Inc. * 6,028 172,401
ARS Pharmaceuticals, Inc. * 319 3,260
Artivion, Inc. * 337 7,131
Arvinas, Inc. * 2,462 101,631
Astrana Health, Inc. * 2,249 94,436
Astria Therapeutics, Inc. * 2,267 31,908
Atara Biotherapeutics, Inc. * 408 283
AtriCure, Inc. * 1,739 52,900
Atrion Corp. 71 32,912
Aurinia Pharmaceuticals, Inc. * (Canada)  6,883 34,484
Aveanna Healthcare Holdings, Inc. * 324 807
Avid Bioservices, Inc. * 3,156 21,145
Avita Medical, Inc. * 1,352 21,673
a Shares Value
Axogen, Inc. * 2,212 $ 17,851
Axonics, Inc. * 2,578 177,805
Axsome Therapeutics, Inc. * 1,849 147,550
Barrett Business Services, Inc. 311 39,410
Beam Therapeutics, Inc. * 3,526 116,499
Beauty Health Co. * 4,085 18,137
BellRing Brands, Inc. * 1,833 108,202
Beyond Air, Inc. * 1,269 2,208
Beyond Meat, Inc. * 3,201 26,504
BioCryst Pharmaceuticals, Inc. * 7,285 37,008
BioLife Solutions, Inc. * 1,709 31,702
Biomea Fusion, Inc. * 968 14,472
Biote Corp. Class A * 329 1,908
BioVie, Inc. * 337 178
Bioxcel Therapeutics, Inc. * 1,077 3,037
Blueprint Medicines Corp. * 3,158 299,568
BRC, Inc. Class A * 1,958 8,380
Bridgebio Pharma, Inc. * 4,215 130,328
Bright Green Corp. * 3,410 831
BrightSpring Health Services, Inc. * 1,761 19,142
Brink's Co. 2,321 214,414
Cabaletta Bio, Inc. * 1,551 26,460
Cadiz, Inc. * 2,313 6,708
Cal-Maine Foods, Inc. 2,000 117,700
Calavo Growers, Inc. 894 24,862
Cargo Therapeutics, Inc. * 506 11,294
Carriage Services, Inc. 715 19,334
Cartesian Therapeutics, Inc. * 1,685 1,095
Cass Information Systems, Inc. 648 31,214
Cassava Sciences, Inc. * 2,041 41,412
Castle Biosciences, Inc. * 529 11,717
Catalyst Pharmaceuticals, Inc. * 5,770 91,974
CBIZ, Inc. * 2,500 196,250
Celldex Therapeutics, Inc. * 833 34,961
Cerevel Therapeutics Holdings, Inc. * 3,713 156,949
Cerus Corp. * 9,474 17,906
CG oncology, Inc. * 547 24,013
Chefs' Warehouse, Inc. * 1,830 68,918
Chegg, Inc. * 5,035 38,115
Cimpress PLC * (Ireland)  526 46,556
Citius Pharmaceuticals, Inc. * 1,523 1,367
Cleanspark, Inc. * 1,249 26,491
ClearPoint Neuro, Inc. * 1,191 8,099
Coca-Cola Consolidated, Inc. 248 209,910
Cogent Biosciences, Inc. * 2,370 15,926
Coherus Biosciences, Inc. * 4,383 10,475
Collegium Pharmaceutical, Inc. * 1,689 65,567
Compass Therapeutics, Inc. * 595 1,178
CompoSecure, Inc. * 780 5,639
CONMED Corp. 1,590 127,327
Corcept Therapeutics, Inc. * 4,224 106,403
CorMedix, Inc. * 2,793 11,842
CorVel Corp. * 451 118,595
Coursera, Inc. * 6,865 96,247
CPI Card Group, Inc. * 242 4,322
CRA International, Inc. 350 52,353
Crinetics Pharmaceuticals, Inc. * 575 26,916
Cross Country Healthcare, Inc. * 209 3,912
Cue Biopharma, Inc. * 1,916 3,621
Custom Truck One Source, Inc. * 2,954 17,192
Cutera, Inc. * 129 190
CVRx, Inc. * 462 8,413
Cytek Biosciences, Inc. * 6,216 41,709
Cytokinetics, Inc. * 4,568 320,263

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Day One Biopharmaceuticals, Inc. * 2,938 $ 48,536
Deciphera Pharmaceuticals, Inc. * 1,025 16,123
Denali Therapeutics, Inc. * 6,197 127,162
Disc Medicine, Inc. * 449 27,955
Distribution Solutions Group, Inc. * 471 16,711
DocGo, Inc. * 4,019 16,237
Dole PLC 2,141 25,542
Duckhorn Portfolio, Inc. * 455 4,236
Dynavax Technologies Corp. * 5,622 69,769
Dyne Therapeutics, Inc. * 890 25,267
elf Beauty, Inc. * 2,804 549,668
Embecta Corp. 343 4,552
Enanta Pharmaceuticals, Inc. * 180 3,143
Ensign Group, Inc. 2,830 352,109
European Wax Center, Inc. Class A * 1,724 22,378
EVERTEC, Inc. 3,387 135,141
Evolus, Inc. * 2,159 30,226
Eyenovia, Inc. * 1,506 1,485
EyePoint Pharmaceuticals, Inc. * 1,050 21,704
Fennec Pharmaceuticals, Inc. * (Canada)  268 2,980
First Advantage Corp. 259 4,201
FiscalNote Holdings, Inc. * 797 1,060
Flywire Corp. * 5,520 136,951
Foghorn Therapeutics, Inc. * 1,033 6,931
Forrester Research, Inc. * 583 12,569
Franklin Covey Co. * 591 23,203
Genelux Corp. * 243 1,563
Geron Corp. * 19,734 65,122
Glaukos Corp. * 2,463 232,236
Guardant Health, Inc. * 5,856 120,809
Hackett Group, Inc. 1,228 29,840
Haemonetics Corp. * 2,596 221,569
Halozyme Therapeutics, Inc. * 6,731 273,817
Harmony Biosciences Holdings, Inc. * 1,664 55,877
Harrow, Inc. * 1,536 20,321
Harvard Bioscience, Inc. * 2,188 9,277
Healthcare Services Group, Inc. * 3,635 45,365
HealthEquity, Inc. * 4,420 360,805
Herbalife Ltd. * 3,670 36,884
Herc Holdings, Inc. 1,468 247,064
Heron Therapeutics, Inc. * 4,739 13,127
HilleVax, Inc. * 302 5,022
HireQuest, Inc. 309 4,002
Humacyte, Inc. * 2,756 8,571
Huron Consulting Group, Inc. * 967 93,432
I3 Verticals, Inc. Class A * 1,206 27,605
ICF International, Inc. 976 147,015
Ideaya Biosciences, Inc. * 2,202 96,624
Immuneering Corp. Class A * 885 2,558
ImmunityBio, Inc. * 5,447 29,250
Immunovant, Inc. * 2,801 90,500
Inari Medical, Inc. * 2,579 123,740
Information Services Group, Inc. 816 3,297
InfuSystem Holdings, Inc. * 984 8,433
Inhibrx, Inc. * 1,165 40,728
Inmode Ltd. * 4,008 86,613
Innovage Holding Corp. * 1,069 4,746
Innoviva, Inc. * 259 3,947
Insmed, Inc. * 7,172 194,576
Insperity, Inc. 1,846 202,340
Intellia Therapeutics, Inc. * 675 18,569
Inter Parfums, Inc. 954 134,047
Intra-Cellular Therapies, Inc. * 4,862 336,450
iRadimed Corp. 383 16,848
a Shares Value
iRhythm Technologies, Inc. * 1,592 $ 184,672
Ironwood Pharmaceuticals, Inc. * 3,020 26,304
Ispire Technology, Inc. * 816 5,002
J & J Snack Foods Corp. 785 113,480
Janux Therapeutics, Inc. * 54 2,033
John B Sanfilippo & Son, Inc. 463 49,041
Joint Corp. * 754 9,847
Karyopharm Therapeutics, Inc. * 6,386 9,643
Keros Therapeutics, Inc. * 1,333 88,245
Kforce, Inc. 978 68,969
KORU Medical Systems, Inc. * 1,884 4,446
Krispy Kreme, Inc. 1,385 21,100
Krystal Biotech, Inc. * 1,122 199,637
Kymera Therapeutics, Inc. * 2,116 85,063
Lancaster Colony Corp. 1,016 210,952
Lantheus Holdings, Inc. * 3,529 219,645
Laureate Education, Inc. 5,748 83,748
Legalzoom.com, Inc. * 6,941 92,593
LeMaitre Vascular, Inc. 1,021 67,754
Lexeo Therapeutics, Inc. * 240 3,763
Lexicon Pharmaceuticals, Inc. * 1,717 4,121
LifeStance Health Group, Inc. * 3,049 18,812
Ligand Pharmaceuticals, Inc. * 134 9,795
Lineage Cell Therapeutics, Inc. * 7,194 10,647
Liquidia Corp. * 1,878 27,701
LivaNova PLC * 170 9,510
Longboard Pharmaceuticals, Inc. * 448 9,677
MacroGenics, Inc. * 916 13,484
Madrigal Pharmaceuticals, Inc. * 768 205,087
MannKind Corp. * 10,932 49,522
Marathon Digital Holdings, Inc. * 11,638 262,786
Marinus Pharmaceuticals, Inc. * 2,726 24,643
Marqeta, Inc. Class A * 3,092 18,428
Matthews International Corp. Class A  406 12,619
MaxCyte, Inc. * 417 1,747
Medifast, Inc. 578 22,149
MeiraGTx Holdings PLC * 1,381 8,383
Merit Medical Systems, Inc. * 2,945 223,084
Merrimack Pharmaceuticals, Inc. * 577 8,522
Mersana Therapeutics, Inc. * 3,420 15,322
MGP Ingredients, Inc. 822 70,799
Mineralys Therapeutics, Inc. * 223 2,879
Mirum Pharmaceuticals, Inc. * 1,252 31,450
Mission Produce, Inc. * 324 3,846
ModivCare, Inc. * 686 16,087
Morphic Holding, Inc. * 1,750 61,600
Mural Oncology PLC * 964 4,714
Nano-X Imaging Ltd. * (Israel)  193 1,886
Nathan's Famous, Inc. 138 9,770
National Beverage Corp. * 1,224 58,091
National Research Corp. 721 28,559
NeoGenomics, Inc. * 629 9,888
Neumora Therapeutics, Inc. * 390 5,363
Nevro Corp. * 683 9,863
Novavax, Inc. * 4,811 22,997
Nuvalent, Inc. Class A * 1,380 103,624
Nuvectis Pharma, Inc. * 378 3,100
Ocular Therapeutix, Inc. * 5,999 54,591
Omega Therapeutics, Inc. * 1,371 5,004
Omeros Corp. * 1,410 4,865
Omnicell, Inc. * 1,122 32,796
Optinose, Inc. * 3,945 5,760
Option Care Health, Inc. * 8,691 291,496
Orchestra BioMed Holdings, Inc. * 758 3,995

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Organogenesis Holdings, Inc. * 519 $ 1,474
OrthoPediatrics Corp. * 748 21,812
Oscar Health, Inc. Class A * 602 8,952
Outlook Therapeutics, Inc. * 402 4,800
P3 Health Partners, Inc. * 2,328 2,398
Pacific Biosciences of California, Inc. * 7,429 27,859
Pacira BioSciences, Inc. * 2,352 68,725
Paragon 28, Inc. * 2,364 29,195
Patterson Cos., Inc. 917 25,355
Payoneer Global, Inc. * 13,718 66,669
PDS Biotechnology Corp. * 1,552 6,146
Pennant Group, Inc. * 1,531 30,054
PepGen, Inc. * 148 2,176
Performant Financial Corp. * 2,868 8,432
PetIQ, Inc. * 1,217 22,247
Phathom Pharmaceuticals, Inc. * 362 3,844
Phibro Animal Health Corp. Class A  296 3,827
Pliant Therapeutics, Inc. * 2,938 43,776
Prime Medicine, Inc. * 2,091 14,637
Primo Water Corp. 1,082 19,703
Priority Technology Holdings, Inc. * 1,041 3,404
PROCEPT BioRobotics Corp. * 2,094 103,485
PROG Holdings, Inc. 428 14,740
Progyny, Inc. * 4,103 156,529
ProKidney Corp. * 604 991
Protagonist Therapeutics, Inc. * 1,861 53,839
Prothena Corp. PLC * (Ireland)  2,189 54,222
PTC Therapeutics, Inc. * 3,019 87,823
Pulmonx Corp. * 1,972 18,280
Pulse Biosciences, Inc. * 297 2,587
Quanterix Corp. * 278 6,550
Quipt Home Medical Corp. * 2,151 9,400
RadNet, Inc. * 3,128 152,209
RAPT Therapeutics, Inc. * 1,082 9,716
Remitly Global, Inc. * 7,072 146,673
Reneo Pharmaceuticals, Inc. * 615 1,021
Rent the Runway, Inc. Class A * 255 88
Revance Therapeutics, Inc. * 4,707 23,158
REVOLUTION Medicines, Inc. * 5,364 172,882
Rhythm Pharmaceuticals, Inc. * 2,764 119,764
Rigel Pharmaceuticals, Inc. * 7,966 11,790
Riot Platforms, Inc. * 7,152 87,540
Rocket Pharmaceuticals, Inc. * 2,915 78,530
RxSight, Inc. * 1,479 76,287
Sabre Corp. * 4,158 10,062
Sage Therapeutics, Inc. * 2,567 48,106
Sagimet Biosciences, Inc. Class A * 564 3,057
Sana Biotechnology, Inc. * 395 3,950
Sanara Medtech, Inc. * 207 7,659
Savara, Inc. * 180 896
Scilex Holding Co. * 509 809
scPharmaceuticals, Inc. * 1,614 8,102
Select Medical Holdings Corp. 5,376 162,086
Semler Scientific, Inc. * 232 6,777
Seres Therapeutics, Inc. * 3,376 2,613
SI-BONE, Inc. * 2,017 33,018
SIGA Technologies, Inc. 2,525 21,614
Silk Road Medical, Inc. * 2,001 36,658
Simply Good Foods Co. * 4,712 160,349
SoundThinking, Inc. * 455 7,225
SP Plus Corp. * 1,012 52,847
SpringWorks Therapeutics, Inc. * 3,570 175,715
Sprouts Farmers Market, Inc. * 5,300 341,744
STAAR Surgical Co. * 2,545 97,423
a Shares Value
Sterling Check Corp. * 117 $ 1,881
StoneCo Ltd. Class A * (Brazil)  9,178 152,447
Stride, Inc. * 2,202 138,836
Summit Therapeutics, Inc. * 6,079 25,167
SunOpta, Inc. * (Canada)  4,672 32,097
Supernus Pharmaceuticals, Inc. * 2,544 86,776
Surgery Partners, Inc. * 3,555 106,046
Surmodics, Inc. * 739 21,682
Syndax Pharmaceuticals, Inc. * 3,409 81,134
Tactile Systems Technology, Inc. * 1,247 20,264
Target Hospitality Corp. * 1,657 18,012
Tela Bio, Inc. * 897 5,086
Terns Pharmaceuticals, Inc. * 1,345 8,823
TG Therapeutics, Inc. * 7,195 109,436
Transcat, Inc. * 422 47,023
TransMedics Group, Inc. * 1,646 121,705
Travere Therapeutics, Inc. * 3,515 27,101
Treace Medical Concepts, Inc. * 2,265 29,558
TreeHouse Foods, Inc. * 333 12,970
TriNet Group, Inc. 1,664 220,463
Turning Point Brands, Inc. 898 26,311
Turnstone Biologics Corp. * 345 904
Tyra Biosciences, Inc. * 288 4,723
U.S. Physical Therapy, Inc. 771 87,023
Udemy, Inc. * 4,727 51,902
UFP Technologies, Inc. * 368 92,810
Universal Technical Institute, Inc. * 317 5,053
Upbound Group, Inc. 2,604 91,687
UroGen Pharma Ltd. * 1,163 17,445
USANA Health Sciences, Inc. * 571 27,694
Utah Medical Products, Inc. 141 10,027
Utz Brands, Inc. 3,735 68,873
Vaxcyte, Inc. * 5,510 376,388
Vaxxinity, Inc. Class A * 2,443 1,753
Vector Group Ltd. 1,363 14,938
Ventyx Biosciences, Inc. * 2,526 13,893
Vera Therapeutics, Inc. * 1,006 43,379
Vericel Corp. * 2,471 128,541
Verrica Pharmaceuticals, Inc. * 1,173 6,944
Viad Corp. * 1,037 40,951
Vicarious Surgical, Inc. * 1,913 577
Viemed Healthcare, Inc. * 1,846 17,408
Viking Therapeutics, Inc. * 5,317 435,994
Vir Biotechnology, Inc. * 236 2,391
Viridian Therapeutics, Inc. * 2,028 35,510
Vita Coco Co., Inc. * 1,958 47,834
Vital Farms, Inc. * 1,646 38,270
Voyager Therapeutics, Inc. * 2,020 18,806
WD-40 Co. 706 178,837
Westrock Coffee Co. * 1,592 16,445
X4 Pharmaceuticals, Inc. * 3,572 4,965
Xencor, Inc. * 1,608 35,585
Xeris Biopharma Holdings, Inc. * 7,141 15,782
Y-mAbs Therapeutics, Inc. * 845 13,740
Zentalis Pharmaceuticals, Inc. * 2,996 47,217
Zevia PBC Class A * 840 983
ZipRecruiter, Inc. Class A * 3,466 39,824
Zynex, Inc. * 936 11,578
21,177,538
Energy - 4.6%
spacing
Alpha Metallurgical Resources, Inc. 43 14,240
Archrock, Inc. 1,289 25,355
Aris Water Solutions, Inc. Class A  122 1,726

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Array Technologies, Inc. * 7,835 $ 116,820
Atlas Energy Solutions, Inc. 151 3,416
Borr Drilling Ltd. * (Mexico)  11,387 78,001
ChampionX Corp. 10,166 364,858
Core Laboratories, Inc. 842 14,381
Crescent Energy Co. Class A  1,550 18,445
CVR Energy, Inc. 1,500 53,490
DMC Global, Inc. * 348 6,783
Empire Petroleum Corp. * 772 3,945
Eos Energy Enterprises, Inc. * 7,160 7,375
Equitrans Midstream Corp. 6,630 82,809
Evolution Petroleum Corp. 1,779 10,923
Excelerate Energy, Inc. Class A  784 12,560
Expro Group Holdings NV * 1,693 33,809
Fluence Energy, Inc. * 3,022 52,401
Golar LNG Ltd. (Cameroon)  303 7,290
HighPeak Energy, Inc. 524 8,263
Kinetik Holdings, Inc. 170 6,778
Kodiak Gas Services, Inc. 250 6,835
Kosmos Energy Ltd. * (Ghana)  23,651 140,960
Liberty Energy, Inc. 488 10,111
Magnolia Oil & Gas Corp. Class A  8,582 222,703
Matador Resources Co. 1,042 69,574
Maxeon Solar Technologies Ltd. * 1,065 3,546
Montauk Renewables, Inc. * 3,553 14,781
Nabors Industries Ltd. * 419 36,088
NextDecade Corp. * 4,079 23,169
Noble Corp. PLC 4,851 235,225
Northern Oil & Gas, Inc. 4,014 159,276
Oceaneering International, Inc. * 5,218 122,101
Par Pacific Holdings, Inc. * 1,148 42,545
Patterson-UTI Energy, Inc. 1,135 13,552
Permian Resources Corp. 2,823 49,854
ProFrac Holding Corp. Class A * 338 2,826
REX American Resources Corp. * 227 13,327
Riley Exploration Permian, Inc. 428 14,124
Shoals Technologies Group, Inc. Class A * 8,897 99,468
SilverBow Resources, Inc. * 111 3,790
Sitio Royalties Corp. Class A  1,941 47,982
Solaris Oilfield Infrastructure, Inc. Class A  162 1,405
Sunnova Energy International, Inc. * 2,777 17,023
SunPower Corp. * 4,447 13,341
Tellurian, Inc. * 1,885 1,247
TETRA Technologies, Inc. * 6,731 29,818
Tidewater, Inc. * 2,414 222,088
TPI Composites, Inc. * 2,184 6,355
VAALCO Energy, Inc. 731 5,095
Valaris Ltd. * 3,089 232,478
Vertex Energy, Inc. * 3,943 5,520
W&T Offshore, Inc. 5,495 14,562
Weatherford International PLC * 3,701 427,169
3,231,606
Financial - 6.4%
spacing
Alexander's, Inc. REIT 112 24,320
AlTi Global, Inc. * 1,218 6,894
AMERISAFE, Inc. 526 26,389
Anywhere Real Estate, Inc. * 610 3,770
Artisan Partners Asset Management, Inc.
Class A  2,323 106,324
AssetMark Financial Holdings, Inc. * 1,135 40,190
Atlanticus Holdings Corp. * 36 1,065
Axos Financial, Inc. * 344 18,590
B Riley Financial, Inc. 1,056 22,356
a Shares Value
BancFirst Corp. 176 $ 15,493
Bancorp, Inc. * 2,679 89,639
Bank of NT Butterfield & Son Ltd.
(Bermuda)  191 6,110
BayCom Corp. 51 1,051
BGC Group, Inc. Class A  8,896 69,122
Bit Digital, Inc. * (China)  749 2,150
Brightsphere Investment Group, Inc. 692 15,805
Brookfield Business Corp. Class A (Canada)  1,352 32,637
BRP Group, Inc. Class A * 3,130 90,582
Burke & Herbert Financial Services Corp. 38 2,129
Capital City Bank Group, Inc. 244 6,759
CareTrust REIT, Inc. 515 12,551
CBL & Associates Properties, Inc. REIT 1,070 24,514
Citizens Financial Services, Inc. 50 2,460
Clipper Realty, Inc. REIT 547 2,642
Coastal Financial Corp. * 587 22,817
Cohen & Steers, Inc. 1,354 104,109
Columbia Financial, Inc. * 633 10,894
Community Healthcare Trust, Inc. REIT 935 24,824
Compass, Inc. Class A * 12,580 45,288
Crawford & Co. Class A  821 7,742
Diamond Hill Investment Group, Inc. 155 23,896
eHealth, Inc. * 434 2,617
Esquire Financial Holdings, Inc. 320 15,190
Essential Properties Realty Trust, Inc. REIT 867 23,114
eXp World Holdings, Inc. 3,668 37,890
Federal Agricultural Mortgage Corp. Class C  81 15,947
Fidelis Insurance Holdings Ltd. (Bermuda)  781 15,214
First BanCorp 567 9,945
First Financial Bankshares, Inc. 6,781 222,485
Five Star Bancorp 277 6,233
Four Corners Property Trust, Inc. REIT 515 12,602
FS Bancorp, Inc. 90 3,124
FTAI Aviation Ltd. 5,182 348,749
GCM Grosvenor, Inc. Class A  1,985 19,175
Gladstone Commercial Corp. REIT 368 5,093
Goosehead Insurance, Inc. Class A * 1,120 74,614
Greene County Bancorp, Inc. 224 6,449
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  216 3,009
Hamilton Lane, Inc. Class A  1,125 126,855
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. REIT 459 13,036
HCI Group, Inc. 380 44,110
HomeTrust Bancshares, Inc. 186 5,085
International Money Express, Inc. * 1,614 36,848
Investors Title Co. 16 2,611
Kingsway Financial Services, Inc. *
(Canada)  546 4,554
Lakeland Financial Corp. 102 6,765
Lemonade, Inc. * 402 6,597
LendingTree, Inc. * 112 4,742
Marcus & Millichap, Inc. 499 17,051
Maui Land & Pineapple Co., Inc. * 369 7,993
McGrath RentCorp 1,284 158,407
Metropolitan Bank Holding Corp. * 48 1,848
Moelis & Co. Class A  1,708 96,963
MVB Financial Corp. 104 2,320
National Health Investors, Inc. REIT 220 13,823
NBT Bancorp, Inc. 218 7,996
NerdWallet, Inc. Class A * 1,697 24,946
NexPoint Residential Trust, Inc. REIT 331 10,655
NMI Holdings, Inc. Class A * 307 9,928

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Outfront Media, Inc. REIT 3,583 $ 60,159
P10, Inc. Class A  2,337 19,678
Pagseguro Digital Ltd. Class A * (Brazil)  6,354 90,735
Palomar Holdings, Inc. * 1,268 106,296
Pathward Financial, Inc. 415 20,949
Patria Investments Ltd. Class A (Cayman)  2,981 44,238
Paysign, Inc. * 1,760 6,442
PennyMac Financial Services, Inc. 90 8,198
Perella Weinberg Partners 2,269 32,061
Phillips Edison & Co., Inc. REIT 1,075 38,560
Piper Sandler Cos. 753 149,463
PJT Partners, Inc. Class A  1,240 116,882
Plumas Bancorp 55 2,024
Redfin Corp. * 5,879 39,095
Regional Management Corp. 111 2,687
RMR Group, Inc. Class A  511 12,264
Ryman Hospitality Properties, Inc. REIT 3,030 350,298
Saul Centers, Inc. REIT 524 20,169
Selective Insurance Group, Inc. 3,137 342,466
ServisFirst Bancshares, Inc. 897 59,525
Silvercrest Asset Management Group, Inc.
Class A  590 9,328
SiriusPoint Ltd. * (Bermuda)  440 5,592
Skyward Specialty Insurance Group, Inc. * 445 16,648
St. Joe Co. 1,783 103,361
Stellar Bancorp, Inc. 151 3,678
StepStone Group, Inc. Class A  2,854 102,002
Stock Yards Bancorp, Inc. 1,245 60,893
StoneX Group, Inc. * 145 10,188
Tanger, Inc. REIT 2,574 76,010
Third Coast Bancshares, Inc. * 51 1,021
Tiptree, Inc. 284 4,908
Trupanion, Inc. * 2,057 56,794
UMH Properties, Inc. REIT 506 8,217
Universal Health Realty Income Trust REIT 689 25,293
Universal Insurance Holdings, Inc. 257 5,222
Upstart Holdings, Inc. * 3,861 103,822
Victory Capital Holdings, Inc. Class A  1,266 53,716
Virtus Investment Partners, Inc. 50 12,399
Westamerica BanCorp 415 20,285
WisdomTree, Inc. 7,195 66,122
World Acceptance Corp. * 19 2,755
4,558,138
Industrial - 17.1%
spacing
374Water, Inc. * 3,321 4,184
AAON, Inc. 3,520 310,112
Advanced Energy Industries, Inc. 1,954 199,269
AeroVironment, Inc. * 1,403 215,052
Akoustis Technologies, Inc. * 4,001 2,365
Alamo Group, Inc. 525 119,873
Albany International Corp. Class A  1,418 132,597
Allient, Inc. 660 23,549
American Woodmark Corp. * 54 5,490
Amprius Technologies, Inc. * 297 787
Apogee Enterprises, Inc. 427 25,278
Applied Industrial Technologies, Inc. 2,009 396,878
ArcBest Corp. 490 69,825
Atkore, Inc. 1,934 368,156
Atmus Filtration Technologies, Inc. * 2,726 87,914
Babcock & Wilcox Enterprises, Inc. * 325 367
Badger Meter, Inc. 1,528 247,246
Bel Fuse, Inc. Class B  47 2,835
Belden, Inc. 1,339 124,005
a Shares Value
Blink Charging Co. * 1,456 $ 4,383
Bloom Energy Corp. Class A * 10,001 112,411
Bowman Consulting Group Ltd. * 556 19,343
Cactus, Inc. Class A  3,397 170,156
Cadre Holdings, Inc. 991 35,874
Casella Waste Systems, Inc. Class A * 2,932 289,887
Chart Industries, Inc. * 1,371 225,831
Comfort Systems USA, Inc. 1,840 584,586
Concrete Pumping Holdings, Inc. * 776 6,130
Construction Partners, Inc. Class A * 2,229 125,158
CryoPort, Inc. * 1,871 33,117
CSW Industrials, Inc. 802 188,149
CTS Corp. 1,605 75,098
Daseke, Inc. * 2,381 19,762
Dorian LPG Ltd. 1,036 39,845
Dycom Industries, Inc. * 1,489 213,716
Energizer Holdings, Inc. 3,723 109,605
Energy Recovery, Inc. * 2,859 45,144
Enerpac Tool Group Corp. 2,834 101,060
EnerSys 1,974 186,464
Enovix Corp. * 7,200 57,672
ESCO Technologies, Inc. 766 82,000
Eve Holding, Inc. * 1,030 5,562
Evolv Technologies Holdings, Inc. * 1,189 5,291
Exponent, Inc. 2,629 217,392
Fabrinet * (Thailand)  1,912 361,406
FARO Technologies, Inc. * 79 1,699
Federal Signal Corp. 3,115 264,370
FLEX LNG Ltd. (Norway)  1,074 27,312
Fluor Corp. * 6,901 291,774
Forward Air Corp. 1,317 40,972
Franklin Electric Co., Inc. 2,394 255,703
Frontdoor, Inc. * 4,202 136,901
GATX Corp. 109 14,609
Gibraltar Industries, Inc. * 893 71,913
Gorman-Rupp Co. 238 9,413
GrafTech International Ltd. 5,019 6,926
Granite Construction, Inc. 304 17,368
Griffon Corp. 1,227 89,988
Helios Technologies, Inc. 1,720 76,867
Hillenbrand, Inc. 3,632 182,653
Himalaya Shipping Ltd. * (Bermuda)  348 2,683
Hyster-Yale Materials Handling, Inc. 562 36,064
IES Holdings, Inc. * 440 53,522
INNOVATE Corp. * 1,103 773
Iteris, Inc. * 1,204 5,948
Itron, Inc. * 224 20,724
Janus International Group, Inc. * 4,399 66,557
Joby Aviation, Inc. * 5,036 26,993
John Bean Technologies Corp. 1,650 173,069
Kadant, Inc. 608 199,485
Karat Packaging, Inc. 349 9,985
Kimball Electronics, Inc. * 289 6,257
LanzaTech Global, Inc. * 1,211 3,748
Leonardo DRS, Inc. * 3,567 78,795
Limbach Holdings, Inc. * 90 3,728
Lindsay Corp. 572 67,302
LSI Industries, Inc. 1,095 16,556
Marten Transport Ltd. 2,392 44,204
Masonite International Corp. * 1,138 149,590
Materion Corp. 1,067 140,577
Mesa Laboratories, Inc. 276 30,286
MicroVision, Inc. * 10,181 18,733
Modine Manufacturing Co. * 1,715 163,251

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Montrose Environmental Group, Inc. * 1,451 $ 56,836
Moog, Inc. Class A  309 49,332
Mueller Industries, Inc. 2,528 136,335
Mueller Water Products, Inc. Class A  8,077 129,959
Myers Industries, Inc. 1,861 43,119
MYR Group, Inc. * 855 151,121
Napco Security Technologies, Inc. 1,723 69,196
NEXTracker, Inc. Class A * 6,538 367,893
Novanta, Inc. * 1,860 325,072
NuScale Power Corp. * 2,971 15,776
NV5 Global, Inc. * 646 63,314
NVE Corp. 210 18,938
O-I Glass, Inc. * 6,876 114,073
Omega Flex, Inc. 169 11,987
OSI Systems, Inc. * 835 119,255
PAM Transportation Services, Inc. * 54 875
Plexus Corp. * 1,260 119,473
Primoris Services Corp. 169 7,194
Pure Cycle Corp. * 1,044 9,918
PureCycle Technologies, Inc. * 1,140 7,091
Redwire Corp. * 237 1,040
Rocket Lab USA, Inc. * 14,553 59,813
RXO, Inc. * 5,254 114,905
Ryerson Holding Corp. 106 3,551
Sanmina Corp. * 157 9,762
Sight Sciences, Inc. * 1,212 6,399
Simpson Manufacturing Co., Inc. 2,231 457,757
SKYX Platforms Corp. * 3,106 4,069
SPX Technologies, Inc. * 1,895 233,331
Standex International Corp. 498 90,746
Sterling Infrastructure, Inc. * 1,362 150,242
Stoneridge, Inc. * 244 4,499
Sturm Ruger & Co., Inc. 827 38,166
Tennant Co. 505 61,413
Terex Corp. 2,003 128,993
Thermon Group Holdings, Inc. * 212 6,937
Transphorm, Inc. * 1,727 8,480
Trinity Industries, Inc. 779 21,695
UFP Industries, Inc. 475 58,430
Vicor Corp. * 1,137 43,479
Watts Water Technologies, Inc. Class A  1,421 302,034
Werner Enterprises, Inc. 440 17,213
Xometry, Inc. Class A * 166 2,804
Zurn Elkay Water Solutions Corp. 1,523 50,975
12,151,612
Technology - 21.3%
spacing
8x8, Inc. * 6,626 17,890
ACI Worldwide, Inc. * 4,865 161,567
ACM Research, Inc. Class A * 388 11,306
ACV Auctions, Inc. Class A * 6,601 123,901
Adeia, Inc. 4,840 52,853
Aehr Test Systems * 1,458 18,079
Agilysys, Inc. * 1,051 88,557
Alignment Healthcare, Inc. * 4,566 22,647
Alkami Technology, Inc. * 2,073 50,934
Altair Engineering, Inc. Class A * 2,852 245,700
Ambarella, Inc. * 1,218 61,838
American Software, Inc. Class A  1,380 15,801
Amplitude, Inc. Class A * 3,652 39,734
Appfolio, Inc. Class A * 998 246,247
Appian Corp. Class A * 2,133 85,213
Asana, Inc. Class A * 4,257 65,941
ASGN, Inc. * 634 66,418
a Shares Value
Asure Software, Inc. * 134 $ 1,043
Atomera, Inc. * 858 5,285
AvePoint, Inc. * 7,726 61,190
AvidXchange Holdings, Inc. * 7,184 94,470
Axcelis Technologies, Inc. * 1,691 188,580
Bandwidth, Inc. Class A * 245 4,474
BigBear.ai Holdings, Inc. * 2,682 5,498
BigCommerce Holdings, Inc. * 3,621 24,949
Blackbaud, Inc. * 2,263 167,779
Blackline, Inc. * 2,956 190,899
Box, Inc. Class A * 7,322 207,359
Braze, Inc. Class A * 2,782 123,243
C3.ai, Inc. Class A * 3,264 88,356
Cantaloupe, Inc. * 1,873 12,043
CEVA, Inc. * 1,100 24,981
Clear Secure, Inc. Class A  4,315 91,780
Climb Global Solutions, Inc. 190 13,467
CommVault Systems, Inc. * 2,165 219,596
Consensus Cloud Solutions, Inc. * 629 9,976
CoreCard Corp. * 402 4,442
Corsair Gaming, Inc. * 2,024 24,976
Cricut, Inc. Class A  2,392 11,386
CSG Systems International, Inc. 1,543 79,526
Daily Journal Corp. * 13 4,701
Definitive Healthcare Corp. * 877 7,077
Digi International, Inc. * 1,613 51,503
Digimarc Corp. * 767 20,847
Digital Turbine, Inc. * 1,381 3,618
DigitalOcean Holdings, Inc. * 3,181 121,451
Diodes, Inc. * 1,836 129,438
Domo, Inc. Class B * 1,661 14,816
Donnelley Financial Solutions, Inc. * 918 56,925
Duolingo, Inc. * 1,537 339,031
eGain Corp. * 1,185 7,643
Enfusion, Inc. Class A * 2,014 18,630
Envestnet, Inc. * 2,604 150,798
Everbridge, Inc. * 2,132 74,258
EverCommerce, Inc. * 1,017 9,580
Evolent Health, Inc. Class A * 5,830 191,166
ExlService Holdings, Inc. * 8,400 267,120
Expensify, Inc. Class A * 2,897 5,330
Fastly, Inc. Class A * 5,288 68,585
FormFactor, Inc. * 4,011 183,022
Freshworks, Inc. Class A * 8,417 153,274
Grid Dynamics Holdings, Inc. * 2,281 28,034
Health Catalyst, Inc. * 1,571 11,830
IBEX Holdings Ltd. * 504 7,777
Impinj, Inc. * 1,212 155,633
Innodata, Inc. * 1,386 9,148
Insight Enterprises, Inc. * 1,465 271,787
Inspired Entertainment, Inc. * 1,218 12,009
Instructure Holdings, Inc. * 1,041 22,257
Intapp, Inc. * 2,071 71,035
Integral Ad Science Holding Corp. * 3,487 34,765
inTEST Corp. * 603 7,990
IonQ, Inc. * 1,309 13,077
Jamf Holding Corp. * 3,669 67,326
Kaltura, Inc. * 4,655 6,284
Kulicke & Soffa Industries, Inc. (Singapore)  2,022 101,727
LivePerson, Inc. * 4,512 4,500
MACOM Technology Solutions Holdings,
Inc. * 2,880 275,443
Maximus, Inc. 3,163 265,376
MaxLinear, Inc. * 3,950 73,747

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
MeridianLink, Inc. * 957 $ 17,896
MicroStrategy, Inc. Class A * 772 1,315,920
Mitek Systems, Inc. * 2,192 30,907
Model N, Inc. * 2,044 58,193
N-Able, Inc. * 3,225 42,151
Navitas Semiconductor Corp. * 923 4,403
NextNav, Inc. * 2,853 18,773
Olo, Inc. Class A * 2,983 16,377
OneSpan, Inc. * 1,969 22,899
Onto Innovation, Inc. * 2,182 395,117
Outset Medical, Inc. * 2,742 6,087
PagerDuty, Inc. * 4,639 105,213
PAR Technology Corp. * 129 5,851
Parsons Corp. * 991 82,203
PDF Solutions, Inc. * 1,594 53,670
Phreesia, Inc. * 2,753 65,879
Pitney Bowes, Inc. 6,619 28,660
Planet Labs PBC * 8,099 20,652
PlayAGS, Inc. * 1,842 16,541
Power Integrations, Inc. 2,947 210,858
PowerSchool Holdings, Inc. Class A * 2,918 62,124
Presto Automation, Inc. * 82 14
Privia Health Group, Inc. * 5,827 114,151
Progress Software Corp. 2,301 122,666
PROS Holdings, Inc. * 1,671 60,707
PubMatic, Inc. Class A * 340 8,065
Qualys, Inc. * 1,932 322,393
Rambus, Inc. * 5,598 346,012
Rapid7, Inc. * 3,151 154,525
Red Violet, Inc. * 625 12,219
Rimini Street, Inc. * 2,599 8,473
Sapiens International Corp. NV (Israel)  1,587 51,038
Schrodinger, Inc. * 2,830 76,410
SEMrush Holdings, Inc. Class A * 1,599 21,203
Sharecare, Inc. * 1,176 903
Silicon Laboratories, Inc. * 1,651 237,282
Simulations Plus, Inc. 800 32,920
SiTime Corp. * 915 85,305
SkyWater Technology, Inc. * 985 10,017
SMART Global Holdings, Inc. * 560 14,739
SoundHound AI, Inc. Class A * 7,152 42,125
Sprout Social, Inc. Class A * 2,506 149,633
SPS Commerce, Inc. * 1,907 352,604
Super Micro Computer, Inc. * 2,642 2,668,499
Synaptics, Inc. * 169 16,488
Tenable Holdings, Inc. * 6,047 298,903
Thoughtworks Holding, Inc. * 4,991 12,627
TTEC Holdings, Inc. 1,046 10,847
Varonis Systems, Inc. * 5,655 266,746
Velo3D, Inc. * 5,079 2,314
Verint Systems, Inc. * 2,951 97,826
Veritone, Inc. * 1,677 8,821
Verra Mobility Corp. * 7,103 177,362
Viant Technology, Inc. Class A * 851 9,072
Vimeo, Inc. * 1,017 4,160
Weave Communications, Inc. * 1,778 20,411
Workiva, Inc. * 2,581 218,869
Yext, Inc. * 5,412 32,634
Zeta Global Holdings Corp. Class A * 7,289 79,669
Zuora, Inc. Class A * 6,944 63,329
15,140,837
Utilities - 1.2%
spacing
Ameresco, Inc. Class A * 1,633 39,404
a Shares Value
American States Water Co. 1,925 $ 139,062
Artesian Resources Corp. Class A  336 12,469
Brookfield Infrastructure Corp.
Class A (Canada)  695 25,048
California Water Service Group 944 43,877
Chesapeake Utilities Corp. 739 79,295
Consolidated Water Co. Ltd. (Cayman)  254 7,445
FTC Solar, Inc. * 3,571 1,925
Genie Energy Ltd. Class B  516 7,781
Global Water Resources, Inc. 580 7,447
MGE Energy, Inc. 967 76,122
Middlesex Water Co. 904 47,460
New Jersey Resources Corp. 2,647 113,583
Ormat Technologies, Inc. 1,798 119,010
Otter Tail Corp. 1,131 97,718
PNM Resources, Inc. 466 17,540
Unitil Corp. 233 12,198
York Water Co. 749 27,166
874,550
Total Common Stocks
    (Cost $60,139,905) 69,452,695
EXCHANGE-TRADED FUNDS - 1.8%
iShares Russell 2000 Growth 4,825 1,306,610
a
Total Exchange-Traded Funds
    (Cost $1,267,720) 1,306,610
Principal
Amount
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$426,314; collateralized by U.S. Treasury
Bonds: 3.375% due 08/15/42 and value
$434,664) $ 426,080 426,080
Total Short-Term Investments
(Cost $426,080) 426,080
TOTAL INVESTMENTS - 100.2%
(Cost $61,834,112) 71,186,180
DERIVATIVES - 0.0% 12,306
OTHER ASSETS & LIABILITIES, NET - (0.2%) (148,112)
NET ASSETS - 100.0% $ 71,050,374

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $795 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 06/24 31 $ 320,309 $ 332,615 $ 12,306
a
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 795 $ – $ – $ 795
Common Stocks
Basic Materials 2,665,548 2,665,548 – –
Communications 2,498,711 2,498,711 – –
Consumer, Cyclical 7,154,155 7,154,155 – –
Consumer, Non-Cyclical 21,177,538 21,176,729 809 –
Energy 3,231,606 3,231,606 – –
Financial 4,558,138 4,558,138 – –
Industrial 12,151,612 12,151,612 – –
Technology 15,140,837 15,140,837 – –
Utilities 874,550 874,550 – –
Total Common Stocks 69,452,695 69,451,886 809 –
Exchange-Traded Funds 1,306,610 1,306,610 – –
Short-Term Investments 426,080 – 426,080 –
Derivatives:
Equity Contracts
Futures 12,306 12,306 – –
Total $ 71,198,486 $ 70,770,802 $ 426,889 $ 795

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent
Value Rights * ± Ω 2,612 $ 1,149
Contra Aduro Biotechnologies, Inc. -
Contingent Value Rights * ± Ω 123 62
Icosavax, Inc. - Contingent Value Rights * 1,865 578
OmniAb, Inc. $12.50 - Earn Out Shares *
± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out Shares *
± Ω 588 –
1,789
Total Rights
    (Cost $1,597) 1,789
COMMON STOCKS - 97.7%
Basic Materials - 3.0%
spacing
5E Advanced Materials, Inc. * 579 776
AdvanSix, Inc. 1,678 47,991
American Vanguard Corp. 1,470 19,037
Avient Corp. 5,819 252,545
Caledonia Mining Corp. PLC (South Africa)  978 10,826
Carpenter Technology Corp. 3,148 224,830
Centrus Energy Corp. Class A * 766 31,812
Codexis, Inc. * 4,037 14,089
Coeur Mining, Inc. * 23,088 87,042
Commercial Metals Co. 7,546 443,478
Constellium SE * 3,114 68,851
Contango ORE, Inc. * 266 5,280
Dakota Gold Corp. * 1,066 2,526
Danimer Scientific, Inc. * 6,051 6,596
Ecovyst, Inc. * 4,572 50,978
Encore Energy Corp. * (Canada)  10,403 45,565
Energy Fuels, Inc. * 1,490 9,372
Glatfelter Corp. * 2,542 5,084
Haynes International, Inc. 798 47,976
HB Fuller Co. 369 29,424
Hecla Mining Co. 31,000 149,110
i-80 Gold Corp. * (Canada)  11,642 15,600
Innospec, Inc. 189 24,370
Intrepid Potash, Inc. * 694 14,477
Kaiser Aluminum Corp. 46 4,111
Koppers Holdings, Inc. 1,302 71,831
Kronos Worldwide, Inc. 1,369 16,154
Mativ Holdings, Inc. 3,507 65,756
Minerals Technologies, Inc. 2,093 157,561
Oil-Dri Corp. of America 234 17,447
Origin Materials, Inc. * 7,029 3,585
Perimeter Solutions SA * 9,800 72,716
Piedmont Lithium, Inc. * 754 10,043
Radius Recycling, Inc. 1,648 34,822
Rayonier Advanced Materials, Inc. * 3,917 18,723
Rogers Corp. * 291 34,539
Stepan Co. 1,211 109,038
Trinseo PLC 2,218 8,384
Tronox Holdings PLC 7,532 130,680
Uranium Energy Corp. * 24,665 166,489
Valhi, Inc. 160 2,749
Worthington Steel, Inc. 1,964 70,409
2,602,672
a Shares Value
Communications - 2.9%
spacing
1-800-Flowers.com, Inc. Class A * 1,636 $ 17,718
ADTRAN Holdings, Inc. 5,031 27,369
Advantage Solutions, Inc. * 5,393 23,352
Allbirds, Inc. Class A * 5,467 3,795
AMC Networks, Inc. Class A * 1,933 23,447
Anterix, Inc. * 69 2,319
ATN International, Inc. 701 22,085
Aviat Networks, Inc. * 767 29,407
BARK, Inc. * 8,330 10,329
Beyond, Inc. * 2,898 104,067
Blacksky Technology, Inc. * 8,137 11,066
Blade Air Mobility, Inc. * 3,638 10,368
Boston Omaha Corp. Class A * 1,495 23,113
Bumble, Inc. Class A * 6,482 73,571
Cardlytics, Inc. * 2,441 35,370
Clear Channel Outdoor Holdings, Inc. * 24,126 39,808
Cogent Communications Holdings, Inc. 1,041 68,009
Consolidated Communications Holdings,
Inc. * 4,366 18,861
ContextLogic, Inc. Class A * 1,441 8,199
DHI Group, Inc. * 3,089 7,877
DigitalBridge Group, Inc. 7,126 137,318
DZS, Inc. * 1,420 1,874
EchoStar Corp. Class A * 7,826 111,521
ePlus, Inc. * 1,613 126,685
Eventbrite, Inc. Class A * 454 2,488
EverQuote, Inc. Class A * 106 1,967
EW Scripps Co. Class A * 2,003 7,872
Figs, Inc. Class A * 1,062 5,289
fuboTV, Inc. * 18,920 29,894
Gannett Co., Inc. * 8,828 21,540
Globalstar, Inc. * 5,969 8,774
Gogo, Inc. * 3,791 33,285
Gray Television, Inc. 5,001 31,606
HealthStream, Inc. 937 24,980
IDT Corp. Class B  204 7,713
iHeartMedia, Inc. Class A * 6,514 13,614
KVH Industries, Inc. * 1,016 5,182
Lands' End, Inc. * 1,079 11,750
Liberty Latin America Ltd. Class A * 2,445 17,042
Liberty Latin America Ltd. Class C * 8,657 60,512
Liquidity Services, Inc. * 624 11,606
Lumen Technologies, Inc. * 64,833 101,140
Magnite, Inc. * 4,999 53,739
MediaAlpha, Inc. Class A * 246 5,011
Mondee Holdings, Inc. * 381 880
NETGEAR, Inc. * 1,850 29,175
Nextdoor Holdings, Inc. * 4,147 9,331
Open Lending Corp. Class A * 627 3,925
Opendoor Technologies, Inc. * 33,871 102,629
Preformed Line Products Co. 87 11,194
Ribbon Communications, Inc. * 5,480 17,536
Scholastic Corp. 1,658 62,523
Shenandoah Telecommunications Co. 3,086 53,604
Sinclair, Inc. 1,748 23,546
Solo Brands, Inc. Class A * 386 838
Sphere Entertainment Co. * 1,688 82,847
Spok Holdings, Inc. 1,206 19,236
Squarespace, Inc. Class A * 2,519 91,792
Stagwell, Inc. * 5,139 31,965
Stitch Fix, Inc. Class A * 3,128 8,258
TEGNA, Inc. 12,710 189,887

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Telephone & Data Systems, Inc. 6,365 $ 101,967
Terran Orbital Corp. * 5,328 6,980
Thryv Holdings, Inc. * 1,965 43,682
TrueCar, Inc. * 5,565 18,865
Tucows, Inc. Class A * 405 7,517
Urban One, Inc. * 1,483 3,507
Value Line, Inc. 9 365
Viavi Solutions, Inc. * 2,511 22,825
Vivid Seats, Inc. Class A * 3,283 19,665
WideOpenWest, Inc. * 3,152 11,410
Ziff Davis, Inc. * 2,247 141,651
2,510,132
Consumer, Cyclical - 12.8%
spacing
A-Mark Precious Metals, Inc. 1,266 38,854
Abercrombie & Fitch Co. Class A * 1,513 189,624
Adient PLC * 5,867 193,142
Aeva Technologies, Inc. * 943 3,706
Allegiant Travel Co. 912 68,592
American Axle & Manufacturing Holdings,
Inc. * 7,342 54,037
American Eagle Outfitters, Inc. 9,101 234,715
America's Car-Mart, Inc. * 375 23,951
Asbury Automotive Group, Inc. * 1,331 313,823
Aurora Innovation, Inc. * 22,716 64,059
Bally's Corp. * 922 12,853
Beacon Roofing Supply, Inc. * 3,647 357,479
Beazer Homes USA, Inc. * 1,870 61,336
Big 5 Sporting Goods Corp. 1,348 4,745
Big Lots, Inc. 1,765 7,642
Biglari Holdings, Inc. Class B * 44 8,346
BJ's Restaurants, Inc. * 522 18,886
Blue Bird Corp. * 1,656 63,491
BlueLinx Holdings, Inc. * 543 70,720
Bowlero Corp. Class A  234 3,206
Brinker International, Inc. * 256 12,718
Build-A-Bear Workshop, Inc. 150 4,480
Caleres, Inc. 2,181 89,486
Carrols Restaurant Group, Inc. 2,367 22,510
Carvana Co. * 3,708 325,970
Cato Corp. Class A  1,034 5,966
Century Casinos, Inc. * 415 1,311
Century Communities, Inc. 1,827 176,305
Children's Place, Inc. * 790 9,117
Chuy's Holdings, Inc. * 201 6,780
Cinemark Holdings, Inc. * 1,134 20,378
Clarus Corp. 1,653 11,158
Clean Energy Fuels Corp. * 11,380 30,498
Commercial Vehicle Group, Inc. * 1,871 12,031
CompX International, Inc. 120 4,116
Cooper-Standard Holdings, Inc. * 729 12,072
Daktronics, Inc. * 2,524 25,139
Dana, Inc. 8,416 106,883
Denny's Corp. * 884 7,921
Designer Brands, Inc. Class A  2,673 29,216
Destination XL Group, Inc. * 3,893 14,015
Dine Brands Global, Inc. 106 4,927
Dream Finders Homes, Inc. Class A * 905 39,576
Duluth Holdings, Inc. Class B * 878 4,302
El Pollo Loco Holdings, Inc. * 1,778 17,318
Empire Resorts, Inc. (Escrow) * ± Ω 81 –
Escalade, Inc. 552 7,590
Ethan Allen Interiors, Inc. 1,475 50,991
Everi Holdings, Inc. * 1,866 18,753
a Shares Value
EVgo, Inc. * 5,542 $ 13,910
EVI Industries, Inc. 90 2,241
First Watch Restaurant Group, Inc. * 800 19,696
Foot Locker, Inc. 5,281 150,508
Forestar Group, Inc. * 1,188 47,746
Fossil Group, Inc. * 3,528 3,599
Full House Resorts, Inc. * 278 1,548
Funko, Inc. Class A * 724 4,518
G-III Apparel Group Ltd. * 2,653 76,964
Genesco, Inc. * 748 21,049
Global Industrial Co. 179 8,016
GMS, Inc. * 1,738 169,177
Goodyear Tire & Rubber Co. * 18,117 248,746
Green Brick Partners, Inc. * 1,123 67,638
Group 1 Automotive, Inc. 878 256,578
GrowGeneration Corp. * 3,595 10,282
Guess?, Inc. 1,599 50,321
Hanesbrands, Inc. * 7,611 44,144
Haverty Furniture Cos., Inc. 952 32,482
Hawaiian Holdings, Inc. * 3,267 43,549
Hibbett, Inc. 135 10,369
HNI Corp. 2,683 121,084
Holley, Inc. * 3,251 14,499
Hooker Furnishings Corp. 712 17,095
Hovnanian Enterprises, Inc. Class A * 310 48,651
Hudson Technologies, Inc. * 2,428 26,732
Hyliion Holdings Corp. * 8,964 15,777
indie Semiconductor, Inc. Class A * (China)  610 4,319
Interface, Inc. 3,627 61,006
iRobot Corp. * 191 1,673
J Jill, Inc. * 319 10,198
JAKKS Pacific, Inc. * 454 11,214
JetBlue Airways Corp. * 21,598 160,257
Johnson Outdoors, Inc. Class A  361 16,646
KB Home 4,383 310,667
La-Z-Boy, Inc. 2,781 104,621
Landsea Homes Corp. * 1,328 19,296
Lazydays Holdings, Inc. * 494 1,991
LCI Industries 996 122,568
Leslie's, Inc. * 10,425 67,762
LGI Homes, Inc. * 1,233 143,484
Life Time Group Holdings, Inc. * 2,029 31,490
Light & Wonder, Inc. * 3,079 314,335
Lindblad Expeditions Holdings, Inc. * 1,972 18,399
Lions Gate Entertainment Corp. Class A * 1,515 15,074
Lions Gate Entertainment Corp. Class B * 2,164 20,147
M/I Homes, Inc. * 1,734 236,327
Madison Square Garden Entertainment
Corp. * 380 14,900
Malibu Boats, Inc. Class A * 475 20,558
Marcus Corp. 1,512 21,561
MarineMax, Inc. * 1,355 45,067
MDC Holdings, Inc. 3,854 242,455
Meritage Homes Corp. 2,343 411,103
Methode Electronics, Inc. 2,252 27,429
Microvast Holdings, Inc. * 14,382 12,038
Miller Industries, Inc. 666 33,367
MillerKnoll, Inc. 4,744 117,461
Movado Group, Inc. 987 27,567
MRC Global, Inc. * 3,512 44,146
National Vision Holdings, Inc. * 4,634 102,689
Nikola Corp. * 47,497 49,397
Nu Skin Enterprises, Inc. Class A  3,158 43,675
ODP Corp. * 2,038 108,116

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
OneWater Marine, Inc. Class A * 707 $ 19,902
OPENLANE, Inc. * 6,909 119,526
Oxford Industries, Inc. 239 26,864
Papa John's International, Inc. 457 30,436
Patrick Industries, Inc. 1,181 141,094
PC Connection, Inc. 748 49,316
PetMed Express, Inc. 1,357 6,500
PriceSmart, Inc. 474 39,816
Purple Innovation, Inc. 3,372 5,867
Red Rock Resorts, Inc. Class A  1,400 83,748
Reservoir Media, Inc. * 1,275 10,111
Resideo Technologies, Inc. * 9,415 211,084
REV Group, Inc. 2,076 45,859
Rocky Brands, Inc. 399 10,825
Rush Enterprises, Inc. Class A  3,851 206,106
Rush Enterprises, Inc. Class B  625 33,306
Sally Beauty Holdings, Inc. * 377 4,682
Savers Value Village, Inc. * 800 15,424
ScanSource, Inc. * 1,592 70,112
SES AI Corp. * 7,068 11,874
Shoe Carnival, Inc. 1,142 41,843
Signet Jewelers Ltd. (NYSE) 2,799 280,096
Six Flags Entertainment Corp. * 1,012 26,636
Skyline Champion Corp. * 1,516 128,875
SkyWest, Inc. * 2,605 179,953
Sleep Number Corp. * 621 9,955
Snap One Holdings Corp. * 1,149 9,904
Solid Power, Inc. * 9,665 19,620
Sonic Automotive, Inc. Class A  936 53,296
Spirit Airlines, Inc. 6,927 33,527
Sportsman's Warehouse Holdings, Inc. * 2,642 8,217
Standard Motor Products, Inc. 1,299 43,581
Steelcase, Inc. Class A  5,964 78,009
Sun Country Airlines Holdings, Inc. * 1,279 19,300
Sweetgreen, Inc. Class A * 1,179 29,782
Taylor Morrison Home Corp. * 6,667 414,487
ThredUp, Inc. Class A * 3,742 7,484
Tile Shop Holdings, Inc. * 1,923 13,519
Tilly's, Inc. Class A * 1,303 8,860
Titan International, Inc. * 3,329 41,479
Titan Machinery, Inc. * 1,284 31,856
Topgolf Callaway Brands Corp. * 9,235 149,330
Traeger, Inc. * 2,493 6,307
Tri Pointe Homes, Inc. * 6,168 238,455
UniFirst Corp. 963 167,013
United Homes Group, Inc. * 332 2,321
United Parks & Resorts, Inc. * 103 5,790
Urban Outfitters, Inc. * 2,723 118,233
Vera Bradley, Inc. * 1,701 11,567
Virgin Galactic Holdings, Inc. * 9,662 14,300
Vista Outdoor, Inc. * 3,702 121,352
Vizio Holding Corp. Class A * 580 6,345
VOXX International Corp. * 866 7,067
VSE Corp. 855 68,400
Weyco Group, Inc. 379 12,083
Winmark Corp. 186 67,276
Winnebago Industries, Inc. 1,817 134,458
Wolverine World Wide, Inc. 510 5,717
Workhorse Group, Inc. * 11,484 2,694
Xperi, Inc. * 2,769 33,394
Xponential Fitness, Inc. Class A * 228 3,771
Zumiez, Inc. * 974 14,795
11,198,055
a Shares Value
Consumer, Non-Cyclical - 15.5%
spacing
23andMe Holding Co. Class A * 20,622 $ 10,971
2seventy bio, Inc. * 3,364 17,997
2U, Inc. * 4,860 1,894
4D Molecular Therapeutics, Inc. * 2,346 74,744
Aadi Bioscience, Inc. * 1,143 2,675
Aaron's Co., Inc. 1,936 14,520
ABM Industries, Inc. 4,032 179,908
Acacia Research Corp. * 2,482 13,229
ACCO Brands Corp. 6,008 33,705
Accolade, Inc. * 271 2,840
ACELYRIN, Inc. * 2,535 17,111
Acrivon Therapeutics, Inc. * 554 3,961
AdaptHealth Corp. * 2,897 33,344
Adaptive Biotechnologies Corp. * 2,010 6,452
Addus HomeCare Corp. * 521 53,840
Adicet Bio, Inc. * 3,341 7,851
ADMA Biologics, Inc. * 6,380 42,108
Adtalem Global Education, Inc. * 2,503 128,654
Agenus, Inc. * 22,255 12,908
Agiliti, Inc. * 253 2,560
Agios Pharmaceuticals, Inc. * 3,556 103,977
Alico, Inc. 425 12,444
Alight, Inc. Class A * 26,693 262,926
Allakos, Inc. * 4,372 5,509
Allogene Therapeutics, Inc. * 6,281 28,076
Allovir, Inc. * 2,855 2,155
Alphatec Holdings, Inc. * 3,478 47,962
Alpine Immune Sciences, Inc. * 1,155 45,784
Altimmune, Inc. * 3,386 34,469
ALX Oncology Holdings, Inc. * 1,673 18,654
American Well Corp. Class A * 16,309 13,222
Amneal Pharmaceuticals, Inc. * 8,017 48,583
AnaptysBio, Inc. * 224 5,044
Andersons, Inc. 2,075 119,043
AngioDynamics, Inc. * 2,363 13,871
ANI Pharmaceuticals, Inc. * 236 16,315
Anika Therapeutics, Inc. * 920 23,368
Annexon, Inc. * 4,317 30,953
API Group Corp. * 4,415 173,377
Apogee Therapeutics, Inc. * 1,448 96,220
Arbutus Biopharma Corp. * 2,953 7,619
Arcturus Therapeutics Holdings, Inc. * 1,368 46,197
Arcus Biosciences, Inc. * 2,481 46,841
Ardelyx, Inc. * 5,034 36,748
Arlo Technologies, Inc. * 630 7,970
ArriVent Biopharma, Inc. * 335 5,983
ARS Pharmaceuticals, Inc. * 1,170 11,957
Artivion, Inc. * 2,089 44,203
Arvinas, Inc. * 155 6,398
Assertio Holdings, Inc. * 5,738 5,504
Astria Therapeutics, Inc. * 413 5,813
Atara Biotherapeutics, Inc. * 6,024 4,181
Atea Pharmaceuticals, Inc. * 5,227 21,117
AtriCure, Inc. * 873 26,557
Aura Biosciences, Inc. * 2,287 17,953
Avanos Medical, Inc. * 2,946 58,655
Aveanna Healthcare Holdings, Inc. * 2,909 7,243
Avidity Biosciences, Inc. * 4,742 121,016
B&G Foods, Inc. 4,998 57,177
Bakkt Holdings, Inc. * 4,370 2,009
Barrett Business Services, Inc. 26 3,295
Beam Therapeutics, Inc. * 446 14,736

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
BellRing Brands, Inc. * 6,220 $ 367,167
Benson Hill, Inc. * 11,487 2,303
Beyond Air, Inc. * 384 668
BioAtla, Inc. * 2,915 10,028
BioCryst Pharmaceuticals, Inc. * 3,091 15,702
Biohaven Ltd. * 4,394 240,308
BioLife Solutions, Inc. * 219 4,062
Biote Corp. Class A * 392 2,274
Bluebird Bio, Inc. * 12,372 15,836
BRC, Inc. Class A * 532 2,277
Bridgebio Pharma, Inc. * 2,235 69,106
BrightSpring Health Services, Inc. * 1,178 12,805
BrightView Holdings, Inc. * 2,692 32,035
Brookdale Senior Living, Inc. * 11,926 78,831
Butterfly Network, Inc. * 8,995 9,715
Cabaletta Bio, Inc. * 191 3,258
Cal-Maine Foods, Inc. 168 9,887
Cara Therapeutics, Inc. * 3,351 3,049
CareDx, Inc. * 3,286 34,799
CareMax, Inc. * 172 829
Cargo Therapeutics, Inc. * 752 16,785
Caribou Biosciences, Inc. * 5,241 26,939
Carisma Therapeutics, Inc. * 1,794 4,072
Cartesian Therapeutics, Inc. * 5,775 3,754
Cass Information Systems, Inc. 98 4,721
Castle Biosciences, Inc. * 1,004 22,239
Celcuity, Inc. * 1,111 23,998
Celldex Therapeutics, Inc. * 2,961 124,273
Central Garden & Pet Co. * 680 29,124
Central Garden & Pet Co. Class A * 3,239 119,584
Century Therapeutics, Inc. * 1,501 6,274
CG oncology, Inc. * 813 35,691
Chegg, Inc. * 1,128 8,539
Cimpress PLC * (Ireland)  499 44,166
Cipher Mining, Inc. * 2,772 14,276
Citius Pharmaceuticals, Inc. * 6,908 6,199
Cleanspark, Inc. * 10,838 229,874
Cogent Biosciences, Inc. * 2,331 15,664
Coherus Biosciences, Inc. * 1,057 2,526
Community Health Systems, Inc. * 7,745 27,108
Compass Therapeutics, Inc. * 5,320 10,534
CompoSecure, Inc. * 106 766
CoreCivic, Inc. * 7,307 114,062
CorMedix, Inc. * 570 2,417
Crinetics Pharmaceuticals, Inc. * 3,552 166,269
Cross Country Healthcare, Inc. * 1,842 34,482
Cullinan Oncology, Inc. * 1,695 28,883
Cutera, Inc. * 875 1,286
CVRx, Inc. * 134 2,440
Cytokinetics, Inc. * 452 31,690
Day One Biopharmaceuticals, Inc. * 302 4,989
Deciphera Pharmaceuticals, Inc. * 2,283 35,912
Deluxe Corp. 2,788 57,405
Design Therapeutics, Inc. * 2,117 8,532
Disc Medicine, Inc. * 45 2,802
Distribution Solutions Group, Inc. * 22 781
Dole PLC 2,021 24,111
Duckhorn Portfolio, Inc. * 2,756 25,658
Dynavax Technologies Corp. * 1,407 17,461
Dyne Therapeutics, Inc. * 2,697 76,568
Eagle Pharmaceuticals, Inc. * 688 3,605
Edgewell Personal Care Co. 3,241 125,232
Edgewise Therapeutics, Inc. * 3,689 67,287
Editas Medicine, Inc. * 5,190 38,510
a Shares Value
Embecta Corp. 3,293 $ 43,698
Emerald Holding, Inc. * 1,091 7,430
Emergent BioSolutions, Inc. * 3,326 8,415
Enanta Pharmaceuticals, Inc. * 1,164 20,323
Enhabit, Inc. * 3,118 36,325
Enliven Therapeutics, Inc. * 1,539 27,071
Ennis, Inc. 1,680 34,457
Entrada Therapeutics, Inc. * 1,417 20,079
Erasca, Inc. * 5,396 11,116
European Wax Center, Inc. Class A * 83 1,077
EyePoint Pharmaceuticals, Inc. * 1,088 22,489
Fate Therapeutics, Inc. * 5,429 39,849
Fennec Pharmaceuticals, Inc. * (Canada)  815 9,063
FibroGen, Inc. * 6,003 14,107
First Advantage Corp. 3,226 52,326
FiscalNote Holdings, Inc. * 3,530 4,695
Forafric Global PLC * (Gibraltar)  212 2,196
Fresh Del Monte Produce, Inc. 2,162 56,017
Fulgent Genetics, Inc. * 1,266 27,472
Genelux Corp. * 858 5,517
Generation Bio Co. * 2,948 11,998
GEO Group, Inc. * 7,741 109,303
Geron Corp. * 7,955 26,252
Graham Holdings Co. Class B  221 169,657
Green Dot Corp. Class A * 2,986 27,859
Gritstone bio, Inc. * 5,876 15,101
Hackett Group, Inc. 171 4,155
Hain Celestial Group, Inc. * 5,680 44,645
Healthcare Services Group, Inc. * 178 2,221
Heidrick & Struggles International, Inc. 1,302 43,825
Helen of Troy Ltd. * 1,527 175,971
Herbalife Ltd. * 1,803 18,120
Heron Therapeutics, Inc. * 1,044 2,892
HF Foods Group, Inc. * 2,381 8,333
HilleVax, Inc. * 1,346 22,384
Humacyte, Inc. * 235 731
Ideaya Biosciences, Inc. * 1,497 65,688
IGM Biosciences, Inc. * 805 7,768
Ikena Oncology, Inc. * 1,355 1,924
Immuneering Corp. Class A * 330 954
ImmunityBio, Inc. * 1,443 7,749
Inari Medical, Inc. * 236 11,323
Information Services Group, Inc. 896 3,620
Ingles Markets, Inc. Class A  907 69,549
Inhibrx, Inc. * 780 27,269
Innoviva, Inc. * 3,405 51,892
Inogen, Inc. * 1,626 13,122
Inozyme Pharma, Inc. * 3,222 24,681
Integer Holdings Corp. * 2,135 249,112
Intellia Therapeutics, Inc. * 4,932 135,679
Iovance Biotherapeutics, Inc. * 15,227 225,664
Ironwood Pharmaceuticals, Inc. * 5,271 45,910
iTeos Therapeutics, Inc. * 1,633 22,274
Janux Therapeutics, Inc. * 1,024 38,554
John Wiley & Sons, Inc. Class A  2,341 89,262
KalVista Pharmaceuticals, Inc. * 2,076 24,621
Kelly Services, Inc. Class A  2,066 51,733
Kezar Life Sciences, Inc. * 4,886 4,405
Kiniksa Pharmaceuticals Ltd. Class A * 1,996 39,381
Kodiak Sciences, Inc. * 2,208 11,614
Korn Ferry 3,342 219,770
Krispy Kreme, Inc. 3,790 57,741
Kura Oncology, Inc. * 4,529 96,604
Larimar Therapeutics, Inc. * 1,636 12,417

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Laureate Education, Inc. 1,389 $ 20,238
LENZ Therapeutics, Inc. 251 5,595
Lexeo Therapeutics, Inc. * 342 5,363
Lexicon Pharmaceuticals, Inc. * 2,918 7,003
LifeStance Health Group, Inc. * 3,209 19,800
Ligand Pharmaceuticals, Inc. * 919 67,179
Limoneira Co. 1,102 21,555
Lincoln Educational Services Corp. * 1,615 16,683
Liquidia Corp. * 867 12,788
LivaNova PLC * 3,262 182,476
LiveRamp Holdings, Inc. * 4,126 142,347
Longboard Pharmaceuticals, Inc. * 1,041 22,486
Lyell Immunopharma, Inc. * 11,506 25,658
MacroGenics, Inc. * 2,683 39,494
MannKind Corp. * 3,096 14,025
MarketWise, Inc. 2,302 3,982
Marqeta, Inc. Class A * 26,212 156,224
Matthews International Corp. Class A  1,381 42,921
MaxCyte, Inc. * 5,043 21,130
MeiraGTx Holdings PLC * 655 3,976
Mersana Therapeutics, Inc. * 2,698 12,087
MiMedx Group, Inc. * 7,411 57,065
Mineralys Therapeutics, Inc. * 898 11,593
Mission Produce, Inc. * 2,742 32,548
Monro, Inc. 1,911 60,273
Monte Rosa Therapeutics, Inc. * 1,787 12,598
Morphic Holding, Inc. * 249 8,765
Myriad Genetics, Inc. * 5,626 119,946
Nano-X Imaging Ltd. * (Israel)  2,796 27,317
National HealthCare Corp. 799 75,513
Natural Grocers by Vitamin Cottage, Inc.
Class C  591 10,668
Nature's Sunshine Products, Inc. * 844 17,530
Nautilus Biotechnology, Inc. SPAC * 3,561 10,469
Neogen Corp. * 13,996 220,857
NeoGenomics, Inc. * 7,463 117,318
Neumora Therapeutics, Inc. * 569 7,824
Nevro Corp. * 1,467 21,183
NGM Biopharmaceuticals, Inc. * 3,058 4,862
Nkarta, Inc. * 1,957 21,155
Novavax, Inc. * 1,150 5,497
Nurix Therapeutics, Inc. * 3,046 44,776
Nuvation Bio, Inc. * 8,951 32,582
Ocean Biomedical, Inc. * 525 1,987
Olema Pharmaceuticals, Inc. * 1,793 20,297
Omeros Corp. * 2,387 8,235
OmniAb, Inc. * 5,802 31,447
Omnicell, Inc. * 1,439 42,062
OPKO Health, Inc. * 24,965 29,958
OraSure Technologies, Inc. * 4,512 27,749
Organogenesis Holdings, Inc. * 4,248 12,064
ORIC Pharmaceuticals, Inc. * 2,451 33,701
Orthofix Medical, Inc. * 2,203 31,988
OrthoPediatrics Corp. * 109 3,178
Oscar Health, Inc. Class A * 9,538 141,830
Ovid therapeutics, Inc. * 3,797 11,581
Owens & Minor, Inc. * 4,776 132,343
Pacific Biosciences of California, Inc. * 7,177 26,914
Patterson Cos., Inc. 4,201 116,158
Paysafe Ltd. * 2,047 32,322
Pediatrix Medical Group, Inc. * 5,322 53,380
PepGen, Inc. * 471 6,924
Perdoceo Education Corp. 4,177 73,348
Performant Financial Corp. * 1,147 3,372
a Shares Value
PetIQ, Inc. * 263 $ 4,808
Phathom Pharmaceuticals, Inc. * 1,431 15,197
Phibro Animal Health Corp. Class A  916 11,844
PMV Pharmaceuticals, Inc. * 2,337 3,973
Poseida Therapeutics, Inc. * 4,514 14,400
Precigen, Inc. * 9,035 13,101
Prelude Therapeutics, Inc. * 1,273 6,034
Prestige Consumer Healthcare, Inc. * 3,194 231,757
Primo Water Corp. 8,656 157,626
PROG Holdings, Inc. 2,302 79,281
ProKidney Corp. * 2,077 3,406
Protagonist Therapeutics, Inc. * 1,362 39,403
Protalix BioTherapeutics, Inc. * 5,036 6,345
PTC Therapeutics, Inc. * 890 25,890
Pulse Biosciences, Inc. * 715 6,228
Quad/Graphics, Inc. 1,872 9,940
Quanex Building Products Corp. 2,119 81,433
Quanterix Corp. * 1,878 44,246
Quantum-Si, Inc. * 6,137 12,090
Rallybio Corp. * 2,065 3,820
RAPT Therapeutics, Inc. * 488 4,382
Recursion Pharmaceuticals, Inc. Class A * 8,996 89,690
REGENXBIO, Inc. * 2,595 54,677
Relay Therapeutics, Inc. * 6,092 50,564
Reneo Pharmaceuticals, Inc. * 320 531
Rent the Runway, Inc. Class A * 3,138 1,084
Repay Holdings Corp. * 5,224 57,464
Replimune Group, Inc. * 3,342 27,304
Resources Connection, Inc. 2,137 28,123
REVOLUTION Medicines, Inc. * 2,312 74,516
Rigel Pharmaceuticals, Inc. * 1,943 2,876
Riot Platforms, Inc. * 3,897 47,699
Rocket Pharmaceuticals, Inc. * 442 11,907
Sabre Corp. * 15,760 38,139
Sage Therapeutics, Inc. * 215 4,029
Sagimet Biosciences, Inc. Class A * 765 4,146
Sana Biotechnology, Inc. * 5,606 56,060
Sangamo Therapeutics, Inc. * 9,427 6,318
Savara, Inc. * 5,363 26,708
Scholar Rock Holding Corp. * 3,694 65,605
Scilex Holding Co. * 6,404 10,182
Seer, Inc. * 3,871 7,355
Seneca Foods Corp. Class A * 307 17,468
Seres Therapeutics, Inc. * 2,175 1,684
SpartanNash Co. 2,231 45,089
Sterling Check Corp. * 1,860 29,909
Stoke Therapeutics, Inc. * 1,852 25,002
StoneCo Ltd. Class A * (Brazil)  7,353 122,133
Strategic Education, Inc. 1,450 150,974
SunOpta, Inc. * (Canada)  159 1,092
Surgery Partners, Inc. * 449 13,394
Sutro Biopharma, Inc. * 4,028 22,758
Syndax Pharmaceuticals, Inc. * 850 20,230
Tango Therapeutics, Inc. * 2,863 22,732
Taro Pharmaceutical Industries Ltd. * 547 23,160
Tarsus Pharmaceuticals, Inc. * 1,838 66,811
Tejon Ranch Co. * 1,299 20,018
Tenaya Therapeutics, Inc. * 2,983 15,601
Terawulf, Inc. * 10,453 27,491
Terns Pharmaceuticals, Inc. * 947 6,212
Theravance Biopharma, Inc. * 3,124 28,022
Third Harmonic Bio, Inc. * 1,315 12,414
Travere Therapeutics, Inc. * 416 3,207
TreeHouse Foods, Inc. * 2,847 110,891

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Trevi Therapeutics, Inc. * 2,726 $ 9,405
TrueBlue, Inc. * 1,987 24,877
Turnstone Biologics Corp. * 424 1,111
Twist Bioscience Corp. * 3,726 127,839
Tyra Biosciences, Inc. * 595 9,758
United Natural Foods, Inc. * 3,758 43,179
Universal Corp. 1,552 80,269
Universal Technical Institute, Inc. * 2,039 32,502
Upbound Group, Inc. 227 7,993
UroGen Pharma Ltd. * 369 5,535
V2X, Inc. * 716 33,444
Vanda Pharmaceuticals, Inc. * 3,424 14,073
Varex Imaging Corp. * 2,550 46,155
Vector Group Ltd. 7,727 84,688
Vera Therapeutics, Inc. * 1,333 57,479
Veracyte, Inc. * 4,668 103,443
Verve Therapeutics, Inc. * 4,239 56,294
Vicarious Surgical, Inc. * 2,496 753
Vigil Neuroscience, Inc. * 1,036 3,533
Village Super Market, Inc. Class A  537 15,364
Vir Biotechnology, Inc. * 5,080 51,460
Viridian Therapeutics, Inc. * 740 12,957
Vor BioPharma, Inc. * 2,509 5,946
Waldencast PLC Class A * 1,821 11,837
WaVe Life Sciences Ltd. * 4,731 29,190
Weis Markets, Inc. 1,056 68,006
Willdan Group, Inc. * 793 22,989
WW International, Inc. * 3,498 6,471
X4 Pharmaceuticals, Inc. * 4,226 5,874
Xencor, Inc. * 1,689 37,378
XOMA Corp. * 448 10,774
Y-mAbs Therapeutics, Inc. * 1,283 20,862
Zevia PBC Class A * 733 858
Zevra Therapeutics, Inc. * 2,327 13,497
Zimvie, Inc. * 1,629 26,862
Zura Bio Ltd. * (United Kingdom)  840 2,159
Zymeworks, Inc. * 3,500 36,820
13,574,566
Energy - 9.4%
spacing
Alpha Metallurgical Resources, Inc. 692 229,170
Amplify Energy Corp. * 2,438 16,115
Arch Resources, Inc. 1,158 186,195
Archrock, Inc. 7,347 144,515
Aris Water Solutions, Inc. Class A  1,870 26,460
Atlas Energy Solutions, Inc. 945 21,376
Berry Corp. 4,838 38,946
Bristow Group, Inc. * 1,484 40,365
California Resources Corp. 4,487 247,234
Chord Energy Corp. 2,696 480,535
Civitas Resources, Inc. 5,206 395,187
CNX Resources Corp. * 10,100 239,572
Comstock Resources, Inc. 5,843 54,223
CONSOL Energy, Inc. 1,967 164,756
Core Laboratories, Inc. 1,980 33,818
Crescent Energy Co. Class A  3,148 37,461
CVR Energy, Inc. 191 6,811
Delek U.S. Holdings, Inc. 4,143 127,356
Diamond Offshore Drilling, Inc. * 6,520 88,933
DMC Global, Inc. * 893 17,405
DNOW, Inc. * 6,849 104,105
Dril-Quip, Inc. * 2,160 48,665
Energy Vault Holdings, Inc. * 6,890 12,333
Eos Energy Enterprises, Inc. * 938 966
a Shares Value
Equitrans Midstream Corp. 19,924 $ 248,851
Excelerate Energy, Inc. Class A  282 4,518
Expro Group Holdings NV * 3,552 70,933
Forum Energy Technologies, Inc. * 623 12,448
FuelCell Energy, Inc. * 30,497 36,291
FutureFuel Corp. 1,658 13,347
Gevo, Inc. * 14,804 11,380
Golar LNG Ltd. (Cameroon)  6,003 144,432
Granite Ridge Resources, Inc. 2,149 13,968
Green Plains, Inc. * 3,028 70,007
Gulfport Energy Corp. * 703 112,564
Hallador Energy Co. * 1,433 7,638
Helix Energy Solutions Group, Inc. * 9,261 100,389
Helmerich & Payne, Inc. 6,270 263,716
HighPeak Energy, Inc. 180 2,839
Kinetik Holdings, Inc. 2,052 81,813
KLX Energy Services Holdings, Inc. * 728 5,635
Kodiak Gas Services, Inc. 636 17,388
Liberty Energy, Inc. 9,951 206,185
Magnolia Oil & Gas Corp. Class A  812 21,071
Mammoth Energy Services, Inc. * 1,483 5,398
Matador Resources Co. 6,001 400,687
Maxeon Solar Technologies Ltd. * 542 1,805
Murphy Oil Corp. 9,312 425,558
Nabors Industries Ltd. * 53 4,565
NACCO Industries, Inc. Class A  288 8,698
Newpark Resources, Inc. * 4,887 35,284
Noble Corp. PLC 1,259 61,049
Northern Oil & Gas, Inc. 654 25,951
Oil States International, Inc. * 3,918 24,135
Par Pacific Holdings, Inc. * 2,197 81,421
Patterson-UTI Energy, Inc. 21,428 255,850
PBF Energy, Inc. Class A  7,071 407,077
Peabody Energy Corp. 7,241 175,667
Permian Resources Corp. 25,714 454,109
PrimeEnergy Resources Corp. * 40 4,010
ProFrac Holding Corp. Class A * 1,311 10,960
ProPetro Holding Corp. * 6,222 50,274
Ramaco Resources, Inc. Class A  1,365 22,987
Ramaco Resources, Inc. Class B  299 3,752
Ranger Energy Services, Inc. 1,024 11,561
REX American Resources Corp. * 762 44,737
Ring Energy, Inc. * 7,327 14,361
RPC, Inc. 5,365 41,525
SandRidge Energy, Inc. 1,583 23,064
SEACOR Marine Holdings, Inc. * 1,566 21,830
Seadrill Ltd. * (Norway)  2,992 150,498
Select Water Solutions, Inc. 5,144 47,479
SilverBow Resources, Inc. * 1,341 45,782
Sitio Royalties Corp. Class A  2,901 71,713
SM Energy Co. 7,435 370,635
Solaris Oilfield Infrastructure, Inc. Class A  1,693 14,678
Stem, Inc. * 9,160 20,060
SunCoke Energy, Inc. 5,374 60,565
Sunnova Energy International, Inc. * 3,670 22,497
Talos Energy, Inc. * 8,934 124,451
Tellurian, Inc. * 35,557 23,517
U.S. Silica Holdings, Inc. * 4,811 59,705
VAALCO Energy, Inc. 5,919 41,255
Vital Energy, Inc. * 1,503 78,968
Vitesse Energy, Inc. 1,567 37,185
Warrior Met Coal, Inc. 3,328 202,010
8,195,228

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Financial - 33.6%
spacing
1st Source Corp. 1,061 $ 55,618
Acadia Realty Trust REIT 6,395 108,779
ACNB Corp. 575 21,620
AFC Gamma, Inc. REIT 1,183 14,646
Alerus Financial Corp. 1,160 25,323
Alexander & Baldwin, Inc. REIT 4,705 77,491
Alpine Income Property Trust, Inc. REIT 850 12,988
Amalgamated Financial Corp. 1,133 27,192
Ambac Financial Group, Inc. * 2,858 44,671
Amerant Bancorp, Inc. 1,649 38,405
American Assets Trust, Inc. REIT 3,137 68,732
American Coastal Insurance Corp.
Class C * 1,278 13,662
American Equity Investment Life Holding
Co. * 5,072 285,148
American National Bankshares, Inc. 669 31,951
American Realty Investors, Inc. * 146 2,616
Ameris Bancorp 4,265 206,341
AMERISAFE, Inc. 604 30,303
Ames National Corp. 541 10,917
Angel Oak Mortgage, Inc. REIT 848 9,108
Anywhere Real Estate, Inc. * 6,359 39,299
Apartment Investment & Management Co.
Class A REIT * 9,419 77,142
Apollo Commercial Real Estate Finance,
Inc. REIT 9,183 102,299
Apple Hospitality REIT, Inc. 13,915 227,928
Arbor Realty Trust, Inc. REIT 11,438 151,553
ARES Commercial Real Estate Corp. REIT 3,292 24,525
Armada Hoffler Properties, Inc. REIT 4,402 45,781
ARMOUR Residential REIT, Inc. 3,148 62,236
Arrow Financial Corp. 922 23,068
Artisan Partners Asset Management, Inc.
Class A  1,108 50,713
Associated Banc-Corp. 9,769 210,131
Atlantic Union Bankshares Corp. 4,802 169,559
Atlanticus Holdings Corp. * 308 9,114
Axos Financial, Inc. * 3,074 166,119
Banc of California, Inc. 8,773 133,437
BancFirst Corp. 1,225 107,837
Banco Latinoamericano de Comercio
Exterior SA (Panama)  1,746 51,717
Bank First Corp. 589 51,049
Bank of Hawaii Corp. 2,445 152,544
Bank of Marin Bancorp 1,008 16,904
Bank of NT Butterfield & Son Ltd.
(Bermuda)  2,918 93,347
Bank7 Corp. 240 6,768
BankUnited, Inc. 4,757 133,196
Bankwell Financial Group, Inc. 360 9,338
Banner Corp. 2,154 103,392
Bar Harbor Bankshares 955 25,288
BayCom Corp. 705 14,530
BCB Bancorp, Inc. 1,001 10,460
Berkshire Hills Bancorp, Inc. 2,842 65,139
BGC Group, Inc. Class A  12,063 93,729
Bit Digital, Inc. * (China)  4,988 14,316
Blackstone Mortgage Trust, Inc.
Class A REIT 11,124 221,479
Blue Foundry Bancorp * 1,580 14,789
Blue Ridge Bankshares, Inc. 1,210 3,255
Braemar Hotels & Resorts, Inc. REIT 4,221 8,442
a Shares Value
Brandywine Realty Trust REIT 10,915 $ 52,392
Bread Financial Holdings, Inc. 3,232 120,360
Bridgewater Bancshares, Inc. * 1,307 15,213
Brightsphere Investment Group, Inc. 1,278 29,190
BrightSpire Capital, Inc. REIT 8,330 57,394
Broadstone Net Lease, Inc. REIT 12,142 190,265
Brookline Bancorp, Inc. 5,692 56,692
BRT Apartments Corp. REIT 754 12,667
Burke & Herbert Financial Services Corp. 387 21,684
Business First Bancshares, Inc. 1,538 34,267
Byline Bancorp, Inc. 1,582 34,361
C&F Financial Corp. 190 9,310
Cadence Bank 11,579 335,791
Cambridge Bancorp 490 33,398
Camden National Corp. 921 30,872
Cannae Holdings, Inc. * 4,254 94,609
Capital Bancorp, Inc. 639 13,310
Capital City Bank Group, Inc. 546 15,124
Capitol Federal Financial, Inc. 8,273 49,307
Capstar Financial Holdings, Inc. 1,272 25,567
CareTrust REIT, Inc. 6,996 170,492
Carter Bankshares, Inc. * 1,557 19,680
Cathay General Bancorp 4,421 167,246
CBL & Associates Properties, Inc. REIT 404 9,256
Centerspace REIT 976 55,769
Central Pacific Financial Corp. 1,693 33,437
Central Valley Community Bancorp 655 13,028
Chatham Lodging Trust REIT 3,244 32,797
Chemung Financial Corp. 198 8,411
Chicago Atlantic Real Estate Finance, Inc.
REIT 1,064 16,779
Chimera Investment Corp. REIT 14,700 67,767
ChoiceOne Financial Services, Inc. 500 13,675
Citizens & Northern Corp. 958 17,991
Citizens Financial Services, Inc. 212 10,430
City Holding Co. 855 89,108
City Office REIT, Inc. 2,510 13,077
Civista Bancshares, Inc. 1,025 15,764
Claros Mortgage Trust, Inc. REIT 5,848 57,076
CNB Financial Corp. 1,324 26,996
CNO Financial Group, Inc. 7,192 197,636
Codorus Valley Bancorp, Inc. 592 13,474
Colony Bankcorp, Inc. 1,088 12,512
Columbia Financial, Inc. * 1,182 20,342
Community Bank System, Inc. 3,391 162,870
Community Healthcare Trust, Inc. REIT 596 15,824
Community Trust Bancorp, Inc. 999 42,607
Compass Diversified Holdings 4,097 98,615
Compass, Inc. Class A * 2,979 10,724
ConnectOne Bancorp, Inc. 2,359 46,000
Consumer Portfolio Services, Inc. * 502 3,795
COPT Defense Properties REIT 7,288 176,151
CrossFirst Bankshares, Inc. * 2,898 40,108
CTO Realty Growth, Inc. REIT 1,360 23,052
Cushman & Wakefield PLC * 8,535 89,276
Customers Bancorp, Inc. * 1,843 97,790
CVB Financial Corp. 8,570 152,889
DiamondRock Hospitality Co. REIT 13,616 130,850
Dime Community Bancshares, Inc. 2,202 42,411
Diversified Healthcare Trust REIT 15,626 38,440
Donegal Group, Inc. Class A  1,058 14,960
Douglas Elliman, Inc. 5,541 8,755
Douglas Emmett, Inc. REIT 8,430 116,924
Dynex Capital, Inc. REIT 3,634 45,243

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Eagle Bancorp, Inc. 1,865 $ 43,809
Easterly Government Properties, Inc. REIT 6,184 71,178
Eastern Bankshares, Inc. 9,961 137,263
eHealth, Inc. * 1,366 8,237
Ellington Financial, Inc. REIT 4,792 56,594
Elme Communities REIT 5,665 78,857
Empire State Realty Trust, Inc.
Class A REIT 8,533 86,439
Employers Holdings, Inc. 1,669 75,756
Enact Holdings, Inc. 1,921 59,897
Encore Capital Group, Inc. * 1,500 68,415
Enova International, Inc. * 1,817 114,162
Enstar Group Ltd. * 768 238,664
Enterprise Bancorp, Inc. 622 16,153
Enterprise Financial Services Corp. 2,336 94,748
Equity Bancshares, Inc. Class A  933 32,067
Equity Commonwealth REIT * 6,573 124,098
Esquire Financial Holdings, Inc. 29 1,377
ESSA Bancorp, Inc. 649 11,831
Essent Group Ltd. 6,747 401,514
Essential Properties Realty Trust, Inc. REIT 8,963 238,954
Evans Bancorp, Inc. 315 9,406
F&G Annuities & Life, Inc. 1,084 43,956
Farmers & Merchants Bancorp, Inc. 822 18,322
Farmers National Banc Corp. 2,331 31,142
Farmland Partners, Inc. REIT 2,959 32,845
FB Financial Corp. 2,289 86,204
Federal Agricultural Mortgage Corp. Class C  492 96,865
Fidelis Insurance Holdings Ltd. (Bermuda)  2,934 57,154
Fidelity D&D Bancorp, Inc. 300 14,529
Finance Of America Cos., Inc. Class A * 3,068 2,255
Financial Institutions, Inc. 991 18,651
First BanCorp 9,857 172,892
First Bancorp, Inc. 691 17,026
First Bancshares, Inc. 1,960 50,862
First Bank 1,290 17,725
First Busey Corp. 3,342 80,375
First Business Financial Services, Inc. 485 18,187
First Commonwealth Financial Corp. 6,461 89,937
First Community Bankshares, Inc. 1,080 37,400
First Community Corp. 495 8,628
First Financial Bancorp 6,009 134,722
First Financial Corp. 736 28,211
First Foundation, Inc. 3,343 25,240
First Interstate BancSystem, Inc. Class A  5,335 145,165
First Merchants Corp. 3,832 133,737
First Mid Bancshares, Inc. 1,404 45,883
First of Long Island Corp. 1,365 15,138
First Western Financial, Inc. * 482 7,028
FirstCash Holdings, Inc. 2,557 92,359
Five Star Bancorp 515 11,587
Flushing Financial Corp. 1,781 22,458
Forge Global Holdings, Inc. * 7,665 14,793
Four Corners Property Trust, Inc. REIT 5,230 127,978
Franklin BSP Realty Trust, Inc. REIT 5,295 70,741
FRP Holdings, Inc. * 435 26,709
FS Bancorp, Inc. 360 12,496
FTAI Infrastructure, Inc. 6,375 40,035
Fulton Financial Corp. 10,181 161,776
FVCBankcorp, Inc. * 995 12,119
GCM Grosvenor, Inc. Class A  277 2,676
Genworth Financial, Inc. Class A * 28,932 186,033
German American Bancorp, Inc. 1,804 62,491
Getty Realty Corp. REIT 3,082 84,293
a Shares Value
Glacier Bancorp, Inc. 7,175 $ 289,009
Gladstone Commercial Corp. REIT 2,194 30,365
Gladstone Land Corp. REIT 2,119 28,267
Global Medical REIT, Inc. 4,075 35,656
Global Net Lease, Inc. REIT 12,562 97,607
GoHealth, Inc. Class A * 282 2,964
Granite Point Mortgage Trust, Inc. REIT 3,299 15,736
Great Southern Bancorp, Inc. 576 31,576
Greene County Bancorp, Inc. 223 6,420
Greenlight Capital Re Ltd. Class A * 1,638 20,426
Guaranty Bancshares, Inc. 578 17,548
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  774 10,782
Hamilton Lane, Inc. Class A  963 108,588
Hancock Whitney Corp. 5,603 257,962
Hanmi Financial Corp. 1,913 30,455
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. REIT 6,516 185,054
HarborOne Bancorp, Inc. 2,702 28,803
HBT Financial, Inc. 868 16,527
Heartland Financial USA, Inc. 2,726 95,819
Heritage Commerce Corp. 3,840 32,947
Heritage Financial Corp. 2,298 44,558
Hilltop Holdings, Inc. 3,015 94,430
Hingham Institution For Savings 97 16,923
Hippo Holdings, Inc. * 730 13,337
Home Bancorp, Inc. 448 17,163
Home BancShares, Inc. 11,949 293,587
HomeStreet, Inc. 1,169 17,593
HomeTrust Bancshares, Inc. 717 19,603
Hope Bancorp, Inc. 7,477 86,060
Horace Mann Educators Corp. 2,539 93,918
Horizon Bancorp, Inc. 2,776 35,616
Hudson Pacific Properties, Inc. REIT 8,897 57,386
Independence Realty Trust, Inc. REIT 14,531 234,385
Independent Bank Corp. 2,726 141,807
Independent Bank Corp. MI 1,293 32,778
Independent Bank Group, Inc. 2,327 106,228
Innovative Industrial Properties, Inc. REIT 1,799 186,268
International Bancshares Corp. 3,466 194,581
InvenTrust Properties Corp. REIT 4,397 113,047
Invesco Mortgage Capital, Inc. REIT 3,102 30,027
Investors Title Co. 58 9,465
Jackson Financial, Inc. Class A  4,979 329,311
James River Group Holdings Ltd. 2,305 21,436
JBG SMITH Properties REIT 6,063 97,311
John Marshall Bancorp, Inc. 797 14,282
Kearny Financial Corp. 3,749 24,144
Kennedy-Wilson Holdings, Inc. 7,733 66,349
Kite Realty Group Trust REIT 14,032 304,214
KKR Real Estate Finance Trust, Inc. REIT 3,742 37,645
Ladder Capital Corp. REIT 7,309 81,349
Lakeland Bancorp, Inc. 4,014 48,569
Lakeland Financial Corp. 1,493 99,016
LCNB Corp. 777 12,385
Legacy Housing Corp. * 660 14,203
Lemonade, Inc. * 2,702 44,340
LendingClub Corp. * 6,992 61,460
LendingTree, Inc. * 511 21,636
Live Oak Bancshares, Inc. 2,165 89,869
LTC Properties, Inc. REIT 2,647 86,054
LXP Industrial Trust REIT 18,720 168,854
Macatawa Bank Corp. 1,696 16,604
Macerich Co. REIT 13,914 239,738

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Maiden Holdings Ltd. * 5,999 $ 13,498
MainStreet Bancshares, Inc. 405 7,355
Marcus & Millichap, Inc. 945 32,291
MBIA, Inc. * 2,718 18,374
Mercantile Bank Corp. 1,013 38,990
Merchants Bancorp 1,022 44,130
Mercury General Corp. 1,726 89,062
Metrocity Bankshares, Inc. 1,188 29,652
Metropolitan Bank Holding Corp. * 624 24,024
MFA Financial, Inc. REIT 6,580 75,078
Mid Penn Bancorp, Inc. 973 19,470
Middlefield Banc Corp. 474 11,319
Midland States Bancorp, Inc. 1,351 33,951
MidWestOne Financial Group, Inc. 1,015 23,792
Moelis & Co. Class A  1,739 98,723
Mr Cooper Group, Inc. * 4,155 323,882
MVB Financial Corp. 728 16,242
National Bank Holdings Corp. Class A  2,236 80,653
National Bankshares, Inc. 414 13,832
National Health Investors, Inc. REIT 2,433 152,865
National Western Life Group, Inc. Class A  147 72,318
Navient Corp. 5,342 92,951
NBT Bancorp, Inc. 2,695 98,853
Nelnet, Inc. Class A  832 78,749
NETSTREIT Corp. REIT 4,404 80,901
New York Mortgage Trust, Inc. REIT 5,787 41,666
Newmark Group, Inc. Class A  8,861 98,268
NewtekOne, Inc. 1,423 15,653
NexPoint Diversified Real Estate Trust REIT 2,138 14,111
Nexpoint Real Estate Finance, Inc. REIT 597 8,573
NexPoint Residential Trust, Inc. REIT 1,020 32,834
NI Holdings, Inc. * 512 7,757
Nicolet Bankshares, Inc. 826 71,028
NMI Holdings, Inc. Class A * 4,689 151,642
Northeast Bank 459 25,401
Northeast Community Bancorp, Inc. 804 12,647
Northfield Bancorp, Inc. 2,509 24,387
Northrim BanCorp, Inc. 357 18,032
Northwest Bancshares, Inc. 8,175 95,239
Norwood Financial Corp. 507 13,795
Oak Valley Bancorp 434 10,755
OceanFirst Financial Corp. 3,719 61,029
Ocwen Financial Corp. * 421 11,371
Office Properties Income Trust REIT 3,388 6,911
OFG Bancorp 2,994 110,209
Old National Bancorp 18,906 329,153
Old Second Bancorp, Inc. 2,789 38,600
One Liberty Properties, Inc. REIT 1,046 23,629
OppFi, Inc. * 431 1,077
Orange County Bancorp, Inc. 358 16,468
Orchid Island Capital, Inc. REIT 3,464 30,934
Origin Bancorp, Inc. 1,872 58,481
Orion Office REIT, Inc. 3,770 13,233
Orrstown Financial Services, Inc. 611 16,356
Outfront Media, Inc. REIT 5,078 85,260
Pacific Premier Bancorp, Inc. 6,062 145,488
Pagseguro Digital Ltd. Class A * (Brazil)  4,993 71,300
Paramount Group, Inc. REIT 11,951 56,050
Park National Corp. 924 125,525
Parke Bancorp, Inc. 771 13,280
Pathward Financial, Inc. 1,124 56,740
PCB Bancorp 828 13,521
Peakstone Realty Trust REIT 2,264 36,518
Peapack-Gladstone Financial Corp. 1,083 26,349
a Shares Value
Pebblebrook Hotel Trust REIT 7,667 $ 118,148
Penns Woods Bancorp, Inc. 484 9,394
PennyMac Financial Services, Inc. 1,539 140,187
PennyMac Mortgage Investment Trust REIT 5,606 82,296
Peoples Bancorp, Inc. 2,246 66,504
Peoples Financial Services Corp. 444 19,141
Phillips Edison & Co., Inc. REIT 6,388 229,138
Piedmont Office Realty Trust, Inc.
Class A REIT 7,997 56,219
Pioneer Bancorp, Inc. * 681 6,681
Piper Sandler Cos. 197 39,103
Plumas Bancorp 273 10,044
Plymouth Industrial REIT, Inc. 2,900 65,250
Ponce Financial Group, Inc. * 1,319 11,739
Postal Realty Trust, Inc. Class A REIT 1,311 18,774
PotlatchDeltic Corp. REIT 5,101 239,849
PRA Group, Inc. * 2,482 64,731
Preferred Bank 577 44,296
Premier Financial Corp. 2,279 46,264
Primis Financial Corp. 1,292 15,724
Princeton Bancorp, Inc. 309 9,511
ProAssurance Corp. 3,381 43,480
Provident Financial Services, Inc. 4,664 67,954
QCR Holdings, Inc. 1,059 64,324
Radian Group, Inc. 9,814 328,475
RBB Bancorp 1,086 19,559
RE/MAX Holdings, Inc. Class A  1,141 10,007
Ready Capital Corp. REIT 10,382 94,788
Red River Bancshares, Inc. 310 15,435
Redwood Trust, Inc. REIT 8,306 52,909
Regional Management Corp. 484 11,718
Renasant Corp. 3,547 111,092
Republic Bancorp, Inc. Class A  565 28,815
Retail Opportunity Investments Corp. REIT 7,952 101,945
RLJ Lodging Trust REIT 10,033 118,590
RMR Group, Inc. Class A  339 8,136
S&T Bancorp, Inc. 2,511 80,553
Sabra Health Care REIT, Inc. 14,925 220,442
Safehold, Inc. REIT 3,145 64,787
Safety Insurance Group, Inc. 927 76,190
Sandy Spring Bancorp, Inc. 2,837 65,762
Saul Centers, Inc. REIT 79 3,041
Seacoast Banking Corp. of Florida 5,373 136,420
Security National Financial Corp. Class A * 965 7,633
Selectquote, Inc. * 8,650 17,300
Service Properties Trust REIT 10,631 72,078
ServisFirst Bancshares, Inc. 2,168 143,868
Shore Bancshares, Inc. 1,891 21,746
Sierra Bancorp 849 17,150
Simmons First National Corp. Class A  8,053 156,711
SiriusPoint Ltd. * (Bermuda)  4,025 51,158
SITE Centers Corp. REIT 12,339 180,766
Skyward Specialty Insurance Group, Inc. * 1,380 51,626
SL Green Realty Corp. REIT 4,164 229,561
SmartFinancial, Inc. 1,102 23,219
South Plains Financial, Inc. 793 21,221
Southern First Bancshares, Inc. * 493 15,658
Southern Missouri Bancorp, Inc. 616 26,925
Southern States Bancshares, Inc. 482 12,493
Southside Bancshares, Inc. 1,889 55,215
SouthState Corp. 4,906 417,157
Star Holdings * 859 11,098
Stellar Bancorp, Inc. 2,968 72,300
Sterling Bancorp, Inc. * 1,712 8,834

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Stewart Information Services Corp. 1,732 $ 112,684
Stock Yards Bancorp, Inc. 216 10,565
StoneX Group, Inc. * 1,545 108,552
Stratus Properties, Inc. * 358 8,173
Summit Financial Group, Inc. 716 19,447
Summit Hotel Properties, Inc. REIT 6,775 44,105
Sunstone Hotel Investors, Inc. REIT 13,227 147,349
SWK Holdings Corp. * 92 1,603
Tanger, Inc. REIT 3,599 106,278
Terreno Realty Corp. REIT 5,402 358,693
Texas Capital Bancshares, Inc. * 3,008 185,142
Third Coast Bancshares, Inc. * 734 14,695
Timberland Bancorp, Inc. 484 13,029
Tiptree, Inc. 1,179 20,373
Tompkins Financial Corp. 923 46,418
Towne Bank 4,536 127,280
TPG RE Finance Trust, Inc. REIT 4,475 34,547
Transcontinental Realty Investors, Inc.
REIT * 99 3,727
TriCo Bancshares 2,002 73,634
Triumph Financial, Inc. * 1,430 113,428
TrustCo Bank Corp. 1,157 32,581
Trustmark Corp. 3,860 108,505
Two Harbors Investment Corp. REIT 6,654 88,099
UMB Financial Corp. 2,854 248,269
UMH Properties, Inc. REIT 3,301 53,608
United Bankshares, Inc. 8,430 301,710
United Community Banks, Inc. 7,356 193,610
United Fire Group, Inc. 1,349 29,368
Uniti Group, Inc. REIT 15,355 90,594
Unity Bancorp, Inc. 507 13,993
Universal Insurance Holdings, Inc. 1,173 23,835
Univest Financial Corp. 1,873 38,996
Urban Edge Properties REIT 7,448 128,627
USCB Financial Holdings, Inc. 630 7,182
Valley National Bancorp 27,818 221,431
Velocity Financial, Inc. * 607 10,926
Veris Residential, Inc. REIT 5,088 77,388
Veritex Holdings, Inc. 3,201 65,588
Victory Capital Holdings, Inc. Class A  198 8,401
Virginia National Bankshares Corp. 300 9,030
Virtus Investment Partners, Inc. 380 94,232
WaFd, Inc. 4,298 124,771
Walker & Dunlop, Inc. 2,047 206,870
Washington Trust Bancorp, Inc. 1,090 29,299
Waterstone Financial, Inc. 1,189 14,470
WesBanco, Inc. 3,722 110,953
West BanCorp, Inc. 1,085 19,346
Westamerica BanCorp 1,137 55,577
Whitestone REIT 3,120 39,156
World Acceptance Corp. * 242 35,085
WSFS Financial Corp. 3,819 172,390
Xenia Hotels & Resorts, Inc. REIT 6,776 101,708
29,332,493
Industrial - 13.3%
spacing
908 Devices, Inc. * 1,572 11,869
AAR Corp. * 2,172 130,038
AerSale Corp. * 2,151 15,444
Air Transport Services Group, Inc. * 3,267 44,954
Albany International Corp. Class A  261 24,406
American Woodmark Corp. * 959 97,492
AMMO, Inc. * 5,541 15,238
Apogee Enterprises, Inc. 867 51,326
a Shares Value
ArcBest Corp. 928 $ 132,240
Archer Aviation, Inc. Class A * 9,695 44,791
Arcosa, Inc. 3,118 267,711
Ardmore Shipping Corp. (Ireland)  2,690 44,170
Argan, Inc. 836 42,251
Aspen Aerogels, Inc. * 3,267 57,499
Astec Industries, Inc. 1,459 63,773
Astronics Corp. * 1,814 34,539
Atmus Filtration Technologies, Inc. * 2,063 66,532
AZZ, Inc. 1,593 123,155
Babcock & Wilcox Enterprises, Inc. * 3,584 4,050
Barnes Group, Inc. 3,147 116,911
Bel Fuse, Inc. Class B  600 36,186
Belden, Inc. 1,011 93,629
Benchmark Electronics, Inc. 2,259 67,793
Blink Charging Co. * 1,632 4,912
Boise Cascade Co. 2,558 392,320
CECO Environmental Corp. * 1,936 44,567
Chart Industries, Inc. * 1,066 175,592
Clearwater Paper Corp. * 1,050 45,917
Columbus McKinnon Corp. 1,801 80,379
Comtech Telecommunications Corp. * 1,754 6,016
Concrete Pumping Holdings, Inc. * 617 4,874
Core Molding Technologies, Inc. * 466 8,821
Costamare, Inc. (Monaco)  3,058 34,708
Covenant Logistics Group, Inc. 548 25,405
CryoPort, Inc. * 457 8,089
DHT Holdings, Inc. 8,782 100,993
Dorian LPG Ltd. 934 35,922
Ducommun, Inc. * 877 44,990
DXP Enterprises, Inc. * 837 44,972
Eagle Bulk Shipping, Inc. 594 37,107
Eastman Kodak Co. * 3,833 18,973
Encore Wire Corp. 968 254,371
EnerSys 178 16,814
Enpro, Inc. 1,347 227,333
Enviri Corp. * 5,117 46,821
ESCO Technologies, Inc. 686 73,436
ESS Tech, Inc. * 5,408 3,912
Evolv Technologies Holdings, Inc. * 5,914 26,317
FARO Technologies, Inc. * 1,085 23,338
FLEX LNG Ltd. (Norway)  611 15,538
Fluor Corp. * 664 28,074
GATX Corp. 2,134 286,020
Genco Shipping & Trading Ltd. 2,698 54,850
Gencor Industries, Inc. * 587 9,797
Gibraltar Industries, Inc. * 860 69,256
Golden Ocean Group Ltd. (Norway)  7,919 102,630
GoPro, Inc. Class A * 8,617 19,216
Gorman-Rupp Co. 1,152 45,562
GrafTech International Ltd. 5,370 7,411
Granite Construction, Inc. 2,446 139,740
Great Lakes Dredge & Dock Corp. * 4,188 36,645
Greenbrier Cos., Inc. 1,963 102,272
Greif, Inc. Class A  1,585 109,444
Greif, Inc. Class B  322 22,385
Griffon Corp. 1,003 73,560
Heartland Express, Inc. 2,999 35,808
Hillman Solutions Corp. * 12,488 132,872
Himalaya Shipping Ltd. * (Bermuda)  1,390 10,717
Hub Group, Inc. Class A  4,042 174,695
Ichor Holdings Ltd. * 1,827 70,559
INNOVATE Corp. * 2,804 1,965
Insteel Industries, Inc. 1,181 45,138

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
International Seaways, Inc. 2,605 $ 138,586
Intevac, Inc. * 1,495 5,741
Iteris, Inc. * 1,000 4,940
Itron, Inc. * 2,647 244,900
JELD-WEN Holding, Inc. * 5,482 116,383
Joby Aviation, Inc. * 11,915 63,864
Kaman Corp. 1,808 82,933
Kennametal, Inc. 5,189 129,414
Kimball Electronics, Inc. * 1,187 25,699
Knife River Corp. * 3,639 295,050
Knowles Corp. * 5,752 92,607
Kratos Defense & Security Solutions, Inc. * 9,245 169,923
Latham Group, Inc. * 2,646 10,478
Li-Cycle Holdings Corp. * (Canada)  8,890 9,157
Limbach Holdings, Inc. * 474 19,633
LSB Industries, Inc. * 3,407 29,913
LSI Industries, Inc. 359 5,428
Luxfer Holdings PLC (United Kingdom)  1,736 18,002
Manitowoc Co., Inc. * 2,169 30,670
Marten Transport Ltd. 799 14,766
Masterbrand, Inc. * 8,188 153,443
Matson, Inc. 2,220 249,528
Mayville Engineering Co., Inc. * 667 9,558
Metallus, Inc. * 2,788 62,033
Mirion Technologies, Inc. * 12,830 145,877
Mistras Group, Inc. * 1,325 12,667
Modine Manufacturing Co. * 1,194 113,657
Moog, Inc. Class A  1,472 235,005
Mueller Industries, Inc. 4,092 220,682
National Presto Industries, Inc. 324 27,151
NL Industries, Inc. 509 3,731
nLight, Inc. * 2,951 38,363
Nordic American Tankers Ltd. 13,030 51,078
Northwest Pipe Co. * 600 20,808
NV5 Global, Inc. * 101 9,899
NVE Corp. 26 2,345
O-I Glass, Inc. * 1,516 25,150
Olympic Steel, Inc. 629 44,584
Overseas Shipholding Group, Inc. Class A  3,611 23,110
Pactiv Evergreen, Inc. 2,585 37,017
PAM Transportation Services, Inc. * 369 5,981
Pangaea Logistics Solutions Ltd. 2,483 17,307
Park Aerospace Corp. 1,115 18,542
Park-Ohio Holdings Corp. 550 14,674
Plexus Corp. * 208 19,723
Powell Industries, Inc. 589 83,815
Primoris Services Corp. 3,199 136,181
Proto Labs, Inc. * 1,693 60,525
PureCycle Technologies, Inc. * 5,864 36,474
Radiant Logistics, Inc. * 2,481 13,447
Ranpak Holdings Corp. * 2,709 21,320
RXO, Inc. * 970 21,214
Ryerson Holding Corp. 1,685 56,447
Safe Bulkers, Inc. (Greece)  4,149 20,579
Sanmina Corp. * 3,344 207,930
Scorpio Tankers, Inc. (Monaco)  3,066 219,372
SFL Corp. Ltd. (Norway)  7,280 95,950
SmartRent, Inc. * 12,282 32,916
Smith & Wesson Brands, Inc. 2,898 50,309
Southland Holdings, Inc. * 256 1,318
SPX Technologies, Inc. * 487 59,964
Standex International Corp. 140 25,511
Sterling Infrastructure, Inc. * 237 26,143
Stoneridge, Inc. * 1,336 24,636
a Shares Value
Sturm Ruger & Co., Inc. 66 $ 3,046
Summit Materials, Inc. Class A * 7,686 342,565
Teekay Corp. * (Bermuda)  4,057 29,535
Teekay Tankers Ltd. Class A (Canada)  1,535 89,659
Tennant Co. 561 68,223
Terex Corp. 1,794 115,534
Thermon Group Holdings, Inc. * 1,868 61,121
Tredegar Corp. 1,652 10,771
TriMas Corp. 2,639 70,540
Trinity Industries, Inc. 4,260 118,641
Triumph Group, Inc. * 4,140 62,266
TTM Technologies, Inc. * 6,473 101,302
Turtle Beach Corp. * 1,074 18,516
Tutor Perini Corp. * 2,698 39,013
UFP Industries, Inc. 3,275 402,858
Universal Logistics Holdings, Inc. 446 16,444
Vishay Intertechnology, Inc. 8,121 184,184
Werner Enterprises, Inc. 3,455 135,160
Willis Lease Finance Corp. * 171 8,485
World Kinect Corp. 3,848 101,780
Worthington Enterprises, Inc. 1,983 123,402
Xometry, Inc. Class A * 1,973 33,324
Zurn Elkay Water Solutions Corp. 7,614 254,841
11,622,311
Technology - 3.6%
spacing
3D Systems Corp. * 8,654 38,424
ACI Worldwide, Inc. * 962 31,948
ACM Research, Inc. Class A * 2,663 77,600
Adeia, Inc. 893 9,752
Alpha & Omega Semiconductor Ltd. * 1,508 33,236
Ambarella, Inc. * 938 47,622
American Software, Inc. Class A  363 4,156
Amkor Technology, Inc. 7,243 233,514
ASGN, Inc. * 2,165 226,805
Asure Software, Inc. * 1,296 10,083
Atomera, Inc. * 413 2,544
AvidXchange Holdings, Inc. * 914 12,019
Bandwidth, Inc. Class A * 1,161 21,200
Brightcove, Inc. * 2,944 5,711
C3.ai, Inc. Class A * 1,299 35,164
Cantaloupe, Inc. * 1,223 7,864
Cerence, Inc. * 2,579 40,619
CEVA, Inc. * 215 4,883
Climb Global Solutions, Inc. 55 3,898
Cohu, Inc. * 2,990 99,657
CommVault Systems, Inc. * 152 15,417
Conduent, Inc. * 11,265 38,076
Consensus Cloud Solutions, Inc. * 585 9,278
CS Disco, Inc. * 1,429 11,618
Daily Journal Corp. * 73 26,398
Definitive Healthcare Corp. * 1,938 15,640
Desktop Metal, Inc. Class A * 17,739 15,610
Digi International, Inc. * 258 8,238
Digital Turbine, Inc. * 4,898 12,833
Diodes, Inc. * 616 43,428
Donnelley Financial Solutions, Inc. * 445 27,594
E2open Parent Holdings, Inc. * 10,923 48,498
EverCommerce, Inc. * 348 3,278
Fastly, Inc. Class A * 1,327 17,211
Grid Dynamics Holdings, Inc. * 763 9,377
Health Catalyst, Inc. * 1,593 11,995
HireRight Holdings Corp. * 856 12,215
Immersion Corp. 1,972 14,751

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
IonQ, Inc. * 8,715 $ 87,063
Kulicke & Soffa Industries, Inc. (Singapore)  1,068 53,731
Matterport, Inc. * 17,053 38,540
MeridianLink, Inc. * 566 10,584
Mitek Systems, Inc. * 221 3,116
Multiplan Corp. * 24,021 19,486
N-Able, Inc. * 431 5,633
Navitas Semiconductor Corp. * 5,827 27,795
NetScout Systems, Inc. * 4,333 94,633
NextNav, Inc. * 449 2,954
Olo, Inc. Class A * 2,758 15,141
ON24, Inc. 1,730 12,352
OneSpan, Inc. * 222 2,582
Onto Innovation, Inc. * 451 81,667
Outbrain, Inc. * 2,767 10,930
PAR Technology Corp. * 1,627 73,801
Parsons Corp. * 1,441 119,531
Photronics, Inc. * 3,927 111,213
Planet Labs PBC * 1,001 2,553
Playstudios, Inc. * 5,706 15,863
PROS Holdings, Inc. * 800 29,064
PubMatic, Inc. Class A * 2,185 51,828
Rackspace Technology, Inc. * 4,649 7,345
Richardson Electronics Ltd. 794 7,313
Semtech Corp. * 4,105 112,846
Sharecare, Inc. * 17,401 13,355
Skillsoft Corp. * 306 2,754
SMART Global Holdings, Inc. * 2,587 68,090
SolarWinds Corp. * 3,374 42,580
Synaptics, Inc. * 2,331 227,412
System1, Inc. * 1,732 3,395
Tingo Group, Inc. * 7,434 190
TruBridge, Inc. * 962 8,870
Ultra Clean Holdings, Inc. * 2,857 131,251
Unisys Corp. * 4,506 22,125
Veeco Instruments, Inc. * 3,256 114,514
Verint Systems, Inc. * 254 8,420
Vimeo, Inc. * 8,525 34,867
Vishay Precision Group, Inc. * 786 27,769
Vuzix Corp. * 4,138 5,007
Xerox Holdings Corp. 7,522 134,644
3,130,961
Utilities - 3.6%
spacing
ALLETE, Inc. 3,717 221,682
Altus Power, Inc. * 4,007 19,153
Artesian Resources Corp. Class A  120 4,453
Avista Corp. 4,946 173,209
Black Hills Corp. 4,403 240,404
Brookfield Infrastructure Corp.
Class A (Canada)  6,875 247,775
California Water Service Group 2,531 117,641
Chesapeake Utilities Corp. 504 54,079
Consolidated Water Co. Ltd. (Cayman)  720 21,103
Genie Energy Ltd. Class B  656 9,893
MGE Energy, Inc. 1,140 89,741
New Jersey Resources Corp. 2,976 127,700
Northwest Natural Holding Co. 2,368 88,137
Northwestern Energy Group, Inc. 3,969 202,141
ONE Gas, Inc. 3,553 229,275
Ormat Technologies, Inc. 1,226 81,149
Otter Tail Corp. 1,249 107,914
PNM Resources, Inc. 4,930 185,565
Portland General Electric Co. 6,567 275,814
a Shares Value
RGC Resources, Inc. 481 $ 9,735
SJW Group 2,047 115,840
Southwest Gas Holdings, Inc. 4,012 305,434
Spire, Inc. 3,363 206,387
Unitil Corp. 730 38,216
3,172,440
Total Common Stocks
    (Cost $82,833,078) 85,338,858
EXCHANGE-TRADED FUNDS - 1.7%
iShares Russell 2000 Value 9,452 1,501,072
a
Total Exchange-Traded Funds
    (Cost $1,442,826) 1,501,072
Principal
Amount
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price of
$472,605; collateralized by U.S. Treasury
Notes: 0.625% due 01/15/26 and value
$481,806) $ 472,345 472,345
Total Short-Term Investments
(Cost $472,345) 472,345
TOTAL INVESTMENTS - 99.9%
(Cost $84,749,846) 87,314,064
DERIVATIVES - 0.0% 22,701
OTHER ASSETS & LIABILITIES, NET - 0.1% 45,932
NET ASSETS - 100.0% $ 87,382,697

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $1,211 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2024, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 06/24 55 $ 567,422 $ 590,123 $ 22,701
a
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 1,789 $ – $ 578 $ 1,211
Common Stocks
Basic Materials 2,602,672 2,602,672 – –
Communications 2,510,132 2,510,132 – –
Consumer, Cyclical 11,198,055 11,198,055 – –
Consumer, Non-Cyclical 13,574,566 13,564,384 10,182 –
Energy 8,195,228 8,195,228 – –
Financial 29,332,493 29,332,493 – –
Industrial 11,622,311 11,622,311 – –
Technology 3,130,961 3,130,961 – –
Utilities 3,172,440 3,172,440 – –
Total Common Stocks 85,338,858 85,328,676 10,182 –
Exchange-Traded Funds 1,501,072 1,501,072 – –
Short-Term Investments 472,345 – 472,345 –
Derivatives:
Equity Contracts
Futures 22,701 22,701 – –
Total $ 87,336,765 $ 86,852,449 $ 483,105 $ 1,211

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
PREFERRED STOCKS - 2.3%
Brazil - 1.5%
spacing
Banco Bradesco SA 75,590 $ 214,921
Centrais Eletricas Brasileiras SA Class B  3,700 34,400
Cia Energetica de Minas Gerais 19,745 49,447
Companhia Paranaense de Energia Class B  15,500 29,731
Gerdau SA 16,385 72,526
Itau Unibanco Holding SA 68,800 475,183
Itausa SA 76,930 161,057
Petroleo Brasileiro SA 66,600 496,107
1,533,372
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B  2,029 98,995
Colombia - 0.0%
spacing
Bancolombia SA 6,479 55,085
Russia - 0.0%
spacing
Surgutneftegas PJSC * ± Ω 44,600 –
South Korea - 0.7%
spacing
Hyundai Motor Co. 848 99,195
LG Chem Ltd. 109 24,319
Samsung Electronics Co. Ltd. 11,677 582,824
706,338
Total Preferred Stocks
    (Cost $2,127,141) 2,393,790
COMMON STOCKS - 95.6%
Brazil - 3.6%
spacing
Ambev SA 67,100 167,101
Atacadao SA 9,000 24,459
B3 SA - Brasil Bolsa Balcao 80,200 191,729
Banco Bradesco SA 22,500 57,154
Banco BTG Pactual SA 16,800 122,029
Banco do Brasil SA 12,200 137,729
Banco Santander Brasil SA 5,300 30,138
BB Seguridade Participacoes SA 9,900 64,192
Caixa Seguridade Participacoes SA 8,500 26,473
CCR SA 14,400 39,679
Centrais Eletricas Brasileiras SA 17,100 142,176
Cia de Saneamento Basico do Estado de
Sao Paulo SABESP 4,900 82,751
Cia Siderurgica Nacional SA 9,400 29,425
Cosan SA 17,300 55,880
CPFL Energia SA 3,300 22,904
Energisa SA 3,700 35,315
Eneva SA * 7,900 20,083
Engie Brasil Energia SA 2,900 23,279
Equatorial Energia SA 14,606 94,793
Hapvida Participacoes e Investimentos SA
* ~ 69,543 51,304
Hypera SA 5,400 35,455
Klabin SA 10,700 53,890
Localiza Rent a Car SA 13,000 141,732
Lojas Renner SA 13,691 46,352
Magazine Luiza SA * 47,747 17,136
Natura & Co. Holding SA 12,800 45,632
a Shares Value
Petroleo Brasileiro SA 53,800 $ 410,628
PRIO SA 11,400 110,786
Raia Drogasil SA 18,324 99,998
Rede D'Or Sao Luiz SA ~ 8,140 41,078
Rumo SA 18,400 81,665
Sendas Distribuidora SA 19,200 56,313
Suzano SA 11,300 144,151
Telefonica Brasil SA 5,900 59,525
TIM SA 12,000 42,589
TOTVS SA 7,900 44,703
Ultrapar Participacoes SA 10,300 58,468
Vale SA 48,353 586,456
Vibra Energia SA 16,526 82,409
WEG SA 23,800 181,274
3,758,833
Chile - 0.4%
spacing
Banco de Chile 644,145 71,648
Banco de Credito e Inversiones SA 1,083 30,961
Banco Santander Chile 940,833 46,861
Cencosud SA 18,086 31,381
Cia Sud Americana de Vapores SA 220,020 16,550
Empresas CMPC SA 15,940 32,392
Empresas COPEC SA 5,536 39,772
Enel Americas SA 304,352 29,669
Enel Chile SA 393,423 23,651
Falabella SA * 12,388 32,516
Latam Airlines Group SA * 2,573,341 32,069
387,470
China - 24.7%
spacing
360 Security Technology, Inc. Class A * 6,200 7,601
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  1,900 4,641
AAC Technologies Holdings, Inc. 10,000 33,584
Accelink Technologies Co. Ltd. Class A  700 3,734
ACM Research Shanghai, Inc. Class A  196 2,297
Advanced Micro-Fabrication Equipment, Inc.
China Class A  527 10,895
AECC Aero-Engine Control Co. Ltd. Class A  1,100 2,763
AECC Aviation Power Co. Ltd. Class A  2,300 10,687
Agricultural Bank of China Ltd. Class A  67,200 38,791
Agricultural Bank of China Ltd. Class H  400,000 168,844
Aier Eye Hospital Group Co. Ltd. Class A  7,936 14,131
AIMA Technology Group Co. Ltd. Class A  700 3,008
Air China Ltd. Class A * 11,200 11,321
Air China Ltd. Class H * 22,000 10,691
Airtac International Group 2,232 77,382
Akeso, Inc. * ~ 7,000 41,783
Alibaba Group Holding Ltd. 231,120 2,089,978
Alibaba Health Information Technology Ltd. * 80,000 32,596
Aluminum Corp. of China Ltd. Class A  11,300 11,129
Aluminum Corp. of China Ltd. Class H  56,000 35,659
Amlogic Shanghai Co. Ltd. Class A  353 2,358
Angel Yeast Co. Ltd. Class A  700 2,792
Anhui Conch Cement Co. Ltd. Class A  4,000 12,301
Anhui Conch Cement Co. Ltd. Class H  16,500 34,215
Anhui Gujing Distillery Co. Ltd. Class A  500 18,170
Anhui Gujing Distillery Co. Ltd. Class B  1,200 16,887
Anhui Jianghuai Automobile Group Corp.
Ltd. Class A * 1,900 4,431
Anhui Kouzi Distillery Co. Ltd. Class A  500 2,798
Anhui Yingjia Distillery Co. Ltd. Class A  600 5,419
Anjoy Foods Group Co. Ltd. Class A  300 3,446

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Anker Innovations Technology Co. Ltd.
Class A  400 $ 4,236
ANTA Sports Products Ltd. 18,200 194,063
Asia - Potash International Investment
Guangzhou Co. Ltd. Class A * 800 2,139
ASR Microelectronics Co. Ltd. Class A * 311 1,721
Asymchem Laboratories Tianjin Co. Ltd.
Class A  280 3,463
Autobio Diagnostics Co. Ltd. Class A  500 3,944
Autohome, Inc. ADR 957 25,093
Avary Holding Shenzhen Co. Ltd. Class A  1,700 5,557
AVIC Industry-Finance Holdings Co. Ltd.
Class A  7,800 3,241
AviChina Industry & Technology Co. Ltd.
Class H  35,000 13,779
Avicopter PLC Class A  500 2,871
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 4,600 4,828
Baidu, Inc. Class A * 32,034 421,715
Bank of Beijing Co. Ltd. Class A  18,000 14,075
Bank of Changsha Co. Ltd. Class A  3,400 3,630
Bank of Chengdu Co. Ltd. Class A  3,200 5,996
Bank of China Ltd. Class A  25,900 15,703
Bank of China Ltd. Class H  1,134,000 464,952
Bank of Communications Co. Ltd. Class A  32,900 28,464
Bank of Communications Co. Ltd. Class H  125,000 82,201
Bank of Hangzhou Co. Ltd. Class A  5,000 7,653
Bank of Jiangsu Co. Ltd. Class A  15,580 16,908
Bank of Nanjing Co. Ltd. Class A  8,700 10,873
Bank of Ningbo Co. Ltd. Class A  5,610 16,171
Bank of Shanghai Co. Ltd. Class A  12,200 11,329
Bank of Suzhou Co. Ltd. Class A  3,100 3,059
Baoshan Iron & Steel Co. Ltd. Class A  18,800 16,843
BeiGene Ltd. * 9,689 116,564
Beijing Dabeinong Technology Group Co.
Ltd. Class A  3,600 2,451
Beijing Enlight Media Co. Ltd. Class A  2,600 3,719
Beijing Enterprises Holdings Ltd. 7,000 20,329
Beijing Enterprises Water Group Ltd. 58,000 12,910
Beijing Kingsoft Office Software, Inc.
Class A  394 16,311
Beijing New Building Materials PLC Class A  1,400 5,545
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. Class A  1,100 2,446
Beijing-Shanghai High Speed Railway Co.
Ltd. Class A  41,700 28,806
Beijing Tiantan Biological Products Corp.
Ltd. Class A  1,400 4,942
Beijing Tongrentang Co. Ltd. Class A  1,200 6,923
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd. Class A  692 6,648
Beijing Yanjing Brewery Co. Ltd. Class A  2,500 3,177
Beiqi Foton Motor Co. Ltd. Class A * 7,200 2,722
Bethel Automotive Safety Systems Co. Ltd.
Class A  400 3,029
Bilibili, Inc. Class Z * 2,782 31,558
Bloomage Biotechnology Corp. Ltd. Class A  408 3,171
BOC Aviation Ltd. ~ 3,000 23,144
BOC International China Co. Ltd. Class A  2,300 3,190
BOE Technology Group Co. Ltd. Class A  31,400 17,517
Bosideng International Holdings Ltd. 54,000 27,009
Brilliance China Automotive Holdings Ltd. 44,000 30,367
By-health Co. Ltd. Class A  1,500 3,461
BYD Co. Ltd. Class A  1,500 43,288
a Shares Value
BYD Co. Ltd. Class H  15,000 $ 384,076
BYD Electronic International Co. Ltd. 11,000 40,605
C&D International Investment Group Ltd. 8,987 15,701
Caitong Securities Co. Ltd. Class A  4,050 4,138
Cambricon Technologies Corp. Ltd.
Class A * 355 8,768
Canmax Technologies Co. Ltd. Class A  740 2,018
Cathay Biotech, Inc. Class A  391 2,358
CECEP Solar Energy Co. Ltd. Class A  3,400 2,453
CGN Power Co. Ltd. Class A  5,100 2,809
CGN Power Co. Ltd. Class H ~ 166,000 49,249
Changchun High & New Technology
Industry Group, Inc. Class A  300 5,041
Changjiang Securities Co. Ltd. Class A  4,900 3,451
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  275 5,379
Chaozhou Three-Circle Group Co. Ltd.
Class A  1,600 5,504
Chengxin Lithium Group Co. Ltd. Class A  800 2,129
Chifeng Jilong Gold Mining Co. Ltd.
Class A * 1,500 3,088
China Baoan Group Co. Ltd. Class A  2,200 3,200
China Cinda Asset Management Co. Ltd.
Class H  136,000 11,304
China CITIC Bank Corp. Ltd. Class H  127,000 67,742
China Coal Energy Co. Ltd. Class H  29,000 28,248
China Communications Services Corp. Ltd.
Class H  34,000 15,866
China Construction Bank Corp. Class A  3,900 3,686
China Construction Bank Corp. Class H  1,372,000 827,965
China CSSC Holdings Ltd. Class A  3,800 18,194
China Eastern Airlines Corp. Ltd. Class A * 14,700 7,429
China Energy Engineering Corp. Ltd.
Class A  27,500 7,993
China Everbright Bank Co. Ltd. Class A  42,000 18,136
China Everbright Bank Co. Ltd. Class H  41,000 11,797
China Feihe Ltd. ~ 51,000 24,000
China Film Co. Ltd. Class A * 1,600 2,706
China Galaxy Securities Co. Ltd. Class A  5,400 8,843
China Galaxy Securities Co. Ltd. Class H  49,000 24,080
China Gas Holdings Ltd. 38,600 34,823
China Great Wall Securities Co. Ltd. Class A  3,500 3,562
China Greatwall Technology Group Co. Ltd.
Class A  2,800 3,826
China Hongqiao Group Ltd. 33,500 37,752
China International Capital Corp. Ltd.
Class A  1,800 7,981
China International Capital Corp. Ltd.
Class H ~ 22,800 27,069
China Jushi Co. Ltd. Class A  3,501 5,076
China Life Insurance Co. Ltd. Class A  2,600 10,265
China Life Insurance Co. Ltd. Class H  105,000 126,271
China Literature Ltd. * ~ 5,800 19,431
China Longyuan Power Group Corp. Ltd.
Class H  47,000 32,971
China Medical System Holdings Ltd. 19,000 19,954
China Mengniu Dairy Co. Ltd. 45,000 96,855
China Merchants Bank Co. Ltd. Class A  17,200 76,719
China Merchants Bank Co. Ltd. Class H  56,000 221,957
China Merchants Energy Shipping Co. Ltd.
Class A  7,100 7,574
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  2,700 4,188
China Merchants Port Holdings Co. Ltd. 18,797 22,539

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
China Merchants Securities Co. Ltd. Class A  6,300 $ 12,066
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  7,800 10,430
China Minsheng Banking Corp. Ltd. Class A  32,100 18,035
China Minsheng Banking Corp. Ltd. Class H  91,000 31,537
China National Building Material Co. Ltd.
Class H  54,000 18,587
China National Chemical Engineering Co.
Ltd. Class A  5,200 4,791
China National Medicines Corp. Ltd. Class A  600 2,638
China National Nuclear Power Co. Ltd.
Class A  16,100 19,944
China National Software & Service Co. Ltd.
Class A  770 3,277
China Northern Rare Earth Group High-
Tech Co. Ltd. Class A  3,100 8,190
China Oilfield Services Ltd. Class H  26,000 29,925
China Overseas Land & Investment Ltd. 54,500 78,657
China Overseas Property Holdings Ltd. 20,000 11,085
China Pacific Insurance Group Co. Ltd.
Class A  5,500 17,239
China Pacific Insurance Group Co. Ltd.
Class H  38,000 66,664
China Petroleum & Chemical Corp. Class A  25,600 22,053
China Petroleum & Chemical Corp. Class H  348,000 197,916
China Power International Development Ltd. 70,108 28,790
China Railway Group Ltd. Class A  17,900 16,883
China Railway Group Ltd. Class H  59,000 29,204
China Railway Signal & Communication
Corp. Ltd. Class A  6,362 4,831
China Rare Earth Resources & Technology
Co. Ltd. Class A  900 3,362
China Resources Beer Holdings Co. Ltd. 24,000 110,824
China Resources Gas Group Ltd. 13,100 41,803
China Resources Land Ltd. 45,500 144,346
China Resources Microelectronics Ltd.
Class A  1,122 6,102
China Resources Mixc Lifestyle Services
Ltd. ~ 9,800 31,055
China Resources Pharmaceutical Group
Ltd. ~ 22,500 14,386
China Resources Power Holdings Co. Ltd. 28,000 65,393
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  800 5,837
China Ruyi Holdings Ltd. * 84,000 21,383
China Shenhua Energy Co. Ltd. Class A  5,300 28,353
China Shenhua Energy Co. Ltd. Class H  48,500 190,783
China Southern Airlines Co. Ltd. Class A * 9,500 7,366
China State Construction Engineering Corp.
Ltd. Class A  35,600 25,723
China State Construction International
Holdings Ltd. 28,000 30,606
China Taiping Insurance Holdings Co. Ltd. 20,400 17,884
China Three Gorges Renewables Group Co.
Ltd. Class A  24,300 15,743
China Tourism Group Duty Free Corp. Ltd.
Class A  1,744 20,832
China Tourism Group Duty Free Corp. Ltd.
Class H ~ 1,500 14,974
China Tower Corp. Ltd. Class H ~ 630,000 72,506
China United Network Communications Ltd.
Class A  27,100 17,303
China Vanke Co. Ltd. Class A  8,400 10,748
China Vanke Co. Ltd. Class H  31,000 21,508
China XD Electric Co. Ltd. Class A  4,500 3,346
a Shares Value
China Yangtze Power Co. Ltd. Class A  20,800 $ 71,516
China Zhenhua Group Science &
Technology Co. Ltd. Class A  500 3,777
China Zheshang Bank Co. Ltd. Class A  18,080 7,359
Chongqing Brewery Co. Ltd. Class A  400 3,579
Chongqing Changan Automobile Co. Ltd.
Class A  7,096 16,873
Chongqing Rural Commercial Bank Co. Ltd.
Class A  7,500 4,827
Chongqing Taiji Industry Group Co. Ltd.
Class A * 500 2,344
Chongqing Zhifei Biological Products Co.
Ltd. Class A  2,000 12,532
Chow Tai Fook Jewellery Group Ltd. 28,400 41,941
CITIC Ltd. 83,000 79,886
CITIC Securities Co. Ltd. Class A  10,080 26,973
CITIC Securities Co. Ltd. Class H  24,575 40,593
CMOC Group Ltd. Class A  16,600 18,793
CMOC Group Ltd. Class H  51,000 43,433
CNGR Advanced Material Co. Ltd. Class A  600 4,313
CNPC Capital Co. Ltd. Class A  7,200 5,603
Contemporary Amperex Technology Co. Ltd.
Class A  3,760 98,306
COSCO SHIPPING Development Co. Ltd.
Class A  8,400 2,662
COSCO SHIPPING Energy Transportation
Co. Ltd. Class A  2,400 5,292
COSCO SHIPPING Energy Transportation
Co. Ltd. Class H  20,000 20,723
COSCO SHIPPING Holdings Co. Ltd.
Class A  11,910 17,105
COSCO SHIPPING Holdings Co. Ltd.
Class H  40,900 43,063
COSCO SHIPPING Ports Ltd. 18,000 9,883
Country Garden Holdings Co. Ltd. * 178,707 11,110
Country Garden Services Holdings Co. Ltd. 31,000 19,896
CRRC Corp. Ltd. Class A  21,000 19,240
CRRC Corp. Ltd. Class H  61,000 32,927
CSC Financial Co. Ltd. Class A  3,700 11,259
CSPC Innovation Pharmaceutical Co. Ltd.
Class A  1,000 5,161
CSPC Pharmaceutical Group Ltd. 126,000 99,175
CSSC Science & Technology Co. Ltd.
Class A  1,300 2,820
Daqin Railway Co. Ltd. Class A  13,400 13,572
DaShenLin Pharmaceutical Group Co. Ltd.
Class A  988 2,889
Datang International Power Generation Co.
Ltd. Class A  8,900 3,512
Dong-E-E-Jiao Co. Ltd. Class A  600 5,049
Dongfang Electric Corp. Ltd. Class A  2,400 5,133
Dongfeng Motor Group Co. Ltd. Class H  32,000 13,381
Dongxing Securities Co. Ltd. Class A  2,800 3,060
East Buy Holding Ltd. * ~ 6,500 17,297
East Money Information Co. Ltd. Class A  13,476 24,045
Eastroc Beverage Group Co. Ltd. Class A  200 5,212
Ecovacs Robotics Co. Ltd. Class A  500 2,463
Empyrean Technology Co. Ltd. Class A  300 3,327
ENN Energy Holdings Ltd. 11,200 87,147
ENN Natural Gas Co. Ltd. Class A  2,200 5,834
Eoptolink Technology, Inc. Ltd. Class A  600 5,647
Eve Energy Co. Ltd. Class A  1,700 9,244
Everbright Securities Co. Ltd. Class A  3,300 7,431
Everdisplay Optronics Shanghai Co. Ltd.
Class A * 10,063 3,007

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Fangda Carbon New Material Co. Ltd.
Class A * 3,400 $ 2,259
Far East Horizon Ltd. 28,000 20,749
FAW Jiefang Group Co. Ltd. * 2,700 3,371
First Capital Securities Co. Ltd. Class A  3,700 2,739
Flat Glass Group Co. Ltd. Class A  1,000 3,990
Flat Glass Group Co. Ltd. Class H  7,000 17,039
Focus Media Information Technology Co.
Ltd. Class A  12,300 11,070
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  3,988 21,866
Fosun International Ltd. 35,000 18,261
Founder Securities Co. Ltd. Class A  7,100 7,682
Foxconn Industrial Internet Co. Ltd. Class A  11,300 36,714
Fujian Sunner Development Co. Ltd. Class A  1,048 2,253
Fuyao Glass Industry Group Co. Ltd.
Class A  1,900 11,291
Fuyao Glass Industry Group Co. Ltd.
Class H ~ 8,400 42,321
GalaxyCore, Inc. Class A  1,478 3,421
Ganfeng Lithium Group Co. Ltd. Class A  1,260 6,269
Ganfeng Lithium Group Co. Ltd. Class H ~ 5,960 18,269
GCL Technology Holdings Ltd. 306,000 50,137
GD Power Development Co. Ltd. Class A  15,400 10,675
Geely Automobile Holdings Ltd. 86,000 101,780
GEM Co. Ltd. Class A  4,300 3,524
Genscript Biotech Corp. * 16,000 29,690
GF Securities Co. Ltd. Class A  5,700 10,589
GF Securities Co. Ltd. Class H  13,000 13,474
Giant Biogene Holding Co. Ltd. * ~ 4,200 22,864
Giant Network Group Co. Ltd. Class A  1,700 2,881
GigaDevice Semiconductor, Inc. Class A  580 5,842
Ginlong Technologies Co. Ltd. Class A  350 2,874
GoerTek, Inc. Class A  2,900 6,335
Goldwind Science & Technology Co. Ltd.
Class A  2,800 2,880
Goneo Group Co. Ltd. Class A  400 5,677
Gotion High-tech Co. Ltd. Class A * 1,500 4,216
Great Wall Motor Co. Ltd. Class A  2,300 7,270
Great Wall Motor Co. Ltd. Class H  32,500 36,206
Gree Electric Appliances, Inc. of Zhuhai
Class A  2,400 13,022
Greenland Holdings Corp. Ltd. Class A * 10,100 2,713
GRG Banking Equipment Co. Ltd. Class A  2,200 3,651
Guangdong Haid Group Co. Ltd. Class A  1,400 8,342
Guangdong HEC Technology Holding Co.
Ltd. Class A * 2,600 3,119
Guangdong Investment Ltd. 42,000 17,992
Guanghui Energy Co. Ltd. Class A  5,700 5,701
Guangzhou Automobile Group Co. Ltd.
Class A  3,600 4,442
Guangzhou Automobile Group Co. Ltd.
Class H  44,000 18,060
Guangzhou Baiyun International Airport Co.
Ltd. Class A * 2,100 2,927
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd. Class A  1,200 4,759
Guangzhou Haige Communications Group,
Inc. Co. Class A  2,100 3,052
Guangzhou Kingmed Diagnostics Group Co.
Ltd. Class A  400 3,136
Guangzhou Shiyuan Electronic Technology
Co. Ltd. Class A  600 2,834
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  1,660 5,003
a Shares Value
Guangzhou Yuexiu Capital Holdings Group
Co. Ltd. Class A  3,515 $ 2,711
Guolian Securities Co. Ltd. Class A * 2,100 3,288
Guosen Securities Co. Ltd. Class A  5,500 6,309
Guotai Junan Securities Co. Ltd. Class A  6,400 12,626
Guoyuan Securities Co. Ltd. Class A  3,700 3,309
H World Group Ltd. ADR 2,938 113,701
Haidilao International Holding Ltd. ~ 24,000 54,308
Haier Smart Home Co. Ltd. Class A  5,500 19,117
Haier Smart Home Co. Ltd. Class H  34,400 107,046
Hainan Airlines Holding Co. Ltd. Class A * 36,900 6,998
Hainan Airport Infrastructure Co. Ltd.
Class A * 9,800 4,734
Haitian International Holdings Ltd. 9,000 26,190
Haitong Securities Co. Ltd. Class A  9,900 11,884
Haitong Securities Co. Ltd. Class H  33,600 16,071
Hang Zhou Great Star Industrial Co. Ltd.
Class A  1,000 3,387
Hangzhou Binjiang Real Estate Group Co.
Ltd. Class A  2,600 2,415
Hangzhou Chang Chuan Technology Co.
Ltd. Class A  500 2,176
Hangzhou First Applied Material Co. Ltd.
Class A  1,619 6,323
Hangzhou Oxygen Plant Group Co. Ltd.
Class A  800 3,161
Hangzhou Robam Appliances Co. Ltd.
Class A  800 2,653
Hangzhou Silan Microelectronics Co. Ltd.
Class A  1,400 3,798
Hangzhou Tigermed Consulting Co. Ltd.
Class A  300 2,170
Hansoh Pharmaceutical Group Co. Ltd. ~ 16,000 31,691
Haohua Chemical Science & Technology
Co. Ltd. Class A  700 3,182
Hebei Yangyuan Zhihui Beverage Co. Ltd.
Class A  1,100 3,811
Heilongjiang Agriculture Co. Ltd. Class A  1,500 2,502
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  1,900 5,097
Henan Shuanghui Investment &
Development Co. Ltd. Class A  2,970 10,597
Hengan International Group Co. Ltd. 9,000 28,371
Hengdian Group DMEGC Magnetics Co.
Ltd. Class A  1,400 2,793
Hengli Petrochemical Co. Ltd. Class A * 6,000 11,379
Hengtong Optic-electric Co. Ltd. Class A  2,100 3,559
Hengyi Petrochemical Co. Ltd. Class A * 3,200 2,843
Hesteel Co. Ltd. Class A  8,525 2,513
Hisense Visual Technology Co. Ltd. Class A  1,100 3,601
Hithink RoyalFlush Information Network Co.
Ltd. Class A  500 9,337
HLA Group Corp. Ltd. Class A  3,800 4,614
Hongfa Technology Co. Ltd. Class A  420 1,416
Horizon Construction Development Ltd. * 1 –
Hoshine Silicon Industry Co. Ltd. Class A  700 4,800
Hua Hong Semiconductor Ltd. * ~ 8,000 15,613
Huadian Power International Corp. Ltd.
Class A  7,400 6,942
Huadong Medicine Co. Ltd. Class A  1,500 6,379
Huafon Chemical Co. Ltd. Class A  4,400 4,001
Huagong Tech Co. Ltd. Class A  900 3,943
Huaibei Mining Holdings Co. Ltd. Class A  2,100 4,762
Hualan Biological Engineering, Inc. Class A  1,600 4,387
Huaneng Power International, Inc. Class A * 6,900 8,735

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Huaneng Power International, Inc. Class H * 62,000 $ 36,572
Huatai Securities Co. Ltd. Class A  5,500 10,529
Huatai Securities Co. Ltd. Class H ~ 19,600 22,428
Huaxia Bank Co. Ltd. Class A  11,400 10,210
Huayu Automotive Systems Co. Ltd. Class A  2,700 6,152
Hubei Jumpcan Pharmaceutical Co. Ltd.
Class A  800 4,064
Huizhou Desay Sv Automotive Co. Ltd.
Class A  500 8,723
Humanwell Healthcare Group Co. Ltd.
Class A  1,400 3,751
Hunan Valin Steel Co. Ltd. Class A  6,000 4,268
Hundsun Technologies, Inc. Class A  1,576 4,966
Hygeia Healthcare Holdings Co. Ltd.
Class C ~ 5,000 20,406
Hygon Information Technology Co. Ltd.
Class A  1,590 16,901
IEIT Systems Co. Ltd. Class A  1,300 7,981
Iflytek Co. Ltd. Class A  2,000 13,736
Imeik Technology Development Co. Ltd.
Class A  200 9,367
Industrial & Commercial Bank of China Ltd.
Class A  52,300 38,006
Industrial & Commercial Bank of China Ltd.
Class H  926,000 465,439
Industrial Bank Co. Ltd. Class A  17,661 39,729
Industrial Securities Co. Ltd. Class A  7,560 5,687
Ingenic Semiconductor Co. Ltd. Class A  400 3,387
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A * 38,600 8,496
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  1,900 4,232
Inner Mongolia Junzheng Energy &
Chemical Industry Group Co. Ltd. Class A  7,400 3,738
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  5,400 20,792
Inner Mongolia Yitai Coal Co. Ltd. Class B  15,100 28,819
Inner Mongolia Yuan Xing Energy Co. Ltd.
Class A  3,000 2,326
Innovent Biologics, Inc. * ~ 17,500 84,438
iQIYI, Inc. ADR * 6,277 26,552
Isoftstone Information Technology Group
Co. Ltd. Class A * 800 5,192
JA Solar Technology Co. Ltd. Class A  2,856 6,868
Jason Furniture Hangzhou Co. Ltd. Class A  710 3,580
JCET Group Co. Ltd. Class A  1,500 6,027
JD Health International, Inc. * ~ 15,850 56,327
JD Logistics, Inc. * ~ 28,100 28,704
JD.com, Inc. Class A  33,275 456,429
Jiangsu Eastern Shenghong Co. Ltd.
Class A  5,600 7,689
Jiangsu Expressway Co. Ltd. Class H  18,000 18,424
Jiangsu Hengli Hydraulic Co. Ltd. Class A  1,100 7,671
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  5,400 34,562
Jiangsu King's Luck Brewery JSC Ltd.
Class A  1,100 9,047
Jiangsu Nhwa Pharmaceutical Co. Ltd.
Class A  900 2,693
Jiangsu Pacific Quartz Co. Ltd. Class A  300 3,769
Jiangsu Phoenix Publishing & Media Corp.
Ltd. Class A  2,200 3,367
Jiangsu Yanghe Brewery Joint-Stock Co.
Ltd. Class A  1,300 17,750
a Shares Value
Jiangsu Yangnong Chemical Co. Ltd.
Class A  320 $ 2,265
Jiangsu Yoke Technology Co. Ltd. Class A  400 2,956
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd. Class A  900 4,245
Jiangsu Zhongtian Technology Co. Ltd.
Class A  3,000 5,842
Jiangxi Copper Co. Ltd. Class A  1,600 4,987
Jiangxi Copper Co. Ltd. Class H  16,000 27,327
Jiangxi Special Electric Motor Co. Ltd.
Class A * 1,500 1,958
Jinduicheng Molybdenum Co. Ltd. Class A  2,800 4,339
Jinko Solar Co. Ltd. Class A  7,095 8,105
JiuGui Liquor Co. Ltd. Class A  300 2,358
Jizhong Energy Resources Co. Ltd. Class A  3,000 3,104
Joincare Pharmaceutical Group Industry Co.
Ltd. Class A  1,600 2,399
Jointown Pharmaceutical Group Co. Ltd.
Class A  3,315 3,656
Jonjee Hi-Tech Industrial & Commercial
Holding Co. Ltd. Class A * 700 2,411
Juneyao Airlines Co. Ltd. Class A * 1,900 3,135
Kanzhun Ltd. ADR 3,161 55,412
KE Holdings, Inc. ADR 9,295 127,620
Keda Industrial Group Co. Ltd. Class A  1,700 2,430
Kingboard Holdings Ltd. 9,500 19,396
Kingdee International Software Group Co.
Ltd. * 41,000 46,398
Kingnet Network Co. Ltd. Class A  1,900 2,942
Kingsoft Corp. Ltd. 13,600 41,974
Kuaishou Technology * ~ 33,300 209,610
Kuang-Chi Technologies Co. Ltd. Class A * 1,900 5,334
Kunlun Energy Co. Ltd. 56,000 46,782
Kunlun Tech Co. Ltd. Class A * 1,000 5,624
Kweichow Moutai Co. Ltd. Class A  1,100 259,293
LB Group Co. Ltd. Class A  2,000 5,108
Lenovo Group Ltd. 114,000 132,080
Lens Technology Co. Ltd. Class A  4,200 7,876
Lepu Medical Technology Beijing Co. Ltd.
Class A  1,600 3,055
Li Auto, Inc. Class A * 16,346 248,206
Li Ning Co. Ltd. 33,500 89,368
Liaoning Port Co. Ltd. Class A  16,000 3,100
Lingyi iTech Guangdong Co. Class A  6,100 4,602
Livzon Pharmaceutical Group, Inc. Class A  500 2,599
Longfor Group Holdings Ltd. ~ 28,056 39,795
LONGi Green Energy Technology Co. Ltd.
Class A  6,402 17,385
Luxshare Precision Industry Co. Ltd. Class A  6,100 25,120
Luzhou Laojiao Co. Ltd. Class A  1,300 33,327
Mango Excellent Media Co. Ltd. Class A  1,600 5,420
Maxscend Microelectronics Co. Ltd. Class A  480 6,677
Meihua Holdings Group Co. Ltd. Class A  2,600 3,622
Meinian Onehealth Healthcare Holdings Co.
Ltd. Class A * 3,400 2,358
Meituan Class B * ~ 72,090 889,886
Metallurgical Corp. of China Ltd. Class A  15,500 7,359
MGI Tech Co. Ltd. Class A  355 2,918
Midea Group Co. Ltd. Class A  3,000 26,820
Ming Yang Smart Energy Group Ltd. Class A  1,900 2,473
MINISO Group Holding Ltd. 5,328 27,516
Montage Technology Co. Ltd. Class A  881 5,663
Muyuan Foods Co. Ltd. Class A  4,660 27,124

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd. Class A  1,343 $ 2,058
Nanjing Securities Co. Ltd. Class A  3,200 3,413
NARI Technology Co. Ltd. Class A  6,858 22,893
National Silicon Industry Group Co. Ltd.
Class A * 2,336 4,319
NAURA Technology Group Co. Ltd. Class A  500 21,218
NetEase, Inc. 27,505 569,948
New China Life Insurance Co. Ltd. Class A  1,500 6,269
New China Life Insurance Co. Ltd. Class H  12,300 21,813
New Hope Liuhe Co. Ltd. Class A * 3,900 5,059
New Oriental Education & Technology
Group, Inc. * 21,000 183,537
Ninestar Corp. Class A  1,200 3,812
Ningbo Deye Technology Co. Ltd. Class A  340 4,426
Ningbo Joyson Electronic Corp. Class A  1,200 2,795
Ningbo Orient Wires & Cables Co. Ltd.
Class A  600 3,663
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  1,200 4,561
Ningbo Shanshan Co. Ltd. Class A  1,900 3,072
Ningbo Tuopu Group Co. Ltd. Class A  1,000 8,858
Ningxia Baofeng Energy Group Co. Ltd.
Class A  6,300 13,669
NIO, Inc. ADR * 19,190 86,355
Nongfu Spring Co. Ltd. Class H ~ 28,600 154,578
Offcn Education Technology Co. Ltd.
Class A * 5,400 2,234
Offshore Oil Engineering Co. Ltd. Class A  3,900 3,444
OFILM Group Co. Ltd. Class A * 2,800 3,897
Oppein Home Group, Inc. Class A  400 3,555
Orient Securities Co. Ltd. Class A  6,492 7,409
Oriental Pearl Group Co. Ltd. Class A  3,000 3,011
Pangang Group Vanadium Titanium &
Resources Co. Ltd. Class A * 8,100 3,388
PDD Holdings, Inc. ADR * 8,487 986,614
People.cn Co. Ltd. Class A  900 3,325
People's Insurance Co. Group of China Ltd.
Class A  15,500 10,994
People's Insurance Co. Group of China Ltd.
Class H  108,000 34,527
Perfect World Co. Ltd. Class A  1,697 2,502
PetroChina Co. Ltd. Class A  16,700 21,410
PetroChina Co. Ltd. Class H  302,000 259,002
Pharmaron Beijing Co. Ltd. Class A  1,250 3,537
PICC Property & Casualty Co. Ltd. Class H  98,000 129,335
Ping An Bank Co. Ltd. Class A  16,500 23,965
Ping An Insurance Group Co. of China Ltd.
Class A  9,300 52,431
Ping An Insurance Group Co. of China Ltd.
Class H  95,000 403,340
Piotech, Inc. Class A  160 4,146
Poly Developments & Holdings Group Co.
Ltd. Class A  10,100 13,078
Pop Mart International Group Ltd. ~ 6,800 25,035
Postal Savings Bank of China Co. Ltd.
Class A  23,000 15,159
Postal Savings Bank of China Co. Ltd.
Class H ~ 115,000 60,197
Power Construction Corp. of China Ltd.
Class A  14,600 9,982
Qi An Xin Technology Group, Inc. Class A * 599 2,622
Qifu Technology, Inc. ADR 1,732 31,921
Qinghai Salt Lake Industry Co. Ltd. Class A * 4,700 10,343
a Shares Value
Range Intelligent Computing Technology
Group Co. Ltd. Class A  1,200 $ 5,046
Risen Energy Co. Ltd. Class A  1,000 2,034
Rockchip Electronics Co. Ltd. Class A  400 2,724
Rongsheng Petrochemical Co. Ltd. Class A  8,597 12,912
SAIC Motor Corp. Ltd. Class A  6,500 13,453
Sailun Group Co. Ltd. Class A  2,700 5,444
Sanan Optoelectronics Co. Ltd. Class A  4,200 7,070
Sangfor Technologies, Inc. Class A * 400 3,492
Sany Heavy Equipment International
Holdings Co. Ltd. 16,000 10,296
Sany Heavy Industry Co. Ltd. Class A  7,200 14,407
Satellite Chemical Co. Ltd. Class A * 2,898 6,840
SDIC Capital Co. Ltd. Class A  5,600 4,954
SDIC Power Holdings Co. Ltd. Class A  6,300 12,971
Seazen Holdings Co. Ltd. Class A * 2,014 2,736
Seres Group Co. Ltd. Class A * 1,300 16,335
SF Holding Co. Ltd. Class A  4,200 21,137
SG Micro Corp. Class A  417 3,715
Shaanxi Coal Industry Co. Ltd. Class A  8,300 28,713
Shan Xi Hua Yang Group New Energy Co.
Ltd. Class A  3,050 3,876
Shandong Gold Mining Co. Ltd. Class A  3,400 12,326
Shandong Gold Mining Co. Ltd. Class H ~ 9,750 19,844
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  700 3,419
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  1,810 6,338
Shandong Linglong Tyre Co. Ltd. Class A  1,300 3,753
Shandong Nanshan Aluminum Co. Ltd.
Class A  10,200 4,759
Shandong Sun Paper Industry JSC Ltd.
Class A  2,400 4,686
Shandong Weigao Group Medical Polymer
Co. Ltd. Class H  35,200 21,947
Shanghai Aiko Solar Energy Co. Ltd.
Class A  1,580 2,987
Shanghai Bairun Investment Holding Group
Co. Ltd. Class A  916 2,262
Shanghai Baosight Software Co. Ltd.
Class A  2,956 15,746
Shanghai Baosight Software Co. Ltd.
Class B  3,968 8,053
Shanghai BOCHU Electronic Technology
Corp. Ltd. Class A  96 3,747
Shanghai Construction Group Co. Ltd.
Class A  7,900 2,548
Shanghai Electric Group Co. Ltd. Class A * 10,800 6,279
Shanghai Electric Power Co. Ltd. Class A  2,500 2,936
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  2,600 8,324
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class H  5,500 9,002
Shanghai International Airport Co. Ltd.
Class A * 1,100 5,429
Shanghai International Port Group Co. Ltd.
Class A  5,800 4,260
Shanghai Jinjiang International Hotels Co.
Ltd. Class A  800 3,183
Shanghai Junshi Biosciences Co. Ltd.
Class A * 666 2,511
Shanghai Lingang Holdings Corp. Ltd.
Class A  2,100 2,855
Shanghai M&G Stationery, Inc. Class A  800 3,920
Shanghai Moons' Electric Co. Ltd. Class A  400 3,257

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Shanghai Pharmaceuticals Holding Co. Ltd.
Class A  2,100 $ 4,956
Shanghai Pharmaceuticals Holding Co. Ltd.
Class H  10,900 15,750
Shanghai Pudong Development Bank Co.
Ltd. Class A  24,936 24,756
Shanghai Putailai New Energy Technology
Co. Ltd. Class A  1,839 4,857
Shanghai RAAS Blood Products Co. Ltd.
Class A  5,600 5,450
Shanghai Rural Commercial Bank Co. Ltd.
Class A  8,100 7,410
Shanghai United Imaging Healthcare Co.
Ltd. Class A  671 12,174
Shanghai Yuyuan Tourist Mart Group Co.
Ltd. Class A  3,200 2,657
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  1,300 3,602
Shanxi Coal International Energy Group Co.
Ltd. Class A  1,700 3,947
Shanxi Coking Coal Energy Group Co. Ltd.
Class A  4,800 6,782
Shanxi Lu'an Environmental Energy
Development Co. Ltd. Class A  2,600 7,216
Shanxi Meijin Energy Co. Ltd. Class A * 3,800 3,371
Shanxi Taigang Stainless Steel Co. Ltd.
Class A  5,000 2,449
Shanxi Xinghuacun Fen Wine Factory Co.
Ltd. Class A  1,040 35,329
Shede Spirits Co. Ltd. Class A  300 3,221
Shenergy Co. Ltd. Class A  4,300 4,598
Shengyi Technology Co. Ltd. Class A  2,000 4,858
Shennan Circuits Co. Ltd. Class A  400 4,903
Shenwan Hongyuan Group Co. Ltd. Class A  19,100 11,685
Shenzhen Capchem Technology Co. Ltd.
Class A  620 2,918
Shenzhen Energy Group Co. Ltd. Class A  3,900 3,741
Shenzhen Goodix Technology Co. Ltd.
Class A * 400 3,218
Shenzhen Inovance Technology Co. Ltd.
Class A  1,150 9,587
Shenzhen Kaifa Technology Co. Ltd. Class A  1,400 2,662
Shenzhen Kangtai Biological Products Co.
Ltd. Class A  960 2,901
Shenzhen Kedali Industry Co. Ltd. Class A  200 2,250
Shenzhen Mindray Bio-Medical Electronics
Co. Ltd. Class A  1,000 38,751
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  700 6,517
Shenzhen Overseas Chinese Town Co. Ltd.
Class A * 7,000 2,656
Shenzhen Salubris Pharmaceuticals Co.
Ltd. Class A  1,000 3,996
Shenzhen SC New Energy Technology
Corp. Class A  300 2,479
Shenzhen SED Industry Co. Ltd. Class A  1,000 2,548
Shenzhen Transsion Holdings Co. Ltd.
Class A  659 14,899
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  800 2,696
Shenzhou International Group Holdings Ltd. 11,700 111,073
Shijiazhuang Yiling Pharmaceutical Co. Ltd.
Class A  1,420 3,968
Sichuan Changhong Electric Co. Ltd.
Class A  3,900 2,960
a Shares Value
Sichuan Chuantou Energy Co. Ltd. Class A  3,900 $ 8,958
Sichuan Hebang Biotechnology Co. Ltd.
Class A  7,800 2,484
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  1,300 5,442
Sichuan Road & Bridge Co. Ltd. Class A  6,280 6,455
Sichuan Swellfun Co. Ltd. Class A  382 2,524
Sieyuan Electric Co. Ltd. Class A  700 5,640
Silergy Corp. 5,000 51,149
Sinolink Securities Co. Ltd. Class A  3,300 3,858
Sinoma International Engineering Co.
Class A  2,300 3,615
Sinoma Science & Technology Co. Ltd.
Class A  1,500 3,131
Sinomine Resource Group Co. Ltd. Class A  668 3,370
Sinopharm Group Co. Ltd. Class H  19,200 49,234
Sinotruk Hong Kong Ltd. 10,000 24,556
Skshu Paint Co. Ltd. Class A * 428 1,927
Smoore International Holdings Ltd. ~ 26,000 22,158
Songcheng Performance Development Co.
Ltd. Class A  2,300 3,241
SooChow Securities Co. Ltd. Class A  4,410 4,108
Southwest Securities Co. Ltd. Class A  5,800 3,077
Spring Airlines Co. Ltd. Class A * 800 6,094
StarPower Semiconductor Ltd. Class A  200 4,014
Sungrow Power Supply Co. Ltd. Class A  1,300 18,576
Sunny Optical Technology Group Co. Ltd. 10,100 51,725
Sunresin New Materials Co. Ltd. Class A  400 2,473
Sunwoda Electronic Co. Ltd. Class A  1,600 3,030
SUPCON Technology Co. Ltd. Class A  648 4,159
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A  1,400 2,807
Suzhou Maxwell Technologies Co. Ltd.
Class A  216 3,185
Suzhou TFC Optical Communication Co.
Ltd. Class A  300 6,306
TAL Education Group ADR * 6,245 70,881
TBEA Co. Ltd. Class A  4,300 9,005
TCL Technology Group Corp. Class A * 16,000 10,321
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A  3,450 5,636
Tencent Holdings Ltd. 93,900 3,657,399
Tencent Music Entertainment Group ADR * 10,661 119,297
Thunder Software Technology Co. Ltd.
Class A  400 2,863
Tianfeng Securities Co. Ltd. Class A * 7,200 2,871
Tianjin 712 Communication & Broadcasting
Co. Ltd. Class A  700 2,320
Tianma Microelectronics Co. Ltd. Class A * 2,200 2,499
Tianqi Lithium Corp. Class A  1,300 8,579
Tianshan Aluminum Group Co. Ltd. Class A  4,100 3,628
Tianshui Huatian Technology Co. Ltd.
Class A  2,700 2,884
Tingyi Cayman Islands Holding Corp. 28,000 30,727
Tongcheng Travel Holdings Ltd. * ~ 17,600 46,529
TongFu Microelectronics Co. Ltd. Class A  1,300 3,988
Tongkun Group Co. Ltd. Class A * 2,100 3,900
Tongling Nonferrous Metals Group Co. Ltd.
Class A  10,800 5,850
Tongwei Co. Ltd. Class A  3,800 12,996
Topchoice Medical Corp. Class A * 300 2,518
Topsports International Holdings Ltd. ~ 26,000 17,438
TravelSky Technology Ltd. Class H  13,000 15,769
Trina Solar Co. Ltd. Class A  1,896 6,223

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Trip.com Group Ltd. * 7,799 $ 345,818
Tsinghua Tongfang Co. Ltd. Class A * 2,900 2,618
Tsingtao Brewery Co. Ltd. Class A  1,100 12,814
Tsingtao Brewery Co. Ltd. Class H  8,000 55,057
Unigroup Guoxin Microelectronics Co. Ltd.
Class A * 739 6,707
Unisplendour Corp. Ltd. Class A * 2,400 7,294
Universal Scientific Industrial Shanghai Co.
Ltd. Class A  1,600 3,039
Verisilicon Microelectronics Shanghai Co.
Ltd. Class A * 339 1,621
Vipshop Holdings Ltd. ADR 4,940 81,757
Walvax Biotechnology Co. Ltd. Class A  1,400 3,008
Wanda Film Holding Co. Ltd. Class A * 1,900 4,005
Wanhua Chemical Group Co. Ltd. Class A  2,700 30,089
Want Want China Holdings Ltd. 67,000 39,548
Weichai Power Co. Ltd. Class A  5,800 13,090
Weichai Power Co. Ltd. Class H  28,000 53,427
Weihai Guangwei Composites Co. Ltd.
Class A  660 2,772
Wens Foodstuffs Group Co. Ltd. Class A  5,700 14,622
Western Mining Co. Ltd. Class A  2,000 5,135
Western Securities Co. Ltd. Class A  3,900 3,647
Western Superconducting Technologies Co.
Ltd. Class A  426 2,193
Will Semiconductor Co. Ltd. Class A  980 13,370
Wingtech Technology Co. Ltd. Class A * 1,100 5,574
Wintime Energy Group Co. Ltd. Class A * 19,300 3,555
Wuchan Zhongda Group Co. Ltd. Class A  4,400 2,669
Wuhan Guide Infrared Co. Ltd. Class A  3,454 3,467
Wuliangye Yibin Co. Ltd. Class A  3,300 69,980
WUS Printed Circuit Kunshan Co. Ltd.
Class A  1,600 6,744
WuXi AppTec Co. Ltd. Class A  2,200 14,340
WuXi AppTec Co. Ltd. Class H ~ 4,940 23,471
Wuxi Biologics Cayman, Inc. * ~ 54,500 99,700
XCMG Construction Machinery Co. Ltd.
Class A  10,100 8,681
Xiamen C & D, Inc. Class A  2,600 3,655
Xiamen Faratronic Co. Ltd. Class A  200 2,753
Xiamen Tungsten Co. Ltd. Class A  1,200 3,230
Xiaomi Corp. Class B * ~ 218,400 428,780
Xinjiang Daqo New Energy Co. Ltd. Class A  1,520 5,679
Xinyi Solar Holdings Ltd. 70,081 54,417
XPeng, Inc. Class A * 16,408 65,003
Yadea Group Holdings Ltd. ~ 18,000 29,206
Yangzhou Yangjie Electronic Technology Co.
Ltd. Class A  500 2,554
Yankuang Energy Group Co. Ltd. Class A  2,600 8,308
Yankuang Energy Group Co. Ltd. Class H  34,000 71,496
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  900 3,708
Yealink Network Technology Corp. Ltd.
Class A  1,080 3,754
Yifeng Pharmacy Chain Co. Ltd. Class A  872 4,746
Yihai Kerry Arawana Holdings Co. Ltd.
Class A  1,400 5,849
Yintai Gold Co. Ltd. Class A  2,400 5,629
Yonghui Superstores Co. Ltd. Class A * 7,700 2,441
YongXing Special Materials Technology Co.
Ltd. Class A  450 2,958
Yonyou Network Technology Co. Ltd.
Class A  3,000 5,009
Youngor Fashion Co. Ltd. Class A  3,800 3,670
a Shares Value
YTO Express Group Co. Ltd. Class A  3,000 $ 6,289
Yuexiu Property Co. Ltd. 22,480 12,404
Yum China Holdings, Inc. 5,773 229,708
Yunda Holding Co. Ltd. Class A  2,500 2,485
Yunnan Aluminium Co. Ltd. Class A  3,000 5,663
Yunnan Baiyao Group Co. Ltd. Class A  1,560 10,904
Yunnan Botanee Bio-Technology Group Co.
Ltd. Class A  400 3,293
Yunnan Chihong Zinc&Germanium Co. Ltd.
Class A  4,500 3,445
Yunnan Energy New Material Co. Ltd.
Class A  800 4,513
Yunnan Tin Co. Ltd. Class A  1,400 2,797
Yunnan Yuntianhua Co. Ltd. Class A  1,500 3,848
Yutong Bus Co. Ltd. Class A  1,900 4,937
Zai Lab Ltd. * 13,380 21,718
Zangge Mining Co. Ltd. Class A  1,400 5,765
Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd. Class A  500 15,962
Zhaojin Mining Industry Co. Ltd. Class H  18,500 25,208
Zhejiang Century Huatong Group Co. Ltd.
Class A * 6,520 4,294
Zhejiang China Commodities City Group Co.
Ltd. Class A  4,800 5,827
Zhejiang Chint Electrics Co. Ltd. Class A  1,800 5,023
Zhejiang Dahua Technology Co. Ltd. Class A  2,800 7,216
Zhejiang Dingli Machinery Co. Ltd. Class A  400 3,107
Zhejiang Expressway Co. Ltd. Class H  22,840 14,657
Zhejiang Huahai Pharmaceutical Co. Ltd.
Class A  1,200 2,146
Zhejiang Huayou Cobalt Co. Ltd. Class A  1,475 5,433
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  1,100 5,256
Zhejiang Juhua Co. Ltd. Class A  2,300 7,453
Zhejiang Leapmotor Technology Co. Ltd. * ~ 7,100 23,867
Zhejiang Longsheng Group Co. Ltd. Class A  2,800 3,224
Zhejiang NHU Co. Ltd. Class A  2,604 6,033
Zhejiang Sanhua Intelligent Controls Co.
Ltd. Class A  1,600 5,319
Zhejiang Supor Co. Ltd. Class A  500 3,957
Zhejiang Weiming Environment Protection
Co. Ltd. Class A  1,420 3,583
Zhejiang Weixing New Building Materials Co.
Ltd. Class A  1,400 3,024
Zhejiang Zheneng Electric Power Co. Ltd.
Class A * 9,700 8,737
Zheshang Securities Co. Ltd. Class A  3,400 5,319
ZhongAn Online P&C Insurance Co. Ltd.
Class H * ~ 10,100 16,162
Zhongji Innolight Co. Ltd. Class A  700 14,996
Zhongjin Gold Corp. Ltd. Class A  4,200 7,192
Zhongsheng Group Holdings Ltd. 12,000 20,844
Zhongtai Securities Co. Ltd. Class A  6,000 5,533
Zhuzhou CRRC Times Electric Co. Ltd. 7,300 23,158
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  532 3,292
Zijin Mining Group Co. Ltd. Class A  18,800 41,960
Zijin Mining Group Co. Ltd. Class H  76,000 152,258
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  6,100 6,779
ZTE Corp. Class A  3,300 12,543
ZTE Corp. Class H  11,000 21,958
ZTO Express Cayman, Inc. ADR 6,028 126,226
25,726,009

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Colombia - 0.1%
spacing
Bancolombia SA 3,565 $ 31,617
Interconexion Electrica SA ESP 6,281 32,143
63,760
Czech Republic - 0.1%
spacing
CEZ AS 2,292 81,794
Komercni banka AS 1,077 38,574
Moneta Money Bank AS ~ 4,772 20,740
141,108
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 35,974 60,700
Eastern Co. SAE 14,769 8,408
EFG Holding SAE * 13,430 5,002
74,110
Greece - 0.5%
spacing
Alpha Services & Holdings SA * 31,660 55,601
Eurobank Ergasias Services & Holdings SA
Class A * 36,883 70,908
Hellenic Telecommunications Organization
SA 2,680 39,524
Jumbo SA 1,638 47,183
Motor Oil Hellas Corinth Refineries SA 945 28,159
Mytilineos SA 1,420 54,783
National Bank of Greece SA * 11,021 86,274
OPAP SA 2,633 47,382
Piraeus Financial Holdings SA * 15,137 63,244
Public Power Corp. SA * 2,982 37,403
530,461
Hong Kong - 0.1%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
Orient Overseas International Ltd. 2,000 23,941
Sino Biopharmaceutical Ltd. 147,000 56,841
Vinda International Holdings Ltd. 4,000 11,995
92,777
Hungary - 0.2%
spacing
MOL Hungarian Oil & Gas PLC 6,414 52,012
OTP Bank Nyrt 3,183 146,498
Richter Gedeon Nyrt 1,982 50,281
248,791
India - 17.4%
spacing
ABB India Ltd. 753 57,535
Adani Enterprises Ltd. 2,425 93,268
Adani Green Energy Ltd. * 4,494 99,187
Adani Ports & Special Economic Zone Ltd. 7,492 120,971
Adani Power Ltd. * 10,943 70,306
Ambuja Cements Ltd. 8,440 62,127
APL Apollo Tubes Ltd. 2,361 42,484
Apollo Hospitals Enterprise Ltd. 1,428 109,010
Ashok Leyland Ltd. 20,905 43,025
Asian Paints Ltd. 5,444 185,789
Astral Ltd. 1,911 45,705
AU Small Finance Bank Ltd. ~ 2,380 16,192
Aurobindo Pharma Ltd. 3,743 49,046
Avenue Supermarts Ltd. * ~ 2,311 125,605
Axis Bank Ltd. 32,407 408,438
a Shares Value
Bajaj Auto Ltd. 950 $ 104,518
Bajaj Finance Ltd. 3,950 344,909
Bajaj Finserv Ltd. 5,439 107,600
Bajaj Holdings & Investment Ltd. 379 37,672
Balkrishna Industries Ltd. 1,099 30,601
Bandhan Bank Ltd. ~ 11,220 24,313
Bank of Baroda 14,647 46,531
Berger Paints India Ltd. 4,126 28,422
Bharat Electronics Ltd. 51,935 125,785
Bharat Forge Ltd. 3,633 49,320
Bharat Heavy Electricals Ltd. 14,846 44,161
Bharat Petroleum Corp. Ltd. 10,760 77,949
Bharti Airtel Ltd. 31,953 471,458
Britannia Industries Ltd. 1,540 90,698
CG Power & Industrial Solutions Ltd. 8,681 56,403
Cholamandalam Investment and Finance
Co. Ltd. 5,962 83,022
Cipla Ltd. 7,445 133,837
Coal India Ltd. 21,850 114,250
Colgate-Palmolive India Ltd. 1,931 62,916
Container Corp. Of India Ltd. 3,470 36,827
Cummins India Ltd. 1,970 71,118
Dabur India Ltd. 8,813 55,349
Divi's Laboratories Ltd. 1,694 70,114
DLF Ltd. 10,554 113,872
Dr Reddy's Laboratories Ltd. 1,659 122,607
Eicher Motors Ltd. 1,940 93,704
GAIL India Ltd. 32,706 71,190
GMR Airports Infrastructure Ltd. * 34,305 33,661
Godrej Consumer Products Ltd. 5,803 87,373
Godrej Properties Ltd. * 1,776 49,102
Grasim Industries Ltd. 3,740 102,872
Havells India Ltd. 3,565 64,894
HCL Technologies Ltd. 13,460 250,256
HDFC Asset Management Co. Ltd. ~ 1,366 61,601
HDFC Bank Ltd. 39,886 695,517
HDFC Life Insurance Co. Ltd. ~ 13,741 104,467
Hero MotoCorp Ltd. 1,704 96,748
Hindalco Industries Ltd. 19,152 129,307
Hindustan Aeronautics Ltd. ~ 2,844 113,808
Hindustan Petroleum Corp. Ltd. 8,042 45,911
Hindustan Unilever Ltd. 11,673 317,602
ICICI Bank Ltd. 73,707 971,728
ICICI Lombard General Insurance Co. Ltd. ~ 3,420 69,176
ICICI Prudential Life Insurance Co. Ltd. ~ 5,114 37,391
IDFC First Bank Ltd. * 49,021 44,474
Indian Hotels Co. Ltd. 12,091 85,823
Indian Oil Corp. Ltd. 40,043 80,802
Indian Railway Catering & Tourism Corp.
Ltd. 3,398 37,943
Indraprastha Gas Ltd. 4,457 23,084
IndusInd Bank Ltd. 4,078 76,240
Info Edge India Ltd. 1,012 68,008
Infosys Ltd. 47,144 848,976
InterGlobe Aviation Ltd. * ~ 2,194 93,493
ITC Ltd. 42,489 218,800
Jindal Steel & Power Ltd. 5,060 51,823
Jio Financial Services Ltd. * 40,592 172,572
JSW Steel Ltd. 8,689 86,780
Jubilant Foodworks Ltd. 5,630 30,375
Kotak Mahindra Bank Ltd. 15,515 333,324
Larsen & Toubro Ltd. 9,564 432,573
LTIMindtree Ltd. ~ 1,259 74,817
Lupin Ltd. 3,238 62,854

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Macrotech Developers Ltd. ~ 3,421 $ 46,750
Mahindra & Mahindra Ltd. 13,243 305,931
Marico Ltd. 7,345 43,876
Maruti Suzuki India Ltd. 2,009 304,125
Max Healthcare Institute Ltd. 11,041 108,890
Mphasis Ltd. 1,067 30,689
MRF Ltd. 33 52,818
Muthoot Finance Ltd. 1,717 30,592
Nestle India Ltd. 4,790 150,781
NMDC Ltd. 14,583 35,394
NTPC Ltd. 61,968 250,430
Oil & Natural Gas Corp. Ltd. 44,614 144,015
One 97 Communications Ltd. * 3,607 17,479
Page Industries Ltd. 87 35,989
Persistent Systems Ltd. 1,418 68,021
Petronet LNG Ltd. 10,624 33,639
PI Industries Ltd. 1,186 55,102
Pidilite Industries Ltd. 2,162 78,203
Polycab India Ltd. 637 38,792
Power Finance Corp. Ltd. 21,070 98,857
Power Grid Corp. of India Ltd. 66,031 219,184
Punjab National Bank 31,306 46,925
REC Ltd. 18,678 101,383
Reliance Industries Ltd. 43,225 1,545,647
Samvardhana Motherson International Ltd. 33,598 47,384
SBI Cards & Payment Services Ltd. 4,045 33,170
SBI Life Insurance Co. Ltd. ~ 6,397 115,509
Shree Cement Ltd. 128 39,510
Shriram Finance Ltd. 3,995 113,312
Siemens Ltd. 1,261 81,467
Sona Blw Precision Forgings Ltd. ~ 5,834 49,494
SRF Ltd. 2,099 64,537
State Bank of India 25,349 229,574
Sun Pharmaceutical Industries Ltd. 13,618 265,112
Supreme Industries Ltd. 900 45,759
Suzlon Energy Ltd. * 124,994 60,807
Tata Communications Ltd. 1,618 39,101
Tata Consultancy Services Ltd. 12,844 599,455
Tata Consumer Products Ltd. 8,114 106,845
Tata Elxsi Ltd. 485 45,378
Tata Motors Ltd. 23,574 281,436
Tata Motors Ltd. Class A  6,531 51,663
Tata Power Co. Ltd. 20,390 96,506
Tata Steel Ltd. 104,827 196,566
Tech Mahindra Ltd. 7,630 114,509
Titan Co. Ltd. 5,046 230,663
Torrent Pharmaceuticals Ltd. 1,443 45,039
Trent Ltd. 2,572 122,082
Tube Investments of India Ltd. 1,508 67,724
TVS Motor Co. Ltd. 3,372 87,275
UltraTech Cement Ltd. 1,639 191,932
Union Bank of India Ltd. 21,074 38,947
United Spirits Ltd. 4,128 56,210
UPL Ltd. 6,384 34,975
Varun Beverages Ltd. 6,450 108,402
Vedanta Ltd. 13,186 43,164
Wipro Ltd. 18,559 107,568
Yes Bank Ltd. * 183,422 51,232
Zomato Ltd. * 86,595 189,810
18,147,638
Indonesia - 1.8%
spacing
Adaro Energy Indonesia Tbk. PT 204,300 34,809
Amman Mineral Internasional PT * 92,400 51,018
a Shares Value
Aneka Tambang  Tbk. PT 119,700 $ 12,092
Astra International Tbk. PT 287,500 93,406
Bank Central Asia Tbk. PT 787,700 500,928
Bank Mandiri Persero Tbk. PT 530,100 241,192
Bank Negara Indonesia Persero Tbk. PT 212,000 78,920
Bank Rakyat Indonesia Persero Tbk. PT 968,397 370,291
Barito Pacific Tbk. PT 398,491 23,755
Charoen Pokphand Indonesia Tbk. PT 104,500 34,609
GoTo Gojek Tokopedia Tbk. PT * 11,920,300 51,901
Indah Kiat Pulp & Paper Tbk. PT 35,000 21,134
Indofood CBP Sukses Makmur Tbk. PT 33,200 24,283
Indofood Sukses Makmur Tbk. PT 62,500 25,130
Kalbe Farma Tbk. PT 298,600 27,779
Merdeka Copper Gold Tbk. PT * 136,962 19,720
Sarana Menara Nusantara Tbk. PT 289,900 15,725
Semen Indonesia Persero Tbk. PT 48,333 17,986
Sumber Alfaria Trijaya Tbk. PT 264,500 48,565
Telkom Indonesia Persero Tbk. PT 703,300 154,688
Unilever Indonesia Tbk. PT 108,600 18,494
United Tractors Tbk. PT 21,200 32,330
1,898,755
Kuwait - 0.8%
spacing
Agility Public Warehousing Co. KSC * 22,732 49,223
Boubyan Bank KSCP 19,632 39,560
Gulf Bank KSCP 25,797 24,654
Kuwait Finance House KSCP 122,504 318,568
Mabanee Co. KPSC 9,898 25,445
Mobile Telecommunications Co. 27,612 44,064
National Bank of Kuwait SAKP 107,026 333,917
835,431
Luxembourg - 0.0%
spacing
Reinet Investments SCA 1,942 46,984
Malaysia - 1.3%
spacing
AMMB Holdings Bhd. 33,000 29,064
Axiata Group Bhd. 38,900 22,127
CELCOMDIGI Bhd. 49,800 44,298
CIMB Group Holdings Bhd. 90,820 125,809
Gamuda Bhd. 27,551 30,677
Genting Bhd. 30,400 30,350
Genting Malaysia Bhd. 42,300 24,428
Hong Leong Bank Bhd. 9,200 37,632
IHH Healthcare Bhd. 31,300 39,877
Inari Amertron Bhd. 40,000 26,753
IOI Corp. Bhd. 35,700 29,814
Kuala Lumpur Kepong Bhd. 7,033 33,186
Malayan Banking Bhd. 77,088 157,225
Malaysia Airports Holdings Bhd. 12,992 27,197
Maxis Bhd. 33,500 23,853
MISC Bhd. 19,000 30,722
MR DIY Group M Bhd. ~ 47,050 14,911
Nestle Malaysia Bhd. 1,000 24,931
Petronas Chemicals Group Bhd. 39,800 57,137
Petronas Dagangan Bhd. 4,200 19,079
Petronas Gas Bhd. 11,200 41,553
PPB Group Bhd. 9,100 29,994
Press Metal Aluminium Holdings Bhd. 52,600 51,789
Public Bank Bhd. 206,600 183,838
QL Resources Bhd. 15,600 19,393
RHB Bank Bhd. 21,368 25,479
Sime Darby Bhd. 38,700 21,276

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Sime Darby Plantation Bhd. 29,402 $ 27,060
Telekom Malaysia Bhd. 16,381 20,813
Tenaga Nasional Bhd. 37,000 87,868
YTL Corp. Bhd. 47,000 25,924
YTL Power International Bhd. 34,800 27,828
1,391,885
Mexico - 2.8%
spacing
Alfa SAB de CV Class A  44,400 33,037
America Movil SAB de CV 266,000 248,351
Arca Continental SAB de CV 7,300 79,747
Banco del Bajio SA ~ 11,000 42,785
Cemex SAB de CV * 214,900 193,701
Coca-Cola Femsa SAB de CV 7,510 72,907
Fibra Uno Administracion SA de CV REIT 41,100 68,363
Fomento Economico Mexicano SAB de CV 27,600 360,735
Gruma SAB de CV Class B  2,625 49,088
Grupo Aeroportuario del Centro Norte SAB
de CV 4,100 40,492
Grupo Aeroportuario del Pacifico SAB de
CV Class B  5,560 90,290
Grupo Aeroportuario del Sureste SAB de
CV Class B  2,555 80,832
Grupo Bimbo SAB de CV 18,800 89,075
Grupo Carso SAB de CV Class Series A1  8,000 71,560
Grupo Financiero Banorte SAB de CV
Class O  36,900 391,929
Grupo Financiero Inbursa SAB de CV
Class O * 26,000 80,336
Grupo Mexico SAB de CV 44,200 263,175
Industrias Penoles SAB de CV * 2,800 39,798
Kimberly-Clark de Mexico SAB de CV
Class A  21,600 50,280
Operadora De Sites Mexicanos SAB de CV 18,100 22,048
Orbia Advance Corp. SAB de CV 14,300 29,923
Prologis Property Mexico SA de CV REIT 11,119 48,824
Promotora y Operadora de Infraestructura
SAB de CV 2,705 28,692
Southern Copper Corp. 1,206 128,463
Wal-Mart de Mexico SAB de CV 74,400 299,526
2,903,957
Peru - 0.2%
spacing
Cia de Minas Buenaventura SAA ADR 2,885 45,814
Credicorp Ltd. 959 162,483
208,297
Philippines - 0.6%
spacing
Aboitiz Equity Ventures, Inc. 23,910 19,927
Ayala Corp. 3,970 45,198
Ayala Land, Inc. 95,400 54,832
Bank of the Philippine Islands 26,171 54,982
BDO Unibank, Inc. 33,692 92,598
International Container Terminal Services,
Inc. 14,440 81,685
JG Summit Holdings, Inc. 37,250 24,120
Jollibee Foods Corp. 6,350 28,547
Manila Electric Co. 3,990 25,339
Metropolitan Bank & Trust Co. 25,470 29,581
PLDT, Inc. 1,075 26,149
SM Investments Corp. 3,460 59,865
SM Prime Holdings, Inc. 143,500 83,473
a Shares Value
Universal Robina Corp. 12,400 $ 23,227
649,523
Poland - 0.9%
spacing
Allegro.eu SA * ~ 7,487 61,999
Bank Polska Kasa Opieki SA 2,605 118,381
Budimex SA 181 31,720
CD Projekt SA 918 26,860
Dino Polska SA * ~ 695 67,424
KGHM Polska Miedz SA 1,988 56,776
LPP SA 16 61,240
mBank SA * 212 39,243
ORLEN SA 8,241 134,229
PGE Polska Grupa Energetyczna SA * 12,745 22,963
Powszechna Kasa Oszczednosci Bank
Polski SA 12,434 184,492
Powszechny Zaklad Ubezpieczen SA 8,587 104,879
Santander Bank Polska SA 507 72,193
982,399
Qatar - 0.8%
spacing
Barwa Real Estate Co. 30,477 23,109
Commercial Bank PSQC 45,920 62,240
Dukhan Bank 25,986 27,549
Industries Qatar QSC 21,493 70,698
Masraf Al Rayan QSC 79,088 51,567
Mesaieed Petrochemical Holding Co. 80,372 43,287
Ooredoo QPSC 11,345 33,029
Qatar Electricity & Water Co. QSC 6,258 27,928
Qatar Fuel QSC 8,452 34,286
Qatar Gas Transport Co. Ltd. 35,347 38,709
Qatar International Islamic Bank QSC 13,995 42,012
Qatar Islamic Bank SAQ 25,175 131,421
Qatar National Bank QPSC 65,585 255,783
841,618
Romania - 0.1%
spacing
NEPI Rockcastle NV * 7,974 55,069
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –
Gazprom PJSC * ± Ω 58,020 –
Gazprom PJSC ADR (OTC) * ± Ω 202,366 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC * ± Ω 298 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Mobile TeleSystems PJSC ADR * ± Ω 17,555 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,551 –
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
Novolipetsk Steel PJSC GDR * ~ ± Ω 312 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR * ~ ± Ω 5,315 –
Polyus PJSC * ± Ω 241 –
Polyus PJSC GDR * ~ ± Ω 262 –
Polyus PJSC ADR * ± Ω 2,028 –
Rosneft Oil Co. PJSC * ± Ω 3,660 –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –
Sberbank of Russia PJSC * ± Ω 41,510 –
Sberbank of Russia PJSC ADR (OTC) * ± Ω 94,703 –

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Severstal PAO * ± Ω 812 $ –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 21,000,000 1
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
1
Saudi Arabia - 4.2%
spacing
ACWA Power Co. 1,348 121,836
Ades Holding Co. * 4,813 26,641
Advanced Petrochemical Co. 1,823 19,057
Al Rajhi Bank 27,833 617,019
Alinma Bank 13,899 162,391
Almarai Co. JSC 3,548 54,112
Arab National Bank 9,577 75,487
Arabian Internet & Communications
Services Co. 342 34,479
Bank Al-Jazira * 5,714 30,476
Bank AlBilad 6,966 90,268
Banque Saudi Fransi 8,380 87,073
Bupa Arabia for Cooperative Insurance Co. 1,170 82,295
Co. for Cooperative Insurance 1,042 45,003
Dallah Healthcare Co. 487 22,931
Dar Al Arkan Real Estate Development Co. * 7,507 27,666
Dr Sulaiman Al Habib Medical Services
Group Co. 1,241 103,717
Elm Co. 341 87,224
Etihad Etisalat Co. 5,348 75,005
Jarir Marketing Co. 8,350 32,729
Mobile Telecommunications Co. Saudi
Arabia 6,252 21,037
Mouwasat Medical Services Co. 1,390 50,552
Nahdi Medical Co. 557 21,972
Power & Water Utility Co. for Jubail & Yanbu 1,072 19,792
Riyad Bank 20,851 165,754
SABIC Agri-Nutrients Co. 3,308 108,161
Sahara International Petrochemical Co. 5,092 42,020
Saudi Arabian Mining Co. * 18,351 247,094
Saudi Arabian Oil Co. ~ 37,808 310,122
Saudi Aramco Base Oil Co. 715 31,928
Saudi Awwal Bank 14,304 158,276
Saudi Basic Industries Corp. 12,772 266,003
Saudi Electricity Co. 11,847 62,479
Saudi Industrial Investment Group 5,224 31,169
Saudi Investment Bank 6,947 30,676
Saudi Kayan Petrochemical Co. * 10,421 25,063
Saudi National Bank 41,749 454,397
Saudi Research & Media Group * 510 39,121
Saudi Tadawul Group Holding Co. 680 49,552
Saudi Telecom Co. 28,386 299,662
Savola Group 3,707 55,845
Yanbu National Petrochemical Co. 3,897 38,689
4,324,773
South Africa - 2.5%
spacing
Absa Group Ltd. 12,049 94,070
Anglo American Platinum Ltd. 940 38,134
Aspen Pharmacare Holdings Ltd. 5,380 62,316
Bid Corp. Ltd. 4,758 116,013
Bidvest Group Ltd. 4,101 52,510
a Shares Value
Capitec Bank Holdings Ltd. 1,235 $ 136,591
Clicks Group Ltd. 3,401 53,172
Discovery Ltd. 7,662 48,800
Exxaro Resources Ltd. 3,474 30,994
FirstRand Ltd. 71,793 233,923
Gold Fields Ltd. 12,672 203,289
Harmony Gold Mining Co. Ltd. 7,898 65,308
Impala Platinum Holdings Ltd. 12,817 52,950
Kumba Iron Ore Ltd. 913 22,284
MTN Group Ltd. 24,056 119,024
Naspers Ltd. Class N  2,602 461,264
Nedbank Group Ltd. 6,226 75,114
Northam Platinum Holdings Ltd. 5,058 30,158
Old Mutual Ltd. 68,643 42,585
OUTsurance Group Ltd. 12,001 26,613
Pepkor Holdings Ltd. ~ 28,583 28,477
Remgro Ltd. 7,125 45,936
Sanlam Ltd. 25,021 91,669
Sasol Ltd. 8,148 62,967
Shoprite Holdings Ltd. 7,137 93,241
Sibanye Stillwater Ltd. 40,125 45,923
Standard Bank Group Ltd. 19,017 185,993
Vodacom Group Ltd. 8,848 46,038
Woolworths Holdings Ltd. 13,311 41,613
2,606,969
South Korea - 11.9%
spacing
Amorepacific Corp. 415 37,366
Celltrion Pharm, Inc. * 266 20,491
Celltrion, Inc. 2,166 295,782
CJ CheilJedang Corp. 118 25,598
CosmoAM&T Co. Ltd. * 343 41,364
Coway Co. Ltd. 787 32,896
DB Insurance Co. Ltd. 653 46,710
Doosan Bobcat, Inc. 780 31,295
Doosan Enerbility Co. Ltd. * 6,372 82,856
Ecopro BM Co. Ltd. * 694 143,247
Ecopro Co. Ltd. * 284 138,757
Ecopro Materials Co. Ltd. * 196 19,451
GS Holdings Corp. 660 23,751
Hana Financial Group, Inc. 4,151 181,722
Hanjin Kal Corp. 379 16,720
Hankook Tire & Technology Co. Ltd. 1,053 42,311
Hanmi Pharm Co. Ltd. 100 25,411
Hanmi Semiconductor Co. Ltd. 622 61,894
Hanon Systems 2,646 11,760
Hanwha Aerospace Co. Ltd. 502 77,433
Hanwha Ocean Co. Ltd. * 1,089 22,191
Hanwha Solutions Corp. 1,583 32,506
HD Hyundai Co. Ltd. 618 31,626
HD Hyundai Heavy Industries Co. Ltd. * 314 27,678
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 601 53,699
HLB, Inc. * 1,666 135,660
HMM Co. Ltd. 3,425 40,062
HYBE Co. Ltd. 295 50,187
Hyundai Engineering & Construction Co.
Ltd. 1,106 27,349
Hyundai Glovis Co. Ltd. 266 35,701
Hyundai Mobis Co. Ltd. 865 167,929
Hyundai Motor Co. 1,946 342,434
Hyundai Steel Co. 1,233 29,145
Industrial Bank of Korea 3,971 41,188
Kakao Corp. 4,422 178,739

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
KakaoBank Corp. 2,366 $ 49,416
Kakaopay Corp. * 377 10,907
Kangwon Land, Inc. 1,364 16,632
KB Financial Group, Inc. 5,443 284,438
Kia Corp. 3,710 308,335
Korea Aerospace Industries Ltd. 1,036 38,777
Korea Electric Power Corp. * 3,648 59,987
Korea Investment Holdings Co. Ltd. 592 29,310
Korea Zinc Co. Ltd. 119 40,160
Korean Air Lines Co. Ltd. 2,619 42,167
Krafton, Inc. * 411 76,330
KT Corp. 916 25,836
KT&G Corp. 1,426 99,251
Kum Yang Co. Ltd. * 495 41,530
Kumho Petrochemical Co. Ltd. 223 23,265
L&F Co. Ltd. * 359 47,005
LG Chem Ltd. 702 229,768
LG Corp. 1,341 87,233
LG Display Co. Ltd. * 5,360 42,137
LG Electronics, Inc. 1,509 108,475
LG Energy Solution Ltd. * 665 198,104
LG H&H Co. Ltd. 133 38,207
LG Innotek Co. Ltd. 201 29,511
LG Uplus Corp. 3,046 22,733
Lotte Chemical Corp. 273 24,338
Meritz Financial Group, Inc. 1,444 87,802
Mirae Asset Securities Co. Ltd. 3,442 20,780
NAVER Corp. 1,845 256,321
NCSoft Corp. 202 30,901
Netmarble Corp. * ~ 367 17,196
NH Investment & Securities Co. Ltd. Class C  2,125 18,624
Orion Corp. 336 22,927
Posco DX Co. Ltd. 754 27,217
POSCO Future M Co. Ltd. 440 98,943
POSCO Holdings, Inc. 1,021 319,806
Posco International Corp. 748 29,568
S-Oil Corp. 641 37,126
Samsung Biologics Co. Ltd. * ~ 253 156,588
Samsung C&T Corp. 1,186 141,038
Samsung Electro-Mechanics Co. Ltd. 794 88,468
Samsung Electronics Co. Ltd. 67,805 4,074,911
Samsung Engineering Co. Ltd. * 2,223 41,640
Samsung Fire & Marine Insurance Co. Ltd. 437 100,357
Samsung Heavy Industries Co. Ltd. * 9,348 59,875
Samsung Life Insurance Co. Ltd. 1,135 80,517
Samsung SDI Co. Ltd. 781 276,985
Samsung SDS Co. Ltd. 549 66,707
Samsung Securities Co. Ltd. 887 26,822
Shinhan Financial Group Co. Ltd. 6,189 218,317
SK Biopharmaceuticals Co. Ltd. * 444 30,509
SK Bioscience Co. Ltd. * 383 17,570
SK Hynix, Inc. 7,752 1,026,949
SK IE Technology Co. Ltd. * ~ 405 21,998
SK Innovation Co. Ltd. * 857 75,486
SK Square Co. Ltd. * 1,378 80,608
SK Telecom Co. Ltd. 780 30,884
SK, Inc. 519 70,404
SKC Co. Ltd. * 269 23,906
Woori Financial Group, Inc. 8,547 92,711
Yuhan Corp. 799 45,937
12,363,159
Taiwan - 16.9%
spacing
Accton Technology Corp. 7,000 100,313
a Shares Value
Acer, Inc. 41,000 $ 59,763
Advantech Co. Ltd. 6,898 87,759
Alchip Technologies Ltd. 1,000 98,956
ASE Technology Holding Co. Ltd. 44,000 213,580
Asia Cement Corp. 33,000 42,217
Asustek Computer, Inc. 10,000 132,385
AUO Corp. * 93,400 52,803
Catcher Technology Co. Ltd. 8,000 54,362
Cathay Financial Holding Co. Ltd. * 135,202 203,746
Chailease Holding Co. Ltd. 21,798 116,804
Chang Hwa Commercial Bank Ltd. 77,144 43,742
Cheng Shin Rubber Industry Co. Ltd. 28,000 43,465
China Airlines Ltd. 41,000 24,966
China Development Financial Holding
Corp. * 227,214 98,286
China Steel Corp. 168,000 124,932
Chunghwa Telecom Co. Ltd. 54,000 212,119
Compal Electronics, Inc. 60,000 71,861
CTBC Financial Holding Co. Ltd. 251,000 254,051
Delta Electronics, Inc. 28,000 299,680
E Ink Holdings, Inc. 12,000 85,152
E.Sun Financial Holding Co. Ltd. 200,021 169,621
Eclat Textile Co. Ltd. 3,000 51,308
eMemory Technology, Inc. 1,000 75,083
Eva Airways Corp. 38,000 37,531
Evergreen Marine Corp. Taiwan Ltd. 14,000 76,992
Far Eastern New Century Corp. 42,000 43,357
Far EasTone Telecommunications Co. Ltd. 25,000 63,196
Feng TAY Enterprise Co. Ltd. 8,080 39,869
First Financial Holding Co. Ltd. 154,672 133,364
Formosa Chemicals & Fibre Corp. 50,000 85,418
Formosa Petrochemical Corp. 16,000 34,318
Formosa Plastics Corp. 54,000 114,873
Fubon Financial Holding Co. Ltd. 110,783 239,805
Gigabyte Technology Co. Ltd. 7,000 68,496
Global Unichip Corp. 1,000 38,109
Globalwafers Co. Ltd. 3,000 52,085
Hon Hai Precision Industry Co. Ltd. 177,000 859,698
Hotai Motor Co. Ltd. 4,120 83,269
Hua Nan Financial Holdings Co. Ltd.
Class C  126,316 90,361
Innolux Corp. 122,390 58,131
Inventec Corp. 38,000 69,544
Largan Precision Co. Ltd. 1,000 75,908
Lite-On Technology Corp. 28,000 92,818
MediaTek, Inc. 22,000 797,154
Mega Financial Holding Co. Ltd. 163,412 205,479
Micro-Star International Co. Ltd. 10,000 52,183
Nan Ya Plastics Corp. 68,000 116,985
Nan Ya Printed Circuit Board Corp. 3,000 18,560
Nanya Technology Corp. 18,000 38,015
Nien Made Enterprise Co. Ltd. 3,000 33,251
Novatek Microelectronics Corp. 8,000 147,278
Pegatron Corp. 28,000 87,171
PharmaEssentia Corp. * 3,000 29,997
Pou Chen Corp. 31,000 35,092
Powerchip Semiconductor Manufacturing
Corp. * 43,000 34,801
President Chain Store Corp. 8,000 66,338
Quanta Computer, Inc. 38,000 332,765
Realtek Semiconductor Corp. 7,000 121,899
Ruentex Development Co. Ltd. 21,900 23,984
Shanghai Commercial & Savings Bank Ltd. 55,178 83,179
Shin Kong Financial Holding Co. Ltd. * 186,344 46,915

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
SinoPac Financial Holdings Co. Ltd. 149,568 $ 100,445
Synnex Technology International Corp. 18,000 44,067
Taishin Financial Holding Co. Ltd. 159,730 89,576
Taiwan Business Bank 87,568 43,505
Taiwan Cement Corp. 96,493 95,505
Taiwan Cooperative Financial Holding Co.
Ltd. 146,366 118,806
Taiwan High Speed Rail Corp. 28,000 26,377
Taiwan Mobile Co. Ltd. * 26,000 82,829
Taiwan Semiconductor Manufacturing Co.
Ltd. 350,000 8,384,670
Uni-President Enterprises Corp. 69,000 164,657
Unimicron Technology Corp. 20,000 118,904
United Microelectronics Corp. 160,000 259,847
Vanguard International Semiconductor Corp. 13,000 34,456
Voltronic Power Technology Corp. 1,000 51,577
Walsin Lihwa Corp. 39,727 46,418
Wan Hai Lines Ltd. 10,500 14,470
Winbond Electronics Corp. 44,130 37,234
Wistron Corp. 37,000 139,382
Wiwynn Corp. 1,000 68,476
WPG Holdings Ltd. 23,000 69,008
Yageo Corp. 4,571 84,821
Yang Ming Marine Transport Corp. 25,000 34,515
Yuanta Financial Holding Co. Ltd. 143,794 135,295
Zhen Ding Technology Holding Ltd. 9,000 35,150
17,625,132
Thailand - 1.5%
spacing
Advanced Info Service PCL 16,900 94,535
Airports of Thailand PCL 60,800 108,811
Asset World Corp. PCL 113,200 12,816
Bangkok Dusit Medical Services PCL 158,000 122,475
Bangkok Expressway & Metro PCL 108,100 23,704
BTS Group Holdings PCL 112,200 17,251
Bumrungrad Hospital PCL 8,100 49,565
Central Pattana PCL 28,600 49,261
Central Retail Corp. PCL 25,700 25,385
Charoen Pokphand Foods PCL 53,800 26,873
CP ALL PCL 82,800 123,867
CP Axtra PCL 29,900 25,634
Delta Electronics Thailand PCL 44,200 87,735
Energy Absolute PCL 23,800 22,398
Global Power Synergy PCL 10,100 14,573
Gulf Energy Development PCL 41,500 49,806
Home Product Center PCL 83,500 24,530
Indorama Ventures PCL 24,000 15,744
Intouch Holdings PCL 13,600 25,654
JMT Network Services PCL 100 61
Kasikornbank PCL 8,500 28,899
Krung Thai Bank PCL 50,200 23,142
Krungthai Card PCL 14,600 18,341
Land & Houses PCL 118,900 23,980
Minor International PCL 47,590 43,118
Muangthai Capital PCL 10,600 13,534
PTT Exploration & Production PCL 19,700 80,783
PTT Global Chemical PCL 31,900 33,295
PTT Oil & Retail Business PCL 42,400 20,489
PTT PCL 141,900 130,557
SCB X PCL 11,950 37,358
SCG Packaging PCL 18,500 14,599
Siam Cement PCL 11,100 77,672
Thai Oil PCL 17,383 28,072
Thai Union Group PCL 700 276
a Shares Value
TMBThanachart Bank PCL 345,300 $ 17,231
True Corp. PCL * 146,674 30,991
1,543,015
Turkey - 0.7%
spacing
Akbank T.A.S 44,284 64,076
Aselsan Elektronik Sanayi Ve Ticaret AS 19,362 33,177
BIM Birlesik Magazalar AS 6,465 70,238
Coca-Cola Icecek AS 1,085 18,861
Eregli Demir ve Celik Fabrikalari TAS * 19,861 25,875
Ford Otomotiv Sanayi AS 997 35,618
Haci Omer Sabanci Holding AS 14,482 37,162
KOC Holding AS 10,816 68,046
Pegasus Hava Tasimaciligi AS * 653 16,473
Sasa Polyester Sanayi AS * 18,888 25,121
Tofas Turk Otomobil Fabrikasi AS 1,771 14,928
Turk Hava Yollari AO * 7,845 72,249
Turkcell Iletisim Hizmetleri AS 17,186 36,360
Turkiye Is Bankasi AS Class C  124,198 43,092
Turkiye Petrol Rafinerileri AS 13,671 74,802
Turkiye Sise ve Cam Fabrikalari AS 19,568 27,527
Yapi ve Kredi Bankasi AS 47,974 40,782
704,387
United Arab Emirates - 1.2%
spacing
Abu Dhabi Commercial Bank PJSC 41,545 95,031
Abu Dhabi Islamic Bank PJSC 20,582 61,204
Abu Dhabi National Oil Co. for Distribution
PJSC 44,245 43,856
Aldar Properties PJSC 54,636 82,127
Americana Restaurants International PLC 35,811 32,083
Dubai Islamic Bank PJSC 41,083 65,334
Emaar Properties PJSC 94,159 208,972
Emirates NBD Bank PJSC 26,886 126,660
Emirates Telecommunications Group Co.
PJSC 49,358 246,236
First Abu Dhabi Bank PJSC 62,782 229,091
Multiply Group PJSC * 55,464 33,832
1,224,426
United Kingdom - 0.1%
spacing
Anglogold Ashanti PLC 5,952 132,886
Pepco Group NV * ~ 2,458 11,078
143,964
United States - 0.1%
spacing
JBS SA 11,000 47,155
Legend Biotech Corp. ADR * 1,032 57,885
Parade Technologies Ltd. 1,000 28,781
133,821
Total Common Stocks
    (Cost $108,277,111) 99,654,522

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(b) As of March 31, 2024, open futures contracts outstanding were as follows:
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.2%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $2,277,896; collateralized by U.S.
Treasury Notes: 0.625% due 01/15/26
and value $2,322,207) $ 2,276,644 $ 2,276,644
U.S. Treasury Bills - 0.1%
5.094% due 05/23/24 ‡ 100,000 99,243
Total Short-Term Investments
(Cost $2,375,888) 2,375,887
TOTAL INVESTMENTS - 100.2%
(Cost $112,780,140) 104,424,199
DERIVATIVES - 0.0% 4,361
OTHER ASSETS & LIABILITIES, NET - (0.2%) (196,905)
NET ASSETS - 100.0% $ 104,231,655
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 06/24 54 $ 2,827,939 $ 2,832,300 $ 4,361
a

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
(c) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 1,533,372 $ 1,533,372 $ – $ –
Chile 98,995 – 98,995 –
Colombia 55,085 – 55,085 –
South Korea 706,338 – 706,338 –
Total Preferred Stocks 2,393,790 1,533,372 860,418 –
Common Stocks
Brazil 3,758,833 3,758,833 – –
Chile 387,470 283,306 104,164 –
China 25,726,009 2,516,089 23,209,920 –
Colombia 63,760 63,760 – –
Czech Republic 141,108 81,794 59,314 –
Egypt 74,110 – 74,110 –
Greece 530,461 374,213 156,248 –
Hong Kong 92,777 – 92,777 –
Hungary 248,791 248,791 – –
India 18,147,638 – 18,147,638 –
Indonesia 1,898,755 105,114 1,793,641 –
Kuwait 835,431 25,445 809,986 –
Luxembourg 46,984 46,984 – –
Malaysia 1,391,885 360,611 1,031,274 –
Mexico 2,903,957 161,500 2,742,457 –
Peru 208,297 208,297 – –
Philippines 649,523 450,549 198,974 –
Poland 982,399 31,720 950,679 –
Qatar 841,618 549,753 291,865 –
Romania 55,069 55,069 – –
Russia 1 – – 1
Saudi Arabia 4,324,773 835,808 3,488,965 –
South Africa 2,606,969 1,479,676 1,127,293 –
South Korea 12,363,159 19,451 12,343,708 –
Taiwan 17,625,132 170,185 17,454,947 –
Thailand 1,543,015 – 1,543,015 –
Turkey 704,387 448,535 255,852 –
United Arab Emirates 1,224,426 1,224,426 – –
United Kingdom 143,964 – 143,964 –
United States 133,821 105,040 28,781 –
Total Common Stocks 99,654,522 13,604,949 86,049,572 1
Short-Term Investments 2,375,887 – 2,375,887 –
Derivatives:
Equity Contracts
Futures 4,361 4,361 – –
Total $ 104,428,560 $ 15,142,682 $ 89,285,877 $ 1

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @
$1.00 Exp 03/31/40 * 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.4%
Germany - 0.4%
spacing
Bayerische Motoren Werke AG 2,587 277,591
Dr Ing hc F Porsche AG ~ 5,002 497,488
Henkel AG & Co. KGaA 7,438 597,837
Sartorius AG 1,151 457,074
Volkswagen AG 9,083 1,204,623
3,034,613
Total Preferred Stocks
    (Cost $3,576,445) 3,034,613
COMMON STOCKS - 98.4%
Australia - 6.0%
spacing
ANZ Group Holdings Ltd. 132,348 2,536,595
Aristocrat Leisure Ltd. 25,489 713,715
BHP Group Ltd. 223,058 6,449,487
Commonwealth Bank of Australia 73,698 5,780,827
Fortescue Ltd. 74,518 1,247,061
Glencore PLC * 456,367 2,504,339
Goodman Group REIT 75,219 1,656,871
Macquarie Group Ltd. 16,098 2,093,988
National Australia Bank Ltd. 137,276 3,108,213
Rio Tinto Ltd. 16,332 1,296,194
Rio Tinto PLC 49,559 3,133,361
Santos Ltd. 143,101 724,507
Telstra Group Ltd. 178,368 448,671
Transurban Group >> 135,888 1,178,844
Wesfarmers Ltd. 49,938 2,225,980
Westpac Banking Corp. 154,138 2,621,602
Woodside Energy Group Ltd. 83,556 1,665,469
Woolworths Group Ltd. 53,758 1,162,035
40,547,759
Austria - 0.0%
spacing
Verbund AG 2,983 217,938
Belgium - 0.6%
spacing
Anheuser-Busch InBev SA 38,223 2,326,786
KBC Group NV 11,024 826,492
UCB SA 5,572 687,846
3,841,124
Brazil - 0.1%
spacing
Wheaton Precious Metals Corp. 19,950 939,655
Canada - 10.6%
spacing
Agnico Eagle Mines Ltd. 21,828 1,301,574
Alimentation Couche-Tard, Inc. 33,825 1,930,538
Bank of Montreal 31,729 3,097,826
Bank of Nova Scotia 53,427 2,763,744
Barrick Gold Corp. 77,271 1,284,511
a Shares Value
BCE, Inc. 3,236 $ 109,965
Brookfield Corp. 61,121 2,557,557
Canadian Imperial Bank of Commerce 40,980 2,077,514
Canadian National Railway Co. 24,037 3,165,243
Canadian Natural Resources Ltd. (TSE) 47,090 3,592,197
Canadian Pacific Kansas City Ltd. 41,008 3,615,655
Cenovus Energy, Inc. 61,789 1,235,278
CGI, Inc. * 9,070 1,000,643
Constellation Software, Inc. 886 2,420,140
Enbridge, Inc. 93,540 3,380,298
Fairfax Financial Holdings Ltd. 935 1,007,858
Fortis, Inc. 21,772 860,240
Franco-Nevada Corp. 8,456 1,007,566
George Weston Ltd. 2,664 359,927
Great-West Lifeco, Inc. 12,258 392,024
Hydro One Ltd. ~ 14,469 421,930
Imperial Oil Ltd. 8,253 569,250
Intact Financial Corp. 7,830 1,271,945
Loblaw Cos. Ltd. 6,883 762,717
Magna International, Inc. 11,986 652,945
Manulife Financial Corp. 79,503 1,985,594
National Bank of Canada 14,886 1,253,477
Nutrien Ltd. 21,763 1,182,340
Pembina Pipeline Corp. 24,178 853,383
Power Corp. of Canada 24,974 700,242
Restaurant Brands International, Inc. 13,064 1,037,462
Rogers Communications, Inc. Class B  15,627 640,285
Royal Bank of Canada 61,899 6,243,137
Shopify, Inc. Class A * 53,056 4,093,132
Sun Life Financial, Inc. 25,713 1,403,011
Suncor Energy, Inc. 56,765 2,094,926
TC Energy Corp. 45,633 1,834,012
Teck Resources Ltd. Class B  20,294 928,890
TELUS Corp. 20,294 324,662
TELUS Corp. * 936 14,974
Thomson Reuters Corp. 6,983 1,086,720
Toronto-Dominion Bank 78,050 4,710,485
71,225,817
China - 0.4%
spacing
BOC Hong Kong Holdings Ltd. 162,506 435,726
Prosus NV * 64,375 2,014,961
Wilmar International Ltd. 84,200 213,878
2,664,565
Denmark - 3.7%
spacing
AP Moller - Maersk AS Class A  131 167,852
AP Moller - Maersk AS Class B  183 238,604
Carlsberg AS Class B  4,339 594,205
Coloplast AS Class B  5,550 749,344
DSV AS 7,710 1,253,296
Genmab AS * 2,909 872,201
Novo Nordisk AS Class B  143,617 18,422,235
Novonesis (Novozymes) B Class B  16,424 966,084
Orsted AS * ~ 8,310 464,353
Vestas Wind Systems AS * 44,442 1,239,647
24,967,821
Finland - 0.7%
spacing
Kone OYJ Class B  14,975 697,642
Neste OYJ 18,654 505,807
Nokia OYJ (OMXH) 234,640 832,525
Nordea Bank Abp 139,727 1,579,569

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Sampo OYJ Class A  19,873 $ 847,707
4,463,250
France - 10.1%
spacing
Air Liquide SA 23,083 4,802,384
Airbus SE 26,090 4,806,529
AXA SA 79,924 3,001,607
BNP Paribas SA 45,449 3,235,736
Capgemini SE 6,836 1,573,036
Cie de Saint-Gobain SA 20,056 1,556,620
Cie Generale des Etablissements Michelin
SCA 29,885 1,145,293
Credit Agricole SA 47,080 702,336
Danone SA 28,333 1,831,582
Dassault Systemes SE 29,406 1,301,720
Engie SA 80,389 1,347,106
EssilorLuxottica SA 12,982 2,936,678
Hermes International SCA 1,394 3,562,758
Kering SA 3,276 1,297,569
Legrand SA 11,619 1,230,414
L'Oreal SA 10,589 5,014,650
LVMH Moet Hennessy Louis Vuitton SE 12,152 10,934,321
Orange SA 81,950 963,733
Pernod Ricard SA 9,000 1,456,956
Safran SA 15,042 3,406,587
Sartorius Stedim Biotech 1,283 365,945
Societe Generale SA 31,800 852,018
Thales SA 4,163 709,710
TotalEnergies SE 95,542 6,572,275
Veolia Environnement SA 30,335 986,853
Vinci SA 22,033 2,827,463
68,421,879
Germany - 7.6%
spacing
adidas AG 7,129 1,592,823
Allianz SE 17,239 5,166,823
BASF SE 39,275 2,244,327
Bayer AG 43,234 1,324,022
Bayerische Motoren Werke AG 14,039 1,619,803
Beiersdorf AG 4,440 646,451
Daimler Truck Holding AG 23,552 1,193,492
Deutsche Bank AG 85,295 1,343,417
Deutsche Boerse AG 8,361 1,712,248
Deutsche Telekom AG 142,617 3,461,954
DHL Group 43,617 1,879,779
E.ON SE 98,826 1,375,847
Hannover Rueck SE 2,657 727,556
Henkel AG & Co. KGaA 4,589 330,653
Infineon Technologies AG 57,472 1,954,366
Mercedes-Benz Group AG 35,311 2,812,059
Merck KGaA 5,689 1,003,172
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen 6,006 2,931,772
RWE AG 27,836 946,067
SAP SE 45,954 8,948,110
Siemens AG 33,446 6,386,141
Siemens Healthineers AG ~ 12,419 759,516
Volkswagen AG 1,291 197,210
Vonovia SE 32,277 953,842
51,511,450
Hong Kong - 1.3%
spacing
AIA Group Ltd. 500,065 3,363,724
a Shares Value
CK Asset Holdings Ltd. 86,089 $ 354,745
CLP Holdings Ltd. 72,496 578,246
Hang Seng Bank Ltd. 33,624 368,576
Hong Kong Exchanges & Clearing Ltd. 53,015 1,544,764
MTR Corp. Ltd. 68,323 225,736
Prudential PLC 120,943 1,134,272
Sun Hung Kai Properties Ltd. 63,496 613,351
Techtronic Industries Co. Ltd. 60,498 822,038
9,005,452
Israel - 0.1%
spacing
Check Point Software Technologies Ltd. * 4,124 676,377
Italy - 1.9%
spacing
Assicurazioni Generali SpA 44,603 1,129,054
Enel SpA 358,038 2,363,586
Eni SpA 96,559 1,528,918
Ferrari NV 5,547 2,418,688
Intesa Sanpaolo SpA 643,670 2,336,866
Snam SpA 88,543 418,074
UniCredit SpA 67,825 2,575,945
12,771,131
Japan - 19.8%
spacing
Advantest Corp. 33,700 1,497,050
Aeon Co. Ltd. 28,800 683,191
Ajinomoto Co., Inc. 20,600 769,278
Asahi Group Holdings Ltd. 21,200 778,461
Astellas Pharma, Inc. 79,700 856,197
Bandai Namco Holdings, Inc. 26,400 489,856
Bridgestone Corp. 25,100 1,112,425
Canon, Inc. 44,000 1,310,983
Central Japan Railway Co. 34,000 844,401
Chugai Pharmaceutical Co. Ltd. 29,600 1,131,175
Dai-ichi Life Holdings, Inc. 41,400 1,055,888
Daiichi Sankyo Co. Ltd. 81,400 2,590,056
Daikin Industries Ltd. 11,600 1,583,871
Daiwa House Industry Co. Ltd. 26,100 776,877
Denso Corp. 83,200 1,593,419
Disco Corp. 4,000 1,462,133
East Japan Railway Co. 39,900 765,487
Eisai Co. Ltd. 11,100 457,195
FANUC Corp. 42,000 1,171,652
Fast Retailing Co. Ltd. 7,700 2,385,660
FUJIFILM Holdings Corp. 49,200 1,104,766
Fujitsu Ltd. 77,000 1,232,308
Hitachi Ltd. 40,800 3,728,322
Honda Motor Co. Ltd. 203,300 2,515,571
Hoya Corp. 15,400 1,926,091
ITOCHU Corp. 52,300 2,246,787
Japan Post Bank Co. Ltd. 63,600 683,402
Japan Post Holdings Co. Ltd. 91,400 920,866
Japan Tobacco, Inc. 52,800 1,407,749
Kao Corp. 20,500 766,049
KDDI Corp. 65,900 1,948,447
Keyence Corp. 8,600 3,992,643
Komatsu Ltd. 40,700 1,204,344
Kubota Corp. 44,000 690,348
Kyocera Corp. 56,500 757,727
LY Corp. 117,400 297,369
Marubeni Corp. 63,000 1,091,138
Mitsubishi Corp. 151,800 3,508,283
Mitsubishi Electric Corp. 85,000 1,422,810

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Mitsubishi Estate Co. Ltd. 49,500 $ 903,176
Mitsubishi UFJ Financial Group, Inc. 488,700 4,972,080
Mitsui & Co. Ltd. 57,000 2,664,839
Mitsui Fudosan Co. Ltd. 117,600 1,267,900
Mizuho Financial Group, Inc. 106,200 2,100,137
MS&AD Insurance Group Holdings, Inc. 56,700 1,001,182
Murata Manufacturing Co. Ltd. 75,800 1,417,642
Nexon Co. Ltd. 15,100 250,985
Nidec Corp. 18,400 763,034
Nintendo Co. Ltd. 45,700 2,493,603
Nippon Paint Holdings Co. Ltd. 41,700 300,122
Nippon Telegraph & Telephone Corp. 1,314,900 1,566,180
Nissan Motor Co. Ltd. 105,900 419,627
Nomura Research Institute Ltd. 17,000 480,228
NTT Data Group Corp. 27,800 441,963
Obic Co. Ltd. 3,100 468,258
Olympus Corp. 52,900 761,671
Oriental Land Co. Ltd. 48,000 1,537,714
ORIX Corp. 51,600 1,128,582
Otsuka Holdings Co. Ltd. 18,400 764,304
Panasonic Holdings Corp. 97,200 927,654
Recruit Holdings Co. Ltd. 63,400 2,783,689
Renesas Electronics Corp. 64,600 1,151,214
Secom Co. Ltd. 9,200 667,487
Sekisui House Ltd. 26,300 599,053
Seven & i Holdings Co. Ltd. 99,300 1,447,385
Shimano, Inc. 3,400 505,796
Shin-Etsu Chemical Co. Ltd. 79,300 3,478,250
Shionogi & Co. Ltd. 10,800 551,899
SMC Corp. 2,500 1,410,399
SoftBank Corp. 126,600 1,629,968
SoftBank Group Corp. 45,300 2,690,157
Sompo Holdings, Inc. 39,300 823,730
Sony Group Corp. 55,500 4,759,165
Sumitomo Corp. 45,800 1,103,228
Sumitomo Mitsui Financial Group, Inc. 55,900 3,268,624
Suzuki Motor Corp. 69,200 790,075
Takeda Pharmaceutical Co. Ltd. 69,600 1,935,846
Terumo Corp. 59,200 1,083,280
Tokio Marine Holdings, Inc. 79,300 2,485,757
Tokyo Electron Ltd. 20,800 5,417,340
Toyota Industries Corp. 6,400 669,639
Toyota Motor Corp. 466,700 11,795,820
Toyota Tsusho Corp. 9,300 638,639
Unicharm Corp. 17,800 566,685
133,644,281
Luxembourg - 0.1%
spacing
ArcelorMittal SA 22,555 619,972
Macau - 0.1%
spacing
Galaxy Entertainment Group Ltd. 95,955 482,372
Sands China Ltd. * 106,787 301,272
783,644
Netherlands - 5.7%
spacing
Adyen NV * ~ 956 1,614,814
Argenx SE * 2,605 1,027,081
ASML Holding NV 17,742 17,200,177
Heineken Holding NV 5,692 459,367
Heineken NV 12,675 1,221,966
ING Groep NV 146,254 2,407,820
Koninklijke Ahold Delhaize NV 41,912 1,254,082
a Shares Value
Koninklijke Philips NV * 34,172 $ 683,917
Shell PLC 286,167 9,494,870
Universal Music Group NV 36,075 1,084,066
Wolters Kluwer NV 10,935 1,712,309
38,160,469
Norway - 0.3%
spacing
Aker BP ASA 13,884 348,232
DNB Bank ASA 40,758 810,169
Equinor ASA 39,656 1,063,351
2,221,752
Portugal - 0.1%
spacing
EDP - Energias de Portugal SA 137,899 538,031
Singapore - 1.1%
spacing
DBS Group Holdings Ltd. 79,754 2,128,460
Oversea-Chinese Banking Corp. Ltd. 149,057 1,489,357
Sea Ltd. ADR * 16,229 871,660
Singapore Telecommunications Ltd. 363,800 683,697
STMicroelectronics NV 30,078 1,294,505
United Overseas Bank Ltd. 55,600 1,208,745
7,676,424
South Africa - 0.2%
spacing
Anglo American PLC 55,920 1,378,027
Spain - 2.5%
spacing
Aena SME SA ~ 3,304 650,734
Amadeus IT Group SA 19,825 1,272,699
Banco Bilbao Vizcaya Argentaria SA 256,921 3,059,541
Banco Santander SA 712,248 3,478,925
CaixaBank SA (SIBE) 165,078 801,053
Cellnex Telecom SA ~ 20,206 714,781
EDP Renovaveis SA 13,453 182,183
Endesa SA 13,944 258,542
Iberdrola SA 270,127 3,355,073
Industria de Diseno Textil SA 48,006 2,417,403
Telefonica SA 215,157 950,187
17,141,121
Sweden - 2.5%
spacing
Assa Abloy AB Class B  44,098 1,265,538
Atlas Copco AB Class A  118,212 1,996,429
Atlas Copco AB Class B  68,666 1,014,193
Epiroc AB Class A  29,057 545,474
Epiroc AB Class B  17,140 290,265
EQT AB 16,432 520,229
Essity AB Class B  26,838 637,513
Evolution AB ~ 8,065 1,001,704
H & M Hennes & Mauritz AB Class B  28,371 462,620
Hexagon AB Class B  91,366 1,080,031
Investor AB Class B  76,153 1,911,006
Sandvik AB 46,944 1,042,193
Skandinaviska Enskilda Banken AB Class A  69,836 946,105
Svenska Handelsbanken AB Class A  64,230 649,364
Swedbank AB Class A  37,383 741,968
Telefonaktiebolaget LM Ericsson Class B  128,987 693,712
Volvo AB Class A  8,878 244,470
Volvo AB Class B  66,321 1,797,395
16,840,209

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
a Shares Value
Switzerland - 5.6%
spacing
ABB Ltd. 70,398 $ 3,265,784
Alcon, Inc. 21,990 1,818,824
Chocoladefabriken Lindt & Spruengli AG 45 1,081,948
Cie Financiere Richemont SA Class A  23,658 3,601,704
DSM-Firmenich AG 8,188 931,238
Givaudan SA 406 1,807,405
Kuehne & Nagel International AG 2,393 665,777
Lonza Group AG 3,277 1,958,330
Novartis AG 90,204 8,737,014
Partners Group Holding AG 999 1,427,057
Schindler Holding AG 2,828 703,970
Sika AG 6,709 1,996,264
Straumann Holding AG 4,915 784,226
Swisscom AG 1,140 697,743
UBS Group AG (XVTX) 144,743 4,456,770
Zurich Insurance Group AG 6,441 3,479,521
37,413,575
United Arab Emirates - 0.0%
spacing
NMC Health PLC * 4,009 1
United Kingdom - 9.6%
spacing
3i Group PLC 42,834 1,518,782
Ashtead Group PLC 19,264 1,372,159
Associated British Foods PLC 15,005 473,421
AstraZeneca PLC 68,220 9,164,932
BAE Systems PLC 133,441 2,274,558
Barclays PLC 666,931 1,545,709
BP PLC 753,295 4,725,739
British American Tobacco PLC 88,578 2,688,438
CK Hutchison Holdings Ltd. 117,966 567,729
Coca-Cola Europacific Partners PLC 9,097 636,335
Compass Group PLC 75,207 2,206,020
Diageo PLC 98,379 3,640,241
Flutter Entertainment PLC * 7,790 1,552,808
HSBC Holdings PLC 843,103 6,590,388
Imperial Brands PLC 36,815 822,984
Legal & General Group PLC 263,278 845,827
Lloyds Banking Group PLC 2,797,561 1,829,592
London Stock Exchange Group PLC 18,327 2,192,900
National Grid PLC 163,735 2,206,165
NatWest Group PLC 251,061 840,888
Reckitt Benckiser Group PLC 31,409 1,790,471
RELX PLC 82,992 3,579,065
Rolls-Royce Holdings PLC * 370,412 1,992,951
SSE PLC 48,111 1,003,017
Standard Chartered PLC 99,691 845,152
Tesco PLC 310,506 1,162,991
Unilever PLC 110,036 5,524,005
Vodafone Group PLC 1,013,340 898,756
64,492,023
United States - 7.7%
spacing
CRH PLC 30,532 2,635,216
CSL Ltd. 21,260 3,988,958
Experian PLC 40,449 1,762,482
Ferrovial SE 22,815 903,288
GSK PLC 181,095 3,888,178
Haleon PLC 304,825 1,277,453
Holcim Ltd. * 22,934 2,077,746
Nestle SA 117,503 12,484,689
Roche Holding AG 32,327 8,273,891
a Shares Value
Sanofi SA 50,095 $ 4,873,463
Schneider Electric SE 23,949 5,414,303
Stellantis NV 97,509 2,770,136
Swiss Re AG 13,273 1,707,371
52,057,174
Total Common Stocks
    (Cost $576,117,197) 664,220,921
Principal
Amount
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.2%
Fixed Income Clearing Corp.
4.950% due 04/01/24
(Dated 03/28/24, repurchase price
of $1,168,223; collateralized by U.S.
Treasury Bonds: 3.375% due 08/15/42
and value $1,190,964) $ 1,167,581 1,167,581
U.S. Treasury Bills - 0.1%
5.094% due 05/23/24 ‡ 500,000 496,213
Total Short-Term Investments
(Cost $1,663,800) 1,663,794
TOTAL INVESTMENTS - 99.1%
(Cost $581,357,442) 668,919,328
DERIVATIVES - 0.0% 48,667
OTHER ASSETS & LIABILITIES, NET - 0.9% 6,355,920
NET ASSETS - 100.0% $ 675,323,915

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2024 (Unaudited)
See Supplemental Notes to Schedules of Investments
Notes to Schedule of Investments
(a) As of March 31, 2024, open futures contracts outstanding were as follows:
(b) Fair Value Measurements
As of March 31, 2024, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 06/24 65 $ 7,626,053 $ 7,660,575 $ 34,522
Montreal Exchange S&P/TSX 60 Index 06/24 3 580,030 594,175 14,145
Total Futures Contracts $ 48,667
Total Value at
March 31, 2024
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 3,034,613 $ – $ 3,034,613 $ –
Common Stocks
Australia 40,547,759 – 40,547,759 –
Austria 217,938 – 217,938 –
Belgium 3,841,124 – 3,841,124 –
Brazil 939,655 939,655 – –
Canada 71,225,817 70,995,778 230,039 –
China 2,664,565 – 2,664,565 –
Denmark 24,967,821 – 24,967,821 –
Finland 4,463,250 – 4,463,250 –
France 68,421,879 – 68,421,879 –
Germany 51,511,450 – 51,511,450 –
Hong Kong 9,005,452 – 9,005,452 –
Israel 676,377 676,377 – –
Italy 12,771,131 – 12,771,131 –
Japan 133,644,281 – 133,644,281 –
Luxembourg 619,972 – 619,972 –
Macau 783,644 – 783,644 –
Netherlands 38,160,469 – 38,160,469 –
Norway 2,221,752 – 2,221,752 –
Portugal 538,031 – 538,031 –
Singapore 7,676,424 871,660 6,804,764 –
South Africa 1,378,027 – 1,378,027 –
Spain 17,141,121 – 17,141,121 –
Sweden 16,840,209 – 16,840,209 –
Switzerland 37,413,575 – 37,413,575 –
United Arab Emirates 1 – 1 –
United Kingdom 64,492,023 636,335 63,855,688 –
United States 52,057,174 – 52,057,174 –
Total Common Stocks 664,220,921 74,119,805 590,101,116 –
Short-Term Investments 1,663,794 – 1,663,794 –
Derivatives:
Equity Contracts
Futures 48,667 48,667 – –
Total $ 668,967,995 $ 74,168,472 $ 594,799,523 $ –

PACIFIC SELECT FUND
Schedule of Investment (Continued)
Explanation of Symbols and Terms
March 31, 2024 (Unaudited)

See Supplemental Notes to Schedules of Investments
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2024.
§ Variable rate investments. The rate shown is based on the latest available information as of March 31, 2024. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investments categorized as a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of March 31, 2024. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
DUB Deutsche Bank
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
RBC Royal Bank of Canada
SCB Standard Chartered Bank
TDB Toronto Dominion Bank
UBS UBS
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
PRIME United States Prime Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
ARS Argentina Peso
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CLP Chile Peso
CNH Renminbi Offshore (Hong Kong)
CNY China Renmimbi
COP Colombia Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexico Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
PIK Payment-in Kind
PO Principal Only
REIT Real Estate Investment Trust
SPAC Special Purpose Acquisition Company

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2024 (Unaudited)
1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the
Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.
Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief
Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)
and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Bond Contracts
Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.
3. INVESTMENTS IN AFFILIATED FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended March 31, 2024 is as follows:
r
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 42,888,115 $ 437,327 $ 3,817,621 $ 85,070 $ 205,747 $ 39,798,638 3,422,343
PD Aggregate Bond Index Class P 222,041,264 15,082,855 8,223,685 707,476 (2,399,296) 227,208,614 17,969,188
PD High Yield Bond Market Class P 19,762,352 732,211 727,784 128,682 156,752 20,052,213 1,028,029
PD Large-Cap Growth Index Class P 63,720,822 626,445 8,329,893 5,028,518 2,047,769 63,093,661 683,423
PD Large-Cap Value Index Class P 66,957,646 658,359 3,103,240 1,026,129 4,818,186 70,357,080 1,450,136
PD Mid-Cap Index Class P 23,931,628 225,520 2,587,382 688,760 1,222,399 23,480,925 1,628,604
PD Small-Cap Growth Index Class P 2,737,554 25,058 345,561 56,064 132,408 2,605,523 58,988
PD Small-Cap Value Index Class P 5,478,199 50,116 423,985 (13,358) 146,806 5,237,778 143,691
PD Emerging Markets Index Class P 4,911,525 183,166 181,946 13,734 107,816 5,034,295 277,886
PD International Large-Cap Index Class P 49,039,089 476,098 3,939,112 1,314,898 1,558,922 48,449,895 1,783,859
Total $ 501,468,194 $ 18,497,155 $ 31,680,209 $ 9,035,973 $ 7,997,509 $ 505,318,622
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 142,714,623 $ 95,471 $ 17,007,269 $ 689,755 $ 249,024 $ 126,741,604 10,898,694
PD Aggregate Bond Index Class P 701,898,142 62,257,352 21,170,292 2,199,755 (7,308,266) 737,876,691 58,356,261
PD High Yield Bond Market Class P 86,299,101 4,411,105 2,577,998 459,508 811,422 89,403,138 4,583,487
PD Large-Cap Growth Index Class P 508,614,029 320,444 38,377,197 24,858,382 31,855,677 527,271,335 5,711,338
PD Large-Cap Value Index Class P 501,280,990 312,152 27,050,986 14,069,056 29,288,197 517,899,409 10,674,470
PD Mid-Cap Index Class P 172,551,459 3,905,321 4,965,737 1,315,983 13,333,361 186,140,387 12,910,439
PD Small-Cap Growth Index Class P 27,328,784 16,008 2,693,963 (387,310) 2,291,407 26,554,926 601,195
PD Small-Cap Value Index Class P 41,017,011 24,012 2,051,893 (59,901) 1,108,313 40,037,542 1,098,376
PD Emerging Markets Index Class P 36,929,186 1,727,976 1,104,856 (257,677) 1,185,253 38,479,882 2,124,035
PD International Large-Cap Index Class P 309,061,149 191,806 28,317,747 12,318,159 5,618,129 298,871,496 11,004,042
Total $ 2,527,694,474 $ 73,261,647 $ 145,317,938 $ 55,205,710 $ 78,432,517 $ 2,589,276,410
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 109,871,929 $ 1,697,641 $ 2,362,155 $ 100,279 $ 681,532 $ 109,989,226 9,458,133
PD Aggregate Bond Index Class P 265,515,532 33,119,504 5,725,585 177,240 (2,021,998) 291,064,693 23,019,357
PD High Yield Bond Market Class P 75,918,864 5,168,903 1,617,548 74,687 1,060,326 80,605,232 4,132,439
PD Large-Cap Growth Index Class P 440,320,495 1,442,304 24,287,999 14,774,732 34,418,528 466,668,060 5,054,890
2. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Growth (continued)
PD Large-Cap Value Index Class P $ 435,336,701 $ 6,332,896 $ 8,960,681 $ 3,821,537 $ 34,811,765 $ 471,342,218 9,714,876
PD Mid-Cap Index Class P 153,188,317 473,115 8,908,120 2,351,832 10,198,450 157,303,594 10,910,359
PD Small-Cap Growth Index Class P 42,042,252 126,164 3,246,289 (606,503) 3,574,069 41,889,693 948,369
PD Small-Cap Value Index Class P 42,064,026 126,164 1,205,631 (38,839) 1,161,422 42,107,142 1,155,152
PD Emerging Markets Index Class P 56,881,469 3,592,042 1,213,161 (339,805) 1,790,772 60,711,317 3,351,179
PD International Large-Cap Index Class P 337,117,437 1,026,474 29,708,542 9,611,757 9,950,552 327,997,678 12,076,429
Total $ 1,958,257,022 $ 53,105,207 $ 87,235,711 $ 29,926,917 $ 95,625,418 $ 2,049,678,853
– – – – – –
Portfolio Optimization Conservative
Core Income Class P $ 91,649,601 $ 3,205,480 $ 4,602,879 ( $ 164,311 ) $ 353,231 $ 90,441,122 7,402,722
Diversified Bond Class P 154,634,912 44,130,410 8,452,109 186,313 (297,670) 190,201,856 13,912,446
Floating Rate Income Class P 10,299,376 34,481 5,317,822 698,716 (477,782) 5,236,969 323,659
High Yield Bond Class P 37,354,730 566,349 1,876,330 207,408 520,710 36,772,867 3,279,017
Inflation Managed Class P 31,238,081 103,443 5,223,295 211,334 (163,393) 26,166,170 1,886,248
Intermediate Bond Class P 135,629,554 437,910 35,543,527 (3,445,173) 2,797,521 99,876,285 10,853,671
Managed Bond Class P 164,467,814 7,092,413 8,277,229 (452,069) 474,744 163,305,673 10,845,745
Short Duration Bond Class P 133,809,684 2,159,745 6,872,864 378,587 651,824 130,126,976 11,477,816
Emerging Markets Debt Class P 26,804,668 333,509 1,340,236 30,425 746,909 26,575,275 2,030,977
Equity Index Class P 9,916,409 5,535,358 598,119 342,443 861,434 16,057,525 113,675
Focused Growth Class P 17,942,813 55,169 6,804,632 932,446 1,196,486 13,322,282 199,190
Growth Class P 17,383,862 55,170 6,775,072 1,350,608 1,291,749 13,306,317 173,212
Large-Cap Core Class P 30,837,053 7,933,211 1,693,788 203,142 3,447,659 40,727,277 470,313
Large-Cap Growth Class P 27,081,872 84,478 6,238,681 1,122,988 3,010,762 25,061,419 817,554
Large-Cap Value Class P 25,827,122 81,030 3,178,316 1,082,902 556,376 24,369,114 557,130
Mid-Cap Equity Class P 11,571,241 34,481 3,682,960 901,705 (96,747) 8,727,720 197,801
Mid-Cap Growth Class P 23,792,140 68,962 2,941,141 (33,548) 1,612,799 22,499,212 714,371
Mid-Cap Value Class P 17,018,039 51,722 1,097,982 147,473 1,341,563 17,460,815 362,050
Small-Cap Equity Class P 2,916,943 8,620 302,229 6,150 95,181 2,724,665 66,937
Small-Cap Value Class P 2,953,619 8,620 319,549 (22,936) 118,657 2,738,411 77,785
Value Class P 22,464,058 70,686 6,712,748 949,842 386,999 17,158,837 686,944
Value Advantage Class P 19,551,045 1,384,928 986,346 454,831 1,449,761 21,854,219 759,908
Emerging Markets Class P 10,717,157 278,022 536,094 10,836 183,997 10,653,918 554,492
International Growth Class P 23,707,426 74,134 11,622,137 1,624,297 (26,233) 13,757,487 1,431,839
International Large-Cap Class P 7,775,309 6,992,487 510,173 131,991 325,466 14,715,080 933,858
International Value Class P 18,078,936 56,894 4,663,975 778,479 (173,189) 14,077,145 702,904
Real Estate Class P – 5,267,560 92,139 934 123,000 5,299,355 152,328
Total $ 1,075,423,464 $ 86,105,272 $ 136,262,372 $ 7,635,813 $ 20,311,814 $ 1,053,213,991
– – – – – –
Portfolio Optimization Moderate-Conservative
Core Income Class P $ 111,158,658 $ 5,679,668 $ 4,365,720 ( $ 153,232 ) $ 413,019 $ 112,732,393 9,227,291
Diversified Bond Class P 188,452,669 56,009,237 8,129,729 399,224 (494,807) 236,236,594 17,279,688
Floating Rate Income Class P 7,470,908 413,541 303,526 39,114 168,172 7,788,209 481,332
High Yield Bond Class P 38,701,206 2,303 8,106,800 2,401,383 (1,748,435) 31,249,657 2,786,516
Inflation Managed Class P 22,655,854 1,519,957 910,577 40,712 42,163 23,348,109 1,683,102
Intermediate Bond Class P 164,960,580 9,812 39,785,605 (3,858,478) 3,098,939 124,425,248 13,521,435
Managed Bond Class P 203,623,877 7,443,827 7,939,720 358,708 (323,244) 203,163,448 13,492,850
Short Duration Bond Class P 134,344,499 8,292 11,493,805 477,523 516,662 123,853,171 10,924,437
Emerging Markets Debt Class P 23,362,996 8,390,806 1,037,094 26,463 874,053 31,617,224 2,416,301
Dividend Growth Class P 10,346,753 599 10,877,825 3,124,064 (2,593,591) – –
Equity Index Class P 31,157,528 7,315,951 1,335,571 755,450 2,701,517 40,594,875 287,380
Focused Growth Class P 35,776,566 2,027 6,163,539 1,023,130 3,438,044 34,076,228 509,495
Growth Class P 37,816,919 2,211 9,674,690 5,240,504 650,159 34,035,103 443,043
Large-Cap Core Class P 74,227,998 22,117,000 3,265,600 1,734,017 7,192,101 102,005,516 1,177,946
Large-Cap Growth Class P 76,164,239 4,376 21,076,452 11,302,272 214,595 66,609,030 2,172,921
Large-Cap Value Class P 63,712,721 3,685 9,686,066 5,165,024 (1,211,660) 57,983,704 1,325,630
Mid-Cap Equity Class P 16,776,725 921 8,831,775 3,137,345 (2,160,086) 8,923,130 202,230
Mid-Cap Growth Class P 25,867,152 1,155,915 973,836 (20,241) 1,853,687 27,882,677 885,301
Mid-Cap Value Class P 16,483,844 921 6,282,963 2,955,827 (1,797,413) 11,360,216 235,554
Small-Cap Equity Class P 6,766,733 369 1,297,105 (4,876) 207,566 5,672,687 139,361
Small-Cap Growth Class P 5,873,719 323 2,280,653 749,166 (403,238) 3,939,317 115,663
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate-Conservative (continued)
Small-Cap Index Class P $ 6,012,774 $ 2,745,005 $ 263,075 $ 136,039 $ 307,217 $ 8,937,960 256,543
Small-Cap Value Class P 6,851,764 368 1,337,281 (102,210) 288,664 5,701,305 161,946
Value Class P 51,647,879 2,994 12,561,729 3,110,183 64,832 42,264,159 1,692,021
Value Advantage Class P 42,932,236 7,984,561 1,773,159 964,779 3,516,316 53,624,733 1,864,622
Emerging Markets Class P 23,316,820 916,124 910,577 154,122 289,030 23,765,519 1,236,896
International Growth Class P 60,762,953 3,501 15,610,657 (1,053,915) 5,471,800 49,573,682 5,159,483
International Large-Cap Class P 22,551,114 19,508,791 1,178,817 288,468 1,034,188 42,203,744 2,678,360
International Value Class P 52,462,618 3,040 11,634,421 1,865,853 (23,912) 42,673,178 2,130,770
Real Estate Class P 8,494,567 7,659,284 430,043 (57,064) 95,594 15,762,338 453,082
Total $ 1,570,734,869 $ 148,905,409 $ 209,518,410 $ 40,199,354 $ 21,681,932 $ 1,572,003,154
– – – – – –
Portfolio Optimization Moderate
Core Income Class P $ 320,411,719 $ 18,570,262 $ 12,447,128 $ 1,508,876 ( $ 739,346 ) $ 327,304,383 26,790,283
Diversified Bond Class P 538,429,826 174,265,149 23,080,386 (4,072) (138,826) 689,471,691 50,431,881
High Yield Bond Class P 137,227,592 – 33,378,313 9,566,002 (7,319,509) 106,095,772 9,460,504
Inflation Managed Class P 66,946,049 5,931,435 2,676,802 (204,254) 464,033 70,460,461 5,079,303
Intermediate Bond Class P 473,696,745 – 108,976,779 (10,570,087) 8,437,389 362,587,268 39,402,777
Managed Bond Class P 561,478,659 52,138,303 22,091,101 993,926 (546,286) 591,973,501 39,315,190
Short Duration Bond Class P 562,586,884 15,870,128 22,202,481 1,823,413 2,577,911 560,655,855 49,452,505
Emerging Markets Debt Class P 69,032,754 38,511,027 3,227,135 85,113 2,941,517 107,343,276 8,203,555
Dividend Growth Class P 119,876,303 – 126,024,168 30,702,384 (24,554,519) – –
Equity Index Class P 254,941,459 2,392,865 9,856,620 4,700,738 21,667,632 273,846,074 1,938,618
Focused Growth Class P 281,085,701 – 71,526,174 12,012,489 22,367,414 243,939,430 3,647,289
Growth Class P 258,407,223 – 51,850,966 27,755,730 12,914,738 247,226,725 3,218,211
Large-Cap Core Class P 519,857,343 126,062,315 22,040,925 11,984,281 49,563,240 685,426,254 7,915,213
Large-Cap Growth Class P 429,902,255 21,129,152 17,240,283 9,117,890 59,624,592 502,533,606 16,393,657
Large-Cap Value Class P 353,038,892 – 40,179,514 21,416,244 1,117,982 335,393,604 7,667,807
Mid-Cap Equity Class P 74,347,119 – 6,972,432 2,461,243 3,605,827 73,441,757 1,664,452
Mid-Cap Growth Class P 229,409,882 15,163,724 8,580,738 3,061,616 13,377,884 252,432,368 8,014,961
Mid-Cap Value Class P 73,178,537 – 6,043,355 2,827,459 3,501,657 73,464,298 1,523,282
Small-Cap Equity Class P 44,981,280 – 6,109,028 (23,663) 1,504,469 40,353,058 991,352
Small-Cap Growth Class P 55,780,560 – 16,394,093 422,979 2,988,109 42,797,555 1,256,591
Small-Cap Index Class P 38,065,047 19,528,431 1,668,602 863,176 2,062,282 58,850,334 1,689,161
Small-Cap Value Class P 49,342,234 – 10,101,000 (771,933) 2,087,181 40,556,482 1,152,009
Value Class P 306,381,183 – 62,145,636 15,679,869 3,605,536 263,520,952 10,549,906
Value Advantage Class P 276,434,765 44,579,918 11,131,186 5,007,374 23,491,072 338,381,943 11,766,111
Emerging Markets Class P 103,123,898 6,441,686 4,015,203 682,411 1,350,700 107,583,492 5,599,273
International Growth Class P 350,808,156 – 56,487,794 (3,926,051) 30,186,835 320,581,146 33,365,141
International Large-Cap Class P 149,921,440 61,208,500 6,611,883 2,325,826 5,430,931 212,274,814 13,471,516
International Small-Cap Class P 36,479,374 – 36,371,037 2,082,553 (2,190,890) – –
International Value Class P 243,091,036 – 68,702,986 11,028,298 (3,173,225) 182,243,123 9,099,820
Real Estate Class P 37,644,503 – 1,339,325 21,119 (651,908) 35,674,389 1,025,445
Total $ 7,015,908,418 $ 601,792,895 $ 869,473,073 $ 162,630,949 $ 235,554,422 $ 7,146,413,611
– – – – – –
Portfolio Optimization Growth
Core Income Class P $ 286,648,164 $ 30,423,943 $ 10,994,564 $ 1,135,486 ( $ 305,919 ) $ 306,907,110 25,120,740
Diversified Bond Class P 487,212,194 179,776,871 20,569,722 103 86,636 646,506,082 47,289,132
High Yield Bond Class P 96,215,648 4,958,561 3,638,428 1,077,577 870,200 99,483,558 8,870,897
Inflation Managed Class P 31,294,157 2,830,847 1,212,809 (92,220) 214,804 33,034,779 2,381,387
Intermediate Bond Class P 426,788,530 24,718 85,034,372 (8,237,160) 6,449,994 339,991,710 36,947,291
Managed Bond Class P 569,974,115 6,184,635 21,015,466 947,888 (1,007,864) 555,083,308 36,865,174
Short Duration Bond Class P 464,102,211 27,878 105,759,474 3,393,367 (335,156) 361,428,826 31,879,736
Emerging Markets Debt Class P 64,533,949 36,207,895 2,927,019 186,126 2,652,312 100,653,263 7,692,280
Dividend Growth Class P 118,640,915 6,691 124,739,062 64,467,114 (58,375,658) – –
Equity Index Class P 244,924,773 13,753 10,032,428 4,797,905 20,453,271 260,157,274 1,841,712
Focused Growth Class P 269,468,494 14,868 73,584,331 11,309,776 21,527,864 228,736,671 3,419,983
Growth Class P 248,080,376 14,125 55,201,325 28,166,910 10,760,481 231,820,567 3,017,665
Large-Cap Core Class P 499,169,687 111,836,222 20,369,162 10,033,201 48,803,487 649,473,435 7,500,035
Large-Cap Growth Class P 407,996,323 10,545,761 15,719,796 8,326,356 56,703,226 467,851,870 15,262,269
Large-Cap Value Class P 303,601,167 14,776,027 11,358,407 5,394,368 15,749,577 328,162,732 7,502,494
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2024 (Unaudited)
As of March 31, 2024 , Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:
Beginning
Net
Realized
Change in
Unrealized As of March 31, 2024
Value as of
January 1, 2024
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Growth (continued)
Mid-Cap Equity Class P $ 83,384,176 $ 4,461 $ 14,106,907 $ 4,998,917 $ 1,470,073 $ 75,750,720 1,716,781
Mid-Cap Growth Class P 207,252,090 18,610,236 7,585,834 3,188,114 11,854,212 233,318,818 7,408,088
Mid-Cap Value Class P 61,589,622 33,740,927 2,734,597 1,279,079 6,008,904 99,883,935 2,071,094
Small-Cap Equity Class P 59,557,174 3,160 22,900,649 (78,577) 1,256,358 37,837,466 929,552
Small-Cap Growth Class P 45,183,623 2,416 7,947,941 3,648,594 (756,899) 40,129,793 1,178,262
Small-Cap Index Class P 49,805,081 4,497,554 1,798,213 887,071 1,790,458 55,181,951 1,583,869
Small-Cap Value Class P 21,283,782 16,026,504 978,385 (70,350) 1,766,698 38,028,249 1,080,194
Value Class P 292,979,682 16,541 57,642,848 14,590,408 3,921,530 253,865,313 10,163,348
Value Advantage Class P 265,103,995 42,096,426 10,333,294 4,569,018 22,750,845 324,186,990 11,272,529
Emerging Markets Class P 96,407,984 6,197,455 3,638,428 1,029,607 882,332 100,878,950 5,250,329
International Growth Class P 321,290,835 18,028 51,470,789 (3,548,719) 27,636,438 293,925,793 30,590,930
International Large-Cap Class P 153,481,080 54,124,390 6,431,303 2,265,119 5,560,567 208,999,853 13,263,678
International Small-Cap Class P 68,193,589 3,717 2,655,422 850,928 842,783 67,235,595 3,646,104
International Value Class P 253,445,295 14,311 60,522,226 24,280,234 (15,573,531) 201,644,083 10,068,555
Real Estate Class P 70,364,706 139,723 2,425,619 509,910 (1,685,778) 66,902,942 1,923,097
Total $ 6,567,973,417 $ 573,138,644 $ 815,328,820 $ 189,306,150 $ 191,972,245 $ 6,707,061,636
– – – – – –
Portfolio Optimization Aggressive-Growth
Core Income Class P $ 39,162,266 $ 348,230 $ 1,193,201 $ 123,366 ( $ 45,967 ) $ 38,394,694 3,142,655
Diversified Bond Class P 66,696,161 15,630,105 2,236,363 162 (71,519) 80,018,546 5,853,012
High Yield Bond Class P 23,398,964 5,178 7,345,568 699,047 (340,102) 16,417,519 1,463,942
Intermediate Bond Class P 58,528,423 13,202 16,571,300 (1,550,049) 1,252,220 41,672,496 4,528,598
Managed Bond Class P 46,986,533 23,214,874 1,748,893 (133,879) 384,473 68,703,108 4,562,832
Short Duration Bond Class P 120,340,337 4,523,646 3,813,647 127,155 825,650 122,003,141 10,761,255
Emerging Markets Debt Class P 15,693,689 9,125,898 605,939 39,158 662,857 24,915,663 1,904,144
Dividend Growth Class P 35,226,520 63 37,041,743 19,178,646 (17,363,486) – –
Equity Index Class P 69,216,199 22,205 4,408,722 2,130,317 4,966,124 71,926,123 509,181
Focused Growth Class P 65,523,801 19,629 10,481,768 1,485,123 6,735,200 63,281,985 946,168
Growth Class P 55,566,004 1,198,499 1,799,140 894,253 8,176,980 64,036,596 833,580
Large-Cap Core Class P 123,794,351 46,269,962 4,493,421 2,357,586 12,936,438 180,864,916 2,088,605
Large-Cap Growth Class P 127,434,987 40,281 17,378,009 9,416,781 10,458,585 129,972,625 4,239,968
Large-Cap Value Class P 89,078,149 27,890 3,713,621 1,768,654 4,225,902 91,386,974 2,089,300
Mid-Cap Equity Class P 28,720,375 6,211 10,214,509 5,514,288 (3,570,702) 20,455,663 463,598
Mid-Cap Growth Class P 46,012,143 8,860,214 1,473,634 769,870 2,748,720 56,917,313 1,807,177
Mid-Cap Value Class P 27,342,080 3,299,085 867,695 404,663 2,219,747 32,397,880 671,770
Small-Cap Equity Class P 17,887,817 3,882 5,544,487 (18,619) 443,692 12,772,285 313,776
Small-Cap Growth Class P 26,197,775 7,491 3,897,258 873,871 824,767 24,006,646 704,866
Small-Cap Index Class P 14,703,735 2,810,566 463,355 229,086 647,935 17,927,967 514,580
Small-Cap Value Class P 9,487,202 3,135,475 316,035 (23,029) 553,003 12,836,616 364,625
Value Class P 64,039,200 4,603,089 2,021,698 501,644 4,100,046 71,222,281 2,851,342
Value Advantage Class P 87,311,115 27,370 4,995,308 2,487,194 5,663,597 90,493,968 3,146,628
Emerging Markets Class P 46,933,473 3,523,594 1,473,196 418,233 540,526 49,942,630 2,599,306
International Growth Class P 102,308,007 28,940 17,403,498 (1,176,238) 8,840,887 92,598,098 9,637,337
International Large-Cap Class P 53,547,068 23,605,281 1,953,650 690,459 2,123,884 78,013,042 4,950,912
International Small-Cap Class P 24,871,891 5,178 8,630,227 481,116 (84,715) 16,643,243 902,543
International Value Class P 93,644,203 24,047 18,396,864 7,383,263 (3,976,436) 78,678,213 3,928,585
Real Estate Class P 25,661,587 5,178 8,492,637 1,725,303 (2,338,426) 16,561,005 476,039
Total $ 1,605,314,055 $ 150,385,263 $ 198,975,386 $ 56,797,424 $ 51,539,880 $ 1,665,061,236
– – – – – –
Portfolio
Ownership
Percentage
ESG Diversified 29.95%
ESG Diversified Growth 77.39%
3. INVESTMENTS IN AFFILIATED FUNDS (Continued)